                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811- 21261

                                 Rydex ETF Trust
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5149

                    Date of fiscal year end: October 31, 2008

                   Date of reporting period: October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC]

                                                                OCTOBER 31, 2008

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                                      RYDEX S&P EQUAL WEIGHT ETF
                                                        RYDEX RUSSELL TOP 50 ETF

                                                    [RYDEX INVESTMENTS(TM) LOGO]
                                                    ESSENTIAL FOR MODERN MARKETS

 TABLE OF CONTENTS
--------------------------------------------------------------------------------



LETTER TO OUR
  SHAREHOLDERS......     2

FEES AND EXPENSES...     4

MANAGER'S ANALYSIS..     5

SCHEDULE OF
  INVESTMENTS.......     9

STATEMENTS OF ASSETS
  AND LIABILITIES...    18

STATEMENTS OF
  OPERATIONS........    19

STATEMENTS OF
  CHANGES IN NET
  ASSETS............    20

FINANCIAL
  HIGHLIGHTS........    21

NOTES TO FINANCIAL
  STATEMENTS........    23

INDEPENDENT
  REGISTERED PUBLIC
  ACCOUNTING FIRM'S
  REPORT............    28

SUPPLEMENTAL
  INFORMATION.......    29




                                               1                  ANNUAL REPORT

--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

Rydex is a proud participant in the ETF space with $1.7 billion in ETF assets and more than 30 exchange traded funds. Due to their convenience, transparency and ability to provide access to difficult to reach areas of the market, ETFs can play an important role in investor portfolios.

Professional investment advisors are increasingly using ETFs in their portfolios. A 2008 survey of registered investment advisors (RIAs) by Rydex AdvisorBenchmarking(TM) revealed that three-quarters of RIAs now use ETFs and that ETFs now slightly edge out the use of stocks in advisor portfolios. Rydex believes that investor knowledge is paramount when contemplating investment options. While advisor ETF use is skyrocketing, because investors still have room for education on ETFs, Rydex now offers ETF Essentials(TM) -- A COMPREHENSIVE GUIDE TO ETFS -- TO HELP ADVISORS EDUCATE THEIR CLIENTS ON THE NUANCES OF ETFS. THE PROGRAM PRESENTS INFORMATION ON ETF TOPICS IN SIMPLE UNDERSTANDABLE LANGUAGE AND IS AVAILABLE VIA PRINT AND ONLINE. IT'S ALSO FREE AND CAN BE REQUESTED ON WWW.RYDEXINVESTMENTS.COM web site.

Market Conditions. The last 12 months proved to be the most extraordinarily difficult period for investors in nearly a century. The crisis that unfolded during the summer months hit nearly every conceivable asset class, resulting in huge declines in wealth regardless of how investors had structured their portfolios. Other than treasury bills and the U.S. dollar, no investment category was spared the panic that washed over the world's financial markets. In the U.S., the major stock market averages lost more than 20% of their value, while international markets fared worse. Emerging market stocks were hit particularly hard as shown by the nearly 60% decline in Chinese share prices. Although commodity prices rose over the period, that masks an astounding plunge from mid-summer highs. From early July -- when oil rose to nearly $150/barrel, commodities -- led by oil -- fell more than 30%. Sector selection strategies offered little respite. Only consumer staples stocks, the most defensive in the S&P 500 Sector Index series, provided some degree of protection as that index held losses to less than 1.5%. Other traditional safe havens such as utilities and health care were down between 15% -25% while financial stocks, which are at the epicenter of the crisis, fell nearly 43%.

The events of late September completely overwhelmed everything that had come before. In an incredibly brief period, the entire global financial system seized up as the lubricant of any economy -- bank lending -- came to a complete halt. The resulting crash in global stock markets was as steep and deep as anything witnessed since the crash of 1929 and continues to this day. The Wall Street model of large, aggressive, risk-taking investment banks was completely swept aside as financial titans such as Merrill Lynch, Morgan Stanley, Goldman Sachs and Lehman Brothers collapsed, merged with, or were reborn as commercial banks. Financial dominos tumbled as a wave of commercial bank failures -- the most since the S&L crisis of the 1990s -- unfolded in the third quarter, culminating with the collapse of Washington Mutual, the largest bank failure in U.S. history. The other huge and profound shift is the nationalization of the global financial system. The takeover of Fannie Mae and Freddie Mac and AIG, the seizure of IndyMac Bank and Washington Mutual and the forced merger of Wachovia, along with blanket guarantees of mortgage-backed securities, whole loans, intra-bank loans, money market funds and bank deposits (both here and in Europe) point to a near takeover of the global financial system by national governments. In this history-making period, governments at all levels moved with unprecedented speed, scope and coordination to save the financial system and with it the global economy. In the U.S. this culminated with a $700 billion plan put forward by the U.S. Treasury to essentially buy up all the bad mortgage assets clogging the financial system. Rejection of that plan by the House of Representatives late in September sent the markets into a tailspin with the Dow suffering its biggest point drop in history and sending the index to three-year lows. Treasury bill yields fell to near zero and interest rates on longer-dated treasuries fell to a decade low in a massive flight to safety.

It is not all doom and gloom, however. This environment has broken the commodity bubble and has resulted in a huge slowdown in global inflation. This helps the emerging markets, whose economies and markets have been pummeled by the rise in food and energy costs. It has also ushered in a period of dollar strength, which gives the Fed additional room to ease. Moreover, interest rates could hardly be lower and stocks are cheaper than they have been in some time. With the massive amounts of liquidity pumped into the system, stocks could rally sharply in the months ahead -- they have repeatedly shown signs of doing throughout the crisis.

Having gone through at least four false bottoms so far this year -- Societe Generale, Bear Stearns, Fannie Mae /Freddie Mac and Lehman Brothers -- the question is: Can any rally be sustained? The key to that question is fairly straightforward. The allocation of credit in the bond and money markets needs to resume. No recovery in stocks is possible without it. While capital has been thrown at the markets and recovery plans announced, the mountain of bad debt is still sitting on bank balance sheets. The fuel is in place for the markets to recover -- they always do. This process is likely to be lengthy, though. Navigating through this difficult environment will require carefully thought-out investment strategies and the discipline to stay the course.

--------------------------------------------------------------------------------

These tumultuous markets did not leave the ETF space unscathed. According to the Investment Company Institute, over the past 12 months, while the number of ETFs on the market has increased 19% (from 586 in October 2007 to 698 in October
2008), ETF assets decreased $105.86 billion, or 18%. Despite the market's erosion of assets, with their numerous benefits, ETFs can provide a suitable choice for investors looking for convenient access to the markets.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us. It is our goal to continue to offer innovative ETF choices to meet your investment needs.

Sincerely,

-s- David C. Reilly, CFA
David C. Reilly, CFA
Director of Portfolio Strategies


                                               3                  ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2008 and held for the six months ended October 31, 2008.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                          BEGINNING     ENDING        EXPENSES PAID
                                                            ACCOUNT    ACCOUNT               DURING
                                                              VALUE      VALUE    SIX-MONTH PERIOD*
                                                            4/30/08   10/31/08  4/30/08 TO 10/31/08
                                                          ---------  ---------  -------------------
ACTUAL
  Rydex S&P Equal Weight ETF............................  $1,000.00  $  559.50         $1.57
  Rydex Russell Top 50 ETF..............................  $1,000.00  $  659.60         $0.83
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
  Rydex S&P Equal Weight ETF............................  $1,000.00  $1,023.13         $2.03
  Rydex Russell Top 50 ETF..............................  $1,000.00  $1,024.13         $1.02


--------

    * Expenses are equal to the Fund's annualized expense ratio of 0.40% and 0.20% respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

RYDEX S&P EQUAL WEIGHT ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Rydex S&P Equal Weight ETF (RSP) returned -39.75% for the year ending 10/31/2008 compared to the benchmark S&P Equal Weight Index and the traditional capitalization-weighted S&P 500, which returned -39.18% and -36.10% respectively for the same time period.

Overall weakness in the financials sector served as the major detractor of returns, affecting both the equal-weight and cap-weight indices. The S&P Equal Weight Index's higher allocation to consumer discretionary stocks caused this sector to be the second largest detractor of returns for RSP. Compared to its cap-weighted counterpart, the equal weight index had approximately twice the exposure to consumer discretionaries. Varying allocations to consumer staple stocks also accounted for performance differences between the S&P Equal Weight Index and the S&P 500. As the larger-cap stocks weathered the market meltdowns, higher allocations to smaller companies in the consumer staples sector detracted from RSP's returns relative to the cap-weighted index.

         CUMULATIVE FUND PERFORMANCE: APRIL 24, 2003 - OCTOBER 31, 2008

(PERFORMANCE GRAPH)

                                              S&P 500
                             RYDEX S&P     EQUAL WEIGHT       S&P 500
                           EQUAL WEIGHT    TOTAL RETURN    TOTAL RETURN
                                ETF            INDEX           INDEX
                           ------------    ------------    ------------
4/24/2003                      10000           10000           10000
4/30/2003                      10114           10115           10063
5/31/2003                      11091           11096           10594
6/30/2003                      11170           11179           10729
7/31/2003                      11457           11469           10918
8/31/2003                      11960           11977           11131
9/30/2003                      11754           11774           11013
10/31/2003                     12575           12605           11636
11/30/2003                     12841           12876           11738
12/31/2003                     13500           13543           12354
1/31/2004                      13822           13872           12580
2/29/2004                      14096           14152           12755
3/31/2004                      13999           14061           12563
4/30/2004                      13643           13708           12365
5/31/2004                      13893           13964           12535
6/30/2004                      14316           14395           12779
7/31/2004                      13684           13762           12356
8/31/2004                      13663           13733           12406
9/30/2004                      14019           14100           12540
10/31/2004                     14349           14438           12732
11/30/2004                     15177           15277           13247
12/31/2004                     15727           15839           13698
1/31/2005                      15254           15367           13364
2/28/2005                      15576           15694           13645
3/31/2005                      15371           15492           13404
4/30/2005                      14897           15013           13149
5/31/2005                      15567           15695           13568
6/30/2005                      15785           15921           13587
7/31/2005                      16577           16729           14092
8/31/2005                      16396           16551           13964
9/30/2005                      16529           16691           14077
10/31/2005                     16112           16273           13842
11/30/2005                     16812           16986           14366
12/31/2005                     16933           17116           14371
1/31/2006                      17620           17821           14751
2/28/2006                      17653           17857           14791
3/31/2006                      17971           18185           14975
4/30/2006                      18155           18378           15176
5/31/2006                      17628           17846           14740
6/30/2006                      17582           17807           14760
7/31/2006                      17320           17546           14851
8/31/2006                      17804           18045           15204
9/30/2006                      18255           18510           15596
10/31/2006                     18919           19193           16104
11/30/2006                     19391           19678           16410
12/31/2006                     19526           19820           16640
1/31/2007                      19979           20292           16892
2/28/2007                      19905           20221           16562
3/31/2007                      20056           20381           16747
4/30/2007                      20919           21266           17489
5/31/2007                      21601           21969           18099
6/30/2007                      21209           21579           17798
7/31/2007                      20248           20604           17246
8/31/2007                      20277           20641           17505
9/30/2007                      20781           21164           18160
10/31/2007                     21043           21437           18449
11/30/2007                     20033           20411           17677
12/31/2007                     19741           20123           17555
1/31/2008                      18873           19234           16502
2/29/2008                      18230           18587           15966
3/31/2008                      18031           18392           15897
4/30/2008                      18970           19360           16671
5/31/2008                      19460           19881           16887
6/30/2008                      17552           17937           15463
7/31/2008                      17460           17851           15333
8/31/2008                      17964           18379           15555
9/30/2008                      16077           16517           14169
10/31/2008                     12680           13038           11789




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                                   SINCE INCEPTION
                                               ONE YEAR   THREE YEAR   FIVE YEAR        (04/24/03)
                                               --------   ----------   ---------   ---------------
RYDEX S&P EQUAL WEIGHT ETF..................    -39.75%       -7.68%       0.16%             4.39%
S&P EQUAL WEIGHT TOTAL RETURN INDEX.........    -39.18%       -7.12%       0.68%             4.92%
S&P 500 TOTAL RETURN INDEX..................    -36.10%       -5.21%       0.26%             3.03%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.


                                               5                  ANNUAL REPORT

Rydex S&P Equal Weight ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

     DESCRIPTION                                                    % OF NET ASSETS
------------------------------------------------------------------------------------
SSGA GOVERNMENT MONEY MARKET FUNDS                                        0.42%
INTERCONTINENTAL EXCHANGE, INC.                                           0.31%
APOLLO GROUP, INC. -- CLASS A                                             0.31%
MICRON TECHNOLOGY, INC.                                                   0.30%
SOUTHWESTERN ENERGY CO.                                                   0.30%
TELLABS, INC.                                                             0.29%
KROGER CO.                                                                0.27%
JPMORGAN CHASE & CO.                                                      0.27%
BANK OF NEW YORK MELLON CORP.                                             0.27%
DAVITA, INC.                                                              0.27%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   15.68
Consumer Discretionary                       15.19
Information Technology                       14.87
Health Care                                  11.51
Industrials                                  11.14
Consumer Staples                              9.22
Energy                                        7.58
Utilities                                     7.30
Materials                                     5.73
Telecommunication Services                    1.78




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

--------------------------------------------------------------------------------

RYDEX RUSSELL TOP 50 ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Rydex Russell Top 50(R) ETF (XLG) finished the year down approximately 33% due in large part to its exposure to the financials and information technology sectors. XLG returned -32.92% for the year ending 10/31/2008, compared to the Russell Top 50 benchmark, which returned -33.01% for the same time period. Slight underweighting in information technology was behind the fund's outperformance relative to its benchmark. There were few areas to escape the financial and economic crisis, but mega-cap stocks fared marginally better than their small-cap counterparts.

Not surprisingly, the credit crisis played a role in the XLG's negative returns. Diversified banks such as Citigroup (C), Bank of America (BOA) and Goldman Sachs
(GS) were hit especially hard during the months of September and October. Likewise, technology hardware and equipment finished the year down more than 30%, contributing almost 4% to the fund's decline. The food and staples retailing sectors -- specifically Wal-Mart (WMT) -- were the lone bright spots for the fund and the Russell Top 50 Index, returning 2.62% and 2.28% respectively for the year.

           CUMULATIVE FUND PERFORMANCE: MAY 4, 2005 - OCTOBER 31, 2008

(Performance Graph)

                           RYDEX RUSSELL     RUSSELL TOP       S&P 100
                               TOP 50         50 TOTAL      TOTAL RETURN
                                ETF         RETURN INDEX        INDEX
                           -------------    ------------    ------------
5/4/2005                       10000            10000           10000
5/31/2005                      10116            10119           10088
6/30/2005                       9963             9966            9989
7/31/2005                      10184            10189           10263
8/31/2005                      10108            10114           10142
9/30/2005                      10162            10171           10196
10/31/2005                     10036            10043           10027
11/30/2005                     10364            10375           10381
12/31/2005                     10285            10297           10312
1/31/2006                      10424            10439           10482
2/28/2006                      10457            10472           10550
3/31/2006                      10536            10555           10691
4/30/2006                      10667            10689           10856
5/31/2006                      10393            10417           10618
6/30/2006                      10409            10434           10601
7/31/2006                      10676            10706           10782
8/31/2006                      10978            11010           11060
9/30/2006                      11270            11307           11405
10/31/2006                     11659            11702           11795
11/30/2006                     11863            11909           12001
12/31/2006                     12123            12172           12216
1/31/2007                      12214            12266           12349
2/28/2007                      11758            11806           11960
3/31/2007                      11886            11937           12087
4/30/2007                      12436            12503           12673
5/31/2007                      12828            12902           13117
6/30/2007                      12600            12671           12953
7/31/2007                      12346            12415           12650
8/31/2007                      12617            12689           12902
9/30/2007                      13105            13189           13432
10/31/2007                     13287            13374           13635
11/30/2007                     12757            12841           13061
12/31/2007                     12685            12772           12964
1/31/2008                      11894            11972           12178
2/29/2008                      11339            11414           11654
3/31/2008                      11382            11457           11676
4/30/2008                      11875            11958           12212
5/31/2008                      11804            11885           12209
6/30/2008                      10788            10843           11123
7/31/2008                      10834            10893           11199
8/31/2008                      10990            11052           11360
9/30/2008                      10339            10394           10496
10/31/2008                      8913             8959            8964




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                              SINCE INCEPTION
                                                      ONE YEAR   THREE YEAR         (05/4/05)
                                                      --------   ----------   ---------------
RYDEX RUSSELL TOP 50 ETF...........................    -32.92%       -3.88%            -3.24%
RUSSELL TOP 50 TOTAL RETURN INDEX..................    -33.01%       -3.74%            -3.10%
S&P 100 TOTAL RETURN INDEX.........................    -34.26%       -3.67%            -3.08%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is not guarantee of future results.


                                               7                  ANNUAL REPORT

Rydex Russell Top 50 ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

     DESCRIPTION                                                    % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                         8.95%
PROCTER & GAMBLE CO.                                                      4.51%
GENERAL ELECTRIC CO.                                                      4.45%
MICROSOFT CORP.                                                           4.10%
JOHNSON & JOHNSON                                                         3.95%
AT&T, INC.                                                                3.64%
CHEVRON CORP.                                                             3.53%
JPMORGAN CHASE & CO.                                                      3.26%
INTERNATIONAL BUSINESS MACHINES CORP.                                     2.92%
WAL-MART STORES, INC.                                                     2.86%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       21.50
Energy                                       16.85
Consumer Staples                             14.94
Health Care                                  13.89
Financials                                   12.19
Industrials                                   8.47
Telecommunication Services                    5.60
Consumer Discretionary                        4.49
Materials                                     1.26
Utilities                                     0.81




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

Rydex S&P Equal Weight ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS 99.5%
  AEROSPACE & DEFENSE 2.3%
  Boeing Co. ..................     39,047     $2,040,987
  General Dynamics Corp. ......     27,020      1,629,846
  Goodrich Corp. ..............     48,930      1,788,881
  Honeywell International,
     Inc. .....................     51,499      1,568,145
  L-3 Communications Holdings,
     Inc. .....................     22,087      1,792,802
  Lockheed Martin Corp. .......     19,851      1,688,327
  Northrop Grumman Corp. ......     34,866      1,634,867
  Precision Castparts Corp. ...     25,758      1,669,376
  Raytheon Co. ................     38,181      1,951,431
  Rockwell Collins, Inc. ......     46,098      1,716,228
  United Technologies Corp. ...     36,273      1,993,564
                                             ------------
TOTAL AEROSPACE & DEFENSE                      19,474,454
                                             ------------

  AIR FREIGHT & LOGISTICS 0.9%
  C.H. Robinson Worldwide,
     Inc. .....................     40,469      2,095,485
  Expeditors International of
     Washington, Inc. .........     58,667      1,915,477
  FedEx Corp. .................     24,797      1,620,980
  United Parcel Service,
     Inc. -- Class B...........     34,061      1,797,740
                                             ------------
TOTAL AIR FREIGHT & LOGISTICS                   7,429,682
                                             ------------

  AIRLINES 0.2%
  Southwest Airlines Co. ......    144,931      1,707,287
                                             ------------
TOTAL AIRLINES                                  1,707,287
                                             ------------

  AUTO COMPONENTS 0.3%
  Goodyear Tire & Rubber
     Co.(The)*.................    139,425      1,243,671
  Johnson Controls, Inc. ......     68,215      1,209,452
                                             ------------
TOTAL AUTO COMPONENTS                           2,453,123
                                             ------------

  AUTOMOBILES 0.4%
  Ford Motor Co.* .............    429,319        940,209
  General Motors Corp. ........    198,816      1,149,156
  Harley-Davidson, Inc. .......     53,388      1,306,938
                                             ------------
TOTAL AUTOMOBILES                               3,396,303
                                             ------------

  BEVERAGES 1.8%
  Anheuser-Busch Cos., Inc. ...     34,431      2,135,755
  Brown-Forman Corp. -- Class
     B.........................     38,177      1,733,213
  Coca-Cola Co.(The)...........     42,428      1,869,378
  Coca-Cola Enterprises,
     Inc. .....................    129,484      1,301,314
  Constellation Brands,
     Inc. -- Class A*..........    102,788      1,288,962
  Dr Pepper Snapple Group,
     Inc.* ....................     85,435      1,956,461
  Molson Coors Brewing
     Co. -- Class B............     46,581      1,740,266
  Pepsi Bottling Group, Inc. ..     72,787      1,682,835
  PepsiCo, Inc. ...............     30,884      1,760,697
                                             ------------
TOTAL BEVERAGES                                15,468,881
                                             ------------

  BIOTECHNOLOGY 1.3%
  Amgen, Inc.* ................     37,504      2,246,115
  Biogen Idec, Inc.* ..........     48,106      2,046,910
  Celgene Corp.* ..............     35,173      2,260,217
  Genzyme Corp.* ..............     28,083      2,046,689
  Gilead Sciences, Inc.* ......     48,078      2,204,376
                                             ------------
TOTAL BIOTECHNOLOGY                            10,804,307
                                             ------------
  BUILDING PRODUCTS 0.1%
  Masco Corp. .................    118,827      1,206,094
                                             ------------
TOTAL BUILDING PRODUCTS                         1,206,094
                                             ------------

  CAPITAL MARKETS 3.1%
  American Capital, Ltd. ......     94,119      1,322,372
  Ameriprise Financial, Inc. ..     57,321      1,238,134
  Bank of New York Mellon
     Corp. ....................     70,328      2,292,693
  Charles Schwab Corp.(The)....     94,536      1,807,528
  E*TRADE Financial Corp.* ....    686,269      1,249,010
  Federated Investors,
     Inc. -- Class B...........     83,686      2,025,201
  Franklin Resources, Inc. ....     24,254      1,649,272
  Goldman Sachs Group,
     Inc.(The).................     20,799      1,923,907
  Invesco Ltd. ................     94,634      1,410,993
  Janus Capital Group, Inc. ...     93,540      1,098,160
  Legg Mason, Inc. ............     61,313      1,360,535
  Merrill Lynch & Co., Inc. ...    101,004      1,877,664
  Morgan Stanley...............    101,288      1,769,501
  Northern Trust Corp. ........     30,005      1,689,582
  State Street Corp. ..........     38,429      1,665,897
  T. Rowe Price Group, Inc. ...     38,226      1,511,456
                                             ------------
TOTAL CAPITAL MARKETS                          25,891,905
                                             ------------

  CHEMICALS 2.9%
  Air Products & Chemicals,
     Inc. .....................     29,704      1,726,693
  Ashland, Inc. ...............     77,630      1,753,662
  CF Industries Holdings,
     Inc. .....................     20,568      1,320,260
  Dow Chemical Co.(The)........     63,225      1,686,211
  Du Pont (E.I.) de Nemours &
     Co. ......................     49,300      1,577,600
  Eastman Chemical Co. ........     37,728      1,523,834
  Ecolab, Inc. ................     45,754      1,704,794
  Hercules, Inc. ..............    115,664      1,944,312
  International Flavors &
     Fragrances, Inc. .........     52,564      1,675,740
  Monsanto Co. ................     20,127      1,790,900
  PPG Industries, Inc. ........     33,577      1,664,748
  Praxair, Inc. ...............     27,588      1,797,358
  Rohm & Haas Co. .............     30,712      2,160,589
  Sigma-Aldrich Corp. .........     42,724      1,873,875
                                             ------------
TOTAL CHEMICALS                                24,200,576
                                             ------------

  COMMERCIAL BANKS 3.4%
  BB&T Corp. ..................     56,610      2,029,468
  Comerica, Inc. ..............     61,573      1,698,799
  Fifth Third Bancorp..........    140,131      1,520,421
  First Horizon National
     Corp. ....................    163,700      1,949,667
  Huntington Bancshares,
     Inc. .....................    212,967      2,012,538
  KeyCorp......................    166,064      2,030,963
  M&T Bank Corp. ..............     25,026      2,029,609
  Marshall & Ilsley Corp. .....     97,807      1,763,460
  National City Corp. .........    501,243      1,353,356
  PNC Financial Services Group,
     Inc. .....................     28,461      1,897,495
  Regions Financial Corp. .....    153,964      1,707,461
  SunTrust Banks, Inc. ........     40,727      1,634,782
  U.S. Bancorp.................     61,318      1,827,889
  Wachovia Corp. ..............    156,219      1,001,364


                                               9                  ANNUAL REPORT



See Notes to Financial Statements.

Rydex S&P Equal Weight ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Wells Fargo & Co. ...........     60,572     $2,062,477
  Zions Bancorp................     48,216      1,837,512
                                             ------------
TOTAL COMMERCIAL BANKS                         28,357,261
                                             ------------

  COMMERCIAL SERVICES & SUPPLIES 1.9%
  Allied Waste Industries,
     Inc.* ....................    197,543      2,058,398
  Avery Dennison Corp. ........     48,786      1,708,486
  Cintas Corp. ................     71,197      1,687,369
  Equifax, Inc. ...............     66,927      1,745,456
  Monster Worldwide, Inc.* ....    122,318      1,741,808
  Pitney Bowes, Inc. ..........     63,191      1,565,873
  R.R. Donnelley & Sons Co. ...     92,123      1,526,478
  Robert Half International,
     Inc. .....................     88,465      1,669,334
  Waste Management, Inc. ......     66,494      2,076,608
                                             ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES           15,779,810
                                             ------------

  COMMUNICATIONS EQUIPMENT 1.9%
  Ciena Corp.* ................    219,145      2,105,984
  Cisco Systems, Inc.* ........     99,370      1,765,805
  Corning, Inc. ...............    142,554      1,543,860
  Harris Corp. ................     48,415      1,740,519
  JDS Uniphase Corp.* .........    266,024      1,452,491
  Juniper Networks, Inc.* .....     87,237      1,634,821
  Motorola, Inc. ..............    319,212      1,714,168
  QUALCOMM, Inc. ..............     48,510      1,855,993
  Tellabs, Inc.* ..............    578,679      2,453,599
                                             ------------
TOTAL COMMUNICATIONS EQUIPMENT                 16,267,240
                                             ------------

  COMPUTERS & PERIPHERALS 2.1%
  Apple, Inc.* ................     16,921      1,820,531
  Dell, Inc.* .................    131,622      1,599,207
  EMC Corp.* ..................    182,799      2,153,372
  Hewlett-Packard Co. .........     48,026      1,838,435
  International Business
     Machines Corp. ...........     19,678      1,829,464
  Lexmark International,
     Inc. -- Class A*..........     69,505      1,795,314
  NetApp, Inc.* ...............    110,964      1,501,343
  QLogic Corp.* ...............    131,164      1,576,591
  SanDisk Corp.* ..............    100,627        894,574
  Sun Microsystems, Inc.* .....    279,800      1,287,080
  Teradata Corp.* .............    102,335      1,574,936
                                             ------------
TOTAL COMPUTERS & PERIPHERALS                  17,870,847
                                             ------------

  CONSTRUCTION & ENGINEERING 0.3%
  Fluor Corp. .................     38,819      1,550,042
  Jacobs Engineering Group,
     Inc.* ....................     38,332      1,396,435
                                             ------------
TOTAL CONSTRUCTION & ENGINEERING                2,946,477
                                             ------------

  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ........     27,428      1,488,792
                                             ------------
TOTAL CONSTRUCTION MATERIALS                    1,488,792
                                             ------------

  CONSUMER FINANCE 0.8%
  American Express Co. ........     60,067      1,651,843
  Capital One Financial
     Corp. ....................     41,669      1,630,091
  Discover Financial Services..    154,329      1,890,530
  SLM Corp.* ..................    184,303      1,966,513
                                             ------------
TOTAL CONSUMER FINANCE                          7,138,977
                                             ------------

  CONTAINERS & PACKAGING 0.9%
  Ball Corp. ..................     53,788      1,839,550
  Bemis Co., Inc. .............     79,378      1,971,749
  Pactiv Corp.* ...............     81,701      1,924,876
  Sealed Air Corp. ............     98,158      1,660,833
                                             ------------
TOTAL CONTAINERS & PACKAGING                    7,397,008
                                             ------------

  DISTRIBUTORS 0.3%
  Genuine Parts Co. ...........     54,690      2,152,052
                                             ------------
TOTAL DISTRIBUTORS                              2,152,052
                                             ------------

  DIVERSIFIED CONSUMER SERVICES 0.5%
  Apollo Group, Inc. -- Class
     A*........................     37,178      2,584,243
  H&R Block, Inc. .............     94,086      1,855,376
                                             ------------
TOTAL DIVERSIFIED CONSUMER SERVICES             4,439,619
                                             ------------

  DIVERSIFIED FINANCIAL SERVICES 2.0%
  Bank of America Corp. .......     73,816      1,784,133
  CIT Group, Inc. .............    210,956        873,358
  Citigroup, Inc. .............    134,585      1,837,085
  CME Group, Inc. .............      6,301      1,777,827
  IntercontinentalExchange,
     Inc.* ....................     30,895      2,643,376
  JPMorgan Chase & Co. ........     56,092      2,313,795
  Leucadia National Corp. .....     58,125      1,560,075
  Moody's Corp. ...............     61,905      1,584,768
  Nasdaq OMX Group (The)*......     33,534      1,088,514
  NYSE Euronext................     55,343      1,670,252
                                             ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES           17,133,183
                                             ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
  AT&T, Inc. ..................     77,972      2,087,311
  CenturyTel, Inc. ............     59,304      1,489,123
  Embarq Corp. ................     51,720      1,551,600
  Frontier Communications
     Corp. ....................    192,571      1,465,465
  Qwest Communications
     International, Inc. ......    622,457      1,780,227
  Verizon Communications,
     Inc. .....................     69,537      2,063,163
  Windstream Corp. ............    196,598      1,476,451
                                             ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     11,913,340
                                             ------------

  ELECTRIC UTILITIES 3.1%
  Allegheny Energy, Inc. ......     61,268      1,847,230
  American Electric Power Co.,
     Inc. .....................     63,400      2,068,742
  Duke Energy Corp. ...........    121,770      1,994,593
  Edison International.........     56,701      2,017,989
  Entergy Corp. ...............     25,983      2,027,973
  Exelon Corp. ................     35,479      1,924,381
  FirstEnergy Corp. ...........     34,062      1,776,674
  FPL Group, Inc. .............     43,079      2,035,052
  Pepco Holdings, Inc. ........    100,734      2,080,157
  Pinnacle West Capital
     Corp. ....................     63,845      2,020,694
  PPL Corp. ...................     63,170      2,073,239



                                10


See Notes to Financial Statements.

Rydex S&P Equal Weight ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Progress Energy, Inc. .......     51,467     $2,026,256
  Southern Co. ................     57,181      1,963,595
                                             ------------
TOTAL ELECTRIC UTILITIES                       25,856,575
                                             ------------

  ELECTRICAL EQUIPMENT 0.6%
  Cooper Industries,
     Ltd. -- Class A...........     52,914      1,637,688
  Emerson Electric Co. ........     52,638      1,722,842
  Rockwell Automation, Inc. ...     62,425      1,727,300
                                             ------------
TOTAL ELECTRICAL EQUIPMENT                      5,087,830
                                             ------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
  Agilent Technologies,
     Inc.* ....................     72,300      1,604,337
  Amphenol Corp. -- Class A....     55,930      1,602,394
  Jabil Circuit, Inc. .........    201,197      1,692,067
  Molex, Inc. .................     91,734      1,321,887
  Tyco Electronics, Ltd. ......     84,327      1,639,317
                                             ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS        7,860,002
                                             ------------

  ENERGY EQUIPMENT & SERVICES 2.1%
  Baker Hughes, Inc. ..........     34,974      1,222,341
  BJ Services Co. .............    107,741      1,384,472
  Cameron International
     Corp.* ...................     56,475      1,370,084
  ENSCO International, Inc. ...     38,848      1,476,613
  Halliburton Co. .............     65,509      1,296,423
  Nabors Industries, Ltd.* ....     86,812      1,248,357
  National-Oilwell Varco,
     Inc.* ....................     43,049      1,286,735
  Noble Corp. .................     52,344      1,686,000
  Rowan Cos., Inc. ............     69,288      1,256,884
  Schlumberger, Ltd. ..........     27,434      1,416,966
  Smith International, Inc. ...     37,038      1,277,070
  Transocean, Inc.* ...........     19,755      1,626,429
  Weatherford International,
     Ltd.* ....................     80,698      1,362,182
                                             ------------
TOTAL ENERGY EQUIPMENT & SERVICES              17,910,556
                                             ------------

  FOOD & STAPLES RETAILING 1.9%
  Costco Wholesale Corp. ......     33,205      1,893,017
  CVS Caremark Corp. ..........     62,794      1,924,636
  Kroger Co.(The)..............     84,455      2,319,134
  Safeway, Inc. ...............     88,596      1,884,437
  SUPERVALU, Inc. .............     99,974      1,423,630
  Sysco Corp. .................     66,152      1,733,183
  Wal-Mart Stores, Inc. .......     36,783      2,052,859
  Walgreen Co. ................     69,003      1,756,816
  Whole Foods Market, Inc. ....    109,928      1,178,428
                                             ------------
TOTAL FOOD & STAPLES RETAILING                 16,166,140
                                             ------------

  FOOD PRODUCTS 2.8%
  Archer-Daniels-Midland Co. ..    105,374      2,184,403
  Campbell Soup Co. ...........     56,720      2,152,524
  ConAgra Foods, Inc. .........    115,147      2,005,861
  Dean Foods Co.* .............     95,499      2,087,608
  General Mills, Inc. .........     32,451      2,198,231
  H.J. Heinz Co. ..............     45,536      1,995,387
  Hershey Co.(The).............     52,740      1,964,038
  Kellogg Co. .................     39,687      2,001,019
  Kraft Foods, Inc. -- Class
     A.........................     66,921      1,950,078
  McCormick & Co., Inc. .......     57,228      1,926,294
  Sara Lee Corp. ..............    174,434      1,950,172
  Tyson Foods, Inc. -- Class
     A.........................    174,674      1,526,651
                                             ------------
TOTAL FOOD PRODUCTS                            23,942,266
                                             ------------

  GAS UTILITIES 0.5%
  Nicor, Inc. .................     46,350      2,141,833
  Questar Corp. ...............     52,523      1,809,943
                                             ------------
TOTAL GAS UTILITIES                             3,951,776
                                             ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.5%
  Baxter International, Inc. ..     34,074      2,061,136
  Becton, Dickinson & Co. .....     28,148      1,953,471
  Boston Scientific Corp.* ....    167,613      1,513,545
  C.R. Bard, Inc. .............     22,863      2,017,660
  Covidien, Ltd. ..............     40,892      1,811,107
  Hospira, Inc.* ..............     57,408      1,597,091
  Intuitive Surgical, Inc.* ...      8,224      1,421,025
  Medtronic, Inc. .............     42,915      1,730,762
  St Jude Medical, Inc.* ......     50,352      1,914,887
  Stryker Corp. ...............     35,742      1,910,767
  Varian Medical Systems,
     Inc.* ....................     37,612      1,711,722
  Zimmer Holdings, Inc.* ......     33,067      1,535,301
                                             ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         21,178,474
                                             ------------

  HEALTH CARE PROVIDERS & SERVICES 3.2%
  Aetna, Inc. .................     59,413      1,477,601
  AmerisourceBergen Corp. .....     57,743      1,805,624
  Cardinal Health, Inc. .......     44,266      1,690,961
  CIGNA Corp. .................     60,922        993,029
  Coventry Health Care,
     Inc.* ....................     69,429        915,768
  DaVita, Inc.* ...............     40,399      2,292,643
  Express Scripts, Inc.* ......     30,050      1,821,330
  Humana, Inc.* ...............     53,867      1,593,924
  Laboratory Corp. of America
     Holdings*.................     30,769      1,891,986
  McKesson Corp. ..............     40,989      1,507,985
  Medco Health Solutions,
     Inc.* ....................     46,644      1,770,140
  Patterson Cos., Inc.* .......     71,978      1,823,203
  Quest Diagnostics, Inc. .....     40,145      1,878,786
  Tenet Healthcare Corp.* .....    367,794      1,610,938
  UnitedHealth Group, Inc. ....     85,271      2,023,481
  WellPoint, Inc.* ............     47,572      1,849,124
                                             ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES         26,946,523
                                             ------------

  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ............    111,291      1,595,913
                                             ------------
TOTAL HEALTH CARE TECHNOLOGY                    1,595,913
                                             ------------

  HOTELS, RESTAURANTS & LEISURE 1.8%
  Carnival Corp. ..............     57,640      1,464,056
  Darden Restaurants, Inc. ....     77,057      1,708,354
  International Game
     Technology................    127,043      1,778,602
  Marriott International,
     Inc. -- Class A...........     82,598      1,723,820
  McDonald's Corp. ............     35,333      2,046,841
  Starbucks Corp.* ............    141,379      1,856,306


                                               11                 ANNUAL REPORT



See Notes to Financial Statements.

Rydex S&P Equal Weight ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Starwood Hotels & Resorts
     Worldwide, Inc. ..........     66,324     $1,494,943
  Wyndham Worldwide Corp. .....    136,306      1,116,346
  Yum! Brands, Inc. ...........     58,052      1,684,089
                                             ------------
TOTAL HOTELS, RESTAURANTS & LEISURE            14,873,357
                                             ------------

  HOUSEHOLD DURABLES 2.3%
  Black & Decker Corp. ........     34,092      1,725,737
  Centex Corp. ................    137,293      1,681,839
  D.R. Horton, Inc. ...........    165,841      1,223,907
  Fortune Brands, Inc. ........     37,577      1,433,187
  Harman International
     Industries, Inc. .........     70,595      1,296,830
  KB HOME......................    100,731      1,681,200
  Leggett & Platt, Inc. .......     95,291      1,654,252
  Lennar Corp. -- Class A......    150,851      1,167,587
  Newell Rubbermaid, Inc. .....    120,092      1,651,265
  Pulte Homes, Inc. ...........    137,538      1,532,173
  Snap-on, Inc. ...............     41,520      1,534,164
  Stanley Works(The)...........     50,280      1,646,167
  Whirlpool Corp. .............     26,172      1,220,924
                                             ------------
TOTAL HOUSEHOLD DURABLES                       19,449,232
                                             ------------

  HOUSEHOLD PRODUCTS 1.0%
  Clorox Co. ..................     35,480      2,157,539
  Colgate-Palmolive Co. .......     29,403      1,845,332
  Kimberly-Clark Corp. ........     34,975      2,143,618
  Procter & Gamble Co. ........     31,351      2,023,393
                                             ------------
TOTAL HOUSEHOLD PRODUCTS                        8,169,882
                                             ------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.7%
  AES Corp.(The)*..............    188,919      1,505,684
  Constellation Energy Group,
     Inc. .....................     94,066      2,277,338
  Dynegy, Inc. -- Class A*.....    619,520      2,255,053
                                             ------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS                                       6,038,075
                                             ------------

  INDUSTRIAL CONGLOMERATES 0.8%
  3M Co. ......................     32,139      2,066,538
  General Electric Co. ........     91,425      1,783,702
  Textron, Inc. ...............     70,866      1,254,328
  Tyco International, Ltd. ....     56,496      1,428,219
                                             ------------
TOTAL INDUSTRIAL CONGLOMERATES                  6,532,787
                                             ------------

  INSURANCE 3.6%
  AFLAC, Inc. .................     35,267      1,561,623
  Allstate Corp. ..............     49,092      1,295,538
  American International Group,
     Inc. .....................    846,523      1,616,859
  Aon Corp. ...................     47,697      2,017,583
  Assurant, Inc. ..............     44,359      1,130,267
  Chubb Corp. .................     38,941      2,017,923
  Cincinnati Financial Corp. ..     74,374      1,932,980
  Genworth Financial,
     Inc. -- Class A...........    247,978      1,200,214
  Hartford Financial Services
     Group, Inc. ..............     39,578        408,445
  Lincoln National Corp. ......     43,502        749,974
  Loews Corp. .................     56,727      1,883,904
  Marsh & McLennan Cos.,
     Inc. .....................     67,650      1,983,498
  MBIA, Inc. ..................    156,793      1,541,275
  MetLife, Inc. ...............     35,894      1,192,399
  Principal Financial Group,
     Inc. .....................     52,190        991,088
  Progressive Corp. ...........    134,724      1,922,511
  Prudential Financial, Inc. ..     26,833        804,990
  Torchmark Corp. .............     38,264      1,598,287
  Travelers Cos., Inc.(The)....     44,489      1,893,007
  Unum Group...................     90,571      1,426,493
  XL Capital, Ltd. -- Class A..    125,058      1,213,063
                                             ------------
TOTAL INSURANCE                                30,381,921
                                             ------------

  INTERNET & CATALOG RETAIL 0.4%
  Amazon.com, Inc.* ...........     29,613      1,695,048
  Expedia, Inc.* ..............    143,281      1,362,602
                                             ------------
TOTAL INTERNET & CATALOG RETAIL                 3,057,650
                                             ------------

  INTERNET SOFTWARE & SERVICES 1.0%
  Akamai Technologies, Inc.* ..    133,764      1,923,526
  eBay, Inc.* .................     98,622      1,505,958
  Google, Inc. -- Class A*.....      5,155      1,852,501
  VeriSign, Inc.* .............     90,803      1,925,024
  Yahoo!, Inc.* ...............    108,876      1,395,790
                                             ------------
TOTAL INTERNET SOFTWARE & SERVICES              8,602,799
                                             ------------

  IT SERVICES 2.3%
  Affiliated Computer Services,
     Inc. -- Class A*..........     45,513      1,866,033
  Automatic Data Processing,
     Inc. .....................     51,990      1,817,050
  Cognizant Technology
     Solutions Corp. -- Class
     A*........................     94,086      1,806,451
  Computer Sciences Corp.* ....     53,212      1,604,874
  Convergys Corp.* ............    148,352      1,140,827
  Fidelity National Information
     Services, Inc. ...........    112,182      1,692,826
  Fiserv, Inc.* ...............     44,877      1,497,097
  Mastercard, Inc. -- Class A..     10,888      1,609,464
  Paychex, Inc. ...............     70,591      2,014,667
  Total System Services,
     Inc. .....................    129,599      1,780,690
  Unisys Corp.* ...............    702,480      1,067,770
  Western Union Co. ...........     90,079      1,374,606
                                             ------------
TOTAL IT SERVICES                              19,272,355
                                             ------------

  LEISURE EQUIPMENT & PRODUCTS 0.6%
  Eastman Kodak Co. ...........    143,026      1,312,979
  Hasbro, Inc. ................     61,277      1,781,322
  Mattel, Inc.* ...............    121,078      1,818,592
                                             ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS              4,912,893
                                             ------------

  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Applied Biosystems Inc. .....     63,297      1,951,446
  Millipore Corp.* ............     32,512      1,687,048
  PerkinElmer, Inc. ...........     87,585      1,571,275
  Thermo Fisher Scientific
     Inc.* ....................     40,240      1,633,744
  Waters Corp.* ...............     40,822      1,788,004
                                             ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES            8,631,517
                                             ------------

  MACHINERY 2.4%
  Caterpillar, Inc. ...........     34,718      1,325,186
  Cummins, Inc. ...............     41,709      1,078,178
  Danaher Corp. ...............     29,579      1,752,260



                                12


See Notes to Financial Statements.

Rydex S&P Equal Weight ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Deere & Co. .................     36,573     $1,410,255
  Dover Corp. .................     51,956      1,650,642
  Eaton Corp. .................     33,450      1,491,870
  Flowserve Corp. .............      1,040         59,197
  Illinois Tool Works, Inc. ...     48,490      1,619,081
  Ingersoll-Rand Co.,
     Ltd. -- Class A...........     65,613      1,210,560
  ITT Corp. ...................     38,462      1,711,559
  Manitowoc Co., Inc. .........    124,987      1,229,872
  PACCAR, Inc. ................     53,268      1,557,556
  Pall Corp. ..................     66,146      1,746,916
  Parker-Hannifin Corp. .......     40,073      1,553,630
  Terex Corp.* ................     67,242      1,122,269
                                             ------------
TOTAL MACHINERY                                20,519,031
                                             ------------

  MEDIA 2.9%
  CBS Corp. -- Class B.........    144,711      1,405,144
  Comcast Corp. -- Class A.....    110,773      1,745,782
  DIRECTV Group, Inc.(The)*....     90,690      1,985,204
  Gannett Co., Inc. ...........    125,260      1,377,860
  Interpublic Group of Cos.,
     Inc.* ....................    283,651      1,472,149
  McGraw-Hill Cos., Inc. ......     56,350      1,512,434
  Meredith Corp. ..............     76,884      1,489,243
  New York Times Co. -- Class
     A.........................    148,589      1,485,890
  News Corp. -- Class A........    173,933      1,850,647
  Omnicom Group, Inc. .........     55,696      1,645,260
  Scripps Networks
     Interactive -- Class A....     53,897      1,530,675
  Time Warner, Inc. ...........    162,885      1,643,510
  Viacom, Inc. -- Class B*.....     87,712      1,773,537
  Walt Disney Co.(The).........     67,670      1,752,653
  Washington Post Co. -- Class
     B.........................      3,773      1,610,316
                                             ------------
TOTAL MEDIA                                    24,280,304
                                             ------------

  METALS & MINING 1.3%
  AK Steel Holding Corp. ......     79,090      1,100,933
  Alcoa, Inc. .................     87,763      1,010,152
  Allegheny Technologies,
     Inc. .....................     56,341      1,495,290
  Freeport-McMoRan Copper &
     Gold, Inc. ...............     33,913        986,868
  Newmont Mining Corp. ........     57,167      1,505,779
  Nucor Corp. .................     49,945      2,023,272
  Titanium Metals Corp. .......    188,795      1,757,682
  United States Steel Corp. ...     24,155        890,836
                                             ------------
TOTAL METALS & MINING                          10,770,812
                                             ------------

  MULTI-UTILITIES 3.0%
  Ameren Corp. ................     54,790      1,777,936
  CenterPoint Energy, Inc. ....    162,144      1,867,899
  CMS Energy Corp. ............    182,625      1,871,906
  Consolidated Edison, Inc. ...     49,261      2,133,987
  Dominion Resources, Inc. ....     54,178      1,965,578
  DTE Energy Co. ..............     53,871      1,901,646
  Integrys Energy Group,
     Inc. .....................     43,893      2,092,379
  NiSource, Inc. ..............    148,064      1,918,910
  PG&E Corp. ..................     56,205      2,061,037
  Public Service Enterprise
     Group, Inc. ..............     65,920      1,855,648
  Sempra Energy................     43,814      1,866,038
  TECO Energy, Inc. ...........    135,455      1,563,151
  Wisconsin Energy Corp. ......     16,750        728,625
  Xcel Energy, Inc. ...........    103,986      1,811,436
                                             ------------
TOTAL MULTI-UTILITIES                          25,416,176
                                             ------------

  MULTILINE RETAIL 1.5%
  Big Lots, Inc.* .............     70,834      1,730,475
  Family Dollar Stores, Inc. ..     78,686      2,117,440
  J.C. Penney Co., Inc. .......     58,042      1,388,365
  Kohl's Corp.* ...............     44,192      1,552,465
  Macy's, Inc. ................    113,809      1,398,713
  Nordstrom, Inc. .............     67,538      1,221,762
  Sears Holdings Corp.* .......     21,087      1,217,563
  Target Corp. ................     40,720      1,633,686
                                             ------------
TOTAL MULTILINE RETAIL                         12,260,469
                                             ------------

  OFFICE ELECTRONICS 0.2%
  Xerox Corp. .................    180,313      1,446,110
                                             ------------
TOTAL OFFICE ELECTRONICS                        1,446,110
                                             ------------

  OIL, GAS & CONSUMABLE FUELS 5.4%
  Anadarko Petroleum Corp. ....     42,652      1,505,616
  Apache Corp. ................     20,033      1,649,317
  Cabot Oil & Gas Corp. .......     59,975      1,683,498
  Chesapeake Energy Corp. .....     58,891      1,293,835
  Chevron Corp. ...............     27,348      2,040,161
  ConocoPhillips...............     31,388      1,632,804
  CONSOL Energy, Inc. .........     40,362      1,266,963
  Devon Energy Corp. ..........     23,133      1,870,534
  El Paso Corp. ...............    170,692      1,655,712
  EOG Resources, Inc. .........     24,535      1,985,372
  Exxon Mobil Corp. ...........     29,144      2,160,153
  Hess Corp. ..................     26,822      1,614,953
  Marathon Oil Corp. ..........     56,880      1,655,208
  Massey Energy Co. ...........     62,281      1,438,068
  Murphy Oil Corp. ............     34,838      1,764,196
  Noble Energy, Inc. ..........     39,140      2,028,235
  Occidental Petroleum Corp. ..     31,949      1,774,447
  Peabody Energy Corp. ........     42,563      1,468,849
  Pioneer Natural Resources
     Co. ......................     40,642      1,131,067
  Range Resources Corp. .......     45,847      1,935,660
  Southwestern Energy Co.* ....     70,074      2,496,036
  Spectra Energy Corp. ........     92,162      1,781,492
  Sunoco, Inc. ................     55,121      1,681,191
  Tesoro Corp. ................    131,111      1,267,843
  Valero Energy Corp. .........     70,533      1,451,569
  Williams Cos., Inc. .........     91,318      1,914,939
  XTO Energy, Inc. ............     44,607      1,603,622
                                             ------------
TOTAL OIL, GAS & CONSUMABLE FUELS              45,751,340
                                             ------------

  PAPER & FOREST PRODUCTS 0.5%
  International Paper Co. .....     82,828      1,426,298
  MeadWestvaco Corp. ..........     91,365      1,281,851
  Weyerhaeuser Co. ............     39,439      1,507,359
                                             ------------
TOTAL PAPER & FOREST PRODUCTS                   4,215,508
                                             ------------


                                               13                 ANNUAL REPORT



See Notes to Financial Statements.

Rydex S&P Equal Weight ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)


  PERSONAL PRODUCTS 0.3%
  Avon Products, Inc. .........     56,495     $1,402,771
  Estee Lauder Cos.,
     Inc -- Class A............     43,792      1,578,264
                                             ------------
TOTAL PERSONAL PRODUCTS                         2,981,035
                                             ------------

  PHARMACEUTICALS 3.3%
  Abbott Laboratories..........     38,896      2,145,114
  Allergan, Inc. ..............     39,710      1,575,296
  Barr Pharmaceuticals,
     Inc.* ....................     33,883      2,177,322
  Bristol-Myers Squibb Co. ....    108,199      2,223,489
  Eli Lilly & Co. .............     49,871      1,686,637
  Forest Laboratories, Inc.* ..     80,869      1,878,587
  Johnson & Johnson............     32,002      1,963,003
  King Pharmaceuticals,
     Inc.* ....................    220,568      1,938,793
  Merck & Co., Inc. ...........     70,991      2,197,171
  Mylan Inc.* .................    192,655      1,651,053
  Pfizer, Inc. ................    125,818      2,228,237
  Schering-Plough Corp. .......    123,113      1,783,907
  Watson Pharmaceuticals,
     Inc.* ....................     82,052      2,147,301
  Wyeth........................     59,010      1,898,942
                                             ------------
TOTAL PHARMACEUTICALS                          27,494,852
                                             ------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.2%
  Apartment Investment &
     Management Co. -- Class
     A.........................     66,107        967,145
  AvalonBay Communities,
     Inc. .....................     22,963      1,630,832
  Boston Properties, Inc. .....     23,354      1,655,331
  Developers Diversified Realty
     Corp. ....................     67,674        891,267
  Equity Residential...........     46,036      1,608,037
  General Growth Properties,
     Inc. .....................    114,069        472,246
  HCP, Inc. ...................     54,636      1,635,255
  Host Hotels & Resorts,
     Inc. .....................    132,861      1,373,783
  Kimco Realty Corp. ..........     55,520      1,253,642
  Plum Creek Timber Co.,
     Inc. .....................     40,242      1,500,222
  ProLogis.....................     54,901        768,614
  Public Storage, Inc. ........     22,553      1,838,069
  Simon Property Group, Inc. ..     22,751      1,525,000
  Vornado Realty Trust.........     22,403      1,580,532
                                             ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                      18,699,975
                                             ------------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
  CB Richard Ellis Group,
     Inc. -- Class A*..........    165,831      1,162,475
                                             ------------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT      1,162,475
                                             ------------

  ROAD & RAIL 1.1%
  Burlington Northern Santa Fe
     Corp. ....................     22,886      2,038,227
  CSX Corp. ...................     40,044      1,830,812
  Norfolk Southern Corp. ......     32,722      1,961,357
  Ryder System, Inc. ..........     32,591      1,291,255
  Union Pacific Corp. .........     30,701      2,049,906
                                             ------------
TOTAL ROAD & RAIL                               9,171,557
                                             ------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.7%
  Advanced Micro Devices,
     Inc.* ....................    428,145      1,498,508
  Altera Corp. ................    105,391      1,828,534
  Analog Devices, Inc. ........     81,358      1,737,807
  Applied Materials, Inc. .....    142,422      1,838,668
  Broadcom Corp. -- Class A*...    110,180      1,881,875
  Intel Corp. .................    117,733      1,883,728
  KLA-Tencor Corp. ............     67,113      1,560,377
  Linear Technology Corp. .....     72,021      1,633,436
  LSI Corp.* ..................    385,052      1,482,450
  MEMC Electronic Materials,
     Inc.* ....................     75,793      1,393,075
  Microchip Technology, Inc. ..     74,392      1,832,275
  Micron Technology, Inc.* ....    530,583      2,499,046
  National Semiconductor
     Corp. ....................    129,497      1,705,476
  Novellus Systems, Inc.* .....    108,455      1,713,589
  NVIDIA Corp.* ...............    208,662      1,827,879
  Teradyne, Inc.* .............    265,390      1,353,489
  Texas Instruments, Inc. .....     99,595      1,948,078
  Xilinx, Inc. ................     94,636      1,743,195
                                             ------------

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    31,361,485
                                             ------------

  SOFTWARE 2.6%
  Adobe Systems, Inc.* ........     57,142      1,522,263
  Autodesk, Inc.* .............     67,733      1,443,390
  BMC Software, Inc.* .........     70,656      1,824,338
  CA, Inc. ....................    106,375      1,893,475
  Citrix Systems, Inc.* .......     82,540      2,127,056
  Compuware Corp.* ............    229,136      1,461,888
  Electronic Arts, Inc.* ......     51,757      1,179,024
  Intuit, Inc.* ...............     74,134      1,857,798
  Microsoft Corp. .............     89,763      2,004,408
  Novell, Inc.* ...............    409,125      1,906,522
  Oracle Corp.* ...............    120,903      2,211,316
  Salesforce.com, Inc.* .......     41,253      1,277,193
  Symantec Corp.* .............    116,736      1,468,539
                                             ------------
TOTAL SOFTWARE                                 22,177,210
                                             ------------

  SPECIALTY RETAIL 3.2%
  Abercrombie & Fitch
     Co. -- Class A............     51,427      1,489,326
  AutoNation, Inc.* ...........    169,974      1,167,721
  AutoZone, Inc.* .............     17,578      2,237,504
  Bed Bath & Beyond, Inc.* ....     70,983      1,829,232
  Best Buy Co., Inc. ..........     54,810      1,469,456
  GameStop Corp. -- Class A*...     58,916      1,613,709
  Gap, Inc.(The)...............    121,136      1,567,500
  Home Depot, Inc. ............     84,014      1,981,890
  Limited Brands, Inc. ........    117,061      1,402,391
  Lowe's Cos., Inc. ...........     94,016      2,040,147
  Office Depot, Inc.* .........    367,514      1,323,050
  RadioShack Corp. ............    128,284      1,624,075
  Sherwin-Williams Co.(The)....     36,731      2,090,361
  Staples, Inc. ...............     93,058      1,808,117
  Tiffany & Co. ...............     59,337      1,628,801
  TJX Cos., Inc. ..............     68,773      1,840,366
                                             ------------
TOTAL SPECIALTY RETAIL                         27,113,646
                                             ------------

  TEXTILES, APPAREL & LUXURY GOODS 1.1%
  Coach, Inc.* ................     79,467      1,637,020
  Jones Apparel Group, Inc. ...    117,635      1,306,925



                                14


See Notes to Financial Statements.

Rydex S&P Equal Weight ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Liz Claiborne, Inc. .........    120,900       $985,335
  NIKE, Inc. -- Class B........     35,051      2,019,989
  Polo Ralph Lauren Corp. .....     32,120      1,515,101
  V.F. Corp. ..................     27,801      1,531,835
                                             ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS          8,996,205
                                             ------------

  THRIFTS & MORTGAGE FINANCE 0.3%
  Hudson City Bancorp, Inc. ...    110,561      2,079,652
  Sovereign Bancorp, Inc.* ....    266,370        772,473
                                             ------------
TOTAL THRIFTS & MORTGAGE FINANCE                2,852,125
                                             ------------

  TOBACCO 1.3%
  Altria Group, Inc. ..........    112,062      2,150,470
  Lorillard, Inc. .............     31,901      2,101,000
  Philip Morris International,
     Inc. .....................     44,538      1,936,067
  Reynolds American, Inc. .....     46,297      2,266,701
  UST, Inc. ...................     32,968      2,228,307
                                             ------------
TOTAL TOBACCO                                  10,682,545
                                             ------------

  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co. ................     42,112      1,695,429
  W.W. Grainger, Inc. .........     25,395      1,995,285
                                             ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS          3,690,714
                                             ------------

  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  American Tower Corp. -- Class
     A*........................     58,129      1,878,148
  Sprint Nextel Corp. .........    361,047      1,130,077
                                             ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES       3,008,225
                                             ------------
TOTAL COMMON STOCKS
  (Cost $1,399,303,692)                       839,387,540
                                             ------------

SHORT TERM INVESTMENTS 0.4%
  SSgA Government Money Market
     Fund......................  3,561,735      3,561,735
                                             ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,561,735)                             3,561,735
                                             ------------
TOTAL INVESTMENTS 99.9%
  (Cost $1,402,865,427)                       842,949,275
                                             ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                               467,641
                                             ------------
NET ASSETS--100.0%                           $843,416,916
---------------------------------------------------------



*    Non-Income Producing Security.





                                               15                 ANNUAL REPORT



See Notes to Financial Statements.

Rydex Russell Top 50 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS 99.5%

  AEROSPACE & DEFENSE 2.1%
  Boeing Co. ..................     74,721     $3,905,667
  United Technologies Corp. ...     96,767      5,318,314
                                             ------------
TOTAL AEROSPACE & DEFENSE                       9,223,981
                                             ------------

  AIR FREIGHT & LOGISTICS 0.8%
  United Parcel Service,
     Inc. -- Class B...........     68,014      3,589,779
                                             ------------
TOTAL AIR FREIGHT & LOGISTICS                   3,589,779
                                             ------------

  BEVERAGES 4.4%
  Coca-Cola Co.(The)...........    230,974     10,176,715
  PepsiCo, Inc. ...............    157,712      8,991,161
                                             ------------
TOTAL BEVERAGES                                19,167,876
                                             ------------

  BIOTECHNOLOGY 0.9%
  Genentech, Inc.* ............     46,188      3,830,833
                                             ------------
TOTAL BIOTECHNOLOGY                             3,830,833
                                             ------------

  CAPITAL MARKETS 0.8%
  Goldman Sachs Group,
     Inc.(The).................     40,221      3,720,443
                                             ------------
TOTAL CAPITAL MARKETS                           3,720,443
                                             ------------

  CHEMICALS 1.3%
  Monsanto Co. ................     54,568      4,855,461
  Mosaic Co. (The).............     15,438        608,411
                                             ------------
TOTAL CHEMICALS                                 5,463,872
                                             ------------

  COMMERCIAL BANKS 3.8%
  U.S. Bancorp.................    173,077      5,159,425
  Wells Fargo & Co. ...........    328,397     11,181,918
                                             ------------
TOTAL COMMERCIAL BANKS                         16,341,343
                                             ------------

  COMMUNICATIONS EQUIPMENT 3.8%
  Cisco Systems, Inc.* ........    587,378     10,437,707
  QUALCOMM, Inc. ..............    160,948      6,157,871
                                             ------------
TOTAL COMMUNICATIONS EQUIPMENT                 16,595,578
                                             ------------

  COMPUTERS & PERIPHERALS 7.2%
  Apple, Inc.* ................     87,656      9,430,909
  Hewlett-Packard Co. .........    245,131      9,383,615
  International Business
     Machines Corp. ...........    136,565     12,696,448
                                             ------------
TOTAL COMPUTERS & PERIPHERALS                  31,510,972
                                             ------------

  DIVERSIFIED FINANCIAL SERVICES 7.4%
  Bank of America Corp. .......    443,050     10,708,518
  Citigroup, Inc. .............    541,341      7,389,305
  JPMorgan Chase & Co. ........    343,300     14,161,125
                                             ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES           32,258,948
                                             ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 5.6%
  AT&T, Inc. ..................    590,747     15,814,297
  Verizon Communications,
     Inc. .....................    283,452      8,410,021
                                             ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     24,224,318
                                             ------------

  ELECTRIC UTILITIES 0.8%
  Exelon Corp. ................     65,235      3,538,346
                                             ------------
TOTAL ELECTRIC UTILITIES                        3,538,346
                                             ------------

  ENERGY EQUIPMENT & SERVICES 1.4%
  Schlumberger, Ltd. ..........    118,639      6,127,704
                                             ------------
TOTAL ENERGY EQUIPMENT & SERVICES               6,127,704
                                             ------------

  FOOD & STAPLES RETAILING 3.9%
  CVS Caremark Corp. ..........    142,132      4,356,346
  Wal-Mart Stores, Inc. .......    223,093     12,450,820
                                             ------------
TOTAL FOOD & STAPLES RETAILING                 16,807,166
                                             ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
  Medtronic, Inc. .............    111,661      4,503,288
                                             ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          4,503,288
                                             ------------

  HOTELS, RESTAURANTS & LEISURE 1.5%
  McDonald's Corp. ............    112,708      6,529,175
                                             ------------
TOTAL HOTELS, RESTAURANTS & LEISURE             6,529,175
                                             ------------

  HOUSEHOLD PRODUCTS 4.5%
  Procter & Gamble Co. ........    303,571     19,592,472
                                             ------------
TOTAL HOUSEHOLD PRODUCTS                       19,592,472
                                             ------------

  INDUSTRIAL CONGLOMERATES 5.5%
  3M Co. ......................     70,021      4,502,350
  General Electric Co. ........    991,108     19,336,517
                                             ------------
TOTAL INDUSTRIAL CONGLOMERATES                 23,838,867
                                             ------------

  INSURANCE 0.1%
  American International Group,
     Inc. .....................    230,994        441,199
                                             ------------
TOTAL INSURANCE                                   441,199
                                             ------------

  INTERNET SOFTWARE & SERVICES 1.9%
  Google, Inc. -- Class A*.....     23,551      8,463,287
                                             ------------
TOTAL INTERNET SOFTWARE & SERVICES              8,463,287
                                             ------------

  IT SERVICES 0.6%
  Visa, Inc. -- Class A........     44,513      2,463,795
                                             ------------
TOTAL IT SERVICES                               2,463,795
                                             ------------

  MEDIA 3.0%
  Comcast Corp. -- Class A.....    278,811      4,394,061
  Time Warner, Inc. ...........    355,810      3,590,123
  Walt Disney Co.(The).........    189,454      4,906,859
                                             ------------

TOTAL MEDIA                                    12,891,043
                                             ------------

  OIL, GAS & CONSUMABLE FUELS 15.4%
  Chevron Corp. ...............    205,670     15,342,982
  ConocoPhillips...............    153,381      7,978,880
  Exxon Mobil Corp. ...........    525,388     38,941,758
  Occidental Petroleum Corp. ..     81,617      4,533,008
                                             ------------
TOTAL OIL, GAS & CONSUMABLE FUELS              66,796,628
                                             ------------



                                16


See Notes to Financial Statements.

Rydex Russell Top 50 ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONCLUDED)


  PHARMACEUTICALS 11.9%
  Abbott Laboratories..........    153,459     $8,463,264
  Eli Lilly & Co. .............     99,376      3,360,896
  Johnson & Johnson............    280,225     17,189,001
  Merck & Co., Inc. ...........    213,445      6,606,123
  Pfizer, Inc. ................    672,703     11,913,570
  Wyeth........................    132,581      4,266,457
                                             ------------
TOTAL PHARMACEUTICALS                          51,799,311
                                             ------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
  Intel Corp. .................    569,556      9,112,896
                                             ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                     9,112,896
                                             ------------

  SOFTWARE 5.7%
  Microsoft Corp. .............    798,274     17,825,459
  Oracle Corp.* ...............    387,252      7,082,839
                                             ------------
TOTAL SOFTWARE                                 24,908,298
                                             ------------

  TOBACCO 2.1%
  Philip Morris International,
     Inc. .....................    209,737      9,117,267
                                             ------------
TOTAL TOBACCO                                   9,117,267
                                             ------------
TOTAL COMMON STOCKS
  (Cost $589,361,152)                         432,858,685
                                             ------------

SHORT TERM INVESTMENTS 0.3%
  SSgA Government Money Market
     Fund......................  1,360,219      1,360,219
                                             ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,360,219)                             1,360,219
                                             ------------
TOTAL INVESTMENTS 99.8%
  (Cost $590,721,371)                         434,218,904
                                             ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.2%                               659,151
                                             ------------
NET ASSETS--100.0%                           $434,878,055
---------------------------------------------------------



*    Non-Income Producing Security.





                                               17                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES                            October 31, 2008

--------------------------------------------------------------------------------


                                                                RYDEX S&P   RYDEX RUSSELL
                                                                    EQUAL          TOP 50
                                                               WEIGHT ETF             ETF
                                                           --------------   -------------
ASSETS
Investments at Market Value*.............................  $  842,949,275   $ 434,218,904
Receivables:
  Investments Sold.......................................      16,175,818              --
  Fund Shares Sold.......................................              --      18,850,684
  Dividends..............................................       1,004,369         697,724
                                                           --------------   -------------
     TOTAL ASSETS........................................     860,129,462     453,767,312
                                                           --------------   -------------
LIABILITIES
Payables:
  Investments Purchased..................................         733,650      18,814,628
  Fund Shares Repurchased................................      15,659,960              --
  Accrued Management Fees................................         318,936          74,629
                                                           --------------   -------------
     TOTAL LIABILITIES...................................      16,712,546      18,889,257
                                                           --------------   -------------
NET ASSETS...............................................  $  843,416,916   $ 434,878,055
                                                           ==============   =============
NET ASSETS CONSIST OF:
Paid-in Capital..........................................  $1,527,409,310   $ 624,697,707
Undistributed Net Investment Income......................              --         838,967
Accumulated Net Realized Loss on Investment Securities...    (124,076,242)    (34,156,152)
Net Unrealized Depreciation on Investment Securities.....    (559,916,152)   (156,502,467)
                                                           --------------   -------------
NET ASSETS...............................................  $  843,416,916   $ 434,878,055
                                                           ==============   =============
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value..................................................      28,107,851       5,700,276
                                                           ==============   =============
Net Asset Value, Offering Price and Repurchase Price Per
  Share..................................................  $        30.01   $       76.29
                                                           ==============   =============
*Total Cost of Investments...............................  $1,402,865,427   $ 590,721,371
                                                           ==============   =============






                                18


See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                                      For the Year Ended
                                                                October 31, 2008

--------------------------------------------------------------------------------


                                                                RYDEX S&P   RYDEX RUSSELL
                                                                    EQUAL          TOP 50
                                                               WEIGHT ETF             ETF
                                                            -------------   -------------
INVESTMENT INCOME
  Dividends...............................................  $  27,901,027   $  14,618,445
                                                            -------------   -------------
EXPENSES
  Management Fee..........................................      5,534,323       1,140,279
                                                            -------------   -------------
Net Investment Income.....................................     22,366,704      13,478,166
                                                            -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.............................................   (123,219,838)    (32,648,089)
  In-kind Redemptions.....................................     84,803,993      10,498,482
                                                            -------------   -------------
     Net Realized Loss....................................    (38,415,845)    (22,149,607)
Net Change in Unrealized Appreciation/Depreciation on:
  Investment Securities...................................   (632,923,455)   (210,678,370)
                                                            -------------   -------------
Net Realized and Unrealized Loss on Investments...........   (671,339,300)   (232,827,977)
                                                            -------------   -------------
     NET DECREASE IN NET ASSETS RESULTING FROM
       OPERATIONS.........................................  $(648,972,596)  $(219,349,811)
                                                            =============   =============





                                               19                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                          RYDEX S&P EQUAL WEIGHT ETF             RYDEX RUSSELL TOP 50 ETF
                                     -----------------------------------   -----------------------------------
                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                     OCTOBER 31, 2008   OCTOBER 31, 2007   OCTOBER 31, 2008   OCTOBER 31, 2007
                                     ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income............   $    22,366,704    $    25,817,694     $  13,478,166      $  10,928,752
  Net Realized Gain (Loss).........       (38,415,845)       236,861,135       (22,149,607)        27,813,824
  Net Change in Unrealized
     Appreciation/Depreciation on
     Investments...................      (632,923,455)       (60,770,241)     (210,678,370)        33,495,340
                                      ---------------    ---------------     -------------      -------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................      (648,972,596)       201,908,588      (219,349,811)        72,237,916
                                      ---------------    ---------------     -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............       (21,971,144)       (25,503,538)      (13,329,460)       (10,668,692)
                                      ---------------    ---------------     -------------      -------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold........       619,139,869      1,286,385,367       283,203,866        451,183,675
  Value of Shares Reinvested.......            39,088            214,399            22,733              3,303
  Value of Shares Repurchased......    (1,282,510,869)    (1,045,109,356)     (297,024,052)      (195,942,838)
                                      ---------------    ---------------     -------------      -------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Shareholder Transactions......      (663,331,912)       241,490,410       (13,797,453)       255,244,140
                                      ---------------    ---------------     -------------      -------------
     Increase (Decrease) in Net
       Assets......................    (1,334,275,652)       417,895,460      (246,476,724)       316,813,364
NET ASSETS--BEGINNING OF PERIOD....     2,177,692,568      1,759,797,108       681,354,779        364,541,415
                                      ---------------    ---------------     -------------      -------------
NET ASSETS--END OF PERIOD(1).......   $   843,416,916    $ 2,177,692,568     $ 434,878,055      $ 681,354,779
                                      ===============    ===============     =============      =============
(1) Including Undistributed Net
  Investment Income................   $            --    $       602,527     $     838,967      $     690,261
                                      ===============    ===============     =============      =============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold......................        14,600,000         25,750,000         3,050,000          4,150,000
  Shares Reinvested................               905              4,357               241                 30
  Shares Repurchased...............       (29,504,000)       (20,950,000)       (3,200,000)        (1,800,000)
  Shares Outstanding, Beginning of
     Period........................        43,010,946         38,206,589         5,850,035          3,500,005
                                      ---------------    ---------------     -------------      -------------
  Shares Outstanding, End of
     Period........................        28,107,851         43,010,946         5,700,276          5,850,035
                                      ===============    ===============     =============      =============






                                20


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                                               RYDEX S&P EQUAL WEIGHT ETF
                                  -----------------------------------------------------------------------------------
                                       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                             2008             2007       2006(1)(2)          2005(1)          2004(1)
                                  ---------------  ---------------  ---------------  ---------------  ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD........................           $50.63           $46.06           $39.68           $35.70           $31.61
                                         --------       ----------       ----------       ----------         --------
Net Investment Income*..........             0.72             0.59             0.52             0.43             0.37
Net Realized and Unrealized Gain
  (Loss) on Investments.........           (20.64)            4.56             6.36             3.95             4.08
                                         --------       ----------       ----------       ----------         --------
TOTAL FROM INVESTMENT
  OPERATIONS....................           (19.92)            5.15             6.88             4.38             4.45
                                         --------       ----------       ----------       ----------         --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income...........            (0.70)           (0.58)           (0.50)           (0.40)           (0.36)
                                         --------       ----------       ----------       ----------         --------
NET ASSET VALUE AT END OF
  PERIOD........................           $30.01           $50.63           $46.06           $39.68           $35.70
                                         ========       ==========       ==========       ==========         ========
TOTAL RETURN**..................           (39.75)%          11.23%           17.42%           12.29%           14.11%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)...............         $843,417       $2,177,693       $1,759,797       $1,071,410         $485,636
RATIO TO AVERAGE NET ASSETS OF:
Expenses........................             0.40%            0.40%            0.40%            0.40%            0.40%
Net Investment Income...........             1.65%            1.22%            1.21%            1.11%            1.09%
Portfolio Turnover Rate+........               32%              25%              16%              22%              55%



      * Based on average shares outstanding.
     ** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
    (1) All per share information representing data prior to April 26, 2006 has been adjusted for the effect of a 4 for 1 stock split which occurred on April 26, 2006.
    (2) Beginning with the year ended October 31, 2006, the fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
     + Portfolio turnover does not include securities received or delivered from processing creations or redemptions.


                                               21                 ANNUAL REPORT



See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                 RYDEX RUSSELL TOP 50 ETF
                                      -----------------------------------------------------------------------------
                                            YEAR ENDED         YEAR ENDED            YEAR ENDED        PERIOD ENDED
                                      OCTOBER 31, 2008   OCTOBER 31, 2007   OCTOBER 31, 2006(1)   OCTOBER 31, 2005*
                                      ----------------   ----------------   -------------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................           $116.47            $104.15                $91.39              $91.51
                                              --------           --------              --------            --------
Net Investment Income**.............              2.34               2.15                  1.92                0.79
Net Realized and Unrealized Gain
  (Loss) on Investments.............            (40.20)             12.25                 12.71               (0.46)
                                              --------           --------              --------            --------
TOTAL FROM INVESTMENT OPERATIONS....            (37.86)             14.40                 14.63                0.33
                                              --------           --------              --------            --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............             (2.32)             (2.08)                (1.87)              (0.45)
                                              --------           --------              --------            --------
NET ASSET VALUE AT END OF PERIOD....            $76.29            $116.47               $104.15              $91.39
                                              ========           ========              ========            ========
TOTAL RETURN***.....................            (32.92)%            13.96%                16.18%               0.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................          $434,878           $681,355              $364,541            $137,085
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................              0.20%              0.20%                 0.20%               0.20%****
Net Investment Income...............              2.37%              1.96%                 1.98%               1.74%****
Portfolio Turnover Rate+............                10%                 8%                    7%                  1%



      * The Fund commenced operations on May 4, 2005.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (1) Beginning with the year ended October 31, 2006, the fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
     + Portfolio turnover does not include securities received or delivered from processing creations or redemptions.



                                22


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                                   October 31, 2008

--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2008, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively the "Funds"). The financial statements herein relate to the following two funds: Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF. Rydex S&P Equal Weight ETF commenced operations on April 24, 2003 and the Rydex Russell Top 50 ETF commenced operations on May 4, 2005.

The Funds' investment objective is to provide investment results that correspond generally to the performance, before fees and expenses, of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P Equal Weight ETF tracks the S&P 500 Equal Weight Total Return Index. Rydex Russell Top 50 ETF tracks the Russell Top 50(TM) Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their Net Asset Value ("NAV").

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Rydex Investments, which acts as the Funds' investment advisor (the "Advisor"), in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain

                                               23                 ANNUAL REPORT

--------------------------------------------------------------------------------


costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds' net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. For the year ended October 31, 2008, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years for purposes of complying with FIN 48, and has concluded that no provision for income tax was required in the Funds' financial statements.

The Funds file U.S. federal income tax returns and returns in various foreign jurisdictions in which they invest. While the statute of limitations remains open to examine the Funds' U.S. federal income tax returns filed for the fiscal years 2004 to 2007, no examinations are in progress or anticipated at this time.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

In order to present paid-in-capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or net asset value per share. The most significant of these adjustments is for net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the year ended October 31, 2008 are disclosed in each Fund's Statement of Operations. For the year ended October 31, 2008, the adjustments for the Funds were as follows:

                                                                       UNDISTRIBUTED    ACCUMULATED
                                                             PAID-IN  NET INVESTMENT   NET REALIZED
                                                             CAPITAL   INCOME (LOSS)    GAIN (LOSS)
                                                         -----------  --------------  -------------
Rydex S&P Equal Weight ETF............................   $83,259,049     $(998,087)   $(82,260,962)
Rydex Russell Top 50 ETF..............................    10,468,245            --     (10,468,245)


For the year ended October 31, 2008, there were no significant differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of investments other than tax deferral of losses on wash sales and the cumulative return of capital payments on REITs.

At October 31, 2008, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                       2013      2014       2015         2016
                                                     -------   --------   --------   ------------
Rydex S&P Equal Weight ETF.........................  $    --   $     --   $     --   $119,981,602
Rydex Russell Top 50 ETF...........................   88,468    675,404    618,363     32,651,414


The Funds did not utilize any capital loss carryforwards during the year ended October 31, 2008.

The tax character of distributable earnings (accumulated losses) at October 31, 2008 were as follows:

                                                              UNDISTRIBUTED                       UNREALIZED
                                              UNDISTRIBUTED       LONG TERM    CAPITAL LOSS    APPRECIATION/
                                            ORDINARY INCOME    CAPITAL GAIN    CARRYFORWARD   (DEPRECIATION)
                                            ---------------   -------------   -------------   --------------
Rydex S&P Equal Weight ETF................      $     --         $     --     $(119,981,602)  $(564,010,792)
Rydex Russell Top 50 ETF..................       838,967               --       (34,033,649)   (156,624,970)

--------------------------------------------------------------------------------

The tax character of distributions paid during 2008 were as follows:

                                                                   ORDINARY      LONG-TERM
                                                                     INCOME   CAPITAL GAIN
                                                                -----------   ------------
Rydex S&P Equal Weight ETF....................................  $21,971,144     $     --
Rydex Russell Top 50 ETF......................................   13,329,460           --


The tax character of distributions paid during 2007 were as follows:

                                                                   ORDINARY      LONG-TERM
                                                                     INCOME   CAPITAL GAIN
                                                                -----------   ------------
Rydex S&P Equal Weight ETF....................................  $25,503,538     $     --
Rydex Russell Top 50 ETF......................................   10,668,692           --


E. FAIR VALUE MEASUREMENT

The Funds adopted Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification an acceptable fair valuation methods and applications.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds' net assets as of October 31, 2008:

                                                 LEVEL 1                         LEVEL 2                         LEVEL 3
                                 LEVEL 1           OTHER         LEVEL 2           OTHER         LEVEL 3           OTHER
                             INVESTMENTS       FINANCIAL     INVESTMENTS       FINANCIAL     INVESTMENTS       FINANCIAL
FUND                       IN SECURITIES     INSTRUMENTS   IN SECURITIES     INSTRUMENTS   IN SECURITIES     INSTRUMENTS
----                       -------------   -------------   -------------   -------------   -------------   -------------
ASSETS
Rydex S&P Equal Weight
  ETF....................   $842,949,275        $     --        $     --        $     --        $     --        $     --
Rydex Russell Top 50
  ETF....................    434,218,904              --              --              --              --              --
LIABILITIES
Rydex S&P Equal Weight
  ETF....................             --              --              --              --              --              --
Rydex Russell Top 50
  ETF....................             --              --              --              --              --              --
FUND                              TOTAL
----                       ------------
ASSETS
Rydex S&P Equal Weight
  ETF....................  $842,949,275
Rydex Russell Top 50
  ETF....................  $434,218,904
LIABILITIES
Rydex S&P Equal Weight
  ETF....................            --
Rydex Russell Top 50
  ETF....................            --


F. DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income and distribute from net realized capital gains at least annually.

G. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in future financial statements. The Rydex Russell Top 50 ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified.

H. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.


                                               25                 ANNUAL REPORT

--------------------------------------------------------------------------------

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of each Funds' to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                       ADVISORY FEE
                                                                       ------------
Rydex S&P Equal Weight ETF...........................................      0.40%
Rydex Russell Top 50 ETF.............................................      0.20%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At October 31, 2008, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

                                                                             MINIMUM
                                                                     TRANSACTION FEE
                                                                     ---------------
Rydex S&P Equal Weight ETF.........................................       $2,000
Rydex Russell Top 50 ETF...........................................          500


5.  INVESTMENT TRANSACTIONS

For the year ended October 31, 2008 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS      REDEMPTIONS
                                                              -------------   --------------
Rydex S&P Equal Weight ETF..................................   $543,676,914   $1,205,192,890
Rydex Russell Top 50 ETF....................................    264,636,067      278,238,097


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                 PURCHASES          SALES
                                                              ------------   ------------
Rydex S&P Equal Weight ETF..................................  $450,917,154   $453,330,711
Rydex Russell Top 50 ETF....................................    54,872,953     54,581,909


There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2008.

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------

At October 31, 2008, the identified cost of investments in securities owned by each fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                        GROSS          GROSS  NET UNREALIZED
                                                     IDENTIFIED    UNREALIZED     UNREALIZED   APPRECIATION/
                                                           COST  APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                                 --------------  ------------  -------------  --------------
Rydex S&P Equal Weight ETF....................   $1,406,960,067   $6,950,848   $(570,961,640) $(564,010,792)
Rydex Russell Top 50 ETF......................      590,843,874           --    (156,624,970)  (156,624,970)


6.  ACQUISITION OF RYDEX INVESTMENTS AND THE DISTRIBUTOR

At the close of business on January 17, 2008, Rydex NV, Inc., comprised of Rydex Investments, together with several other Rydex entities, was acquired by Security Benefit Corporation ("Security Benefit"), a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education, government, institutional, and qualified plan markets (the "Transaction"). As a result of the Transaction's completion, Rydex Investments and the Distributor are wholly-owned subsidiaries of Security Benefit. While the Transaction has no material impact on the Funds or their shareholders, it resulted in a change of control of Rydex Investments, which in turn caused the termination of the investment advisory agreement between Rydex Investments and the Funds.

A new investment advisory agreement between Rydex Investments and the Funds was approved under substantially the same terms as the previous investment advisory agreement (the "New Agreement"). This New Agreement was approved by shareholders, via proxy, and took effect upon the closing of the Transaction.

The Transaction had no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex Investments under the New Agreement, or the persons responsible for the management of the Funds.


                                               27                 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF (the "Funds"), two of the funds comprising Rydex ETF Trust (the "Trust"), as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2005 were audited by other auditors whose report dated December 20, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF at October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                              ERNST & YOUNG LOGO
Boston, Massachusetts
December 23, 2008

SUPPLEMENTAL INFORMATION (Unaudited)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

Percentage of ordinary distributions (net investment income plus short-term gains) which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2008:

                                                                        PERCENTAGE
                                                                        ----------
Rydex S&P Equal Weight ETF............................................    100.00%
Rydex Russell Top 50 ETF..............................................    100.00%


For the fiscal year ended October 31, 2008, the Funds designate approximately the following amounts pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates:

Rydex S&P Equal Weight ETF...........................................  $25,044,842
Rydex Russell Top 50 ETF.............................................   14,210,242


PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended September 30, 2008 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

PROXY RESULTS

Shareholders of Rydex ETF Trust voted on the following proposal at a meeting of shareholders held on October 4, 2007. The description of the proposal and number of shares voted are as follows:

                                                     SHARES VOTED   SHARES VOTED   SHARES VOTED
                                                              FOR        AGAINST        ABSTAIN
                                                     ------------   ------------   ------------
1. To approve an Investment Management Advisory
  Agreement between Rydex ETF Trust and PADCO
  Advisors Inc.
Rydex S&P Equal Weight ETF.........................   22,884,011       830,016       1,303,699
Rydex Russell Top 50 ETF...........................    2,834,801        21,584          30,222


QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.


                                               29                 ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
CARL G.                    Rydex Series Funds - 2004                  158
VERBONCOEUR*              Rydex Variable Trust - 2004
Trustee,                   Rydex Dynamic Funds - 2004
President (1952)             Rydex ETF Trust - 2004


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present). Executive Vice President of Rydex Investments (2000 to 2003)

                             ---------------------
MICHAEL P.                 Rydex Series Funds - 2005                  150
BYRUM*                    Rydex Variable Trust - 2005
Trustee, Vice              Rydex Dynamic Funds - 2005
President and                Rydex ETF Trust - 2005
Secretary (1970)



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to
2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
JOHN O. DEMARET            Rydex Series Funds - 1997                  150
Trustee,                  Rydex Variable Trust - 1998
Chairman of the            Rydex Dynamic Funds - 1999
Board (1940)                 Rydex ETF Trust - 2003


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                             ---------------------
COREY A.                   Rydex Series Funds - 1993                  150
COLEHOUR                  Rydex Variable Trust - 1998
Trustee (1945)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and President of Schield Management, registered investment advisor (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment advisor (1985 to 2005)

                             ---------------------
J. KENNETH                 Rydex Series Funds - 1995                  150
DALTON                    Rydex Variable Trust - 1998
Trustee (1941)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                             ---------------------
WERNER E. KELLER           Rydex Series Funds - 2005                  150
Trustee (1940)            Rydex Variable Trust - 2005
                           Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                             ---------------------
THOMAS F. LYDON,           Rydex Series Funds - 2005                  150
JR.                       Rydex Variable Trust - 2005
Trustee (1960)             Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                             ---------------------
PATRICK T.                 Rydex Series Funds - 1997                  150
MCCARVILLE                Rydex Variable Trust - 1998
Trustee (1942)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                             ---------------------
ROGER SOMERS               Rydex Series Funds - 1993                  150
Trustee (1944)            Rydex Variable Trust - 1998
                           Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (concluded)

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
NICK BONOS*                                Chief Financial Officer of Rydex
Vice President and Treasurer (1963)        Specialized Products, LLC (2005 to
                                           present); Vice President and Treasurer of
                                           Rydex Series Funds, Rydex Variable Trust,
                                           Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President
                                           of Rydex Investments (2003 to present);
                                           Vice President and Treasurer of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006); Vice President of Accounting of
                                           Rydex Investments (2000 to 2003)
JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, and Rydex Dynamic Funds
                                           (2000 to present); Secretary of Rydex ETF
                                           Trust (2002 to present); Vice President
                                           of Compliance of Rydex Investments (2000
                                           to present); Secretary of Rydex Capital
                                           Partners SPhinX Fund (2003 to 2006)
JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds, Rydex ETF Trust (2006 to
                                           present); Senior Vice President of Rydex
                                           Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Director of Accounting of Rydex
                                           Investments (2003 to 2004); Vice
                                           President of Mutual Funds, State Street
                                           Bank & Trust (2000 to 2003)
PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds,
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Rydex Investments.



                                               31                 ANNUAL REPORT

[GRAPHIC]

[RYDEX INVESTMENTS(TM) LOGO]

       ESSENTIAL FOR MODERN MARKETS

       9601 Blackwell Road - Suite 500 - Rockville, MD 20850
       www.rydexinvestments.com - 800.820.0888

       ETF-ANN-1008X1009

[GRAPHIC]


                                                                OCTOBER 31, 2008

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                                    RYDEX S&P 500 PURE VALUE ETF
                                                   RYDEX S&P 500 PURE GROWTH ETF
                                             RYDEX S&P MIDCAP 400 PURE VALUE ETF
                                            RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                                           RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                                          RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                               RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                     RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                               RYDEX S&P EQUAL WEIGHT ENERGY ETF
                                           RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
                                          RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
                                          RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
                                            RYDEX S&P EQUAL WEIGHT MATERIALS ETF
                                           RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
                                            RYDEX S&P EQUAL WEIGHT UTILITIES ETF

                                                        [RYDEX INVESTMENTS LOGO]

 TABLE OF CONTENTS
--------------------------------------------------------------------------------



LETTER TO OUR
  SHAREHOLDERS......     2

FEES AND EXPENSES...     4

MANAGER'S ANALYSIS..     5

SCHEDULE OF
  INVESTMENTS.......    35

STATEMENTS OF ASSETS
  AND LIABILITIES...    60

STATEMENTS OF
  OPERATIONS........    64

STATEMENTS OF
  CHANGES IN NET
  ASSETS............    68

FINANCIAL
  HIGHLIGHTS........    76

NOTES TO FINANCIAL
  STATEMENTS........    84

INDEPENDENT
  REGISTERED PUBLIC
  ACCOUNTING FIRM'S
  REPORT............    92

SUPPLEMENTAL
  INFORMATION.......    93




                                               1                  ANNUAL REPORT

--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

Rydex is a proud participant in the ETF space with $1.7 billion in ETF assets and more than 30 exchange traded funds. Due to their convenience, transparency and ability to provide access to difficult to reach areas of the market, ETFs can play an important role in investor portfolios.

Professional investment advisors are increasingly using ETFs in their portfolios. A 2008 survey of registered investment advisors (RIAs) by Rydex AdvisorBenchmarking(TM) revealed that three-quarters of RIAs now use ETFs and that ETFs now slightly edge out the use of stocks in advisor portfolios. Rydex believes that investor knowledge is paramount when contemplating investment options. While advisor ETF use is skyrocketing, because investors still have room for education on ETFs, Rydex now offers ETF Essentials(TM) -- a comprehensive guide to ETFs -- to help advisors educate their clients on the nuances of ETFs. The program presents information on ETF topics in simple understandable language and is available via print and online. It's also free and can be requested on WWW.RYDEXINVESTMENTS.COM web site.

Market Conditions. The last 12 months proved to be the most extraordinarily difficult period for investors in nearly a century. The crisis that unfolded during the summer months hit nearly every conceivable asset class, resulting in huge declines in wealth regardless of how investors had structured their portfolios. Other than treasury bills and the U.S. dollar, no investment category was spared the panic that washed over the world's financial markets. In the U.S., the major stock market averages lost more than 20% of their value, while international markets fared worse. Emerging market stocks were hit particularly hard as shown by the nearly 60% decline in Chinese share prices. Although commodity prices rose over the period, that masks an astounding plunge from mid-summer highs. From early July -- when oil rose to nearly $150/barrel, commodities -- led by oil -- fell more than 30%. Sector selection strategies offered little respite. Only consumer staples stocks, the most defensive in the S&P 500 Sector Index series, provided some degree of protection as that index held losses to less than 1.5%. Other traditional safe havens such as utilities and health care were down between 15% -- 25% while financial stocks, which are at the epicenter of the crisis, fell nearly 43%.

The events of late September completely overwhelmed everything that had come before. In an incredibly brief period, the entire global financial system seized up as the lubricant of any economy -- bank lending -- came to a complete halt. The resulting crash in global stock markets was as steep and deep as anything witnessed since the crash of 1929 and continues to this day. The Wall Street model of large, aggressive, risk-taking investment banks was completely swept aside as financial titans such as Merrill Lynch, Morgan Stanley, Goldman Sachs and Lehman Brothers collapsed, merged with, or were reborn as commercial banks. Financial dominos tumbled as a wave of commercial bank failures -- the most since the S&L crisis of the 1990s -- unfolded in the third quarter, culminating with the collapse of Washington Mutual, the largest bank failure in U.S. history. The other huge and profound shift is the nationalization of the global financial system. The takeover of Fannie Mae and Freddie Mac and AIG, the seizure of IndyMac Bank and Washington Mutual and the forced merger of Wachovia, along with blanket guarantees of mortgage-backed securities, whole loans, intra-bank loans, money market funds and bank deposits (both here and in Europe) point to a near takeover of the global financial system by national governments. In this history-making period, governments at all levels moved with unprecedented speed, scope and coordination to save the financial system and with it the global economy. In the U.S. this culminated with a $700 billion plan put forward by the U.S. Treasury to essentially buy up all the bad mortgage assets clogging the financial system. Rejection of that plan by the House of Representatives late in September sent the markets into a tailspin with the Dow suffering its biggest point drop in history and sending the index to three-year lows. Treasury bill yields fell to near zero and interest rates on longer-dated treasuries fell to a decade low in a massive flight to safety.

It is not all doom and gloom, however. This environment has broken the commodity bubble and has resulted in a huge slowdown in global inflation. This helps the emerging markets, whose economies and markets have been pummeled by the rise in food and energy costs. It has also ushered in a period of dollar strength, which gives the Fed additional room to ease. Moreover, interest rates could hardly be lower and stocks are cheaper than they have been in some time. With the massive amounts of liquidity pumped into the system, stocks could rally sharply in the months ahead -- they have repeatedly shown signs of doing throughout the crisis.

Having gone through at least four false bottoms so far this year -- Societe Generale, Bear Stearns, Fannie Mae /Freddie Mac and Lehman Brothers -- the question is: Can any rally be sustained? The key to that question is fairly straightforward. The allocation of credit in the bond and money markets needs to resume. No recovery in stocks is possible without it. While capital has been thrown at the markets and recovery plans announced, the mountain of bad debt is still sitting on bank balance sheets. The fuel is in place for the markets to recover -- they always do. This process is likely to be lengthy, though. Navigating through this difficult environment will require carefully thought-out investment strategies and the discipline to stay the course.

--------------------------------------------------------------------------------

These tumultuous markets did not leave the ETF space unscathed. According to the Investment Company Institute, over the past 12 months, while the number of ETFs on the market has increased 19% (from 586 in October 2007 to 698 in October
2008), ETF assets decreased $105.86 billion, or 18%. Despite the market's erosion of assets, with their numerous benefits, ETFs can provide a suitable choice for investors looking for convenient access to the markets.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us. It is our goal to continue to offer innovative ETF choices to meet your investment needs.

Sincerely,

/s/ DAVID C. REILLY, CFA
David C. Reilly, CFA
Director of Portfolio Strategies


                                               3                  ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2008 and held for the six months ended October 31, 2008.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                          BEGINNING     ENDING        EXPENSES PAID
                                                            ACCOUNT    ACCOUNT               DURING
                                                              VALUE      VALUE    SIX-MONTH PERIOD*
                                                            4/30/08   10/31/08  4/30/08 TO 10/31/08
                                                          ---------  ---------  -------------------
ACTUAL
  Rydex S&P 500 Pure Value ETF..........................  $1,000.00  $  506.90         $1.33
  Rydex S&P 500 Pure Growth ETF.........................  $1,000.00  $  572.90         $1.38
  Rydex S&P MidCap 400 Pure Value ETF...................  $1,000.00  $  530.60         $1.35
  Rydex S&P MidCap 400 Pure Growth ETF..................  $1,000.00  $  599.30         $1.41
  Rydex S&P SmallCap 600 Pure Value ETF.................  $1,000.00  $  576.10         $1.39
  Rydex S&P SmallCap 600 Pure Growth ETF................  $1,000.00  $  643.90         $1.45
  Rydex S&P Equal Weight Consumer Discretionary ETF.....  $1,000.00  $  496.30         $1.88
  Rydex S&P Equal Weight Consumer Staples ETF...........  $1,000.00  $  758.90         $2.21
  Rydex S&P Equal Weight Energy ETF.....................  $1,000.00  $  501.40         $1.89
  Rydex S&P Equal Weight Financials ETF.................  $1,000.00  $  429.90         $1.80
  Rydex S&P Equal Weight Health Care ETF................  $1,000.00  $  722.50         $2.16
  Rydex S&P Equal Weight Industrials ETF................  $1,000.00  $  554.60         $1.95
  Rydex S&P Equal Weight Materials ETF..................  $1,000.00  $  546.00         $1.94
  Rydex S&P Equal Weight Technology ETF.................  $1,000.00  $  513.30         $1.90
  Rydex S&P Equal Weight Utilities ETF..................  $1,000.00  $  713.20         $2.15
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
  Rydex S&P 500 Pure Value ETF..........................  $1,000.00  $1,023.38         $1.78
  Rydex S&P 500 Pure Growth ETF.........................  $1,000.00  $1,023.38         $1.78
  Rydex S&P MidCap 400 Pure Value ETF...................  $1,000.00  $1,023.38         $1.78
  Rydex S&P MidCap 400 Pure Growth ETF..................  $1,000.00  $1,023.38         $1.78
  Rydex S&P SmallCap 600 Pure Value ETF.................  $1,000.00  $1,023.38         $1.78
  Rydex S&P SmallCap 600 Pure Growth ETF................  $1,000.00  $1,023.38         $1.78
  Rydex S&P Equal Weight Consumer Discretionary ETF.....  $1,000.00  $1,022.62         $2.54
  Rydex S&P Equal Weight Consumer Staples ETF...........  $1,000.00  $1,022.62         $2.54
  Rydex S&P Equal Weight Energy ETF.....................  $1,000.00  $1,022.62         $2.54
  Rydex S&P Equal Weight Financials ETF.................  $1,000.00  $1,022.62         $2.54
  Rydex S&P Equal Weight Health Care ETF................  $1,000.00  $1,022.62         $2.54
  Rydex S&P Equal Weight Industrials ETF................  $1,000.00  $1,022.62         $2.54
  Rydex S&P Equal Weight Materials ETF..................  $1,000.00  $1,022.62         $2.54
  Rydex S&P Equal Weight Technology ETF.................  $1,000.00  $1,022.62         $2.54
  Rydex S&P Equal Weight Utilities ETF**................  $1,000.00  $1,022.62         $2.54


--------

    * Expenses are equal to the Fund's annualized expense ratio of 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.50%, 0.50%, 0.50%, 0.50%, 0.50%, 0.50%,
      0.50%, 0.50%, and 0.50% respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

RYDEX S&P 500 PURE VALUE ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ended October 31, 2008, Rydex S&P 500 Pure Value ETF returned -45.76%. Over the year, its benchmark, the S&P 500/CitiGroup Pure Value Total Return Index, returned -45.68%, underperforming the counterpart S&P 500 Value Index, by almost 8%. The traditional S&P 500 Value Index delivered a -38.07 total return. Large-cap value was the hardest hit of the growth and style boxes (for both pure and traditional style versions). The pure style weighting called for a larger allocation to the hard-hit financial and consumer discretionary sectors, which were the biggest reasons for the underperformance. Within these sectors, the banking and retail industries were dealt particularly tough blows. The fund had an overweighting to Washington Mutual (WAMU), which suffered a staggering 99.88% loss. On the retailing side, the pure style weighting to fashion and home furnishings retailer Dillard's (DDS) also dragged on performance.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                                S&P
                                          500 /CITIGRPUP
                            RYDEX S&P       PURE VALUE          S&P 500
                            500 PURE       TOTAL RETURN       VALUE TOTAL
                          VALUE ETF(A)       INDEX(B)       RETURN INDEX(C)
                          ------------    --------------    ---------------
3/1/2006                      10000             9998              9999
3/2/2006                       9956             9954              9984
3/3/2006                       9936             9935              9964
3/6/2006                       9869             9868              9896
3/7/2006                       9839             9835              9876
3/8/2006                       9853             9850              9886
3/9/2006                       9823             9820              9847
3/10/2006                      9923             9920              9927
3/13/2006                      9950             9948              9955
3/14/2006                     10067            10066             10069
3/15/2006                     10124            10121             10122
3/16/2006                     10174            10173             10148
3/17/2006                     10194            10194             10159
3/20/2006                     10154            10152             10132
3/21/2006                     10100            10099             10063
3/22/2006                     10164            10162             10136
3/23/2006                     10151            10149             10110
3/24/2006                     10167            10167             10126
3/27/2006                     10171            10169             10127
3/28/2006                     10107            10107             10056
3/29/2006                     10184            10182             10141
3/30/2006                     10110            10108             10110
3/31/2006                     10070            10068             10076
4/3/2006                      10110            10107             10112
4/4/2006                      10184            10181             10189
4/5/2006                      10241            10241             10247
4/6/2006                      10208            10206             10230
4/7/2006                      10100            10099             10124
4/10/2006                     10090            10087             10130
4/11/2006                     10007            10006             10053
4/12/2006                     10050            10050             10075
4/13/2006                     10050            10049             10082
4/14/2006                     10050            10049             10082
4/17/2006                     10044            10041             10065
4/18/2006                     10241            10242             10262
4/19/2006                     10278            10278             10279
4/20/2006                     10311            10310             10297
4/21/2006                     10308            10309             10304
4/24/2006                     10291            10291             10281
4/25/2006                     10231            10230             10221
4/26/2006                     10308            10309             10258
4/27/2006                     10345            10346             10307
4/28/2006                     10378            10380             10357
5/1/2006                      10352            10353             10312
5/2/2006                      10439            10440             10397
5/3/2006                      10398            10401             10372
5/4/2006                      10432            10433             10415
5/5/2006                      10542            10545             10533
5/8/2006                      10566            10569             10521
5/9/2006                      10569            10572             10536
5/10/2006                     10606            10609             10534
5/11/2006                     10465            10466             10402
5/12/2006                     10325            10326             10272
5/15/2006                     10325            10327             10278
5/16/2006                     10278            10281             10265
5/17/2006                     10094            10096             10076
5/18/2006                     10033            10033             10000
5/19/2006                     10107            10105             10054
5/22/2006                     10077            10076             10013
5/23/2006                     10020            10021              9970
5/24/2006                     10020            10020              9965
5/25/2006                     10171            10170             10081
5/26/2006                     10268            10266             10159
5/29/2006                     10268            10266             10159
5/30/2006                     10094            10092             10001
5/31/2006                     10218            10216             10103
6/1/2006                      10362            10361             10237
6/2/2006                      10368            10367             10268
6/5/2006                      10184            10184             10082
6/6/2006                      10147            10149             10060
6/7/2006                      10090            10091              9998
6/8/2006                      10114            10115             10004
6/9/2006                      10104            10104              9965
6/12/2006                      9980             9982              9837
6/13/2006                      9853             9852              9710
6/14/2006                      9879             9877              9742
6/15/2006                     10121            10123              9974
6/16/2006                     10070            10073              9936
6/19/2006                      9980             9980              9844
6/20/2006                      9980             9980              9850
6/21/2006                     10077            10078              9947
6/22/2006                     10057            10058              9905
6/23/2006                     10064            10067              9894
6/26/2006                     10131            10133              9956
6/27/2006                     10027            10027              9866
6/28/2006                     10084            10086              9928
6/29/2006                     10285            10291             10147
6/30/2006                     10315            10321             10137
7/3/2006                      10368            10375             10226
7/4/2006                      10368            10375             10226
7/5/2006                      10275            10279             10157
7/6/2006                      10285            10291             10179
7/7/2006                      10248            10254             10117
7/10/2006                     10295            10301             10136
7/11/2006                     10318            10326             10185
7/12/2006                     10218            10225             10079
7/13/2006                     10057            10061              9929
7/14/2006                     10000            10004              9881
7/17/2006                      9977             9982              9860
7/18/2006                      9990             9996              9884
7/19/2006                     10154            10160             10089
7/20/2006                     10064            10070             10001
7/21/2006                      9993            10000              9922
7/24/2006                     10147            10155             10083
7/25/2006                     10241            10248             10154
7/26/2006                     10248            10254             10156
7/27/2006                     10157            10165             10121
7/28/2006                     10268            10277             10248
7/31/2006                     10264            10271             10239
8/1/2006                      10194            10202             10197
8/2/2006                      10254            10263             10260
8/3/2006                      10315            10321             10284
8/4/2006                      10298            10307             10276
8/7/2006                      10268            10277             10240
8/8/2006                      10238            10245             10196
8/9/2006                      10167            10174             10129
8/10/2006                     10204            10212             10174
8/11/2006                     10164            10171             10134
8/14/2006                     10191            10199             10139
8/15/2006                     10328            10339             10287
8/16/2006                     10415            10427             10363
8/17/2006                     10418            10428             10374
8/18/2006                     10432            10441             10402
8/21/2006                     10375            10386             10367
8/22/2006                     10395            10406             10377
8/23/2006                     10331            10342             10334
8/24/2006                     10328            10337             10346
8/25/2006                     10321            10332             10333
8/28/2006                     10385            10397             10383
8/29/2006                     10415            10426             10393
8/30/2006                     10395            10406             10387
8/31/2006                     10435            10448             10395
9/1/2006                      10485            10498             10452
9/4/2006                      10485            10498             10452
9/5/2006                      10506            10517             10476
9/6/2006                      10425            10436             10380
9/7/2006                      10385            10395             10327
9/8/2006                      10442            10455             10364
9/11/2006                     10425            10439             10350
9/12/2006                     10549            10562             10449
9/13/2006                     10603            10618             10509
9/14/2006                     10566            10579             10494
9/15/2006                     10548            10564             10509
9/18/2006                     10538            10552             10523
9/19/2006                     10518            10532             10510
9/20/2006                     10569            10584             10561
9/21/2006                     10481            10497             10505
9/22/2006                     10455            10470             10493
9/25/2006                     10562            10577             10592
9/26/2006                     10642            10658             10674
9/27/2006                     10656            10673             10668
9/28/2006                     10672            10689             10690
9/29/2006                     10622            10638             10672
10/2/2006                     10625            10643             10651
10/3/2006                     10656            10671             10682
10/4/2006                     10759            10778             10794
10/5/2006                     10759            10778             10818
10/6/2006                     10696            10712             10785
10/9/2006                     10733            10750             10804
10/10/2006                    10783            10803             10832
10/11/2006                    10803            10821             10813
10/12/2006                    10910            10928             10918
10/13/2006                    10950            10969             10955
10/16/2006                    10994            11013             10975
10/17/2006                    10954            10973             10936
10/18/2006                    10964            10986             10939
10/19/2006                    10964            10984             10945
10/20/2006                    10957            10977             10943
10/23/2006                    11027            11050             11011
10/24/2006                    11067            11091             11028
10/25/2006                    11081            11104             11061
10/26/2006                    11131            11155             11117
10/27/2006                    11041            11062             11029
10/30/2006                    11067            11090             11032
10/31/2006                    11027            11051             11028
11/1/2006                     10980            11001             10949
11/2/2006                     10960            10983             10943
11/3/2006                     10899            10921             10917
11/6/2006                     11014            11038             11038
11/7/2006                     11027            11050             11062
11/8/2006                     11071            11093             11103
11/9/2006                     11031            11053             11054
11/10/2006                    11085            11109             11080
11/13/2006                    11112            11137             11114
11/14/2006                    11203            11228             11171
11/15/2006                    11213            11238             11183
11/16/2006                    11247            11273             11212
11/17/2006                    11226            11252             11215
11/20/2006                    11226            11252             11219
11/21/2006                    11250            11277             11232
11/22/2006                    11267            11293             11249
11/23/2006                    11267            11293             11249
11/24/2006                    11253            11281             11219
11/27/2006                    11098            11124             11069
11/28/2006                    11115            11143             11098
11/29/2006                    11257            11284             11214
11/30/2006                    11287            11315             11226
12/1/2006                     11250            11277             11192
12/4/2006                     11385            11415             11313
12/5/2006                     11419            11449             11366
12/6/2006                     11402            11433             11363
12/7/2006                     11358            11388             11327
12/8/2006                     11375            11406             11353
12/11/2006                    11409            11441             11391
12/12/2006                    11402            11431             11384
12/13/2006                    11405            11437             11395
12/14/2006                    11500            11533             11489
12/15/2006                    11493            11524             11507
12/18/2006                    11439            11473             11493
12/19/2006                    11453            11486             11507
12/20/2006                    11469            11506             11511
12/21/2006                    11432            11469             11476
12/22/2006                    11405            11440             11419
12/25/2006                    11405            11440             11419
12/26/2006                    11469            11506             11479
12/27/2006                    11559            11596             11572
12/28/2006                    11529            11564             11549
12/29/2006                    11481            11517             11496
1/1/2007                      11481            11517             11496
1/2/2007                      11481            11517             11496
1/3/2007                      11505            11541             11495
1/4/2007                      11488            11524             11488
1/5/2007                      11383            11417             11397
1/8/2007                      11404            11439             11431
1/9/2007                      11390            11426             11420
1/10/2007                     11397            11431             11448
1/11/2007                     11451            11487             11514
1/12/2007                     11465            11500             11558
1/15/2007                     11465            11500             11558
1/16/2007                     11482            11518             11588
1/17/2007                     11461            11497             11566
1/18/2007                     11465            11500             11552
1/19/2007                     11533            11569             11580
1/22/2007                     11502            11539             11538
1/23/2007                     11560            11598             11584
1/24/2007                     11652            11690             11685
1/25/2007                     11577            11616             11554
1/26/2007                     11614            11651             11552
1/29/2007                     11611            11650             11537
1/30/2007                     11672            11710             11611
1/31/2007                     11733            11772             11699
2/1/2007                      11818            11857             11765
2/2/2007                      11852            11891             11785
2/5/2007                      11862            11904             11784
2/6/2007                      11923            11963             11801
2/7/2007                      11954            11995             11821
2/8/2007                      11961            12003             11798
2/9/2007                      11913            11954             11714
2/12/2007                     11882            11925             11686
2/13/2007                     12012            12053             11798
2/14/2007                     12076            12119             11890
2/15/2007                     12100            12143             11891
2/16/2007                     12113            12159             11885
2/19/2007                     12113            12159             11885
2/20/2007                     12164            12208             11920
2/21/2007                     12151            12197             11903
2/22/2007                     12127            12172             11889
2/23/2007                     12107            12152             11838
2/26/2007                     12141            12188             11839
2/27/2007                     11733            11776             11427
2/28/2007                     11784            11828             11501
3/1/2007                      11757            11799             11481
3/2/2007                      11601            11642             11340
3/5/2007                      11451            11493             11211
3/6/2007                      11621            11662             11396
3/7/2007                      11587            11630             11364
3/8/2007                      11689            11731             11460
3/9/2007                      11716            11760             11478
3/12/2007                     11740            11785             11518
3/13/2007                     11516            11558             11269
3/14/2007                     11563            11605             11335
3/15/2007                     11638            11682             11395
3/16/2007                     11586            11631             11349
3/19/2007                     11712            11755             11476
3/20/2007                     11810            11856             11554
3/21/2007                     11984            12030             11764
3/22/2007                     11970            12016             11745
3/23/2007                     12014            12061             11767
3/26/2007                     12028            12075             11772
3/27/2007                     11977            12024             11702
3/28/2007                     11902            11950             11605
3/29/2007                     11933            11979             11661
3/30/2007                     11922            11970             11650
4/2/2007                      11991            12038             11670
4/3/2007                      12069            12120             11777
4/4/2007                      12049            12097             11771
4/5/2007                      12066            12117             11812
4/6/2007                      12066            12117             11812
4/9/2007                      12083            12133             11826
4/10/2007                     12103            12153             11858
4/11/2007                     12038            12089             11781
4/12/2007                     12079            12131             11837
4/13/2007                     12103            12153             11882
4/16/2007                     12226            12277             12016
4/17/2007                     12223            12275             12019
4/18/2007                     12260            12313             12058
4/19/2007                     12253            12305             12051
4/20/2007                     12366            12421             12156
4/23/2007                     12363            12416             12131
4/24/2007                     12373            12427             12123
4/25/2007                     12496            12550             12252
4/26/2007                     12489            12545             12233
4/27/2007                     12462            12517             12229
4/30/2007                     12335            12390             12139
5/1/2007                      12404            12458             12169
5/2/2007                      12503            12557             12252
5/3/2007                      12543            12600             12316
5/4/2007                      12571            12627             12352
5/7/2007                      12615            12673             12393
5/8/2007                      12612            12669             12371
5/9/2007                      12663            12721             12432
5/10/2007                     12496            12553             12264
5/11/2007                     12591            12649             12385
5/14/2007                     12601            12658             12370
5/15/2007                     12591            12650             12374
5/16/2007                     12673            12732             12484
5/17/2007                     12663            12721             12474
5/18/2007                     12728            12787             12541
5/21/2007                     12755            12816             12563
5/22/2007                     12745            12803             12559
5/23/2007                     12690            12750             12546
5/24/2007                     12526            12583             12420
5/25/2007                     12574            12634             12486
5/28/2007                     12574            12634             12486
5/29/2007                     12598            12656             12507
5/30/2007                     12677            12736             12611
5/31/2007                     12683            12745             12603
6/1/2007                      12755            12817             12644
6/4/2007                      12776            12838             12650
6/5/2007                      12690            12751             12568
6/6/2007                      12571            12631             12462
6/7/2007                      12315            12373             12238
6/8/2007                      12451            12511             12388
6/11/2007                     12485            12545             12409
6/12/2007                     12349            12407             12263
6/13/2007                     12540            12600             12473
6/14/2007                     12584            12646             12524
6/15/2007                     12684            12746             12601
6/18/2007                     12653            12714             12578
6/19/2007                     12667            12728             12618
6/20/2007                     12503            12563             12434
6/21/2007                     12581            12641             12511
6/22/2007                     12441            12502             12344
6/25/2007                     12411            12470             12301
6/26/2007                     12342            12402             12253
6/27/2007                     12448            12511             12371
6/28/2007                     12489            12552             12365
6/29/2007                     12465            12527             12344
7/2/2007                      12637            12701             12498
7/3/2007                      12664            12728             12548
7/4/2007                      12664            12728             12548
7/5/2007                      12620            12683             12530
7/6/2007                      12626            12692             12559
7/9/2007                      12637            12703             12564
7/10/2007                     12428            12490             12361
7/11/2007                     12486            12549             12440
7/12/2007                     12695            12762             12690
7/13/2007                     12757            12822             12737
7/16/2007                     12678            12743             12709
7/17/2007                     12668            12734             12710
7/18/2007                     12633            12700             12657
7/19/2007                     12688            12755             12697
7/20/2007                     12469            12535             12521
7/23/2007                     12506            12571             12582
7/24/2007                     12184            12246             12306
7/25/2007                     12187            12250             12352
7/26/2007                     11862            11923             12048
7/27/2007                     11677            11736             11858
7/30/2007                     11848            11908             11998
7/31/2007                     11731            11791             11858
8/1/2007                      11803            11863             11939
8/2/2007                      11838            11898             11997
8/3/2007                      11419            11478             11646
8/6/2007                      11721            11782             11954
8/7/2007                      11821            11881             12030
8/8/2007                      11906            11970             12187
8/9/2007                      11505            11565             11792
8/10/2007                     11594            11653             11797
8/13/2007                     11649            11711             11820
8/14/2007                     11378            11437             11586
8/15/2007                     11193            11249             11424
8/16/2007                     11262            11320             11527
8/17/2007                     11529            11588             11830
8/20/2007                     11557            11618             11833
8/21/2007                     11622            11683             11858
8/22/2007                     11769            11833             12010
8/23/2007                     11735            11796             11990
8/24/2007                     11862            11928             12119
8/27/2007                     11687            11749             11995
8/28/2007                     11378            11436             11676
8/29/2007                     11653            11717             11949
8/30/2007                     11560            11621             11871
8/31/2007                     11697            11762             12018
9/3/2007                      11697            11762             12018
9/4/2007                      11800            11866             12148
9/5/2007                      11601            11663             11975
9/6/2007                      11629            11691             12031
9/7/2007                      11430            11491             11825
9/10/2007                     11364            11424             11806
9/11/2007                     11491            11555             11957
9/12/2007                     11481            11543             11950
9/13/2007                     11574            11639             12073
9/14/2007                     11591            11654             12070
9/17/2007                     11560            11624             12007
9/18/2007                     11920            11988             12397
9/19/2007                     12009            12079             12470
9/20/2007                     11855            11922             12363
9/21/2007                     11891            11959             12423
9/24/2007                     11809            11877             12341
9/25/2007                     11771            11838             12326
9/26/2007                     11874            11944             12395
9/27/2007                     11877            11945             12444
9/28/2007                     11812            11879             12391
10/1/2007                     11940            12010             12572
10/2/2007                     11974            12044             12594
10/3/2007                     11950            12019             12545
10/4/2007                     11978            12047             12584
10/5/2007                     12112            12186             12712
10/8/2007                     12047            12118             12655
10/9/2007                     12140            12212             12745
10/10/2007                    12095            12167             12698
10/11/2007                    12071            12143             12646
10/12/2007                    12133            12205             12687
10/15/2007                    11991            12065             12570
10/16/2007                    11857            11926             12460
10/17/2007                    11836            11907             12487
10/18/2007                    11809            11877             12454
10/19/2007                    11529            11596             12129
10/22/2007                    11577            11647             12182
10/23/2007                    11608            11678             12281
10/24/2007                    11588            11655             12234
10/25/2007                    11605            11673             12234
10/26/2007                    11746            11817             12429
10/29/2007                    11778            11850             12457
10/30/2007                    11743            11813             12376
10/31/2007                    11888            11959             12521
11/1/2007                     11567            11625             12164
11/2/2007                     11564            11620             12135
11/5/2007                     11505            11556             12047
11/6/2007                     11622            11680             12185
11/7/2007                     11239            11296             11798
11/8/2007                     11353            11411             11843
11/9/2007                     11229            11287             11711
11/12/2007                    11139            11199             11601
11/13/2007                    11412            11477             11960
11/14/2007                    11326            11386             11872
11/15/2007                    11167            11223             11688
11/16/2007                    11143            11194             11718
11/19/2007                    10912            10954             11473
11/20/2007                    10912            10955             11492
11/21/2007                    10781            10826             11304
11/22/2007                    10781            10826             11304
11/23/2007                    10956            11008             11515
11/26/2007                    10722            10769             11214
11/27/2007                    10836            10890             11390
11/28/2007                    11174            11236             11758
11/29/2007                    11146            11214             11758
11/30/2007                    11315            11394             11913
12/3/2007                     11267            11343             11847
12/4/2007                     11195            11269             11752
12/5/2007                     11353            11430             11935
12/6/2007                     11536            11615             12125
12/7/2007                     11543            11624             12111
12/10/2007                    11622            11704             12219
12/11/2007                    11229            11306             11868
12/12/2007                    11263            11340             11916
12/13/2007                    11270            11348             11935
12/14/2007                    11057            11131             11761
12/17/2007                    10915            10987             11583
12/18/2007                    11008            11080             11644
12/19/2007                    10960            11031             11624
12/20/2007                    10977            11051             11658
12/21/2007                    11171            11249             11867
12/24/2007                    11316            11403             11976
12/25/2007                    11316            11403             11976
12/26/2007                    11247            11333             11962
12/27/2007                    11088            11172             11783
12/28/2007                    10981            11061             11783
12/31/2007                    11009            11092             11725
1/1/2008                      11009            11092             11725
1/2/2008                      10786            10865             11527
1/3/2008                      10608            10685             11509
1/4/2008                      10246            10317             11258
1/7/2008                      10322            10395             11330
1/8/2008                       9901             9969             11095
1/9/2008                       9956            10026             11228
1/10/2008                     10242            10314             11361
1/11/2008                     10207            10278             11237
1/14/2008                     10260            10334             11342
1/15/2008                      9950            10018             11059
1/16/2008                     10078            10149             11079
1/17/2008                      9706             9769             10719
1/18/2008                      9601             9666             10604
1/21/2008                      9601             9666             10604
1/22/2008                      9824             9891             10568
1/23/2008                     10542            10619             10927
1/24/2008                     10538            10615             10980
1/25/2008                     10378            10455             10802
1/28/2008                     10758            10839             11046
1/29/2008                     10967            11051             11157
1/30/2008                     10852            10935             11106
1/31/2008                     11253            11343             11317
2/1/2008                      11532            11625             11494
2/4/2008                      11215            11303             11350
2/5/2008                      10782            10865             10957
2/6/2008                      10685            10765             10907
2/7/2008                      10828            10912             10991
2/8/2008                      10674            10754             10876
2/11/2008                     10674            10755             10892
2/12/2008                     10699            10781             11004
2/13/2008                     10800            10883             11142
2/14/2008                     10580            10661             10978
2/15/2008                     10587            10666             11014
2/18/2008                     10587            10666             11014
2/19/2008                     10511            10588             10962
2/20/2008                     10692            10774             11034
2/21/2008                     10469            10546             10901
2/22/2008                     10580            10660             11010
2/25/2008                     10741            10822             11158
2/26/2008                     10849            10933             11216
2/27/2008                     10849            10933             11209
2/28/2008                     10497            10574             11047
2/29/2008                     10078            10149             10727
3/3/2008                       9974            10043             10717
3/4/2008                       9984            10053             10685
3/5/2008                       9970            10038             10719
3/6/2008                       9584             9644             10462
3/7/2008                       9573             9631             10399
3/10/2008                      9368             9421             10223
3/11/2008                      9908             9973             10649
3/12/2008                      9713             9774             10536
3/13/2008                      9796             9858             10564
3/14/2008                      9479             9536             10311
3/17/2008                      9221             9274             10250
3/18/2008                      9740             9804             10735
3/19/2008                      9608             9670             10519
3/20/2008                     10036            10108             10854
3/21/2008                     10036            10108             10854
3/24/2008                     10280            10354             10987
3/25/2008                     10245            10320             10999
3/26/2008                      9945            10014             10827
3/27/2008                      9816             9881             10715
3/28/2008                      9628             9689             10614
3/31/2008                      9729             9794             10677
4/1/2008                      10260            10335             11120
4/2/2008                      10330            10406             11085
4/3/2008                      10366            10439             11115
4/4/2008                      10250            10322             11071
4/7/2008                      10323            10400             11105
4/8/2008                      10148            10218             11016
4/9/2008                       9933            10001             10897
4/10/2008                      9947            10015             10916
4/11/2008                      9757             9823             10669
4/14/2008                      9581             9646             10580
4/15/2008                      9669             9734             10634
4/16/2008                      9922             9993             10885
4/17/2008                     10028            10098             10910
4/18/2008                     10211            10284             11072
4/21/2008                     10056            10129             11001
4/22/2008                      9887             9957             10903
4/23/2008                      9778             9846             10917
4/24/2008                     10042            10115             11080
4/25/2008                     10179            10252             11185
4/28/2008                     10221            10294             11170
4/29/2008                     10232            10306             11131
4/30/2008                     10063            10135             11075
5/1/2008                      10411            10489             11342
5/2/2008                      10432            10509             11382
5/5/2008                      10320            10397             11300
5/6/2008                      10429            10507             11365
5/7/2008                      10172            10245             11140
5/8/2008                      10102            10177             11148
5/9/2008                      10070            10145             11072
5/12/2008                     10271            10348             11218
5/13/2008                     10225            10302             11179
5/14/2008                     10359            10435             11267
5/15/2008                     10503            10581             11373
5/16/2008                     10390            10469             11342
5/19/2008                     10348            10425             11357
5/20/2008                     10165            10241             11203
5/21/2008                      9929            10002             11020
5/22/2008                      9982            10055             11068
5/23/2008                      9789             9861             10894
5/26/2008                      9789             9861             10894
5/27/2008                      9887             9960             10973
5/28/2008                      9894             9966             11001
5/29/2008                     10021            10097             11099
5/30/2008                      9944            10018             11088
6/2/2008                       9831             9903             10954
6/3/2008                       9799             9873             10892
6/4/2008                       9761             9833             10879
6/5/2008                       9877             9951             11059
6/6/2008                       9451             9518             10678
6/9/2008                       9339             9406             10630
6/10/2008                      9339             9405             10628
6/11/2008                      9043             9106             10400
6/12/2008                      9145             9208             10457
6/13/2008                      9275             9341             10609
6/16/2008                      9339             9406             10608
6/17/2008                      9173             9238             10482
6/18/2008                      9015             9076             10361
6/19/2008                      9113             9178             10422
6/20/2008                      8926             8986             10214
6/23/2008                      8718             8793             10146
6/24/2008                      8789             8863             10171
6/25/2008                      8912             8988             10240
6/26/2008                      8599             8667              9899
6/27/2008                      8507             8574              9835
6/30/2008                      8430             8496              9845
7/1/2008                       8472             8540              9876
7/2/2008                       8302             8368              9714
7/3/2008                       8241             8306              9721
7/4/2008                       8241             8306              9721
7/7/2008                       8092             8154              9613
7/8/2008                       8430             8497              9872
7/9/2008                       8145             8208              9626
7/10/2008                      8064             8125              9665
7/11/2008                      7886             7944              9537
7/14/2008                      7633             7691              9379
7/15/2008                      7576             7632              9265
7/16/2008                      8028             8091              9639
7/17/2008                      8327             8394              9839
7/18/2008                      8355             8423              9876
7/21/2008                      8348             8415              9833
7/22/2008                      8657             8727             10071
7/23/2008                      8771             8843             10172
7/24/2008                      8320             8385              9856
7/25/2008                      8273             8338              9847
7/28/2008                      8056             8120              9616
7/29/2008                      8416             8484              9930
7/30/2008                      8508             8577             10090
7/31/2008                      8494             8564              9978
8/1/2008                       8501             8572              9941
8/4/2008                       8458             8529              9885
8/5/2008                       8785             8859             10204
8/6/2008                       8760             8834             10180
8/7/2008                       8551             8622              9947
8/8/2008                       8881             8956             10239
8/11/2008                      9059             9138             10351
8/12/2008                      8775             8850             10143
8/13/2008                      8668             8739             10047
8/14/2008                      8849             8924             10138
8/15/2008                      8967             9044             10221
8/18/2008                      8764             8838             10040
8/19/2008                      8572             8642              9879
8/20/2008                      8583             8653              9936
8/21/2008                      8576             8646              9939
8/22/2008                      8732             8808             10100
8/25/2008                      8551             8622              9883
8/26/2008                      8544             8616              9917
8/27/2008                      8693             8765             10003
8/28/2008                      8967             9044             10227
8/29/2008                      8917             8995             10112
9/1/2008                       8917             8995             10112
9/2/2008                       9024             9103             10152
9/3/2008                       9119             9201             10160
9/4/2008                       8792             8869              9831
9/5/2008                       8917             8996              9923
9/8/2008                       9311             9394             10230
9/9/2008                       8910             8986              9858
9/10/2008                      8899             8978              9863
9/11/2008                      9002             9080              9998
9/12/2008                      9048             9129              9985
9/15/2008                      8568             8640              9436
9/16/2008                      8771             8847              9646
9/17/2008                      8248             8317              9110
9/18/2008                      8999             9078              9629
9/19/2008                      9488             9575             10138
9/22/2008                      8780             8857              9651
9/23/2008                      8613             8688              9486
9/24/2008                      8628             8701              9435
9/25/2008                      8855             8934              9649
9/26/2008                      8862             8941              9728
9/29/2008                      7877             7934              8813
9/30/2008                      8293             8360              9355
10/1/2008                      8469             8539              9388
10/2/2008                      8150             8217              9011
10/3/2008                      7953             8014              8854
10/6/2008                      7626             7683              8507
10/7/2008                      7095             7146              7933
10/8/2008                      6927             6978              7793
10/9/2008                      6202             6242              7156
10/10/2008                     6267             6310              7204
10/13/2008                     6758             6805              7939
10/14/2008                     6891             6940              8025
10/15/2008                     6259             6303              7345
10/16/2008                     6442             6487              7594
10/17/2008                     6417             6460              7528
10/20/2008                     6683             6731              7856
10/21/2008                     6478             6523              7654
10/22/2008                     6091             6131              7194
10/23/2008                     6008             6047              7263
10/24/2008                     5754             5788              6994
10/27/2008                     5592             5627              6801
10/28/2008                     6134             6175              7559
10/29/2008                     6109             6148              7404
10/30/2008                     6281             6326              7593
10/31/2008                     6450             6494              7755




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (03/01/06)
                                                                     --------   ---------------
RYDEX S&P 500 PURE VALUE ETF......................................    -45.76%           -15.15%
S&P 500/CITIGROUP PURE VALUE TOTAL RETURN INDEX...................    -45.68%           -14.94%
S&P 500 VALUE TOTAL RETURN INDEX..................................    -38.07%            -9.09%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               5                  ANNUAL REPORT

Rydex S&P 500 Pure Value ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
KB HOME                                                                   3.14%
SPECTRA ENERGY CORP.                                                      2.56%
INTEGRYS ENERGY GROUP, INC.                                               2.50%
D.R. HORTON, INC.                                                         2.16%
JONES APPAREL GROUP, INC.                                                 1.90%
NISOURCE, INC.                                                            1.78%
LENNAR CORP. -- CLASS A                                                   1.70%
NICOR, INC.                                                               1.68%
DTE ENERGY CO.                                                            1.65%
RYDER SYSTEM, INC.                                                        1.58%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   30.08
Utilities                                    21.35
Consumer Discretionary                       21.12
Health Care                                   4.98
Consumer Staples                              4.95
Industrials                                   4.93
Materials                                     4.69
Telecommunication Services                    3.47
Energy                                        2.58
Information Technology                        1.85




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P 500 PURE GROWTH ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ended October 31, 2008, Rydex S&P 500 Pure Growth ETF returned -38.00%. Over the year, its benchmark, the S&P 500/CitiGroup Pure Growth Total Return Index, turned in a -37.89% return, which underperformed the counterpart S&P 500 Growth Total Return Index, whose return was -34.15%, by nearly 3 1/2%. In a time when few areas escaped from the downturn in the market, large-cap growth tended to weather the challenges slightly better than large-cap value. Large-cap pure growth underperformed its traditional counterpart in three out of four quarters this year. Pure growth and traditional growth strategies alike were helped the most by the consumer staples sector, while information technology was the biggest sector detractor for both. The pure style weightings to the technology and energy sectors were the biggest reasons for the underperformance. Drilling down on the energy front, the fund's underweighting to ExxonMobil (XOM) was most responsible for lagging the traditional index in energy. The pure style weighting to the financial sector, and specifically the relative underweighting to troubled insurer American International Group (AIG), helped buoy the fund.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                           S&P 500/CITIGROUP
                            RYDEX S&P         PURE GROWTH           S&P 500
                             500 PURE         TOTAL RETURN        GROWTH TOTAL
                          GROWTH ETF(A)         INDEX(B)        RETURN INDEX(C)
                          -------------    -----------------    ---------------
3/1/2006                      10000              10000               10000
3/2/2006                       9991               9992                9983
3/3/2006                       9965               9966                9974
3/6/2006                       9887               9889                9903
3/7/2006                       9849               9850                9887
3/8/2006                       9875               9877                9922
3/9/2006                       9826               9826                9866
3/10/2006                      9884               9884                9931
3/13/2006                      9901               9903                9948
3/14/2006                     10017              10019               10041
3/15/2006                     10052              10055               10076
3/16/2006                     10073              10075               10086
3/17/2006                     10084              10087               10105
3/20/2006                     10058              10061               10098
3/21/2006                     10000              10002               10045
3/22/2006                     10038              10039               10094
3/23/2006                     10035              10038               10068
3/24/2006                     10058              10061               10072
3/27/2006                     10046              10048               10050
3/28/2006                     10029              10031                9991
3/29/2006                     10119              10122               10060
3/30/2006                     10105              10107               10051
3/31/2006                     10058              10062               10002
4/3/2006                      10046              10050               10012
4/4/2006                      10110              10114               10063
4/5/2006                      10131              10134               10094
4/6/2006                      10128              10131               10078
4/7/2006                      10038              10042                9973
4/10/2006                     10038              10041                9985
4/11/2006                      9945               9949                9910
4/12/2006                      9954               9959                9913
4/13/2006                      9956               9962                9921
4/14/2006                      9956               9962                9921
4/17/2006                      9945               9949                9879
4/18/2006                     10073              10077               10029
4/19/2006                     10108              10113               10050
4/20/2006                     10142              10149               10056
4/21/2006                     10096              10100               10047
4/24/2006                     10078              10083               10021
4/25/2006                     10012              10017                9982
4/26/2006                     10017              10023               10004
4/27/2006                      9980               9984               10028
4/28/2006                      9974               9978                9994
5/1/2006                       9924               9930                9954
5/2/2006                       9948               9953                9994
5/3/2006                       9910               9914                9940
5/4/2006                       9924               9930                9967
5/5/2006                      10023              10028               10059
5/8/2006                      10026              10031               10056
5/9/2006                       9997              10002               10048
5/10/2006                      9988               9994               10024
5/11/2006                      9849               9854                9896
5/12/2006                      9727               9734                9799
5/15/2006                      9747               9752                9845
5/16/2006                      9724               9730                9821
5/17/2006                      9593               9598                9677
5/18/2006                      9538               9544                9621
5/19/2006                      9573               9580                9649
5/22/2006                      9524               9530                9613
5/23/2006                      9468               9475                9571
5/24/2006                      9489               9493                9606
5/25/2006                      9590               9595                9715
5/26/2006                      9628               9636                9754
5/29/2006                      9628               9636                9754
5/30/2006                      9486               9493                9598
5/31/2006                      9567               9573                9662
6/1/2006                       9680               9688                9773
6/2/2006                       9660               9667                9781
6/5/2006                       9480               9488                9611
6/6/2006                       9451               9458                9611
6/7/2006                       9431               9437                9557
6/8/2006                       9436               9444                9580
6/9/2006                       9402               9411                9531
6/12/2006                      9265               9273                9412
6/13/2006                      9195               9204                9346
6/14/2006                      9256               9265                9413
6/15/2006                      9468               9476                9589
6/16/2006                      9433               9441                9554
6/19/2006                      9323               9331                9469
6/20/2006                      9297               9305                9463
6/21/2006                      9413               9422                9555
6/22/2006                      9358               9368                9499
6/23/2006                      9375               9384                9492
6/26/2006                      9387               9397                9525
6/27/2006                      9288               9297                9439
6/28/2006                      9329               9338                9486
6/29/2006                      9544               9555                9686
6/30/2006                      9553               9563                9656
7/3/2006                       9585               9596                9725
7/4/2006                       9585               9596                9725
7/5/2006                       9483               9493                9652
7/6/2006                       9494               9507                9684
7/7/2006                       9422               9435                9612
7/10/2006                      9413               9425                9623
7/11/2006                      9451               9463                9656
7/12/2006                      9338               9348                9547
7/13/2006                      9230               9241                9443
7/14/2006                      9160               9171                9395
7/17/2006                      9163               9174                9390
7/18/2006                      9143               9154                9403
7/19/2006                      9311               9324                9559
7/20/2006                      9198               9209                9480
7/21/2006                      9099               9111                9421
7/24/2006                      9288               9299                9582
7/25/2006                      9378               9390                9636
7/26/2006                      9343               9357                9626
7/27/2006                      9279               9292                9584
7/28/2006                      9407               9420                9697
7/31/2006                      9404               9419                9677
8/1/2006                       9361               9373                9630
8/2/2006                       9436               9450                9688
8/3/2006                       9480               9494                9698
8/4/2006                       9471               9484                9692
8/7/2006                       9436               9450                9673
8/8/2006                       9416               9430                9651
8/9/2006                       9341               9356                9636
8/10/2006                      9396               9411                9686
8/11/2006                      9341               9356                9650
8/14/2006                      9329               9346                9668
8/15/2006                      9489               9505                9794
8/16/2006                      9602               9621                9876
8/17/2006                      9643               9661                9899
8/18/2006                      9657               9677                9945
8/21/2006                      9590               9607                9906
8/22/2006                      9605               9624                9916
8/23/2006                      9547               9566                9870
8/24/2006                      9564               9584                9906
8/25/2006                      9555               9575                9906
8/28/2006                      9622               9642                9961
8/29/2006                      9672               9691                9992
8/30/2006                      9698               9718               10006
8/31/2006                      9701               9720                9992
9/1/2006                       9753               9772               10048
9/4/2006                       9753               9772               10048
9/5/2006                       9782               9801               10060
9/6/2006                       9660               9679                9957
9/7/2006                       9614               9633                9913
9/8/2006                       9672               9691                9953
9/11/2006                      9701               9722                9977
9/12/2006                      9869               9890               10090
9/13/2006                      9907               9930               10114
9/14/2006                      9884               9907               10102
9/15/2006                      9949               9972               10143
9/18/2006                      9940               9963               10150
9/19/2006                      9902               9924               10119
9/20/2006                      9961               9982               10175
9/21/2006                      9894               9915               10124
9/22/2006                      9841               9862               10085
9/25/2006                      9940               9963               10168
9/26/2006                      9992              10016               10242
9/27/2006                      9984              10007               10256
9/28/2006                      9995              10018               10274
9/29/2006                      9963               9988               10241
10/2/2006                      9908               9933               10192
10/3/2006                      9897               9920               10205
10/4/2006                     10083              10108               10350
10/5/2006                     10135              10160               10378
10/6/2006                     10094              10119               10354
10/9/2006                     10132              10157               10352
10/10/2006                    10138              10164               10369
10/11/2006                    10094              10118               10335
10/12/2006                    10202              10229               10432
10/13/2006                    10190              10217               10439
10/16/2006                    10234              10259               10473
10/17/2006                    10176              10201               10434
10/18/2006                    10173              10199               10462
10/19/2006                    10173              10198               10473
10/20/2006                    10158              10185               10500
10/23/2006                    10219              10246               10565
10/24/2006                    10263              10289               10554
10/25/2006                    10277              10306               10597
10/26/2006                    10347              10376               10648
10/27/2006                    10242              10271               10555
10/30/2006                    10263              10291               10563
10/31/2006                    10277              10305               10567
11/1/2006                     10155              10184               10490
11/2/2006                     10158              10185               10494
11/3/2006                     10126              10153               10474
11/6/2006                     10263              10290               10596
11/7/2006                     10274              10302               10621
11/8/2006                     10277              10307               10631
11/9/2006                     10219              10248               10568
11/10/2006                    10257              10285               10582
11/13/2006                    10295              10324               10609
11/14/2006                    10397              10427               10692
11/15/2006                    10472              10502               10737
11/16/2006                    10496              10527               10759
11/17/2006                    10487              10519               10779
11/20/2006                    10446              10478               10764
11/21/2006                    10487              10517               10789
11/22/2006                    10542              10575               10825
11/23/2006                    10542              10575               10825
11/24/2006                    10501              10532               10777
11/27/2006                    10324              10354               10628
11/28/2006                    10356              10388               10679
11/29/2006                    10452              10483               10773
11/30/2006                    10484              10517               10779
12/1/2006                     10440              10471               10752
12/4/2006                     10554              10586               10826
12/5/2006                     10606              10638               10863
12/6/2006                     10603              10637               10843
12/7/2006                     10542              10574               10792
12/8/2006                     10545              10577               10806
12/11/2006                    10557              10590               10819
12/12/2006                    10522              10553               10804
12/13/2006                    10530              10564               10822
12/14/2006                    10615              10647               10923
12/15/2006                    10600              10635               10930
12/18/2006                    10528              10561               10872
12/19/2006                    10560              10595               10908
12/20/2006                    10539              10573               10872
12/21/2006                    10501              10535               10830
12/22/2006                    10455              10489               10772
12/25/2006                    10455              10489               10772
12/26/2006                    10472              10506               10809
12/27/2006                    10528              10562               10877
12/28/2006                    10504              10541               10868
12/29/2006                    10452              10487               10820
1/1/2007                      10452              10487               10820
1/2/2007                      10452              10487               10820
1/3/2007                      10405              10441               10799
1/4/2007                      10458              10494               10832
1/5/2007                      10408              10445               10788
1/8/2007                      10440              10477               10810
1/9/2007                      10446              10481               10809
1/10/2007                     10467              10503               10827
1/11/2007                     10554              10590               10903
1/12/2007                     10604              10640               10967
1/15/2007                     10604              10640               10967
1/16/2007                     10589              10628               10956
1/17/2007                     10606              10644               10959
1/18/2007                     10554              10592               10907
1/19/2007                     10601              10637               10944
1/22/2007                     10542              10582               10868
1/23/2007                     10598              10635               10902
1/24/2007                     10676              10716               10993
1/25/2007                     10571              10611               10868
1/26/2007                     10557              10595               10843
1/29/2007                     10566              10605               10836
1/30/2007                     10639              10678               10892
1/31/2007                     10714              10755               10955
2/1/2007                      10787              10826               11016
2/2/2007                      10808              10847               11034
2/5/2007                      10778              10819               11015
2/6/2007                      10802              10843               11014
2/7/2007                      10843              10884               11036
2/8/2007                      10848              10889               11032
2/9/2007                      10767              10807               10955
2/12/2007                     10723              10765               10911
2/13/2007                     10787              10828               10975
2/14/2007                     10883              10924               11063
2/15/2007                     10930              10971               11087
2/16/2007                     10924              10966               11074
2/19/2007                     10924              10966               11074
2/20/2007                     10980              11021               11104
2/21/2007                     10959              11002               11090
2/22/2007                     10950              10993               11090
2/23/2007                     10930              10974               11061
2/26/2007                     10889              10931               11035
2/27/2007                     10545              10588               10655
2/28/2007                     10604              10646               10710
3/1/2007                      10563              10605               10672
3/2/2007                      10434              10477               10561
3/5/2007                      10335              10377               10485
3/6/2007                      10496              10538               10637
3/7/2007                      10481              10523               10621
3/8/2007                      10557              10600               10684
3/9/2007                      10563              10604               10680
3/12/2007                     10566              10609               10700
3/13/2007                     10353              10396               10503
3/14/2007                     10437              10479               10583
3/15/2007                     10481              10523               10606
3/16/2007                     10442              10484               10568
3/19/2007                     10547              10590               10680
3/20/2007                     10614              10658               10742
3/21/2007                     10777              10823               10914
3/22/2007                     10774              10820               10924
3/23/2007                     10780              10828               10927
3/26/2007                     10786              10833               10944
3/27/2007                     10725              10772               10874
3/28/2007                     10640              10687               10796
3/29/2007                     10658              10703               10825
3/30/2007                     10652              10699               10810
4/2/2007                      10707              10754               10848
4/3/2007                      10815              10864               10955
4/4/2007                      10833              10880               10986
4/5/2007                      10882              10933               11021
4/6/2007                      10882              10933               11021
4/9/2007                      10877              10926               11021
4/10/2007                     10903              10951               11049
4/11/2007                     10836              10885               10978
4/12/2007                     10935              10985               11064
4/13/2007                     10964              11016               11099
4/16/2007                     11101              11152               11212
4/17/2007                     11122              11175               11256
4/18/2007                     11087              11139               11233
4/19/2007                     11052              11104               11213
4/20/2007                     11148              11201               11324
4/23/2007                     11133              11187               11296
4/24/2007                     11124              11178               11295
4/25/2007                     11250              11304               11406
4/26/2007                     11270              11325               11408
4/27/2007                     11244              11299               11411
4/30/2007                     11124              11177               11315
5/1/2007                      11148              11202               11347
5/2/2007                      11212              11267               11419
5/3/2007                      11247              11302               11465
5/4/2007                      11259              11315               11481
5/7/2007                      11264              11321               11501
5/8/2007                      11264              11319               11497
5/9/2007                      11314              11370               11520
5/10/2007                     11145              11200               11357
5/11/2007                     11229              11284               11466
5/14/2007                     11192              11246               11441
5/15/2007                     11139              11193               11408
5/16/2007                     11232              11289               11510
5/17/2007                     11221              11277               11500
5/18/2007                     11329              11386               11592
5/21/2007                     11358              11415               11607
5/22/2007                     11361              11418               11595
5/23/2007                     11343              11402               11579
5/24/2007                     11235              11291               11474
5/25/2007                     11282              11340               11539
5/28/2007                     11282              11340               11539
5/29/2007                     11302              11361               11558
5/30/2007                     11396              11453               11656
5/31/2007                     11422              11481               11670
6/1/2007                      11448              11508               11719
6/4/2007                      11512              11572               11759
6/5/2007                      11463              11523               11712
6/6/2007                      11358              11418               11609
6/7/2007                      11174              11233               11411
6/8/2007                      11294              11354               11530
6/11/2007                     11297              11357               11532
6/12/2007                     11197              11255               11423
6/13/2007                     11346              11407               11579
6/14/2007                     11396              11456               11644
6/15/2007                     11458              11518               11725
6/18/2007                     11446              11507               11719
6/19/2007                     11438              11499               11721
6/20/2007                     11303              11364               11575
6/21/2007                     11365              11425               11652
6/22/2007                     11248              11308               11506
6/25/2007                     11181              11241               11473
6/26/2007                     11149              11207               11445
6/27/2007                     11266              11325               11545
6/28/2007                     11257              11318               11542
6/29/2007                     11260              11319               11526
7/2/2007                      11342              11403               11627
7/3/2007                      11362              11424               11668
7/4/2007                      11362              11424               11668
7/5/2007                      11400              11461               11695
7/6/2007                      11476              11539               11753
7/9/2007                      11473              11536               11770
7/10/2007                     11333              11394               11628
7/11/2007                     11388              11452               11689
7/12/2007                     11555              11620               11899
7/13/2007                     11561              11626               11929
7/16/2007                     11511              11575               11910
7/17/2007                     11514              11578               11906
7/18/2007                     11523              11588               11911
7/19/2007                     11567              11632               11981
7/20/2007                     11441              11506               11855
7/23/2007                     11450              11514               11913
7/24/2007                     11263              11327               11703
7/25/2007                     11327              11391               11769
7/26/2007                     11061              11125               11510
7/27/2007                     10891              10953               11327
7/30/2007                     10973              11037               11426
7/31/2007                     10804              10867               11270
8/1/2007                      10868              10932               11358
8/2/2007                      10941              11005               11407
8/3/2007                      10684              10745               11137
8/6/2007                      10906              10970               11380
8/7/2007                      10970              11037               11448
8/8/2007                      11090              11155               11630
8/9/2007                      10807              10869               11322
8/10/2007                     10827              10892               11326
8/13/2007                     10795              10858               11296
8/14/2007                     10608              10669               11112
8/15/2007                     10444              10505               10965
8/16/2007                     10397              10460               10936
8/17/2007                     10631              10696               11186
8/20/2007                     10620              10682               11176
8/21/2007                     10658              10720               11177
8/22/2007                     10763              10829               11296
8/23/2007                     10734              10799               11291
8/24/2007                     10853              10920               11433
8/27/2007                     10754              10820               11357
8/28/2007                     10526              10589               11127
8/29/2007                     10739              10805               11360
8/30/2007                     10731              10798               11342
8/31/2007                     10845              10912               11456
9/3/2007                      10845              10912               11456
9/4/2007                      10953              11020               11572
9/5/2007                      10877              10946               11483
9/6/2007                      10944              11011               11531
9/7/2007                      10751              10817               11339
9/10/2007                     10713              10779               11329
9/11/2007                     10883              10951               11493
9/12/2007                     10894              10963               11507
9/13/2007                     10950              11018               11583
9/14/2007                     10988              11058               11592
9/17/2007                     10897              10967               11533
9/18/2007                     11204              11277               11832
9/19/2007                     11295              11367               11906
9/20/2007                     11210              11283               11855
9/21/2007                     11238              11313               11906
9/24/2007                     11183              11254               11861
9/25/2007                     11197              11270               11867
9/26/2007                     11270              11345               11934
9/27/2007                     11323              11398               11980
9/28/2007                     11306              11379               11960
10/1/2007                     11440              11516               12103
10/2/2007                     11437              11514               12075
10/3/2007                     11423              11498               12017
10/4/2007                     11429              11504               12030
10/5/2007                     11566              11644               12145
10/8/2007                     11537              11615               12121
10/9/2007                     11625              11704               12232
10/10/2007                    11636              11716               12238
10/11/2007                    11534              11613               12163
10/12/2007                    11634              11713               12239
10/15/2007                    11516              11595               12147
10/16/2007                    11455              11533               12095
10/17/2007                    11484              11562               12113
10/18/2007                    11505              11583               12128
10/19/2007                    11218              11294               11823
10/22/2007                    11288              11363               11861
10/23/2007                    11396              11473               11974
10/24/2007                    11332              11409               11962
10/25/2007                    11329              11405               11939
10/26/2007                    11429              11507               12078
10/29/2007                    11478              11558               12143
10/30/2007                    11431              11511               12066
10/31/2007                    11593              11668               12215
11/1/2007                     11332              11402               11925
11/2/2007                     11399              11470               11973
11/5/2007                     11320              11391               11942
11/6/2007                     11426              11499               12093
11/7/2007                     11127              11197               11779
11/8/2007                     11104              11172               11723
11/9/2007                     10928              10999               11520
11/12/2007                    10790              10858               11398
11/13/2007                    11071              11143               11716
11/14/2007                    10981              11052               11643
11/15/2007                    10872              10939               11517
11/16/2007                    10942              11010               11608
11/19/2007                    10773              10831               11445
11/20/2007                    10822              10882               11529
11/21/2007                    10664              10719               11351
11/22/2007                    10664              10719               11351
11/23/2007                    10822              10882               11527
11/26/2007                    10623              10675               11291
11/27/2007                    10799              10853               11452
11/28/2007                    11089              11142               11745
11/29/2007                    11074              11128               11758
11/30/2007                    11101              11166               11787
12/3/2007                     11048              11114               11715
12/4/2007                     11048              11111               11655
12/5/2007                     11200              11265               11840
12/6/2007                     11364              11429               12010
12/7/2007                     11349              11417               11981
12/10/2007                    11420              11488               12056
12/11/2007                    11130              11194               11792
12/12/2007                    11226              11294               11890
12/13/2007                    11226              11291               11901
12/14/2007                    11080              11146               11748
12/17/2007                    10934              10997               11573
12/18/2007                    11010              11074               11658
12/19/2007                    10986              11051               11646
12/20/2007                    11083              11149               11732
12/21/2007                    11232              11298               11917
12/24/2007                    11314              11383               12001
12/25/2007                    11314              11383               12001
12/26/2007                    11326              11396               12034
12/27/2007                    11159              11226               11877
12/28/2007                    11179              11249               11911
12/31/2007                    11115              11183               11807
1/1/2008                      11115              11183               11807
1/2/2008                      10959              11027               11669
1/3/2008                      10927              10995               11687
1/4/2008                      10596              10661               11369
1/7/2008                      10599              10665               11372
1/8/2008                      10420              10483               11197
1/9/2008                      10552              10617               11368
1/10/2008                     10637              10702               11418
1/11/2008                     10452              10518               11234
1/14/2008                     10549              10614               11373
1/15/2008                     10255              10318               11090
1/16/2008                     10214              10278               10952
1/17/2008                      9936               9998               10670
1/18/2008                      9936               9998               10654
1/21/2008                      9936               9998               10654
1/22/2008                      9819               9879               10458
1/23/2008                      9980              10043               10557
1/24/2008                     10118              10181               10718
1/25/2008                      9977              10038               10552
1/28/2008                     10129              10192               10685
1/29/2008                     10206              10270               10711
1/30/2008                     10138              10203               10659
1/31/2008                     10320              10386               10818
2/1/2008                      10519              10587               10914
2/4/2008                      10411              10478               10822
2/5/2008                      10106              10171               10507
2/6/2008                       9997              10060               10403
2/7/2008                      10162              10225               10492
2/8/2008                      10176              10242               10513
2/11/2008                     10305              10373               10623
2/12/2008                     10341              10406               10669
2/13/2008                     10502              10571               10833
2/14/2008                     10349              10417               10703
2/15/2008                     10338              10406               10688
2/18/2008                     10338              10406               10688
2/19/2008                     10346              10416               10720
2/20/2008                     10475              10546               10829
2/21/2008                     10311              10378               10688
2/22/2008                     10390              10460               10753
2/25/2008                     10558              10628               10906
2/26/2008                     10657              10730               11000
2/27/2008                     10622              10692               10991
2/28/2008                     10558              10627               10954
2/29/2008                     10229              10297               10678
3/3/2008                      10264              10333               10698
3/4/2008                      10223              10291               10658
3/5/2008                      10299              10367               10745
3/6/2008                      10050              10116               10531
3/7/2008                       9948              10014               10420
3/10/2008                      9742               9806               10273
3/11/2008                     10091              10158               10612
3/12/2008                     10003              10068               10539
3/13/2008                     10103              10170               10618
3/14/2008                      9912               9979               10429
3/17/2008                      9713               9777               10309
3/18/2008                     10118              10185               10699
3/19/2008                      9839               9904               10397
3/20/2008                     10036              10104               10567
3/21/2008                     10036              10104               10567
3/24/2008                     10285              10356               10761
3/25/2008                     10344              10415               10798
3/26/2008                     10303              10373               10776
3/27/2008                     10165              10235               10646
3/28/2008                     10054              10123               10578
3/31/2008                     10127              10197               10636
4/1/2008                      10497              10572               10962
4/2/2008                      10520              10595               10957
4/3/2008                      10520              10597               10957
4/4/2008                      10579              10655               11016
4/7/2008                      10544              10621               11017
4/8/2008                      10523              10599               10999
4/9/2008                      10418              10494               10939
4/10/2008                     10494              10570               11017
4/11/2008                     10300              10375               10818
4/14/2008                     10306              10379               10831
4/15/2008                     10335              10409               10876
4/16/2008                     10573              10652               11116
4/17/2008                     10564              10643               11106
4/18/2008                     10779              10861               11342
4/21/2008                     10788              10869               11376
4/22/2008                     10650              10729               11276
4/23/2008                     10738              10818               11326
4/24/2008                     10729              10808               11311
4/25/2008                     10840              10923               11354
4/28/2008                     10846              10930               11346
4/29/2008                     10790              10872               11299
4/30/2008                     10741              10823               11268
5/1/2008                      10899              10982               11393
5/2/2008                      10926              11010               11426
5/5/2008                      10896              10980               11406
5/6/2008                      11014              11101               11514
5/7/2008                      10840              10924               11333
5/8/2008                      10884              10969               11406
5/9/2008                      10826              10909               11335
5/12/2008                     10940              11026               11438
5/13/2008                     10978              11064               11471
5/14/2008                     11014              11100               11480
5/15/2008                     11152              11239               11618
5/16/2008                     11184              11273               11675
5/19/2008                     11155              11245               11683
5/20/2008                     11090              11178               11620
5/21/2008                     10873              10959               11438
5/22/2008                     10881              10967               11453
5/23/2008                     10755              10840               11329
5/26/2008                     10755              10840               11329
5/27/2008                     10835              10920               11403
5/28/2008                     10940              11027               11466
5/29/2008                     10984              11072               11493
5/30/2008                     11025              11114               11537
6/2/2008                      10926              11013               11433
6/3/2008                      10896              10983               11367
6/4/2008                      10914              11000               11382
6/5/2008                      11131              11222               11636
6/6/2008                      10811              10896               11316
6/9/2008                      10814              10900               11379
6/10/2008                     10755              10841               11329
6/11/2008                     10582              10664               11187
6/12/2008                     10620              10702               11204
6/13/2008                     10826              10911               11378
6/16/2008                     10837              10924               11380
6/17/2008                     10782              10868               11354
6/18/2008                     10688              10772               11262
6/19/2008                     10749              10837               11290
6/20/2008                     10537              10618               11094
6/23/2008                     10566              10652               11159
6/24/2008                     10469              10552               11078
6/25/2008                     10540              10624               11135
6/26/2008                     10261              10340               10852
6/27/2008                     10261              10342               10838
6/30/2008                     10243              10322               10854
7/1/2008                      10264              10344               10905
7/2/2008                      10046              10123               10692
7/3/2008                      10026              10102               10707
7/4/2008                      10026              10102               10707
7/7/2008                       9976              10053               10643
7/8/2008                      10111              10188               10743
7/9/2008                       9870               9944               10520
7/10/2008                      9917               9991               10621
7/11/2008                      9835               9910               10524
7/14/2008                      9788               9861               10496
7/15/2008                      9729               9801               10393
7/16/2008                      9935              10011               10523
7/17/2008                     10014              10092               10571
7/18/2008                      9993              10070               10542
7/21/2008                     10002              10079               10572
7/22/2008                     10076              10155               10616
7/23/2008                     10084              10164               10603
7/24/2008                      9882               9958               10434
7/25/2008                      9932              10008               10525
7/28/2008                      9805               9883               10374
7/29/2008                      9999              10078               10535
7/30/2008                     10126              10206               10716
7/31/2008                      9990              10069               10560
8/1/2008                       9890               9970               10484
8/4/2008                       9773               9851               10359
8/5/2008                      10058              10139               10626
8/6/2008                      10134              10215               10725
8/7/2008                      10002              10082               10582
8/8/2008                      10196              10279               10784
8/11/2008                     10287              10370               10827
8/12/2008                     10217              10301               10774
8/13/2008                     10220              10304               10811
8/14/2008                     10290              10373               10838
8/15/2008                     10314              10397               10846
8/18/2008                     10146              10230               10709
8/19/2008                     10079              10162               10674
8/20/2008                     10140              10224               10745
8/21/2008                     10158              10242               10793
8/22/2008                     10229              10314               10873
8/25/2008                     10029              10112               10677
8/26/2008                     10073              10156               10718
8/27/2008                     10164              10249               10801
8/28/2008                     10276              10359               10895
8/29/2008                     10140              10224               10723
9/1/2008                      10140              10224               10723
9/2/2008                      10055              10138               10605
9/3/2008                      10023              10105               10566
9/4/2008                       9729               9808               10274
9/5/2008                       9773               9855               10276
9/8/2008                       9873               9955               10393
9/9/2008                       9520               9598               10060
9/10/2008                      9617               9697               10174
9/11/2008                      9758               9838               10322
9/12/2008                      9808               9890               10376
9/15/2008                      9408               9487                9959
9/16/2008                      9526               9605               10093
9/17/2008                      9147               9221                9692
9/18/2008                      9441               9520               10004
9/19/2008                      9740               9823               10294
9/22/2008                      9411               9489                9993
9/23/2008                      9296               9372                9851
9/24/2008                      9275               9352                9861
9/25/2008                      9375               9454               10028
9/26/2008                      9328               9406               10020
9/29/2008                      8561               8628                9195
9/30/2008                      8970               9044                9634
10/1/2008                      8805               8878                9524
10/2/2008                      8383               8451                9142
10/3/2008                      8242               8309                9052
10/6/2008                      7883               7947                8709
10/7/2008                      7476               7536                8288
10/8/2008                      7453               7513                8250
10/9/2008                      6925               6979                7662
10/10/2008                     6828               6883                7450
10/13/2008                     7626               7689                8406
10/14/2008                     7485               7546                8242
10/15/2008                     6737               6791                7456
10/16/2008                     7058               7114                7832
10/17/2008                     7049               7107                7801
10/20/2008                     7358               7418                8203
10/21/2008                     7108               7165                7913
10/22/2008                     6654               6707                7427
10/23/2008                     6610               6664                7541
10/24/2008                     6377               6429                7298
10/27/2008                     6165               6214                7039
10/28/2008                     6790               6845                7776
10/29/2008                     6831               6887                7758
10/30/2008                     7058               7116                7963
10/31/2008                     7188               7245                8043




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (03/01/06)
                                                                     --------   ---------------
RYDEX S&P 500 PURE GROWTH ETF.....................................    -38.00%           -11.63%
S&P 500/CITIGROUP PURE GROWTH TOTAL RETURN INDEX..................    -37.89%           -11.38%
S&P 500 GROWTH TOTAL RETURN INDEX.................................    -34.15%            -7.84%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               7                  ANNUAL REPORT

Rydex S&P 500 Pure Growth ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

         DESCRIPTION                                                % OF NET ASSETS
------------------------------------------------------------------------------------
APOLLO GROUP, INC. -- CLASS A                                             1.55%
AMGEN, INC.                                                               1.30%
DAVITA, INC.                                                              1.29%
EXPRESS SCRIPTS, INC.                                                     1.25%
AUTOZONE, INC.                                                            1.25%
COACH, INC.                                                               1.17%
VARIAN MEDICAL SYSTEMS, INC.                                              1.16%
CLOROX CO.                                                                1.14%
ANHEUSER-BUSCH COS., INC.                                                 1.13%
TJX COS., INC.                                                            1.12%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Health Care                                  21.09
Consumer Discretionary                       19.11
Information Technology                       18.00
Energy                                       12.00
Consumer Staples                              9.03
Industrials                                   7.74
Financials                                    6.77
Materials                                     5.29
Utilities                                     0.97




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ended October 31, 2008, Rydex S&P MidCap 400 Pure Value ETF returned -41.75%. Over the year, its benchmark, the S&P MidCap 400/CitiGroup Pure Value Total Return Index, turned in a -42.05% return, while the S&P MidCap 400 Value Total Return Index, returned -36.19%. Though the S&P MidCap 400/CitiGroup Pure Value Total Return Index outperformed its cap-weighted counterpart slightly in the first two quarters of the fiscal year, in the second two quarters, it lagged substantially. The pure style's weighting to the consumer discretionary sector was the biggest reason for its underperformance, specifically the media industry. An overweighting to Lee Enterprises (LEE), a publisher of local news in 49 mid-markets across the country and a firm that has struggled mightily this year (down over 80%), was the main detractor to performance in that industry. Pure weighting to the utilities sector, which tended to suffer the least, helped stave the more negative effects of heavier hit sectors. For the first six months of this fiscal year (11/1/2007 through 4/30/2008), mid-caps outperformed the other cap ranges, followed by large caps with small caps bringing up the rear. However, in a role reversal, in the following six months ended 10/31/2008, mid caps got hit the hardest, with large caps in the middle and small caps holding up the best. Mid-cap growth tended to weather the financial maelstrom better than mid-cap value during this period.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                           RYDEX S&P        S&P MIDCAP         S&P MIDCAP
                          MIDCAP 400    400/CITIGROUP PURE      400 VALUE
                          PURE VALUE        VALUE TOTAL       TOTAL RETURN
                            ETF(A)        RETURN INDEX(B)       INDEX(C)
                          ----------    ------------------    ------------
3/1/2006                     10000             10000              10000
3/2/2006                      9902              9903               9971
3/3/2006                      9860              9864               9945
3/6/2006                      9778              9781               9867
3/7/2006                      9702              9703               9763
3/8/2006                      9708              9710               9775
3/9/2006                      9715              9716               9750
3/10/2006                     9794              9797               9820
3/13/2006                     9813              9815               9848
3/14/2006                     9895              9899               9946
3/15/2006                     9962              9966              10029
3/16/2006                     9949              9954              10038
3/17/2006                     9968              9973              10064
3/20/2006                     9952              9956              10027
3/21/2006                     9864              9867               9940
3/22/2006                     9952              9955              10017
3/23/2006                     9911              9914              10014
3/24/2006                     9959              9962              10058
3/27/2006                     9975              9980              10056
3/28/2006                     9902              9907              10016
3/29/2006                    10032             10037              10130
3/30/2006                    10006             10010              10120
3/31/2006                     9997             10003              10127
4/3/2006                     10029             10034              10138
4/4/2006                     10060             10065              10165
4/5/2006                     10117             10124              10235
4/6/2006                     10095             10101              10238
4/7/2006                      9984              9990              10136
4/10/2006                     9943              9947              10100
4/11/2006                     9822              9829               9992
4/12/2006                     9879              9884              10033
4/13/2006                     9860              9867              10030
4/14/2006                     9860              9867              10030
4/17/2006                     9851              9856              10029
4/18/2006                    10079             10085              10264
4/19/2006                    10146             10152              10358
4/20/2006                    10206             10214              10362
4/21/2006                    10200             10207              10363
4/24/2006                    10165             10171              10334
4/25/2006                    10181             10189              10313
4/26/2006                    10187             10194              10296
4/27/2006                    10184             10191              10315
4/28/2006                    10181             10188              10340
5/1/2006                     10149             10157              10325
5/2/2006                     10197             10206              10371
5/3/2006                     10222             10231              10366
5/4/2006                     10308             10319              10438
5/5/2006                     10406             10415              10531
5/8/2006                     10422             10432              10548
5/9/2006                     10403             10412              10531
5/10/2006                    10365             10374              10508
5/11/2006                    10203             10213              10361
5/12/2006                    10003             10011              10186
5/15/2006                    10013             10020              10138
5/16/2006                     9978              9985              10104
5/17/2006                     9797              9804               9928
5/18/2006                     9740              9748               9834
5/19/2006                     9791              9798               9861
5/22/2006                     9778              9786               9790
5/23/2006                     9683              9691               9739
5/24/2006                     9746              9755               9745
5/25/2006                     9883              9890               9879
5/26/2006                     9940              9950               9944
5/29/2006                     9940              9950               9944
5/30/2006                     9749              9758               9785
5/31/2006                     9886              9894               9926
6/1/2006                     10051             10062              10077
6/2/2006                     10070             10081              10114
6/5/2006                      9854              9864               9880
6/6/2006                      9860              9869               9828
6/7/2006                      9791              9801               9744
6/8/2006                      9759              9768               9700
6/9/2006                      9772              9783               9687
6/12/2006                     9610              9619               9491
6/13/2006                     9474              9483               9343
6/14/2006                     9502              9510               9368
6/15/2006                     9768              9778               9660
6/16/2006                     9715              9724               9609
6/19/2006                     9591              9600               9466
6/20/2006                     9591              9602               9440
6/21/2006                     9737              9749               9600
6/22/2006                     9664              9674               9539
6/23/2006                     9718              9730               9586
6/26/2006                     9800              9812               9654
6/27/2006                     9692              9704               9561
6/28/2006                     9730              9742               9587
6/29/2006                    10006             10020               9863
6/30/2006                    10067             10080               9923
7/3/2006                     10121             10134               9991
7/4/2006                     10121             10134               9991
7/5/2006                     10022             10035               9853
7/6/2006                     10025             10037               9876
7/7/2006                      9981              9994               9800
7/10/2006                    10016             10029               9809
7/11/2006                    10089             10102               9852
7/12/2006                     9965              9979               9737
7/13/2006                     9787              9799               9566
7/14/2006                     9724              9737               9501
7/17/2006                     9696              9707               9439
7/18/2006                     9724              9736               9450
7/19/2006                     9902              9916               9667
7/20/2006                     9749              9761               9465
7/21/2006                     9664              9677               9335
7/24/2006                     9851              9865               9517
7/25/2006                     9914              9928               9619
7/26/2006                     9895              9909               9620
7/27/2006                     9800              9816               9539
7/28/2006                     9933              9950               9693
7/31/2006                     9911              9926               9701
8/1/2006                      9860              9874               9643
8/2/2006                      9905              9919               9691
8/3/2006                      9968              9984               9749
8/4/2006                      9946              9963               9732
8/7/2006                      9902              9916               9664
8/8/2006                      9854              9870               9594
8/9/2006                      9746              9761               9529
8/10/2006                     9784              9798               9572
8/11/2006                     9692              9709               9498
8/14/2006                     9749              9763               9512
8/15/2006                     9895              9913               9679
8/16/2006                    10010             10026               9802
8/17/2006                    10006             10025               9797
8/18/2006                    10016             10034               9814
8/21/2006                     9924              9941               9735
8/22/2006                     9946              9964               9753
8/23/2006                     9848              9865               9658
8/24/2006                     9835              9852               9646
8/25/2006                     9813              9831               9637
8/28/2006                     9914              9931               9710
8/29/2006                    10000             10017               9767
8/30/2006                    10025             10043               9796
8/31/2006                    10089             10107               9845
9/1/2006                     10111             10129               9877
9/4/2006                     10111             10129               9877
9/5/2006                     10152             10172               9924
9/6/2006                     10016             10033               9760
9/7/2006                      9965              9985               9697
9/8/2006                      9997             10015               9710
9/11/2006                    10013             10032               9688
9/12/2006                    10171             10191               9833
9/13/2006                    10225             10245               9916
9/14/2006                    10178             10199               9862
9/15/2006                    10164             10186               9856
9/18/2006                    10119             10140               9839
9/19/2006                    10094             10114               9806
9/20/2006                    10192             10214               9875
9/21/2006                    10081             10102               9793
9/22/2006                    10021             10043               9728
9/25/2006                    10116             10138               9815
9/26/2006                    10186             10207               9881
9/27/2006                    10205             10227               9911
9/28/2006                    10192             10214               9918
9/29/2006                    10123             10146               9866
10/2/2006                    10126             10148               9834
10/3/2006                    10135             10158               9816
10/4/2006                    10288             10311               9952
10/5/2006                    10367             10389              10061
10/6/2006                    10303             10326              10005
10/9/2006                    10348             10372              10071
10/10/2006                   10380             10403              10100
10/11/2006                   10380             10405              10091
10/12/2006                   10519             10544              10228
10/13/2006                   10560             10586              10275
10/16/2006                   10627             10654              10344
10/17/2006                   10579             10606              10276
10/18/2006                   10576             10603              10264
10/19/2006                   10633             10659              10308
10/20/2006                   10592             10620              10237
10/23/2006                   10636             10663              10283
10/24/2006                   10633             10659              10313
10/25/2006                   10684             10712              10371
10/26/2006                   10773             10800              10440
10/27/2006                   10643             10669              10323
10/30/2006                   10674             10702              10351
10/31/2006                   10646             10674              10312
11/1/2006                    10550             10578              10204
11/2/2006                    10528             10555              10191
11/3/2006                    10531             10558              10199
11/6/2006                    10703             10731              10313
11/7/2006                    10703             10733              10334
11/8/2006                    10793             10822              10396
11/9/2006                    10748             10777              10344
11/10/2006                   10835             10866              10409
11/13/2006                   10876             10908              10434
11/14/2006                   11004             11034              10539
11/15/2006                   11046             11079              10582
11/16/2006                   11062             11094              10597
11/17/2006                   11049             11082              10582
11/20/2006                   11068             11101              10612
11/21/2006                   11078             11111              10629
11/22/2006                   11129             11161              10682
11/23/2006                   11129             11161              10682
11/24/2006                   11132             11165              10678
11/27/2006                   10895             10928              10450
11/28/2006                   10931             10962              10484
11/29/2006                   11036             11069              10597
11/30/2006                   11052             11085              10627
12/1/2006                    11046             11080              10627
12/4/2006                    11212             11248              10763
12/5/2006                    11235             11270              10781
12/6/2006                    11203             11237              10768
12/7/2006                    11164             11201              10729
12/8/2006                    11145             11180              10733
12/11/2006                   11155             11188              10726
12/12/2006                   11094             11128              10680
12/13/2006                   11167             11204              10699
12/14/2006                   11267             11303              10776
12/15/2006                   11251             11288              10764
12/18/2006                   11129             11170              10656
12/19/2006                   11129             11169              10654
12/20/2006                   11164             11204              10677
12/21/2006                   11107             11148              10624
12/22/2006                   11094             11133              10590
12/25/2006                   11094             11133              10590
12/26/2006                   11212             11253              10671
12/27/2006                   11319             11362              10764
12/28/2006                   11255             11298              10721
12/29/2006                   11156             11199              10642
1/1/2007                     11156             11199              10642
1/2/2007                     11156             11199              10642
1/3/2007                     11252             11297              10696
1/4/2007                     11265             11307              10712
1/5/2007                     11098             11142              10573
1/8/2007                     11076             11119              10563
1/9/2007                     11114             11157              10593
1/10/2007                    11108             11152              10625
1/11/2007                    11263             11307              10731
1/12/2007                    11308             11352              10796
1/15/2007                    11308             11352              10796
1/16/2007                    11305             11348              10781
1/17/2007                    11292             11335              10768
1/18/2007                    11224             11267              10671
1/19/2007                    11301             11345              10748
1/22/2007                    11253             11298              10703
1/23/2007                    11311             11355              10768
1/24/2007                    11411             11457              10878
1/25/2007                    11330             11375              10782
1/26/2007                    11369             11415              10823
1/29/2007                    11488             11534              10881
1/30/2007                    11534             11581              10952
1/31/2007                    11572             11618              10997
2/1/2007                     11685             11733              11113
2/2/2007                     11701             11748              11135
2/5/2007                     11701             11751              11143
2/6/2007                     11795             11843              11224
2/7/2007                     11846             11897              11293
2/8/2007                     11846             11895              11291
2/9/2007                     11785             11834              11212
2/12/2007                    11788             11837              11180
2/13/2007                    11917             11967              11296
2/14/2007                    11959             12011              11351
2/15/2007                    11972             12024              11371
2/16/2007                    11988             12038              11385
2/19/2007                    11988             12038              11385
2/20/2007                    12072             12123              11470
2/21/2007                    12056             12108              11487
2/22/2007                    12065             12117              11504
2/23/2007                    12078             12132              11493
2/26/2007                    12062             12114              11461
2/27/2007                    11672             11722              11110
2/28/2007                    11704             11755              11129
3/1/2007                     11695             11746              11114
3/2/2007                     11537             11587              10950
3/5/2007                     11340             11388              10742
3/6/2007                     11504             11554              10922
3/7/2007                     11514             11564              10938
3/8/2007                     11582             11631              11019
3/9/2007                     11624             11674              11063
3/12/2007                    11675             11727              11112
3/13/2007                    11434             11482              10888
3/14/2007                    11495             11544              10933
3/15/2007                    11582             11634              11017
3/16/2007                    11496             11547              10949
3/19/2007                    11621             11675              11064
3/20/2007                    11738             11792              11160
3/21/2007                    11889             11942              11325
3/22/2007                    11870             11922              11335
3/23/2007                    11895             11950              11358
3/26/2007                    11892             11946              11354
3/27/2007                    11815             11868              11286
3/28/2007                    11744             11798              11235
3/29/2007                    11770             11825              11236
3/30/2007                    11773             11828              11246
4/2/2007                     11873             11929              11310
4/3/2007                     11964             12020              11393
4/4/2007                     11938             11994              11388
4/5/2007                     11954             12009              11408
4/6/2007                     11954             12009              11408
4/9/2007                     11974             12031              11428
4/10/2007                    12022             12079              11467
4/11/2007                    11945             12001              11397
4/12/2007                    12006             12063              11454
4/13/2007                    12013             12069              11476
4/16/2007                    12132             12191              11597
4/17/2007                    12142             12199              11603
4/18/2007                    12149             12206              11601
4/19/2007                    12090             12149              11562
4/20/2007                    12200             12261              11675
4/23/2007                    12162             12221              11691
4/24/2007                    12171             12230              11687
4/25/2007                    12288             12348              11787
4/26/2007                    12307             12368              11793
4/27/2007                    12239             12298              11740
4/30/2007                    12055             12114              11563
5/1/2007                     12097             12157              11595
5/2/2007                     12223             12282              11720
5/3/2007                     12252             12313              11763
5/4/2007                     12307             12370              11796
5/7/2007                     12323             12384              11812
5/8/2007                     12310             12373              11816
5/9/2007                     12366             12428              11900
5/10/2007                    12194             12254              11744
5/11/2007                    12304             12367              11854
5/14/2007                    12262             12323              11809
5/15/2007                    12226             12289              11760
5/16/2007                    12310             12372              11828
5/17/2007                    12278             12340              11806
5/18/2007                    12336             12401              11862
5/21/2007                    12411             12476              11940
5/22/2007                    12427             12492              11967
5/23/2007                    12366             12429              11910
5/24/2007                    12165             12229              11710
5/25/2007                    12252             12315              11789
5/28/2007                    12252             12315              11789
5/29/2007                    12323             12389              11858
5/30/2007                    12440             12508              11996
5/31/2007                    12472             12540              12068
6/1/2007                     12560             12627              12148
6/4/2007                     12608             12678              12200
6/5/2007                     12511             12578              12112
6/6/2007                     12356             12420              11955
6/7/2007                     12087             12149              11703
6/8/2007                     12223             12288              11830
6/11/2007                    12210             12274              11830
6/12/2007                    12051             12115              11688
6/13/2007                    12184             12249              11821
6/14/2007                    12246             12312              11908
6/15/2007                    12338             12404              11992
6/18/2007                    12290             12357              11948
6/19/2007                    12267             12335              11934
6/20/2007                    12112             12175              11788
6/21/2007                    12183             12250              11872
6/22/2007                    12063             12128              11762
6/25/2007                    11966             12031              11673
6/26/2007                    11969             12035              11629
6/27/2007                    12115             12181              11766
6/28/2007                    12134             12200              11780
6/29/2007                    12102             12168              11747
7/2/2007                     12301             12369              11925
7/3/2007                     12330             12399              11957
7/4/2007                     12330             12399              11957
7/5/2007                     12340             12407              11969
7/6/2007                     12369             12437              12024
7/9/2007                     12388             12457              12041
7/10/2007                    12148             12214              11837
7/11/2007                    12203             12269              11894
7/12/2007                    12392             12460              12103
7/13/2007                    12441             12511              12150
7/16/2007                    12336             12406              12071
7/17/2007                    12418             12487              12109
7/18/2007                    12385             12456              12078
7/19/2007                    12460             12533              12149
7/20/2007                    12242             12315              11993
7/23/2007                    12219             12291              11969
7/24/2007                    11897             11967              11672
7/25/2007                    11868             11937              11656
7/26/2007                    11572             11637              11380
7/27/2007                    11363             11429              11204
7/30/2007                    11445             11509              11295
7/31/2007                    11337             11403              11174
8/1/2007                     11442             11508              11221
8/2/2007                     11487             11555              11279
8/3/2007                     11084             11147              10920
8/6/2007                     11230             11296              11064
8/7/2007                     11256             11323              11121
8/8/2007                     11354             11420              11251
8/9/2007                     11032             11093              10959
8/10/2007                    11246             11310              11058
8/13/2007                    11243             11309              11095
8/14/2007                    11022             11085              10873
8/15/2007                    10800             10862              10653
8/16/2007                    10931             10995              10707
8/17/2007                    11168             11232              10950
8/20/2007                    11233             11299              11014
8/21/2007                    11253             11319              11053
8/22/2007                    11380             11449              11190
8/23/2007                    11350             11419              11153
8/24/2007                    11458             11527              11274
8/27/2007                    11324             11392              11162
8/28/2007                    11038             11102              10892
8/29/2007                    11311             11381              11154
8/30/2007                    11240             11309              11096
8/31/2007                    11373             11441              11255
9/3/2007                     11373             11441              11255
9/4/2007                     11455             11525              11370
9/5/2007                     11302             11369              11242
9/6/2007                     11337             11405              11301
9/7/2007                     11126             11194              11095
9/10/2007                    11038             11104              11008
9/11/2007                    11136             11203              11122
9/12/2007                    11077             11145              11093
9/13/2007                    11080             11146              11118
9/14/2007                    11119             11186              11151
9/17/2007                    11041             11108              11067
9/18/2007                    11380             11450              11404
9/19/2007                    11497             11571              11486
9/20/2007                    11402             11474              11399
9/21/2007                    11408             11480              11417
9/24/2007                    11304             11376              11329
9/25/2007                    11301             11372              11310
9/26/2007                    11405             11476              11397
9/27/2007                    11499             11572              11503
9/28/2007                    11408             11481              11451
10/1/2007                    11686             11762              11620
10/2/2007                    11771             11849              11676
10/3/2007                    11716             11792              11645
10/4/2007                    11722             11797              11652
10/5/2007                    11916             11994              11830
10/8/2007                    11866             11946              11776
10/9/2007                    11919             11998              11844
10/10/2007                   11853             11930              11825
10/11/2007                   11814             11890              11768
10/12/2007                   11840             11919              11787
10/15/2007                   11690             11765              11690
10/16/2007                   11601             11678              11576
10/17/2007                   11608             11686              11577
10/18/2007                   11618             11695              11590
10/19/2007                   11346             11420              11324
10/22/2007                   11431             11507              11398
10/23/2007                   11483             11560              11464
10/24/2007                   11431             11508              11411
10/25/2007                   11398             11474              11346
10/26/2007                   11546             11622              11470
10/29/2007                   11542             11619              11502
10/30/2007                   11542             11618              11472
10/31/2007                   11706             11778              11649
11/1/2007                    11392             11443              11364
11/2/2007                    11352             11398              11319
11/5/2007                    11271             11314              11227
11/6/2007                    11349             11388              11363
11/7/2007                    11015             11057              11083
11/8/2007                    11195             11236              11161
11/9/2007                    11117             11167              11053
11/12/2007                   11051             11114              10882
11/13/2007                   11277             11353              11127
11/14/2007                   11159             11231              11063
11/15/2007                   11058             11125              10944
11/16/2007                   11009             11062              10911
11/19/2007                   10786             10834              10691
11/20/2007                   10783             10818              10674
11/21/2007                   10652             10684              10540
11/22/2007                   10652             10684              10540
11/23/2007                   10783             10819              10678
11/26/2007                   10560             10586              10476
11/27/2007                   10665             10691              10583
11/28/2007                   10979             11009              10920
11/29/2007                   10963             10988              10910
11/30/2007                   11025             11050              10980
12/3/2007                    10930             10959              10924
12/4/2007                    10884             10912              10871
12/5/2007                    11032             11060              11040
12/6/2007                    11258             11286              11277
12/7/2007                    11280             11310              11283
12/10/2007                   11375             11408              11392
12/11/2007                   11019             11048              11027
12/12/2007                   11019             11047              11048
12/13/2007                   11005             11034              11052
12/14/2007                   10796             10825              10851
12/17/2007                   10655             10682              10679
12/18/2007                   10753             10781              10760
12/19/2007                   10773             10803              10770
12/20/2007                   10888             10916              10899
12/21/2007                   11072             11111              11092
12/24/2007                   11190             11243              11221
12/25/2007                   11190             11243              11221
12/26/2007                   11147             11198              11169
12/27/2007                   10918             10960              10996
12/28/2007                   10849             10891              10972
12/31/2007                   10803             10841              10924
1/1/2008                     10803             10841              10924
1/2/2008                     10632             10665              10790
1/3/2008                     10349             10368              10645
1/4/2008                      9970              9978              10346
1/7/2008                     10016             10024              10347
1/8/2008                      9680              9681              10098
1/9/2008                      9684              9687              10139
1/10/2008                     9865              9872              10233
1/11/2008                     9736              9739              10106
1/14/2008                     9806              9813              10162
1/15/2008                     9638              9639               9942
1/16/2008                     9802              9808               9959
1/17/2008                     9598              9599               9688
1/18/2008                     9480              9475               9604
1/21/2008                     9480              9475               9604
1/22/2008                     9611              9611               9609
1/23/2008                    10158             10177               9918
1/24/2008                    10220             10237               9956
1/25/2008                    10138             10152               9865
1/28/2008                    10514             10538              10137
1/29/2008                    10728             10757              10232
1/30/2008                    10596             10623              10134
1/31/2008                    10975             11014              10366
2/1/2008                     11281             11330              10610
2/4/2008                     11146             11185              10526
2/5/2008                     10820             10854              10240
2/6/2008                     10681             10712              10130
2/7/2008                     10836             10870              10243
2/8/2008                     10678             10709              10209
2/11/2008                    10622             10650              10217
2/12/2008                    10708             10739              10270
2/13/2008                    10813             10851              10389
2/14/2008                    10616             10643              10217
2/15/2008                    10589             10620              10212
2/18/2008                    10589             10620              10212
2/19/2008                    10523             10553              10183
2/20/2008                    10688             10723              10315
2/21/2008                    10546             10574              10179
2/22/2008                    10593             10621              10249
2/25/2008                    10790             10828              10440
2/26/2008                    10876             10917              10519
2/27/2008                    10826             10864              10453
2/28/2008                    10550             10578              10315
2/29/2008                    10220             10238              10033
3/3/2008                     10158             10175              10062
3/4/2008                     10145             10162               9997
3/5/2008                     10145             10160              10028
3/6/2008                      9789              9792               9759
3/7/2008                      9743              9743               9710
3/10/2008                     9582              9578               9545
3/11/2008                     9997             10004               9857
3/12/2008                     9792              9796               9770
3/13/2008                     9980              9989               9885
3/14/2008                     9750              9749               9701
3/17/2008                     9555              9555               9548
3/18/2008                     9964              9965               9913
3/19/2008                     9819              9821               9720
3/20/2008                    10140             10142               9907
3/21/2008                    10140             10142               9907
3/24/2008                    10400             10402              10104
3/25/2008                    10472             10477              10204
3/26/2008                    10288             10291              10081
3/27/2008                    10103             10106               9972
3/28/2008                     9952              9951               9879
3/31/2008                    10067             10068               9980
4/1/2008                     10478             10482              10317
4/2/2008                     10535             10539              10358
4/3/2008                     10571             10574              10405
4/4/2008                     10492             10496              10398
4/7/2008                     10518             10521              10434
4/8/2008                     10435             10437              10401
4/9/2008                     10206             10210              10239
4/10/2008                    10303             10304              10338
4/11/2008                    10080             10082              10167
4/14/2008                    10011             10013              10121
4/15/2008                    10094             10095              10198
4/16/2008                    10379             10383              10502
4/17/2008                    10382             10388              10487
4/18/2008                    10538             10545              10645
4/21/2008                    10412             10418              10611
4/22/2008                    10243             10248              10484
4/23/2008                    10213             10218              10518
4/24/2008                    10442             10448              10643
4/25/2008                    10591             10596              10756
4/28/2008                    10664             10671              10786
4/29/2008                    10714             10721              10744
4/30/2008                    10608             10614              10710
5/1/2008                     10972             10980              10911
5/2/2008                     10889             10899              10919
5/5/2008                     10800             10808              10885
5/6/2008                     10896             10905              10958
5/7/2008                     10700             10707              10817
5/8/2008                     10707             10715              10872
5/9/2008                     10720             10727              10868
5/12/2008                    10942             10951              11029
5/13/2008                    10916             10925              11082
5/14/2008                    10959             10968              11130
5/15/2008                    11092             11103              11249
5/16/2008                    10999             11011              11254
5/19/2008                    10986             10997              11241
5/20/2008                    10883             10895              11200
5/21/2008                    10677             10685              11048
5/22/2008                    10710             10720              11083
5/23/2008                    10531             10539              10934
5/26/2008                    10531             10539              10934
5/27/2008                    10697             10707              11044
5/28/2008                    10684             10693              11085
5/29/2008                    10813             10824              11156
5/30/2008                    10777             10789              11206
6/2/2008                     10681             10691              11110
6/3/2008                     10707             10718              11116
6/4/2008                     10820             10830              11164
6/5/2008                     10979             10990              11381
6/6/2008                     10555             10567              11061
6/9/2008                     10419             10429              11004
6/10/2008                    10472             10482              10957
6/11/2008                    10157             10165              10754
6/12/2008                    10239             10250              10767
6/13/2008                    10395             10407              10919
6/16/2008                    10455             10465              10986
6/17/2008                    10349             10359              10933
6/18/2008                    10249             10260              10842
6/19/2008                    10332             10343              10885
6/20/2008                    10102             10113              10700
6/23/2008                     9913              9927              10650
6/24/2008                     9827              9845              10545
6/25/2008                     9943              9960              10623
6/26/2008                     9559              9571              10329
6/27/2008                     9459              9470              10266
6/30/2008                     9280              9288              10210
7/1/2008                      9307              9315              10212
7/2/2008                      9046              9055               9939
7/3/2008                      8912              8922               9821
7/4/2008                      8912              8922               9821
7/7/2008                      8805              8812               9726
7/8/2008                      9217              9227              10002
7/9/2008                      8969              8978               9812
7/10/2008                     8909              8918               9858
7/11/2008                     8849              8858               9822
7/14/2008                     8625              8633               9669
7/15/2008                     8578              8587               9595
7/16/2008                     8999              9010               9894
7/17/2008                     9337              9348              10079
7/18/2008                     9337              9347              10059
7/21/2008                     9370              9381              10114
7/22/2008                     9698              9712              10302
7/23/2008                     9829              9843              10328
7/24/2008                     9384              9395               9960
7/25/2008                     9360              9374              10009
7/28/2008                     9166              9178               9885
7/29/2008                     9551              9564              10145
7/30/2008                     9571              9585              10264
7/31/2008                     9574              9589              10176
8/1/2008                      9601              9616              10155
8/4/2008                      9541              9556              10012
8/5/2008                      9885              9900              10275
8/6/2008                      9875              9892              10330
8/7/2008                      9611              9625              10144
8/8/2008                      9966              9982              10396
8/11/2008                    10163             10181              10535
8/12/2008                    10002             10022              10405
8/13/2008                     9919              9934              10384
8/14/2008                    10079             10098              10479
8/15/2008                    10120             10139              10486
8/18/2008                     9939              9957              10347
8/19/2008                     9745              9759              10215
8/20/2008                     9712              9727              10239
8/21/2008                     9661              9676              10231
8/22/2008                     9875              9894              10358
8/25/2008                     9641              9657              10148
8/26/2008                     9665              9680              10189
8/27/2008                     9802              9819              10315
8/28/2008                    10043             10061              10507
8/29/2008                     9949              9966              10389
9/1/2008                      9949              9966              10389
9/2/2008                     10039             10057              10327
9/3/2008                     10156             10175              10313
9/4/2008                      9882              9901              10051
9/5/2008                      9912              9931              10085
9/8/2008                     10263             10282              10284
9/9/2008                      9922              9940               9900
9/10/2008                    10019             10037              10015
9/11/2008                    10076             10095              10060
9/12/2008                    10116             10138              10181
9/15/2008                     9668              9686               9722
9/16/2008                     9912              9932               9951
9/17/2008                     9404              9420               9510
9/18/2008                    10206             10228              10066
9/19/2008                    10576             10600              10519
9/22/2008                     9877              9897               9925
9/23/2008                     9760              9777               9818
9/24/2008                     9622              9640               9714
9/25/2008                     9800              9817               9837
9/26/2008                     9783              9802               9814
9/29/2008                     9074              9087               9096
9/30/2008                     9425              9441               9502
10/1/2008                     9428              9446               9436
10/2/2008                     8927              8941               8922
10/3/2008                     8654              8667               8695
10/6/2008                     8330              8342               8313
10/7/2008                     7828              7839               7859
10/8/2008                     7727              7738               7746
10/9/2008                     6959              6964               7142
10/10/2008                    7188              7197               7239
10/13/2008                    7758              7769               7972
10/14/2008                    7576              7585               7804
10/15/2008                    6811              6819               7036
10/16/2008                    7071              7078               7309
10/17/2008                    6929              6937               7263
10/20/2008                    7185              7193               7552
10/21/2008                    6973              6981               7347
10/22/2008                    6525              6530               6915
10/23/2008                    6346              6351               6771
10/24/2008                    6141              6148               6567
10/27/2008                    5817              5819               6284
10/28/2008                    6279              6284               6850
10/29/2008                    6346              6351               6918
10/30/2008                    6612              6618               7226
10/31/2008                    6818              6827               7433




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (03/01/06)
                                                                     --------   ---------------
RYDEX S&P MIDCAP 400 PURE VALUE ETF...............................    -41.75%           -13.35%
S&P MIDCAP 400/CITIGROUP PURE VALUE TOTAL RETURN INDEX............    -42.05%           -13.33%
S&P MIDCAP 400 VALUE TOTAL RETURN INDEX...........................    -36.19%           -10.52%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               9                  ANNUAL REPORT

Rydex S&P MidCap 400 Pure Value ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
FOOT LOCKER, INC.                                                         2.98%
KELLY SERVICES, INC. -- CLASS A                                           2.35%
ARVINMERITOR, INC.                                                        2.12%
FURNITURE BRANDS INTERNATIONAL, INC.                                      2.09%
RYLAND GROUP, INC.                                                        2.02%
FIDELITY NATIONAL FINANCIAL, INC. -- CLASS A                              2.00%
FIRST NIAGARA FINANCIAL GROUP, INC.                                       1.96%
HAWAIIAN ELECTRIC INDUSTRIES, INC.                                        1.81%
ALASKA AIR GROUP, INC.                                                    1.70%
RENT-A-CENTER, INC.                                                       1.56%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   32.28
Consumer Discretionary                       17.69
Utilities                                    16.54
Industrials                                  11.36
Information Technology                        8.03
Materials                                     7.57
Health Care                                   3.86
Consumer Staples                              2.67




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ended October 31, 2008, Rydex S&P MidCap 400 Pure Growth ETF returned -34.52%. Over the year, its benchmark, the S&P MidCap 400/CitiGroup Pure Growth Total Return Index, turned in a -34.33% total return, which outperformed the counterpart S&P MidCap 400 Growth Total Return Index (whose return was -36.74%) by more than 2%. The pure style's weighting to the consumer discretionary sector was the biggest reason for the outperformance. Despite falling more than 27% in the last quarter, mid-cap pure growth managed to outperform its cap-weight counterpart three out of four quarters this year. While the health care sector hurt both strategies, an overweight position to pharmaceuticals and biotech hurt the pure style approach a little more. Any out performance by pure style was mostly attributable to the pure style's selection of and allocation to stocks in the health care providers & services and media industries. For the first six months of this fiscal year (11/1/2007 through 4/30/2008), mid-caps outperformed the other cap ranges, followed by large caps with small caps bringing up the rear. However, in a role reversal, in the following six months ended October 31, 2008, mid caps got hit the hardest, with large caps in the middle and small caps holding up the best. Mid-cap growth tended to weather the financial maelstrom better than mid-cap value during this period.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                             S&P MIDCAP
                           RYDEX S&P     400/CITIGROUP PURE     S&P MIDCAP
                           MIDCAP 400       GROWTH TOTAL        400 GROWTH
                          PURE GROWTH       RETURN INDEX       TOTAL RETURN
                             ETF(A)              (B)             INDEX(C)
                          -----------    ------------------    ------------
3/1/2006                     10000              10002              10000
3/2/2006                      9918               9921               9957
3/3/2006                      9884               9886               9921
3/6/2006                      9802               9804               9808
3/7/2006                      9679               9681               9683
3/8/2006                      9685               9687               9688
3/9/2006                      9618               9621               9621
3/10/2006                     9690               9694               9677
3/13/2006                     9736               9739               9739
3/14/2006                     9835               9838               9848
3/15/2006                     9871               9874               9904
3/16/2006                     9850               9853               9905
3/17/2006                     9884               9887               9932
3/20/2006                     9875               9878               9903
3/21/2006                     9804               9808               9820
3/22/2006                     9886               9891               9898
3/23/2006                     9905               9909               9926
3/24/2006                     9933               9938               9985
3/27/2006                     9907               9912               9978
3/28/2006                     9899               9903               9957
3/29/2006                    10023              10027              10052
3/30/2006                    10030              10034              10070
3/31/2006                    10046              10050              10069
4/3/2006                      9983               9988              10033
4/4/2006                     10036              10042              10071
4/5/2006                     10124              10128              10152
4/6/2006                     10135              10140              10160
4/7/2006                     10044              10048              10062
4/10/2006                     9991               9996              10027
4/11/2006                     9892               9897               9937
4/12/2006                     9895               9901               9956
4/13/2006                     9905               9911               9976
4/14/2006                     9905               9911               9976
4/17/2006                     9888               9895               9970
4/18/2006                    10099              10105              10181
4/19/2006                    10181              10188              10286
4/20/2006                    10179              10185              10291
4/21/2006                    10087              10094              10255
4/24/2006                    10021              10028              10203
4/25/2006                     9991               9998              10148
4/26/2006                     9962               9969              10089
4/27/2006                     9918               9926              10077
4/28/2006                     9962               9970              10135
5/1/2006                      9899               9906              10110
5/2/2006                      9930               9938              10163
5/3/2006                      9924               9933              10143
5/4/2006                      9914               9922              10188
5/5/2006                     10011              10019              10304
5/8/2006                     10008              10017              10321
5/9/2006                      9975               9983              10293
5/10/2006                     9943               9952              10276
5/11/2006                     9812               9820              10155
5/12/2006                     9648               9656               9969
5/15/2006                     9595               9604               9887
5/16/2006                     9584               9593               9874
5/17/2006                     9430               9439               9696
5/18/2006                     9380               9390               9609
5/19/2006                     9430               9440               9623
5/22/2006                     9337               9346               9541
5/23/2006                     9272               9281               9498
5/24/2006                     9244               9254               9460
5/25/2006                     9335               9345               9558
5/26/2006                     9399               9410               9621
5/29/2006                     9399               9410               9621
5/30/2006                     9228               9238               9469
5/31/2006                     9363               9373               9620
6/1/2006                      9508               9518               9765
6/2/2006                      9521               9531               9803
6/5/2006                      9272               9282               9549
6/6/2006                      9251               9261               9493
6/7/2006                      9204               9212               9419
6/8/2006                      9177               9185               9373
6/9/2006                      9145               9152               9349
6/12/2006                     8913               8917               9115
6/13/2006                     8765               8769               8960
6/14/2006                     8833               8837               9032
6/15/2006                     9126               9134               9331
6/16/2006                     9078               9085               9305
6/19/2006                     8943               8950               9143
6/20/2006                     8907               8912               9097
6/21/2006                     9073               9081               9276
6/22/2006                     9016               9023               9228
6/23/2006                     9170               9179               9359
6/26/2006                     9194               9205               9392
6/27/2006                     9092               9100               9309
6/28/2006                     9069               9077               9306
6/29/2006                     9337               9349               9588
6/30/2006                     9380               9393               9629
7/3/2006                      9428               9442               9705
7/4/2006                      9428               9442               9705
7/5/2006                      9278               9290               9536
7/6/2006                      9301               9313               9566
7/7/2006                      9209               9220               9458
7/10/2006                     9152               9163               9413
7/11/2006                     9187               9198               9443
7/12/2006                     9061               9071               9329
7/13/2006                     8892               8899               9170
7/14/2006                     8818               8825               9100
7/17/2006                     8782               8789               9030
7/18/2006                     8782               8791               9023
7/19/2006                     9023               9033               9255
7/20/2006                     8812               8820               9028
7/21/2006                     8694               8703               8885
7/24/2006                     8928               8937               9104
7/25/2006                     9021               9031               9230
7/26/2006                     8964               8973               9218
7/27/2006                     8852               8860               9105
7/28/2006                     8997               9005               9252
7/31/2006                     8995               9005               9285
8/1/2006                      8873               8882               9186
8/2/2006                      8936               8945               9263
8/3/2006                      9004               9014               9337
8/4/2006                      8919               8928               9270
8/7/2006                      8871               8880               9224
8/8/2006                      8759               8769               9131
8/9/2006                      8664               8674               9059
8/10/2006                     8732               8743               9136
8/11/2006                     8643               8652               9053
8/14/2006                     8634               8643               9045
8/15/2006                     8812               8823               9223
8/16/2006                     8968               8979               9372
8/17/2006                     8978               8989               9376
8/18/2006                     9016               9026               9398
8/21/2006                     8905               8916               9306
8/22/2006                     8905               8916               9308
8/23/2006                     8837               8847               9225
8/24/2006                     8748               8759               9190
8/25/2006                     8748               8758               9190
8/28/2006                     8845               8856               9264
8/29/2006                     8894               8907               9302
8/30/2006                     8924               8937               9318
8/31/2006                     8936               8948               9353
9/1/2006                      8989               9002               9417
9/4/2006                      8989               9002               9417
9/5/2006                      9016               9028               9448
9/6/2006                      8865               8877               9281
9/7/2006                      8826               8837               9227
9/8/2006                      8827               8841               9223
9/11/2006                     8854               8867               9222
9/12/2006                     9082               9095               9400
9/13/2006                     9137               9151               9490
9/14/2006                     9086               9099               9412
9/15/2006                     9067               9081               9401
9/18/2006                     9081               9095               9415
9/19/2006                     9067               9082               9381
9/20/2006                     9132               9147               9428
9/21/2006                     9088               9103               9382
9/22/2006                     9026               9040               9303
9/25/2006                     9130               9146               9403
9/26/2006                     9214               9229               9498
9/27/2006                     9221               9237               9523
9/28/2006                     9227               9242               9534
9/29/2006                     9132               9147               9468
10/2/2006                     9092               9108               9393
10/3/2006                     9086               9102               9357
10/4/2006                     9263               9280               9532
10/5/2006                     9379               9397               9654
10/6/2006                     9313               9330               9585
10/9/2006                     9375               9393               9628
10/10/2006                    9419               9437               9675
10/11/2006                    9387               9403               9640
10/12/2006                    9560               9578               9800
10/13/2006                    9600               9619               9846
10/16/2006                    9672               9692               9927
10/17/2006                    9577               9596               9822
10/18/2006                    9533               9551               9790
10/19/2006                    9550               9569               9840
10/20/2006                    9504               9524               9772
10/23/2006                    9558               9576               9826
10/24/2006                    9542               9562               9846
10/25/2006                    9552               9571               9874
10/26/2006                    9668               9689               9988
10/27/2006                    9542               9562               9868
10/30/2006                    9575               9596               9879
10/31/2006                    9524               9544               9821
11/1/2006                     9379               9399               9684
11/2/2006                     9394               9414               9688
11/3/2006                     9406               9425               9716
11/6/2006                     9524               9544               9828
11/7/2006                     9558               9578               9857
11/8/2006                     9615               9635               9915
11/9/2006                     9533               9554               9849
11/10/2006                    9622               9644               9920
11/13/2006                    9651               9672               9935
11/14/2006                    9793               9816              10044
11/15/2006                    9904               9925              10126
11/16/2006                    9904               9926              10114
11/17/2006                    9885               9908              10103
11/20/2006                    9873               9897              10105
11/21/2006                    9900               9923              10131
11/22/2006                    9965               9988              10175
11/23/2006                    9965               9988              10175
11/24/2006                    9949               9973              10159
11/27/2006                    9759               9783               9970
11/28/2006                    9765               9789               9992
11/29/2006                    9902               9927              10133
11/30/2006                    9911               9936              10156
12/1/2006                     9919               9944              10161
12/4/2006                    10042              10067              10263
12/5/2006                    10086              10112              10291
12/6/2006                    10098              10123              10291
12/7/2006                    10031              10055              10236
12/8/2006                    10039              10063              10233
12/11/2006                   10016              10041              10212
12/12/2006                    9951               9976              10150
12/13/2006                    9968               9993              10162
12/14/2006                   10037              10062              10252
12/15/2006                    9997              10024              10205
12/18/2006                    9904               9932              10098
12/19/2006                    9909               9938              10114
12/20/2006                    9921               9949              10109
12/21/2006                    9883               9911              10069
12/22/2006                    9852               9880              10025
12/25/2006                    9852               9880              10025
12/26/2006                    9885               9913              10056
12/27/2006                    9998              10002              10148
12/28/2006                    9967               9972              10114
12/29/2006                    9888               9893              10035
1/1/2007                      9888               9893              10035
1/2/2007                      9888               9893              10035
1/3/2007                      9918               9923              10058
1/4/2007                      9945               9949              10088
1/5/2007                      9857               9862              10005
1/8/2007                      9882               9888              10030
1/9/2007                      9939               9945              10061
1/10/2007                     9981               9986              10100
1/11/2007                    10101              10106              10217
1/12/2007                    10178              10184              10299
1/15/2007                    10178              10184              10299
1/16/2007                    10157              10162              10281
1/17/2007                    10166              10172              10287
1/18/2007                    10086              10091              10188
1/19/2007                    10114              10122              10248
1/22/2007                    10063              10070              10194
1/23/2007                    10141              10148              10285
1/24/2007                    10237              10244              10388
1/25/2007                    10097              10104              10235
1/26/2007                    10088              10094              10248
1/29/2007                    10132              10138              10281
1/30/2007                    10153              10160              10333
1/31/2007                    10225              10233              10430
2/1/2007                     10290              10298              10517
2/2/2007                     10342              10350              10550
2/5/2007                     10340              10348              10547
2/6/2007                     10363              10371              10576
2/7/2007                     10382              10391              10594
2/8/2007                     10394              10403              10611
2/9/2007                     10317              10325              10535
2/12/2007                    10306              10314              10497
2/13/2007                    10380              10389              10584
2/14/2007                    10455              10465              10674
2/15/2007                    10518              10528              10710
2/16/2007                    10506              10515              10722
2/19/2007                    10506              10515              10722
2/20/2007                    10552              10562              10787
2/21/2007                    10590              10601              10827
2/22/2007                    10585              10594              10838
2/23/2007                    10588              10598              10847
2/26/2007                    10537              10548              10789
2/27/2007                    10212              10221              10457
2/28/2007                    10218              10228              10457
3/1/2007                     10197              10208              10432
3/2/2007                     10040              10053              10269
3/5/2007                      9874               9886              10099
3/6/2007                     10021              10033              10258
3/7/2007                     10046              10059              10292
3/8/2007                     10113              10126              10367
3/9/2007                     10137              10152              10398
3/12/2007                    10183              10198              10435
3/13/2007                     9990              10004              10232
3/14/2007                    10028              10042              10274
3/15/2007                    10097              10111              10336
3/16/2007                    10054              10068              10286
3/19/2007                    10142              10158              10396
3/20/2007                    10211              10227              10478
3/21/2007                    10348              10363              10625
3/22/2007                    10381              10397              10664
3/23/2007                    10425              10441              10699
3/26/2007                    10423              10439              10694
3/27/2007                    10389              10404              10655
3/28/2007                    10335              10351              10613
3/29/2007                    10346              10362              10613
3/30/2007                    10366              10383              10629
4/2/2007                     10402              10419              10668
4/3/2007                     10483              10500              10750
4/4/2007                     10490              10508              10771
4/5/2007                     10554              10571              10815
4/6/2007                     10554              10571              10815
4/9/2007                     10556              10574              10815
4/10/2007                    10583              10601              10852
4/11/2007                    10531              10548              10790
4/12/2007                    10631              10649              10883
4/13/2007                    10669              10688              10913
4/16/2007                    10782              10801              11029
4/17/2007                    10753              10773              10998
4/18/2007                    10728              10748              10976
4/19/2007                    10677              10696              10929
4/20/2007                    10790              10809              11030
4/23/2007                    10790              10811              11050
4/24/2007                    10763              10783              11041
4/25/2007                    10826              10846              11121
4/26/2007                    10899              10920              11169
4/27/2007                    10876              10898              11129
4/30/2007                    10746              10766              10977
5/1/2007                     10757              10777              11009
5/2/2007                     10882              10903              11142
5/3/2007                     10882              10904              11163
5/4/2007                     10959              10980              11228
5/7/2007                     10945              10967              11217
5/8/2007                     10945              10967              11226
5/9/2007                     11015              11038              11299
5/10/2007                    10857              10878              11135
5/11/2007                    10928              10950              11228
5/14/2007                    10880              10903              11184
5/15/2007                    10834              10857              11141
5/16/2007                    10915              10938              11215
5/17/2007                    10961              10984              11258
5/18/2007                    11038              11061              11328
5/21/2007                    11176              11200              11440
5/22/2007                    11208              11233              11462
5/23/2007                    11183              11209              11444
5/24/2007                    11039              11064              11278
5/25/2007                    11101              11125              11353
5/28/2007                    11101              11125              11353
5/29/2007                    11157              11181              11413
5/30/2007                    11266              11291              11537
5/31/2007                    11318              11344              11597
6/1/2007                     11377              11403              11661
6/4/2007                     11404              11431              11715
6/5/2007                     11356              11382              11650
6/6/2007                     11231              11258              11514
6/7/2007                     10993              11019              11276
6/8/2007                     11126              11152              11400
6/11/2007                    11116              11143              11414
6/12/2007                    10997              11023              11298
6/13/2007                    11124              11150              11427
6/14/2007                    11176              11203              11515
6/15/2007                    11233              11260              11575
6/18/2007                    11221              11249              11568
6/19/2007                    11196              11223              11546
6/20/2007                    11112              11138              11451
6/21/2007                    11181              11208              11530
6/22/2007                    11054              11082              11402
6/25/2007                    10979              11007              11328
6/26/2007                    11006              11033              11303
6/27/2007                    11133              11160              11424
6/28/2007                    11150              11179              11425
6/29/2007                    11127              11155              11398
7/2/2007                     11248              11277              11529
7/3/2007                     11310              11339              11583
7/4/2007                     11310              11339              11583
7/5/2007                     11302              11332              11580
7/6/2007                     11398              11428              11663
7/9/2007                     11388              11420              11672
7/10/2007                    11219              11250              11525
7/11/2007                    11275              11306              11589
7/12/2007                    11413              11444              11761
7/13/2007                    11442              11474              11798
7/16/2007                    11356              11387              11722
7/17/2007                    11344              11376              11729
7/18/2007                    11306              11338              11697
7/19/2007                    11311              11344              11737
7/20/2007                    11212              11243              11642
7/23/2007                    11179              11210              11613
7/24/2007                    10956              10986              11364
7/25/2007                    10966              10996              11360
7/26/2007                    10747              10777              11122
7/27/2007                    10607              10636              11003
7/30/2007                    10699              10728              11108
7/31/2007                    10563              10592              10971
8/1/2007                     10565              10593              10986
8/2/2007                     10701              10730              11113
8/3/2007                     10407              10435              10820
8/6/2007                     10565              10593              10967
8/7/2007                     10666              10697              11083
8/8/2007                     10841              10873              11246
8/9/2007                     10645              10675              11022
8/10/2007                    10536              10567              10970
8/13/2007                    10543              10574              10983
8/14/2007                    10361              10390              10790
8/15/2007                    10157              10186              10568
8/16/2007                    10161              10190              10540
8/17/2007                    10371              10400              10751
8/20/2007                    10409              10439              10790
8/21/2007                    10415              10445              10799
8/22/2007                    10595              10627              10975
8/23/2007                    10515              10546              10915
8/24/2007                    10682              10714              11103
8/27/2007                    10555              10586              10982
8/28/2007                    10309              10340              10723
8/29/2007                    10565              10597              10982
8/30/2007                    10520              10553              10932
8/31/2007                    10676              10708              11093
9/3/2007                     10676              10708              11093
9/4/2007                     10793              10827              11239
9/5/2007                     10701              10734              11158
9/6/2007                     10751              10785              11212
9/7/2007                     10545              10579              11006
9/10/2007                    10474              10506              10937
9/11/2007                    10622              10657              11093
9/12/2007                    10618              10652              11101
9/13/2007                    10674              10708              11137
9/14/2007                    10739              10774              11192
9/17/2007                    10647              10681              11107
9/18/2007                    10970              11006              11429
9/19/2007                    11008              11044              11469
9/20/2007                    10939              10976              11396
9/21/2007                    10967              11003              11430
9/24/2007                    10903              10939              11354
9/25/2007                    10897              10934              11349
9/26/2007                    10963              11000              11433
9/27/2007                    11020              11058              11520
9/28/2007                    10965              11002              11484
10/1/2007                    11095              11133              11630
10/2/2007                    11197              11236              11700
10/3/2007                    11180              11218              11673
10/4/2007                    11153              11192              11659
10/5/2007                    11370              11411              11858
10/8/2007                    11293              11333              11799
10/9/2007                    11424              11464              11928
10/10/2007                   11416              11457              11931
10/11/2007                   11333              11373              11840
10/12/2007                   11339              11380              11862
10/15/2007                   11245              11286              11789
10/16/2007                   11182              11221              11702
10/17/2007                   11176              11216              11711
10/18/2007                   11232              11270              11754
10/19/2007                   10942              10980              11466
10/22/2007                   11026              11065              11542
10/23/2007                   11109              11148              11634
10/24/2007                   11126              11164              11639
10/25/2007                   11145              11184              11595
10/26/2007                   11310              11351              11743
10/29/2007                   11318              11360              11778
10/30/2007                   11247              11288              11674
10/31/2007                   11473              11516              11889
11/1/2007                    11230              11267              11660
11/2/2007                    11253              11292              11675
11/5/2007                    11172              11209              11585
11/6/2007                    11314              11353              11735
11/7/2007                    11080              11116              11483
11/8/2007                    11107              11134              11492
11/9/2007                    10909              10935              11299
11/12/2007                   10807              10837              11132
11/13/2007                   11036              11069              11375
11/14/2007                   10967              10997              11338
11/15/2007                   10847              10876              11214
11/16/2007                   10844              10873              11201
11/19/2007                   10667              10692              11006
11/20/2007                   10627              10650              10994
11/21/2007                   10494              10519              10844
11/22/2007                   10494              10519              10844
11/23/2007                   10638              10663              10986
11/26/2007                   10483              10506              10849
11/27/2007                   10609              10634              10979
11/28/2007                   10890              10921              11283
11/29/2007                   10880              10910              11294
11/30/2007                   10982              11014              11374
12/3/2007                    10924              10959              11343
12/4/2007                    10911              10944              11317
12/5/2007                    11059              11094              11475
12/6/2007                    11262              11298              11701
12/7/2007                    11281              11318              11722
12/10/2007                   11335              11372              11798
12/11/2007                   11028              11063              11479
12/12/2007                   11091              11127              11539
12/13/2007                   11086              11121              11532
12/14/2007                   10965              11000              11377
12/17/2007                   10773              10808              11175
12/18/2007                   10849              10884              11250
12/19/2007                   10817              10852              11226
12/20/2007                   10911              10947              11355
12/21/2007                   11041              11079              11508
12/24/2007                   11155              11195              11632
12/25/2007                   11155              11195              11632
12/26/2007                   11145              11186              11629
12/27/2007                   10953              10993              11456
12/28/2007                   10947              10988              11469
12/31/2007                   10872              10912              11389
1/1/2008                     10872              10912              11389
1/2/2008                     10686              10724              11248
1/3/2008                     10634              10672              11242
1/4/2008                     10336              10372              10914
1/7/2008                     10296              10333              10855
1/8/2008                     10056              10090              10620
1/9/2008                     10144              10179              10680
1/10/2008                    10263              10299              10775
1/11/2008                    10058              10093              10606
1/14/2008                    10194              10230              10765
1/15/2008                     9904               9938              10488
1/16/2008                     9837               9869              10371
1/17/2008                     9594               9625              10053
1/18/2008                     9579               9610              10070
1/21/2008                     9579               9610              10070
1/22/2008                     9502               9532               9969
1/23/2008                     9685               9716              10099
1/24/2008                     9902               9934              10304
1/25/2008                     9804               9837              10213
1/28/2008                    10019              10054              10406
1/29/2008                    10069              10105              10462
1/30/2008                     9950               9985              10340
1/31/2008                    10179              10215              10566
2/1/2008                     10394              10432              10811
2/4/2008                     10298              10335              10739
2/5/2008                      9992              10027              10415
2/6/2008                      9848               9882              10281
2/7/2008                      9937               9972              10380
2/8/2008                      9977              10013              10457
2/11/2008                    10063              10098              10570
2/12/2008                    10071              10107              10561
2/13/2008                    10206              10242              10714
2/14/2008                    10042              10079              10552
2/15/2008                    10002              10039              10505
2/18/2008                    10002              10039              10505
2/19/2008                    10058              10095              10556
2/20/2008                    10211              10249              10712
2/21/2008                    10025              10062              10571
2/22/2008                    10094              10131              10621
2/25/2008                    10330              10370              10855
2/26/2008                    10492              10534              10987
2/27/2008                    10494              10536              10952
2/28/2008                    10369              10410              10879
2/29/2008                    10017              10054              10519
3/3/2008                      9996              10033              10525
3/4/2008                      9990              10028              10471
3/5/2008                     10058              10095              10568
3/6/2008                      9737               9772              10274
3/7/2008                      9619               9655              10125
3/10/2008                     9360               9393               9873
3/11/2008                     9717               9754              10202
3/12/2008                     9737               9772              10199
3/13/2008                     9871               9908              10342
3/14/2008                     9679               9715              10150
3/17/2008                     9433               9466               9882
3/18/2008                     9842               9880              10301
3/19/2008                     9562               9596               9989
3/20/2008                     9777               9815              10167
3/21/2008                     9777               9815              10167
3/24/2008                    10038              10078              10433
3/25/2008                    10115              10155              10539
3/26/2008                    10050              10091              10497
3/27/2008                     9892               9931              10364
3/28/2008                     9775               9813              10277
3/31/2008                     9856               9894              10359
4/1/2008                     10204              10246              10690
4/2/2008                     10225              10266              10741
4/3/2008                     10271              10313              10779
4/4/2008                     10348              10391              10877
4/7/2008                     10357              10402              10899
4/8/2008                     10371              10415              10919
4/9/2008                     10188              10231              10751
4/10/2008                    10359              10403              10916
4/11/2008                    10150              10193              10704
4/14/2008                    10148              10191              10712
4/15/2008                    10142              10185              10743
4/16/2008                    10403              10449              11044
4/17/2008                    10344              10388              10977
4/18/2008                    10507              10553              11149
4/21/2008                    10536              10583              11195
4/22/2008                    10367              10413              11006
4/23/2008                    10402              10448              11047
4/24/2008                    10503              10549              11086
4/25/2008                    10649              10698              11278
4/28/2008                    10665              10714              11293
4/29/2008                    10605              10653              11189
4/30/2008                    10592              10640              11198
5/1/2008                     10740              10790              11279
5/2/2008                     10713              10762              11300
5/5/2008                     10705              10755              11317
5/6/2008                     10822              10874              11424
5/7/2008                     10655              10705              11305
5/8/2008                     10747              10798              11421
5/9/2008                     10744              10795              11446
5/12/2008                    10870              10923              11544
5/13/2008                    10913              10966              11632
5/14/2008                    10934              10987              11635
5/15/2008                    11070              11126              11786
5/16/2008                    11089              11144              11850
5/19/2008                    11020              11075              11792
5/20/2008                    11007              11061              11799
5/21/2008                    10807              10861              11597
5/22/2008                    10861              10915              11635
5/23/2008                    10747              10801              11515
5/26/2008                    10747              10801              11515
5/27/2008                    10865              10920              11590
5/28/2008                    11049              11104              11753
5/29/2008                    11088              11144              11758
5/30/2008                    11164              11221              11867
6/2/2008                     11063              11121              11769
6/3/2008                     11057              11118              11770
6/4/2008                     11086              11145              11782
6/5/2008                     11378              11439              12098
6/6/2008                     11061              11121              11806
6/9/2008                     11103              11162              11845
6/10/2008                    11013              11074              11726
6/11/2008                    10824              10884              11539
6/12/2008                    10801              10860              11541
6/13/2008                    11024              11085              11750
6/16/2008                    11143              11204              11870
6/17/2008                    11155              11217              11921
6/18/2008                    11072              11133              11840
6/19/2008                    11201              11262              11902
6/20/2008                    10978              11038              11687
6/23/2008                    11001              11065              11728
6/24/2008                    10847              10906              11552
6/25/2008                    10967              11027              11628
6/26/2008                    10703              10762              11336
6/27/2008                    10694              10752              11318
6/30/2008                    10617              10674              11261
7/1/2008                     10692              10751              11292
7/2/2008                     10344              10401              10916
7/3/2008                     10236              10293              10807
7/4/2008                     10236              10293              10807
7/7/2008                     10198              10253              10743
7/8/2008                     10413              10471              10921
7/9/2008                     10298              10354              10817
7/10/2008                    10311              10372              10880
7/11/2008                    10281              10340              10839
7/14/2008                    10186              10244              10792
7/15/2008                    10090              10148              10677
7/16/2008                    10281              10339              10865
7/17/2008                    10348              10407              10960
7/18/2008                    10323              10383              10929
7/21/2008                    10392              10452              11016
7/22/2008                    10523              10583              11096
7/23/2008                    10569              10633              11089
7/24/2008                    10348              10411              10813
7/25/2008                    10334              10397              10853
7/28/2008                    10184              10247              10730
7/29/2008                    10355              10419              10908
7/30/2008                    10503              10569              11106
7/31/2008                    10315              10380              10886
8/1/2008                     10307              10371              10856
8/4/2008                     10096              10158              10608
8/5/2008                     10257              10320              10777
8/6/2008                     10292              10356              10878
8/7/2008                     10225              10289              10748
8/8/2008                     10452              10517              10956
8/11/2008                    10519              10584              11012
8/12/2008                    10380              10446              10933
8/13/2008                    10471              10537              11029
8/14/2008                    10561              10628              11104
8/15/2008                    10557              10624              11085
8/18/2008                    10415              10480              10943
8/19/2008                    10327              10393              10867
8/20/2008                    10396              10462              10932
8/21/2008                    10423              10489              10971
8/22/2008                    10513              10581              11039
8/25/2008                    10294              10360              10816
8/26/2008                    10344              10411              10874
8/27/2008                    10488              10556              11017
8/28/2008                    10624              10692              11159
8/29/2008                    10505              10574              11030
9/1/2008                     10505              10574              11030
9/2/2008                     10432              10500              10880
9/3/2008                     10348              10414              10749
9/4/2008                     10119              10184              10503
9/5/2008                     10171              10237              10546
9/8/2008                     10304              10371              10616
9/9/2008                      9927               9991              10192
9/10/2008                    10063              10129              10355
9/11/2008                    10127              10193              10419
9/12/2008                    10196              10263              10531
9/15/2008                     9787               9852              10080
9/16/2008                     9987              10052              10271
9/17/2008                     9562               9624               9832
9/18/2008                     9958              10023              10218
9/19/2008                    10309              10378              10624
9/22/2008                     9942              10007              10242
9/23/2008                     9823               9888              10117
9/24/2008                     9704               9769               9996
9/25/2008                     9829               9895              10093
9/26/2008                     9725               9790               9974
9/29/2008                     9051               9110               9249
9/30/2008                     9376               9438               9604
10/1/2008                     9278               9339               9447
10/2/2008                     8782               8840               8909
10/3/2008                     8545               8602               8693
10/6/2008                     8186               8239               8309
10/7/2008                     7763               7813               7866
10/8/2008                     7694               7743               7793
10/9/2008                     7160               7206               7282
10/10/2008                    7173               7219               7207
10/13/2008                    7844               7896               7990
10/14/2008                    7621               7671               7796
10/15/2008                    6931               6974               7058
10/16/2008                    7246               7292               7335
10/17/2008                    7239               7284               7328
10/20/2008                    7604               7654               7687
10/21/2008                    7396               7445               7465
10/22/2008                    7014               7058               7026
10/23/2008                    6799               6842               6804
10/24/2008                    6607               6649               6619
10/27/2008                    6332               6371               6335
10/28/2008                    6881               6925               6853
10/29/2008                    7050               7096               7041
10/30/2008                    7281               7327               7312
10/31/2008                    7514               7562               7520




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                     SINCE INCEPTION
                                          ONE YEAR        (03/01/06)
                                          --------   ---------------
RYDEX S&P MIDCAP 400 PURE GROWTH ETF...    -34.52%           -10.23%
S&P MIDCAP 400/CITIGROUP PURE GROWTH
  TOTAL RETURN INDEX...................    -34.33%            -9.94%
S&P MIDCAP 400 GROWTH TOTAL RETURN
  INDEX................................    -36.74%           -10.13%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               11                 ANNUAL REPORT

Rydex S&P MidCap 400 Pure Growth ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
PSYCHIATRIC SOLUTIONS, INC.                                               2.43%
ENCORE ACQUISITION CO.                                                    2.31%
DREAMWORKS ANIMATION SKG, INC. -- CLASS A                                 2.26%
PHILADELPHIA CONSOLIDATED HOLDING CO.                                     2.13%
NVR, INC.                                                                 1.98%
STRAYER EDUCATION, INC.                                                   1.95%
AEROPOSTALE, INC.                                                         1.94%
TOLL BROTHERS, INC.                                                       1.92%
DIGITAL RIVER, INC.                                                       1.79%
F5 NETWORKS, INC.                                                         1.79%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       31.18
Health Care                                  18.51
Information Technology                       17.96
Industrials                                  10.09
Energy                                        8.05
Financials                                    7.02
Consumer Staples                              3.92
Materials                                     3.27




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ended October 31, 2008, Rydex S&P Small Cap 600 Pure Value ETF returned -36.48%. Over the year, its benchmark, the S&P SmallCap 600/CitiGroup Pure Value Total Return Index, turned in a -36.51%, which underperformed its S&P SmallCap 600 Value Total Return Index (whose return was -30.96) counterpart by more than 5%. Small-cap pure value trailed its traditional weight counterpart in three out of the four quarters this year. The pure style weighting to the hard-hit financials sector was the biggest reason for the underperformance. Within the financials sector, the banking industry was the largest contributor to the lag from the traditional style index. The pure style's weighting to the materials and energy industries also played roles in the underperformance. Surprisingly, an overweighting in retailing, specifically an overweight to Finish Line Sporting Apparel store (FINL), and zero exposure to a handful of other companies in the retail industry that suffered double-digit losses, helped the pure style small-cap index make up some ground.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                            RYDEX S&P        S&P SMALLCAP       S&P SMALLCAP
                          SMALLCAP 600    600/CITIGROUP PURE      600 VALUE
                           PURE VALUE         VALUE TOTAL       TOTAL RETURN
                             ETF(A)         RETURN INDEX(B)       INDEX(C)
                          ------------    ------------------    ------------
3/1/2006                      10000              10000              10000
3/2/2006                       9938               9938               9980
3/3/2006                       9904               9906               9941
3/6/2006                       9854               9856               9847
3/7/2006                       9714               9717               9722
3/8/2006                       9735               9737               9726
3/9/2006                       9691               9693               9684
3/10/2006                      9836               9839               9817
3/13/2006                      9844               9847               9832
3/14/2006                      9932               9934               9948
3/15/2006                      9982               9985              10026
3/16/2006                     10018              10022              10048
3/17/2006                     10075              10079              10085
3/20/2006                     10107              10109              10090
3/21/2006                      9961               9965               9981
3/22/2006                     10133              10137              10114
3/23/2006                     10166              10172              10144
3/24/2006                     10234              10238              10204
3/27/2006                     10237              10242              10199
3/28/2006                     10174              10179              10154
3/29/2006                     10349              10354              10317
3/30/2006                     10317              10323              10296
3/31/2006                     10338              10344              10336
4/3/2006                      10296              10301              10288
4/4/2006                      10354              10360              10337
4/5/2006                      10372              10378              10391
4/6/2006                      10367              10374              10386
4/7/2006                      10247              10254              10259
4/10/2006                     10185              10190              10214
4/11/2006                     10062              10069              10085
4/12/2006                     10120              10125              10134
4/13/2006                     10127              10133              10153
4/14/2006                     10127              10133              10153
4/17/2006                     10109              10116              10153
4/18/2006                     10338              10344              10424
4/19/2006                     10450              10457              10535
4/20/2006                     10432              10441              10500
4/21/2006                     10393              10402              10476
4/24/2006                     10338              10347              10407
4/25/2006                     10328              10336              10379
4/26/2006                     10346              10355              10374
4/27/2006                     10307              10316              10303
4/28/2006                     10359              10369              10350
5/1/2006                      10330              10338              10347
5/2/2006                      10450              10459              10427
5/3/2006                      10455              10466              10448
5/4/2006                      10489              10498              10566
5/5/2006                      10585              10594              10651
5/8/2006                      10596              10607              10665
5/9/2006                      10588              10599              10663
5/10/2006                     10486              10496              10608
5/11/2006                     10182              10192              10358
5/12/2006                      9979               9988              10159
5/15/2006                      9951               9958              10095
5/16/2006                      9956               9964              10089
5/17/2006                      9815               9823               9937
5/18/2006                      9740               9748               9860
5/19/2006                      9823               9833               9925
5/22/2006                      9787               9796               9854
5/23/2006                      9704               9711               9791
5/24/2006                      9774               9783               9824
5/25/2006                      9922               9932               9985
5/26/2006                      9888               9897              10005
5/29/2006                      9888               9897              10005
5/30/2006                      9649               9658               9755
5/31/2006                      9769               9777               9880
6/1/2006                       9945               9958              10066
6/2/2006                       9961               9973              10084
6/5/2006                       9688               9699               9801
6/6/2006                       9623               9631               9730
6/7/2006                       9602               9611               9688
6/8/2006                       9662               9673               9689
6/9/2006                       9584               9594               9625
6/12/2006                      9376               9380               9385
6/13/2006                      9238               9240               9272
6/14/2006                      9233               9237               9310
6/15/2006                      9524               9533               9615
6/16/2006                      9438               9446               9525
6/19/2006                      9295               9300               9379
6/20/2006                      9251               9254               9334
6/21/2006                      9402               9407               9504
6/22/2006                      9438               9445               9488
6/23/2006                      9449               9456               9498
6/26/2006                      9576               9586               9626
6/27/2006                      9436               9444               9475
6/28/2006                      9485               9494               9506
6/29/2006                      9821               9835               9847
6/30/2006                      9917               9935               9918
7/3/2006                       9956               9973               9986
7/4/2006                       9956               9973               9986
7/5/2006                       9860               9875               9858
7/6/2006                       9912               9930               9897
7/7/2006                       9761               9776               9745
7/10/2006                      9805               9820               9771
7/11/2006                      9870               9887               9830
7/12/2006                      9678               9692               9650
7/13/2006                      9477               9486               9462
7/14/2006                      9391               9404               9373
7/17/2006                      9324               9335               9293
7/18/2006                      9397               9408               9354
7/19/2006                      9680               9693               9642
7/20/2006                      9446               9457               9383
7/21/2006                      9306               9317               9221
7/24/2006                      9563               9575               9456
7/25/2006                      9670               9684               9554
7/26/2006                      9599               9614               9498
7/27/2006                      9490               9504               9388
7/28/2006                      9704               9716               9588
7/31/2006                      9714               9728               9593
8/1/2006                       9560               9574               9467
8/2/2006                       9584               9597               9548
8/3/2006                       9691               9706               9676
8/4/2006                       9625               9640               9646
8/7/2006                       9576               9589               9573
8/8/2006                       9449               9462               9480
8/9/2006                       9376               9390               9398
8/10/2006                      9433               9446               9464
8/11/2006                      9319               9333               9376
8/14/2006                      9371               9385               9413
8/15/2006                      9542               9557               9621
8/16/2006                      9651               9667               9770
8/17/2006                      9678               9694               9780
8/18/2006                      9711               9728               9795
8/21/2006                      9672               9688               9714
8/22/2006                      9735               9752               9744
8/23/2006                      9618               9635               9604
8/24/2006                      9581               9596               9582
8/25/2006                      9592               9609               9591
8/28/2006                      9688               9704               9686
8/29/2006                      9802               9821               9795
8/30/2006                      9831               9849               9842
8/31/2006                      9839               9856               9850
9/1/2006                       9875               9894               9884
9/4/2006                       9875               9894               9884
9/5/2006                       9982              10001               9985
9/6/2006                       9789               9808               9789
9/7/2006                       9688               9707               9719
9/8/2006                       9717               9735               9752
9/11/2006                      9675               9693               9725
9/12/2006                      9878               9897               9942
9/13/2006                      9984              10005              10036
9/14/2006                      9927               9947               9981
9/15/2006                      9983              10003              10017
9/18/2006                      9965               9985              10015
9/19/2006                      9921               9942               9972
9/20/2006                     10022              10045              10092
9/21/2006                      9939               9958               9990
9/22/2006                      9905               9925               9903
9/25/2006                     10007              10029              10015
9/26/2006                     10022              10045              10062
9/27/2006                     10095              10117              10111
9/28/2006                     10072              10094              10092
9/29/2006                      9939               9961               9977
10/2/2006                      9861               9880               9893
10/3/2006                      9913               9933               9907
10/4/2006                     10066              10079              10090
10/5/2006                     10155              10170              10211
10/6/2006                     10082              10097              10155
10/9/2006                     10176              10190              10225
10/10/2006                    10204              10219              10248
10/11/2006                    10160              10175              10216
10/12/2006                    10373              10392              10416
10/13/2006                    10436              10455              10483
10/16/2006                    10519              10539              10587
10/17/2006                    10493              10512              10523
10/18/2006                    10472              10490              10474
10/19/2006                    10524              10544              10520
10/20/2006                    10472              10491              10438
10/23/2006                    10495              10514              10465
10/24/2006                    10547              10567              10494
10/25/2006                    10615              10635              10573
10/26/2006                    10717              10739              10658
10/27/2006                    10573              10595              10523
10/30/2006                    10623              10644              10578
10/31/2006                    10519              10539              10518
11/1/2006                     10307              10326              10343
11/2/2006                     10265              10283              10299
11/3/2006                     10270              10289              10321
11/6/2006                     10385              10405              10451
11/7/2006                     10396              10418              10470
11/8/2006                     10506              10527              10547
11/9/2006                     10396              10417              10450
11/10/2006                    10498              10520              10535
11/13/2006                    10579              10603              10589
11/14/2006                    10768              10791              10760
11/15/2006                    10849              10873              10831
11/16/2006                    10849              10875              10802
11/17/2006                    10778              10803              10755
11/20/2006                    10823              10847              10794
11/21/2006                    10862              10888              10833
11/22/2006                    10857              10882              10845
11/23/2006                    10857              10882              10845
11/24/2006                    10865              10891              10849
11/27/2006                    10629              10654              10587
11/28/2006                    10668              10693              10612
11/29/2006                    10757              10782              10748
11/30/2006                    10794              10820              10778
12/1/2006                     10752              10779              10719
12/4/2006                     10967              10994              10910
12/5/2006                     10978              11005              10938
12/6/2006                     10985              11014              10925
12/7/2006                     10959              10987              10875
12/8/2006                     10946              10975              10856
12/11/2006                    10959              10988              10854
12/12/2006                    10946              10974              10801
12/13/2006                    10928              10956              10804
12/14/2006                    11025              11052              10868
12/15/2006                    10988              11016              10850
12/18/2006                    10852              10883              10727
12/19/2006                    10841              10873              10727
12/20/2006                    10886              10918              10772
12/21/2006                    10902              10933              10739
12/22/2006                    10860              10892              10695
12/25/2006                    10860              10892              10695
12/26/2006                    10983              11015              10811
12/27/2006                    11150              11183              10948
12/28/2006                    11097              11128              10908
12/29/2006                    10995              11027              10815
1/1/2007                      10995              11027              10815
1/2/2007                      10995              11027              10815
1/3/2007                      11084              11116              10824
1/4/2007                      11087              11118              10840
1/5/2007                      10827              10859              10641
1/8/2007                      10825              10858              10658
1/9/2007                      10851              10882              10681
1/10/2007                     10848              10882              10692
1/11/2007                     10990              11022              10838
1/12/2007                     11053              11086              10904
1/15/2007                     11053              11086              10904
1/16/2007                     11066              11101              10876
1/17/2007                     11037              11072              10853
1/18/2007                     10969              11002              10741
1/19/2007                     11061              11096              10833
1/22/2007                     10969              11002              10732
1/23/2007                     11045              11079              10836
1/24/2007                     11185              11221              10947
1/25/2007                     11079              11113              10823
1/26/2007                     11137              11172              10866
1/29/2007                     11179              11216              10918
1/30/2007                     11256              11292              10994
1/31/2007                     11319              11356              11041
2/1/2007                      11419              11457              11149
2/2/2007                      11471              11508              11166
2/5/2007                      11447              11485              11114
2/6/2007                      11495              11533              11179
2/7/2007                      11547              11586              11258
2/8/2007                      11492              11530              11231
2/9/2007                      11369              11407              11114
2/12/2007                     11345              11385              11083
2/13/2007                     11437              11476              11185
2/14/2007                     11429              11469              11213
2/15/2007                     11440              11480              11226
2/16/2007                     11487              11526              11255
2/19/2007                     11487              11526              11255
2/20/2007                     11592              11632              11361
2/21/2007                     11618              11660              11384
2/22/2007                     11652              11693              11397
2/23/2007                     11597              11638              11355
2/26/2007                     11605              11648              11327
2/27/2007                     11185              11225              10936
2/28/2007                     11274              11313              10936
3/1/2007                      11198              11237              10902
3/2/2007                      11016              11055              10710
3/5/2007                      10769              10805              10487
3/6/2007                      11014              11051              10722
3/7/2007                      11024              11064              10702
3/8/2007                      11074              11113              10787
3/9/2007                      11074              11112              10834
3/12/2007                     11100              11141              10874
3/13/2007                     10827              10865              10610
3/14/2007                     10914              10953              10701
3/15/2007                     11022              11061              10817
3/16/2007                     10965              11002              10760
3/19/2007                     11076              11112              10861
3/20/2007                     11155              11193              10958
3/21/2007                     11302              11341              11136
3/22/2007                     11349              11389              11132
3/23/2007                     11360              11399              11163
3/26/2007                     11354              11394              11142
3/27/2007                     11252              11291              11050
3/28/2007                     11189              11228              11004
3/29/2007                     11247              11284              11049
3/30/2007                     11218              11256              11049
4/2/2007                      11299              11341              11092
4/3/2007                      11394              11436              11187
4/4/2007                      11334              11374              11176
4/5/2007                      11360              11402              11189
4/6/2007                      11360              11402              11189
4/9/2007                      11368              11410              11182
4/10/2007                     11402              11445              11228
4/11/2007                     11307              11349              11128
4/12/2007                     11389              11432              11208
4/13/2007                     11476              11521              11272
4/16/2007                     11613              11657              11434
4/17/2007                     11568              11613              11398
4/18/2007                     11524              11568              11350
4/19/2007                     11474              11516              11297
4/20/2007                     11624              11668              11445
4/23/2007                     11595              11639              11427
4/24/2007                     11571              11616              11409
4/25/2007                     11671              11719              11489
4/26/2007                     11714              11760              11516
4/27/2007                     11637              11684              11474
4/30/2007                     11418              11463              11267
5/1/2007                      11487              11532              11334
5/2/2007                      11706              11752              11511
5/3/2007                      11669              11716              11519
5/4/2007                      11703              11750              11565
5/7/2007                      11698              11746              11570
5/8/2007                      11692              11741              11561
5/9/2007                      11756              11805              11623
5/10/2007                     11524              11571              11405
5/11/2007                     11626              11674              11554
5/14/2007                     11505              11552              11457
5/15/2007                     11400              11445              11359
5/16/2007                     11463              11509              11434
5/17/2007                     11386              11431              11377
5/18/2007                     11468              11515              11455
5/21/2007                     11595              11644              11583
5/22/2007                     11711              11761              11683
5/23/2007                     11634              11685              11627
5/24/2007                     11492              11539              11462
5/25/2007                     11595              11645              11540
5/28/2007                     11595              11645              11540
5/29/2007                     11711              11761              11662
5/30/2007                     11758              11809              11732
5/31/2007                     11779              11829              11782
6/1/2007                      11914              11968              11887
6/4/2007                      11969              12023              11906
6/5/2007                      11835              11884              11797
6/6/2007                      11703              11752              11672
6/7/2007                      11487              11532              11446
6/8/2007                      11584              11632              11568
6/11/2007                     11563              11612              11554
6/12/2007                     11389              11435              11391
6/13/2007                     11503              11549              11548
6/14/2007                     11603              11650              11631
6/15/2007                     11760              11810              11786
6/18/2007                     11728              11781              11748
6/19/2007                     11776              11828              11780
6/20/2007                     11641              11692              11616
6/21/2007                     11660              11710              11647
6/22/2007                     11515              11563              11533
6/25/2007                     11438              11485              11452
6/26/2007                     11383              11430              11395
6/27/2007                     11512              11559              11563
6/28/2007                     11549              11599              11578
6/29/2007                     11488              11536              11518
7/2/2007                      11665              11716              11676
7/3/2007                      11681              11733              11697
7/4/2007                      11681              11733              11697
7/5/2007                      11700              11751              11725
7/6/2007                      11708              11758              11728
7/9/2007                      11766              11819              11768
7/10/2007                     11530              11581              11547
7/11/2007                     11589              11638              11596
7/12/2007                     11785              11835              11830
7/13/2007                     11792              11844              11874
7/16/2007                     11705              11758              11793
7/17/2007                     11700              11752              11826
7/18/2007                     11618              11669              11777
7/19/2007                     11687              11739              11885
7/20/2007                     11456              11508              11667
7/23/2007                     11456              11506              11659
7/24/2007                     11123              11170              11345
7/25/2007                     11123              11169              11352
7/26/2007                     10739              10784              11026
7/27/2007                     10522              10565              10813
7/30/2007                     10602              10646              10927
7/31/2007                     10559              10603              10836
8/1/2007                      10498              10541              10838
8/2/2007                      10549              10593              10915
8/3/2007                      10109              10148              10466
8/6/2007                      10133              10172              10587
8/7/2007                      10099              10139              10632
8/8/2007                      10236              10277              10801
8/9/2007                      10022              10062              10640
8/10/2007                     10295              10336              10857
8/13/2007                     10181              10221              10734
8/14/2007                      9953               9992              10501
8/15/2007                      9784               9822              10323
8/16/2007                     10041              10080              10557
8/17/2007                     10271              10313              10804
8/20/2007                     10260              10303              10829
8/21/2007                     10310              10355              10863
8/22/2007                     10451              10495              11006
8/23/2007                     10326              10370              10882
8/24/2007                     10435              10479              11037
8/27/2007                     10318              10364              10911
8/28/2007                     10019              10062              10595
8/29/2007                     10260              10305              10857
8/30/2007                     10221              10263              10803
8/31/2007                     10324              10369              10948
9/3/2007                      10324              10369              10948
9/4/2007                      10337              10382              11020
9/5/2007                      10223              10268              10896
9/6/2007                      10189              10233              10911
9/7/2007                       9980              10022              10663
9/10/2007                      9876               9917              10571
9/11/2007                     10038              10081              10750
9/12/2007                      9945               9988              10680
9/13/2007                      9945               9989              10702
9/14/2007                     10017              10061              10755
9/17/2007                      9908               9951              10655
9/18/2007                     10348              10396              11107
9/19/2007                     10541              10592              11262
9/20/2007                     10419              10468              11169
9/21/2007                     10401              10450              11174
9/24/2007                     10261              10307              11059
9/25/2007                     10136              10182              10987
9/26/2007                     10179              10227              11068
9/27/2007                     10192              10240              11100
9/28/2007                     10065              10111              10977
10/1/2007                     10307              10356              11241
10/2/2007                     10342              10390              11339
10/3/2007                     10273              10320              11241
10/4/2007                     10307              10355              11252
10/5/2007                     10499              10548              11487
10/8/2007                     10379              10427              11386
10/9/2007                     10472              10521              11466
10/10/2007                    10382              10430              11424
10/11/2007                    10280              10330              11300
10/12/2007                    10323              10372              11379
10/15/2007                    10137              10184              11195
10/16/2007                    10012              10060              11077
10/17/2007                     9969              10016              11067
10/18/2007                     9964              10010              11055
10/19/2007                     9612               9657              10712
10/22/2007                     9831               9877              10899
10/23/2007                     9894               9940              10990
10/24/2007                     9809               9857              10918
10/25/2007                     9748               9793              10863
10/26/2007                     9918               9967              11051
10/29/2007                     9860               9906              11025
10/30/2007                     9862               9910              10983
10/31/2007                     9953               9989              11110
11/1/2007                      9495               9528              10658
11/2/2007                      9426               9459              10667
11/5/2007                      9301               9338              10572
11/6/2007                      9436               9471              10724
11/7/2007                      9074               9106              10354
11/8/2007                      9250               9281              10472
11/9/2007                      9141               9177              10357
11/12/2007                     9194               9227              10288
11/13/2007                     9495               9533              10579
11/14/2007                     9330               9368              10482
11/15/2007                     9285               9318              10382
11/16/2007                     9154               9189              10311
11/19/2007                     8931               8963              10081
11/20/2007                     8925               8955              10076
11/21/2007                     8800               8832               9954
11/22/2007                     8800               8832               9954
11/23/2007                     8994               9029              10162
11/26/2007                     8726               8754               9863
11/27/2007                     8824               8856               9976
11/28/2007                     9090               9125              10329
11/29/2007                     8965               9001              10273
11/30/2007                     9013               9049              10328
12/3/2007                      8880               8914              10192
12/4/2007                      8784               8818              10090
12/5/2007                      8915               8952              10258
12/6/2007                      9242               9281              10574
12/7/2007                      9239               9278              10549
12/10/2007                     9311               9352              10630
12/11/2007                     9005               9043              10285
12/12/2007                     9016               9053              10332
12/13/2007                     9018               9056              10294
12/14/2007                     8827               8864              10061
12/17/2007                     8715               8750               9881
12/18/2007                     8893               8929              10044
12/19/2007                     8912               8948              10061
12/20/2007                     9026               9066              10209
12/21/2007                     9333               9374              10487
12/24/2007                     9437               9471              10612
12/25/2007                     9437               9471              10612
12/26/2007                     9405               9470              10603
12/27/2007                     9101               9156              10300
12/28/2007                     8987               9040              10275
12/31/2007                     8923               8975              10215
1/1/2008                       8923               8975              10215
1/2/2008                       8794               8845              10068
1/3/2008                       8519               8563               9912
1/4/2008                       8193               8233               9585
1/7/2008                       8278               8320               9645
1/8/2008                       7968               8005               9347
1/9/2008                       7979               8015               9453
1/10/2008                      8118               8157               9558
1/11/2008                      7966               8002               9349
1/14/2008                      8049               8086               9435
1/15/2008                      7864               7898               9235
1/16/2008                      8102               8142               9309
1/17/2008                      7893               7928               9056
1/18/2008                      7776               7809               8971
1/21/2008                      7776               7809               8971
1/22/2008                      7896               7932               9010
1/23/2008                      8487               8531               9408
1/24/2008                      8495               8542               9376
1/25/2008                      8457               8502               9333
1/28/2008                      8813               8865               9558
1/29/2008                      8912               8966               9631
1/30/2008                      8891               8943               9540
1/31/2008                      9345               9406               9833
2/1/2008                       9551               9616              10072
2/4/2008                       9401               9463               9943
2/5/2008                       9080               9136               9655
2/6/2008                       9059               9115               9580
2/7/2008                       9161               9219               9715
2/8/2008                       9059               9115               9645
2/11/2008                      9027               9083               9644
2/12/2008                      9086               9144               9725
2/13/2008                      9235               9296               9933
2/14/2008                      8965               9020               9699
2/15/2008                      8864               8917               9638
2/18/2008                      8864               8917               9638
2/19/2008                      8856               8908               9654
2/20/2008                      9054               9111               9801
2/21/2008                      8735               8787               9601
2/22/2008                      8762               8814               9634
2/25/2008                      8933               8989               9846
2/26/2008                      9040               9097               9953
2/27/2008                      9059               9114               9925
2/28/2008                      8813               8866               9764
2/29/2008                      8487               8535               9457
3/3/2008                       8455               8503               9455
3/4/2008                       8476               8526               9427
3/5/2008                       8409               8457               9434
3/6/2008                       8126               8173               9176
3/7/2008                       8142               8189               9162
3/10/2008                      8011               8056               8981
3/11/2008                      8385               8435               9372
3/12/2008                      8241               8289               9258
3/13/2008                      8471               8523               9475
3/14/2008                      8241               8290               9249
3/17/2008                      8169               8217               9132
3/18/2008                      8551               8604               9550
3/19/2008                      8401               8451               9312
3/20/2008                      8747               8803               9567
3/21/2008                      8747               8803               9567
3/24/2008                      9035               9097               9798
3/25/2008                      9131               9194               9846
3/26/2008                      9046               9109               9776
3/27/2008                      8763               8819               9586
3/28/2008                      8618               8672               9470
3/31/2008                      8698               8755               9556
4/1/2008                       9099               9162               9906
4/2/2008                       9118               9181               9950
4/3/2008                       9026               9087               9952
4/4/2008                       8962               9023               9919
4/7/2008                       8938               8998               9903
4/8/2008                       8930               8990               9881
4/9/2008                       8559               8616               9661
4/10/2008                      8650               8709               9758
4/11/2008                      8379               8435               9504
4/14/2008                      8325               8381               9452
4/15/2008                      8414               8470               9557
4/16/2008                      8666               8726               9869
4/17/2008                      8610               8668               9796
4/18/2008                      8776               8837               9945
4/21/2008                      8604               8664               9852
4/22/2008                      8392               8448               9677
4/23/2008                      8379               8435               9690
4/24/2008                      8583               8641               9843
4/25/2008                      8621               8681               9900
4/28/2008                      8666               8725               9966
4/29/2008                      8591               8651               9875
4/30/2008                      8483               8542               9817
5/1/2008                       8688               8748              10040
5/2/2008                       8631               8690              10000
5/5/2008                       8521               8580               9955
5/6/2008                       8513               8571               9985
5/7/2008                       8282               8338               9817
5/8/2008                       8277               8332               9829
5/9/2008                       8287               8344               9832
5/12/2008                      8502               8561              10018
5/13/2008                      8561               8621              10085
5/14/2008                      8548               8608              10089
5/15/2008                      8596               8656              10191
5/16/2008                      8516               8575              10158
5/19/2008                      8505               8564              10139
5/20/2008                      8435               8494              10076
5/21/2008                      8330               8387               9984
5/22/2008                      8432               8490              10051
5/23/2008                      8328               8384               9924
5/26/2008                      8328               8384               9924
5/27/2008                      8475               8533              10065
5/28/2008                      8508               8567              10102
5/29/2008                      8647               8710              10193
5/30/2008                      8637               8700              10228
6/2/2008                       8473               8533              10128
6/3/2008                       8481               8541              10104
6/4/2008                       8575               8635              10173
6/5/2008                       8776               8843              10408
6/6/2008                       8443               8501              10073
6/9/2008                       8322               8378               9973
6/10/2008                      8354               8412               9975
6/11/2008                      8075               8125               9755
6/12/2008                      8131               8184               9797
6/13/2008                      8287               8343               9972
6/16/2008                      8406               8464              10095
6/17/2008                      8255               8312               9990
6/18/2008                      8166               8221               9920
6/19/2008                      8266               8322              10024
6/20/2008                      8121               8175               9880
6/23/2008                      7944               7980               9741
6/24/2008                      7831               7864               9615
6/25/2008                      7971               8008               9730
6/26/2008                      7737               7770               9490
6/27/2008                      7737               7769               9425
6/30/2008                      7568               7595               9321
7/1/2008                       7627               7657               9355
7/2/2008                       7378               7404               9089
7/3/2008                       7324               7349               9013
7/4/2008                       7324               7349               9013
7/7/2008                       7241               7265               8912
7/8/2008                       7595               7624               9241
7/9/2008                       7278               7304               8955
7/10/2008                      7295               7320               9043
7/11/2008                      7316               7342               9080
7/14/2008                      7132               7156               8907
7/15/2008                      7084               7104               8860
7/16/2008                      7511               7537               9223
7/17/2008                      7776               7805               9407
7/18/2008                      7709               7738               9365
7/21/2008                      7746               7775               9416
7/22/2008                      8071               8104               9687
7/23/2008                      8201               8233               9775
7/24/2008                      7914               7944               9479
7/25/2008                      8020               8050               9587
7/28/2008                      7784               7814               9408
7/29/2008                      8139               8170               9690
7/30/2008                      8066               8099               9703
7/31/2008                      7995               8028               9630
8/1/2008                       7987               8019               9651
8/4/2008                       7874               7904               9532
8/5/2008                       8193               8224               9832
8/6/2008                       8198               8229               9851
8/7/2008                       7976               8008               9694
8/8/2008                       8374               8408              10019
8/11/2008                      8596               8631              10269
8/12/2008                      8509               8543              10172
8/13/2008                      8466               8501              10184
8/14/2008                      8574               8608              10267
8/15/2008                      8612               8649              10294
8/18/2008                      8477               8513              10132
8/19/2008                      8271               8306               9954
8/20/2008                      8261               8294               9954
8/21/2008                      8139               8172               9857
8/22/2008                      8358               8393              10062
8/25/2008                      8093               8125               9831
8/26/2008                      8160               8194               9874
8/27/2008                      8261               8294               9982
8/28/2008                      8431               8467              10174
8/29/2008                      8374               8409              10074
9/1/2008                       8374               8409              10074
9/2/2008                       8442               8478              10086
9/3/2008                       8615               8654              10152
9/4/2008                       8320               8356               9836
9/5/2008                       8371               8408               9862
9/8/2008                       8715               8756              10107
9/9/2008                       8431               8471               9789
9/10/2008                      8555               8598               9934
9/11/2008                      8645               8689              10001
9/12/2008                      8677               8722              10044
9/15/2008                      8328               8372               9642
9/16/2008                      8569               8614               9965
9/17/2008                      8142               8183               9511
9/18/2008                      8864               8911              10167
9/19/2008                      9136               9186              10530
9/22/2008                      8654               8701              10010
9/23/2008                      8551               8597               9896
9/24/2008                      8443               8489               9737
9/25/2008                      8535               8580               9844
9/26/2008                      8505               8550               9869
9/29/2008                      8029               8068               9274
9/30/2008                      8205               8249               9541
10/1/2008                      8259               8303               9526
10/2/2008                      7813               7850               9054
10/3/2008                      7565               7600               8804
10/6/2008                      7235               7268               8506
10/7/2008                      6794               6821               8004
10/8/2008                      6628               6654               7817
10/9/2008                      5849               5867               7119
10/10/2008                     6162               6183               7460
10/13/2008                     6649               6675               8094
10/14/2008                     6453               6479               7906
10/15/2008                     5859               5879               7189
10/16/2008                     6271               6293               7621
10/17/2008                     6115               6137               7487
10/20/2008                     6276               6297               7759
10/21/2008                     6088               6109               7518
10/22/2008                     5778               5795               7106
10/23/2008                     5571               5586               6924
10/24/2008                     5315               5329               6648
10/27/2008                     5080               5091               6355
10/28/2008                     5489               5503               6881
10/29/2008                     5590               5605               7002
10/30/2008                     5908               5926               7316
10/31/2008                     6322               6343               7670




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (03/01/06)
                                                                     --------   ---------------
RYDEX S&P SMALLCAP 600 PURE VALUE ETF.............................    -36.48%           -15.77%
S&P SMALLCAP 600/CITIGROUP PURE VALUE TOTAL RETURN INDEX..........    -36.51%           -15.68%
S&P SMALLCAP 600 VALUE TOTAL RETURN INDEX.........................    -30.96%            -9.46%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               13                 ANNUAL REPORT

Rydex S&P SmallCap 600 Pure Value ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
FINISH LINE, INC. -- CLASS A                                              5.81%
FIRST BANCORP.                                                            1.93%
JO-ANN STORES, INC.                                                       1.73%
HAVERTY FURNITURE COS., INC.                                              1.71%
ARKANSAS BEST CORP.                                                       1.68%
STANDEX INTERNATIONAL CORP.                                               1.60%
LACLEDE GROUP, INC.                                                       1.59%
M/I HOMES, INC.                                                           1.55%
WABASH NATIONAL CORP.                                                     1.50%
LA-Z-BOY, INC.                                                            1.45%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       29.83
Financials                                   28.38
Industrials                                  15.00
Utilities                                     8.97
Materials                                     6.23
Information Technology                        4.89
Consumer Staples                              4.36
Health Care                                   2.13
Energy                                        0.21




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ended October 31, 2008, Rydex S&P SmallCap 600 Pure Growth ETF returned -35.05%. Over the year, its benchmark, the S&P SmallCap 600/CitiGroup Pure Growth Total Return Index, turned in a -35.14% return, which slightly underperformed the counterpart, the S&P SmallCap 600 Growth Total Return Index, whose return was -34.26%. The pure style's weighting to the information technology sector was the biggest reason for the underperformance. Small-cap pure value beat its traditional value counterpart two out of the four quarters this year, including the fourth quarter, where it nevertheless fell almost 23%. Pure style benefited from weighting in the consumer discretionary sector -- especially the consumer durables and apparel industry -- which helped the fund outperform its traditional (cap-weight) benchmark. Specifically, the fund had a slight underweight to shoemaker Crocs, Inc (CROX), which was down a dismal 96.64% for the year.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                            RYDEX S&P        S&P SMALLCAP       S&P SMALLCAP
                          SMALLCAP 600    600/CITIGROUP PURE     600 GROWTH
                           PURE GROWTH       GROWTH TOTAL       TOTAL RETURN
                             ETF(A)         RETURN INDEX(B)       INDEX(C)
                          ------------    ------------------    ------------
3/1/2006                      10000              10001              10000
3/2/2006                       9969               9971               9995
3/3/2006                       9964               9965               9967
3/6/2006                       9845               9847               9842
3/7/2006                       9748               9749               9726
3/8/2006                       9776               9778               9741
3/9/2006                       9738               9738               9700
3/10/2006                      9852               9855               9804
3/13/2006                      9875               9878               9838
3/14/2006                      9919               9919               9941
3/15/2006                     10015              10017              10018
3/16/2006                     10048              10051              10064
3/17/2006                     10084              10087              10079
3/20/2006                     10071              10074              10080
3/21/2006                     10046              10049              10028
3/22/2006                     10145              10147              10130
3/23/2006                     10193              10197              10170
3/24/2006                     10244              10247              10219
3/27/2006                     10229              10232              10212
3/28/2006                     10178              10182              10187
3/29/2006                     10321              10324              10322
3/30/2006                     10310              10315              10308
3/31/2006                     10359              10361              10353
4/3/2006                      10252              10256              10269
4/4/2006                      10313              10317              10337
4/5/2006                      10328              10333              10370
4/6/2006                      10328              10332              10353
4/7/2006                      10206              10211              10230
4/10/2006                     10173              10177              10205
4/11/2006                     10053              10058              10079
4/12/2006                     10112              10116              10128
4/13/2006                     10142              10148              10159
4/14/2006                     10142              10148              10159
4/17/2006                     10145              10151              10170
4/18/2006                     10366              10371              10402
4/19/2006                     10445              10450              10507
4/20/2006                     10443              10448              10488
4/21/2006                     10374              10379              10438
4/24/2006                     10366              10371              10383
4/25/2006                     10343              10349              10330
4/26/2006                     10404              10410              10338
4/27/2006                     10346              10353              10287
4/28/2006                     10394              10402              10336
5/1/2006                      10336              10343              10309
5/2/2006                      10407              10413              10362
5/3/2006                      10397              10403              10347
5/4/2006                      10473              10481              10421
5/5/2006                      10605              10613              10553
5/8/2006                      10608              10616              10560
5/9/2006                      10585              10592              10554
5/10/2006                     10499              10506              10533
5/11/2006                     10254              10262              10309
5/12/2006                     10089              10098              10118
5/15/2006                     10094              10102              10094
5/16/2006                     10153              10161              10127
5/17/2006                     10013              10020               9974
5/18/2006                      9878               9884               9861
5/19/2006                      9901               9908               9881
5/22/2006                      9847               9853               9808
5/23/2006                      9791               9798               9760
5/24/2006                      9791               9797               9742
5/25/2006                      9957               9964               9910
5/26/2006                     10031              10039               9959
5/29/2006                     10031              10039               9959
5/30/2006                      9779               9787               9723
5/31/2006                      9903               9912               9861
6/1/2006                      10056              10065              10023
6/2/2006                      10051              10061              10030
6/5/2006                       9791               9799               9754
6/6/2006                       9741               9746               9696
6/7/2006                       9705               9712               9647
6/8/2006                       9682               9689               9620
6/9/2006                       9636               9642               9590
6/12/2006                      9405               9410               9358
6/13/2006                      9265               9268               9241
6/14/2006                      9333               9338               9290
6/15/2006                      9588               9595               9565
6/16/2006                      9532               9536               9510
6/19/2006                      9361               9367               9343
6/20/2006                      9321               9325               9301
6/21/2006                      9491               9497               9466
6/22/2006                      9461               9466               9428
6/23/2006                      9527               9534               9488
6/26/2006                      9598               9606               9563
6/27/2006                      9440               9444               9411
6/28/2006                      9456               9462               9435
6/29/2006                      9756               9767               9742
6/30/2006                      9814               9825               9824
7/3/2006                       9908               9919               9908
7/4/2006                       9908               9919               9908
7/5/2006                       9791               9802               9790
7/6/2006                       9832               9844               9804
7/7/2006                       9695               9706               9675
7/10/2006                      9649               9661               9657
7/11/2006                      9715               9726               9715
7/12/2006                      9537               9549               9563
7/13/2006                      9354               9364               9383
7/14/2006                      9267               9278               9302
7/17/2006                      9196               9207               9221
7/18/2006                      9181               9192               9233
7/19/2006                      9412               9423               9478
7/20/2006                      9168               9178               9219
7/21/2006                      9061               9072               9093
7/24/2006                      9333               9345               9322
7/25/2006                      9435               9448               9419
7/26/2006                      9367               9380               9369
7/27/2006                      9242               9254               9248
7/28/2006                      9420               9434               9416
7/31/2006                      9496               9511               9471
8/1/2006                       9364               9376               9356
8/2/2006                       9415               9428               9420
8/3/2006                       9478               9491               9508
8/4/2006                       9438               9453               9469
8/7/2006                       9311               9324               9388
8/8/2006                       9232               9245               9315
8/9/2006                       9148               9160               9229
8/10/2006                      9171               9183               9276
8/11/2006                      9115               9126               9204
8/14/2006                      9127               9141               9214
8/15/2006                      9306               9319               9407
8/16/2006                      9410               9423               9537
8/17/2006                      9448               9461               9562
8/18/2006                      9456               9471               9571
8/21/2006                      9351               9366               9475
8/22/2006                      9392               9406               9498
8/23/2006                      9272               9286               9366
8/24/2006                      9265               9279               9356
8/25/2006                      9265               9278               9360
8/28/2006                      9341               9355               9436
8/29/2006                      9410               9424               9511
8/30/2006                      9438               9453               9542
8/31/2006                      9395               9410               9536
9/1/2006                       9395               9410               9556
9/4/2006                       9395               9410               9556
9/5/2006                       9412               9429               9607
9/6/2006                       9181               9195               9408
9/7/2006                       9166               9180               9376
9/8/2006                       9194               9208               9391
9/11/2006                      9176               9190               9371
9/12/2006                      9402               9419               9577
9/13/2006                      9501               9517               9670
9/14/2006                      9471               9487               9616
9/15/2006                      9496               9514               9644
9/18/2006                      9514               9531               9660
9/19/2006                      9461               9478               9611
9/20/2006                      9568               9584               9683
9/21/2006                      9517               9535               9615
9/22/2006                      9415               9431               9505
9/25/2006                      9514               9531               9605
9/26/2006                      9552               9570               9660
9/27/2006                      9573               9590               9677
9/28/2006                      9562               9581               9667
9/29/2006                      9463               9482               9584
10/2/2006                      9364               9380               9476
10/3/2006                      9333               9351               9452
10/4/2006                      9545               9563               9639
10/5/2006                      9644               9664               9747
10/6/2006                      9598               9617               9700
10/9/2006                      9700               9721               9758
10/10/2006                     9710               9730               9780
10/11/2006                     9657               9678               9736
10/12/2006                     9832               9853               9919
10/13/2006                     9886               9909               9974
10/16/2006                     9964               9986              10082
10/17/2006                     9868               9890               9990
10/18/2006                     9865               9888               9971
10/19/2006                     9898               9920              10012
10/20/2006                     9878               9902               9959
10/23/2006                     9929               9952               9980
10/24/2006                     9931               9955               9991
10/25/2006                     9977              10003              10061
10/26/2006                    10099              10123              10151
10/27/2006                     9977              10002              10034
10/30/2006                     9995              10018              10059
10/31/2006                     9947               9971              10007
11/1/2006                      9776               9800               9860
11/2/2006                      9763               9789               9844
11/3/2006                      9789               9812               9881
11/6/2006                      9926               9952              10019
11/7/2006                      9977              10003              10051
11/8/2006                     10041              10066              10112
11/9/2006                      9975              10000              10028
11/10/2006                    10051              10078              10089
11/13/2006                    10074              10100              10109
11/14/2006                    10206              10234              10257
11/15/2006                    10341              10368              10354
11/16/2006                    10336              10364              10313
11/17/2006                    10331              10358              10302
11/20/2006                    10333              10362              10316
11/21/2006                    10374              10401              10357
11/22/2006                    10366              10395              10364
11/23/2006                    10366              10395              10364
11/24/2006                    10364              10392              10349
11/27/2006                    10140              10168              10132
11/28/2006                    10163              10191              10157
11/29/2006                    10287              10317              10291
11/30/2006                    10303              10331              10319
12/1/2006                     10252              10281              10284
12/4/2006                     10394              10425              10418
12/5/2006                     10460              10491              10474
12/6/2006                     10471              10501              10481
12/7/2006                     10430              10460              10430
12/8/2006                     10440              10471              10429
12/11/2006                    10430              10460              10422
12/12/2006                    10394              10424              10368
12/13/2006                    10392              10422              10366
12/14/2006                    10448              10478              10425
12/15/2006                    10366              10396              10392
12/18/2006                    10234              10264              10261
12/19/2006                    10270              10299              10291
12/20/2006                    10310              10342              10326
12/21/2006                    10257              10289              10277
12/22/2006                    10242              10272              10228
12/25/2006                    10242              10272              10228
12/26/2006                    10318              10348              10293
12/27/2006                    10425              10457              10404
12/28/2006                    10392              10423              10373
12/29/2006                    10287              10319              10279
1/1/2007                      10287              10319              10279
1/2/2007                      10287              10319              10279
1/3/2007                      10242              10273              10228
1/4/2007                      10244              10278              10243
1/5/2007                      10130              10163              10122
1/8/2007                      10145              10178              10148
1/9/2007                      10150              10182              10155
1/10/2007                     10140              10173              10148
1/11/2007                     10226              10258              10242
1/12/2007                     10315              10350              10332
1/15/2007                     10315              10350              10332
1/16/2007                     10280              10314              10299
1/17/2007                     10265              10299              10299
1/18/2007                     10148              10181              10172
1/19/2007                     10211              10245              10246
1/22/2007                     10094              10127              10151
1/23/2007                     10204              10238              10269
1/24/2007                     10305              10340              10363
1/25/2007                     10191              10225              10259
1/26/2007                     10219              10254              10298
1/29/2007                     10280              10314              10341
1/30/2007                     10328              10364              10411
1/31/2007                     10402              10436              10487
2/1/2007                      10537              10574              10623
2/2/2007                      10590              10626              10661
2/5/2007                      10529              10567              10616
2/6/2007                      10590              10628              10661
2/7/2007                      10639              10675              10719
2/8/2007                      10654              10690              10717
2/9/2007                      10544              10580              10608
2/12/2007                     10504              10541              10572
2/13/2007                     10572              10611              10649
2/14/2007                     10611              10649              10699
2/15/2007                     10659              10697              10730
2/16/2007                     10700              10737              10777
2/19/2007                     10700              10737              10777
2/20/2007                     10801              10840              10873
2/21/2007                     10834              10873              10920
2/22/2007                     10837              10877              10918
2/23/2007                     10801              10841              10896
2/26/2007                     10773              10812              10848
2/27/2007                     10369              10406              10463
2/28/2007                     10384              10421              10476
3/1/2007                      10343              10380              10448
3/2/2007                      10130              10166              10257
3/5/2007                       9959               9995              10094
3/6/2007                      10158              10196              10281
3/7/2007                      10165              10202              10287
3/8/2007                      10237              10275              10364
3/9/2007                      10280              10318              10404
3/12/2007                     10333              10372              10453
3/13/2007                     10137              10174              10232
3/14/2007                     10221              10261              10304
3/15/2007                     10295              10335              10397
3/16/2007                     10252              10290              10366
3/19/2007                     10364              10404              10484
3/20/2007                     10435              10474              10561
3/21/2007                     10605              10647              10721
3/22/2007                     10669              10710              10772
3/23/2007                     10725              10766              10826
3/26/2007                     10728              10770              10813
3/27/2007                     10651              10692              10743
3/28/2007                     10598              10639              10701
3/29/2007                     10626              10668              10731
3/30/2007                     10613              10656              10724
4/2/2007                      10639              10682              10779
4/3/2007                      10735              10777              10874
4/4/2007                      10712              10754              10877
4/5/2007                      10786              10830              10918
4/6/2007                      10786              10830              10918
4/9/2007                      10748              10791              10898
4/10/2007                     10778              10822              10934
4/11/2007                     10715              10758              10874
4/12/2007                     10758              10803              10946
4/13/2007                     10794              10838              10985
4/16/2007                     10934              10979              11115
4/17/2007                     10911              10955              11088
4/18/2007                     10852              10896              11029
4/19/2007                     10817              10861              10994
4/20/2007                     10918              10964              11103
4/23/2007                     10880              10925              11092
4/24/2007                     10878              10923              11087
4/25/2007                     10931              10977              11174
4/26/2007                     10967              11012              11195
4/27/2007                     10949              10995              11177
4/30/2007                     10763              10810              10993
5/1/2007                      10776              10822              11028
5/2/2007                      10946              10992              11211
5/3/2007                      10944              10990              11211
5/4/2007                      11028              11076              11273
5/7/2007                      11018              11065              11270
5/8/2007                      10992              11041              11247
5/9/2007                      11063              11112              11307
5/10/2007                     10901              10947              11116
5/11/2007                     10990              11038              11228
5/14/2007                     10929              10978              11168
5/15/2007                     10837              10885              11085
5/16/2007                     10918              10967              11152
5/17/2007                     10860              10908              11113
5/18/2007                     10959              11007              11204
5/21/2007                     11104              11153              11342
5/22/2007                     11175              11225              11405
5/23/2007                     11112              11162              11353
5/24/2007                     10936              10986              11186
5/25/2007                     11033              11082              11279
5/28/2007                     11033              11082              11279
5/29/2007                     11117              11167              11354
5/30/2007                     11203              11254              11444
5/31/2007                     11259              11311              11503
6/1/2007                      11313              11365              11577
6/4/2007                      11346              11399              11611
6/5/2007                      11280              11332              11532
6/6/2007                      11157              11210              11407
6/7/2007                      10979              11030              11199
6/8/2007                      11096              11147              11314
6/11/2007                     11068              11119              11297
6/12/2007                     10982              11032              11192
6/13/2007                     11099              11150              11323
6/14/2007                     11173              11224              11408
6/15/2007                     11297              11351              11532
6/18/2007                     11307              11362              11520
6/19/2007                     11340              11394              11564
6/20/2007                     11231              11284              11437
6/21/2007                     11259              11312              11477
6/22/2007                     11162              11214              11390
6/25/2007                     11129              11181              11316
6/26/2007                     11068              11122              11256
6/27/2007                     11256              11312              11419
6/28/2007                     11287              11342              11429
6/29/2007                     11228              11282              11391
7/2/2007                      11328              11383              11509
7/3/2007                      11358              11415              11546
7/4/2007                      11358              11415              11546
7/5/2007                      11394              11449              11584
7/6/2007                      11396              11454              11602
7/9/2007                      11440              11498              11638
7/10/2007                     11262              11318              11449
7/11/2007                     11340              11396              11529
7/12/2007                     11486              11544              11691
7/13/2007                     11496              11554              11707
7/16/2007                     11432              11489              11641
7/17/2007                     11432              11490              11659
7/18/2007                     11412              11470              11625
7/19/2007                     11468              11527              11712
7/20/2007                     11318              11374              11537
7/23/2007                     11325              11383              11545
7/24/2007                     11071              11127              11290
7/25/2007                     11050              11107              11276
7/26/2007                     10821              10876              11051
7/27/2007                     10722              10776              10938
7/30/2007                     10786              10840              11028
7/31/2007                     10664              10716              10925
8/1/2007                      10669              10721              10965
8/2/2007                      10796              10850              11103
8/3/2007                      10501              10551              10790
8/6/2007                      10684              10736              10959
8/7/2007                      10747              10801              11069
8/8/2007                      10893              10946              11231
8/9/2007                      10801              10855              11089
8/10/2007                     10796              10851              11084
8/13/2007                     10725              10777              11023
8/14/2007                     10562              10615              10852
8/15/2007                     10473              10524              10723
8/16/2007                     10582              10634              10841
8/17/2007                     10798              10852              11087
8/20/2007                     10842              10895              11128
8/21/2007                     10842              10897              11140
8/22/2007                     10943              10998              11260
8/23/2007                     10786              10840              11125
8/24/2007                     10931              10985              11286
8/27/2007                     10821              10874              11174
8/28/2007                     10554              10603              10895
8/29/2007                     10758              10809              11122
8/30/2007                     10730              10781              11093
8/31/2007                     10849              10902              11229
9/3/2007                      10849              10902              11229
9/4/2007                      10923              10979              11312
9/5/2007                      10885              10940              11241
9/6/2007                      10915              10972              11273
9/7/2007                      10742              10794              11080
9/10/2007                     10697              10746              11019
9/11/2007                     10852              10907              11195
9/12/2007                     10831              10885              11174
9/13/2007                     10847              10902              11195
9/14/2007                     10923              10979              11253
9/17/2007                     10814              10868              11152
9/18/2007                     11142              11202              11509
9/19/2007                     11254              11317              11634
9/20/2007                     11165              11226              11552
9/21/2007                     11195              11259              11568
9/24/2007                     11086              11146              11481
9/25/2007                     11091              11153              11473
9/26/2007                     11162              11225              11560
9/27/2007                     11216              11280              11625
9/28/2007                     11132              11194              11542
10/1/2007                     11374              11440              11790
10/2/2007                     11455              11523              11872
10/3/2007                     11396              11463              11809
10/4/2007                     11450              11519              11853
10/5/2007                     11626              11695              12038
10/8/2007                     11531              11600              11977
10/9/2007                     11610              11680              12036
10/10/2007                    11613              11682              12034
10/11/2007                    11447              11514              11879
10/12/2007                    11506              11573              11956
10/15/2007                    11371              11436              11832
10/16/2007                    11310              11374              11745
10/17/2007                    11290              11355              11749
10/18/2007                    11282              11346              11730
10/19/2007                    10961              11025              11398
10/22/2007                    11139              11204              11525
10/23/2007                    11259              11325              11654
10/24/2007                    11134              11198              11555
10/25/2007                    11101              11166              11506
10/26/2007                    11315              11380              11727
10/29/2007                    11325              11393              11751
10/30/2007                    11269              11336              11662
10/31/2007                    11432              11499              11836
11/1/2007                     11040              11098              11341
11/2/2007                     11048              11101              11368
11/5/2007                     10941              10995              11238
11/6/2007                     11027              11097              11381
11/7/2007                     10727              10785              11039
11/8/2007                     10722              10786              11075
11/9/2007                     10554              10641              10931
11/12/2007                    10480              10571              10827
11/13/2007                    10786              10880              11135
11/14/2007                    10676              10768              11039
11/15/2007                    10554              10643              10916
11/16/2007                    10554              10640              10910
11/19/2007                    10350              10423              10665
11/20/2007                    10368              10437              10669
11/21/2007                    10223              10296              10531
11/22/2007                    10223              10296              10531
11/23/2007                    10386              10463              10721
11/26/2007                    10223              10281              10515
11/27/2007                    10292              10350              10577
11/28/2007                    10613              10678              10894
11/29/2007                    10564              10629              10871
11/30/2007                    10592              10660              10909
12/3/2007                     10546              10614              10859
12/4/2007                     10513              10579              10814
12/5/2007                     10577              10644              10924
12/6/2007                     10824              10892              11195
12/7/2007                     10821              10890              11171
12/10/2007                    10900              10969              11245
12/11/2007                    10625              10694              10933
12/12/2007                    10714              10784              10999
12/13/2007                    10712              10780              10955
12/14/2007                    10508              10576              10745
12/17/2007                    10335              10401              10546
12/18/2007                    10506              10572              10698
12/19/2007                    10524              10590              10717
12/20/2007                    10613              10681              10845
12/21/2007                    10692              10762              11062
12/24/2007                    10758              10809              11166
12/25/2007                    10758              10809              11166
12/26/2007                    10816              10874              11193
12/27/2007                    10539              10594              10934
12/28/2007                    10521              10575              10949
12/31/2007                    10419              10472              10855
1/1/2008                      10419              10472              10855
1/2/2008                      10297              10350              10752
1/3/2008                      10147              10198              10686
1/4/2008                       9801               9851              10347
1/7/2008                       9821               9872              10361
1/8/2008                       9605               9655              10133
1/9/2008                       9674               9724              10233
1/10/2008                      9757               9808              10291
1/11/2008                      9597               9646              10098
1/14/2008                      9737               9787              10233
1/15/2008                      9534               9582              10045
1/16/2008                      9602               9653              10051
1/17/2008                      9394               9441               9798
1/18/2008                      9297               9345               9737
1/21/2008                      9297               9345               9737
1/22/2008                      9325               9371               9691
1/23/2008                      9602               9652               9900
1/24/2008                      9635               9686               9958
1/25/2008                      9544               9595               9878
1/28/2008                      9724               9777              10045
1/29/2008                      9826               9879              10097
1/30/2008                      9702               9754               9968
1/31/2008                      9946              10001              10197
2/1/2008                      10195              10254              10446
2/4/2008                      10078              10136              10324
2/5/2008                       9796               9850              10041
2/6/2008                       9628               9679               9913
2/7/2008                       9735               9788              10042
2/8/2008                       9694               9748              10044
2/11/2008                      9684               9736              10095
2/12/2008                      9750               9803              10153
2/13/2008                      9976              10033              10355
2/14/2008                      9747               9802              10154
2/15/2008                      9686               9739              10100
2/18/2008                      9686               9739              10100
2/19/2008                      9684               9738              10125
2/20/2008                      9760               9814              10213
2/21/2008                      9574               9627              10062
2/22/2008                      9539               9591              10052
2/25/2008                      9702               9757              10249
2/26/2008                      9819               9871              10350
2/27/2008                      9834               9887              10325
2/28/2008                      9681               9730              10231
2/29/2008                      9414               9490               9963
3/3/2008                       9391               9428               9955
3/4/2008                       9368               9405               9904
3/5/2008                       9411               9451               9952
3/6/2008                       9177               9208               9733
3/7/2008                       9119               9149               9647
3/10/2008                      8928               8952               9426
3/11/2008                      9233               9267               9735
3/12/2008                      9170               9200               9655
3/13/2008                      9348               9383               9833
3/14/2008                      9144               9174               9623
3/17/2008                      8946               8976               9408
3/18/2008                      9315               9345               9833
3/19/2008                      9106               9137               9569
3/20/2008                      9319               9352               9779
3/21/2008                      9319               9352               9779
3/24/2008                      9645               9681              10069
3/25/2008                      9708               9744              10133
3/26/2008                      9678               9712              10119
3/27/2008                      9530               9563               9972
3/28/2008                      9400               9433               9879
3/31/2008                      9449               9482               9932
4/1/2008                       9766               9802              10216
4/2/2008                       9817               9853              10257
4/3/2008                       9860               9895              10286
4/4/2008                       9840               9876              10295
4/7/2008                       9822               9859              10265
4/8/2008                       9830               9866              10271
4/9/2008                       9658               9694              10119
4/10/2008                      9748               9783              10210
4/11/2008                      9508               9542               9961
4/14/2008                      9467               9503               9945
4/15/2008                      9497               9534               9991
4/16/2008                      9748               9785              10265
4/17/2008                      9656               9693              10186
4/18/2008                      9855               9893              10391
4/21/2008                      9791               9829              10336
4/22/2008                      9625               9660              10171
4/23/2008                      9699               9736              10235
4/24/2008                      9801               9840              10360
4/25/2008                      9873               9911              10505
4/28/2008                      9939               9978              10556
4/29/2008                      9855               9892              10466
4/30/2008                      9822               9860              10465
5/1/2008                       9968              10007              10583
5/2/2008                       9893               9933              10547
5/5/2008                       9845               9884              10523
5/6/2008                       9876               9915              10581
5/7/2008                       9740               9779              10448
5/8/2008                       9745               9784              10488
5/9/2008                       9755               9795              10481
5/12/2008                      9914               9954              10623
5/13/2008                      9988              10027              10717
5/14/2008                     10014              10055              10720
5/15/2008                     10121              10161              10834
5/16/2008                     10108              10149              10844
5/19/2008                     10057              10099              10815
5/20/2008                      9996              10037              10766
5/21/2008                      9827               9868              10614
5/22/2008                      9911               9952              10685
5/23/2008                      9817               9857              10587
5/26/2008                      9817               9857              10587
5/27/2008                     10011              10052              10723
5/28/2008                     10052              10095              10790
5/29/2008                     10180              10222              10870
5/30/2008                     10200              10244              10952
6/2/2008                      10065              10108              10842
6/3/2008                      10037              10079              10818
6/4/2008                      10116              10159              10870
6/5/2008                      10336              10381              11135
6/6/2008                      10049              10092              10838
6/9/2008                       9996              10036              10830
6/10/2008                      9985              10028              10772
6/11/2008                      9761               9801              10582
6/12/2008                      9776               9816              10583
6/13/2008                      9952               9994              10784
6/16/2008                     10049              10093              10901
6/17/2008                     10026              10070              10888
6/18/2008                      9945               9987              10800
6/19/2008                     10047              10091              10883
6/20/2008                      9915               9956              10742
6/23/2008                      9839               9873              10687
6/24/2008                      9657               9691              10504
6/25/2008                      9787               9822              10602
6/26/2008                      9552               9583              10390
6/27/2008                      9476               9506              10359
6/30/2008                      9338               9366              10276
7/1/2008                       9330               9360              10269
7/2/2008                       9118               9144               9991
7/3/2008                       9044               9071               9885
7/4/2008                       9044               9071               9885
7/7/2008                       8951               8979               9782
7/8/2008                       9230               9257              10036
7/9/2008                       9031               9058               9847
7/10/2008                      9018               9046               9906
7/11/2008                      9036               9063               9929
7/14/2008                      9018               9045               9854
7/15/2008                      9005               9032               9798
7/16/2008                      9320               9349              10075
7/17/2008                      9448               9478              10159
7/18/2008                      9422               9452              10148
7/21/2008                      9481               9512              10199
7/22/2008                      9759               9791              10413
7/23/2008                      9762               9794              10420
7/24/2008                      9506               9539              10192
7/25/2008                      9557               9591              10266
7/28/2008                      9348               9385              10109
7/29/2008                      9624               9660              10326
7/30/2008                      9678               9718              10410
7/31/2008                      9647               9686              10349
8/1/2008                       9639               9677              10356
8/4/2008                       9491               9531              10198
8/5/2008                       9747               9789              10479
8/6/2008                       9826               9866              10563
8/7/2008                       9749               9791              10460
8/8/2008                      10007              10047              10715
8/11/2008                     10281              10325              10928
8/12/2008                     10181              10224              10845
8/13/2008                     10194              10238              10873
8/14/2008                     10273              10318              10946
8/15/2008                     10291              10335              10953
8/18/2008                     10163              10209              10794
8/19/2008                      9990              10035              10641
8/20/2008                     10007              10053              10659
8/21/2008                      9946               9991              10603
8/22/2008                     10089              10134              10746
8/25/2008                      9839               9882              10519
8/26/2008                      9877               9922              10566
8/27/2008                      9995              10039              10691
8/28/2008                     10174              10221              10843
8/29/2008                     10048              10094              10730
9/1/2008                      10048              10094              10730
9/2/2008                      10107              10152              10707
9/3/2008                      10138              10185              10699
9/4/2008                       9864               9908              10401
9/5/2008                       9877               9923              10404
9/8/2008                      10089              10136              10565
9/9/2008                       9813               9858              10233
9/10/2008                      9926               9971              10382
9/11/2008                      9974              10020              10422
9/12/2008                      9895               9941              10408
9/15/2008                      9609               9654              10048
9/16/2008                      9805               9852              10301
9/17/2008                      9476               9523               9930
9/18/2008                     10079              10128              10453
9/19/2008                     10412              10459              10785
9/22/2008                     10001              10049              10414
9/23/2008                      9855               9903              10263
9/24/2008                      9709               9755              10085
9/25/2008                      9811               9857              10186
9/26/2008                      9847               9894              10186
9/29/2008                      9323               9367               9613
9/30/2008                      9443               9489               9823
10/1/2008                      9377               9421               9728
10/2/2008                      8942               8983               9212
10/3/2008                      8681               8719               8985
10/6/2008                      8336               8372               8671
10/7/2008                      7932               7965               8221
10/8/2008                      7788               7820               8073
10/9/2008                      7210               7239               7469
10/10/2008                     7410               7440               7700
10/13/2008                     7962               7996               8346
10/14/2008                     7760               7791               8151
10/15/2008                     7054               7079               7379
10/16/2008                     7418               7447               7780
10/17/2008                     7310               7339               7676
10/20/2008                     7589               7621               7991
10/21/2008                     7377               7407               7766
10/22/2008                     6998               7025               7331
10/23/2008                     6793               6820               7124
10/24/2008                     6538               6563               6868
10/27/2008                     6259               6283               6573
10/28/2008                     6663               6690               7006
10/29/2008                     6839               6869               7190
10/30/2008                     7141               7172               7482
10/31/2008                     7425               7459               7781




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (03/01/06)
                                                                     --------   ---------------
RYDEX S&P SMALLCAP 600 PURE GROWTH ETF............................    -35.05%           -10.55%
S&P SMALLCAP 600/CITIGROUP PURE GROWTH TOTAL RETURN INDEX.........    -35.14%           -10.40%
S&P SMALLCAP 600 GROWTH TOTAL RETURN INDEX........................    -34.26%            -8.97%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               15                 ANNUAL REPORT

Rydex S&P SmallCap 600 Pure Growth ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
LHC GROUP, INC.                                                           2.64%
PETMED EXPRESS, INC.                                                      2.29%
GREENHILL & CO., INC.                                                     2.11%
QUALITY SYSTEMS, INC.                                                     1.67%
MARTEK BIOSCIENCES CORP.                                                  1.67%
WILSHIRE BANCORP, INC.                                                    1.63%
WEBSENSE, INC.                                                            1.56%
PANERA BREAD CO. -- CLASS A                                               1.54%
CATALYST HEALTH SOLUTIONS, INC.                                           1.42%
J2 GLOBAL COMMUNICATIONS, INC.                                            1.38%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       27.33
Information Technology                       21.91
Health Care                                  18.13
Financials                                   11.90
Industrials                                   8.22
Energy                                        5.47
Materials                                     3.65
Consumer Staples                              3.39




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the one-year period ended October 31, 2008, Rydex S&P Equal Weight Consumer Discretionary ETF returned -43.27% compared to its benchmark S&P Equal Weight Consumer Discretionary Total Return Index and the capitalization-weighted S&P Consumer Discretionary Index, which returned -43.13% and -37.33% respectively for the same time period.

Both the equal-weight and cap-weight consumer discretionary indices benefited from exposure to diversified consumer services. At the same time, the media industry was the largest detractor of returns for the two indices. The S&P Equal Weight Consumer Discretionary Index's greater exposure to the specialty retail, hotels/restaurants and leisure industries, likewise, contributed significantly to its underperformance. Known for names such as Home Depot (HD), Lowe's (LOW), Office Depot (ODP) and Autonation (AN), the retailing industry was hit hard by the credit crisis, losing more than 20%.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                                                           S&P 500
                                RYDEX S&P                               EQUAL WEIGHT
                              EQUAL WEIGHT            S&P 500      CONSUMER DISCRETIONARY
                         CONSUMER DISCRETIONARY    TOTAL RETURN         TOTAL RETURN
                                 ETF(A)              INDEX(B)             INDEX(C)
                         ----------------------    ------------    ----------------------
11/1/2006                         10000                10000                10001
11/2/2006                          9980                 9999                 9979
11/3/2006                          9913                 9978                 9912
11/4/2006                          9913                 9978                 9912
11/5/2006                          9913                 9978                 9912
11/6/2006                         10056                10091                10055
11/7/2006                         10069                10114                10069
11/8/2006                         10120                10137                10122
11/9/2006                         10076                10085                10075
11/10/2006                        10165                10104                10165
11/11/2006                        10165                10104                10165
11/12/2006                        10165                10104                10165
11/13/2006                        10173                10132                10174
11/14/2006                        10298                10198                10299
11/15/2006                        10358                10225                10360
11/16/2006                        10434                10249                10436
11/17/2006                        10387                10259                10389
11/18/2006                        10387                10259                10389
11/19/2006                        10387                10259                10389
11/20/2006                        10342                10254                10343
11/21/2006                        10389                10272                10390
11/22/2006                        10445                10297                10445
11/23/2006                        10445                10297                10445
11/24/2006                        10398                10260                10398
11/25/2006                        10398                10260                10398
11/26/2006                        10398                10260                10398
11/27/2006                        10225                10120                10225
11/28/2006                        10211                10158                10212
11/29/2006                        10302                10256                10303
11/30/2006                        10313                10264                10314
12/1/2006                         10267                10236                10267
12/2/2006                         10267                10236                10267
12/3/2006                         10267                10236                10267
12/4/2006                         10405                10327                10405
12/5/2006                         10469                10368                10471
12/6/2006                         10465                10357                10466
12/7/2006                         10394                10317                10395
12/8/2006                         10398                10336                10400
12/9/2006                         10398                10336                10400
12/10/2006                        10398                10336                10400
12/11/2006                        10425                10359                10428
12/12/2006                        10373                10349                10375
12/13/2006                        10422                10363                10425
12/14/2006                        10525                10453                10529
12/15/2006                        10478                10465                10481
12/16/2006                        10478                10465                10481
12/17/2006                        10478                10465                10481
12/18/2006                        10438                10431                10441
12/19/2006                        10414                10454                10417
12/20/2006                        10438                10440                10442
12/21/2006                        10389                10404                10393
12/22/2006                        10389                10350                10395
12/23/2006                        10389                10350                10395
12/24/2006                        10389                10350                10395
12/25/2006                        10389                10350                10395
12/26/2006                        10407                10395                10412
12/27/2006                        10495                10470                10500
12/28/2006                        10469                10455                10474
12/29/2006                        10431                10408                10436
12/30/2006                        10431                10408                10436
12/31/2006                        10431                10408                10436
1/1/2007                          10431                10408                10436
1/2/2007                          10431                10408                10436
1/3/2007                          10449                10398                10455
1/4/2007                          10451                10411                10458
1/5/2007                          10375                10347                10381
1/6/2007                          10375                10347                10381
1/7/2007                          10375                10347                10381
1/8/2007                          10400                10373                10407
1/9/2007                          10469                10368                10477
1/10/2007                         10509                10389                10517
1/11/2007                         10638                10455                10646
1/12/2007                         10660                10506                10669
1/13/2007                         10660                10506                10669
1/14/2007                         10660                10506                10669
1/15/2007                         10660                10506                10669
1/16/2007                         10676                10515                10686
1/17/2007                         10680                10506                10690
1/18/2007                         10720                10475                10731
1/19/2007                         10758                10506                10768
1/20/2007                         10758                10506                10768
1/21/2007                         10758                10506                10768
1/22/2007                         10702                10451                10712
1/23/2007                         10725                10488                10735
1/24/2007                         10780                10577                10792
1/25/2007                         10633                10458                10645
1/26/2007                         10602                10445                10613
1/27/2007                         10602                10445                10613
1/28/2007                         10602                10445                10613
1/29/2007                         10622                10435                10633
1/30/2007                         10642                10495                10654
1/31/2007                         10767                10566                10780
2/1/2007                          10867                10625                10879
2/2/2007                          10898                10643                10910
2/3/2007                          10898                10643                10910
2/4/2007                          10898                10643                10910
2/5/2007                          10872                10634                10884
2/6/2007                          10918                10641                10931
2/7/2007                          10965                10660                10978
2/8/2007                          10974                10648                10988
2/9/2007                          10872                10573                10885
2/10/2007                         10872                10573                10885
2/11/2007                         10872                10573                10885
2/12/2007                         10820                10539                10835
2/13/2007                         10903                10621                10916
2/14/2007                         10974                10705                10989
2/15/2007                         11016                10717                11030
2/16/2007                         10996                10708                11011
2/17/2007                         10996                10708                11011
2/18/2007                         10996                10708                11011
2/19/2007                         10996                10708                11011
2/20/2007                         11083                10739                11098
2/21/2007                         11050                10724                11065
2/22/2007                         11019                10717                11034
2/23/2007                         10981                10680                10996
2/24/2007                         10981                10680                10996
2/25/2007                         10981                10680                10996
2/26/2007                         10918                10668                10933
2/27/2007                         10560                10299                10574
2/28/2007                         10593                10359                10609
3/1/2007                          10558                10332                10572
3/2/2007                          10455                10215                10470
3/3/2007                          10455                10215                10470
3/4/2007                          10455                10215                10470
3/5/2007                          10310                10119                10324
3/6/2007                          10462                10276                10478
3/7/2007                          10471                10254                10486
3/8/2007                          10566                10327                10583
3/9/2007                          10584                10334                10600
3/10/2007                         10584                10334                10600
3/11/2007                         10584                10334                10600
3/12/2007                         10611                10362                10628
3/13/2007                         10395                10154                10411
3/14/2007                         10395                10223                10411
3/15/2007                         10457                10261                10474
3/16/2007                         10404                10222                10421
3/17/2007                         10404                10222                10421
3/18/2007                         10404                10222                10421
3/19/2007                         10511                10333                10530
3/20/2007                         10589                10399                10606
3/21/2007                         10747                10577                10767
3/22/2007                         10725                10573                10743
3/23/2007                         10752                10584                10772
3/24/2007                         10752                10584                10772
3/25/2007                         10752                10584                10772
3/26/2007                         10723                10595                10741
3/27/2007                         10645                10529                10664
3/28/2007                         10544                10448                10565
3/29/2007                         10556                10487                10575
3/30/2007                         10567                10475                10587
3/31/2007                         10567                10475                10587
4/1/2007                          10567                10475                10587
4/2/2007                          10616                10502                10636
4/3/2007                          10725                10602                10745
4/4/2007                          10716                10614                10736
4/5/2007                          10765                10649                10786
4/6/2007                          10765                10649                10786
4/7/2007                          10765                10649                10786
4/8/2007                          10765                10649                10786
4/9/2007                          10783                10655                10805
4/10/2007                         10783                10684                10806
4/11/2007                         10712                10615                10734
4/12/2007                         10781                10681                10803
4/13/2007                         10765                10718                10788
4/14/2007                         10765                10718                10788
4/15/2007                         10765                10718                10788
4/16/2007                         10895                10833                10917
4/17/2007                         10935                10855                10958
4/18/2007                         10941                10863                10965
4/19/2007                         10892                10850                10915
4/20/2007                         11004                10951                11028
4/21/2007                         11004                10951                11028
4/22/2007                         11004                10951                11028
4/23/2007                         10977                10926                11002
4/24/2007                         10979                10922                11004
4/25/2007                         11082                11034                11107
4/26/2007                         11151                11026                11177
4/27/2007                         11104                11025                11129
4/28/2007                         11104                11025                11129
4/29/2007                         11104                11025                11129
4/30/2007                         10953                10939                10977
5/1/2007                          11024                10968                11049
5/2/2007                          11118                11040                11145
5/3/2007                          11089                11091                11115
5/4/2007                          11100                11115                11125
5/5/2007                          11100                11115                11125
5/6/2007                          11100                11115                11125
5/7/2007                          11100                11144                11126
5/8/2007                          11084                11132                11110
5/9/2007                          11156                11171                11183
5/10/2007                         11004                11017                11031
5/11/2007                         11055                11124                11083
5/12/2007                         11055                11124                11083
5/13/2007                         11055                11124                11083
5/14/2007                         11031                11105                11059
5/15/2007                         10975                11091                11002
5/16/2007                         11035                11190                11062
5/17/2007                         11049                11181                11078
5/18/2007                         11160                11255                11188
5/19/2007                         11160                11255                11188
5/20/2007                         11160                11255                11188
5/21/2007                         11205                11272                11234
5/22/2007                         11236                11265                11266
5/23/2007                         11223                11252                11252
5/24/2007                         11136                11144                11164
5/25/2007                         11160                11205                11189
5/26/2007                         11160                11205                11189
5/27/2007                         11160                11205                11189
5/28/2007                         11160                11205                11189
5/29/2007                         11173                11224                11204
5/30/2007                         11269                11318                11299
5/31/2007                         11292                11321                11323
6/1/2007                          11379                11363                11411
6/2/2007                          11379                11363                11411
6/3/2007                          11379                11363                11411
6/4/2007                          11417                11384                11450
6/5/2007                          11345                11324                11378
6/6/2007                          11223                11226                11255
6/7/2007                          11013                11030                11044
6/8/2007                          11147                11155                11178
6/9/2007                          11147                11155                11178
6/10/2007                         11147                11155                11178
6/11/2007                         11120                11166                11150
6/12/2007                         10991                11047                11020
6/13/2007                         11127                11217                11158
6/14/2007                         11160                11272                11191
6/15/2007                         11213                11345                11245
6/16/2007                         11213                11345                11245
6/17/2007                         11213                11345                11245
6/18/2007                         11189                11332                11222
6/19/2007                         11180                11352                11214
6/20/2007                         11091                11197                11127
6/21/2007                         11097                11269                11135
6/22/2007                         11006                11124                11044
6/23/2007                         11006                11124                11044
6/24/2007                         11006                11124                11044
6/25/2007                         10959                11088                10997
6/26/2007                         10901                11053                10938
6/27/2007                         11015                11154                11051
6/28/2007                         11026                11150                11064
6/29/2007                         10997                11133                11035
6/30/2007                         10997                11133                11035
7/1/2007                          10997                11133                11035
7/2/2007                          11077                11252                11115
7/3/2007                          11084                11294                11123
7/4/2007                          11084                11294                11123
7/5/2007                          11153                11298                11193
7/6/2007                          11252                11339                11291
7/7/2007                          11252                11339                11291
7/8/2007                          11252                11339                11291
7/9/2007                          11202                11349                11242
7/10/2007                         10968                11188                11008
7/11/2007                         11001                11254                11040
7/12/2007                         11153                11468                11195
7/13/2007                         11189                11504                11230
7/14/2007                         11189                11504                11230
7/15/2007                         11189                11504                11230
7/16/2007                         11129                11482                11169
7/17/2007                         11100                11481                11142
7/18/2007                         11055                11458                11097
7/19/2007                         11124                11510                11166
7/20/2007                         10948                11369                10990
7/21/2007                         10948                11369                10990
7/22/2007                         10948                11369                10990
7/23/2007                         10923                11425                10963
7/24/2007                         10704                11199                10744
7/25/2007                         10691                11251                10730
7/26/2007                         10376                10988                10414
7/27/2007                         10213                10814                10251
7/28/2007                         10213                10814                10251
7/29/2007                         10213                10814                10251
7/30/2007                         10316                10925                10355
7/31/2007                         10202                10787                10240
8/1/2007                          10197                10866                10235
8/2/2007                          10291                10916                10331
8/3/2007                           9978                10627                10017
8/4/2007                           9978                10627                10017
8/5/2007                           9978                10627                10017
8/6/2007                          10137                10884                10175
8/7/2007                          10193                10951                10232
8/8/2007                          10300                11109                10340
8/9/2007                          10007                10781                10048
8/10/2007                         10030                10786                10070
8/11/2007                         10030                10786                10070
8/12/2007                         10030                10786                10070
8/13/2007                         10050                10782                10089
8/14/2007                          9777                10587                 9816
8/15/2007                          9612                10443                 9650
8/16/2007                          9619                10477                 9656
8/17/2007                          9804                10735                 9843
8/18/2007                          9804                10735                 9843
8/19/2007                          9804                10735                 9843
8/20/2007                          9844                10732                 9885
8/21/2007                          9900                10744                 9940
8/22/2007                         10027                10870                10067
8/23/2007                          9985                10858                10025
8/24/2007                         10121                10985                10163
8/25/2007                         10121                10985                10163
8/26/2007                         10121                10985                10163
8/27/2007                          9989                10892                10029
8/28/2007                          9730                10636                 9769
8/29/2007                          9983                10872                10025
8/30/2007                          9934                10827                 9974
8/31/2007                         10081                10949                10123
9/1/2007                          10081                10949                10123
9/2/2007                          10081                10949                10123
9/3/2007                          10081                10949                10123
9/4/2007                          10108                11064                10151
9/5/2007                           9969                10942                10011
9/6/2007                           9972                10990                10015
9/7/2007                           9744                10804                 9784
9/8/2007                           9744                10804                 9784
9/9/2007                           9744                10804                 9784
9/10/2007                          9639                10791                 9679
9/11/2007                          9748                10938                 9790
9/12/2007                          9717                10942                 9758
9/13/2007                          9831                11034                 9874
9/14/2007                          9891                11037                 9935
9/15/2007                          9891                11037                 9935
9/16/2007                          9891                11037                 9935
9/17/2007                          9829                10980                 9871
9/18/2007                         10188                11301                10234
9/19/2007                         10249                11370                10296
9/20/2007                         10065                11296                10111
9/21/2007                         10047                11348                10091
9/22/2007                         10047                11348                10091
9/23/2007                         10047                11348                10091
9/24/2007                          9944                11289                 9992
9/25/2007                          9826                11285                 9875
9/26/2007                          9902                11348                 9952
9/27/2007                          9922                11393                 9971
9/28/2007                          9929                11359                 9979
9/29/2007                          9929                11359                 9979
9/30/2007                          9929                11359                 9979
10/1/2007                         10070                11510                10119
10/2/2007                         10164                11507                10210
10/3/2007                         10215                11457                10259
10/4/2007                         10128                11481                10174
10/5/2007                         10320                11594                10366
10/6/2007                         10320                11594                10366
10/7/2007                         10320                11594                10366
10/8/2007                         10260                11557                10308
10/9/2007                         10260                11650                10310
10/10/2007                        10276                11631                10326
10/11/2007                        10195                11572                10245
10/12/2007                        10188                11627                10241
10/13/2007                        10188                11627                10241
10/14/2007                        10188                11627                10241
10/15/2007                        10027                11530                10079
10/16/2007                         9949                11454                10004
10/17/2007                         9931                11475                 9986
10/18/2007                         9859                11467                 9929
10/19/2007                         9618                11173                 9692
10/20/2007                         9618                11173                 9692
10/21/2007                         9618                11173                 9692
10/22/2007                         9761                11216                 9819
10/23/2007                         9776                11315                 9842
10/24/2007                         9770                11287                 9835
10/25/2007                         9745                11276                 9809
10/26/2007                         9857                11432                 9922
10/27/2007                         9857                11432                 9922
10/28/2007                         9857                11432                 9922
10/29/2007                         9900                11476                 9965
10/30/2007                         9906                11402                 9971
10/31/2007                         9960                11539                10027
11/1/2007                          9658                11237                 9723
11/2/2007                          9609                11247                 9674
11/3/2007                          9609                11247                 9674
11/4/2007                          9609                11247                 9674
11/5/2007                          9481                11192                 9545
11/6/2007                          9528                11327                 9594
11/7/2007                          9300                11000                 9364
11/8/2007                          9309                10994                 9375
11/9/2007                          9152                10837                 9213
11/10/2007                         9152                10837                 9213
11/11/2007                         9152                10837                 9213
11/12/2007                         9163                10729                 9224
11/13/2007                         9454                11045                 9515
11/14/2007                         9273                10970                 9333
11/15/2007                         9170                10825                 9232
11/16/2007                         9143                10882                 9206
11/17/2007                         9143                10882                 9206
11/18/2007                         9143                10882                 9206
11/19/2007                         8890                10692                 8951
11/20/2007                         8872                10741                 8934
11/21/2007                         8783                10571                 8842
11/22/2007                         8783                10571                 8842
11/23/2007                         8957                10750                 9019
11/24/2007                         8957                10750                 9019
11/25/2007                         8957                10750                 9019
11/26/2007                         8740                10500                 8800
11/27/2007                         8834                10658                 8894
11/28/2007                         9116                10966                 9181
11/29/2007                         9078                10972                 9142
11/30/2007                         9206                11057                 9271
12/1/2007                          9206                11057                 9271
12/2/2007                          9206                11057                 9271
12/3/2007                          9141                10992                 9205
12/4/2007                          9109                10920                 9173
12/5/2007                          9174                11092                 9241
12/6/2007                          9344                11260                 9412
12/7/2007                          9376                11240                 9445
12/8/2007                          9376                11240                 9445
12/9/2007                          9376                11240                 9445
12/10/2007                         9418                11325                 9489
12/11/2007                         9069                11039                 9133
12/12/2007                         9076                11107                 9142
12/13/2007                         9040                11121                 9105
12/14/2007                         8857                10969                 8919
12/15/2007                         8857                10969                 8919
12/16/2007                         8857                10969                 8919
12/17/2007                         8792                10804                 8852
12/18/2007                         8861                10872                 8923
12/19/2007                         8792                10857                 8852
12/20/2007                         8801                10914                 8863
12/21/2007                         8877                11097                 8941
12/22/2007                         8877                11097                 8941
12/23/2007                         8877                11097                 8941
12/24/2007                         8980                11187                 9048
12/25/2007                         8980                11187                 9048
12/26/2007                         8904                11196                 8971
12/27/2007                         8780                11040                 8843
12/28/2007                         8745                11056                 8805
12/29/2007                         8745                11056                 8805
12/30/2007                         8745                11056                 8805
12/31/2007                         8749                10980                 8810
1/1/2008                           8749                10980                 8810
1/2/2008                           8551                10824                 8606
1/3/2008                           8385                10824                 8435
1/4/2008                           8088                10558                 8129
1/5/2008                           8088                10558                 8129
1/6/2008                           8088                10558                 8129
1/7/2008                           8121                10592                 8164
1/8/2008                           7928                10401                 7966
1/9/2008                           7979                10544                 8019
1/10/2008                          8092                10628                 8133
1/11/2008                          7898                10484                 7936
1/12/2008                          7898                10484                 7936
1/13/2008                          7898                10484                 7936
1/14/2008                          7932                10598                 7971
1/15/2008                          7716                10334                 7749
1/16/2008                          7858                10277                 7896
1/17/2008                          7736                 9979                 7772
1/18/2008                          7763                 9918                 7799
1/19/2008                          7763                 9918                 7799
1/20/2008                          7763                 9918                 7799
1/21/2008                          7763                 9918                 7799
1/22/2008                          7973                 9809                 8013
1/23/2008                          8416                10019                 8465
1/24/2008                          8436                10120                 8488
1/25/2008                          8272                 9960                 8319
1/26/2008                          8272                 9960                 8319
1/27/2008                          8272                 9960                 8319
1/28/2008                          8524                10135                 8576
1/29/2008                          8625                10198                 8680
1/30/2008                          8531                10150                 8584
1/31/2008                          8875                10322                 8939
2/1/2008                           9015                10448                 9085
2/2/2008                           9015                10448                 9085
2/3/2008                           9015                10448                 9085
2/4/2008                           8763                10339                 8824
2/5/2008                           8499                10009                 8548
2/6/2008                           8396                 9937                 8441
2/7/2008                           8576                10017                 8630
2/8/2008                           8484                 9975                 8535
2/9/2008                           8484                 9975                 8535
2/10/2008                          8484                 9975                 8535
2/11/2008                          8634                10035                 8692
2/12/2008                          8655                10108                 8711
2/13/2008                          8747                10249                 8809
2/14/2008                          8551                10112                 8605
2/15/2008                          8542                10121                 8596
2/16/2008                          8542                10121                 8596
2/17/2008                          8542                10121                 8596
2/18/2008                          8542                10121                 8596
2/19/2008                          8477                10113                 8528
2/20/2008                          8623                10198                 8679
2/21/2008                          8454                10070                 8505
2/22/2008                          8540                10151                 8594
2/23/2008                          8540                10151                 8594
2/24/2008                          8540                10151                 8594
2/25/2008                          8677                10291                 8738
2/26/2008                          8853                10362                 8918
2/27/2008                          8835                10355                 8899
2/28/2008                          8583                10264                 8639
2/29/2008                          8297                 9986                 8341
3/1/2008                           8297                 9986                 8341
3/2/2008                           8297                 9986                 8341
3/3/2008                           8283                 9992                 8327
3/4/2008                           8315                 9957                 8360
3/5/2008                           8337                10015                 8383
3/6/2008                           8067                 9796                 8100
3/7/2008                           7995                 9713                 8026
3/8/2008                           7995                 9713                 8026
3/9/2008                           7995                 9713                 8026
3/10/2008                          7862                 9564                 7887
3/11/2008                          8164                 9919                 8201
3/12/2008                          8085                 9833                 8120
3/13/2008                          8146                 9883                 8184
3/14/2008                          8002                 9678                 8033
3/15/2008                          8002                 9678                 8033
3/16/2008                          8002                 9678                 8033
3/17/2008                          7853                 9593                 7885
3/18/2008                          8225                10000                 8258
3/19/2008                          8139                 9757                 8172
3/20/2008                          8495                 9991                 8528
3/21/2008                          8495                 9991                 8528
3/22/2008                          8495                 9991                 8528
3/23/2008                          8495                 9991                 8528
3/24/2008                          8785                10144                 8822
3/25/2008                          8742                10167                 8778
3/26/2008                          8531                10079                 8568
3/27/2008                          8407                 9965                 8443
3/28/2008                          8182                 9887                 8218
3/29/2008                          8182                 9887                 8218
3/30/2008                          8182                 9887                 8218
3/31/2008                          8299                 9943                 8335
4/1/2008                           8703                10300                 8741
4/2/2008                           8760                10282                 8798
4/3/2008                           8748                10296                 8786
4/4/2008                           8710                10304                 8749
4/5/2008                           8710                10304                 8749
4/6/2008                           8710                10304                 8749
4/7/2008                           8672                10320                 8710
4/8/2008                           8579                10271                 8618
4/9/2008                           8374                10189                 8412
4/10/2008                          8457                10235                 8495
4/11/2008                          8290                10027                 8327
4/12/2008                          8290                10027                 8327
4/13/2008                          8290                10027                 8327
4/14/2008                          8236                 9993                 8275
4/15/2008                          8261                10039                 8298
4/16/2008                          8414                10268                 8454
4/17/2008                          8457                10275                 8498
4/18/2008                          8633                10461                 8674
4/19/2008                          8633                10461                 8674
4/20/2008                          8633                10461                 8674
4/21/2008                          8606                10445                 8649
4/22/2008                          8421                10353                 8462
4/23/2008                          8448                10383                 8491
4/24/2008                          8615                10450                 8656
4/25/2008                          8733                10518                 8775
4/26/2008                          8733                10518                 8775
4/27/2008                          8733                10518                 8775
4/28/2008                          8733                10508                 8774
4/29/2008                          8776                10467                 8819
4/30/2008                          8649                10427                 8690
5/1/2008                           8920                10608                 8965
5/2/2008                           8907                10642                 8950
5/3/2008                           8907                10642                 8950
5/4/2008                           8907                10642                 8950
5/5/2008                           8785                10595                 8829
5/6/2008                           8850                10677                 8893
5/7/2008                           8692                10488                 8735
5/8/2008                           8636                10527                 8683
5/9/2008                           8620                10458                 8667
5/10/2008                          8620                10458                 8667
5/11/2008                          8620                10458                 8667
5/12/2008                          8807                10573                 8855
5/13/2008                          8830                10572                 8878
5/14/2008                          8943                10616                 8992
5/15/2008                          9083                10730                 9133
5/16/2008                          8981                10744                 9030
5/17/2008                          8981                10744                 9030
5/18/2008                          8981                10744                 9030
5/19/2008                          8927                10754                 8978
5/20/2008                          8776                10654                 8825
5/21/2008                          8550                10484                 8599
5/22/2008                          8563                10513                 8614
5/23/2008                          8410                10375                 8460
5/24/2008                          8410                10375                 8460
5/25/2008                          8410                10375                 8460
5/26/2008                          8410                10375                 8460
5/27/2008                          8500                10446                 8551
5/28/2008                          8572                10489                 8624
5/29/2008                          8667                10546                 8720
5/30/2008                          8636                10562                 8688
5/31/2008                          8636                10562                 8688
6/1/2008                           8636                10562                 8688
6/2/2008                           8511                10452                 8563
6/3/2008                           8520                10392                 8572
6/4/2008                           8534                10393                 8585
6/5/2008                           8633                10597                 8686
6/6/2008                           8263                10271                 8314
6/7/2008                           8263                10271                 8314
6/8/2008                           8263                10271                 8314
6/9/2008                           8222                10279                 8273
6/10/2008                          8254                10254                 8304
6/11/2008                          8015                10083                 8064
6/12/2008                          8098                10117                 8148
6/13/2008                          8295                10269                 8346
6/14/2008                          8295                10269                 8346
6/15/2008                          8295                10269                 8346
6/16/2008                          8328                10270                 8380
6/17/2008                          8218                10201                 8268
6/18/2008                          8051                10102                 8099
6/19/2008                          8177                10143                 8228
6/20/2008                          7931                 9955                 7977
6/21/2008                          7931                 9955                 7977
6/22/2008                          7931                 9955                 7977
6/23/2008                          7780                 9955                 7826
6/24/2008                          7787                 9927                 7833
6/25/2008                          7906                 9986                 7955
6/26/2008                          7631                 9695                 7673
6/27/2008                          7561                 9660                 7604
6/28/2008                          7561                 9660                 7604
6/29/2008                          7561                 9660                 7604
6/30/2008                          7455                 9672                 7497
7/1/2008                           7448                 9711                 7489
7/2/2008                           7303                 9535                 7343
7/3/2008                           7330                 9545                 7371
7/4/2008                           7330                 9545                 7371
7/5/2008                           7330                 9545                 7371
7/6/2008                           7330                 9545                 7371
7/7/2008                           7275                 9465                 7317
7/8/2008                           7471                 9631                 7514
7/9/2008                           7221                 9412                 7263
7/10/2008                          7057                 9478                 7098
7/11/2008                          6939                 9374                 6980
7/12/2008                          6939                 9374                 6980
7/13/2008                          6939                 9374                 6980
7/14/2008                          6871                 9289                 6910
7/15/2008                          6887                 9188                 6927
7/16/2008                          7235                 9420                 7276
7/17/2008                          7491                 9533                 7537
7/18/2008                          7459                 9536                 7505
7/19/2008                          7459                 9536                 7505
7/20/2008                          7459                 9536                 7505
7/21/2008                          7389                 9531                 7433
7/22/2008                          7614                 9660                 7660
7/23/2008                          7818                 9699                 7866
7/24/2008                          7511                 9475                 7557
7/25/2008                          7471                 9515                 7516
7/26/2008                          7471                 9515                 7516
7/27/2008                          7471                 9515                 7516
7/28/2008                          7287                 9338                 7329
7/29/2008                          7573                 9557                 7618
7/30/2008                          7577                 9716                 7624
7/31/2008                          7532                 9591                 7578
8/1/2008                           7496                 9537                 7542
8/2/2008                           7496                 9537                 7542
8/3/2008                           7496                 9537                 7542
8/4/2008                           7509                 9452                 7556
8/5/2008                           7877                 9724                 7925
8/6/2008                           7850                 9761                 7898
8/7/2008                           7684                 9587                 7731
8/8/2008                           8063                 9816                 8115
8/9/2008                           8063                 9816                 8115
8/10/2008                          8063                 9816                 8115
8/11/2008                          8283                 9887                 8337
8/12/2008                          8133                 9768                 8185
8/13/2008                          7984                 9743                 8034
8/14/2008                          8179                 9797                 8230
8/15/2008                          8261                 9838                 8314
8/16/2008                          8261                 9838                 8314
8/17/2008                          8261                 9838                 8314
8/18/2008                          8081                 9690                 8132
8/19/2008                          7866                 9601                 7917
8/20/2008                          7829                 9661                 7879
8/21/2008                          7872                 9686                 7924
8/22/2008                          8063                 9797                 8116
8/23/2008                          8063                 9797                 8116
8/24/2008                          8063                 9797                 8116
8/25/2008                          7861                 9604                 7912
8/26/2008                          7834                 9640                 7884
8/27/2008                          7906                 9718                 7959
8/28/2008                          8124                 9864                 8177
8/29/2008                          8081                 9729                 8134
8/30/2008                          8081                 9729                 8134
8/31/2008                          8081                 9729                 8134
9/1/2008                           8081                 9729                 8134
9/2/2008                           8220                 9690                 8276
9/3/2008                           8315                 9675                 8373
9/4/2008                           8045                 9386                 8099
9/5/2008                           8106                 9428                 8161
9/6/2008                           8106                 9428                 8161
9/7/2008                           8106                 9428                 8161
9/8/2008                           8465                 9623                 8523
9/9/2008                           8215                 9294                 8271
9/10/2008                          8238                 9352                 8294
9/11/2008                          8358                 9484                 8415
9/12/2008                          8286                 9504                 8342
9/13/2008                          8286                 9504                 8342
9/14/2008                          8286                 9504                 8342
9/15/2008                          8006                 9056                 8061
9/16/2008                          8097                 9215                 8152
9/17/2008                          7664                 8781                 7714
9/18/2008                          8052                 9164                 8107
9/19/2008                          8219                 9533                 8277
9/20/2008                          8219                 9533                 8277
9/21/2008                          8219                 9533                 8277
9/22/2008                          7767                 9169                 7827
9/23/2008                          7631                 9026                 7693
9/24/2008                          7624                 9008                 7682
9/25/2008                          7765                 9185                 7824
9/26/2008                          7810                 9216                 7872
9/27/2008                          7810                 9216                 7872
9/28/2008                          7810                 9216                 7872
9/29/2008                          7249                 8407                 7306
9/30/2008                          7479                 8862                 7538
10/1/2008                          7451                 8824                 7508
10/2/2008                          7092                 8469                 7146
10/3/2008                          6841                 8355                 6896
10/4/2008                          6841                 8355                 6896
10/5/2008                          6841                 8355                 6896
10/6/2008                          6636                 8034                 6692
10/7/2008                          6219                 7573                 6271
10/8/2008                          6142                 7491                 6190
10/9/2008                          5604                 6920                 5648
10/10/2008                         5609                 6840                 5653
10/11/2008                         5609                 6840                 5653
10/12/2008                         5609                 6840                 5653
10/13/2008                         6058                 7632                 6106
10/14/2008                         5880                 7591                 5927
10/15/2008                         5315                 6906                 5357
10/16/2008                         5538                 7200                 5584
10/17/2008                         5532                 7155                 5577
10/18/2008                         5532                 7155                 5577
10/19/2008                         5532                 7155                 5577
10/20/2008                         5680                 7496                 5725
10/21/2008                         5507                 7265                 5551
10/22/2008                         5158                 6824                 5199
10/23/2008                         5031                 6910                 5071
10/24/2008                         4828                 6672                 4866
10/25/2008                         4828                 6672                 4866
10/26/2008                         4828                 6672                 4866
10/27/2008                         4680                 6460                 4718
10/28/2008                         5226                 7157                 5271
10/29/2008                         5302                 7078                 5347
10/30/2008                         5463                 7262                 5512
10/31/2008                         5652                 7374                 5702




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (11/01/06)
                                                                     --------   ---------------
RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF.................    -43.27%           -24.83%
S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY TOTAL RETURN INDEX....    -43.13%           -24.51%
S&P 500 TOTAL RETURN INDEX........................................    -36.10%           -14.15%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               17                 ANNUAL REPORT

Rydex S&P Equal Weight Consumer Discretionary ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
APOLLO GROUP, INC. -- CLASS A                                             2.03%
AUTOZONE, INC.                                                            1.74%
GENUINE PARTS CO.                                                         1.68%
FAMILY DOLLAR STORES, INC.                                                1.66%
SHERWIN-WILLIAMS CO.                                                      1.64%
LOWE'S COS., INC.                                                         1.60%
MCDONALD'S CORP.                                                          1.60%
NIKE, INC. -- CLASS B                                                     1.58%
DIRECTV GROUP, INC.                                                       1.55%
HOME DEPOT, INC.                                                          1.55%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Specialty Retail                             21.23
Media                                        19.05
Household Durables                           15.34
Hotels, Restaurants & Leisure                11.66
Multiline Retail                              9.65
Textiles, Apparel & Luxury Goods              7.05
Leisure Equipment & Products                  3.84
Diversified Consumer Services                 3.49
Automobiles                                   2.69
Internet & Catalog Retail                     2.40
Auto Components                               1.92
Distributors                                  1.68




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ended October 31, 2008, Rydex S&P Equal Weight Consumer Staples ETF returned -19.87%. For the same period, its benchmark, the S&P Equal Weight Consumer Staples Total Return Index, returned -19.76%.

Consumer staples is a late-cycle sector and RHS underperformed the cap-weighted S&P Consumer Staples Index during three out of four quarters, twice by more than 4%. The effect of equal weighting was obvious in this ETF over the past year, with the food and staples retailing industry being the biggest contributors to its loss. On closer inspection, we see that the equal weight consumer staples index was significantly underweight in value to retail mega-giant Wal-Mart
(WMT), which returned 25.62% for the period compared to its cap-weighted counterpart. On the other hand, the Equal Weight Index had higher allocations to popular grocery chains Whole Foods (WFMI) and SuperValue Inc. (SVU). As the nation's largest discount retailer chain, Wal-Mart has greatly benefited from consumers cutting household budgets, while top-line grocers like Whole Foods and SuperValue Inc. have felt the one-two punch of higher food prices and a drastic cutback in consumer spending.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                                                   S&P 500
                              RYDEX S&P                         EQUAL WEIGHT
                            EQUAL WEIGHT         S&P 500      CONSUMER STAPLES
                          CONSUMER STAPLES    TOTAL RETURN      TOTAL RETURN
                               ETF(A)           INDEX(B)          INDEX(C)
                          ----------------    ------------    ----------------
11/1/2006                       10000             10000              9999
11/2/2006                        9981              9999              9981
11/3/2006                        9846              9978              9845
11/4/2006                        9846              9978              9845
11/5/2006                        9846              9978              9845
11/6/2006                        9927             10091              9927
11/7/2006                        9911             10114              9911
11/8/2006                        9975             10137              9975
11/9/2006                        9940             10085              9939
11/10/2006                       9950             10104              9950
11/11/2006                       9950             10104              9950
11/12/2006                       9950             10104              9950
11/13/2006                       9936             10132              9937
11/14/2006                       9979             10198              9981
11/15/2006                      10010             10225             10010
11/16/2006                      10064             10249             10064
11/17/2006                      10056             10259             10057
11/18/2006                      10056             10259             10057
11/19/2006                      10056             10259             10057
11/20/2006                      10035             10254             10036
11/21/2006                      10027             10272             10027
11/22/2006                      10056             10297             10058
11/23/2006                      10056             10297             10058
11/24/2006                      10031             10260             10032
11/25/2006                      10031             10260             10032
11/26/2006                      10031             10260             10032
11/27/2006                       9913             10120              9915
11/28/2006                       9956             10158              9958
11/29/2006                      10042             10256             10044
11/30/2006                      10029             10264             10032
12/1/2006                        9994             10236              9996
12/2/2006                        9994             10236              9996
12/3/2006                        9994             10236              9996
12/4/2006                       10139             10327             10142
12/5/2006                       10203             10368             10207
12/6/2006                       10195             10357             10200
12/7/2006                       10160             10317             10164
12/8/2006                       10183             10336             10187
12/9/2006                       10183             10336             10187
12/10/2006                      10183             10336             10187
12/11/2006                      10193             10359             10197
12/12/2006                      10228             10349             10233
12/13/2006                      10212             10363             10216
12/14/2006                      10262             10453             10266
12/15/2006                      10251             10465             10256
12/16/2006                      10251             10465             10256
12/17/2006                      10251             10465             10256
12/18/2006                      10233             10431             10239
12/19/2006                      10247             10454             10254
12/20/2006                      10226             10440             10233
12/21/2006                      10243             10404             10249
12/22/2006                      10233             10350             10239
12/23/2006                      10233             10350             10239
12/24/2006                      10233             10350             10239
12/25/2006                      10233             10350             10239
12/26/2006                      10257             10395             10265
12/27/2006                      10290             10470             10298
12/28/2006                      10282             10455             10290
12/29/2006                      10230             10408             10238
12/30/2006                      10230             10408             10238
12/31/2006                      10230             10408             10238
1/1/2007                        10230             10408             10238
1/2/2007                        10230             10408             10238
1/3/2007                        10234             10398             10242
1/4/2007                        10209             10411             10217
1/5/2007                        10145             10347             10152
1/6/2007                        10145             10347             10152
1/7/2007                        10145             10347             10152
1/8/2007                        10166             10373             10174
1/9/2007                        10176             10368             10185
1/10/2007                       10209             10389             10218
1/11/2007                       10278             10455             10288
1/12/2007                       10259             10506             10268
1/13/2007                       10259             10506             10268
1/14/2007                       10259             10506             10268
1/15/2007                       10259             10506             10268
1/16/2007                       10270             10515             10279
1/17/2007                       10249             10506             10260
1/18/2007                       10259             10475             10269
1/19/2007                       10278             10506             10289
1/20/2007                       10278             10506             10289
1/21/2007                       10278             10506             10289
1/22/2007                       10297             10451             10308
1/23/2007                       10309             10488             10320
1/24/2007                       10343             10577             10355
1/25/2007                       10291             10458             10301
1/26/2007                       10280             10445             10292
1/27/2007                       10280             10445             10292
1/28/2007                       10280             10445             10292
1/29/2007                       10307             10435             10318
1/30/2007                       10341             10495             10352
1/31/2007                       10416             10566             10428
2/1/2007                        10509             10625             10521
2/2/2007                        10503             10643             10516
2/3/2007                        10503             10643             10516
2/4/2007                        10503             10643             10516
2/5/2007                        10468             10634             10482
2/6/2007                        10482             10641             10496
2/7/2007                        10441             10660             10454
2/8/2007                        10430             10648             10443
2/9/2007                        10411             10573             10426
2/10/2007                       10411             10573             10426
2/11/2007                       10411             10573             10426
2/12/2007                       10409             10539             10423
2/13/2007                       10486             10621             10502
2/14/2007                       10532             10705             10546
2/15/2007                       10609             10717             10625
2/16/2007                       10630             10708             10646
2/17/2007                       10630             10708             10646
2/18/2007                       10630             10708             10646
2/19/2007                       10630             10708             10646
2/20/2007                       10693             10739             10709
2/21/2007                       10638             10724             10655
2/22/2007                       10613             10717             10629
2/23/2007                       10576             10680             10593
2/24/2007                       10576             10680             10593
2/25/2007                       10576             10680             10593
2/26/2007                       10588             10668             10605
2/27/2007                       10293             10299             10308
2/28/2007                       10359             10359             10375
3/1/2007                        10295             10332             10310
3/2/2007                        10186             10215             10203
3/3/2007                        10186             10215             10203
3/4/2007                        10186             10215             10203
3/5/2007                        10159             10119             10174
3/6/2007                        10253             10276             10269
3/7/2007                        10197             10254             10213
3/8/2007                        10288             10327             10306
3/9/2007                        10313             10334             10330
3/10/2007                       10313             10334             10330
3/11/2007                       10313             10334             10330
3/12/2007                       10357             10362             10376
3/13/2007                       10199             10154             10217
3/14/2007                       10249             10223             10266
3/15/2007                       10328             10261             10347
3/16/2007                       10294             10222             10314
3/17/2007                       10294             10222             10314
3/18/2007                       10294             10222             10314
3/19/2007                       10359             10333             10378
3/20/2007                       10440             10399             10461
3/21/2007                       10561             10577             10583
3/22/2007                       10582             10573             10603
3/23/2007                       10615             10584             10637
3/24/2007                       10615             10584             10637
3/25/2007                       10615             10584             10637
3/26/2007                       10625             10595             10649
3/27/2007                       10548             10529             10571
3/28/2007                       10540             10448             10562
3/29/2007                       10551             10487             10574
3/30/2007                       10592             10475             10615
3/31/2007                       10592             10475             10615
4/1/2007                        10592             10475             10615
4/2/2007                        10621             10502             10643
4/3/2007                        10690             10602             10710
4/4/2007                        10707             10614             10727
4/5/2007                        10732             10649             10753
4/6/2007                        10732             10649             10753
4/7/2007                        10732             10649             10753
4/8/2007                        10732             10649             10753
4/9/2007                        10743             10655             10765
4/10/2007                       10759             10684             10781
4/11/2007                       10699             10615             10720
4/12/2007                       10749             10681             10770
4/13/2007                       10770             10718             10793
4/14/2007                       10770             10718             10793
4/15/2007                       10770             10718             10793
4/16/2007                       10841             10833             10864
4/17/2007                       10870             10855             10894
4/18/2007                       10853             10863             10877
4/19/2007                       10891             10850             10914
4/20/2007                       10979             10951             11002
4/21/2007                       10979             10951             11002
4/22/2007                       10979             10951             11002
4/23/2007                       10993             10926             11018
4/24/2007                       11012             10922             11037
4/25/2007                       11060             11034             11085
4/26/2007                       11029             11026             11054
4/27/2007                       10987             11025             11013
4/28/2007                       10987             11025             11013
4/29/2007                       10987             11025             11013
4/30/2007                       10951             10939             10976
5/1/2007                        10949             10968             10975
5/2/2007                        10987             11040             11012
5/3/2007                        10954             11091             10979
5/4/2007                        10951             11115             10978
5/5/2007                        10951             11115             10978
5/6/2007                        10951             11115             10978
5/7/2007                        10977             11144             11003
5/8/2007                        10954             11132             10980
5/9/2007                        10954             11171             10981
5/10/2007                       10807             11017             10834
5/11/2007                       10832             11124             10859
5/12/2007                       10832             11124             10859
5/13/2007                       10832             11124             10859
5/14/2007                       10830             11105             10857
5/15/2007                       10847             11091             10874
5/16/2007                       10962             11190             10990
5/17/2007                       10939             11181             10966
5/18/2007                       11000             11255             11028
5/19/2007                       11000             11255             11028
5/20/2007                       11000             11255             11028
5/21/2007                       10956             11272             10984
5/22/2007                       10958             11265             10986
5/23/2007                       10947             11252             10977
5/24/2007                       10903             11144             10932
5/25/2007                       10960             11205             10991
5/26/2007                       10960             11205             10991
5/27/2007                       10960             11205             10991
5/28/2007                       10960             11205             10991
5/29/2007                       11006             11224             11036
5/30/2007                       11048             11318             11078
5/31/2007                       11052             11321             11083
6/1/2007                        11140             11363             11171
6/2/2007                        11140             11363             11171
6/3/2007                        11140             11363             11171
6/4/2007                        11096             11384             11126
6/5/2007                        11023             11324             11055
6/6/2007                        10935             11226             10966
6/7/2007                        10795             11030             10825
6/8/2007                        10874             11155             10907
6/9/2007                        10874             11155             10907
6/10/2007                       10874             11155             10907
6/11/2007                       10903             11166             10936
6/12/2007                       10801             11047             10834
6/13/2007                       10943             11217             10975
6/14/2007                       10933             11272             10964
6/15/2007                       10971             11345             11004
6/16/2007                       10971             11345             11004
6/17/2007                       10971             11345             11004
6/18/2007                       10971             11332             11005
6/19/2007                       10911             11352             10959
6/20/2007                       10808             11197             10882
6/21/2007                       10894             11269             10970
6/22/2007                       10765             11124             10838
6/23/2007                       10765             11124             10838
6/24/2007                       10765             11124             10838
6/25/2007                       10746             11088             10820
6/26/2007                       10710             11053             10784
6/27/2007                       10806             11154             10882
6/28/2007                       10827             11150             10904
6/29/2007                       10838             11133             10913
6/30/2007                       10838             11133             10913
7/1/2007                        10838             11133             10913
7/2/2007                        10909             11252             10987
7/3/2007                        10905             11294             10984
7/4/2007                        10905             11294             10984
7/5/2007                        10888             11298             10967
7/6/2007                        10914             11339             10993
7/7/2007                        10914             11339             10993
7/8/2007                        10914             11339             10993
7/9/2007                        10916             11349             10995
7/10/2007                       10815             11188             10891
7/11/2007                       10876             11254             10954
7/12/2007                       11015             11468             11094
7/13/2007                       11057             11504             11138
7/14/2007                       11057             11504             11138
7/15/2007                       11057             11504             11138
7/16/2007                       11015             11482             11096
7/17/2007                       10954             11481             11034
7/18/2007                       10962             11458             11042
7/19/2007                       10996             11510             11078
7/20/2007                       10888             11369             10969
7/21/2007                       10888             11369             10969
7/22/2007                       10888             11369             10969
7/23/2007                       10943             11425             11025
7/24/2007                       10777             11199             10856
7/25/2007                       10783             11251             10864
7/26/2007                       10585             10988             10662
7/27/2007                       10467             10814             10545
7/28/2007                       10467             10814             10545
7/29/2007                       10467             10814             10545
7/30/2007                       10526             10925             10603
7/31/2007                       10420             10787             10497
8/1/2007                        10539             10866             10616
8/2/2007                        10555             10916             10633
8/3/2007                        10420             10627             10498
8/4/2007                        10420             10627             10498
8/5/2007                        10420             10627             10498
8/6/2007                        10756             10884             10836
8/7/2007                        10793             10951             10875
8/8/2007                        10852             11109             10935
8/9/2007                        10602             10781             10681
8/10/2007                       10591             10786             10671
8/11/2007                       10591             10786             10671
8/12/2007                       10591             10786             10671
8/13/2007                       10604             10782             10684
8/14/2007                       10465             10587             10542
8/15/2007                       10397             10443             10475
8/16/2007                       10383             10477             10462
8/17/2007                       10572             10735             10654
8/18/2007                       10572             10735             10654
8/19/2007                       10572             10735             10654
8/20/2007                       10560             10732             10640
8/21/2007                       10568             10744             10649
8/22/2007                       10671             10870             10753
8/23/2007                       10648             10858             10730
8/24/2007                       10751             10985             10835
8/25/2007                       10751             10985             10835
8/26/2007                       10751             10985             10835
8/27/2007                       10680             10892             10762
8/28/2007                       10473             10636             10555
8/29/2007                       10644             10872             10727
8/30/2007                       10583             10827             10666
8/31/2007                       10663             10949             10746
9/1/2007                        10663             10949             10746
9/2/2007                        10663             10949             10746
9/3/2007                        10663             10949             10746
9/4/2007                        10720             11064             10805
9/5/2007                        10549             10942             10631
9/6/2007                        10570             10990             10654
9/7/2007                        10471             10804             10554
9/8/2007                        10471             10804             10554
9/9/2007                        10471             10804             10554
9/10/2007                       10475             10791             10557
9/11/2007                       10612             10938             10698
9/12/2007                       10640             10942             10726
9/13/2007                       10669             11034             10755
9/14/2007                       10678             11037             10763
9/15/2007                       10678             11037             10763
9/16/2007                       10678             11037             10763
9/17/2007                       10625             10980             10711
9/18/2007                       10831             11301             10920
9/19/2007                       10888             11370             10978
9/20/2007                       10825             11296             10915
9/21/2007                       10861             11348             10951
9/22/2007                       10861             11348             10951
9/23/2007                       10861             11348             10951
9/24/2007                       10816             11289             10907
9/25/2007                       10804             11285             10894
9/26/2007                       10911             11348             11004
9/27/2007                       10953             11393             11045
9/28/2007                       10958             11359             11050
9/29/2007                       10958             11359             11050
9/30/2007                       10958             11359             11050
10/1/2007                       10951             11510             11043
10/2/2007                       10947             11507             11040
10/3/2007                       10886             11457             10978
10/4/2007                       10926             11481             11019
10/5/2007                       10979             11594             11071
10/6/2007                       10979             11594             11071
10/7/2007                       10979             11594             11071
10/8/2007                       10958             11557             11051
10/9/2007                       11025             11650             11120
10/10/2007                      11044             11631             11138
10/11/2007                      11004             11572             11098
10/12/2007                      11080             11627             11175
10/13/2007                      11080             11627             11175
10/14/2007                      11080             11627             11175
10/15/2007                      10996             11530             11091
10/16/2007                      10970             11454             11064
10/17/2007                      10979             11475             11075
10/18/2007                      10987             11467             11083
10/19/2007                      10822             11173             10915
10/20/2007                      10822             11173             10915
10/21/2007                      10822             11173             10915
10/22/2007                      10900             11216             10995
10/23/2007                      10911             11315             11006
10/24/2007                      10898             11287             10993
10/25/2007                      10958             11276             11055
10/26/2007                      11017             11432             11114
10/27/2007                      11017             11432             11114
10/28/2007                      11017             11432             11114
10/29/2007                      11053             11476             11150
10/30/2007                      11038             11402             11135
10/31/2007                      11146             11539             11251
11/1/2007                       10898             11237             10999
11/2/2007                       10930             11247             11027
11/3/2007                       10930             11247             11027
11/4/2007                       10930             11247             11027
11/5/2007                       10945             11192             11042
11/6/2007                       10998             11327             11094
11/7/2007                       10816             11000             10905
11/8/2007                       10905             10994             11004
11/9/2007                       10807             10837             10902
11/10/2007                      10807             10837             10902
11/11/2007                      10807             10837             10902
11/12/2007                      10763             10729             10846
11/13/2007                      11002             11045             11089
11/14/2007                      10989             10970             11069
11/15/2007                      10936             10825             11011
11/16/2007                      11044             10882             11120
11/17/2007                      11044             10882             11120
11/18/2007                      11044             10882             11120
11/19/2007                      10898             10692             10977
11/20/2007                      10993             10741             11072
11/21/2007                      10869             10571             10947
11/22/2007                      10869             10571             10947
11/23/2007                      10972             10750             11052
11/24/2007                      10972             10750             11052
11/25/2007                      10972             10750             11052
11/26/2007                      10860             10500             10940
11/27/2007                      11015             10658             11096
11/28/2007                      11218             10966             11300
11/29/2007                      11197             10972             11278
11/30/2007                      11256             11057             11334
12/1/2007                       11256             11057             11334
12/2/2007                       11256             11057             11334
12/3/2007                       11188             10992             11271
12/4/2007                       11165             10920             11248
12/5/2007                       11237             11092             11320
12/6/2007                       11336             11260             11421
12/7/2007                       11338             11240             11424
12/8/2007                       11338             11240             11424
12/9/2007                       11338             11240             11424
12/10/2007                      11383             11325             11468
12/11/2007                      11156             11039             11240
12/12/2007                      11224             11107             11308
12/13/2007                      11222             11121             11306
12/14/2007                      11106             10969             11188
12/15/2007                      11106             10969             11188
12/16/2007                      11106             10969             11188
12/17/2007                      11019             10804             11102
12/18/2007                      11072             10872             11154
12/19/2007                      11076             10857             11158
12/20/2007                      11114             10914             11196
12/21/2007                      11249             11097             11335
12/22/2007                      11249             11097             11335
12/23/2007                      11249             11097             11335
12/24/2007                      11319             11187             11405
12/25/2007                      11319             11187             11405
12/26/2007                      11289             11196             11377
12/27/2007                      11162             11040             11248
12/28/2007                      11200             11056             11286
12/29/2007                      11200             11056             11286
12/30/2007                      11200             11056             11286
12/31/2007                      11097             10980             11180
1/1/2008                        11097             10980             11180
1/2/2008                        10897             10824             10981
1/3/2008                        10859             10824             10942
1/4/2008                        10757             10558             10839
1/5/2008                        10757             10558             10839
1/6/2008                        10757             10558             10839
1/7/2008                        10899             10592             10983
1/8/2008                        10791             10401             10874
1/9/2008                        10852             10544             10936
1/10/2008                       10942             10628             11027
1/11/2008                       10729             10484             10812
1/12/2008                       10729             10484             10812
1/13/2008                       10729             10484             10812
1/14/2008                       10697             10598             10781
1/15/2008                       10531             10334             10613
1/16/2008                       10599             10277             10682
1/17/2008                       10415              9979             10496
1/18/2008                       10319              9918             10399
1/19/2008                       10319              9918             10399
1/20/2008                       10319              9918             10399
1/21/2008                       10319              9918             10399
1/22/2008                       10206              9809             10285
1/23/2008                       10361             10019             10443
1/24/2008                       10287             10120             10368
1/25/2008                       10162              9960             10241
1/26/2008                       10162              9960             10241
1/27/2008                       10162              9960             10241
1/28/2008                       10323             10135             10404
1/29/2008                       10321             10198             10403
1/30/2008                       10219             10150             10299
1/31/2008                       10327             10322             10409
2/1/2008                        10529             10448             10614
2/2/2008                        10529             10448             10614
2/3/2008                        10529             10448             10614
2/4/2008                        10440             10339             10525
2/5/2008                        10230             10009             10312
2/6/2008                        10221              9937             10303
2/7/2008                        10306             10017             10390
2/8/2008                        10236              9975             10319
2/9/2008                        10236              9975             10319
2/10/2008                       10236              9975             10319
2/11/2008                       10334             10035             10418
2/12/2008                       10444             10108             10530
2/13/2008                       10478             10249             10564
2/14/2008                       10370             10112             10454
2/15/2008                       10461             10121             10547
2/16/2008                       10461             10121             10547
2/17/2008                       10461             10121             10547
2/18/2008                       10461             10121             10547
2/19/2008                       10459             10113             10544
2/20/2008                       10468             10198             10554
2/21/2008                       10381             10070             10466
2/22/2008                       10474             10151             10561
2/23/2008                       10474             10151             10561
2/24/2008                       10474             10151             10561
2/25/2008                       10544             10291             10632
2/26/2008                       10593             10362             10682
2/27/2008                       10553             10355             10642
2/28/2008                       10497             10264             10585
2/29/2008                       10283              9986             10368
3/1/2008                        10283              9986             10368
3/2/2008                        10283              9986             10368
3/3/2008                        10349              9992             10435
3/4/2008                        10366              9957             10452
3/5/2008                        10398             10015             10484
3/6/2008                        10242              9796             10327
3/7/2008                        10181              9713             10265
3/8/2008                        10181              9713             10265
3/9/2008                        10181              9713             10265
3/10/2008                       10164              9564             10249
3/11/2008                       10366              9919             10453
3/12/2008                       10364              9833             10450
3/13/2008                       10349              9883             10437
3/14/2008                       10191              9678             10277
3/15/2008                       10191              9678             10277
3/16/2008                       10191              9678             10277
3/17/2008                       10119              9593             10203
3/18/2008                       10398             10000             10485
3/19/2008                       10338              9757             10426
3/20/2008                       10483              9991             10573
3/21/2008                       10483              9991             10573
3/22/2008                       10483              9991             10573
3/23/2008                       10483              9991             10573
3/24/2008                       10568             10144             10661
3/25/2008                       10594             10167             10688
3/26/2008                       10532             10079             10625
3/27/2008                       10526              9965             10618
3/28/2008                       10526              9887             10619
3/29/2008                       10526              9887             10619
3/30/2008                       10526              9887             10619
3/31/2008                       10547              9943             10635
4/1/2008                        10803             10300             10888
4/2/2008                        10694             10282             10780
4/3/2008                        10705             10296             10790
4/4/2008                        10743             10304             10826
4/5/2008                        10743             10304             10826
4/6/2008                        10743             10304             10826
4/7/2008                        10724             10320             10808
4/8/2008                        10673             10271             10758
4/9/2008                        10568             10189             10653
4/10/2008                       10607             10235             10691
4/11/2008                       10500             10027             10584
4/12/2008                       10500             10027             10584
4/13/2008                       10500             10027             10584
4/14/2008                       10517              9993             10601
4/15/2008                       10562             10039             10646
4/16/2008                       10615             10268             10700
4/17/2008                       10645             10275             10730
4/18/2008                       10703             10461             10791
4/19/2008                       10703             10461             10791
4/20/2008                       10703             10461             10791
4/21/2008                       10715             10445             10804
4/22/2008                       10590             10353             10676
4/23/2008                       10660             10383             10747
4/24/2008                       10632             10450             10719
4/25/2008                       10617             10518             10704
4/26/2008                       10617             10518             10704
4/27/2008                       10617             10518             10704
4/28/2008                       10724             10508             10814
4/29/2008                       10792             10467             10882
4/30/2008                       10713             10427             10802
5/1/2008                        10848             10608             10939
5/2/2008                        10813             10642             10904
5/3/2008                        10813             10642             10904
5/4/2008                        10813             10642             10904
5/5/2008                        10813             10595             10903
5/6/2008                        10841             10677             10932
5/7/2008                        10741             10488             10832
5/8/2008                        10764             10527             10856
5/9/2008                        10673             10458             10761
5/10/2008                       10673             10458             10761
5/11/2008                       10673             10458             10761
5/12/2008                       10805             10573             10896
5/13/2008                       10841             10572             10934
5/14/2008                       10882             10616             10974
5/15/2008                       10946             10730             11039
5/16/2008                       10943             10744             11037
5/17/2008                       10943             10744             11037
5/18/2008                       10943             10744             11037
5/19/2008                       10907             10754             11002
5/20/2008                       10841             10654             10934
5/21/2008                       10737             10484             10829
5/22/2008                       10831             10513             10925
5/23/2008                       10762             10375             10857
5/24/2008                       10762             10375             10857
5/25/2008                       10762             10375             10857
5/26/2008                       10762             10375             10857
5/27/2008                       10860             10446             10955
5/28/2008                       10811             10489             10907
5/29/2008                       10918             10546             11016
5/30/2008                       10926             10562             11022
5/31/2008                       10926             10562             11022
6/1/2008                        10926             10562             11022
6/2/2008                        10826             10452             10923
6/3/2008                        10756             10392             10851
6/4/2008                        10820             10393             10916
6/5/2008                        10943             10597             11041
6/6/2008                        10673             10271             10766
6/7/2008                        10673             10271             10766
6/8/2008                        10673             10271             10766
6/9/2008                        10675             10279             10769
6/10/2008                       10722             10254             10816
6/11/2008                       10573             10083             10665
6/12/2008                       10611             10117             10705
6/13/2008                       10664             10269             10760
6/14/2008                       10664             10269             10760
6/15/2008                       10664             10269             10760
6/16/2008                       10534             10270             10629
6/17/2008                       10460             10201             10553
6/18/2008                       10338             10102             10430
6/19/2008                       10409             10143             10500
6/20/2008                       10325              9955             10416
6/21/2008                       10325              9955             10416
6/22/2008                       10325              9955             10416
6/23/2008                       10265              9955             10357
6/24/2008                       10288              9927             10380
6/25/2008                       10423              9986             10517
6/26/2008                       10201              9695             10291
6/27/2008                       10097              9660             10187
6/28/2008                       10097              9660             10187
6/29/2008                       10097              9660             10187
6/30/2008                       10111              9672             10201
7/1/2008                        10124              9711             10216
7/2/2008                        10051              9535             10141
7/3/2008                        10096              9545             10186
7/4/2008                        10096              9545             10186
7/5/2008                        10096              9545             10186
7/6/2008                        10096              9545             10186
7/7/2008                        10105              9465             10196
7/8/2008                        10255              9631             10348
7/9/2008                        10210              9412             10303
7/10/2008                       10223              9478             10314
7/11/2008                       10144              9374             10235
7/12/2008                       10144              9374             10235
7/13/2008                       10144              9374             10235
7/14/2008                       10156              9289             10249
7/15/2008                       10154              9188             10246
7/16/2008                       10311              9420             10404
7/17/2008                       10323              9533             10419
7/18/2008                       10244              9536             10339
7/19/2008                       10244              9536             10339
7/20/2008                       10244              9536             10339
7/21/2008                       10169              9531             10264
7/22/2008                       10332              9660             10428
7/23/2008                       10448              9699             10545
7/24/2008                       10285              9475             10380
7/25/2008                       10253              9515             10348
7/26/2008                       10253              9515             10348
7/27/2008                       10253              9515             10348
7/28/2008                       10174              9338             10268
7/29/2008                       10364              9557             10460
7/30/2008                       10486              9716             10586
7/31/2008                       10381              9591             10479
8/1/2008                        10356              9537             10453
8/2/2008                        10356              9537             10453
8/3/2008                        10356              9537             10453
8/4/2008                        10439              9452             10538
8/5/2008                        10655              9724             10757
8/6/2008                        10681              9761             10785
8/7/2008                        10491              9587             10592
8/8/2008                        10773              9816             10878
8/9/2008                        10773              9816             10878
8/10/2008                       10773              9816             10878
8/11/2008                       10865              9887             10970
8/12/2008                       10876              9768             10983
8/13/2008                       10808              9743             10913
8/14/2008                       10880              9797             10987
8/15/2008                       10957              9838             11066
8/16/2008                       10957              9838             11066
8/17/2008                       10957              9838             11066
8/18/2008                       10808              9690             10914
8/19/2008                       10709              9601             10815
8/20/2008                       10707              9661             10813
8/21/2008                       10640              9686             10745
8/22/2008                       10718              9797             10824
8/23/2008                       10718              9797             10824
8/24/2008                       10718              9797             10824
8/25/2008                       10576              9604             10682
8/26/2008                       10525              9640             10629
8/27/2008                       10591              9718             10696
8/28/2008                       10673              9864             10780
8/29/2008                       10536              9729             10640
8/30/2008                       10536              9729             10640
8/31/2008                       10536              9729             10640
9/1/2008                        10536              9729             10640
9/2/2008                        10655              9690             10763
9/3/2008                        10636              9675             10743
9/4/2008                        10473              9386             10578
9/5/2008                        10651              9428             10759
9/6/2008                        10651              9428             10759
9/7/2008                        10651              9428             10759
9/8/2008                        10846              9623             10958
9/9/2008                        10760              9294             10873
9/10/2008                       10767              9352             10879
9/11/2008                       10887              9484             11001
9/12/2008                       10923              9504             11038
9/13/2008                       10923              9504             11038
9/14/2008                       10923              9504             11038
9/15/2008                       10741              9056             10854
9/16/2008                       10743              9215             10856
9/17/2008                       10435              8781             10541
9/18/2008                       10666              9164             10778
9/19/2008                       10693              9533             10806
9/20/2008                       10693              9533             10806
9/21/2008                       10693              9533             10806
9/22/2008                       10428              9169             10538
9/23/2008                       10400              9026             10507
9/24/2008                       10387              9008             10496
9/25/2008                       10573              9185             10685
9/26/2008                       10638              9216             10750
9/27/2008                       10638              9216             10750
9/28/2008                       10638              9216             10750
9/29/2008                       10158              8407             10264
9/30/2008                       10376              8862             10487
10/1/2008                       10499              8824             10612
10/2/2008                       10292              8469             10405
10/3/2008                       10163              8355             10276
10/4/2008                       10163              8355             10276
10/5/2008                       10163              8355             10276
10/6/2008                        9898              8034             10006
10/7/2008                        9588              7573              9693
10/8/2008                        9420              7491              9520
10/9/2008                        8832              6920              8926
10/10/2008                       8584              6840              8675
10/11/2008                       8584              6840              8675
10/12/2008                       8584              6840              8675
10/13/2008                       9293              7632              9393
10/14/2008                       9112              7591              9208
10/15/2008                       8537              6906              8625
10/16/2008                       8815              7200              8907
10/17/2008                       8875              7155              8967
10/18/2008                       8875              7155              8967
10/19/2008                       8875              7155              8967
10/20/2008                       9119              7496              9213
10/21/2008                       8972              7265              9065
10/22/2008                       8638              6824              8728
10/23/2008                       8649              6910              8738
10/24/2008                       8309              6672              8393
10/25/2008                       8309              6672              8393
10/26/2008                       8309              6672              8393
10/27/2008                       8139              6460              8221
10/28/2008                       8795              7157              8887
10/29/2008                       8664              7078              8754
10/30/2008                       8858              7262              8950
10/31/2008                       8931              7374              9029




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF...............    -19.87%            -5.50%
S&P 500 EQUAL WEIGHT CONSUMER STAPLES TOTAL RETURN INDEX..    -19.76%            -4.99%
S&P 500 TOTAL RETURN INDEX................................    -36.10%           -14.15%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               19                 ANNUAL REPORT

Rydex S&P Equal Weight Consumer Staples ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
KROGER CO.                                                                3.02%
REYNOLDS AMERICAN, INC.                                                   2.95%
UST, INC.                                                                 2.91%
CAMPBELL SOUP CO.                                                         2.91%
GENERAL MILLS, INC.                                                       2.87%
ARCHER-DANIELS-MIDLAND CO.                                                2.84%
CLOROX CO.                                                                2.82%
ALTRIA GROUP, INC.                                                        2.80%
KIMBERLY-CLARK CORP.                                                      2.79%
ANHEUSER-BUSCH COS., INC.                                                 2.78%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Food Products                                31.49
Beverages                                    20.26
Food & Staples Retailing                     19.62
Tobacco                                      14.00
Household Products                           10.72
Personal Products                             3.91




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P EQUAL WEIGHT ENERGY ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ended October 31, 2008, Rydex S&P Equal Weight Energy ETF returned -39.28%. For the same period, its benchmark, the S&P Equal Weight Energy Total Return Index, returned -39.06% significantly underperforming the cap-weighted S&P Consumer Staples Index's -11.85% total return. Both RYE and traditional cap-weighted strategies were hurt more by the fuel (oil/gas/consumable fuels) industries than by energy equipment and services. However, the equal weighting of the oil/gas/consumable fuels industries was one of the biggest reasons for the underperformance of the ETF, returning about 9% less than the cap-weighted index. Specifically, behind the underperformance was the equal weight's diminished allocation ExxonMobil (XOM) -- the best performing stock in the oil/gas/consumer fuels industry, returning -9.15% for the year ending 10/31/08. Due to the fund's equal-weighting strategy, XOM's average weight was only 4.02%, versus 36.68% for the cap-weighted index.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                                                S&P 500
                             RYDEX S&P         S&P 500        EQUAL WEIGHT
                            EQUAL WEIGHT    TOTAL RETURN      ENERGY TOTAL
                           ENERGY ETF(A)      INDEX(B)      RETURN INDEX(C)
                           -------------    ------------    ---------------
11/1/2006                      10000            10000            10000
11/2/2006                      10006             9999            10007
11/3/2006                      10248             9978            10249
11/4/2006                      10248             9978            10249
11/5/2006                      10248             9978            10249
11/6/2006                      10341            10091            10342
11/7/2006                      10238            10114            10238
11/8/2006                      10405            10137            10408
11/9/2006                      10486            10085            10488
11/10/2006                     10337            10104            10340
11/11/2006                     10337            10104            10340
11/12/2006                     10337            10104            10340
11/13/2006                     10316            10132            10319
11/14/2006                     10358            10198            10360
11/15/2006                     10488            10225            10491
11/16/2006                     10178            10249            10181
11/17/2006                     10300            10259            10302
11/18/2006                     10300            10259            10302
11/19/2006                     10300            10259            10302
11/20/2006                     10283            10254            10288
11/21/2006                     10484            10272            10489
11/22/2006                     10434            10297            10438
11/23/2006                     10434            10297            10438
11/24/2006                     10420            10260            10425
11/25/2006                     10420            10260            10425
11/26/2006                     10420            10260            10425
11/27/2006                     10345            10120            10349
11/28/2006                     10538            10158            10542
11/29/2006                     10910            10256            10915
11/30/2006                     10951            10264            10956
12/1/2006                      11009            10236            11015
12/2/2006                      11009            10236            11015
12/3/2006                      11009            10236            11015
12/4/2006                      10943            10327            10948
12/5/2006                      10972            10368            10977
12/6/2006                      10982            10357            10988
12/7/2006                      10931            10317            10935
12/8/2006                      10920            10336            10926
12/9/2006                      10920            10336            10926
12/10/2006                     10920            10336            10926
12/11/2006                     10879            10359            10884
12/12/2006                     10848            10349            10854
12/13/2006                     10933            10363            10939
12/14/2006                     11067            10453            11076
12/15/2006                     10968            10465            10977
12/16/2006                     10968            10465            10977
12/17/2006                     10968            10465            10977
12/18/2006                     10602            10431            10610
12/19/2006                     10747            10454            10754
12/20/2006                     10592            10440            10600
12/21/2006                     10509            10404            10517
12/22/2006                     10436            10350            10446
12/23/2006                     10436            10350            10446
12/24/2006                     10436            10350            10446
12/25/2006                     10436            10350            10446
12/26/2006                     10385            10395            10393
12/27/2006                     10484            10470            10492
12/28/2006                     10469            10455            10478
12/29/2006                     10364            10408            10373
12/30/2006                     10364            10408            10373
12/31/2006                     10364            10408            10373
1/1/2007                       10364            10408            10373
1/2/2007                       10364            10408            10373
1/3/2007                        9962            10398             9971
1/4/2007                        9770            10411             9781
1/5/2007                        9843            10347             9853
1/6/2007                        9843            10347             9853
1/7/2007                        9843            10347             9853
1/8/2007                        9861            10373             9872
1/9/2007                        9766            10368             9777
1/10/2007                       9648            10389             9657
1/11/2007                       9590            10455             9600
1/12/2007                       9841            10506             9851
1/13/2007                       9841            10506             9851
1/14/2007                       9841            10506             9851
1/15/2007                       9841            10506             9851
1/16/2007                       9752            10515             9764
1/17/2007                       9861            10506             9873
1/18/2007                       9779            10475             9791
1/19/2007                      10042            10506            10053
1/20/2007                      10042            10506            10053
1/21/2007                      10042            10506            10053
1/22/2007                      10037            10451            10050
1/23/2007                      10294            10488            10307
1/24/2007                      10313            10577            10327
1/25/2007                      10083            10458            10095
1/26/2007                      10112            10445            10125
1/27/2007                      10112            10445            10125
1/28/2007                      10112            10445            10125
1/29/2007                      10058            10435            10072
1/30/2007                      10317            10495            10331
1/31/2007                      10383            10566            10398
2/1/2007                       10431            10625            10446
2/2/2007                       10485            10643            10500
2/3/2007                       10485            10643            10500
2/4/2007                       10485            10643            10500
2/5/2007                       10439            10634            10455
2/6/2007                       10443            10641            10459
2/7/2007                       10369            10660            10383
2/8/2007                       10458            10648            10474
2/9/2007                       10404            10573            10420
2/10/2007                      10404            10573            10420
2/11/2007                      10404            10573            10420
2/12/2007                      10249            10539            10265
2/13/2007                      10394            10621            10409
2/14/2007                      10425            10705            10442
2/15/2007                      10309            10717            10325
2/16/2007                      10323            10708            10340
2/17/2007                      10323            10708            10340
2/18/2007                      10323            10708            10340
2/19/2007                      10323            10708            10340
2/20/2007                      10253            10739            10269
2/21/2007                      10398            10724            10415
2/22/2007                      10532            10717            10550
2/23/2007                      10551            10680            10570
2/24/2007                      10551            10680            10570
2/25/2007                      10551            10680            10570
2/26/2007                      10634            10668            10653
2/27/2007                      10271            10299            10289
2/28/2007                      10307            10359            10324
3/1/2007                       10331            10332            10350
3/2/2007                       10141            10215            10159
3/3/2007                       10141            10215            10159
3/4/2007                       10141            10215            10159
3/5/2007                       10023            10119            10042
3/6/2007                       10216            10276            10235
3/7/2007                       10383            10254            10403
3/8/2007                       10429            10327            10448
3/9/2007                       10437            10334            10458
3/10/2007                      10437            10334            10458
3/11/2007                      10437            10334            10458
3/12/2007                      10387            10362            10409
3/13/2007                      10255            10154            10274
3/14/2007                      10396            10223            10417
3/15/2007                      10377            10261            10397
3/16/2007                      10307            10222            10328
3/17/2007                      10307            10222            10328
3/18/2007                      10307            10222            10328
3/19/2007                      10512            10333            10534
3/20/2007                      10522            10399            10545
3/21/2007                      10723            10577            10747
3/22/2007                      10916            10573            10941
3/23/2007                      10953            10584            10979
3/24/2007                      10953            10584            10979
3/25/2007                      10953            10584            10979
3/26/2007                      11042            10595            11069
3/27/2007                      11015            10529            11042
3/28/2007                      10976            10448            11002
3/29/2007                      11057            10487            11084
3/30/2007                      10934            10475            10960
3/31/2007                      10934            10475            10960
4/1/2007                       10934            10475            10960
4/2/2007                       11086            10502            11114
4/3/2007                       11102            10602            11131
4/4/2007                       11179            10614            11207
4/5/2007                       11233            10649            11262
4/6/2007                       11233            10649            11262
4/7/2007                       11233            10649            11262
4/8/2007                       11233            10649            11262
4/9/2007                       11229            10655            11259
4/10/2007                      11401            10684            11432
4/11/2007                      11335            10615            11366
4/12/2007                      11540            10681            11571
4/13/2007                      11555            10718            11586
4/14/2007                      11555            10718            11586
4/15/2007                      11555            10718            11586
4/16/2007                      11623            10833            11657
4/17/2007                      11517            10855            11551
4/18/2007                      11405            10863            11437
4/19/2007                      11287            10850            11319
4/20/2007                      11445            10951            11478
4/21/2007                      11445            10951            11478
4/22/2007                      11445            10951            11478
4/23/2007                      11501            10926            11535
4/24/2007                      11474            10922            11507
4/25/2007                      11770            11034            11805
4/26/2007                      11737            11026            11771
4/27/2007                      11762            11025            11796
4/28/2007                      11762            11025            11796
4/29/2007                      11762            11025            11796
4/30/2007                      11604            10939            11639
5/1/2007                       11665            10968            11699
5/2/2007                       11801            11040            11838
5/3/2007                       11907            11091            11943
5/4/2007                       11907            11115            11945
5/5/2007                       11907            11115            11945
5/6/2007                       11907            11115            11945
5/7/2007                       11899            11144            11937
5/8/2007                       11855            11132            11892
5/9/2007                       11903            11171            11941
5/10/2007                      11681            11017            11717
5/11/2007                      11936            11124            11975
5/12/2007                      11936            11124            11975
5/13/2007                      11936            11124            11975
5/14/2007                      11963            11105            12001
5/15/2007                      11953            11091            11991
5/16/2007                      11996            11190            12036
5/17/2007                      12198            11181            12238
5/18/2007                      12413            11255            12455
5/19/2007                      12413            11255            12455
5/20/2007                      12413            11255            12455
5/21/2007                      12538            11272            12580
5/22/2007                      12409            11265            12451
5/23/2007                      12453            11252            12495
5/24/2007                      12210            11144            12252
5/25/2007                      12384            11205            12427
5/26/2007                      12384            11205            12427
5/27/2007                      12384            11205            12427
5/28/2007                      12384            11205            12427
5/29/2007                      12320            11224            12363
5/30/2007                      12596            11318            12641
5/31/2007                      12515            11321            12560
6/1/2007                       12617            11363            12663
6/2/2007                       12617            11363            12663
6/3/2007                       12617            11363            12663
6/4/2007                       12878            11384            12926
6/5/2007                       12801            11324            12848
6/6/2007                       12594            11226            12641
6/7/2007                       12332            11030            12378
6/8/2007                       12424            11155            12470
6/9/2007                       12424            11155            12470
6/10/2007                      12424            11155            12470
6/11/2007                      12519            11166            12565
6/12/2007                      12353            11047            12400
6/13/2007                      12658            11217            12705
6/14/2007                      12907            11272            12957
6/15/2007                      13058            11345            13109
6/16/2007                      13058            11345            13109
6/17/2007                      13058            11345            13109
6/18/2007                      13070            11332            13121
6/19/2007                      13078            11352            13129
6/20/2007                      12724            11197            12773
6/21/2007                      12991            11269            13042
6/22/2007                      12940            11124            12992
6/23/2007                      12940            11124            12992
6/24/2007                      12940            11124            12992
6/25/2007                      12726            11088            12777
6/26/2007                      12460            11053            12510
6/27/2007                      12635            11154            12685
6/28/2007                      12545            11150            12596
6/29/2007                      12639            11133            12691
6/30/2007                      12639            11133            12691
7/1/2007                       12639            11133            12691
7/2/2007                       12830            11252            12882
7/3/2007                       12905            11294            12957
7/4/2007                       12905            11294            12957
7/5/2007                       12905            11298            12959
7/6/2007                       13027            11339            13082
7/7/2007                       13027            11339            13082
7/8/2007                       13027            11339            13082
7/9/2007                       13108            11349            13164
7/10/2007                      13006            11188            13060
7/11/2007                      12981            11254            13037
7/12/2007                      13170            11468            13226
7/13/2007                      13251            11504            13309
7/14/2007                      13251            11504            13309
7/15/2007                      13251            11504            13309
7/16/2007                      13056            11482            13112
7/17/2007                      12938            11481            12994
7/18/2007                      13168            11458            13226
7/19/2007                      13328            11510            13385
7/20/2007                      13251            11369            13309
7/21/2007                      13251            11369            13309
7/22/2007                      13251            11369            13309
7/23/2007                      13297            11425            13355
7/24/2007                      12869            11199            12926
7/25/2007                      13035            11251            13093
7/26/2007                      12653            10988            12709
7/27/2007                      12385            10814            12440
7/28/2007                      12385            10814            12440
7/29/2007                      12385            10814            12440
7/30/2007                      12529            10925            12585
7/31/2007                      12446            10787            12502
8/1/2007                       12388            10866            12442
8/2/2007                       12292            10916            12346
8/3/2007                       11864            10627            11917
8/4/2007                       11864            10627            11917
8/5/2007                       11864            10627            11917
8/6/2007                       11916            10884            11969
8/7/2007                       12163            10951            12218
8/8/2007                       12400            11109            12457
8/9/2007                       12097            10781            12152
8/10/2007                      12255            10786            12311
8/11/2007                      12255            10786            12311
8/12/2007                      12255            10786            12311
8/13/2007                      12219            10782            12276
8/14/2007                      12024            10587            12080
8/15/2007                      11698            10443            11752
8/16/2007                      11549            10477            11600
8/17/2007                      11914            10735            11970
8/18/2007                      11914            10735            11970
8/19/2007                      11914            10735            11970
8/20/2007                      11929            10732            11984
8/21/2007                      11756            10744            11811
8/22/2007                      11918            10870            11975
8/23/2007                      12055            10858            12112
8/24/2007                      12288            10985            12347
8/25/2007                      12288            10985            12347
8/26/2007                      12288            10985            12347
8/27/2007                      12132            10892            12191
8/28/2007                      11856            10636            11913
8/29/2007                      12240            10872            12300
8/30/2007                      12184            10827            12243
8/31/2007                      12338            10949            12397
9/1/2007                       12338            10949            12397
9/2/2007                       12338            10949            12397
9/3/2007                       12338            10949            12397
9/4/2007                       12633            11064            12695
9/5/2007                       12635            10942            12697
9/6/2007                       12780            10990            12844
9/7/2007                       12595            10804            12659
9/8/2007                       12595            10804            12659
9/9/2007                       12595            10804            12659
9/10/2007                      12512            10791            12574
9/11/2007                      12716            10938            12779
9/12/2007                      12799            10942            12864
9/13/2007                      12882            11034            12948
9/14/2007                      12917            11037            12983
9/15/2007                      12917            11037            12983
9/16/2007                      12917            11037            12983
9/17/2007                      12871            10980            12938
9/18/2007                      13258            11301            13327
9/19/2007                      13370            11370            13439
9/20/2007                      13415            11296            13487
9/21/2007                      13563            11348            13635
9/22/2007                      13563            11348            13635
9/23/2007                      13563            11348            13635
9/24/2007                      13449            11289            13521
9/25/2007                      13304            11285            13374
9/26/2007                      13306            11348            13379
9/27/2007                      13401            11393            13476
9/28/2007                      13302            11359            13376
9/29/2007                      13302            11359            13376
9/30/2007                      13302            11359            13376
10/1/2007                      13522            11510            13599
10/2/2007                      13433            11507            13507
10/3/2007                      13337            11457            13411
10/4/2007                      13445            11481            13520
10/5/2007                      13474            11594            13551
10/6/2007                      13474            11594            13551
10/7/2007                      13474            11594            13551
10/8/2007                      13345            11557            13422
10/9/2007                      13614            11650            13691
10/10/2007                     13857            11631            13935
10/11/2007                     13876            11572            13954
10/12/2007                     13986            11627            14066
10/13/2007                     13986            11627            14066
10/14/2007                     13986            11627            14066
10/15/2007                     14108            11530            14191
10/16/2007                     14069            11454            14151
10/17/2007                     13957            11475            14038
10/18/2007                     14071            11467            14154
10/19/2007                     13427            11173            13507
10/20/2007                     13427            11173            13507
10/21/2007                     13427            11173            13507
10/22/2007                     13348            11216            13426
10/23/2007                     13499            11315            13579
10/24/2007                     13663            11287            13746
10/25/2007                     13846            11276            13930
10/26/2007                     14079            11432            14164
10/27/2007                     14079            11432            14164
10/28/2007                     14079            11432            14164
10/29/2007                     14104            11476            14190
10/30/2007                     13676            11402            13759
10/31/2007                     14027            11539            14112
11/1/2007                      13680            11237            13776
11/2/2007                      13930            11247            14047
11/3/2007                      13930            11247            14047
11/4/2007                      13930            11247            14047
11/5/2007                      13867            11192            13990
11/6/2007                      14291            11327            14408
11/7/2007                      13869            11000            13977
11/8/2007                      13977            10994            14084
11/9/2007                      13778            10837            13882
11/10/2007                     13778            10837            13882
11/11/2007                     13778            10837            13882
11/12/2007                     13106            10729            13212
11/13/2007                     13456            11045            13570
11/14/2007                     13427            10970            13539
11/15/2007                     13088            10825            13202
11/16/2007                     13345            10882            13465
11/17/2007                     13345            10882            13465
11/18/2007                     13345            10882            13465
11/19/2007                     13165            10692            13270
11/20/2007                     13497            10741            13601
11/21/2007                     13217            10571            13319
11/22/2007                     13217            10571            13319
11/23/2007                     13499            10750            13602
11/24/2007                     13499            10750            13602
11/25/2007                     13499            10750            13602
11/26/2007                     13187            10500            13285
11/27/2007                     13011            10658            13107
11/28/2007                     13217            10966            13312
11/29/2007                     13379            10972            13477
11/30/2007                     13397            11057            13493
12/1/2007                      13397            11057            13493
12/2/2007                      13397            11057            13493
12/3/2007                      13483            10992            13582
12/4/2007                      13352            10920            13452
12/5/2007                      13555            11092            13658
12/6/2007                      13927            11260            14035
12/7/2007                      13911            11240            14017
12/8/2007                      13911            11240            14017
12/9/2007                      13911            11240            14017
12/10/2007                     14013            11325            14122
12/11/2007                     13713            11039            13817
12/12/2007                     14123            11107            14233
12/13/2007                     14185            11121            14297
12/14/2007                     14011            10969            14120
12/15/2007                     14011            10969            14120
12/16/2007                     14011            10969            14120
12/17/2007                     13740            10804            13847
12/18/2007                     13927            10872            14035
12/19/2007                     14046            10857            14157
12/20/2007                     14183            10914            14296
12/21/2007                     14944            11097            14692
12/22/2007                     14944            11097            14692
12/23/2007                     14944            11097            14692
12/24/2007                     15040            11187            14786
12/25/2007                     15040            11187            14786
12/26/2007                     15185            11196            14929
12/27/2007                     15034            11040            14771
12/28/2007                     15140            11056            14883
12/29/2007                     15140            11056            14883
12/30/2007                     15140            11056            14883
12/31/2007                     14990            10980            14727
1/1/2008                       14990            10980            14727
1/2/2008                       15158            10824            14894
1/3/2008                       15152            10824            14887
1/4/2008                       14688            10558            14430
1/5/2008                       14688            10558            14430
1/6/2008                       14688            10558            14430
1/7/2008                       14513            10592            14259
1/8/2008                       14331            10401            14079
1/9/2008                       14498            10544            14242
1/10/2008                      14421            10628            14169
1/11/2008                      14244            10484            13995
1/12/2008                      14244            10484            13995
1/13/2008                      14244            10484            13995
1/14/2008                      14631            10598            14376
1/15/2008                      14027            10334            13780
1/16/2008                      13570            10277            13331
1/17/2008                      13006             9979            12776
1/18/2008                      13045             9918            12815
1/19/2008                      13045             9918            12815
1/20/2008                      13045             9918            12815
1/21/2008                      13045             9918            12815
1/22/2008                      12723             9809            12497
1/23/2008                      12741            10019            12515
1/24/2008                      13189            10120            12956
1/25/2008                      13113             9960            12883
1/26/2008                      13113             9960            12883
1/27/2008                      13113             9960            12883
1/28/2008                      13373            10135            13139
1/29/2008                      13415            10198            13180
1/30/2008                      13314            10150            13080
1/31/2008                      13257            10322            13026
2/1/2008                       13500            10448            13264
2/2/2008                       13500            10448            13264
2/3/2008                       13500            10448            13264
2/4/2008                       13627            10339            13391
2/5/2008                       13089            10009            12861
2/6/2008                       12929             9937            12704
2/7/2008                       13144            10017            12914
2/8/2008                       13426             9975            13193
2/9/2008                       13426             9975            13193
2/10/2008                      13426             9975            13193
2/11/2008                      13844            10035            13606
2/12/2008                      13728            10108            13492
2/13/2008                      14124            10249            13883
2/14/2008                      14069            10112            13828
2/15/2008                      13970            10121            13732
2/16/2008                      13970            10121            13732
2/17/2008                      13970            10121            13732
2/18/2008                      13970            10121            13732
2/19/2008                      14397            10113            14153
2/20/2008                      14668            10198            14420
2/21/2008                      14296            10070            14054
2/22/2008                      14452            10151            14208
2/23/2008                      14452            10151            14208
2/24/2008                      14452            10151            14208
2/25/2008                      14848            10291            14599
2/26/2008                      15086            10362            14834
2/27/2008                      14870            10355            14621
2/28/2008                      15185            10264            14932
2/29/2008                      14666             9986            14421
3/1/2008                       14666             9986            14421
3/2/2008                       14666             9986            14421
3/3/2008                       14791             9992            14544
3/4/2008                       14548             9957            14306
3/5/2008                       14874            10015            14627
3/6/2008                       14546             9796            14302
3/7/2008                       14275             9713            14036
3/8/2008                       14275             9713            14036
3/9/2008                       14275             9713            14036
3/10/2008                      14005             9564            13769
3/11/2008                      14653             9919            14408
3/12/2008                      14410             9833            14168
3/13/2008                      14703             9883            14458
3/14/2008                      14436             9678            14196
3/15/2008                      14436             9678            14196
3/16/2008                      14436             9678            14196
3/17/2008                      13833             9593            13599
3/18/2008                      14436            10000            14195
3/19/2008                      13596             9757            13366
3/20/2008                      13605             9991            13376
3/21/2008                      13605             9991            13376
3/22/2008                      13605             9991            13376
3/23/2008                      13605             9991            13376
3/24/2008                      13848            10144            13617
3/25/2008                      14067            10167            13833
3/26/2008                      14406            10079            14169
3/27/2008                      14237             9965            14003
3/28/2008                      14211             9887            13979
3/29/2008                      14211             9887            13979
3/30/2008                      14211             9887            13979
3/31/2008                      14377             9943            14144
4/1/2008                       14642            10300            14407
4/2/2008                       14837            10282            14600
4/3/2008                       14883            10296            14646
4/4/2008                       15113            10304            14873
4/5/2008                       15113            10304            14873
4/6/2008                       15113            10304            14873
4/7/2008                       15104            10320            14864
4/8/2008                       15249            10271            15007
4/9/2008                       15306            10189            15063
4/10/2008                      15312            10235            15070
4/11/2008                      15052            10027            14812
4/12/2008                      15052            10027            14812
4/13/2008                      15052            10027            14812
4/14/2008                      15407             9993            15162
4/15/2008                      15534            10039            15287
4/16/2008                      16002            10268            15752
4/17/2008                      15974            10275            15726
4/18/2008                      16368            10461            16117
4/19/2008                      16368            10461            16117
4/20/2008                      16368            10461            16117
4/21/2008                      16523            10445            16270
4/22/2008                      16418            10353            16165
4/23/2008                      16221            10383            15972
4/24/2008                      15834            10450            15589
4/25/2008                      16125            10518            15876
4/26/2008                      16125            10518            15876
4/27/2008                      16125            10518            15876
4/28/2008                      16048            10508            15801
4/29/2008                      15612            10467            15370
4/30/2008                      15678            10427            15434
5/1/2008                       15413            10608            15172
5/2/2008                       15717            10642            15474
5/3/2008                       15717            10642            15474
5/4/2008                       15717            10642            15474
5/5/2008                       15963            10595            15714
5/6/2008                       16418            10677            16162
5/7/2008                       16195            10488            15943
5/8/2008                       16578            10527            16322
5/9/2008                       16508            10458            16255
5/10/2008                      16508            10458            16255
5/11/2008                      16508            10458            16255
5/12/2008                      16482            10573            16229
5/13/2008                      16780            10572            16523
5/14/2008                      16512            10616            16261
5/15/2008                      16885            10730            16629
5/16/2008                      17391            10744            17129
5/17/2008                      17391            10744            17129
5/18/2008                      17391            10744            17129
5/19/2008                      17476            10754            17215
5/20/2008                      17669            10654            17405
5/21/2008                      17369            10484            17108
5/22/2008                      17204            10513            16947
5/23/2008                      16865            10375            16611
5/24/2008                      16865            10375            16611
5/25/2008                      16865            10375            16611
5/26/2008                      16865            10375            16611
5/27/2008                      16788            10446            16537
5/28/2008                      17134            10489            16880
5/29/2008                      16679            10546            16430
5/30/2008                      16918            10562            16667
5/31/2008                      16918            10562            16667
6/1/2008                       16918            10562            16667
6/2/2008                       17084            10452            16831
6/3/2008                       16852            10392            16602
6/4/2008                       16600            10393            16355
6/5/2008                       17305            10597            17052
6/6/2008                       17113            10271            16860
6/7/2008                       17113            10271            16860
6/8/2008                       17113            10271            16860
6/9/2008                       17588            10279            17331
6/10/2008                      17113            10254            16862
6/11/2008                      17264            10083            17009
6/12/2008                      16933            10117            16683
6/13/2008                      17099            10269            16849
6/14/2008                      17099            10269            16849
6/15/2008                      17099            10269            16849
6/16/2008                      17178            10270            16927
6/17/2008                      17564            10201            17307
6/18/2008                      17638            10102            17381
6/19/2008                      17255            10143            17004
6/20/2008                      17139             9955            16890
6/21/2008                      17139             9955            16890
6/22/2008                      17139             9955            16890
6/23/2008                      17853             9955            17599
6/24/2008                      17511             9927            17262
6/25/2008                      17356             9986            17106
6/26/2008                      17159             9695            16911
6/27/2008                      17367             9660            17119
6/28/2008                      17367             9660            17119
6/29/2008                      17367             9660            17119
6/30/2008                      17689             9672            17438
7/1/2008                       17796             9711            17545
7/2/2008                       17040             9535            16795
7/3/2008                       16748             9545            16508
7/4/2008                       16748             9545            16508
7/5/2008                       16748             9545            16508
7/6/2008                       16748             9545            16508
7/7/2008                       16354             9465            16116
7/8/2008                       16101             9631            15866
7/9/2008                       15639             9412            15410
7/10/2008                      16095             9478            15860
7/11/2008                      16075             9374            15841
7/12/2008                      16075             9374            15841
7/13/2008                      16075             9374            15841
7/14/2008                      16237             9289            16002
7/15/2008                      15562             9188            15333
7/16/2008                      15321             9420            15096
7/17/2008                      14922             9533            14701
7/18/2008                      15097             9536            14874
7/19/2008                      15097             9536            14874
7/20/2008                      15097             9536            14874
7/21/2008                      15696             9531            15468
7/22/2008                      15192             9660            14968
7/23/2008                      14461             9699            14246
7/24/2008                      14264             9475            14050
7/25/2008                      14451             9515            14235
7/26/2008                      14451             9515            14235
7/27/2008                      14451             9515            14235
7/28/2008                      14433             9338            14218
7/29/2008                      14269             9557            14055
7/30/2008                      15148             9716            14927
7/31/2008                      14591             9591            14374
8/1/2008                       14584             9537            14369
8/2/2008                       14584             9537            14369
8/3/2008                       14584             9537            14369
8/4/2008                       13683             9452            13477
8/5/2008                       13797             9724            13590
8/6/2008                       14190             9761            13978
8/7/2008                       13900             9587            13691
8/8/2008                       13731             9816            13525
8/9/2008                       13731             9816            13525
8/10/2008                      13731             9816            13525
8/11/2008                      13685             9887            13480
8/12/2008                      13641             9768            13435
8/13/2008                      14194             9743            13983
8/14/2008                      13986             9797            13778
8/15/2008                      13751             9838            13547
8/16/2008                      13751             9838            13547
8/17/2008                      13751             9838            13547
8/18/2008                      13519             9690            13316
8/19/2008                      13975             9601            13768
8/20/2008                      14464             9661            14254
8/21/2008                      14694             9686            14482
8/22/2008                      14352             9797            14142
8/23/2008                      14352             9797            14142
8/24/2008                      14352             9797            14142
8/25/2008                      14203             9604            13995
8/26/2008                      14525             9640            14314
8/27/2008                      14797             9718            14587
8/28/2008                      14582             9864            14373
8/29/2008                      14426             9729            14217
8/30/2008                      14426             9729            14217
8/31/2008                      14426             9729            14217
9/1/2008                       14426             9729            14217
9/2/2008                       13567             9690            13363
9/3/2008                       13442             9675            13239
9/4/2008                       13218             9386            13015
9/5/2008                       13223             9428            13021
9/6/2008                       13223             9428            13021
9/7/2008                       13223             9428            13021
9/8/2008                       13008             9623            12807
9/9/2008                       11969             9294            11773
9/10/2008                      12390             9352            12191
9/11/2008                      12681             9484            12482
9/12/2008                      13115             9504            12914
9/13/2008                      13115             9504            12914
9/14/2008                      13115             9504            12914
9/15/2008                      11958             9056            11761
9/16/2008                      12365             9215            12168
9/17/2008                      12061             8781            11864
9/18/2008                      12458             9164            12258
9/19/2008                      13439             9533            13235
9/20/2008                      13439             9533            13235
9/21/2008                      13439             9533            13235
9/22/2008                      13254             9169            13050
9/23/2008                      12814             9026            12616
9/24/2008                      12803             9008            12606
9/25/2008                      13050             9185            12853
9/26/2008                      12638             9216            12449
9/27/2008                      12638             9216            12449
9/28/2008                      12638             9216            12449
9/29/2008                      11062             8407            10899
9/30/2008                      11742             8862            11567
10/1/2008                      11320             8824            11153
10/2/2008                      10167             8469            10022
10/3/2008                      10109             8355             9963
10/4/2008                      10109             8355             9963
10/5/2008                      10109             8355             9963
10/6/2008                       9494             8034             9355
10/7/2008                       8717             7573             8590
10/8/2008                       8783             7491             8653
10/9/2008                       7864             6920             7746
10/10/2008                      7216             6840             7107
10/11/2008                      7216             6840             7107
10/12/2008                      7216             6840             7107
10/13/2008                      8774             7632             8644
10/14/2008                      8800             7591             8673
10/15/2008                      7313             6906             7207
10/16/2008                      7812             7200             7699
10/17/2008                      7959             7155             7844
10/18/2008                      7959             7155             7844
10/19/2008                      7959             7155             7844
10/20/2008                      8862             7496             8733
10/21/2008                      8530             7265             8407
10/22/2008                      7480             6824             7372
10/23/2008                      7730             6910             7618
10/24/2008                      7392             6672             7286
10/25/2008                      7392             6672             7286
10/26/2008                      7392             6672             7286
10/27/2008                      6911             6460             6813
10/28/2008                      7634             7157             7525
10/29/2008                      8031             7078             7915
10/30/2008                      8563             7262             8441
10/31/2008                      8725             7374             8600




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (11/01/06)
                                                                     --------   ---------------
RYDEX S&P EQUAL WEIGHT ENERGY ETF.................................    -39.28%            -7.71%
S&P 500 EQUAL WEIGHT ENERGY TOTAL RETURN INDEX....................    -39.06%            -7.28%
S&P 500 TOTAL RETURN INDEX........................................    -36.10%           -14.15%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               21                 ANNUAL REPORT

Rydex S&P Equal Weight Energy ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
SOUTHWESTERN ENERGY CO.                                                   3.91%
EXXON MOBIL CORP.                                                         3.38%
CHEVRON CORP.                                                             3.21%
NOBLE ENERGY, INC.                                                        3.17%
EOG RESOURCES, INC.                                                       3.11%
RANGE RESOURCES CORP.                                                     3.03%
WILLIAMS COS., INC.                                                       3.00%
DEVON ENERGY CORP.                                                        2.93%
SPECTRA ENERGY CORP.                                                      2.79%
OCCIDENTAL PETROLEUM CORP.                                                2.79%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Oil, Gas & Consumable Fuels                  71.86
Energy Equipment & Services                  28.14




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ending October 31, 2008, Rydex S&P Equal Weight Financials ETF returned -52.88%. For the same period, its benchmark, the S&P Equal Weight Financials Total Return Index, returned -51.98% as compared to its cap-weighted peer index, the S&P 500 Equal Weight Financials Total Return Index, which delivered a -52.09% total return for the same time period.

It's been a hard year for financials, which were already struggling before the massive credit crisis hit. Adding significantly to the losses in this sector was the insurance industry, the new pariah in the financials sector. That being said, the insurance industry was the biggest reason for the outperformance of the S&P 500 Equal Weight Financials Index. Despite having a larger allocation to insurance companies than its cap-weight counterpart, its broader diversification among companies in the industry allowed it to have less exposure to AIG in particular, which suffered a massive loss in value.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                                                    S&P 500
                              RYDEX S&P           S&P 500        EQUAL WEIGHT
                             EQUAL WEIGHT      TOTAL RETURN    FINANCIALS TOTAL
                          FINANCIALS ETF(A)      INDEX(B)       RETURN INDEX(C)
                          -----------------    ------------    ----------------
11/1/2006                       10000              10000              9999
11/2/2006                        9969               9999              9968
11/3/2006                        9926               9978              9925
11/4/2006                        9926               9978              9925
11/5/2006                        9926               9978              9925
11/6/2006                       10058              10091             10057
11/7/2006                       10066              10114             10066
11/8/2006                       10082              10137             10082
11/9/2006                       10021              10085             10021
11/10/2006                      10072              10104             10072
11/11/2006                      10072              10104             10072
11/12/2006                      10072              10104             10072
11/13/2006                      10091              10132             10092
11/14/2006                      10152              10198             10153
11/15/2006                      10165              10225             10166
11/16/2006                      10239              10249             10240
11/17/2006                      10212              10259             10215
11/18/2006                      10212              10259             10215
11/19/2006                      10212              10259             10215
11/20/2006                      10276              10254             10278
11/21/2006                      10282              10272             10283
11/22/2006                      10305              10297             10308
11/23/2006                      10305              10297             10308
11/24/2006                      10276              10260             10281
11/25/2006                      10276              10260             10281
11/26/2006                      10276              10260             10281
11/27/2006                      10091              10120             10093
11/28/2006                      10109              10158             10112
11/29/2006                      10198              10256             10202
11/30/2006                      10198              10264             10203
12/1/2006                       10159              10236             10163
12/2/2006                       10159              10236             10163
12/3/2006                       10159              10236             10163
12/4/2006                       10307              10327             10312
12/5/2006                       10340              10368             10345
12/6/2006                       10356              10357             10362
12/7/2006                       10321              10317             10327
12/8/2006                       10342              10336             10349
12/9/2006                       10342              10336             10349
12/10/2006                      10342              10336             10349
12/11/2006                      10373              10359             10380
12/12/2006                      10389              10349             10396
12/13/2006                      10383              10363             10391
12/14/2006                      10447              10453             10454
12/15/2006                      10474              10465             10482
12/16/2006                      10474              10465             10482
12/17/2006                      10474              10465             10482
12/18/2006                      10490              10431             10499
12/19/2006                      10482              10454             10491
12/20/2006                      10519              10440             10528
12/21/2006                      10478              10404             10487
12/22/2006                      10443              10350             10452
12/23/2006                      10443              10350             10452
12/24/2006                      10443              10350             10452
12/25/2006                      10443              10350             10452
12/26/2006                      10506              10395             10517
12/27/2006                      10584              10470             10595
12/28/2006                      10565              10455             10576
12/29/2006                      10505              10408             10517
12/30/2006                      10505              10408             10517
12/31/2006                      10505              10408             10517
1/1/2007                        10505              10408             10517
1/2/2007                        10505              10408             10517
1/3/2007                        10569              10398             10582
1/4/2007                        10555              10411             10567
1/5/2007                        10450              10347             10461
1/6/2007                        10450              10347             10461
1/7/2007                        10450              10347             10461
1/8/2007                        10483              10373             10494
1/9/2007                        10491              10368             10504
1/10/2007                       10542              10389             10556
1/11/2007                       10623              10455             10637
1/12/2007                       10648              10506             10664
1/13/2007                       10648              10506             10664
1/14/2007                       10648              10506             10664
1/15/2007                       10648              10506             10664
1/16/2007                       10664              10515             10679
1/17/2007                       10629              10506             10646
1/18/2007                       10609              10475             10624
1/19/2007                       10625              10506             10641
1/20/2007                       10625              10506             10641
1/21/2007                       10625              10506             10641
1/22/2007                       10590              10451             10605
1/23/2007                       10611              10488             10627
1/24/2007                       10727              10577             10743
1/25/2007                       10607              10458             10624
1/26/2007                       10635              10445             10652
1/27/2007                       10635              10445             10652
1/28/2007                       10635              10445             10652
1/29/2007                       10621              10435             10638
1/30/2007                       10698              10495             10715
1/31/2007                       10745              10566             10764
2/1/2007                        10820              10625             10839
2/2/2007                        10861              10643             10880
2/3/2007                        10861              10643             10880
2/4/2007                        10861              10643             10880
2/5/2007                        10840              10634             10860
2/6/2007                        10925              10641             10945
2/7/2007                        10993              10660             11013
2/8/2007                        10944              10648             10964
2/9/2007                        10840              10573             10860
2/10/2007                       10840              10573             10860
2/11/2007                       10840              10573             10860
2/12/2007                       10784              10539             10805
2/13/2007                       10886              10621             10906
2/14/2007                       10962              10705             10983
2/15/2007                       10995              10717             11017
2/16/2007                       11010              10708             11032
2/17/2007                       11010              10708             11032
2/18/2007                       11010              10708             11032
2/19/2007                       11010              10708             11032
2/20/2007                       11068              10739             11090
2/21/2007                       11031              10724             11053
2/22/2007                       11006              10717             11028
2/23/2007                       10894              10680             10918
2/24/2007                       10894              10680             10918
2/25/2007                       10894              10680             10918
2/26/2007                       10826              10668             10847
2/27/2007                       10472              10299             10491
2/28/2007                       10536              10359             10558
3/1/2007                        10497              10332             10517
3/2/2007                        10381              10215             10402
3/3/2007                        10381              10215             10402
3/4/2007                        10381              10215             10402
3/5/2007                        10191              10119             10210
3/6/2007                        10396              10276             10416
3/7/2007                        10325              10254             10345
3/8/2007                        10427              10327             10449
3/9/2007                        10458              10334             10480
3/10/2007                       10458              10334             10480
3/11/2007                       10458              10334             10480
3/12/2007                       10462              10362             10483
3/13/2007                       10135              10154             10156
3/14/2007                       10199              10223             10221
3/15/2007                       10284              10261             10305
3/16/2007                       10234              10222             10256
3/17/2007                       10234              10222             10256
3/18/2007                       10234              10222             10256
3/19/2007                       10342              10333             10364
3/20/2007                       10404              10399             10426
3/21/2007                       10644              10577             10669
3/22/2007                       10576              10573             10603
3/23/2007                       10611              10584             10637
3/24/2007                       10611              10584             10637
3/25/2007                       10611              10584             10637
3/26/2007                       10559              10595             10585
3/27/2007                       10464              10529             10490
3/28/2007                       10344              10448             10369
3/29/2007                       10396              10487             10421
3/30/2007                       10394              10475             10420
3/31/2007                       10394              10475             10420
4/1/2007                        10394              10475             10420
4/2/2007                        10356              10502             10382
4/3/2007                        10495              10602             10521
4/4/2007                        10464              10614             10490
4/5/2007                        10477              10649             10503
4/6/2007                        10477              10649             10503
4/7/2007                        10477              10649             10503
4/8/2007                        10477              10649             10503
4/9/2007                        10466              10655             10493
4/10/2007                       10475              10684             10503
4/11/2007                       10398              10615             10426
4/12/2007                       10400              10681             10429
4/13/2007                       10481              10718             10511
4/14/2007                       10481              10718             10511
4/15/2007                       10481              10718             10511
4/16/2007                       10686              10833             10718
4/17/2007                       10730              10855             10763
4/18/2007                       10809              10863             10841
4/19/2007                       10774              10850             10807
4/20/2007                       10842              10951             10875
4/21/2007                       10842              10951             10875
4/22/2007                       10842              10951             10875
4/23/2007                       10805              10926             10838
4/24/2007                       10763              10922             10796
4/25/2007                       10900              11034             10934
4/26/2007                       10879              11026             10914
4/27/2007                       10869              11025             10904
4/28/2007                       10869              11025             10904
4/29/2007                       10869              11025             10904
4/30/2007                       10757              10939             10791
5/1/2007                        10749              10968             10782
5/2/2007                        10838              11040             10872
5/3/2007                        10921              11091             10957
5/4/2007                        10935              11115             10971
5/5/2007                        10935              11115             10971
5/6/2007                        10935              11115             10971
5/7/2007                        10967              11144             11002
5/8/2007                        10940              11132             10977
5/9/2007                        11010              11171             11048
5/10/2007                       10859              11017             10894
5/11/2007                       10981              11124             11018
5/12/2007                       10981              11124             11018
5/13/2007                       10981              11124             11018
5/14/2007                       10923              11105             10959
5/15/2007                       10875              11091             10911
5/16/2007                       10940              11190             10976
5/17/2007                       10904              11181             10941
5/18/2007                       10927              11255             10965
5/19/2007                       10927              11255             10965
5/20/2007                       10927              11255             10965
5/21/2007                       10942              11272             10980
5/22/2007                       10973              11265             11011
5/23/2007                       10954              11252             10993
5/24/2007                       10823              11144             10861
5/25/2007                       10850              11205             10889
5/26/2007                       10850              11205             10889
5/27/2007                       10850              11205             10889
5/28/2007                       10850              11205             10889
5/29/2007                       10933              11224             10972
5/30/2007                       11043              11318             11083
5/31/2007                       11021              11321             11061
6/1/2007                        11058              11363             11099
6/2/2007                        11058              11363             11099
6/3/2007                        11058              11363             11099
6/4/2007                        11072              11384             11115
6/5/2007                        10977              11324             11017
6/6/2007                        10902              11226             10942
6/7/2007                        10688              11030             10727
6/8/2007                        10821              11155             10862
6/9/2007                        10821              11155             10862
6/10/2007                       10821              11155             10862
6/11/2007                       10844              11166             10885
6/12/2007                       10713              11047             10752
6/13/2007                       10886              11217             10927
6/14/2007                       10881              11272             10923
6/15/2007                       10944              11345             10985
6/16/2007                       10944              11345             10985
6/17/2007                       10944              11345             10985
6/18/2007                       10927              11332             10965
6/19/2007                       10946              11352             10987
6/20/2007                       10765              11197             10806
6/21/2007                       10790              11269             10830
6/22/2007                       10641              11124             10680
6/23/2007                       10641              11124             10680
6/24/2007                       10641              11124             10680
6/25/2007                       10566              11088             10605
6/26/2007                       10556              11053             10594
6/27/2007                       10651              11154             10692
6/28/2007                       10651              11150             10692
6/29/2007                       10589              11133             10629
6/30/2007                       10589              11133             10629
7/1/2007                        10589              11133             10629
7/2/2007                        10739              11252             10779
7/3/2007                        10781              11294             10823
7/4/2007                        10781              11294             10823
7/5/2007                        10756              11298             10799
7/6/2007                        10791              11339             10835
7/7/2007                        10791              11339             10835
7/8/2007                        10791              11339             10835
7/9/2007                        10753              11349             10797
7/10/2007                       10497              11188             10538
7/11/2007                       10533              11254             10575
7/12/2007                       10745              11468             10788
7/13/2007                       10770              11504             10814
7/14/2007                       10770              11504             10814
7/15/2007                       10770              11504             10814
7/16/2007                       10737              11482             10781
7/17/2007                       10718              11481             10762
7/18/2007                       10595              11458             10638
7/19/2007                       10585              11510             10628
7/20/2007                       10382              11369             10425
7/21/2007                       10382              11369             10425
7/22/2007                       10382              11369             10425
7/23/2007                       10376              11425             10419
7/24/2007                       10070              11199             10110
7/25/2007                       10149              11251             10190
7/26/2007                        9893              10988              9932
7/27/2007                        9745              10814              9786
7/28/2007                        9745              10814              9786
7/29/2007                        9745              10814              9786
7/30/2007                        9866              10925              9906
7/31/2007                        9699              10787              9738
8/1/2007                         9722              10866              9762
8/2/2007                         9753              10916              9793
8/3/2007                         9340              10627              9379
8/4/2007                         9340              10627              9379
8/5/2007                         9340              10627              9379
8/6/2007                         9743              10884              9784
8/7/2007                         9830              10951              9871
8/8/2007                        10074              11109             10118
8/9/2007                         9728              10781              9770
8/10/2007                        9659              10786              9701
8/11/2007                        9659              10786              9701
8/12/2007                        9659              10786              9701
8/13/2007                        9590              10782              9631
8/14/2007                        9321              10587              9361
8/15/2007                        9205              10443              9243
8/16/2007                        9522              10477              9563
8/17/2007                        9855              10735              9899
8/18/2007                        9855              10735              9899
8/19/2007                        9855              10735              9899
8/20/2007                        9782              10732              9825
8/21/2007                        9863              10744              9908
8/22/2007                        9957              10870             10002
8/23/2007                        9884              10858              9929
8/24/2007                        9936              10985              9983
8/25/2007                        9936              10985              9983
8/26/2007                        9936              10985              9983
8/27/2007                        9803              10892              9848
8/28/2007                        9484              10636              9527
8/29/2007                        9686              10872              9732
8/30/2007                        9590              10827              9634
8/31/2007                        9732              10949              9778
9/1/2007                         9732              10949              9778
9/2/2007                         9732              10949              9778
9/3/2007                         9732              10949              9778
9/4/2007                         9847              11064              9894
9/5/2007                         9651              10942              9696
9/6/2007                         9651              10990              9696
9/7/2007                         9482              10804              9526
9/8/2007                         9482              10804              9526
9/9/2007                         9482              10804              9526
9/10/2007                        9438              10791              9482
9/11/2007                        9559              10938              9603
9/12/2007                        9542              10942              9588
9/13/2007                        9699              11034              9745
9/14/2007                        9709              11037              9756
9/15/2007                        9709              11037              9756
9/16/2007                        9709              11037              9756
9/17/2007                        9645              10980              9691
9/18/2007                       10072              11301             10123
9/19/2007                       10166              11370             10219
9/20/2007                        9966              11296             10017
9/21/2007                        9976              11348             10027
9/22/2007                        9976              11348             10027
9/23/2007                        9976              11348             10027
9/24/2007                        9872              11289              9923
9/25/2007                        9837              11285              9886
9/26/2007                        9901              11348              9953
9/27/2007                        9995              11393             10048
9/28/2007                        9970              11359             10022
9/29/2007                        9970              11359             10022
9/30/2007                        9970              11359             10022
10/1/2007                       10184              11510             10240
10/2/2007                       10259              11507             10316
10/3/2007                       10253              11457             10309
10/4/2007                       10280              11481             10337
10/5/2007                       10441              11594             10500
10/6/2007                       10441              11594             10500
10/7/2007                       10441              11594             10500
10/8/2007                       10341              11557             10399
10/9/2007                       10441              11650             10501
10/10/2007                      10349              11631             10408
10/11/2007                      10284              11572             10343
10/12/2007                      10278              11627             10336
10/13/2007                      10278              11627             10336
10/14/2007                      10278              11627             10336
10/15/2007                      10087              11530             10143
10/16/2007                       9920              11454              9973
10/17/2007                       9872              11475              9926
10/18/2007                       9786              11467              9837
10/19/2007                       9501              11173              9549
10/20/2007                       9501              11173              9549
10/21/2007                       9501              11173              9549
10/22/2007                       9614              11216              9664
10/23/2007                       9683              11315              9735
10/24/2007                       9585              11287              9635
10/25/2007                       9518              11276              9569
10/26/2007                       9744              11432              9795
10/27/2007                       9744              11432              9795
10/28/2007                       9744              11432              9795
10/29/2007                       9729              11476              9782
10/30/2007                       9685              11402              9738
10/31/2007                       9777              11539              9829
11/1/2007                        9398              11237              9444
11/2/2007                        9256              11247              9304
11/3/2007                        9256              11247              9304
11/4/2007                        9256              11247              9304
11/5/2007                        9163              11192              9214
11/6/2007                        9310              11327              9367
11/7/2007                        8879              11000              8931
11/8/2007                        8948              10994              8997
11/9/2007                        8954              10837              9014
11/10/2007                       8954              10837              9014
11/11/2007                       8954              10837              9014
11/12/2007                       8925              10729              8983
11/13/2007                       9319              11045              9386
11/14/2007                       9233              10970              9301
11/15/2007                       9000              10825              9064
11/16/2007                       8933              10882              8994
11/17/2007                       8933              10882              8994
11/18/2007                       8933              10882              8994
11/19/2007                       8686              10692              8744
11/20/2007                       8577              10741              8634
11/21/2007                       8422              10571              8476
11/22/2007                       8422              10571              8476
11/23/2007                       8680              10750              8739
11/24/2007                       8680              10750              8739
11/25/2007                       8680              10750              8739
11/26/2007                       8302              10500              8356
11/27/2007                       8499              10658              8552
11/28/2007                       8920              10966              8978
11/29/2007                       8843              10972              8904
11/30/2007                       9059              11057              9128
12/1/2007                        9059              11057              9128
12/2/2007                        9059              11057              9128
12/3/2007                        8962              10992              9033
12/4/2007                        8807              10920              8876
12/5/2007                        8969              11092              9038
12/6/2007                        9222              11260              9296
12/7/2007                        9143              11240              9215
12/8/2007                        9143              11240              9215
12/9/2007                        9143              11240              9215
12/10/2007                       9354              11325              9429
12/11/2007                       8856              11039              8925
12/12/2007                       8828              11107              8899
12/13/2007                       8793              11121              8861
12/14/2007                       8594              10969              8662
12/15/2007                       8594              10969              8662
12/16/2007                       8594              10969              8662
12/17/2007                       8508              10804              8574
12/18/2007                       8543              10872              8610
12/19/2007                       8552              10857              8619
12/20/2007                       8487              10914              8553
12/21/2007                       8669              11097              8738
12/22/2007                       8669              11097              8738
12/23/2007                       8669              11097              8738
12/24/2007                       8826              11187              8899
12/25/2007                       8826              11187              8899
12/26/2007                       8784              11196              8857
12/27/2007                       8608              11040              8676
12/28/2007                       8528              11056              8595
12/29/2007                       8528              11056              8595
12/30/2007                       8528              11056              8595
12/31/2007                       8587              10980              8657
1/1/2008                         8587              10980              8657
1/2/2008                         8416              10824              8484
1/3/2008                         8330              10824              8395
1/4/2008                         8040              10558              8098
1/5/2008                         8040              10558              8098
1/6/2008                         8040              10558              8098
1/7/2008                         8073              10592              8134
1/8/2008                         7711              10401              7766
1/9/2008                         7833              10544              7891
1/10/2008                        8073              10628              8135
1/11/2008                        8086              10484              8147
1/12/2008                        8086              10484              8147
1/13/2008                        8086              10484              8147
1/14/2008                        8124              10598              8187
1/15/2008                        7858              10334              7916
1/16/2008                        7920              10277              7978
1/17/2008                        7515               9979              7565
1/18/2008                        7406               9918              7455
1/19/2008                        7406               9918              7455
1/20/2008                        7406               9918              7455
1/21/2008                        7406               9918              7455
1/22/2008                        7602               9809              7654
1/23/2008                        8149              10019              8211
1/24/2008                        8160              10120              8221
1/25/2008                        8006               9960              8064
1/26/2008                        8006               9960              8064
1/27/2008                        8006               9960              8064
1/28/2008                        8254              10135              8318
1/29/2008                        8374              10198              8440
1/30/2008                        8269              10150              8332
1/31/2008                        8524              10322              8590
2/1/2008                         8739              10448              8811
2/2/2008                         8739              10448              8811
2/3/2008                         8739              10448              8811
2/4/2008                         8513              10339              8582
2/5/2008                         8151              10009              8211
2/6/2008                         8077               9937              8135
2/7/2008                         8229              10017              8291
2/8/2008                         8054               9975              8112
2/9/2008                         8054               9975              8112
2/10/2008                        8054               9975              8112
2/11/2008                        7915              10035              7972
2/12/2008                        8035              10108              8093
2/13/2008                        8088              10249              8147
2/14/2008                        7962              10112              8019
2/15/2008                        8019              10121              8077
2/16/2008                        8019              10121              8077
2/17/2008                        8019              10121              8077
2/18/2008                        8019              10121              8077
2/19/2008                        7926              10113              7984
2/20/2008                        8063              10198              8124
2/21/2008                        7926              10070              7984
2/22/2008                        8061              10151              8122
2/23/2008                        8061              10151              8122
2/24/2008                        8061              10151              8122
2/25/2008                        8210              10291              8276
2/26/2008                        8248              10362              8313
2/27/2008                        8278              10355              8345
2/28/2008                        8046              10264              8108
2/29/2008                        7741               9986              7797
3/1/2008                         7741               9986              7797
3/2/2008                         7741               9986              7797
3/3/2008                         7667               9992              7722
3/4/2008                         7625               9957              7679
3/5/2008                         7587              10015              7642
3/6/2008                         7290               9796              7337
3/7/2008                         7340               9713              7390
3/8/2008                         7340               9713              7390
3/9/2008                         7340               9713              7390
3/10/2008                        7130               9564              7174
3/11/2008                        7650               9919              7704
3/12/2008                        7471               9833              7521
3/13/2008                        7534               9883              7587
3/14/2008                        7235               9678              7280
3/15/2008                        7235               9678              7280
3/16/2008                        7235               9678              7280
3/17/2008                        7035               9593              7077
3/18/2008                        7543              10000              7597
3/19/2008                        7378               9757              7429
3/20/2008                        7783               9991              7844
3/21/2008                        7783               9991              7844
3/22/2008                        7783               9991              7844
3/23/2008                        7783               9991              7844
3/24/2008                        7973              10144              8034
3/25/2008                        7984              10167              8044
3/26/2008                        7735              10079              7791
3/27/2008                        7596               9965              7650
3/28/2008                        7440               9887              7492
3/29/2008                        7440               9887              7492
3/30/2008                        7440               9887              7492
3/31/2008                        7499               9943              7553
4/1/2008                         7993              10300              8055
4/2/2008                         7991              10282              8053
4/3/2008                         8047              10296              8109
4/4/2008                         7898              10304              7960
4/5/2008                         7898              10304              7960
4/6/2008                         7898              10304              7960
4/7/2008                         8008              10320              8068
4/8/2008                         7866              10271              7925
4/9/2008                         7692              10189              7752
4/10/2008                        7677              10235              7736
4/11/2008                        7548              10027              7605
4/12/2008                        7548              10027              7605
4/13/2008                        7548              10027              7605
4/14/2008                        7363               9993              7420
4/15/2008                        7446              10039              7504
4/16/2008                        7669              10268              7731
4/17/2008                        7805              10275              7866
4/18/2008                        7906              10461              7969
4/19/2008                        7906              10461              7969
4/20/2008                        7906              10461              7969
4/21/2008                        7766              10445              7828
4/22/2008                        7688              10353              7749
4/23/2008                        7605              10383              7670
4/24/2008                        7868              10450              7937
4/25/2008                        7968              10518              8036
4/26/2008                        7968              10518              8036
4/27/2008                        7968              10518              8036
4/28/2008                        7983              10508              8051
4/29/2008                        7953              10467              8020
4/30/2008                        7873              10427              7939
5/1/2008                         8191              10608              8259
5/2/2008                         8227              10642              8297
5/3/2008                         8227              10642              8297
5/4/2008                         8227              10642              8297
5/5/2008                         8104              10595              8175
5/6/2008                         8191              10677              8263
5/7/2008                         7923              10488              7994
5/8/2008                         7841              10527              7912
5/9/2008                         7783              10458              7854
5/10/2008                        7783              10458              7854
5/11/2008                        7783              10458              7854
5/12/2008                        7953              10573              8027
5/13/2008                        7881              10572              7956
5/14/2008                        7953              10616              8030
5/15/2008                        8072              10730              8149
5/16/2008                        7968              10744              8043
5/17/2008                        7968              10744              8043
5/18/2008                        7968              10744              8043
5/19/2008                        7943              10754              8020
5/20/2008                        7790              10654              7866
5/21/2008                        7586              10484              7662
5/22/2008                        7652              10513              7728
5/23/2008                        7525              10375              7601
5/24/2008                        7525              10375              7601
5/25/2008                        7525              10375              7601
5/26/2008                        7525              10375              7601
5/27/2008                        7601              10446              7678
5/28/2008                        7563              10489              7639
5/29/2008                        7692              10546              7771
5/30/2008                        7629              10562              7707
5/31/2008                        7629              10562              7707
6/1/2008                         7629              10562              7707
6/2/2008                         7499              10452              7578
6/3/2008                         7482              10392              7560
6/4/2008                         7433              10393              7512
6/5/2008                         7612              10597              7693
6/6/2008                         7253              10271              7331
6/7/2008                         7253              10271              7331
6/8/2008                         7253              10271              7331
6/9/2008                         7105              10279              7184
6/10/2008                        7160              10254              7239
6/11/2008                        6914              10083              6991
6/12/2008                        7045              10117              7125
6/13/2008                        7166              10269              7247
6/14/2008                        7166              10269              7247
6/15/2008                        7166              10269              7247
6/16/2008                        7255              10270              7337
6/17/2008                        7043              10201              7122
6/18/2008                        6948              10102              7025
6/19/2008                        7011              10143              7090
6/20/2008                        6867               9955              6944
6/21/2008                        6867               9955              6944
6/22/2008                        6867               9955              6944
6/23/2008                        6659               9955              6733
6/24/2008                        6727               9927              6803
6/25/2008                        6769               9986              6848
6/26/2008                        6494               9695              6566
6/27/2008                        6426               9660              6495
6/28/2008                        6426               9660              6495
6/29/2008                        6426               9660              6495
6/30/2008                        6292               9672              6360
7/1/2008                         6380               9711              6449
7/2/2008                         6271               9535              6337
7/3/2008                         6213               9545              6279
7/4/2008                         6213               9545              6279
7/5/2008                         6213               9545              6279
7/6/2008                         6213               9545              6279
7/7/2008                         6006               9465              6070
7/8/2008                         6397               9631              6467
7/9/2008                         6033               9412              6097
7/10/2008                        5982               9478              6046
7/11/2008                        5850               9374              5914
7/12/2008                        5850               9374              5914
7/13/2008                        5850               9374              5914
7/14/2008                        5503               9289              5561
7/15/2008                        5416               9188              5473
7/16/2008                        5978               9420              6045
7/17/2008                        6352               9533              6425
7/18/2008                        6388               9536              6462
7/19/2008                        6388               9536              6462
7/20/2008                        6388               9536              6462
7/21/2008                        6296               9531              6369
7/22/2008                        6673               9660              6749
7/23/2008                        6809               9699              6890
7/24/2008                        6333               9475              6406
7/25/2008                        6324               9515              6396
7/26/2008                        6324               9515              6396
7/27/2008                        6324               9515              6396
7/28/2008                        6072               9338              6139
7/29/2008                        6497               9557              6572
7/30/2008                        6568               9716              6644
7/31/2008                        6504               9591              6580
8/1/2008                         6566               9537              6645
8/2/2008                         6566               9537              6645
8/3/2008                         6566               9537              6645
8/4/2008                         6491               9452              6568
8/5/2008                         6824               9724              6907
8/6/2008                         6799               9761              6881
8/7/2008                         6514               9587              6592
8/8/2008                         6760               9816              6842
8/9/2008                         6760               9816              6842
8/10/2008                        6760               9816              6842
8/11/2008                        6891               9887              6976
8/12/2008                        6583               9768              6662
8/13/2008                        6433               9743              6510
8/14/2008                        6626               9797              6706
8/15/2008                        6726               9838              6808
8/16/2008                        6726               9838              6808
8/17/2008                        6726               9838              6808
8/18/2008                        6504               9690              6585
8/19/2008                        6316               9601              6391
8/20/2008                        6350               9661              6428
8/21/2008                        6281               9686              6357
8/22/2008                        6480               9797              6558
8/23/2008                        6480               9797              6558
8/24/2008                        6480               9797              6558
8/25/2008                        6294               9604              6371
8/26/2008                        6346               9640              6424
8/27/2008                        6463               9718              6545
8/28/2008                        6771               9864              6859
8/29/2008                        6754               9729              6843
8/30/2008                        6754               9729              6843
8/31/2008                        6754               9729              6843
9/1/2008                         6754               9729              6843
9/2/2008                         6869               9690              6961
9/3/2008                         6972               9675              7065
9/4/2008                         6683               9386              6771
9/5/2008                         6873               9428              6965
9/6/2008                         6873               9428              6965
9/7/2008                         6873               9428              6965
9/8/2008                         7151               9623              7250
9/9/2008                         6685               9294              6773
9/10/2008                        6632               9352              6719
9/11/2008                        6709               9484              6797
9/12/2008                        6749               9504              6837
9/13/2008                        6749               9504              6837
9/14/2008                        6749               9504              6837
9/15/2008                        6200               9056              6279
9/16/2008                        6506               9215              6591
9/17/2008                        5978               8781              6055
9/18/2008                        6801               9164              6891
9/19/2008                        7397               9533              7497
9/20/2008                        7397               9533              7497
9/21/2008                        7397               9533              7497
9/22/2008                        6724               9169              6830
9/23/2008                        6632               9026              6740
9/24/2008                        6480               9008              6609
9/25/2008                        6607               9185              6745
9/26/2008                        6641               9216              6799
9/27/2008                        6641               9216              6799
9/28/2008                        6641               9216              6799
9/29/2008                        5504               8407              5661
9/30/2008                        6156               8862              6325
10/1/2008                        6237               8824              6392
10/2/2008                        5893               8469              6030
10/3/2008                        5770               8355              5898
10/4/2008                        5770               8355              5898
10/5/2008                        5770               8355              5898
10/6/2008                        5514               8034              5642
10/7/2008                        4989               7573              5109
10/8/2008                        4796               7491              4914
10/9/2008                        4125               6920              4235
10/10/2008                       4421               6840              4541
10/11/2008                       4421               6840              4541
10/12/2008                       4421               6840              4541
10/13/2008                       4888               7632              5015
10/14/2008                       5164               7591              5283
10/15/2008                       4632               6906              4738
10/16/2008                       4729               7200              4838
10/17/2008                       4680               7155              4788
10/18/2008                       4680               7155              4788
10/19/2008                       4680               7155              4788
10/20/2008                       4789               7496              4903
10/21/2008                       4684               7265              4792
10/22/2008                       4294               6824              4392
10/23/2008                       4174               6910              4270
10/24/2008                       4010               6672              4105
10/25/2008                       4010               6672              4105
10/26/2008                       4010               6672              4105
10/27/2008                       3851               6460              3939
10/28/2008                       4387               7157              4491
10/29/2008                       4335               7078              4438
10/30/2008                       4404               7262              4509
10/31/2008                       4606               7374              4720




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (11/01/06)
                                                                     --------   ---------------
RYDEX S&P EQUAL WEIGHT FINANCIALS ETF.............................    -52.88%           -32.13%
S&P 500 EQUAL WEIGHT FINANCIALS TOTAL RETURN INDEX................    -51.98%           -31.34%
S&P 500 TOTAL RETURN INDEX........................................    -36.10%           -14.15%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               23                 ANNUAL REPORT

Rydex S&P Equal Weight Financials ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
INTERCONTINENTAL EXCHANGE, INC.                                           1.96%
BANK OF NEW YORK MELLON CORP.                                             1.74%
JPMORGAN CHASE & CO.                                                      1.73%
HUDSON CITY BANCORP, INC.                                                 1.64%
WELLS FARGO & CO.                                                         1.59%
BB&T CORP.                                                                1.59%
KEYCORP.                                                                  1.58%
AON CORP.                                                                 1.58%
M&T BANK CORP.                                                            1.58%
MARSH & MCLENNAN COS., INC.                                               1.56%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Insurance                                    22.90
Commercial Banks                             21.79
Capital Markets                              19.39
Real Estate Investment Trusts (REITs)        14.62
Diversified Financial Services               12.94
Consumer Finance                              5.25
Thrifts & Mortgage Finance                    2.22
Real Estate Management & Development          0.89




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ending October 31, 2008, Rydex S&P Equal Weight Health Care ETF returned -26.98%. For the same period, its benchmark, the S&P Equal Weight Health Care Total Return Index, returned -25.75%. Rydex S&P Equal Weight Health Care ETF underperformed the cap-weighted S&P 500 Health Care Index by only about 3% for the year ending 10/31/08.

Both Rydex S&P Equal Weight Health Care ETF and traditional cap-weighted strategies were bolstered by strong gains in biotechnology leaders and hurt by the health care providers and services industry, once of the hardest hit industries in the health care sector. Indeed, it was this equal weight exposure to the health care providers and services industry that was most responsible for the Rydex S&P Equal Weight Health Care ETF underperformance, while the cap-weighted S&P 500 Health Care Index was hurt most by pharmaceuticals.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                                              S&P 500
                             RYDEX S&P                     EQUAL WEIGHT
                           EQUAL WEIGHT       S&P 500       HEALTH CARE
                            HEALTH CARE    TOTAL RETURN    TOTAL RETURN
                              ETF(A)         INDEX(B)        INDEX(C)
                           ------------    ------------    ------------
11/1/2006                      10000           10000           10002
11/2/2006                      10053            9999           10053
11/3/2006                       9994            9978            9995
11/4/2006                       9994            9978            9995
11/5/2006                       9994            9978            9995
11/6/2006                      10121           10091           10123
11/7/2006                      10190           10114           10193
11/8/2006                      10045           10137           10053
11/9/2006                       9865           10085            9872
11/10/2006                      9919           10104            9931
11/11/2006                      9919           10104            9931
11/12/2006                      9919           10104            9931
11/13/2006                      9935           10132            9945
11/14/2006                      9994           10198           10005
11/15/2006                     10036           10225           10047
11/16/2006                     10095           10249           10106
11/17/2006                     10083           10259           10095
11/18/2006                     10083           10259           10095
11/19/2006                     10083           10259           10095
11/20/2006                     10047           10254           10057
11/21/2006                     10038           10272           10050
11/22/2006                     10105           10297           10116
11/23/2006                     10105           10297           10116
11/24/2006                     10055           10260           10068
11/25/2006                     10055           10260           10068
11/26/2006                     10055           10260           10068
11/27/2006                      9978           10120            9989
11/28/2006                      9994           10158           10006
11/29/2006                     10059           10256           10071
11/30/2006                     10111           10264           10123
12/1/2006                      10103           10236           10116
12/2/2006                      10103           10236           10116
12/3/2006                      10103           10236           10116
12/4/2006                      10210           10327           10225
12/5/2006                      10247           10368           10261
12/6/2006                      10281           10357           10295
12/7/2006                      10257           10317           10271
12/8/2006                      10267           10336           10280
12/9/2006                      10267           10336           10280
12/10/2006                     10267           10336           10280
12/11/2006                     10293           10359           10307
12/12/2006                     10299           10349           10314
12/13/2006                     10267           10363           10282
12/14/2006                     10303           10453           10319
12/15/2006                     10328           10465           10342
12/16/2006                     10328           10465           10342
12/17/2006                     10328           10465           10342
12/18/2006                     10313           10431           10329
12/19/2006                     10350           10454           10365
12/20/2006                     10366           10440           10382
12/21/2006                     10364           10404           10381
12/22/2006                     10305           10350           10323
12/23/2006                     10305           10350           10323
12/24/2006                     10305           10350           10323
12/25/2006                     10305           10350           10323
12/26/2006                     10319           10395           10337
12/27/2006                     10349           10470           10367
12/28/2006                     10345           10455           10363
12/29/2006                     10309           10408           10326
12/30/2006                     10309           10408           10326
12/31/2006                     10309           10408           10326
1/1/2007                       10309           10408           10326
1/2/2007                       10309           10408           10326
1/3/2007                       10293           10398           10312
1/4/2007                       10360           10411           10378
1/5/2007                       10313           10347           10332
1/6/2007                       10313           10347           10332
1/7/2007                       10313           10347           10332
1/8/2007                       10362           10373           10380
1/9/2007                       10352           10368           10370
1/10/2007                      10380           10389           10398
1/11/2007                      10503           10455           10523
1/12/2007                      10544           10506           10564
1/13/2007                      10544           10506           10564
1/14/2007                      10544           10506           10564
1/15/2007                      10544           10506           10564
1/16/2007                      10582           10515           10603
1/17/2007                      10643           10506           10664
1/18/2007                      10641           10475           10662
1/19/2007                      10659           10506           10681
1/20/2007                      10659           10506           10681
1/21/2007                      10659           10506           10681
1/22/2007                      10598           10451           10620
1/23/2007                      10600           10488           10622
1/24/2007                      10675           10577           10698
1/25/2007                      10637           10458           10659
1/26/2007                      10621           10445           10642
1/27/2007                      10621           10445           10642
1/28/2007                      10621           10445           10642
1/29/2007                      10641           10435           10664
1/30/2007                      10730           10495           10752
1/31/2007                      10782           10566           10805
2/1/2007                       10861           10625           10885
2/2/2007                       10857           10643           10880
2/3/2007                       10857           10643           10880
2/4/2007                       10857           10643           10880
2/5/2007                       10861           10634           10886
2/6/2007                       10853           10641           10877
2/7/2007                       10871           10660           10896
2/8/2007                       10879           10648           10903
2/9/2007                       10835           10573           10859
2/10/2007                      10835           10573           10859
2/11/2007                      10835           10573           10859
2/12/2007                      10817           10539           10841
2/13/2007                      10851           10621           10876
2/14/2007                      10922           10705           10947
2/15/2007                      11009           10717           11035
2/16/2007                      10981           10708           11007
2/17/2007                      10981           10708           11007
2/18/2007                      10981           10708           11007
2/19/2007                      10981           10708           11007
2/20/2007                      11013           10739           11039
2/21/2007                      10997           10724           11023
2/22/2007                      10975           10717           11002
2/23/2007                      10952           10680           10980
2/24/2007                      10952           10680           10980
2/25/2007                      10952           10680           10980
2/26/2007                      10924           10668           10951
2/27/2007                      10610           10299           10636
2/28/2007                      10651           10359           10677
3/1/2007                       10580           10332           10606
3/2/2007                       10463           10215           10489
3/3/2007                       10463           10215           10489
3/4/2007                       10463           10215           10489
3/5/2007                       10376           10119           10402
3/6/2007                       10497           10276           10525
3/7/2007                       10467           10254           10494
3/8/2007                       10534           10327           10562
3/9/2007                       10548           10334           10576
3/10/2007                      10548           10334           10576
3/11/2007                      10548           10334           10576
3/12/2007                      10578           10362           10606
3/13/2007                      10410           10154           10439
3/14/2007                      10481           10223           10509
3/15/2007                      10515           10261           10544
3/16/2007                      10504           10222           10533
3/17/2007                      10504           10222           10533
3/18/2007                      10504           10222           10533
3/19/2007                      10616           10333           10655
3/20/2007                      10642           10399           10680
3/21/2007                      10755           10577           10808
3/22/2007                      10792           10573           10834
3/23/2007                      10796           10584           10839
3/24/2007                      10796           10584           10839
3/25/2007                      10796           10584           10839
3/26/2007                      10794           10595           10837
3/27/2007                      10741           10529           10784
3/28/2007                      10690           10448           10734
3/29/2007                      10707           10487           10750
3/30/2007                      10743           10475           10786
3/31/2007                      10743           10475           10786
4/1/2007                       10743           10475           10786
4/2/2007                       10777           10502           10822
4/3/2007                       10911           10602           10955
4/4/2007                       10941           10614           10986
4/5/2007                       11020           10649           11067
4/6/2007                       11020           10649           11067
4/7/2007                       11020           10649           11067
4/8/2007                       11020           10649           11067
4/9/2007                       11022           10655           11069
4/10/2007                      11057           10684           11104
4/11/2007                      11045           10615           11091
4/12/2007                      11168           10681           11216
4/13/2007                      11243           10718           11291
4/14/2007                      11243           10718           11291
4/15/2007                      11243           10718           11291
4/16/2007                      11346           10833           11395
4/17/2007                      11366           10855           11416
4/18/2007                      11354           10863           11403
4/19/2007                      11383           10850           11432
4/20/2007                      11449           10951           11501
4/21/2007                      11449           10951           11501
4/22/2007                      11449           10951           11501
4/23/2007                      11536           10926           11588
4/24/2007                      11571           10922           11624
4/25/2007                      11603           11034           11655
4/26/2007                      11589           11026           11641
4/27/2007                      11557           11025           11608
4/28/2007                      11557           11025           11608
4/29/2007                      11557           11025           11608
4/30/2007                      11490           10939           11542
5/1/2007                       11547           10968           11600
5/2/2007                       11630           11040           11683
5/3/2007                       11646           11091           11699
5/4/2007                       11690           11115           11744
5/5/2007                       11690           11115           11744
5/6/2007                       11690           11115           11744
5/7/2007                       11729           11144           11784
5/8/2007                       11696           11132           11750
5/9/2007                       11729           11171           11783
5/10/2007                      11565           11017           11620
5/11/2007                      11623           11124           11679
5/12/2007                      11623           11124           11679
5/13/2007                      11623           11124           11679
5/14/2007                      11579           11105           11634
5/15/2007                      11581           11091           11636
5/16/2007                      11704           11190           11760
5/17/2007                      11642           11181           11698
5/18/2007                      11694           11255           11750
5/19/2007                      11694           11255           11750
5/20/2007                      11694           11255           11750
5/21/2007                      11680           11272           11737
5/22/2007                      11686           11265           11743
5/23/2007                      11704           11252           11761
5/24/2007                      11676           11144           11733
5/25/2007                      11717           11205           11774
5/26/2007                      11717           11205           11774
5/27/2007                      11717           11205           11774
5/28/2007                      11717           11205           11774
5/29/2007                      11715           11224           11772
5/30/2007                      11721           11318           11779
5/31/2007                      11737           11321           11795
6/1/2007                       11781           11363           11841
6/2/2007                       11781           11363           11841
6/3/2007                       11781           11363           11841
6/4/2007                       11797           11384           11857
6/5/2007                       11743           11324           11802
6/6/2007                       11660           11226           11720
6/7/2007                       11500           11030           11558
6/8/2007                       11583           11155           11642
6/9/2007                       11583           11155           11642
6/10/2007                      11583           11155           11642
6/11/2007                      11587           11166           11646
6/12/2007                      11500           11047           11559
6/13/2007                      11597           11217           11657
6/14/2007                      11603           11272           11663
6/15/2007                      11657           11345           11718
6/16/2007                      11657           11345           11718
6/17/2007                      11657           11345           11718
6/18/2007                      11623           11332           11686
6/19/2007                      11647           11352           11708
6/20/2007                      11507           11197           11567
6/21/2007                      11534           11269           11595
6/22/2007                      11384           11124           11444
6/23/2007                      11384           11124           11444
6/24/2007                      11384           11124           11444
6/25/2007                      11352           11088           11412
6/26/2007                      11406           11053           11466
6/27/2007                      11483           11154           11544
6/28/2007                      11479           11150           11541
6/29/2007                      11441           11133           11502
6/30/2007                      11441           11133           11502
7/1/2007                       11441           11133           11502
7/2/2007                       11554           11252           11617
7/3/2007                       11580           11294           11643
7/4/2007                       11580           11294           11643
7/5/2007                       11601           11298           11665
7/6/2007                       11637           11339           11701
7/7/2007                       11637           11339           11701
7/8/2007                       11637           11339           11701
7/9/2007                       11595           11349           11658
7/10/2007                      11489           11188           11554
7/11/2007                      11580           11254           11644
7/12/2007                      11734           11468           11799
7/13/2007                      11702           11504           11767
7/14/2007                      11702           11504           11767
7/15/2007                      11702           11504           11767
7/16/2007                      11686           11482           11751
7/17/2007                      11651           11481           11717
7/18/2007                      11653           11458           11720
7/19/2007                      11607           11510           11672
7/20/2007                      11489           11369           11555
7/21/2007                      11489           11369           11555
7/22/2007                      11489           11369           11555
7/23/2007                      11560           11425           11627
7/24/2007                      11453           11199           11518
7/25/2007                      11461           11251           11528
7/26/2007                      11238           10988           11302
7/27/2007                      11050           10814           11115
7/28/2007                      11050           10814           11115
7/29/2007                      11050           10814           11115
7/30/2007                      11139           10925           11204
7/31/2007                      11032           10787           11095
8/1/2007                       11096           10866           11161
8/2/2007                       11220           10916           11286
8/3/2007                       11048           10627           11112
8/4/2007                       11048           10627           11112
8/5/2007                       11048           10627           11112
8/6/2007                       11271           10884           11338
8/7/2007                       11232           10951           11298
8/8/2007                       11271           11109           11336
8/9/2007                       10989           10781           11053
8/10/2007                      11068           10786           11134
8/11/2007                      11068           10786           11134
8/12/2007                      11068           10786           11134
8/13/2007                      11101           10782           11166
8/14/2007                      10973           10587           11037
8/15/2007                      10868           10443           10933
8/16/2007                      10809           10477           10873
8/17/2007                      10957           10735           11023
8/18/2007                      10957           10735           11023
8/19/2007                      10957           10735           11023
8/20/2007                      10961           10732           11029
8/21/2007                      10983           10744           11050
8/22/2007                      11086           10870           11154
8/23/2007                      11105           10858           11173
8/24/2007                      11194           10985           11263
8/25/2007                      11194           10985           11263
8/26/2007                      11194           10985           11263
8/27/2007                      11135           10892           11203
8/28/2007                      10961           10636           11029
8/29/2007                      11096           10872           11166
8/30/2007                      11086           10827           11155
8/31/2007                      11145           10949           11215
9/1/2007                       11145           10949           11215
9/2/2007                       11145           10949           11215
9/3/2007                       11145           10949           11215
9/4/2007                       11240           11064           11311
9/5/2007                       11198           10942           11269
9/6/2007                       11293           10990           11363
9/7/2007                       11151           10804           11222
9/8/2007                       11151           10804           11222
9/9/2007                       11151           10804           11222
9/10/2007                      11149           10791           11219
9/11/2007                      11273           10938           11345
9/12/2007                      11303           10942           11375
9/13/2007                      11321           11034           11392
9/14/2007                      11307           11037           11379
9/15/2007                      11307           11037           11379
9/16/2007                      11307           11037           11379
9/17/2007                      11226           10980           11298
9/18/2007                      11431           11301           11505
9/19/2007                      11505           11370           11581
9/20/2007                      11439           11296           11513
9/21/2007                      11480           11348           11555
9/22/2007                      11480           11348           11555
9/23/2007                      11480           11348           11555
9/24/2007                      11450           11289           11527
9/25/2007                      11458           11285           11535
9/26/2007                      11555           11348           11633
9/27/2007                      11571           11393           11649
9/28/2007                      11555           11359           11633
9/29/2007                      11555           11359           11633
9/30/2007                      11555           11359           11633
10/1/2007                      11648           11510           11727
10/2/2007                      11604           11507           11684
10/3/2007                      11608           11457           11687
10/4/2007                      11626           11481           11706
10/5/2007                      11725           11594           11806
10/6/2007                      11725           11594           11806
10/7/2007                      11725           11594           11806
10/8/2007                      11685           11557           11767
10/9/2007                      11754           11650           11837
10/10/2007                     11764           11631           11845
10/11/2007                     11654           11572           11736
10/12/2007                     11717           11627           11801
10/13/2007                     11717           11627           11801
10/14/2007                     11717           11627           11801
10/15/2007                     11656           11530           11740
10/16/2007                     11581           11454           11665
10/17/2007                     11602           11475           11686
10/18/2007                     11598           11467           11681
10/19/2007                     11438           11173           11520
10/20/2007                     11438           11173           11520
10/21/2007                     11438           11173           11520
10/22/2007                     11432           11216           11513
10/23/2007                     11581           11315           11665
10/24/2007                     11502           11287           11586
10/25/2007                     11547           11276           11631
10/26/2007                     11561           11432           11645
10/27/2007                     11561           11432           11645
10/28/2007                     11561           11432           11645
10/29/2007                     11583           11476           11667
10/30/2007                     11594           11402           11678
10/31/2007                     11737           11539           11822
11/1/2007                      11553           11237           11625
11/2/2007                      11555           11247           11623
11/3/2007                      11555           11247           11623
11/4/2007                      11555           11247           11623
11/5/2007                      11525           11192           11594
11/6/2007                      11575           11327           11689
11/7/2007                      11324           11000           11437
11/8/2007                      11450           10994           11571
11/9/2007                      11342           10837           11465
11/10/2007                     11342           10837           11465
11/11/2007                     11342           10837           11465
11/12/2007                     11330           10729           11471
11/13/2007                     11472           11045           11613
11/14/2007                     11425           10970           11568
11/15/2007                     11389           10825           11529
11/16/2007                     11440           10882           11584
11/17/2007                     11440           10882           11584
11/18/2007                     11440           10882           11584
11/19/2007                     11336           10692           11472
11/20/2007                     11387           10741           11507
11/21/2007                     11162           10571           11281
11/22/2007                     11162           10571           11281
11/23/2007                     11316           10750           11434
11/24/2007                     11316           10750           11434
11/25/2007                     11316           10750           11434
11/26/2007                     11195           10500           11316
11/27/2007                     11425           10658           11572
11/28/2007                     11622           10966           11798
11/29/2007                     11632           10972           11818
11/30/2007                     11687           11057           11900
12/1/2007                      11687           11057           11900
12/2/2007                      11687           11057           11900
12/3/2007                      11602           10992           11813
12/4/2007                      11557           10920           11767
12/5/2007                      11679           11092           11892
12/6/2007                      11760           11260           11973
12/7/2007                      11756           11240           11969
12/8/2007                      11756           11240           11969
12/9/2007                      11756           11240           11969
12/10/2007                     11782           11325           11996
12/11/2007                     11553           11039           11764
12/12/2007                     11590           11107           11802
12/13/2007                     11549           11121           11759
12/14/2007                     11464           10969           11674
12/15/2007                     11464           10969           11674
12/16/2007                     11464           10969           11674
12/17/2007                     11300           10804           11508
12/18/2007                     11365           10872           11573
12/19/2007                     11334           10857           11543
12/20/2007                     11423           10914           11634
12/21/2007                     11574           11097           11787
12/22/2007                     11574           11097           11787
12/23/2007                     11574           11097           11787
12/24/2007                     11608           11187           11825
12/25/2007                     11608           11187           11825
12/26/2007                     11628           11196           11845
12/27/2007                     11499           11040           11714
12/28/2007                     11515           11056           11730
12/29/2007                     11515           11056           11730
12/30/2007                     11515           11056           11730
12/31/2007                     11424           10980           11637
1/1/2008                       11424           10980           11637
1/2/2008                       11316           10824           11528
1/3/2008                       11375           10824           11588
1/4/2008                       11235           10558           11446
1/5/2008                       11235           10558           11446
1/6/2008                       11235           10558           11446
1/7/2008                       11485           10592           11700
1/8/2008                       11527           10401           11744
1/9/2008                       11720           10544           11940
1/10/2008                      11744           10628           11965
1/11/2008                      11750           10484           11971
1/12/2008                      11750           10484           11971
1/13/2008                      11750           10484           11971
1/14/2008                      11734           10598           11954
1/15/2008                      11556           10334           11773
1/16/2008                      11693           10277           11914
1/17/2008                      11521            9979           11738
1/18/2008                      11335            9918           11549
1/19/2008                      11335            9918           11549
1/20/2008                      11335            9918           11549
1/21/2008                      11335            9918           11549
1/22/2008                      10988            9809           11196
1/23/2008                      10899           10019           11105
1/24/2008                      10919           10120           11128
1/25/2008                      10826            9960           11033
1/26/2008                      10826            9960           11033
1/27/2008                      10826            9960           11033
1/28/2008                      10960           10135           11168
1/29/2008                      11073           10198           11285
1/30/2008                      10996           10150           11205
1/31/2008                      11120           10322           11331
2/1/2008                       11231           10448           11446
2/2/2008                       11231           10448           11446
2/3/2008                       11231           10448           11446
2/4/2008                       11254           10339           11468
2/5/2008                       11039           10009           11250
2/6/2008                       11039            9937           11249
2/7/2008                       11071           10017           11283
2/8/2008                       10990            9975           11200
2/9/2008                       10990            9975           11200
2/10/2008                      10990            9975           11200
2/11/2008                      10990           10035           11200
2/12/2008                      11095           10108           11308
2/13/2008                      11136           10249           11350
2/14/2008                      11020           10112           11232
2/15/2008                      11055           10121           11267
2/16/2008                      11055           10121           11267
2/17/2008                      11055           10121           11267
2/18/2008                      11055           10121           11267
2/19/2008                      11114           10113           11327
2/20/2008                      11132           10198           11347
2/21/2008                      10970           10070           11181
2/22/2008                      10990           10151           11202
2/23/2008                      10990           10151           11202
2/24/2008                      10990           10151           11202
2/25/2008                      11166           10291           11383
2/26/2008                      11227           10362           11445
2/27/2008                      11166           10355           11383
2/28/2008                      11085           10264           11299
2/29/2008                      10877            9986           11087
3/1/2008                       10877            9986           11087
3/2/2008                       10877            9986           11087
3/3/2008                       10883            9992           11093
3/4/2008                       10891            9957           11101
3/5/2008                       10895           10015           11106
3/6/2008                       10643            9796           10850
3/7/2008                       10530            9713           10734
3/8/2008                       10530            9713           10734
3/9/2008                       10530            9713           10734
3/10/2008                      10376            9564           10578
3/11/2008                      10366            9919           10567
3/12/2008                      10350            9833           10551
3/13/2008                      10394            9883           10597
3/14/2008                      10224            9678           10424
3/15/2008                      10224            9678           10424
3/16/2008                      10224            9678           10424
3/17/2008                      10121            9593           10317
3/18/2008                      10372           10000           10575
3/19/2008                      10329            9757           10531
3/20/2008                      10413            9991           10618
3/21/2008                      10413            9991           10618
3/22/2008                      10413            9991           10618
3/23/2008                      10413            9991           10618
3/24/2008                      10535           10144           10744
3/25/2008                      10555           10167           10764
3/26/2008                      10501           10079           10709
3/27/2008                      10490            9965           10699
3/28/2008                      10434            9887           10641
3/29/2008                      10434            9887           10641
3/30/2008                      10434            9887           10641
3/31/2008                      10419            9943           10628
4/1/2008                       10740           10300           10955
4/2/2008                       10653           10282           10866
4/3/2008                       10626           10296           10840
4/4/2008                       10716           10304           10931
4/5/2008                       10716           10304           10931
4/6/2008                       10716           10304           10931
4/7/2008                       10710           10320           10925
4/8/2008                       10693           10271           10909
4/9/2008                       10618           10189           10832
4/10/2008                      10669           10235           10884
4/11/2008                      10497           10027           10708
4/12/2008                      10497           10027           10708
4/13/2008                      10497           10027           10708
4/14/2008                      10474            9993           10686
4/15/2008                      10415           10039           10627
4/16/2008                      10529           10268           10742
4/17/2008                      10490           10275           10703
4/18/2008                      10616           10461           10831
4/19/2008                      10616           10461           10831
4/20/2008                      10616           10461           10831
4/21/2008                      10592           10445           10807
4/22/2008                      10438           10353           10649
4/23/2008                      10622           10383           10839
4/24/2008                      10590           10450           10806
4/25/2008                      10762           10518           10982
4/26/2008                      10762           10518           10982
4/27/2008                      10762           10518           10982
4/28/2008                      10827           10508           11047
4/29/2008                      10799           10467           11019
4/30/2008                      10746           10427           10966
5/1/2008                       10914           10608           11138
5/2/2008                       10862           10642           11084
5/3/2008                       10862           10642           11084
5/4/2008                       10862           10642           11084
5/5/2008                       10847           10595           11069
5/6/2008                       10856           10677           11079
5/7/2008                       10689           10488           10910
5/8/2008                       10699           10527           10920
5/9/2008                       10630           10458           10851
5/10/2008                      10630           10458           10851
5/11/2008                      10630           10458           10851
5/12/2008                      10679           10573           10900
5/13/2008                      10602           10572           10820
5/14/2008                      10673           10616           10893
5/15/2008                      10673           10730           10895
5/16/2008                      10693           10744           10916
5/17/2008                      10693           10744           10916
5/18/2008                      10693           10744           10916
5/19/2008                      10718           10754           10939
5/20/2008                      10726           10654           10948
5/21/2008                      10659           10484           10881
5/22/2008                      10785           10513           11009
5/23/2008                      10667           10375           10889
5/24/2008                      10667           10375           10889
5/25/2008                      10667           10375           10889
5/26/2008                      10667           10375           10889
5/27/2008                      10772           10446           10997
5/28/2008                      10764           10489           10988
5/29/2008                      10892           10546           11120
5/30/2008                      10912           10562           11140
5/31/2008                      10912           10562           11140
6/1/2008                       10912           10562           11140
6/2/2008                       10791           10452           11017
6/3/2008                       10811           10392           11038
6/4/2008                       10882           10393           11111
6/5/2008                       10989           10597           11221
6/6/2008                       10703           10271           10930
6/7/2008                       10703           10271           10930
6/8/2008                       10703           10271           10930
6/9/2008                       10620           10279           10845
6/10/2008                      10559           10254           10783
6/11/2008                      10401           10083           10622
6/12/2008                      10492           10117           10716
6/13/2008                      10634           10269           10859
6/14/2008                      10634           10269           10859
6/15/2008                      10634           10269           10859
6/16/2008                      10602           10270           10826
6/17/2008                      10541           10201           10764
6/18/2008                      10430           10102           10649
6/19/2008                      10432           10143           10651
6/20/2008                      10271            9955           10486
6/21/2008                      10271            9955           10486
6/22/2008                      10271            9955           10486
6/23/2008                      10277            9955           10494
6/24/2008                      10273            9927           10489
6/25/2008                      10405            9986           10625
6/26/2008                      10194            9695           10409
6/27/2008                      10279            9660           10496
6/28/2008                      10279            9660           10496
6/29/2008                      10279            9660           10496
6/30/2008                      10336            9672           10555
7/1/2008                       10342            9711           10561
7/2/2008                       10326            9535           10544
7/3/2008                       10271            9545           10488
7/4/2008                       10271            9545           10488
7/5/2008                       10271            9545           10488
7/6/2008                       10271            9545           10488
7/7/2008                       10241            9465           10458
7/8/2008                       10525            9631           10749
7/9/2008                       10466            9412           10689
7/10/2008                      10488            9478           10711
7/11/2008                      10373            9374           10594
7/12/2008                      10373            9374           10594
7/13/2008                      10373            9374           10594
7/14/2008                      10358            9289           10579
7/15/2008                      10460            9188           10682
7/16/2008                      10553            9420           10778
7/17/2008                      10709            9533           10939
7/18/2008                      10726            9536           10955
7/19/2008                      10726            9536           10955
7/20/2008                      10726            9536           10955
7/21/2008                      10644            9531           10873
7/22/2008                      10847            9660           11080
7/23/2008                      10975            9699           11211
7/24/2008                      10945            9475           11180
7/25/2008                      11000            9515           11236
7/26/2008                      11000            9515           11236
7/27/2008                      11000            9515           11236
7/28/2008                      10878            9338           11112
7/29/2008                      10955            9557           11190
7/30/2008                      10971            9716           11207
7/31/2008                      11014            9591           11254
8/1/2008                       10882            9537           11120
8/2/2008                       10882            9537           11120
8/3/2008                       10882            9537           11120
8/4/2008                       10989            9452           11230
8/5/2008                       11255            9724           11502
8/6/2008                       11265            9761           11513
8/7/2008                       11097            9587           11341
8/8/2008                       11365            9816           11615
8/9/2008                       11365            9816           11615
8/10/2008                      11365            9816           11615
8/11/2008                      11399            9887           11651
8/12/2008                      11357            9768           11607
8/13/2008                      11324            9743           11573
8/14/2008                      11393            9797           11646
8/15/2008                      11519            9838           11775
8/16/2008                      11519            9838           11775
8/17/2008                      11519            9838           11775
8/18/2008                      11408            9690           11660
8/19/2008                      11324            9601           11576
8/20/2008                      11251            9661           11501
8/21/2008                      11280            9686           11531
8/22/2008                      11399            9797           11653
8/23/2008                      11399            9797           11653
8/24/2008                      11399            9797           11653
8/25/2008                      11188            9604           11436
8/26/2008                      11201            9640           11450
8/27/2008                      11192            9718           11441
8/28/2008                      11296            9864           11547
8/29/2008                      11184            9729           11434
8/30/2008                      11184            9729           11434
8/31/2008                      11184            9729           11434
9/1/2008                       11184            9729           11434
9/2/2008                       11192            9690           11443
9/3/2008                       11192            9675           11443
9/4/2008                       10914            9386           11159
9/5/2008                       10853            9428           11097
9/6/2008                       10853            9428           11097
9/7/2008                       10853            9428           11097
9/8/2008                       11050            9623           11298
9/9/2008                       10856            9294           11100
9/10/2008                      10888            9352           11133
9/11/2008                      11030            9484           11279
9/12/2008                      11024            9504           11273
9/13/2008                      11024            9504           11273
9/14/2008                      11024            9504           11273
9/15/2008                      10782            9056           11026
9/16/2008                      10758            9215           11001
9/17/2008                      10385            8781           10619
9/18/2008                      10640            9164           10881
9/19/2008                      10727            9533           10970
9/20/2008                      10727            9533           10970
9/21/2008                      10727            9533           10970
9/22/2008                      10457            9169           10694
9/23/2008                      10412            9026           10650
9/24/2008                      10451            9008           10691
9/25/2008                      10586            9185           10828
9/26/2008                      10603            9216           10846
9/27/2008                      10603            9216           10846
9/28/2008                      10603            9216           10846
9/29/2008                       9978            8407           10207
9/30/2008                      10317            8862           10554
10/1/2008                      10272            8824           10509
10/2/2008                      10024            8469           10257
10/3/2008                       9931            8355           10162
10/4/2008                       9931            8355           10162
10/5/2008                       9931            8355           10162
10/6/2008                       9354            8034            9572
10/7/2008                       9088            7573            9300
10/8/2008                       8938            7491            9144
10/9/2008                       8345            6920            8538
10/10/2008                      8050            6840            8237
10/11/2008                      8050            6840            8237
10/12/2008                      8050            6840            8237
10/13/2008                      9080            7632            9292
10/14/2008                      9066            7591            9276
10/15/2008                      8377            6906            8571
10/16/2008                      8633            7200            8833
10/17/2008                      8639            7155            8840
10/18/2008                      8639            7155            8840
10/19/2008                      8639            7155            8840
10/20/2008                      8962            7496            9172
10/21/2008                      8812            7265            9019
10/22/2008                      8290            6824            8489
10/23/2008                      8288            6910            8487
10/24/2008                      8060            6672            8254
10/25/2008                      8060            6672            8254
10/26/2008                      8060            6672            8254
10/27/2008                      7695            6460            7880
10/28/2008                      8227            7157            8424
10/29/2008                      8115            7078            8310
10/30/2008                      8402            7262            8604
10/31/2008                      8572            7374            8778




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF....................    -26.98%            -7.42%
S&P 500 EQUAL WEIGHT HEALTH CARE TOTAL RETURN INDEX.......    -25.75%            -6.32%
S&P 500 TOTAL RETURN INDEX................................    -36.10%           -14.15%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               25                 ANNUAL REPORT

Rydex S&P Equal Weight Health Care ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

         DESCRIPTION                                                % OF NET ASSETS
------------------------------------------------------------------------------------
DAVITA, INC.                                                              2.37%
CELGENE CORP.                                                             2.34%
AMGEN, INC.                                                               2.34%
PFIZER, INC.                                                              2.30%
BRISTOL-MYERS SQUIBB CO.                                                  2.30%
BARR PHARMACEUTICALS, INC.                                                2.28%
GILEAD SCIENCES, INC.                                                     2.27%
MERCK & CO., INC.                                                         2.27%
WATSON PHARMACEUTICALS, INC.                                              2.22%
ABBOTT LABORATORIES                                                       2.22%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Pharmaceuticals                              28.46
Health Care Providers & Services             27.87
Health Care Equipment & Supplies             21.91
Biotechnology                                11.19
Life Sciences Tools & Services                8.92
Health Care Technology                        1.65




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ended October 31, 2008, Rydex S&P Equal Weight Industrials ETF returned -37.12% compared to its benchmark S&P Equal Weight Industrials Total Return Index and the capitalization-weighted S&P Industrials Index, which returned -36.96% and -38.56% respectively for the same time period.

Both the equal weight industrials index and its cap-weighted counterpart benefited most from the road and rail industry. While machinery was the largest detractor of returns for the S&P Equal Weight Industrial Index, the cap-weighted industrials index was hurt most by industrial conglomerates. Indeed, the equal weight industrials index's significant underweighting to industrial conglomerates was most responsible for its outperformance. As an example, General Electric (GE) had an approximate 24% average weighting in the capitalization-weighted industrials index versus a 1.75% average weighting in the equal weight industrials index. Due in large part to the credit crisis, General Electric (GE) was down 50.61% for the year ending 10/31/2008.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                                                     S&P 500
                               RYDEX S&P           S&P 500         EQUAL WEIGHT
                             EQUAL WEIGHT       TOTAL RETURN    INDUSTRIALS TOTAL
                          INDUSTRIALS ETF(A)      INDEX(B)       RETURN INDEX(C)
                          ------------------    ------------    -----------------
11/1/2006                      10000.00           10000.00            9999.00
11/2/2006                       9990.00            9999.00            9988.00
11/3/2006                       9955.00            9978.00            9955.00
11/4/2006                       9955.00            9978.00            9955.00
11/5/2006                       9955.00            9978.00            9955.00
11/6/2006                      10057.00           10091.00           10056.00
11/7/2006                      10142.00           10114.00           10142.00
11/8/2006                      10201.00           10137.00           10201.00
11/9/2006                      10116.00           10085.00           10116.00
11/10/2006                     10179.00           10104.00           10179.00
11/11/2006                     10179.00           10104.00           10179.00
11/12/2006                     10179.00           10104.00           10179.00
11/13/2006                     10236.00           10132.00           10236.00
11/14/2006                     10277.00           10198.00           10276.00
11/15/2006                     10368.00           10225.00           10370.00
11/16/2006                     10419.00           10249.00           10420.00
11/17/2006                     10393.00           10259.00           10395.00
11/18/2006                     10393.00           10259.00           10395.00
11/19/2006                     10393.00           10259.00           10395.00
11/20/2006                     10348.00           10254.00           10350.00
11/21/2006                     10427.00           10272.00           10429.00
11/22/2006                     10442.00           10297.00           10443.00
11/23/2006                     10442.00           10297.00           10443.00
11/24/2006                     10419.00           10260.00           10422.00
11/25/2006                     10419.00           10260.00           10422.00
11/26/2006                     10419.00           10260.00           10422.00
11/27/2006                     10248.00           10120.00           10250.00
11/28/2006                     10232.00           10158.00           10234.00
11/29/2006                     10336.00           10256.00           10339.00
11/30/2006                     10360.00           10264.00           10364.00
12/1/2006                      10293.00           10236.00           10296.00
12/2/2006                      10293.00           10236.00           10296.00
12/3/2006                      10293.00           10236.00           10296.00
12/4/2006                      10442.00           10327.00           10446.00
12/5/2006                      10484.00           10368.00           10489.00
12/6/2006                      10492.00           10357.00           10497.00
12/7/2006                      10474.00           10317.00           10478.00
12/8/2006                      10476.00           10336.00           10482.00
12/9/2006                      10476.00           10336.00           10482.00
12/10/2006                     10476.00           10336.00           10482.00
12/11/2006                     10444.00           10359.00           10449.00
12/12/2006                     10403.00           10349.00           10408.00
12/13/2006                     10372.00           10363.00           10377.00
12/14/2006                     10474.00           10453.00           10479.00
12/15/2006                     10411.00           10465.00           10417.00
12/16/2006                     10411.00           10465.00           10417.00
12/17/2006                     10411.00           10465.00           10417.00
12/18/2006                     10366.00           10431.00           10372.00
12/19/2006                     10403.00           10454.00           10407.00
12/20/2006                     10409.00           10440.00           10414.00
12/21/2006                     10370.00           10404.00           10377.00
12/22/2006                     10293.00           10350.00           10300.00
12/23/2006                     10293.00           10350.00           10300.00
12/24/2006                     10293.00           10350.00           10300.00
12/25/2006                     10293.00           10350.00           10300.00
12/26/2006                     10338.00           10395.00           10343.00
12/27/2006                     10427.00           10470.00           10433.00
12/28/2006                     10402.00           10455.00           10409.00
12/29/2006                     10335.00           10408.00           10342.00
12/30/2006                     10335.00           10408.00           10342.00
12/31/2006                     10335.00           10408.00           10342.00
1/1/2007                       10335.00           10408.00           10342.00
1/2/2007                       10335.00           10408.00           10342.00
1/3/2007                       10341.00           10398.00           10349.00
1/4/2007                       10323.00           10411.00           10330.00
1/5/2007                       10258.00           10347.00           10265.00
1/6/2007                       10258.00           10347.00           10265.00
1/7/2007                       10258.00           10347.00           10265.00
1/8/2007                       10313.00           10373.00           10320.00
1/9/2007                       10335.00           10368.00           10342.00
1/10/2007                      10357.00           10389.00           10366.00
1/11/2007                      10447.00           10455.00           10456.00
1/12/2007                      10500.00           10506.00           10510.00
1/13/2007                      10500.00           10506.00           10510.00
1/14/2007                      10500.00           10506.00           10510.00
1/15/2007                      10500.00           10506.00           10510.00
1/16/2007                      10568.00           10515.00           10578.00
1/17/2007                      10580.00           10506.00           10589.00
1/18/2007                      10541.00           10475.00           10551.00
1/19/2007                      10578.00           10506.00           10588.00
1/20/2007                      10578.00           10506.00           10588.00
1/21/2007                      10578.00           10506.00           10588.00
1/22/2007                      10468.00           10451.00           10477.00
1/23/2007                      10625.00           10488.00           10635.00
1/24/2007                      10625.00           10577.00           10635.00
1/25/2007                      10502.00           10458.00           10514.00
1/26/2007                      10468.00           10445.00           10480.00
1/27/2007                      10468.00           10445.00           10480.00
1/28/2007                      10468.00           10445.00           10480.00
1/29/2007                      10500.00           10435.00           10511.00
1/30/2007                      10560.00           10495.00           10571.00
1/31/2007                      10713.00           10566.00           10725.00
2/1/2007                       10866.00           10625.00           10877.00
2/2/2007                       10902.00           10643.00           10915.00
2/3/2007                       10902.00           10643.00           10915.00
2/4/2007                       10902.00           10643.00           10915.00
2/5/2007                       10884.00           10634.00           10897.00
2/6/2007                       10892.00           10641.00           10904.00
2/7/2007                       10923.00           10660.00           10936.00
2/8/2007                       10862.00           10648.00           10875.00
2/9/2007                       10786.00           10573.00           10799.00
2/10/2007                      10786.00           10573.00           10799.00
2/11/2007                      10786.00           10573.00           10799.00
2/12/2007                      10804.00           10539.00           10818.00
2/13/2007                      10906.00           10621.00           10921.00
2/14/2007                      11068.00           10705.00           11082.00
2/15/2007                      11096.00           10717.00           11112.00
2/16/2007                      11076.00           10708.00           11091.00
2/17/2007                      11076.00           10708.00           11091.00
2/18/2007                      11076.00           10708.00           11091.00
2/19/2007                      11076.00           10708.00           11091.00
2/20/2007                      11131.00           10739.00           11147.00
2/21/2007                      11155.00           10724.00           11172.00
2/22/2007                      11119.00           10717.00           11134.00
2/23/2007                      11102.00           10680.00           11118.00
2/24/2007                      11102.00           10680.00           11118.00
2/25/2007                      11102.00           10680.00           11118.00
2/26/2007                      11019.00           10668.00           11036.00
2/27/2007                      10643.00           10299.00           10658.00
2/28/2007                      10678.00           10359.00           10693.00
3/1/2007                       10645.00           10332.00           10661.00
3/2/2007                       10498.00           10215.00           10514.00
3/3/2007                       10498.00           10215.00           10514.00
3/4/2007                       10498.00           10215.00           10514.00
3/5/2007                       10429.00           10119.00           10444.00
3/6/2007                       10564.00           10276.00           10580.00
3/7/2007                       10584.00           10254.00           10601.00
3/8/2007                       10680.00           10327.00           10697.00
3/9/2007                       10696.00           10334.00           10712.00
3/10/2007                      10696.00           10334.00           10712.00
3/11/2007                      10696.00           10334.00           10712.00
3/12/2007                      10743.00           10362.00           10760.00
3/13/2007                      10508.00           10154.00           10526.00
3/14/2007                      10574.00           10223.00           10591.00
3/15/2007                      10606.00           10261.00           10624.00
3/16/2007                      10636.00           10222.00           10654.00
3/17/2007                      10636.00           10222.00           10654.00
3/18/2007                      10636.00           10222.00           10654.00
3/19/2007                      10756.00           10333.00           10776.00
3/20/2007                      10791.00           10399.00           10812.00
3/21/2007                      10924.00           10577.00           10944.00
3/22/2007                      10891.00           10573.00           10912.00
3/23/2007                      10965.00           10584.00           10987.00
3/24/2007                      10965.00           10584.00           10987.00
3/25/2007                      10965.00           10584.00           10987.00
3/26/2007                      10891.00           10595.00           10913.00
3/27/2007                      10791.00           10529.00           10812.00
3/28/2007                      10679.00           10448.00           10701.00
3/29/2007                      10709.00           10487.00           10731.00
3/30/2007                      10720.00           10475.00           10741.00
3/31/2007                      10720.00           10475.00           10741.00
4/1/2007                       10720.00           10475.00           10741.00
4/2/2007                       10734.00           10502.00           10757.00
4/3/2007                       10840.00           10602.00           10863.00
4/4/2007                       10799.00           10614.00           10822.00
4/5/2007                       10797.00           10649.00           10821.00
4/6/2007                       10797.00           10649.00           10821.00
4/7/2007                       10797.00           10649.00           10821.00
4/8/2007                       10797.00           10649.00           10821.00
4/9/2007                       10838.00           10655.00           10863.00
4/10/2007                      10836.00           10684.00           10859.00
4/11/2007                      10765.00           10615.00           10789.00
4/12/2007                      10885.00           10681.00           10910.00
4/13/2007                      10900.00           10718.00           10923.00
4/14/2007                      10900.00           10718.00           10923.00
4/15/2007                      10900.00           10718.00           10923.00
4/16/2007                      11018.00           10833.00           11044.00
4/17/2007                      11039.00           10855.00           11065.00
4/18/2007                      11088.00           10863.00           11114.00
4/19/2007                      11110.00           10850.00           11136.00
4/20/2007                      11219.00           10951.00           11245.00
4/21/2007                      11219.00           10951.00           11245.00
4/22/2007                      11219.00           10951.00           11245.00
4/23/2007                      11276.00           10926.00           11303.00
4/24/2007                      11246.00           10922.00           11273.00
4/25/2007                      11340.00           11034.00           11367.00
4/26/2007                      11305.00           11026.00           11333.00
4/27/2007                      11417.00           11025.00           11446.00
4/28/2007                      11417.00           11025.00           11446.00
4/29/2007                      11417.00           11025.00           11446.00
4/30/2007                      11264.00           10939.00           11293.00
5/1/2007                       11321.00           10968.00           11351.00
5/2/2007                       11436.00           11040.00           11466.00
5/3/2007                       11524.00           11091.00           11554.00
5/4/2007                       11544.00           11115.00           11575.00
5/5/2007                       11544.00           11115.00           11575.00
5/6/2007                       11544.00           11115.00           11575.00
5/7/2007                       11565.00           11144.00           11596.00
5/8/2007                       11571.00           11132.00           11602.00
5/9/2007                       11655.00           11171.00           11686.00
5/10/2007                      11507.00           11017.00           11539.00
5/11/2007                      11608.00           11124.00           11639.00
5/12/2007                      11608.00           11124.00           11639.00
5/13/2007                      11608.00           11124.00           11639.00
5/14/2007                      11583.00           11105.00           11615.00
5/15/2007                      11579.00           11091.00           11610.00
5/16/2007                      11647.00           11190.00           11680.00
5/17/2007                      11647.00           11181.00           11679.00
5/18/2007                      11675.00           11255.00           11709.00
5/19/2007                      11675.00           11255.00           11709.00
5/20/2007                      11675.00           11255.00           11709.00
5/21/2007                      11698.00           11272.00           11731.00
5/22/2007                      11665.00           11265.00           11699.00
5/23/2007                      11663.00           11252.00           11698.00
5/24/2007                      11571.00           11144.00           11604.00
5/25/2007                      11657.00           11205.00           11692.00
5/26/2007                      11657.00           11205.00           11692.00
5/27/2007                      11657.00           11205.00           11692.00
5/28/2007                      11657.00           11205.00           11692.00
5/29/2007                      11700.00           11224.00           11734.00
5/30/2007                      11818.00           11318.00           11854.00
5/31/2007                      11908.00           11321.00           11946.00
6/1/2007                       11951.00           11363.00           11986.00
6/2/2007                       11951.00           11363.00           11986.00
6/3/2007                       11951.00           11363.00           11986.00
6/4/2007                       11966.00           11384.00           12001.00
6/5/2007                       11958.00           11324.00           11994.00
6/6/2007                       11810.00           11226.00           11846.00
6/7/2007                       11595.00           11030.00           11630.00
6/8/2007                       11759.00           11155.00           11794.00
6/9/2007                       11759.00           11155.00           11794.00
6/10/2007                      11759.00           11155.00           11794.00
6/11/2007                      11775.00           11166.00           11811.00
6/12/2007                      11663.00           11047.00           11698.00
6/13/2007                      11911.00           11217.00           11947.00
6/14/2007                      11994.00           11272.00           12032.00
6/15/2007                      12059.00           11345.00           12099.00
6/16/2007                      12059.00           11345.00           12099.00
6/17/2007                      12059.00           11345.00           12099.00
6/18/2007                      12012.00           11332.00           12050.00
6/19/2007                      12075.00           11352.00           12114.00
6/20/2007                      11977.00           11197.00           12016.00
6/21/2007                      12051.00           11269.00           12090.00
6/22/2007                      11940.00           11124.00           11979.00
6/23/2007                      11940.00           11124.00           11979.00
6/24/2007                      11940.00           11124.00           11979.00
6/25/2007                      11891.00           11088.00           11931.00
6/26/2007                      11832.00           11053.00           11871.00
6/27/2007                      11901.00           11154.00           11941.00
6/28/2007                      11914.00           11150.00           11952.00
6/29/2007                      11922.00           11133.00           11962.00
6/30/2007                      11922.00           11133.00           11962.00
7/1/2007                       11922.00           11133.00           11962.00
7/2/2007                       11899.00           11252.00           12132.00
7/3/2007                       12113.00           11294.00           12154.00
7/4/2007                       12113.00           11294.00           12154.00
7/5/2007                       12123.00           11298.00           12165.00
7/6/2007                       12184.00           11339.00           12227.00
7/7/2007                       12184.00           11339.00           12227.00
7/8/2007                       12184.00           11339.00           12227.00
7/9/2007                       12285.00           11349.00           12328.00
7/10/2007                      12082.00           11188.00           12125.00
7/11/2007                      12197.00           11254.00           12240.00
7/12/2007                      12400.00           11468.00           12444.00
7/13/2007                      12453.00           11504.00           12499.00
7/14/2007                      12453.00           11504.00           12499.00
7/15/2007                      12453.00           11504.00           12499.00
7/16/2007                      12476.00           11482.00           12522.00
7/17/2007                      12541.00           11481.00           12587.00
7/18/2007                      12533.00           11458.00           12579.00
7/19/2007                      12613.00           11510.00           12661.00
7/20/2007                      12408.00           11369.00           12454.00
7/21/2007                      12408.00           11369.00           12454.00
7/22/2007                      12408.00           11369.00           12454.00
7/23/2007                      12461.00           11425.00           12509.00
7/24/2007                      12215.00           11199.00           12261.00
7/25/2007                      12174.00           11251.00           12220.00
7/26/2007                      11912.00           10988.00           11957.00
7/27/2007                      11764.00           10814.00           11810.00
7/28/2007                      11764.00           10814.00           11810.00
7/29/2007                      11764.00           10814.00           11810.00
7/30/2007                      11979.00           10925.00           12025.00
7/31/2007                      11846.00           10787.00           11892.00
8/1/2007                       11932.00           10866.00           11978.00
8/2/2007                       12047.00           10916.00           12094.00
8/3/2007                       11737.00           10627.00           11781.00
8/4/2007                       11737.00           10627.00           11781.00
8/5/2007                       11737.00           10627.00           11781.00
8/6/2007                       11903.00           10884.00           11950.00
8/7/2007                       11877.00           10951.00           11922.00
8/8/2007                       11875.00           11109.00           11921.00
8/9/2007                       11497.00           10781.00           11541.00
8/10/2007                      11600.00           10786.00           11643.00
8/11/2007                      11600.00           10786.00           11643.00
8/12/2007                      11600.00           10786.00           11643.00
8/13/2007                      11713.00           10782.00           11758.00
8/14/2007                      11434.00           10587.00           11475.00
8/15/2007                      11173.00           10443.00           11209.00
8/16/2007                      11067.00           10477.00           11103.00
8/17/2007                      11315.00           10735.00           11352.00
8/18/2007                      11315.00           10735.00           11352.00
8/19/2007                      11315.00           10735.00           11352.00
8/20/2007                      11456.00           10732.00           11497.00
8/21/2007                      11442.00           10744.00           11483.00
8/22/2007                      11688.00           10870.00           11733.00
8/23/2007                      11561.00           10858.00           11606.00
8/24/2007                      11748.00           10985.00           11794.00
8/25/2007                      11748.00           10985.00           11794.00
8/26/2007                      11748.00           10985.00           11794.00
8/27/2007                      11700.00           10892.00           11745.00
8/28/2007                      11360.00           10636.00           11403.00
8/29/2007                      11649.00           10872.00           11694.00
8/30/2007                      11608.00           10827.00           11652.00
8/31/2007                      11793.00           10949.00           11839.00
9/1/2007                       11793.00           10949.00           11839.00
9/2/2007                       11793.00           10949.00           11839.00
9/3/2007                       11793.00           10949.00           11839.00
9/4/2007                       11883.00           11064.00           11931.00
9/5/2007                       11725.00           10942.00           11773.00
9/6/2007                       11807.00           10990.00           11855.00
9/7/2007                       11538.00           10804.00           11584.00
9/8/2007                       11538.00           10804.00           11584.00
9/9/2007                       11538.00           10804.00           11584.00
9/10/2007                      11471.00           10791.00           11516.00
9/11/2007                      11614.00           10938.00           11660.00
9/12/2007                      11592.00           10942.00           11638.00
9/13/2007                      11653.00           11034.00           11701.00
9/14/2007                      11680.00           11037.00           11729.00
9/15/2007                      11680.00           11037.00           11729.00
9/16/2007                      11680.00           11037.00           11729.00
9/17/2007                      11616.00           10980.00           11664.00
9/18/2007                      12024.00           11301.00           12076.00
9/19/2007                      12092.00           11370.00           12143.00
9/20/2007                      12002.00           11296.00           12053.00
9/21/2007                      12071.00           11348.00           12124.00
9/22/2007                      12071.00           11348.00           12124.00
9/23/2007                      12071.00           11348.00           12124.00
9/24/2007                      11975.00           11289.00           12026.00
9/25/2007                      12034.00           11285.00           12087.00
9/26/2007                      12106.00           11348.00           12160.00
9/27/2007                      12174.00           11393.00           12227.00
9/28/2007                      12147.00           11359.00           12201.00
9/29/2007                      12147.00           11359.00           12201.00
9/30/2007                      12147.00           11359.00           12201.00
10/1/2007                      12347.00           11510.00           12402.00
10/2/2007                      12299.00           11507.00           12355.00
10/3/2007                      12180.00           11457.00           12236.00
10/4/2007                      12221.00           11481.00           12277.00
10/5/2007                      12425.00           11594.00           12482.00
10/6/2007                      12425.00           11594.00           12482.00
10/7/2007                      12425.00           11594.00           12482.00
10/8/2007                      12386.00           11557.00           12444.00
10/9/2007                      12488.00           11650.00           12546.00
10/10/2007                     12359.00           11631.00           12417.00
10/11/2007                     12279.00           11572.00           12335.00
10/12/2007                     12351.00           11627.00           12410.00
10/13/2007                     12351.00           11627.00           12410.00
10/14/2007                     12351.00           11627.00           12410.00
10/15/2007                     12234.00           11530.00           12292.00
10/16/2007                     12153.00           11454.00           12211.00
10/17/2007                     12182.00           11475.00           12239.00
10/18/2007                     12252.00           11467.00           12309.00
10/19/2007                     11878.00           11173.00           11934.00
10/20/2007                     11878.00           11173.00           11934.00
10/21/2007                     11878.00           11173.00           11934.00
10/22/2007                     11962.00           11216.00           12020.00
10/23/2007                     12116.00           11315.00           12176.00
10/24/2007                     12160.00           11287.00           12218.00
10/25/2007                     12071.00           11276.00           12131.00
10/26/2007                     12090.00           11432.00           12149.00
10/27/2007                     12090.00           11432.00           12149.00
10/28/2007                     12090.00           11432.00           12149.00
10/29/2007                     12145.00           11476.00           12205.00
10/30/2007                     12044.00           11402.00           12105.00
10/31/2007                     12201.00           11539.00           12252.00
11/1/2007                      11938.00           11237.00           11983.00
11/2/2007                      12028.00           11247.00           12080.00
11/3/2007                      12028.00           11247.00           12080.00
11/4/2007                      12028.00           11247.00           12080.00
11/5/2007                      12016.00           11192.00           12066.00
11/6/2007                      12227.00           11327.00           12278.00
11/7/2007                      11890.00           11000.00           11942.00
11/8/2007                      11966.00           10994.00           12018.00
11/9/2007                      11707.00           10837.00           11757.00
11/10/2007                     11707.00           10837.00           11757.00
11/11/2007                     11707.00           10837.00           11757.00
11/12/2007                     11541.00           10729.00           11592.00
11/13/2007                     11833.00           11045.00           11884.00
11/14/2007                     11790.00           10970.00           11822.00
11/15/2007                     11633.00           10825.00           11670.00
11/16/2007                     11570.00           10882.00           11610.00
11/17/2007                     11570.00           10882.00           11610.00
11/18/2007                     11570.00           10882.00           11610.00
11/19/2007                     11335.00           10692.00           11378.00
11/20/2007                     11366.00           10741.00           11409.00
11/21/2007                     11208.00           10571.00           11238.00
11/22/2007                     11208.00           10571.00           11238.00
11/23/2007                     11399.00           10750.00           11433.00
11/24/2007                     11399.00           10750.00           11433.00
11/25/2007                     11399.00           10750.00           11433.00
11/26/2007                     11233.00           10500.00           11261.00
11/27/2007                     11424.00           10658.00           11456.00
11/28/2007                     11775.00           10966.00           11801.00
11/29/2007                     11705.00           10972.00           11735.00
11/30/2007                     11825.00           11057.00           11857.00
12/1/2007                      11825.00           11057.00           11857.00
12/2/2007                      11825.00           11057.00           11857.00
12/3/2007                      11761.00           10992.00           11790.00
12/4/2007                      11749.00           10920.00           11779.00
12/5/2007                      11962.00           11092.00           11996.00
12/6/2007                      12186.00           11260.00           12222.00
12/7/2007                      12240.00           11240.00           12276.00
12/8/2007                      12240.00           11240.00           12276.00
12/9/2007                      12240.00           11240.00           12276.00
12/10/2007                     12310.00           11325.00           12347.00
12/11/2007                     11915.00           11039.00           11948.00
12/12/2007                     12032.00           11107.00           12070.00
12/13/2007                     12102.00           11121.00           12140.00
12/14/2007                     11934.00           10969.00           11971.00
12/15/2007                     11934.00           10969.00           11971.00
12/16/2007                     11934.00           10969.00           11971.00
12/17/2007                     11695.00           10804.00           11730.00
12/18/2007                     11765.00           10872.00           11800.00
12/19/2007                     11720.00           10857.00           11755.00
12/20/2007                     11831.00           10914.00           11867.00
12/21/2007                     12378.00           11097.00           12086.00
12/22/2007                     12378.00           11097.00           12086.00
12/23/2007                     12378.00           11097.00           12086.00
12/24/2007                     12499.00           11187.00           12211.00
12/25/2007                     12499.00           11187.00           12211.00
12/26/2007                     12491.00           11196.00           12202.00
12/27/2007                     12335.00           11040.00           12039.00
12/28/2007                     12355.00           11056.00           12061.00
12/29/2007                     12355.00           11056.00           12061.00
12/30/2007                     12355.00           11056.00           12061.00
12/31/2007                     12267.00           10980.00           11970.00
1/1/2008                       12267.00           10980.00           11970.00
1/2/2008                       11985.00           10824.00           11694.00
1/3/2008                       12007.00           10824.00           11714.00
1/4/2008                       11649.00           10558.00           11364.00
1/5/2008                       11649.00           10558.00           11364.00
1/6/2008                       11649.00           10558.00           11364.00
1/7/2008                       11544.00           10592.00           11261.00
1/8/2008                       11231.00           10401.00           10956.00
1/9/2008                       11299.00           10544.00           11022.00
1/10/2008                      11456.00           10628.00           11175.00
1/11/2008                      11212.00           10484.00           10935.00
1/12/2008                      11212.00           10484.00           10935.00
1/13/2008                      11212.00           10484.00           10935.00
1/14/2008                      11415.00           10598.00           11134.00
1/15/2008                      11135.00           10334.00           10862.00
1/16/2008                      11083.00           10277.00           10810.00
1/17/2008                      10672.00            9979.00           10407.00
1/18/2008                      10709.00            9918.00           10445.00
1/19/2008                      10709.00            9918.00           10445.00
1/20/2008                      10709.00            9918.00           10445.00
1/21/2008                      10709.00            9918.00           10445.00
1/22/2008                      10711.00            9809.00           10449.00
1/23/2008                      11061.00           10019.00           10791.00
1/24/2008                      11098.00           10120.00           10828.00
1/25/2008                      11091.00            9960.00           10822.00
1/26/2008                      11091.00            9960.00           10822.00
1/27/2008                      11091.00            9960.00           10822.00
1/28/2008                      11222.00           10135.00           10950.00
1/29/2008                      11336.00           10198.00           11062.00
1/30/2008                      11378.00           10150.00           11103.00
1/31/2008                      11559.00           10322.00           11280.00
2/1/2008                       11751.00           10448.00           11470.00
2/2/2008                       11751.00           10448.00           11470.00
2/3/2008                       11751.00           10448.00           11470.00
2/4/2008                       11675.00           10339.00           11394.00
2/5/2008                       11325.00           10009.00           11052.00
2/6/2008                       11292.00            9937.00           11020.00
2/7/2008                       11327.00           10017.00           11056.00
2/8/2008                       11271.00            9975.00           10999.00
2/9/2008                       11271.00            9975.00           10999.00
2/10/2008                      11271.00            9975.00           10999.00
2/11/2008                      11371.00           10035.00           11099.00
2/12/2008                      11395.00           10108.00           11123.00
2/13/2008                      11635.00           10249.00           11357.00
2/14/2008                      11480.00           10112.00           11205.00
2/15/2008                      11432.00           10121.00           11160.00
2/16/2008                      11432.00           10121.00           11160.00
2/17/2008                      11432.00           10121.00           11160.00
2/18/2008                      11432.00           10121.00           11160.00
2/19/2008                      11439.00           10113.00           11165.00
2/20/2008                      11546.00           10198.00           11271.00
2/21/2008                      11415.00           10070.00           11143.00
2/22/2008                      11511.00           10151.00           11237.00
2/23/2008                      11511.00           10151.00           11237.00
2/24/2008                      11511.00           10151.00           11237.00
2/25/2008                      11708.00           10291.00           11431.00
2/26/2008                      11795.00           10362.00           11516.00
2/27/2008                      11775.00           10355.00           11497.00
2/28/2008                      11692.00           10264.00           11415.00
2/29/2008                      11367.00            9986.00           11097.00
3/1/2008                       11367.00            9986.00           11097.00
3/2/2008                       11367.00            9986.00           11097.00
3/3/2008                       11445.00            9992.00           11174.00
3/4/2008                       11373.00            9957.00           11103.00
3/5/2008                       11489.00           10015.00           11218.00
3/6/2008                       11260.00            9796.00           10992.00
3/7/2008                       11113.00            9713.00           10848.00
3/8/2008                       11113.00            9713.00           10848.00
3/9/2008                       11113.00            9713.00           10848.00
3/10/2008                      10893.00            9564.00           10633.00
3/11/2008                      11288.00            9919.00           11020.00
3/12/2008                      11271.00            9833.00           11002.00
3/13/2008                      11343.00            9883.00           11075.00
3/14/2008                      11146.00            9678.00           10882.00
3/15/2008                      11146.00            9678.00           10882.00
3/16/2008                      11146.00            9678.00           10882.00
3/17/2008                      11056.00            9593.00           10793.00
3/18/2008                      11504.00           10000.00           11233.00
3/19/2008                      11168.00            9757.00           10904.00
3/20/2008                      11292.00            9991.00           11026.00
3/21/2008                      11292.00            9991.00           11026.00
3/22/2008                      11292.00            9991.00           11026.00
3/23/2008                      11292.00            9991.00           11026.00
3/24/2008                      11565.00           10144.00           11295.00
3/25/2008                      11692.00           10167.00           11418.00
3/26/2008                      11574.00           10079.00           11304.00
3/27/2008                      11430.00            9965.00           11162.00
3/28/2008                      11406.00            9887.00           11139.00
3/29/2008                      11406.00            9887.00           11139.00
3/30/2008                      11406.00            9887.00           11139.00
3/31/2008                      11467.00            9943.00           11200.00
4/1/2008                       11878.00           10300.00           11604.00
4/2/2008                       11902.00           10282.00           11628.00
4/3/2008                       11896.00           10296.00           11620.00
4/4/2008                       11986.00           10304.00           11708.00
4/5/2008                       11986.00           10304.00           11708.00
4/6/2008                       11986.00           10304.00           11708.00
4/7/2008                       11953.00           10320.00           11677.00
4/8/2008                       11896.00           10271.00           11621.00
4/9/2008                       11749.00           10189.00           11479.00
4/10/2008                      11815.00           10235.00           11541.00
4/11/2008                      11557.00           10027.00           11289.00
4/12/2008                      11557.00           10027.00           11289.00
4/13/2008                      11557.00           10027.00           11289.00
4/14/2008                      11581.00            9993.00           11313.00
4/15/2008                      11605.00           10039.00           11338.00
4/16/2008                      11972.00           10268.00           11699.00
4/17/2008                      11883.00           10275.00           11610.00
4/18/2008                      12231.00           10461.00           11953.00
4/19/2008                      12231.00           10461.00           11953.00
4/20/2008                      12231.00           10461.00           11953.00
4/21/2008                      12172.00           10445.00           11893.00
4/22/2008                      12010.00           10353.00           11736.00
4/23/2008                      11994.00           10383.00           11719.00
4/24/2008                      12115.00           10450.00           11840.00
4/25/2008                      12233.00           10518.00           11954.00
4/26/2008                      12233.00           10518.00           11954.00
4/27/2008                      12233.00           10518.00           11954.00
4/28/2008                      12277.00           10508.00           11997.00
4/29/2008                      12246.00           10467.00           11969.00
4/30/2008                      12211.00           10427.00           11933.00
5/1/2008                       12443.00           10608.00           12162.00
5/2/2008                       12493.00           10642.00           12211.00
5/3/2008                       12493.00           10642.00           12211.00
5/4/2008                       12493.00           10642.00           12211.00
5/5/2008                       12423.00           10595.00           12143.00
5/6/2008                       12550.00           10677.00           12267.00
5/7/2008                       12329.00           10488.00           12050.00
5/8/2008                       12423.00           10527.00           12143.00
5/9/2008                       12342.00           10458.00           12065.00
5/10/2008                      12342.00           10458.00           12065.00
5/11/2008                      12342.00           10458.00           12065.00
5/12/2008                      12544.00           10573.00           12262.00
5/13/2008                      12679.00           10572.00           12395.00
5/14/2008                      12721.00           10616.00           12435.00
5/15/2008                      12815.00           10730.00           12527.00
5/16/2008                      12793.00           10744.00           12507.00
5/17/2008                      12793.00           10744.00           12507.00
5/18/2008                      12793.00           10744.00           12507.00
5/19/2008                      12811.00           10754.00           12525.00
5/20/2008                      12697.00           10654.00           12412.00
5/21/2008                      12493.00           10484.00           12213.00
5/22/2008                      12454.00           10513.00           12175.00
5/23/2008                      12303.00           10375.00           12027.00
5/24/2008                      12303.00           10375.00           12027.00
5/25/2008                      12303.00           10375.00           12027.00
5/26/2008                      12303.00           10375.00           12027.00
5/27/2008                      12419.00           10446.00           12141.00
5/28/2008                      12542.00           10489.00           12263.00
5/29/2008                      12620.00           10546.00           12341.00
5/30/2008                      12719.00           10562.00           12438.00
5/31/2008                      12719.00           10562.00           12438.00
6/1/2008                       12719.00           10562.00           12438.00
6/2/2008                       12572.00           10452.00           12293.00
6/3/2008                       12485.00           10392.00           12206.00
6/4/2008                       12485.00           10393.00           12207.00
6/5/2008                       12623.00           10597.00           12343.00
6/6/2008                       12156.00           10271.00           11885.00
6/7/2008                       12156.00           10271.00           11885.00
6/8/2008                       12156.00           10271.00           11885.00
6/9/2008                       12183.00           10279.00           11911.00
6/10/2008                      12141.00           10254.00           11871.00
6/11/2008                      11821.00           10083.00           11557.00
6/12/2008                      11951.00           10117.00           11684.00
6/13/2008                      12180.00           10269.00           11911.00
6/14/2008                      12180.00           10269.00           11911.00
6/15/2008                      12180.00           10269.00           11911.00
6/16/2008                      12134.00           10270.00           11865.00
6/17/2008                      12016.00           10201.00           11749.00
6/18/2008                      11916.00           10102.00           11649.00
6/19/2008                      12091.00           10143.00           11821.00
6/20/2008                      11857.00            9955.00           11591.00
6/21/2008                      11857.00            9955.00           11591.00
6/22/2008                      11857.00            9955.00           11591.00
6/23/2008                      11844.00            9955.00           11580.00
6/24/2008                      11678.00            9927.00           11416.00
6/25/2008                      11627.00            9986.00           11366.00
6/26/2008                      11196.00            9695.00           10942.00
6/27/2008                      11148.00            9660.00           10895.00
6/28/2008                      11148.00            9660.00           10895.00
6/29/2008                      11148.00            9660.00           10895.00
6/30/2008                      11198.00            9672.00           10944.00
7/1/2008                       11178.00            9711.00           10925.00
7/2/2008                       10794.00            9535.00           10548.00
7/3/2008                       10868.00            9545.00           10622.00
7/4/2008                       10868.00            9545.00           10622.00
7/5/2008                       10868.00            9545.00           10622.00
7/6/2008                       10868.00            9545.00           10622.00
7/7/2008                       10857.00            9465.00           10612.00
7/8/2008                       11095.00            9631.00           10845.00
7/9/2008                       10827.00            9412.00           10582.00
7/10/2008                      10954.00            9478.00           10708.00
7/11/2008                      10794.00            9374.00           10550.00
7/12/2008                      10794.00            9374.00           10550.00
7/13/2008                      10794.00            9374.00           10550.00
7/14/2008                      10761.00            9289.00           10519.00
7/15/2008                      10587.00            9188.00           10348.00
7/16/2008                      10945.00            9420.00           10699.00
7/17/2008                      11126.00            9533.00           10877.00
7/18/2008                      11115.00            9536.00           10866.00
7/19/2008                      11115.00            9536.00           10866.00
7/20/2008                      11115.00            9536.00           10866.00
7/21/2008                      11132.00            9531.00           10883.00
7/22/2008                      11324.00            9660.00           11071.00
7/23/2008                      11350.00            9699.00           11097.00
7/24/2008                      11047.00            9475.00           10800.00
7/25/2008                      11148.00            9515.00           10899.00
7/26/2008                      11148.00            9515.00           10899.00
7/27/2008                      11148.00            9515.00           10899.00
7/28/2008                      10941.00            9338.00           10697.00
7/29/2008                      11244.00            9557.00           10994.00
7/30/2008                      11392.00            9716.00           11140.00
7/31/2008                      11174.00            9591.00           10926.00
8/1/2008                       11108.00            9537.00           10861.00
8/2/2008                       11108.00            9537.00           10861.00
8/3/2008                       11108.00            9537.00           10861.00
8/4/2008                       11011.00            9452.00           10767.00
8/5/2008                       11341.00            9724.00           11090.00
8/6/2008                       11374.00            9761.00           11123.00
8/7/2008                       11216.00            9587.00           10968.00
8/8/2008                       11590.00            9816.00           11335.00
8/9/2008                       11590.00            9816.00           11335.00
8/10/2008                      11590.00            9816.00           11335.00
8/11/2008                      11645.00            9887.00           11388.00
8/12/2008                      11502.00            9768.00           11249.00
8/13/2008                      11471.00            9743.00           11218.00
8/14/2008                      11568.00            9797.00           11313.00
8/15/2008                      11667.00            9838.00           11410.00
8/16/2008                      11667.00            9838.00           11410.00
8/17/2008                      11667.00            9838.00           11410.00
8/18/2008                      11513.00            9690.00           11261.00
8/19/2008                      11308.00            9601.00           11059.00
8/20/2008                      11308.00            9661.00           11058.00
8/21/2008                      11313.00            9686.00           11065.00
8/22/2008                      11480.00            9797.00           11229.00
8/23/2008                      11480.00            9797.00           11229.00
8/24/2008                      11480.00            9797.00           11229.00
8/25/2008                      11253.00            9604.00           11007.00
8/26/2008                      11277.00            9640.00           11029.00
8/27/2008                      11385.00            9718.00           11137.00
8/28/2008                      11662.00            9864.00           11408.00
8/29/2008                      11522.00            9729.00           11270.00
8/30/2008                      11522.00            9729.00           11270.00
8/31/2008                      11522.00            9729.00           11270.00
9/1/2008                       11522.00            9729.00           11270.00
9/2/2008                       11506.00            9690.00           11255.00
9/3/2008                       11427.00            9675.00           11176.00
9/4/2008                       10989.00            9386.00           10747.00
9/5/2008                       10996.00            9428.00           10755.00
9/6/2008                       10996.00            9428.00           10755.00
9/7/2008                       10996.00            9428.00           10755.00
9/8/2008                       11214.00            9623.00           10968.00
9/9/2008                       10818.00            9294.00           10580.00
9/10/2008                      10934.00            9352.00           10693.00
9/11/2008                      11141.00            9484.00           10899.00
9/12/2008                      11207.00            9504.00           10963.00
9/13/2008                      11207.00            9504.00           10963.00
9/14/2008                      11207.00            9504.00           10963.00
9/15/2008                      10787.00            9056.00           10554.00
9/16/2008                      10879.00            9215.00           10654.00
9/17/2008                      10394.00            8781.00           10163.00
9/18/2008                      10712.00            9164.00           10476.00
9/19/2008                      10952.00            9533.00           10714.00
9/20/2008                      10952.00            9533.00           10714.00
9/21/2008                      10952.00            9533.00           10714.00
9/22/2008                      10552.00            9169.00           10322.00
9/23/2008                      10338.00            9026.00           10114.00
9/24/2008                      10222.00            9008.00            9999.00
9/25/2008                      10301.00            9185.00           10078.00
9/26/2008                      10268.00            9216.00           10049.00
9/27/2008                      10268.00            9216.00           10049.00
9/28/2008                      10268.00            9216.00           10049.00
9/29/2008                       9600.00            8407.00            9397.00
9/30/2008                       9927.00            8862.00            9714.00
10/1/2008                       9678.00            8824.00            9471.00
10/2/2008                       9078.00            8469.00            8887.00
10/3/2008                       8956.00            8355.00            8768.00
10/4/2008                       8956.00            8355.00            8768.00
10/5/2008                       8956.00            8355.00            8768.00
10/6/2008                       8692.00            8034.00            8511.00
10/7/2008                       8281.00            7573.00            8111.00
10/8/2008                       8224.00            7491.00            8055.00
10/9/2008                       7710.00            6920.00            7549.00
10/10/2008                      7652.00            6840.00            7491.00
10/11/2008                      7652.00            6840.00            7491.00
10/12/2008                      7652.00            6840.00            7491.00
10/13/2008                      8462.00            7632.00            8284.00
10/14/2008                      8305.00            7591.00            8130.00
10/15/2008                      7482.00            6906.00            7325.00
10/16/2008                      7816.00            7200.00            7653.00
10/17/2008                      7679.00            7155.00            7516.00
10/18/2008                      7679.00            7155.00            7516.00
10/19/2008                      7679.00            7155.00            7516.00
10/20/2008                      8003.00            7496.00            7835.00
10/21/2008                      7670.00            7265.00            7507.00
10/22/2008                      7246.00            6824.00            7095.00
10/23/2008                      7209.00            6910.00            7062.00
10/24/2008                      6900.00            6672.00            6756.00
10/25/2008                      6900.00            6672.00            6756.00
10/26/2008                      6900.00            6672.00            6756.00
10/27/2008                      6712.00            6460.00            6572.00
10/28/2008                      7396.00            7157.00            7244.00
10/29/2008                      7423.00            7078.00            7270.00
10/30/2008                      7738.00            7262.00            7580.00
10/31/2008                      7884.00            7374.00            7724.00




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF....................    -37.12%           -12.41%
S&P 500 EQUAL WEIGHT INDUSTRIALS TOTAL RETURN INDEX.......    -36.96%           -12.13%
S&P 500 TOTAL RETURN INDEX................................    -36.10%           -14.15%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               27                 ANNUAL REPORT

Rydex S&P Equal Weight Industrials ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
C.H. ROBINSON WORLDWIDE, INC.                                             2.24%
WASTE MANAGEMENT, INC.                                                    2.22%
3M CO.                                                                    2.20%
ALLIED WASTE INDUSTRIES, INC.                                             2.20%
BURLINGTON NORTHERN SANTA FE CORP.                                        2.18%
UNION PACIFIC CORP.                                                       2.18%
BOEING CO.                                                                2.17%
UNITED TECHNOLOGIES CORP.                                                 2.12%
W.W. GRAINGER, INC.                                                       2.12%
RAYTHEON CO.                                                              2.10%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Machinery                                    21.90
Aerospace & Defense                          20.90
Commercial Services & Supplies               16.89
Road & Rail                                   9.81
Air Freight & Logistics                       7.99
Industrial Conglomerates                      6.93
Electrical Equipment                          5.41
Trading Companies & Distributors              3.94
Construction & Engineering                    3.09
Airlines                                      1.84
Building Products                             1.30




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ending October 31, 2008, Rydex S&P Equal Weight Materials ETF returned -40.67% compared to the benchmark S&P Equal Weight Materials Total Return Index and the capitalization-weighted S&P Materials Index, which returned -40.18% and -41.18% respectively for the same time period.

Both the equal-weight and cap-weight materials indices benefited most from the construction materials industry. Metals and mining exposure, on the other hand, detracted from both indices' returns. The S&P Equal Weight Materials Index's higher allocation to containers and packaging stocks relative to the cap-weighted materials index helped RTM. During the second half of the year, the fund's lower average weight to the top-heavy metals and mining industry, including names such as Freeport McMoran Copper and Gold (FCX), gave it an added advantage.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                                                  S&P 500
                                                                EQUAL WEIGHT
                              RYDEX S&P          S&P 500      MATERIALS TOTAL
                            EQUAL WEIGHT      TOTAL RETURN      RETURN INDEX
                          MATERIALS ETF(A)      INDEX(B)            (C)
                          ----------------    ------------    ---------------
11/1/2006                       10000             10000            10001
11/2/2006                       10064              9999            10064
11/3/2006                       10019              9978            10019
11/4/2006                       10019              9978            10019
11/5/2006                       10019              9978            10019
11/6/2006                       10132             10091            10133
11/7/2006                       10116             10114            10116
11/8/2006                       10167             10137            10167
11/9/2006                       10233             10085            10234
11/10/2006                      10165             10104            10167
11/11/2006                      10165             10104            10167
11/12/2006                      10165             10104            10167
11/13/2006                      10260             10132            10262
11/14/2006                      10277             10198            10279
11/15/2006                      10301             10225            10303
11/16/2006                      10273             10249            10274
11/17/2006                      10291             10259            10294
11/18/2006                      10291             10259            10294
11/19/2006                      10291             10259            10294
11/20/2006                      10384             10254            10387
11/21/2006                      10452             10272            10456
11/22/2006                      10547             10297            10552
11/23/2006                      10547             10297            10552
11/24/2006                      10551             10260            10556
11/25/2006                      10551             10260            10556
11/26/2006                      10551             10260            10556
11/27/2006                      10394             10120            10397
11/28/2006                      10386             10158            10391
11/29/2006                      10516             10256            10521
11/30/2006                      10555             10264            10561
12/1/2006                       10485             10236            10491
12/2/2006                       10485             10236            10491
12/3/2006                       10485             10236            10491
12/4/2006                       10671             10327            10676
12/5/2006                       10729             10368            10735
12/6/2006                       10725             10357            10731
12/7/2006                       10762             10317            10768
12/8/2006                       10807             10336            10814
12/9/2006                       10807             10336            10814
12/10/2006                      10807             10336            10814
12/11/2006                      10768             10359            10774
12/12/2006                      10636             10349            10642
12/13/2006                      10677             10363            10684
12/14/2006                      10739             10453            10746
12/15/2006                      10809             10465            10817
12/16/2006                      10809             10465            10817
12/17/2006                      10809             10465            10817
12/18/2006                      10706             10431            10714
12/19/2006                      10783             10454            10791
12/20/2006                      10745             10440            10753
12/21/2006                      10624             10404            10633
12/22/2006                      10578             10350            10587
12/23/2006                      10578             10350            10587
12/24/2006                      10578             10350            10587
12/25/2006                      10578             10350            10587
12/26/2006                      10673             10395            10683
12/27/2006                      10795             10470            10805
12/28/2006                      10758             10455            10767
12/29/2006                      10690             10408            10699
12/30/2006                      10690             10408            10699
12/31/2006                      10690             10408            10699
1/1/2007                        10690             10408            10699
1/2/2007                        10690             10408            10699
1/3/2007                        10652             10398            10662
1/4/2007                        10562             10411            10572
1/5/2007                        10502             10347            10512
1/6/2007                        10502             10347            10512
1/7/2007                        10502             10347            10512
1/8/2007                        10526             10373            10538
1/9/2007                        10520             10368            10531
1/10/2007                       10568             10389            10580
1/11/2007                       10715             10455            10726
1/12/2007                       10820             10506            10833
1/13/2007                       10820             10506            10833
1/14/2007                       10820             10506            10833
1/15/2007                       10820             10506            10833
1/16/2007                       10814             10515            10828
1/17/2007                       10835             10506            10848
1/18/2007                       10777             10475            10791
1/19/2007                       10918             10506            10931
1/20/2007                       10918             10506            10931
1/21/2007                       10918             10506            10931
1/22/2007                       10814             10451            10828
1/23/2007                       10978             10488            10991
1/24/2007                       11054             10577            11069
1/25/2007                       10965             10458            10980
1/26/2007                       10967             10445            10983
1/27/2007                       10967             10445            10983
1/28/2007                       10967             10445            10983
1/29/2007                       10945             10435            10960
1/30/2007                       10963             10495            10978
1/31/2007                       11090             10566            11105
2/1/2007                        11170             10625            11186
2/2/2007                        11166             10643            11182
2/3/2007                        11166             10643            11182
2/4/2007                        11166             10643            11182
2/5/2007                        11116             10634            11134
2/6/2007                        11179             10641            11195
2/7/2007                        11187             10660            11203
2/8/2007                        11170             10648            11188
2/9/2007                        11127             10573            11145
2/10/2007                       11127             10573            11145
2/11/2007                       11127             10573            11145
2/12/2007                       11137             10539            11155
2/13/2007                       11365             10621            11384
2/14/2007                       11425             10705            11444
2/15/2007                       11487             10717            11506
2/16/2007                       11508             10708            11529
2/17/2007                       11508             10708            11529
2/18/2007                       11508             10708            11529
2/19/2007                       11508             10708            11529
2/20/2007                       11553             10739            11574
2/21/2007                       11705             10724            11726
2/22/2007                       11649             10717            11671
2/23/2007                       11651             10680            11674
2/24/2007                       11651             10680            11674
2/25/2007                       11651             10680            11674
2/26/2007                       11758             10668            11781
2/27/2007                       11278             10299            11297
2/28/2007                       11334             10359            11356
3/1/2007                        11276             10332            11297
3/2/2007                        11087             10215            11108
3/3/2007                        11087             10215            11108
3/4/2007                        11087             10215            11108
3/5/2007                        10943             10119            10963
3/6/2007                        11150             10276            11171
3/7/2007                        11123             10254            11143
3/8/2007                        11266             10327            11287
3/9/2007                        11313             10334            11335
3/10/2007                       11313             10334            11335
3/11/2007                       11313             10334            11335
3/12/2007                       11361             10362            11384
3/13/2007                       11073             10154            11095
3/14/2007                       11160             10223            11183
3/15/2007                       11303             10261            11326
3/16/2007                       11214             10222            11236
3/17/2007                       11214             10222            11236
3/18/2007                       11214             10222            11236
3/19/2007                       11377             10333            11399
3/20/2007                       11462             10399            11486
3/21/2007                       11615             10577            11640
3/22/2007                       11586             10573            11609
3/23/2007                       11628             10584            11653
3/24/2007                       11628             10584            11653
3/25/2007                       11628             10584            11653
3/26/2007                       11702             10595            11728
3/27/2007                       11589             10529            11613
3/28/2007                       11479             10448            11503
3/29/2007                       11549             10487            11574
3/30/2007                       11533             10475            11558
3/31/2007                       11533             10475            11558
4/1/2007                        11533             10475            11558
4/2/2007                        11591             10502            11616
4/3/2007                        11713             10602            11740
4/4/2007                        11717             10614            11744
4/5/2007                        11707             10649            11734
4/6/2007                        11707             10649            11734
4/7/2007                        11707             10649            11734
4/8/2007                        11707             10649            11734
4/9/2007                        11800             10655            11827
4/10/2007                       11736             10684            11763
4/11/2007                       11649             10615            11676
4/12/2007                       11746             10681            11774
4/13/2007                       11769             10718            11798
4/14/2007                       11769             10718            11798
4/15/2007                       11769             10718            11798
4/16/2007                       11919             10833            11949
4/17/2007                       11859             10855            11888
4/18/2007                       11786             10863            11815
4/19/2007                       11788             10850            11817
4/20/2007                       11919             10951            11950
4/21/2007                       11919             10951            11950
4/22/2007                       11919             10951            11950
4/23/2007                       11902             10926            11932
4/24/2007                       11805             10922            11834
4/25/2007                       12000             11034            12032
4/26/2007                       11981             11026            12012
4/27/2007                       11962             11025            11993
4/28/2007                       11962             11025            11993
4/29/2007                       11962             11025            11993
4/30/2007                       11780             10939            11811
5/1/2007                        11707             10968            11738
5/2/2007                        11819             11040            11851
5/3/2007                        11904             11091            11937
5/4/2007                        11950             11115            11982
5/5/2007                        11950             11115            11982
5/6/2007                        11950             11115            11982
5/7/2007                        12052             11144            12085
5/8/2007                        12039             11132            12072
5/9/2007                        12126             11171            12160
5/10/2007                       11910             11017            11943
5/11/2007                       12025             11124            12059
5/12/2007                       12025             11124            12059
5/13/2007                       12025             11124            12059
5/14/2007                       11973             11105            12006
5/15/2007                       12050             11091            12084
5/16/2007                       12070             11190            12105
5/17/2007                       12066             11181            12101
5/18/2007                       12145             11255            12180
5/19/2007                       12145             11255            12180
5/20/2007                       12145             11255            12180
5/21/2007                       12158             11272            12194
5/22/2007                       12135             11265            12170
5/23/2007                       12120             11252            12156
5/24/2007                       11973             11144            12008
5/25/2007                       12116             11205            12152
5/26/2007                       12116             11205            12152
5/27/2007                       12116             11205            12152
5/28/2007                       12116             11205            12152
5/29/2007                       12089             11224            12125
5/30/2007                       12236             11318            12275
5/31/2007                       12284             11321            12322
6/1/2007                        12403             11363            12442
6/2/2007                        12403             11363            12442
6/3/2007                        12403             11363            12442
6/4/2007                        12382             11384            12420
6/5/2007                        12330             11324            12369
6/6/2007                        12176             11226            12214
6/7/2007                        11896             11030            11933
6/8/2007                        12099             11155            12138
6/9/2007                        12099             11155            12138
6/10/2007                       12099             11155            12138
6/11/2007                       12006             11166            12044
6/12/2007                       11873             11047            11911
6/13/2007                       12137             11217            12176
6/14/2007                       12218             11272            12258
6/15/2007                       12329             11345            12370
6/16/2007                       12329             11345            12370
6/17/2007                       12329             11345            12370
6/18/2007                       12319             11332            12361
6/19/2007                       12381             11352            12405
6/20/2007                       12173             11197            12266
6/21/2007                       12275             11269            12372
6/22/2007                       12167             11124            12263
6/23/2007                       12167             11124            12263
6/24/2007                       12167             11124            12263
6/25/2007                       12068             11088            12161
6/26/2007                       11949             11053            12043
6/27/2007                       12026             11154            12120
6/28/2007                       12051             11150            12145
6/29/2007                       12122             11133            12216
6/30/2007                       12122             11133            12216
7/1/2007                        12122             11133            12216
7/2/2007                        12301             11252            12400
7/3/2007                        12313             11294            12411
7/4/2007                        12313             11294            12411
7/5/2007                        12363             11298            12462
7/6/2007                        12417             11339            12517
7/7/2007                        12417             11339            12517
7/8/2007                        12417             11339            12517
7/9/2007                        12411             11349            12510
7/10/2007                       12219             11188            12317
7/11/2007                       12353             11254            12453
7/12/2007                       12638             11468            12741
7/13/2007                       12727             11504            12831
7/14/2007                       12727             11504            12831
7/15/2007                       12727             11504            12831
7/16/2007                       12611             11482            12715
7/17/2007                       12698             11481            12803
7/18/2007                       12754             11458            12860
7/19/2007                       12804             11510            12910
7/20/2007                       12588             11369            12693
7/21/2007                       12588             11369            12693
7/22/2007                       12588             11369            12693
7/23/2007                       12644             11425            12749
7/24/2007                       12469             11199            12573
7/25/2007                       12350             11251            12454
7/26/2007                       11945             10988            12043
7/27/2007                       11697             10814            11793
7/28/2007                       11697             10814            11793
7/29/2007                       11697             10814            11793
7/30/2007                       11953             10925            12051
7/31/2007                       11826             10787            11922
8/1/2007                        11864             10866            11962
8/2/2007                        11832             10916            11931
8/3/2007                        11522             10627            11616
8/4/2007                        11522             10627            11616
8/5/2007                        11522             10627            11616
8/6/2007                        11683             10884            11779
8/7/2007                        11680             10951            11776
8/8/2007                        11903             11109            12003
8/9/2007                        11522             10781            11618
8/10/2007                       11591             10786            11688
8/11/2007                       11591             10786            11688
8/12/2007                       11591             10786            11688
8/13/2007                       11593             10782            11691
8/14/2007                       11306             10587            11399
8/15/2007                       10969             10443            11057
8/16/2007                       10915             10477            11003
8/17/2007                       11158             10735            11250
8/18/2007                       11158             10735            11250
8/19/2007                       11158             10735            11250
8/20/2007                       11279             10732            11373
8/21/2007                       11325             10744            11419
8/22/2007                       11649             10870            11749
8/23/2007                       11564             10858            11663
8/24/2007                       11743             10985            11844
8/25/2007                       11743             10985            11844
8/26/2007                       11743             10985            11844
8/27/2007                       11624             10892            11726
8/28/2007                       11289             10636            11385
8/29/2007                       11556             10872            11656
8/30/2007                       11524             10827            11625
8/31/2007                       11676             10949            11778
9/1/2007                        11676             10949            11778
9/2/2007                        11676             10949            11778
9/3/2007                        11676             10949            11778
9/4/2007                        11741             11064            11843
9/5/2007                        11612             10942            11713
9/6/2007                        11714             10990            11816
9/7/2007                        11450             10804            11549
9/8/2007                        11450             10804            11549
9/9/2007                        11450             10804            11549
9/10/2007                       11304             10791            11402
9/11/2007                       11443             10938            11542
9/12/2007                       11425             10942            11525
9/13/2007                       11545             11034            11647
9/14/2007                       11599             11037            11703
9/15/2007                       11599             11037            11703
9/16/2007                       11599             11037            11703
9/17/2007                       11558             10980            11661
9/18/2007                       12043             11301            12154
9/19/2007                       12192             11370            12305
9/20/2007                       12149             11296            12262
9/21/2007                       12221             11348            12335
9/22/2007                       12221             11348            12335
9/23/2007                       12221             11348            12335
9/24/2007                       12146             11289            12259
9/25/2007                       12115             11285            12226
9/26/2007                       12209             11348            12322
9/27/2007                       12356             11393            12472
9/28/2007                       12273             11359            12387
9/29/2007                       12273             11359            12387
9/30/2007                       12273             11359            12387
10/1/2007                       12469             11510            12586
10/2/2007                       12463             11507            12580
10/3/2007                       12342             11457            12459
10/4/2007                       12327             11481            12444
10/5/2007                       12578             11594            12698
10/6/2007                       12578             11594            12698
10/7/2007                       12578             11594            12698
10/8/2007                       12498             11557            12619
10/9/2007                       12676             11650            12797
10/10/2007                      12540             11631            12661
10/11/2007                      12480             11572            12599
10/12/2007                      12544             11627            12667
10/13/2007                      12544             11627            12667
10/14/2007                      12544             11627            12667
10/15/2007                      12419             11530            12539
10/16/2007                      12246             11454            12366
10/17/2007                      12263             11475            12383
10/18/2007                      12363             11467            12483
10/19/2007                      12081             11173            12198
10/20/2007                      12081             11173            12198
10/21/2007                      12081             11173            12198
10/22/2007                      12052             11216            12170
10/23/2007                      12127             11315            12244
10/24/2007                      12181             11287            12299
10/25/2007                      12156             11276            12275
10/26/2007                      12296             11432            12415
10/27/2007                      12296             11432            12415
10/28/2007                      12296             11432            12415
10/29/2007                      12394             11476            12514
10/30/2007                      12177             11402            12296
10/31/2007                      12402             11539            12524
11/1/2007                       12014             11237            12131
11/2/2007                       12068             11247            12185
11/3/2007                       12068             11247            12185
11/4/2007                       12068             11247            12185
11/5/2007                       11962             11192            12078
11/6/2007                       12204             11327            12322
11/7/2007                       11803             11000            11919
11/8/2007                       11916             10994            12033
11/9/2007                       11732             10837            11846
11/10/2007                      11732             10837            11846
11/11/2007                      11732             10837            11846
11/12/2007                      11417             10729            11529
11/13/2007                      11691             11045            11805
11/14/2007                      11689             10970            11802
11/15/2007                      11436             10825            11546
11/16/2007                      11426             10882            11536
11/17/2007                      11426             10882            11536
11/18/2007                      11426             10882            11536
11/19/2007                      11060             10692            11166
11/20/2007                      11217             10741            11324
11/21/2007                      11052             10571            11157
11/22/2007                      11052             10571            11157
11/23/2007                      11229             10750            11338
11/24/2007                      11229             10750            11338
11/25/2007                      11229             10750            11338
11/26/2007                      11031             10500            11138
11/27/2007                      11161             10658            11267
11/28/2007                      11670             10966            11785
11/29/2007                      11695             10972            11810
11/30/2007                      11831             11057            11948
12/1/2007                       11831             11057            11948
12/2/2007                       11831             11057            11948
12/3/2007                       11753             10992            11869
12/4/2007                       11649             10920            11763
12/5/2007                       11816             11092            11933
12/6/2007                       12062             11260            12182
12/7/2007                       12142             11240            12264
12/8/2007                       12142             11240            12264
12/9/2007                       12142             11240            12264
12/10/2007                      12283             11325            12408
12/11/2007                      11858             11039            11974
12/12/2007                      11991             11107            12111
12/13/2007                      12025             11121            12144
12/14/2007                      11787             10969            11902
12/15/2007                      11787             10969            11902
12/16/2007                      11787             10969            11902
12/17/2007                      11499             10804            11608
12/18/2007                      11599             10872            11710
12/19/2007                      11534             10857            11646
12/20/2007                      11680             10914            11794
12/21/2007                      11926             11097            12046
12/22/2007                      11926             11097            12046
12/23/2007                      11926             11097            12046
12/24/2007                      11976             11187            12097
12/25/2007                      11976             11187            12097
12/26/2007                      12020             11196            12143
12/27/2007                      11840             11040            11958
12/28/2007                      11853             11056            11972
12/29/2007                      11853             11056            11972
12/30/2007                      11853             11056            11972
12/31/2007                      11775             10980            11893
1/1/2008                        11775             10980            11893
1/2/2008                        11619             10824            11736
1/3/2008                        11628             10824            11744
1/4/2008                        11283             10558            11397
1/5/2008                        11283             10558            11397
1/6/2008                        11283             10558            11397
1/7/2008                        11171             10592            11284
1/8/2008                        10912             10401            11022
1/9/2008                        10977             10544            11089
1/10/2008                       11190             10628            11305
1/11/2008                       11045             10484            11156
1/12/2008                       11045             10484            11156
1/13/2008                       11045             10484            11156
1/14/2008                       11374             10598            11490
1/15/2008                       11051             10334            11165
1/16/2008                       10855             10277            10966
1/17/2008                       10384              9979            10490
1/18/2008                       10504              9918            10612
1/19/2008                       10504              9918            10612
1/20/2008                       10504              9918            10612
1/21/2008                       10504              9918            10612
1/22/2008                       10411              9809            10518
1/23/2008                       10631             10019            10740
1/24/2008                       10781             10120            10891
1/25/2008                       10775              9960            10885
1/26/2008                       10775              9960            10885
1/27/2008                       10775              9960            10885
1/28/2008                       11019             10135            11133
1/29/2008                       11083             10198            11199
1/30/2008                       11055             10150            11171
1/31/2008                       11279             10322            11398
2/1/2008                        11503             10448            11624
2/2/2008                        11503             10448            11624
2/3/2008                        11503             10448            11624
2/4/2008                        11323             10339            11444
2/5/2008                        10971             10009            11086
2/6/2008                        10929              9937            11044
2/7/2008                        11030             10017            11146
2/8/2008                        11136              9975            11255
2/9/2008                        11136              9975            11255
2/10/2008                       11136              9975            11255
2/11/2008                       11283             10035            11404
2/12/2008                       11275             10108            11395
2/13/2008                       11431             10249            11552
2/14/2008                       11294             10112            11414
2/15/2008                       11279             10121            11399
2/16/2008                       11279             10121            11399
2/17/2008                       11279             10121            11399
2/18/2008                       11279             10121            11399
2/19/2008                       11427             10113            11550
2/20/2008                       11568             10198            11694
2/21/2008                       11404             10070            11526
2/22/2008                       11465             10151            11589
2/23/2008                       11465             10151            11589
2/24/2008                       11465             10151            11589
2/25/2008                       11733             10291            11861
2/26/2008                       11756             10362            11884
2/27/2008                       11758             10355            11888
2/28/2008                       11687             10264            11814
2/29/2008                       11231              9986            11353
3/1/2008                        11231              9986            11353
3/2/2008                        11231              9986            11353
3/3/2008                        11359              9992            11484
3/4/2008                        11174              9957            11295
3/5/2008                        11404             10015            11529
3/6/2008                        11205              9796            11329
3/7/2008                        10899              9713            11019
3/8/2008                        10899              9713            11019
3/9/2008                        10899              9713            11019
3/10/2008                       10563              9564            10676
3/11/2008                       11152              9919            11275
3/12/2008                       11112              9833            11235
3/13/2008                       11302              9883            11428
3/14/2008                       11169              9678            11292
3/15/2008                       11169              9678            11292
3/16/2008                       11169              9678            11292
3/17/2008                       10981              9593            11103
3/18/2008                       11330             10000            11457
3/19/2008                       10827              9757            10947
3/20/2008                       10846              9991            10964
3/21/2008                       10846              9991            10964
3/22/2008                       10846              9991            10964
3/23/2008                       10846              9991            10964
3/24/2008                       11170             10144            11292
3/25/2008                       11376             10167            11504
3/26/2008                       11326             10079            11452
3/27/2008                       11161              9965            11286
3/28/2008                       11127              9887            11252
3/29/2008                       11127              9887            11252
3/30/2008                       11127              9887            11252
3/31/2008                       11191              9943            11317
4/1/2008                        11561             10300            11691
4/2/2008                        11665             10282            11796
4/3/2008                        11743             10296            11876
4/4/2008                        11955             10304            12091
4/5/2008                        11955             10304            12091
4/6/2008                        11955             10304            12091
4/7/2008                        11885             10320            12020
4/8/2008                        11928             10271            12065
4/9/2008                        11758             10189            11896
4/10/2008                       11784             10235            11921
4/11/2008                       11589             10027            11724
4/12/2008                       11589             10027            11724
4/13/2008                       11589             10027            11724
4/14/2008                       11546              9993            11683
4/15/2008                       11576             10039            11714
4/16/2008                       12089             10268            12235
4/17/2008                       12040             10275            12185
4/18/2008                       12209             10461            12356
4/19/2008                       12209             10461            12356
4/20/2008                       12209             10461            12356
4/21/2008                       12173             10445            12321
4/22/2008                       11930             10353            12072
4/23/2008                       11818             10383            11959
4/24/2008                       11769             10450            11907
4/25/2008                       12059             10518            12205
4/26/2008                       12059             10518            12205
4/27/2008                       12059             10518            12205
4/28/2008                       11955             10508            12096
4/29/2008                       11724             10467            11863
4/30/2008                       11671             10427            11811
5/1/2008                        11659             10608            11796
5/2/2008                        11731             10642            11872
5/3/2008                        11731             10642            11872
5/4/2008                        11731             10642            11872
5/5/2008                        11828             10595            11975
5/6/2008                        11915             10677            12066
5/7/2008                        11843             10488            11988
5/8/2008                        12048             10527            12198
5/9/2008                        11898             10458            12045
5/10/2008                       11898             10458            12045
5/11/2008                       11898             10458            12045
5/12/2008                       12097             10573            12245
5/13/2008                       12137             10572            12288
5/14/2008                       12233             10616            12384
5/15/2008                       12426             10730            12580
5/16/2008                       12551             10744            12708
5/17/2008                       12551             10744            12708
5/18/2008                       12551             10744            12708
5/19/2008                       12544             10754            12698
5/20/2008                       12476             10654            12633
5/21/2008                       12133             10484            12285
5/22/2008                       12072             10513            12222
5/23/2008                       11909             10375            12058
5/24/2008                       11909             10375            12058
5/25/2008                       11909             10375            12058
5/26/2008                       11909             10375            12058
5/27/2008                       11896             10446            12043
5/28/2008                       12212             10489            12363
5/29/2008                       12137             10546            12287
5/30/2008                       12127             10562            12279
5/31/2008                       12127             10562            12279
6/1/2008                        12127             10562            12279
6/2/2008                        12034             10452            12185
6/3/2008                        11934             10392            12086
6/4/2008                        11943             10393            12095
6/5/2008                        12243             10597            12401
6/6/2008                        11890             10271            12044
6/7/2008                        11890             10271            12044
6/8/2008                        11890             10271            12044
6/9/2008                        11932             10279            12088
6/10/2008                       11741             10254            11894
6/11/2008                       11519             10083            11672
6/12/2008                       11559             10117            11711
6/13/2008                       11875             10269            12033
6/14/2008                       11875             10269            12033
6/15/2008                       11875             10269            12033
6/16/2008                       11843             10270            12001
6/17/2008                       11771             10201            11928
6/18/2008                       11650             10102            11808
6/19/2008                       11716             10143            11875
6/20/2008                       11469              9955            11625
6/21/2008                       11469              9955            11625
6/22/2008                       11469              9955            11625
6/23/2008                       11535              9955            11693
6/24/2008                       11268              9927            11421
6/25/2008                       11414              9986            11571
6/26/2008                       11037              9695            11186
6/27/2008                       11043              9660            11194
6/28/2008                       11043              9660            11194
6/29/2008                       11043              9660            11194
6/30/2008                       10997              9672            11147
7/1/2008                        10888              9711            11037
7/2/2008                        10396              9535            10537
7/3/2008                        10451              9545            10594
7/4/2008                        10451              9545            10594
7/5/2008                        10451              9545            10594
7/6/2008                        10451              9545            10594
7/7/2008                        10381              9465            10522
7/8/2008                        10481              9631            10625
7/9/2008                        10338              9412            10479
7/10/2008                       10700              9478            10846
7/11/2008                       10683              9374            10828
7/12/2008                       10683              9374            10828
7/13/2008                       10683              9374            10828
7/14/2008                       10656              9289            10799
7/15/2008                       10575              9188            10717
7/16/2008                       10749              9420            10896
7/17/2008                       10873              9533            11022
7/18/2008                       10839              9536            10988
7/19/2008                       10839              9536            10988
7/20/2008                       10839              9536            10988
7/21/2008                       10982              9531            11132
7/22/2008                       10997              9660            11147
7/23/2008                       10988              9699            11140
7/24/2008                       10705              9475            10851
7/25/2008                       10745              9515            10893
7/26/2008                       10745              9515            10893
7/27/2008                       10745              9515            10893
7/28/2008                       10688              9338            10834
7/29/2008                       11009              9557            11162
7/30/2008                       11218              9716            11374
7/31/2008                       11148              9591            11304
8/1/2008                        10990              9537            11142
8/2/2008                        10990              9537            11142
8/3/2008                        10990              9537            11142
8/4/2008                        10694              9452            10841
8/5/2008                        10922              9724            11073
8/6/2008                        11003              9761            11155
8/7/2008                        10837              9587            10986
8/8/2008                        11003              9816            11157
8/9/2008                        11003              9816            11157
8/10/2008                       11003              9816            11157
8/11/2008                       10997              9887            11151
8/12/2008                       11009              9768            11162
8/13/2008                       11146              9743            11303
8/14/2008                       11129              9797            11285
8/15/2008                       11158              9838            11317
8/16/2008                       11158              9838            11317
8/17/2008                       11158              9838            11317
8/18/2008                       11039              9690            11195
8/19/2008                       10960              9601            11113
8/20/2008                       11094              9661            11251
8/21/2008                       11141              9686            11298
8/22/2008                       11152              9797            11310
8/23/2008                       11152              9797            11310
8/24/2008                       11152              9797            11310
8/25/2008                       10935              9604            11089
8/26/2008                       11020              9640            11176
8/27/2008                       11146              9718            11303
8/28/2008                       11369              9864            11533
8/29/2008                       11229              9729            11390
8/30/2008                       11229              9729            11390
8/31/2008                       11229              9729            11390
9/1/2008                        11229              9729            11390
9/2/2008                        11080              9690            11238
9/3/2008                        11094              9675            11253
9/4/2008                        10673              9386            10826
9/5/2008                        10775              9428            10929
9/6/2008                        10775              9428            10929
9/7/2008                        10775              9428            10929
9/8/2008                        10781              9623            10938
9/9/2008                        10372              9294            10521
9/10/2008                       10558              9352            10710
9/11/2008                       10711              9484            10866
9/12/2008                       10901              9504            11061
9/13/2008                       10901              9504            11061
9/14/2008                       10901              9504            11061
9/15/2008                       10338              9056            10488
9/16/2008                       10547              9215            10699
9/17/2008                       10127              8781            10272
9/18/2008                       10436              9164            10587
9/19/2008                       10907              9533            11068
9/20/2008                       10907              9533            11068
9/21/2008                       10907              9533            11068
9/22/2008                       10493              9169            10650
9/23/2008                       10250              9026            10408
9/24/2008                       10210              9008            10368
9/25/2008                       10255              9185            10417
9/26/2008                       10031              9216            10194
9/27/2008                       10031              9216            10194
9/28/2008                       10031              9216            10194
9/29/2008                        9179              8407             9332
9/30/2008                        9498              8862             9654
10/1/2008                        9327              8824             9484
10/2/2008                        8683              8469             8837
10/3/2008                        8610              8355             8762
10/4/2008                        8610              8355             8762
10/5/2008                        8610              8355             8762
10/6/2008                        8274              8034             8420
10/7/2008                        7777              7573             7919
10/8/2008                        7927              7491             8069
10/9/2008                        7381              6920             7516
10/10/2008                       7366              6840             7502
10/11/2008                       7366              6840             7502
10/12/2008                       7366              6840             7502
10/13/2008                       8205              7632             8352
10/14/2008                       8051              7591             8198
10/15/2008                       7079              6906             7212
10/16/2008                       7426              7200             7565
10/17/2008                       7372              7155             7509
10/18/2008                       7372              7155             7509
10/19/2008                       7372              7155             7509
10/20/2008                       7848              7496             7990
10/21/2008                       7481              7265             7619
10/22/2008                       6931              6824             7061
10/23/2008                       6867              6910             6997
10/24/2008                       6582              6672             6706
10/25/2008                       6582              6672             6706
10/26/2008                       6582              6672             6706
10/27/2008                       6257              6460             6375
10/28/2008                       7002              7157             7134
10/29/2008                       7027              7078             7155
10/30/2008                       7229              7262             7359
10/31/2008                       7359              7374             7492




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEX S&P EQUAL WEIGHT MATERIALS ETF......................    -40.67%           -14.22%
S&P 500 EQUAL WEIGHT MATERIALS TOTAL RETURN INDEX.........    -40.18%           -13.46%
S&P 500 TOTAL RETURN INDEX................................    -36.10%           -14.15%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               29                 ANNUAL REPORT

Rydex S&P Equal Weight Materials ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

     DESCRIPTION                                                    % OF NET ASSETS
------------------------------------------------------------------------------------
ROHM & HAAS CO.                                                           4.58%
BEMIS CO., INC.                                                           4.16%
NUCOR CORP.                                                               4.08%
PACTIV CORP.                                                              4.05%
HERCULES, INC.                                                            4.04%
SIGMA-ALDRICH CORP.                                                       3.90%
BALL CORP.                                                                3.86%
MONSANTO CO.                                                              3.70%
PRAXAIR, INC.                                                             3.70%
TITANIUM METALS CORP.                                                     3.60%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Chemicals                                    50.42
Metals & Mining                              22.02
Containers & Packaging                       15.61
Paper & Forest Products                       8.73
Construction Materials                        3.22




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the period ended October 31, 2008, Rydex S&P Equal Weight Technology ETF returned -45.58% compared to its benchmark S&P Equal Weight Technology Total Return Index and the capitalization-weighted S&P Technology Index, which returned -45.55% and -41.21% respectively for the same time period.

The office electronics industry benefited both the equal weight technology index and its cap-weighted counterpart. While semiconductors and semiconductor equipment were the largest detractors of returns for the S&P Equal Weight Technology Index, the cap-weighted technology index and the equal weight index were hurt most by computers and peripherals. The equal weight exposure to computers and peripherals was most responsible for RYT's underperformance.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                                                       S&P 500
                                                                    EQUAL WEIGHT
                              RYDEX S&P           S&P 500      INFORMATION TECHNOLOGY
                             EQUAL WEIGHT      TOTAL RETURN         TOTAL RETURN
                          TECHNOLOGY ETF(A)      INDEX(B)             INDEX(C)
                          -----------------    ------------    ----------------------
11/1/2006                       10000              10000                10001
11/2/2006                       10008               9999                10011
11/3/2006                       10010               9978                10013
11/4/2006                       10010               9978                10013
11/5/2006                       10010               9978                10013
11/6/2006                       10169              10091                10172
11/7/2006                       10228              10114                10231
11/8/2006                       10266              10137                10269
11/9/2006                       10249              10085                10253
11/10/2006                      10312              10104                10315
11/11/2006                      10312              10104                10315
11/12/2006                      10312              10104                10315
11/13/2006                      10423              10132                10426
11/14/2006                      10548              10198                10551
11/15/2006                      10561              10225                10566
11/16/2006                      10592              10249                10597
11/17/2006                      10579              10259                10585
11/18/2006                      10579              10259                10585
11/19/2006                      10579              10259                10585
11/20/2006                      10594              10254                10599
11/21/2006                      10596              10272                10601
11/22/2006                      10697              10297                10703
11/23/2006                      10697              10297                10703
11/24/2006                      10665              10260                10671
11/25/2006                      10665              10260                10671
11/26/2006                      10665              10260                10671
11/27/2006                      10400              10120                10406
11/28/2006                      10397              10158                10403
11/29/2006                      10439              10256                10445
11/30/2006                      10485              10264                10492
12/1/2006                       10400              10236                10408
12/2/2006                       10400              10236                10408
12/3/2006                       10400              10236                10408
12/4/2006                       10527              10327                10536
12/5/2006                       10569              10368                10577
12/6/2006                       10523              10357                10532
12/7/2006                       10427              10317                10434
12/8/2006                       10441              10336                10451
12/9/2006                       10441              10336                10451
12/10/2006                      10441              10336                10451
12/11/2006                      10446              10359                10454
12/12/2006                      10395              10349                10404
12/13/2006                      10372              10363                10381
12/14/2006                      10527              10453                10536
12/15/2006                      10527              10465                10538
12/16/2006                      10527              10465                10538
12/17/2006                      10527              10465                10538
12/18/2006                      10456              10431                10468
12/19/2006                      10404              10454                10415
12/20/2006                      10423              10440                10433
12/21/2006                      10339              10404                10350
12/22/2006                      10262              10350                10274
12/23/2006                      10262              10350                10274
12/24/2006                      10262              10350                10274
12/25/2006                      10262              10350                10274
12/26/2006                      10316              10395                10329
12/27/2006                      10387              10470                10399
12/28/2006                      10358              10455                10370
12/29/2006                      10316              10408                10329
12/30/2006                      10316              10408                10329
12/31/2006                      10316              10408                10329
1/1/2007                        10316              10408                10329
1/2/2007                        10316              10408                10329
1/3/2007                        10328              10398                10342
1/4/2007                        10513              10411                10526
1/5/2007                        10425              10347                10439
1/6/2007                        10425              10347                10439
1/7/2007                        10425              10347                10439
1/8/2007                        10435              10373                10448
1/9/2007                        10469              10368                10483
1/10/2007                       10546              10389                10561
1/11/2007                       10590              10455                10605
1/12/2007                       10611              10506                10625
1/13/2007                       10611              10506                10625
1/14/2007                       10611              10506                10625
1/15/2007                       10611              10506                10625
1/16/2007                       10582              10515                10595
1/17/2007                       10492              10506                10506
1/18/2007                       10268              10475                10282
1/19/2007                       10301              10506                10315
1/20/2007                       10301              10506                10315
1/21/2007                       10301              10506                10315
1/22/2007                       10211              10451                10225
1/23/2007                       10224              10488                10239
1/24/2007                       10379              10577                10394
1/25/2007                       10287              10458                10301
1/26/2007                       10335              10445                10351
1/27/2007                       10335              10445                10351
1/28/2007                       10335              10445                10351
1/29/2007                       10297              10435                10313
1/30/2007                       10343              10495                10359
1/31/2007                       10370              10566                10386
2/1/2007                        10412              10625                10428
2/2/2007                        10473              10643                10488
2/3/2007                        10473              10643                10488
2/4/2007                        10473              10643                10488
2/5/2007                        10467              10634                10484
2/6/2007                        10456              10641                10473
2/7/2007                        10575              10660                10593
2/8/2007                        10598              10648                10615
2/9/2007                        10462              10573                10479
2/10/2007                       10462              10573                10479
2/11/2007                       10462              10573                10479
2/12/2007                       10418              10539                10435
2/13/2007                       10462              10621                10480
2/14/2007                       10632              10705                10651
2/15/2007                       10692              10717                10710
2/16/2007                       10674              10708                10693
2/17/2007                       10674              10708                10693
2/18/2007                       10674              10708                10693
2/19/2007                       10674              10708                10693
2/20/2007                       10724              10739                10743
2/21/2007                       10711              10724                10731
2/22/2007                       10799              10717                10818
2/23/2007                       10831              10680                10852
2/24/2007                       10831              10680                10852
2/25/2007                       10831              10680                10852
2/26/2007                       10778              10668                10799
2/27/2007                       10374              10299                10395
2/28/2007                       10431              10359                10451
3/1/2007                        10354              10332                10372
3/2/2007                        10167              10215                10187
3/3/2007                        10167              10215                10187
3/4/2007                        10167              10215                10187
3/5/2007                        10079              10119                10098
3/6/2007                        10255              10276                10276
3/7/2007                        10199              10254                10220
3/8/2007                        10291              10327                10311
3/9/2007                        10316              10334                10337
3/10/2007                       10316              10334                10337
3/11/2007                       10316              10334                10337
3/12/2007                       10387              10362                10407
3/13/2007                       10172              10154                10193
3/14/2007                       10280              10223                10303
3/15/2007                       10305              10261                10326
3/16/2007                       10266              10222                10288
3/17/2007                       10266              10222                10288
3/18/2007                       10266              10222                10288
3/19/2007                       10299              10333                10323
3/20/2007                       10383              10399                10407
3/21/2007                       10582              10577                10605
3/22/2007                       10515              10573                10539
3/23/2007                       10513              10584                10537
3/24/2007                       10513              10584                10537
3/25/2007                       10513              10584                10537
3/26/2007                       10546              10595                10571
3/27/2007                       10504              10529                10528
3/28/2007                       10404              10448                10429
3/29/2007                       10349              10487                10375
3/30/2007                       10377              10475                10401
3/31/2007                       10377              10475                10401
4/1/2007                        10377              10475                10401
4/2/2007                        10429              10502                10456
4/3/2007                        10523              10602                10551
4/4/2007                        10556              10614                10585
4/5/2007                        10615              10649                10644
4/6/2007                        10615              10649                10644
4/7/2007                        10615              10649                10644
4/8/2007                        10615              10649                10644
4/9/2007                        10584              10655                10612
4/10/2007                       10611              10684                10640
4/11/2007                       10523              10615                10552
4/12/2007                       10605              10681                10634
4/13/2007                       10613              10718                10642
4/14/2007                       10613              10718                10642
4/15/2007                       10613              10718                10642
4/16/2007                       10690              10833                10720
4/17/2007                       10699              10855                10729
4/18/2007                       10751              10863                10782
4/19/2007                       10738              10850                10770
4/20/2007                       10814              10951                10845
4/21/2007                       10814              10951                10845
4/22/2007                       10814              10951                10845
4/23/2007                       10810              10926                10840
4/24/2007                       10908              10922                10939
4/25/2007                       10987              11034                11020
4/26/2007                       11021              11026                11053
4/27/2007                       10977              11025                11009
4/28/2007                       10977              11025                11009
4/29/2007                       10977              11025                11009
4/30/2007                       10839              10939                10872
5/1/2007                        10856              10968                10889
5/2/2007                        10939              11040                10972
5/3/2007                        10977              11091                11011
5/4/2007                        10985              11115                11019
5/5/2007                        10985              11115                11019
5/6/2007                        10985              11115                11019
5/7/2007                        10964              11144                10998
5/8/2007                        10977              11132                11011
5/9/2007                        11052              11171                11087
5/10/2007                       10885              11017                10918
5/11/2007                       11038              11124                11072
5/12/2007                       11038              11124                11072
5/13/2007                       11038              11124                11072
5/14/2007                       10985              11105                11021
5/15/2007                       10879              11091                10914
5/16/2007                       10975              11190                11009
5/17/2007                       10914              11181                10948
5/18/2007                       11010              11255                11046
5/19/2007                       11010              11255                11046
5/20/2007                       11010              11255                11046
5/21/2007                       11063              11272                11099
5/22/2007                       11096              11265                11133
5/23/2007                       11002              11252                11038
5/24/2007                       10801              11144                10836
5/25/2007                       10897              11205                10935
5/26/2007                       10897              11205                10935
5/27/2007                       10897              11205                10935
5/28/2007                       10897              11205                10935
5/29/2007                       10962              11224                11000
5/30/2007                       11027              11318                11065
5/31/2007                       11144              11321                11178
6/1/2007                        11176              11363                11209
6/2/2007                        11176              11363                11209
6/3/2007                        11176              11363                11209
6/4/2007                        11232              11384                11266
6/5/2007                        11188              11324                11225
6/6/2007                        11103              11226                11139
6/7/2007                        10927              11030                10963
6/8/2007                        11105              11155                11142
6/9/2007                        11105              11155                11142
6/10/2007                       11105              11155                11142
6/11/2007                       11094              11166                11130
6/12/2007                       11000              11047                11037
6/13/2007                       11153              11217                11189
6/14/2007                       11205              11272                11243
6/15/2007                       11274              11345                11312
6/16/2007                       11274              11345                11312
6/17/2007                       11274              11345                11312
6/18/2007                       11282              11332                11317
6/19/2007                       11268              11352                11307
6/20/2007                       11174              11197                11211
6/21/2007                       11356              11269                11395
6/22/2007                       11234              11124                11273
6/23/2007                       11234              11124                11273
6/24/2007                       11234              11124                11273
6/25/2007                       11163              11088                11202
6/26/2007                       11126              11053                11164
6/27/2007                       11291              11154                11331
6/28/2007                       11262              11150                11300
6/29/2007                       11205              11133                11245
6/30/2007                       11205              11133                11245
7/1/2007                        11205              11133                11245
7/2/2007                        11305              11252                11347
7/3/2007                        11331              11294                11373
7/4/2007                        11331              11294                11373
7/5/2007                        11389              11298                11431
7/6/2007                        11454              11339                11496
7/7/2007                        11454              11339                11496
7/8/2007                        11454              11339                11496
7/9/2007                        11477              11349                11519
7/10/2007                       11393              11188                11436
7/11/2007                       11427              11254                11469
7/12/2007                       11649              11468                11692
7/13/2007                       11640              11504                11683
7/14/2007                       11640              11504                11683
7/15/2007                       11640              11504                11683
7/16/2007                       11638              11482                11681
7/17/2007                       11718              11481                11760
7/18/2007                       11634              11458                11676
7/19/2007                       11778              11510                11822
7/20/2007                       11657              11369                11700
7/21/2007                       11657              11369                11700
7/22/2007                       11657              11369                11700
7/23/2007                       11672              11425                11716
7/24/2007                       11473              11199                11516
7/25/2007                       11446              11251                11488
7/26/2007                       11190              10988                11232
7/27/2007                       10958              10814                10998
7/28/2007                       10958              10814                10998
7/29/2007                       10958              10814                10998
7/30/2007                       11063              10925                11103
7/31/2007                       10881              10787                10922
8/1/2007                        10921              10866                10962
8/2/2007                        10969              10916                11011
8/3/2007                        10657              10627                10698
8/4/2007                        10657              10627                10698
8/5/2007                        10657              10627                10698
8/6/2007                        10780              10884                10821
8/7/2007                        10772              10951                10814
8/8/2007                        10931              11109                10973
8/9/2007                        10686              10781                10725
8/10/2007                       10726              10786                10767
8/11/2007                       10726              10786                10767
8/12/2007                       10726              10786                10767
8/13/2007                       10789              10782                10830
8/14/2007                       10594              10587                10634
8/15/2007                       10374              10443                10414
8/16/2007                       10320              10477                10359
8/17/2007                       10527              10735                10568
8/18/2007                       10527              10735                10568
8/19/2007                       10527              10735                10568
8/20/2007                       10554              10732                10596
8/21/2007                       10617              10744                10659
8/22/2007                       10745              10870                10789
8/23/2007                       10711              10858                10755
8/24/2007                       10837              10985                10881
8/25/2007                       10837              10985                10881
8/26/2007                       10837              10985                10881
8/27/2007                       10751              10892                10796
8/28/2007                       10508              10636                10551
8/29/2007                       10768              10872                10812
8/30/2007                       10789              10827                10833
8/31/2007                       10908              10949                10953
9/1/2007                        10908              10949                10953
9/2/2007                        10908              10949                10953
9/3/2007                        10908              10949                10953
9/4/2007                        11073              11064                11118
9/5/2007                        10954              10942                10999
9/6/2007                        11017              10990                11064
9/7/2007                        10782              10804                10828
9/8/2007                        10782              10804                10828
9/9/2007                        10782              10804                10828
9/10/2007                       10774              10791                10819
9/11/2007                       10929              10938                10975
9/12/2007                       10847              10942                10894
9/13/2007                       10833              11034                10879
9/14/2007                       10822              11037                10869
9/15/2007                       10822              11037                10869
9/16/2007                       10822              11037                10869
9/17/2007                       10757              10980                10804
9/18/2007                       11008              11301                11056
9/19/2007                       11059              11370                11107
9/20/2007                       11044              11296                11092
9/21/2007                       11069              11348                11117
9/22/2007                       11069              11348                11117
9/23/2007                       11069              11348                11117
9/24/2007                       11025              11289                11074
9/25/2007                       11111              11285                11161
9/26/2007                       11134              11348                11184
9/27/2007                       11163              11393                11214
9/28/2007                       11149              11359                11201
9/29/2007                       11149              11359                11201
9/30/2007                       11149              11359                11201
10/1/2007                       11310              11510                11363
10/2/2007                       11354              11507                11408
10/3/2007                       11274              11457                11326
10/4/2007                       11274              11481                11326
10/5/2007                       11418              11594                11473
10/6/2007                       11418              11594                11473
10/7/2007                       11418              11594                11473
10/8/2007                       11464              11557                11518
10/9/2007                       11498              11650                11552
10/10/2007                      11527              11631                11581
10/11/2007                      11364              11572                11417
10/12/2007                      11510              11627                11566
10/13/2007                      11510              11627                11566
10/14/2007                      11510              11627                11566
10/15/2007                      11483              11530                11539
10/16/2007                      11400              11454                11457
10/17/2007                      11517              11475                11573
10/18/2007                      11527              11467                11584
10/19/2007                      11205              11173                11261
10/20/2007                      11205              11173                11261
10/21/2007                      11205              11173                11261
10/22/2007                      11318              11216                11374
10/23/2007                      11397              11315                11453
10/24/2007                      11243              11287                11298
10/25/2007                      11174              11276                11227
10/26/2007                      11328              11432                11383
10/27/2007                      11328              11432                11383
10/28/2007                      11328              11432                11383
10/29/2007                      11391              11476                11447
10/30/2007                      11410              11402                11466
10/31/2007                      11544              11539                11601
11/1/2007                       11274              11237                11332
11/2/2007                       11372              11247                11428
11/3/2007                       11372              11247                11428
11/4/2007                       11372              11247                11428
11/5/2007                       11285              11192                11340
11/6/2007                       11316              11327                11365
11/7/2007                       11042              11000                11084
11/8/2007                       10822              10994                10864
11/9/2007                       10573              10837                10631
11/10/2007                      10573              10837                10631
11/11/2007                      10573              10837                10631
11/12/2007                      10427              10729                10486
11/13/2007                      10749              11045                10801
11/14/2007                      10575              10970                10630
11/15/2007                      10494              10825                10538
11/16/2007                      10586              10882                10625
11/17/2007                      10586              10882                10625
11/18/2007                      10586              10882                10625
11/19/2007                      10400              10692                10446
11/20/2007                      10341              10741                10375
11/21/2007                      10207              10571                10243
11/22/2007                      10207              10571                10243
11/23/2007                      10343              10750                10385
11/24/2007                      10343              10750                10385
11/25/2007                      10343              10750                10385
11/26/2007                      10096              10500                10131
11/27/2007                      10276              10658                10300
11/28/2007                      10596              10966                10623
11/29/2007                      10611              10972                10629
11/30/2007                      10525              11057                10544
12/1/2007                       10525              11057                10544
12/2/2007                       10525              11057                10544
12/3/2007                       10485              10992                10503
12/4/2007                       10433              10920                10452
12/5/2007                       10661              11092                10681
12/6/2007                       10810              11260                10829
12/7/2007                       10820              11240                10840
12/8/2007                       10820              11240                10840
12/9/2007                       10820              11240                10840
12/10/2007                      10918              11325                10938
12/11/2007                      10678              11039                10698
12/12/2007                      10749              11107                10769
12/13/2007                      10718              11121                10737
12/14/2007                      10598              10969                10618
12/15/2007                      10598              10969                10618
12/16/2007                      10598              10969                10618
12/17/2007                      10391              10804                10411
12/18/2007                      10425              10872                10445
12/19/2007                      10456              10857                10476
12/20/2007                      10615              10914                10636
12/21/2007                      10717              11097                10737
12/22/2007                      10717              11097                10737
12/23/2007                      10717              11097                10737
12/24/2007                      10773              11187                10797
12/25/2007                      10773              11187                10797
12/26/2007                      10781              11196                10804
12/27/2007                      10585              11040                10608
12/28/2007                      10595              11056                10618
12/29/2007                      10595              11056                10618
12/30/2007                      10595              11056                10618
12/31/2007                      10503              10980                10526
1/1/2008                        10503              10980                10526
1/2/2008                        10231              10824                10254
1/3/2008                        10158              10824                10182
1/4/2008                         9733              10558                 9755
1/5/2008                         9733              10558                 9755
1/6/2008                         9733              10558                 9755
1/7/2008                         9643              10592                 9667
1/8/2008                         9392              10401                 9414
1/9/2008                         9465              10544                 9488
1/10/2008                        9547              10628                 9570
1/11/2008                        9321              10484                 9344
1/12/2008                        9321              10484                 9344
1/13/2008                        9321              10484                 9344
1/14/2008                        9484              10598                 9508
1/15/2008                        9222              10334                 9245
1/16/2008                        9235              10277                 9259
1/17/2008                        9065               9979                 9088
1/18/2008                        9137               9918                 9161
1/19/2008                        9137               9918                 9161
1/20/2008                        9137               9918                 9161
1/21/2008                        9137               9918                 9161
1/22/2008                        8883               9809                 8906
1/23/2008                        8919              10019                 8941
1/24/2008                        9229              10120                 9253
1/25/2008                        9137               9960                 9161
1/26/2008                        9137               9960                 9161
1/27/2008                        9137               9960                 9161
1/28/2008                        9250              10135                 9274
1/29/2008                        9333              10198                 9358
1/30/2008                        9375              10150                 9399
1/31/2008                        9465              10322                 9489
2/1/2008                         9802              10448                 9827
2/2/2008                         9802              10448                 9827
2/3/2008                         9802              10448                 9827
2/4/2008                         9672              10339                 9699
2/5/2008                         9371              10009                 9396
2/6/2008                         9285               9937                 9310
2/7/2008                         9281              10017                 9305
2/8/2008                         9315               9975                 9339
2/9/2008                         9315               9975                 9339
2/10/2008                        9315               9975                 9339
2/11/2008                        9465              10035                 9492
2/12/2008                        9444              10108                 9470
2/13/2008                        9700              10249                 9727
2/14/2008                        9478              10112                 9504
2/15/2008                        9425              10121                 9453
2/16/2008                        9425              10121                 9453
2/17/2008                        9425              10121                 9453
2/18/2008                        9425              10121                 9453
2/19/2008                        9369              10113                 9396
2/20/2008                        9513              10198                 9541
2/21/2008                        9432              10070                 9459
2/22/2008                        9478              10151                 9506
2/23/2008                        9478              10151                 9506
2/24/2008                        9478              10151                 9506
2/25/2008                        9599              10291                 9627
2/26/2008                        9683              10362                 9712
2/27/2008                        9735              10355                 9764
2/28/2008                        9549              10264                 9577
2/29/2008                        9321               9986                 9349
3/1/2008                         9321               9986                 9349
3/2/2008                         9321               9986                 9349
3/3/2008                         9258               9992                 9286
3/4/2008                         9283               9957                 9312
3/5/2008                         9377              10015                 9407
3/6/2008                         9153               9796                 9181
3/7/2008                         9128               9713                 9156
3/8/2008                         9128               9713                 9156
3/9/2008                         9128               9713                 9156
3/10/2008                        8978               9564                 9005
3/11/2008                        9279               9919                 9307
3/12/2008                        9227               9833                 9256
3/13/2008                        9264               9883                 9294
3/14/2008                        9045               9678                 9074
3/15/2008                        9045               9678                 9074
3/16/2008                        9045               9678                 9074
3/17/2008                        8942               9593                 8970
3/18/2008                        9306              10000                 9336
3/19/2008                        9042               9757                 9071
3/20/2008                        9211               9991                 9242
3/21/2008                        9211               9991                 9242
3/22/2008                        9211               9991                 9242
3/23/2008                        9211               9991                 9242
3/24/2008                        9493              10144                 9524
3/25/2008                        9514              10167                 9546
3/26/2008                        9370              10079                 9401
3/27/2008                        9177               9965                 9207
3/28/2008                        9116               9887                 9146
3/29/2008                        9116               9887                 9146
3/30/2008                        9116               9887                 9146
3/31/2008                        9179               9943                 9210
4/1/2008                         9495              10300                 9526
4/2/2008                         9520              10282                 9552
4/3/2008                         9621              10296                 9654
4/4/2008                         9627              10304                 9660
4/5/2008                         9627              10304                 9660
4/6/2008                         9627              10304                 9660
4/7/2008                         9571              10320                 9603
4/8/2008                         9474              10271                 9508
4/9/2008                         9426              10189                 9460
4/10/2008                        9554              10235                 9588
4/11/2008                        9292              10027                 9326
4/12/2008                        9292              10027                 9326
4/13/2008                        9292              10027                 9326
4/14/2008                        9229               9993                 9262
4/15/2008                        9244              10039                 9278
4/16/2008                        9543              10268                 9578
4/17/2008                        9522              10275                 9557
4/18/2008                        9797              10461                 9832
4/19/2008                        9797              10461                 9832
4/20/2008                        9797              10461                 9832
4/21/2008                        9862              10445                 9896
4/22/2008                        9642              10353                 9676
4/23/2008                        9836              10383                 9873
4/24/2008                        9977              10450                10013
4/25/2008                        9968              10518                10004
4/26/2008                        9968              10518                10004
4/27/2008                        9968              10518                10004
4/28/2008                        9935              10508                 9971
4/29/2008                        9970              10467                10007
4/30/2008                        9866              10427                 9901
5/1/2008                        10159              10608                10196
5/2/2008                        10132              10642                10169
5/3/2008                        10132              10642                10169
5/4/2008                        10132              10642                10169
5/5/2008                        10060              10595                10097
5/6/2008                        10209              10677                10247
5/7/2008                        10040              10488                10076
5/8/2008                        10092              10527                10130
5/9/2008                        10063              10458                10100
5/10/2008                       10063              10458                10100
5/11/2008                       10063              10458                10100
5/12/2008                       10230              10573                10269
5/13/2008                       10272              10572                10310
5/14/2008                       10360              10616                10398
5/15/2008                       10573              10730                10614
5/16/2008                       10594              10744                10634
5/17/2008                       10594              10744                10634
5/18/2008                       10594              10744                10634
5/19/2008                       10538              10754                10579
5/20/2008                       10389              10654                10429
5/21/2008                       10268              10484                10308
5/22/2008                       10291              10513                10330
5/23/2008                       10201              10375                10240
5/24/2008                       10201              10375                10240
5/25/2008                       10201              10375                10240
5/26/2008                       10201              10375                10240
5/27/2008                       10366              10446                10407
5/28/2008                       10427              10489                10469
5/29/2008                       10504              10546                10546
5/30/2008                       10605              10562                10648
5/31/2008                       10605              10562                10648
6/1/2008                        10605              10562                10648
6/2/2008                        10452              10452                10495
6/3/2008                        10437              10392                10480
6/4/2008                        10548              10393                10593
6/5/2008                        10665              10597                10711
6/6/2008                        10366              10271                10410
6/7/2008                        10366              10271                10410
6/8/2008                        10366              10271                10410
6/9/2008                        10326              10279                10372
6/10/2008                       10226              10254                10269
6/11/2008                        9952              10083                 9994
6/12/2008                       10010              10117                10054
6/13/2008                       10209              10269                10256
6/14/2008                       10209              10269                10256
6/15/2008                       10209              10269                10256
6/16/2008                       10287              10270                10334
6/17/2008                       10161              10201                10207
6/18/2008                       10004              10102                10048
6/19/2008                       10163              10143                10210
6/20/2008                        9924               9955                 9969
6/21/2008                        9924               9955                 9969
6/22/2008                        9924               9955                 9969
6/23/2008                        9820               9955                 9866
6/24/2008                        9799               9927                 9844
6/25/2008                        9941               9986                 9989
6/26/2008                        9594               9695                 9640
6/27/2008                        9546               9660                 9590
6/28/2008                        9546               9660                 9590
6/29/2008                        9546               9660                 9590
6/30/2008                        9466               9672                 9512
7/1/2008                         9464               9711                 9509
7/2/2008                         9307               9535                 9350
7/3/2008                         9246               9545                 9292
7/4/2008                         9246               9545                 9292
7/5/2008                         9246               9545                 9292
7/6/2008                         9246               9545                 9292
7/7/2008                         9267               9465                 9313
7/8/2008                         9368               9631                 9413
7/9/2008                         9093               9412                 9137
7/10/2008                        9154               9478                 9199
7/11/2008                        9051               9374                 9096
7/12/2008                        9051               9374                 9096
7/13/2008                        9051               9374                 9096
7/14/2008                        8951               9289                 8995
7/15/2008                        8970               9188                 9015
7/16/2008                        9234               9420                 9281
7/17/2008                        9378               9533                 9426
7/18/2008                        9349               9536                 9397
7/19/2008                        9349               9536                 9397
7/20/2008                        9349               9536                 9397
7/21/2008                        9278               9531                 9325
7/22/2008                        9269               9660                 9318
7/23/2008                        9376               9699                 9426
7/24/2008                        9112               9475                 9160
7/25/2008                        9190               9515                 9238
7/26/2008                        9190               9515                 9238
7/27/2008                        9190               9515                 9238
7/28/2008                        9020               9338                 9067
7/29/2008                        9229               9557                 9279
7/30/2008                        9271               9716                 9320
7/31/2008                        9206               9591                 9254
8/1/2008                         9146               9537                 9194
8/2/2008                         9146               9537                 9194
8/3/2008                         9146               9537                 9194
8/4/2008                         9129               9452                 9177
8/5/2008                         9349               9724                 9398
8/6/2008                         9458               9761                 9508
8/7/2008                         9424               9587                 9474
8/8/2008                         9652               9816                 9704
8/9/2008                         9652               9816                 9704
8/10/2008                        9652               9816                 9704
8/11/2008                        9770               9887                 9822
8/12/2008                        9719               9768                 9771
8/13/2008                        9705               9743                 9758
8/14/2008                        9822               9797                 9876
8/15/2008                        9872               9838                 9927
8/16/2008                        9872               9838                 9927
8/17/2008                        9872               9838                 9927
8/18/2008                        9713               9690                 9766
8/19/2008                        9562               9601                 9615
8/20/2008                        9581               9661                 9633
8/21/2008                        9552               9686                 9604
8/22/2008                        9669               9797                 9723
8/23/2008                        9669               9797                 9723
8/24/2008                        9669               9797                 9723
8/25/2008                        9487               9604                 9539
8/26/2008                        9433               9640                 9484
8/27/2008                        9535               9718                 9587
8/28/2008                        9644               9864                 9698
8/29/2008                        9445               9729                 9499
8/30/2008                        9445               9729                 9499
8/31/2008                        9445               9729                 9499
9/1/2008                         9445               9729                 9499
9/2/2008                         9387               9690                 9439
9/3/2008                         9202               9675                 9255
9/4/2008                         8863               9386                 8911
9/5/2008                         8913               9428                 8963
9/6/2008                         8913               9428                 8963
9/7/2008                         8913               9428                 8963
9/8/2008                         8974               9623                 9025
9/9/2008                         8704               9294                 8751
9/10/2008                        8773               9352                 8822
9/11/2008                        8821               9484                 8871
9/12/2008                        8823               9504                 8873
9/13/2008                        8823               9504                 8873
9/14/2008                        8823               9504                 8873
9/15/2008                        8472               9056                 8519
9/16/2008                        8518               9215                 8568
9/17/2008                        8164               8781                 8208
9/18/2008                        8467               9164                 8513
9/19/2008                        8740               9533                 8789
9/20/2008                        8740               9533                 8789
9/21/2008                        8740               9533                 8789
9/22/2008                        8338               9169                 8388
9/23/2008                        8235               9026                 8286
9/24/2008                        8296               9008                 8345
9/25/2008                        8411               9185                 8460
9/26/2008                        8407               9216                 8459
9/27/2008                        8407               9216                 8459
9/28/2008                        8407               9216                 8459
9/29/2008                        7636               8407                 7683
9/30/2008                        8030               8862                 8081
10/1/2008                        7883               8824                 7932
10/2/2008                        7475               8469                 7522
10/3/2008                        7347               8355                 7393
10/4/2008                        7347               8355                 7393
10/5/2008                        7347               8355                 7393
10/6/2008                        7039               8034                 7083
10/7/2008                        6613               7573                 6655
10/8/2008                        6576               7491                 6617
10/9/2008                        6328               6920                 6369
10/10/2008                       6224               6840                 6264
10/11/2008                       6224               6840                 6264
10/12/2008                       6224               6840                 6264
10/13/2008                       6957               7632                 7000
10/14/2008                       6731               7591                 6771
10/15/2008                       6127               6906                 6164
10/16/2008                       6400               7200                 6439
10/17/2008                       6362               7155                 6403
10/18/2008                       6362               7155                 6403
10/19/2008                       6362               7155                 6403
10/20/2008                       6613               7496                 6652
10/21/2008                       6253               7265                 6288
10/22/2008                       5939               6824                 5971
10/23/2008                       5849               6910                 5884
10/24/2008                       5708               6672                 5742
10/25/2008                       5708               6672                 5742
10/26/2008                       5708               6672                 5742
10/27/2008                       5587               6460                 5620
10/28/2008                       6163               7157                 6201
10/29/2008                       6043               7078                 6077
10/30/2008                       6213               7262                 6248
10/31/2008                       6282               7374                 6316




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (11/01/06)
                                                                     --------   ---------------
RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF.............................    -45.58%           -20.74%
S&P 500 EQUAL WEIGHT TECHNOLOGY TOTAL RETURN INDEX................    -45.55%           -20.55%
S&P 500 TOTAL RETURN INDEX........................................    -36.10%           -14.15%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               31                 ANNUAL REPORT

Rydex S&P Equal Weight Technology ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

      DESCRIPTION                                                   % OF NET ASSETS
------------------------------------------------------------------------------------
MICRON TECHNOLOGY, INC.                                                   2.03%
TELLABS, INC.                                                             1.96%
ORACLE CORP.                                                              1.78%
CIENA CORP.                                                               1.76%
EMC CORP.                                                                 1.73%
CITRIX SYSTEMS, INC.                                                      1.70%
PAYCHEX, INC.                                                             1.61%
MICROSOFT CORP.                                                           1.59%
VERISIGN, INC.                                                            1.56%
TEXAS INSTRUMENTS, INC.                                                   1.56%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Semiconductors & Semiconductor Equipment     25.04
Software                                     17.75
IT Services                                  15.42
Computers & Peripherals                      14.29
Communications Equipment                     13.12
Internet Software & Services                  6.87
Electronic Equipment & Instruments            6.35
Office Electronics                            1.16




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

For the year ended October 31, 2008, Rydex S&P Equal Weight Utilities ETF returned -31.63% while its benchmark, the S&P Equal Weight Utilities Total Return Index, returned -31.45% and the cap-weighted S&P Utilities Total Return Index returned -29.02%.

Both Rydex S&P Equal Weight Utilities ETF and its traditional weight counterpart index were bolstered by the gas-utilities industry. Rydex S&P Equal Weight Utilities ETF was hurt most by multi-utilities while the cap-weight index was hurt most by electric utilities. However, it was the equal weight underexposure to the telecommunication services sector that was most responsible for the equal-weight strategy underperformance.

The most glaring underperformer in the S&P 500 Equal Weight Utilities Total Return Index was Sprint Nextel (S), which was down more than 80% for the year. Diversified telecomm, which features big names like AT&T (T), Verizon (VZ) and Quest Communications (Q), also contributed to the performance of the ETF, losing close to 40% for the year and contributing more than 7% to the ETF's losses for the year. To provide adequate diversification within RYU, both the utilities and telecommunications sectors are included in this ETF. The inclusion of telecommunication will cause the ETF's performance to deviate from the S&P Equal Weight Utilities Index.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2008

(Performance Graph)

                                                                  S&P 500
                              RYDEX S&P          S&P 500        EQUAL WEIGHT
                            EQUAL WEIGHT      TOTAL RETURN    UTILITIES TOTAL
                          UTILITIES ETF(A)      INDEX(B)      RETURN INDEX(C)
                          ----------------    ------------    ---------------
11/1/2006                       10000             10000            10000
11/2/2006                        9978              9999             9977
11/3/2006                        9938              9978             9938
11/4/2006                        9938              9978             9938
11/5/2006                        9938              9978             9938
11/6/2006                        9964             10091             9964
11/7/2006                        9969             10114             9970
11/8/2006                       10020             10137            10021
11/9/2006                        9993             10085             9992
11/10/2006                      10031             10104            10032
11/11/2006                      10031             10104            10032
11/12/2006                      10031             10104            10032
11/13/2006                      10053             10132            10054
11/14/2006                      10076             10198            10077
11/15/2006                      10044             10225            10044
11/16/2006                      10086             10249            10086
11/17/2006                      10106             10259            10107
11/18/2006                      10106             10259            10107
11/19/2006                      10106             10259            10107
11/20/2006                      10084             10254            10085
11/21/2006                      10080             10272            10083
11/22/2006                      10091             10297            10093
11/23/2006                      10091             10297            10093
11/24/2006                      10104             10260            10106
11/25/2006                      10104             10260            10106
11/26/2006                      10104             10260            10106
11/27/2006                      10004             10120            10006
11/28/2006                      10067             10158            10069
11/29/2006                      10222             10256            10225
11/30/2006                      10259             10264            10262
12/1/2006                       10270             10236            10274
12/2/2006                       10270             10236            10274
12/3/2006                       10270             10236            10274
12/4/2006                       10368             10327            10372
12/5/2006                       10381             10368            10386
12/6/2006                       10342             10357            10348
12/7/2006                       10302             10317            10307
12/8/2006                       10288             10336            10292
12/9/2006                       10288             10336            10292
12/10/2006                      10288             10336            10292
12/11/2006                      10322             10359            10327
12/12/2006                      10373             10349            10380
12/13/2006                      10399             10363            10405
12/14/2006                      10437             10453            10443
12/15/2006                      10441             10465            10448
12/16/2006                      10441             10465            10448
12/17/2006                      10441             10465            10448
12/18/2006                      10372             10431            10379
12/19/2006                      10410             10454            10417
12/20/2006                      10384             10440            10392
12/21/2006                      10373             10404            10382
12/22/2006                      10348             10350            10355
12/23/2006                      10348             10350            10355
12/24/2006                      10348             10350            10355
12/25/2006                      10348             10350            10355
12/26/2006                      10413             10395            10422
12/27/2006                      10467             10470            10476
12/28/2006                      10444             10455            10453
12/29/2006                      10437             10408            10446
12/30/2006                      10437             10408            10446
12/31/2006                      10437             10408            10446
1/1/2007                        10437             10408            10446
1/2/2007                        10437             10408            10446
1/3/2007                        10475             10398            10481
1/4/2007                        10446             10411            10451
1/5/2007                        10284             10347            10288
1/6/2007                        10284             10347            10288
1/7/2007                        10284             10347            10288
1/8/2007                        10274             10373            10281
1/9/2007                        10243             10368            10249
1/10/2007                       10263             10389            10269
1/11/2007                       10274             10455            10281
1/12/2007                       10229             10506            10236
1/13/2007                       10229             10506            10236
1/14/2007                       10229             10506            10236
1/15/2007                       10229             10506            10236
1/16/2007                       10271             10515            10278
1/17/2007                       10253             10506            10260
1/18/2007                       10258             10475            10265
1/19/2007                       10300             10506            10308
1/20/2007                       10300             10506            10308
1/21/2007                       10300             10506            10308
1/22/2007                       10282             10451            10290
1/23/2007                       10344             10488            10351
1/24/2007                       10437             10577            10445
1/25/2007                       10357             10458            10365
1/26/2007                       10384             10445            10393
1/27/2007                       10384             10445            10393
1/28/2007                       10384             10445            10393
1/29/2007                       10379             10435            10388
1/30/2007                       10425             10495            10434
1/31/2007                       10448             10566            10458
2/1/2007                        10512             10625            10521
2/2/2007                        10531             10643            10541
2/3/2007                        10531             10643            10541
2/4/2007                        10531             10643            10541
2/5/2007                        10611             10634            10621
2/6/2007                        10664             10641            10676
2/7/2007                        10681             10660            10692
2/8/2007                        10736             10648            10748
2/9/2007                        10714             10573            10725
2/10/2007                       10714             10573            10725
2/11/2007                       10714             10573            10725
2/12/2007                       10681             10539            10693
2/13/2007                       10774             10621            10787
2/14/2007                       10831             10705            10844
2/15/2007                       10800             10717            10812
2/16/2007                       10811             10708            10823
2/17/2007                       10811             10708            10823
2/18/2007                       10811             10708            10823
2/19/2007                       10811             10708            10823
2/20/2007                       10858             10739            10871
2/21/2007                       10829             10724            10843
2/22/2007                       10860             10717            10876
2/23/2007                       10921             10680            10937
2/24/2007                       10921             10680            10937
2/25/2007                       10921             10680            10937
2/26/2007                       11100             10668            11117
2/27/2007                       10772             10299            10788
2/28/2007                       10833             10359            10849
3/1/2007                        10849             10332            10865
3/2/2007                        10695             10215            10711
3/3/2007                        10695             10215            10711
3/4/2007                        10695             10215            10711
3/5/2007                        10540             10119            10555
3/6/2007                        10686             10276            10701
3/7/2007                        10677             10254            10693
3/8/2007                        10734             10327            10750
3/9/2007                        10758             10334            10774
3/10/2007                       10758             10334            10774
3/11/2007                       10758             10334            10774
3/12/2007                       10844             10362            10862
3/13/2007                       10686             10154            10703
3/14/2007                       10747             10223            10764
3/15/2007                       10847             10261            10865
3/16/2007                       10792             10222            10810
3/17/2007                       10792             10222            10810
3/18/2007                       10792             10222            10810
3/19/2007                       10903             10333            10923
3/20/2007                       11028             10399            11048
3/21/2007                       11161             10577            11184
3/22/2007                       11156             10573            11178
3/23/2007                       11200             10584            11222
3/24/2007                       11200             10584            11222
3/25/2007                       11200             10584            11222
3/26/2007                       11240             10595            11264
3/27/2007                       11245             10529            11270
3/28/2007                       11220             10448            11243
3/29/2007                       11267             10487            11291
3/30/2007                       11216             10475            11240
3/31/2007                       11216             10475            11240
4/1/2007                        11216             10475            11240
4/2/2007                        11404             10502            11430
4/3/2007                        11428             10602            11454
4/4/2007                        11400             10614            11425
4/5/2007                        11442             10649            11469
4/6/2007                        11442             10649            11469
4/7/2007                        11442             10649            11469
4/8/2007                        11442             10649            11469
4/9/2007                        11490             10655            11518
4/10/2007                       11521             10684            11548
4/11/2007                       11461             10615            11487
4/12/2007                       11455             10681            11482
4/13/2007                       11442             10718            11470
4/14/2007                       11442             10718            11470
4/15/2007                       11442             10718            11470
4/16/2007                       11499             10833            11527
4/17/2007                       11558             10855            11586
4/18/2007                       11578             10863            11607
4/19/2007                       11549             10850            11577
4/20/2007                       11626             10951            11655
4/21/2007                       11626             10951            11655
4/22/2007                       11626             10951            11655
4/23/2007                       11668             10926            11699
4/24/2007                       11716             10922            11747
4/25/2007                       11814             11034            11846
4/26/2007                       11760             11026            11791
4/27/2007                       11689             11025            11720
4/28/2007                       11689             11025            11720
4/29/2007                       11689             11025            11720
4/30/2007                       11597             10939            11628
5/1/2007                        11711             10968            11744
5/2/2007                        11810             11040            11843
5/3/2007                        11834             11091            11867
5/4/2007                        11850             11115            11883
5/5/2007                        11850             11115            11883
5/6/2007                        11850             11115            11883
5/7/2007                        11933             11144            11968
5/8/2007                        11885             11132            11920
5/9/2007                        11939             11171            11974
5/10/2007                       11803             11017            11836
5/11/2007                       11902             11124            11938
5/12/2007                       11902             11124            11938
5/13/2007                       11902             11124            11938
5/14/2007                       11939             11105            11975
5/15/2007                       11952             11091            11988
5/16/2007                       12007             11190            12043
5/17/2007                       11963             11181            11998
5/18/2007                       12009             11255            12046
5/19/2007                       12009             11255            12046
5/20/2007                       12009             11255            12046
5/21/2007                       12062             11272            12100
5/22/2007                       12027             11265            12065
5/23/2007                       11907             11252            11943
5/24/2007                       11650             11144            11685
5/25/2007                       11661             11205            11695
5/26/2007                       11661             11205            11695
5/27/2007                       11661             11205            11695
5/28/2007                       11661             11205            11695
5/29/2007                       11716             11224            11751
5/30/2007                       11828             11318            11866
5/31/2007                       11839             11321            11878
6/1/2007                        11790             11363            11827
6/2/2007                        11790             11363            11827
6/3/2007                        11790             11363            11827
6/4/2007                        11771             11384            11808
6/5/2007                        11622             11324            11659
6/6/2007                        11508             11226            11543
6/7/2007                        11165             11030            11196
6/8/2007                        11284             11155            11316
6/9/2007                        11284             11155            11316
6/10/2007                       11284             11155            11316
6/11/2007                       11341             11166            11374
6/12/2007                       11185             11047            11216
6/13/2007                       11382             11217            11415
6/14/2007                       11433             11272            11468
6/15/2007                       11556             11345            11593
6/16/2007                       11556             11345            11593
6/17/2007                       11556             11345            11593
6/18/2007                       11479             11332            11511
6/19/2007                       11499             11352            11535
6/20/2007                       11249             11197            11282
6/21/2007                       11317             11269            11351
6/22/2007                       11161             11124            11194
6/23/2007                       11161             11124            11194
6/24/2007                       11161             11124            11194
6/25/2007                       11183             11088            11216
6/26/2007                       11146             11053            11179
6/27/2007                       11265             11154            11301
6/28/2007                       11260             11150            11295
6/29/2007                       11271             11133            11307
6/30/2007                       11271             11133            11307
7/1/2007                        11271             11133            11307
7/2/2007                        11452             11252            11490
7/3/2007                        11465             11294            11503
7/4/2007                        11465             11294            11503
7/5/2007                        11410             11298            11446
7/6/2007                        11375             11339            11413
7/7/2007                        11375             11339            11413
7/8/2007                        11375             11339            11413
7/9/2007                        11399             11349            11437
7/10/2007                       11236             11188            11272
7/11/2007                       11301             11254            11337
7/12/2007                       11458             11468            11497
7/13/2007                       11576             11504            11616
7/14/2007                       11576             11504            11616
7/15/2007                       11576             11504            11616
7/16/2007                       11445             11482            11484
7/17/2007                       11426             11481            11466
7/18/2007                       11482             11458            11521
7/19/2007                       11665             11510            11707
7/20/2007                       11495             11369            11535
7/21/2007                       11495             11369            11535
7/22/2007                       11495             11369            11535
7/23/2007                       11549             11425            11589
7/24/2007                       11217             11199            11257
7/25/2007                       11249             11251            11288
7/26/2007                       10951             10988            10987
7/27/2007                       10770             10814            10806
7/28/2007                       10770             10814            10806
7/29/2007                       10770             10814            10806
7/30/2007                       10882             10925            10919
7/31/2007                       10810             10787            10846
8/1/2007                        11043             10866            11082
8/2/2007                        11123             10916            11161
8/3/2007                        10716             10627            10751
8/4/2007                        10716             10627            10751
8/5/2007                        10716             10627            10751
8/6/2007                        10990             10884            11027
8/7/2007                        11182             10951            11222
8/8/2007                        11264             11109            11304
8/9/2007                        10938             10781            10975
8/10/2007                       10945             10786            10983
8/11/2007                       10945             10786            10983
8/12/2007                       10945             10786            10983
8/13/2007                       10993             10782            11032
8/14/2007                       10779             10587            10815
8/15/2007                       10636             10443            10671
8/16/2007                       10640             10477            10675
8/17/2007                       10903             10735            10941
8/18/2007                       10903             10735            10941
8/19/2007                       10903             10735            10941
8/20/2007                       10879             10732            10917
8/21/2007                       10927             10744            10965
8/22/2007                       11053             10870            11093
8/23/2007                       11088             10858            11129
8/24/2007                       11201             10985            11243
8/25/2007                       11201             10985            11243
8/26/2007                       11201             10985            11243
8/27/2007                       10894             10892            10933
8/28/2007                       10731             10636            10770
8/29/2007                       11006             10872            11048
8/30/2007                       10910             10827            10951
8/31/2007                       10979             10949            11020
9/1/2007                        10979             10949            11020
9/2/2007                        10979             10949            11020
9/3/2007                        10979             10949            11020
9/4/2007                        11141             11064            11185
9/5/2007                        10999             10942            11041
9/6/2007                        11092             10990            11136
9/7/2007                        10932             10804            10974
9/8/2007                        10932             10804            10974
9/9/2007                        10932             10804            10974
9/10/2007                       10931             10791            10973
9/11/2007                       11034             10938            11078
9/12/2007                       11055             10942            11099
9/13/2007                       11067             11034            11112
9/14/2007                       11104             11037            11149
9/15/2007                       11104             11037            11149
9/16/2007                       11104             11037            11149
9/17/2007                       11060             10980            11105
9/18/2007                       11288             11301            11335
9/19/2007                       11432             11370            11483
9/20/2007                       11328             11296            11377
9/21/2007                       11391             11348            11443
9/22/2007                       11391             11348            11443
9/23/2007                       11391             11348            11443
9/24/2007                       11375             11289            11426
9/25/2007                       11382             11285            11433
9/26/2007                       11464             11348            11514
9/27/2007                       11415             11393            11465
9/28/2007                       11290             11359            11337
9/29/2007                       11290             11359            11337
9/30/2007                       11290             11359            11337
10/1/2007                       11439             11510            11488
10/2/2007                       11411             11507            11459
10/3/2007                       11391             11457            11439
10/4/2007                       11475             11481            11524
10/5/2007                       11542             11594            11592
10/6/2007                       11542             11594            11592
10/7/2007                       11542             11594            11592
10/8/2007                       11495             11557            11546
10/9/2007                       11628             11650            11681
10/10/2007                      11544             11631            11596
10/11/2007                      11557             11572            11610
10/12/2007                      11594             11627            11648
10/13/2007                      11594             11627            11648
10/14/2007                      11594             11627            11648
10/15/2007                      11462             11530            11515
10/16/2007                      11415             11454            11467
10/17/2007                      11413             11475            11466
10/18/2007                      11405             11467            11459
10/19/2007                      11163             11173            11215
10/20/2007                      11163             11173            11215
10/21/2007                      11163             11173            11215
10/22/2007                      11224             11216            11276
10/23/2007                      11217             11315            11269
10/24/2007                      11243             11287            11296
10/25/2007                      11396             11276            11451
10/26/2007                      11512             11432            11567
10/27/2007                      11512             11432            11567
10/28/2007                      11512             11432            11567
10/29/2007                      11557             11476            11615
10/30/2007                      11503             11402            11559
10/31/2007                      11641             11539            11701
11/1/2007                       11389             11237            11445
11/2/2007                       11462             11247            11519
11/3/2007                       11462             11247            11519
11/4/2007                       11462             11247            11519
11/5/2007                       11527             11192            11585
11/6/2007                       11572             11327            11630
11/7/2007                       11273             11000            11328
11/8/2007                       11458             10994            11515
11/9/2007                       11357             10837            11416
11/10/2007                      11357             10837            11416
11/11/2007                      11357             10837            11416
11/12/2007                      11224             10729            11282
11/13/2007                      11355             11045            11415
11/14/2007                      11314             10970            11373
11/15/2007                      11305             10825            11365
11/16/2007                      11357             10882            11419
11/17/2007                      11357             10882            11419
11/18/2007                      11357             10882            11419
11/19/2007                      11310             10692            11372
11/20/2007                      11415             10741            11477
11/21/2007                      11295             10571            11356
11/22/2007                      11295             10571            11356
11/23/2007                      11357             10750            11420
11/24/2007                      11357             10750            11420
11/25/2007                      11357             10750            11420
11/26/2007                      11234             10500            11296
11/27/2007                      11305             10658            11367
11/28/2007                      11484             10966            11549
11/29/2007                      11475             10972            11540
11/30/2007                      11544             11057            11609
12/1/2007                       11544             11057            11609
12/2/2007                       11544             11057            11609
12/3/2007                       11598             10992            11666
12/4/2007                       11645             10920            11714
12/5/2007                       11817             11092            11888
12/6/2007                       11839             11260            11911
12/7/2007                       11852             11240            11925
12/8/2007                       11852             11240            11925
12/9/2007                       11852             11240            11925
12/10/2007                      11884             11325            11958
12/11/2007                      11654             11039            11724
12/12/2007                      11701             11107            11771
12/13/2007                      11768             11121            11840
12/14/2007                      11585             10969            11655
12/15/2007                      11585             10969            11655
12/16/2007                      11585             10969            11655
12/17/2007                      11430             10804            11497
12/18/2007                      11559             10872            11628
12/19/2007                      11516             10857            11585
12/20/2007                      11534             10914            11603
12/21/2007                      11666             11097            11739
12/22/2007                      11666             11097            11739
12/23/2007                      11666             11097            11739
12/24/2007                      11696             11187            11769
12/25/2007                      11696             11187            11769
12/26/2007                      11657             11196            11730
12/27/2007                      11558             11040            11628
12/28/2007                      11605             11056            11677
12/29/2007                      11605             11056            11677
12/30/2007                      11605             11056            11677
12/31/2007                      11515             10980            11585
1/1/2008                        11515             10980            11585
1/2/2008                        11372             10824            11439
1/3/2008                        11364             10824            11431
1/4/2008                        11285             10558            11351
1/5/2008                        11285             10558            11351
1/6/2008                        11285             10558            11351
1/7/2008                        11505             10592            11577
1/8/2008                        11383             10401            11452
1/9/2008                        11441             10544            11512
1/10/2008                       11470             10628            11541
1/11/2008                       11368             10484            11438
1/12/2008                       11368             10484            11438
1/13/2008                       11368             10484            11438
1/14/2008                       11402             10598            11474
1/15/2008                       11227             10334            11295
1/16/2008                       11117             10277            11181
1/17/2008                       10763              9979            10817
1/18/2008                       10503              9918            10553
1/19/2008                       10503              9918            10553
1/20/2008                       10503              9918            10553
1/21/2008                       10503              9918            10553
1/22/2008                       10230              9809            10273
1/23/2008                       10522             10019            10572
1/24/2008                       10318             10120            10363
1/25/2008                       10187              9960            10227
1/26/2008                       10187              9960            10227
1/27/2008                       10187              9960            10227
1/28/2008                       10366             10135            10412
1/29/2008                       10473             10198            10522
1/30/2008                       10424             10150            10470
1/31/2008                       10620             10322            10673
2/1/2008                        10765             10448            10821
2/2/2008                        10765             10448            10821
2/3/2008                        10765             10448            10821
2/4/2008                        10906             10339            10967
2/5/2008                        10529             10009            10581
2/6/2008                        10496              9937            10546
2/7/2008                        10439             10017            10489
2/8/2008                        10413              9975            10461
2/9/2008                        10413              9975            10461
2/10/2008                       10413              9975            10461
2/11/2008                       10469             10035            10519
2/12/2008                       10584             10108            10639
2/13/2008                       10659             10249            10715
2/14/2008                       10550             10112            10602
2/15/2008                       10588             10121            10643
2/16/2008                       10588             10121            10643
2/17/2008                       10588             10121            10643
2/18/2008                       10588             10121            10643
2/19/2008                       10512             10113            10566
2/20/2008                       10484             10198            10536
2/21/2008                       10315             10070            10362
2/22/2008                       10415             10151            10466
2/23/2008                       10415             10151            10466
2/24/2008                       10415             10151            10466
2/25/2008                       10512             10291            10565
2/26/2008                       10584             10362            10639
2/27/2008                       10396             10355            10445
2/28/2008                       10356             10264            10406
2/29/2008                       10019              9986            10058
3/1/2008                        10019              9986            10058
3/2/2008                        10019              9986            10058
3/3/2008                        10085              9992            10128
3/4/2008                        10170              9957            10214
3/5/2008                        10181             10015            10227
3/6/2008                         9962              9796            10003
3/7/2008                         9934              9713             9972
3/8/2008                         9934              9713             9972
3/9/2008                         9934              9713             9972
3/10/2008                        9838              9564             9875
3/11/2008                       10109              9919            10156
3/12/2008                        9964              9833            10006
3/13/2008                        9977              9883            10020
3/14/2008                        9874              9678             9913
3/15/2008                        9874              9678             9913
3/16/2008                        9874              9678             9913
3/17/2008                        9853              9593             9892
3/18/2008                       10068             10000            10113
3/19/2008                        9857              9757             9896
3/20/2008                        9967              9991            10010
3/21/2008                        9967              9991            10010
3/22/2008                        9967              9991            10010
3/23/2008                        9967              9991            10010
3/24/2008                       10022             10144            10065
3/25/2008                       10007             10167            10052
3/26/2008                       10014             10079            10060
3/27/2008                       10030              9965            10076
3/28/2008                        9941              9887             9985
3/29/2008                        9941              9887             9985
3/30/2008                        9941              9887             9985
3/31/2008                       10045              9943            10092
4/1/2008                        10287             10300            10340
4/2/2008                        10331             10282            10386
4/3/2008                        10324             10296            10378
4/4/2008                        10324             10304            10381
4/5/2008                        10324             10304            10381
4/6/2008                        10324             10304            10381
4/7/2008                        10367             10320            10423
4/8/2008                        10382             10271            10441
4/9/2008                        10341             10189            10399
4/10/2008                       10282             10235            10338
4/11/2008                       10250             10027            10306
4/12/2008                       10250             10027            10306
4/13/2008                       10250             10027            10306
4/14/2008                       10240              9993            10297
4/15/2008                       10295             10039            10353
4/16/2008                       10521             10268            10585
4/17/2008                       10489             10275            10553
4/18/2008                       10565             10461            10631
4/19/2008                       10565             10461            10631
4/20/2008                       10565             10461            10631
4/21/2008                       10511             10445            10575
4/22/2008                       10441             10353            10502
4/23/2008                       10546             10383            10606
4/24/2008                       10523             10450            10583
4/25/2008                       10576             10518            10635
4/26/2008                       10576             10518            10635
4/27/2008                       10576             10518            10635
4/28/2008                       10591             10508            10653
4/29/2008                       10574             10467            10633
4/30/2008                       10559             10427            10618
5/1/2008                        10758             10608            10818
5/2/2008                        10860             10642            10922
5/3/2008                        10860             10642            10922
5/4/2008                        10860             10642            10922
5/5/2008                        10771             10595            10829
5/6/2008                        10796             10677            10854
5/7/2008                        10659             10488            10716
5/8/2008                        10709             10527            10766
5/9/2008                        10792             10458            10849
5/10/2008                       10792             10458            10849
5/11/2008                       10792             10458            10849
5/12/2008                       10872             10573            10932
5/13/2008                       10860             10572            10921
5/14/2008                       10965             10616            11026
5/15/2008                       10969             10730            11029
5/16/2008                       11012             10744            11074
5/17/2008                       11012             10744            11074
5/18/2008                       11012             10744            11074
5/19/2008                       11107             10754            11172
5/20/2008                       11069             10654            11133
5/21/2008                       11033             10484            11098
5/22/2008                       11077             10513            11144
5/23/2008                       10897             10375            10961
5/24/2008                       10897             10375            10961
5/25/2008                       10897             10375            10961
5/26/2008                       10897             10375            10961
5/27/2008                       10978             10446            11045
5/28/2008                       11037             10489            11103
5/29/2008                       11147             10546            11213
5/30/2008                       11149             10562            11215
5/31/2008                       11149             10562            11215
6/1/2008                        11149             10562            11215
6/2/2008                        11064             10452            11128
6/3/2008                        10995             10392            11060
6/4/2008                        11082             10393            11148
6/5/2008                        11217             10597            11286
6/6/2008                        10952             10271            11017
6/7/2008                        10952             10271            11017
6/8/2008                        10952             10271            11017
6/9/2008                        11071             10279            11139
6/10/2008                       11043             10254            11112
6/11/2008                       10902             10083            10971
6/12/2008                       10847             10117            10916
6/13/2008                       10995             10269            11068
6/14/2008                       10995             10269            11068
6/15/2008                       10995             10269            11068
6/16/2008                       11007             10270            11078
6/17/2008                       11008             10201            11082
6/18/2008                       10933             10102            11004
6/19/2008                       11010             10143            11083
6/20/2008                       10801              9955            10873
6/21/2008                       10801              9955            10873
6/22/2008                       10801              9955            10873
6/23/2008                       10854              9955            10929
6/24/2008                       10894              9927            10968
6/25/2008                       10970              9986            11046
6/26/2008                       10723              9695            10794
6/27/2008                       10634              9660            10704
6/28/2008                       10634              9660            10704
6/29/2008                       10634              9660            10704
6/30/2008                       10866              9672            10939
7/1/2008                        10898              9711            10971
7/2/2008                        10770              9535            10843
7/3/2008                        10665              9545            10739
7/4/2008                        10665              9545            10739
7/5/2008                        10665              9545            10739
7/6/2008                        10665              9545            10739
7/7/2008                        10594              9465            10666
7/8/2008                        10697              9631            10771
7/9/2008                        10711              9412            10785
7/10/2008                       10760              9478            10835
7/11/2008                       10665              9374            10739
7/12/2008                       10665              9374            10739
7/13/2008                       10665              9374            10739
7/14/2008                       10548              9289            10620
7/15/2008                       10518              9188            10590
7/16/2008                       10405              9420            10475
7/17/2008                       10296              9533            10364
7/18/2008                       10386              9536            10455
7/19/2008                       10386              9536            10455
7/20/2008                       10386              9536            10455
7/21/2008                       10483              9531            10554
7/22/2008                       10481              9660            10553
7/23/2008                       10376              9699            10445
7/24/2008                       10259              9475            10329
7/25/2008                       10206              9515            10274
7/26/2008                       10206              9515            10274
7/27/2008                       10206              9515            10274
7/28/2008                       10154              9338            10221
7/29/2008                       10194              9557            10263
7/30/2008                       10361              9716            10431
7/31/2008                       10347              9591            10419
8/1/2008                        10080              9537            10148
8/2/2008                        10080              9537            10148
8/3/2008                        10080              9537            10148
8/4/2008                         9988              9452            10053
8/5/2008                        10183              9724            10252
8/6/2008                        10158              9761            10225
8/7/2008                        10099              9587            10165
8/8/2008                        10323              9816            10393
8/9/2008                        10323              9816            10393
8/10/2008                       10323              9816            10393
8/11/2008                       10464              9887            10537
8/12/2008                       10298              9768            10368
8/13/2008                       10311              9743            10383
8/14/2008                       10242              9797            10312
8/15/2008                       10344              9838            10414
8/16/2008                       10344              9838            10414
8/17/2008                       10344              9838            10414
8/18/2008                       10311              9690            10383
8/19/2008                       10267              9601            10338
8/20/2008                       10302              9661            10373
8/21/2008                       10355              9686            10428
8/22/2008                       10422              9797            10497
8/23/2008                       10422              9797            10497
8/24/2008                       10422              9797            10497
8/25/2008                       10290              9604            10363
8/26/2008                       10367              9640            10441
8/27/2008                       10460              9718            10535
8/28/2008                       10565              9864            10643
8/29/2008                       10405              9729            10479
8/30/2008                       10405              9729            10479
8/31/2008                       10405              9729            10479
9/1/2008                        10405              9729            10479
9/2/2008                        10328              9690            10401
9/3/2008                        10259              9675            10332
9/4/2008                        10097              9386            10167
9/5/2008                         9978              9428            10046
9/6/2008                         9978              9428            10046
9/7/2008                         9978              9428            10046
9/8/2008                        10236              9623            10309
9/9/2008                        10005              9294            10072
9/10/2008                       10007              9352            10075
9/11/2008                       10061              9484            10129
9/12/2008                       10164              9504            10235
9/13/2008                       10164              9504            10235
9/14/2008                       10164              9504            10235
9/15/2008                        9825              9056             9889
9/16/2008                        9728              9215             9789
9/17/2008                        9227              8781             9278
9/18/2008                        9581              9164             9639
9/19/2008                        9836              9533             9900
9/20/2008                        9836              9533             9900
9/21/2008                        9836              9533             9900
9/22/2008                        9536              9169             9601
9/23/2008                        9438              9026             9499
9/24/2008                        9461              9008             9525
9/25/2008                        9723              9185             9790
9/26/2008                        9658              9216             9727
9/27/2008                        9658              9216             9727
9/28/2008                        9658              9216             9727
9/29/2008                        9117              8407             9180
9/30/2008                        9243              8862             9308
10/1/2008                        9290              8824             9358
10/2/2008                        9067              8469             9137
10/3/2008                        8994              8355             9064
10/4/2008                        8994              8355             9064
10/5/2008                        8994              8355             9064
10/6/2008                        8505              8034             8573
10/7/2008                        8116              7573             8185
10/8/2008                        7987              7491             8052
10/9/2008                        7463              6920             7521
10/10/2008                       7167              6840             7215
10/11/2008                       7167              6840             7215
10/12/2008                       7167              6840             7215
10/13/2008                       8112              7632             8169
10/14/2008                       8031              7591             8091
10/15/2008                       7378              6906             7432
10/16/2008                       7639              7200             7698
10/17/2008                       7685              7155             7742
10/18/2008                       7685              7155             7742
10/19/2008                       7685              7155             7742
10/20/2008                       8315              7496             8378
10/21/2008                       8027              7265             8087
10/22/2008                       7496              6824             7556
10/23/2008                       7743              6910             7807
10/24/2008                       7453              6672             7516
10/25/2008                       7453              6672             7516
10/26/2008                       7453              6672             7516
10/27/2008                       7225              6460             7287
10/28/2008                       7946              7157             8016
10/29/2008                       7707              7078             7770
10/30/2008                       7977              7262             8043
10/31/2008                       7960              7374             8021




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                     ONE YEAR        (11/01/06)
                                                                     --------   ---------------
RYDEX S&P EQUAL WEIGHT UTILITIES ETF..............................    -31.63%           -10.79%
S&P 500 EQUAL WEIGHT UTILITIES TOTAL RETURN INDEX.................    -31.45%           -10.45%
S&P 500 TOTAL RETURN INDEX........................................    -36.10%           -14.15%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.


                                               33                 ANNUAL REPORT

Rydex S&P Equal Weight Utilities ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP, INC.                                          2.96%
DYNEGY, INC. -- CLASS A                                                   2.94%
NICOR, INC.                                                               2.82%
CONSOLIDATED EDISON, INC.                                                 2.80%
INTEGRYS ENERGY GROUP, INC.                                               2.74%
AT&T, INC.                                                                2.73%
PEPCO HOLDINGS, INC.                                                      2.72%
PPL CORP.                                                                 2.71%
AMERICAN ELECTRIC POWER CO., INC.                                         2.70%
VERIZON COMMUNICATIONS, INC.                                              2.70%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Electric Utilities                           33.94
Multi-Utilities                              33.37
Diversified Telecommunication Services       15.66
Independent Power Producers & Energy
  Traders                                     7.89
Gas Utilities                                 5.19
Wireless Telecommunication Services           3.95




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS 99.3%
  AEROSPACE & DEFENSE 0.3%
  Northrop Grumman Corp. .......    1,250       $58,613
                                            -----------
TOTAL AEROSPACE & DEFENSE                        58,613
                                            -----------

  AUTOMOBILES 0.5%
  Ford Motor Co.*...............   39,610        86,746
                                            -----------
TOTAL AUTOMOBILES                                86,746
                                            -----------

  BUILDING PRODUCTS 0.7%
  Masco Corp. ..................   12,210       123,932
                                            -----------
TOTAL BUILDING PRODUCTS                         123,932
                                            -----------

  CAPITAL MARKETS 2.5%
  American Capital, Ltd. .......    7,590       106,640
  E*TRADE Financial Corp.*......  112,400       204,568
  Merrill Lynch & Co., Inc. ....    2,958        54,989
  Morgan Stanley................    4,340        75,820
                                            -----------
TOTAL CAPITAL MARKETS                           442,017
                                            -----------

  CHEMICALS 1.7%
  Ashland, Inc. ................    7,120       160,841
  Dow Chemical Co.(The).........    5,220       139,217
                                            -----------
TOTAL CHEMICALS                                 300,058
                                            -----------

  COMMERCIAL BANKS 13.5%
  BB&T Corp. ...................    7,488       268,445
  Comerica, Inc. ...............    6,830       188,440
  Fifth Third Bancorp...........    8,450        91,683
  First Horizon National
     Corp. .....................   21,960       261,544
  Huntington Bancshares, Inc. ..   22,330       211,018
  KeyCorp.......................   14,040       171,709
  M&T Bank Corp. ...............    1,474       119,541
  Marshall & Ilsley Corp. ......    9,080       163,712
  National City Corp. ..........   27,080        73,116
  PNC Financial Services Group,
     Inc. ......................    1,530       102,005
  Regions Financial Corp. ......   14,400       159,696
  SunTrust Banks, Inc. .........    3,260       130,856
  U.S. Bancorp..................    4,558       135,874
  Wachovia Corp. ...............    8,590        55,062
  Wells Fargo & Co. ............    4,284       145,870
  Zions Bancorp.................    4,170       158,919
                                            -----------
TOTAL COMMERCIAL BANKS                        2,437,490
                                            -----------

  COMMERCIAL SERVICES & SUPPLIES 1.6%
  Allied Waste Industries,
     Inc.*......................   14,440       150,465
  Avery Dennison Corp. .........    1,980        69,339
  R.R. Donnelley & Sons Co. ....    4,040        66,943
                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES            286,747
                                            -----------

  CONSUMER FINANCE 0.7%
  Capital One Financial Corp. ..    3,044       119,081
                                            -----------
TOTAL CONSUMER FINANCE                          119,081
                                            -----------

  CONTAINERS & PACKAGING 0.9%
  Bemis Co., Inc. ..............    6,920       171,893
                                            -----------
TOTAL CONTAINERS & PACKAGING                    171,893
                                            -----------

  DIVERSIFIED FINANCIAL SERVICES 3.3%
  Bank of America Corp. ........    6,570       158,797
  CIT Group, Inc. ..............   22,349        92,525
  Citigroup, Inc. ..............   10,510       143,461
  JPMorgan Chase & Co. .........    4,640       191,400
                                            -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES            586,183
                                            -----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 3.1%
  AT&T, Inc. ...................    3,130        83,790
  Embarq Corp. .................    4,300       129,000
  Frontier Communications
     Corp. .....................   16,020       121,912
  Verizon Communications,
     Inc. ......................    4,570       135,592
  Windstream Corp. .............   11,850        88,994
                                            -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                      559,288
                                            -----------

  ELECTRIC UTILITIES 6.8%
  American Electric Power Co.,
     Inc. ......................    3,310       108,005
  Duke Energy Corp. ............   16,250       266,175
  Pepco Holdings, Inc. .........    9,870       203,816
  Pinnacle West Capital Corp. ..    7,970       252,250
  Progress Energy, Inc. ........    6,510       256,299
  Southern Co. .................    4,080       140,107
                                            -----------
TOTAL ELECTRIC UTILITIES                      1,226,652
                                            -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
  Jabil Circuit, Inc. ..........   22,600       190,066
                                            -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS        190,066
                                            -----------

  FOOD & STAPLES RETAILING 2.1%
  Kroger Co.(The)...............    5,830       160,092
  Safeway, Inc. ................    3,390        72,105
  SUPERVALU, Inc. ..............   10,260       146,102
                                            -----------
TOTAL FOOD & STAPLES RETAILING                  378,299
                                            -----------

  FOOD PRODUCTS 2.3%
  Dean Foods Co.*...............    6,800       148,648
  Tyson Foods, Inc. -- Class A..   29,430       257,218
                                            -----------
TOTAL FOOD PRODUCTS                             405,866
                                            -----------

  GAS UTILITIES 1.7%
  Nicor, Inc. ..................    6,530       301,751
                                            -----------
TOTAL GAS UTILITIES                             301,751
                                            -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
  Covidien, Ltd. ...............    3,060       135,527
                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          135,527
                                            -----------

  HEALTH CARE PROVIDERS & SERVICES 3.5%
  AmerisourceBergen Corp. ......    9,090       284,244
  Cardinal Health, Inc. ........    2,820       107,724
  McKesson Corp. ...............    3,050       112,210
  Tenet Healthcare Corp.*.......   30,490       133,546
                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES          637,724
                                            -----------

  HOTELS, RESTAURANTS & LEISURE 0.3%
  Carnival Corp. ...............    2,370        60,198
                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE              60,198
                                            -----------

  HOUSEHOLD DURABLES 10.4%
  Centex Corp. .................   16,550       202,738
  D.R. Horton, Inc. ............   52,550       387,819
  KB HOME.......................   33,900       565,791
  Leggett & Platt, Inc. ........   14,620       253,803


                                               35                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Lennar Corp. -- Class A.......   39,400      $304,956
  Whirlpool Corp. ..............    3,500       163,275
                                            -----------
TOTAL HOUSEHOLD DURABLES                      1,878,382
                                            -----------

  INDUSTRIAL CONGLOMERATES 0.7%
  Tyco International, Ltd. .....    5,010       126,653
                                            -----------
TOTAL INDUSTRIAL CONGLOMERATES                  126,653
                                            -----------

  INSURANCE 6.2%
  Allstate Corp. ...............    5,475       144,485
  Chubb Corp. ..................    1,930       100,013
  Cincinnati Financial Corp. ...    5,430       141,126
  Genworth Financial,
     Inc. -- Class A............    7,811        37,805
  Hartford Financial Services
     Group, Inc. ...............    1,740        17,957
  Lincoln National Corp. .......    2,708        46,686
  Marsh & McLennan Cos., Inc. ..    7,245       212,423
  MBIA, Inc. ...................   18,582       182,661
  Travelers Cos., Inc.(The).....    4,239       180,369
  XL Capital, Ltd. -- Class A...    5,840        56,648
                                            -----------
TOTAL INSURANCE                               1,120,173
                                            -----------

  LEISURE EQUIPMENT & PRODUCTS 0.9%
  Eastman Kodak Co. ............    8,240        75,643
  Mattel, Inc. .................    5,390        80,958
                                            -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS              156,601
                                            -----------

  MEDIA 2.7%
  CBS Corp. -- Class B..........   10,450       101,469
  Gannett Co., Inc. ............    9,750       107,250
  New York Times Co. -- Class
     A..........................   18,380       183,800
  Time Warner, Inc. ............    8,550        86,270
                                            -----------
TOTAL MEDIA                                     478,789
                                            -----------

  MULTI-UTILITIES 12.7%
  Ameren Corp. .................    4,360       141,482
  CenterPoint Energy, Inc. .....   10,990       126,605
  CMS Energy Corp. .............    9,020        92,455
  Consolidated Edison, Inc. ....    6,210       269,017
  Dominion Resources, Inc. .....    2,540        92,151
  DTE Energy Co. ...............    8,420       297,226
  Integrys Energy Group, Inc. ..    9,420       449,052
  NiSource, Inc. ...............   24,740       320,630
  PG&E Corp. ...................    3,400       124,678
  TECO Energy, Inc. ............   16,290       187,987
  Xcel Energy, Inc. ............   10,550       183,781
                                            -----------
TOTAL MULTI-UTILITIES                         2,285,064
                                            -----------

  MULTILINE RETAIL 2.0%
  Big Lots, Inc.*...............    6,440       157,329
  J.C. Penney Co., Inc. ........    3,310        79,175
  Macy's, Inc. .................    9,710       119,336
                                            -----------
TOTAL MULTILINE RETAIL                          355,840
                                            -----------

  OIL, GAS & CONSUMABLE FUELS 2.6%
  Spectra Energy Corp. .........   23,820       460,441
                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS               460,441
                                            -----------

  PAPER & FOREST PRODUCTS 2.0%
  International Paper Co. ......    8,860       152,569
  MeadWestvaco Corp. ...........    4,290        60,189
  Weyerhaeuser Co. .............    4,030       154,026
                                            -----------
TOTAL PAPER & FOREST PRODUCTS                   366,784
                                            -----------

  PHARMACEUTICALS 0.6%
  Pfizer, Inc. .................    6,570       116,355
                                            -----------
TOTAL PHARMACEUTICALS                           116,355
                                            -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 3.3%
  Apartment Investment &
     Management Co. -- Class A..    6,770        99,045
  Developers Diversified Realty
     Corp. .....................    4,107        54,089
  Equity Residential............    5,365       187,399
  General Growth Properties,
     Inc. ......................    2,856        11,824
  HCP, Inc. ....................    5,049       151,117
  Host Hotels & Resorts, Inc. ..    8,653        89,472
                                            -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                       592,946
                                            -----------

  ROAD & RAIL 1.6%
  Ryder System, Inc. ...........    7,190       284,868
                                            -----------
TOTAL ROAD & RAIL                               284,868
                                            -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
  Micron Technology, Inc.*......   29,940       141,017
                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                     141,017
                                            -----------

  SPECIALTY RETAIL 2.0%
  AutoNation, Inc.*.............   29,260       201,016
  Limited Brands, Inc. .........    8,560       102,549
  Office Depot, Inc.*...........   14,610        52,596
                                            -----------
TOTAL SPECIALTY RETAIL                          356,161
                                            -----------

  TEXTILES, APPAREL & LUXURY GOODS 2.2%
  Jones Apparel Group, Inc. ....   30,810       342,299
  Liz Claiborne, Inc. ..........    7,010        57,132
                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS          399,431
                                            -----------

  THRIFTS & MORTGAGE FINANCE 0.4%
  Sovereign Bancorp, Inc. ......   26,030        75,487
                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                 75,487
                                            -----------

  TOBACCO 0.6%
  Reynolds American, Inc. ......    2,050       100,368
                                            -----------
TOTAL TOBACCO                                   100,368
                                            -----------

  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  Sprint Nextel Corp. ..........   19,550        61,192
                                            -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES        61,192
                                            -----------
TOTAL COMMON STOCKS
  (Cost $30,514,205)                         17,864,683
                                            -----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Government Money Market
     Fund.......................   83,021        83,021
                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $83,021)                                 83,021
                                            -----------
TOTAL INVESTMENTS 99.7%
  (Cost $30,597,226)                         17,947,704
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.3%                              45,876
                                            -----------
NET ASSETS--100.0%                          $17,993,580
-------------------------------------------------------



   *Non-Income Producing Security.



                                36


See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 2.3%
  General Dynamics Corp. .......   1,900      $114,608
  L-3 Communications Holdings,
     Inc. ......................   1,916       155,522
  Lockheed Martin Corp. ........   1,925       163,721
  Rockwell Collins, Inc. .......   3,157       117,535
                                           -----------
TOTAL AEROSPACE & DEFENSE                      551,386
                                           -----------

  AIR FREIGHT & LOGISTICS 1.4%
  C.H. Robinson Worldwide,
     Inc. ......................   3,405       176,311
  Expeditors International of
     Washington, Inc. ..........   5,440       177,616
                                           -----------
TOTAL AIR FREIGHT & LOGISTICS                  353,927
                                           -----------

  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber
     Co.(The)*..................  11,560       103,115
                                           -----------
TOTAL AUTO COMPONENTS                          103,115
                                           -----------

  AUTOMOBILES 0.6%
  Harley-Davidson, Inc. ........   6,188       151,482
                                           -----------
TOTAL AUTOMOBILES                              151,482
                                           -----------

  BEVERAGES 2.2%
  Anheuser-Busch Cos., Inc. ....   4,463       276,840
  Pepsi Bottling Group, Inc. ...   5,724       132,339
  PepsiCo, Inc. ................   2,215       126,277
                                           -----------
TOTAL BEVERAGES                                535,456
                                           -----------

  BIOTECHNOLOGY 4.6%
  Amgen, Inc.*..................   5,288       316,698
  Biogen Idec, Inc.*............   3,883       165,222
  Celgene Corp.*................   3,773       242,453
  Genzyme Corp.*................   1,874       136,577
  Gilead Sciences, Inc.*........   5,747       263,500
                                           -----------
TOTAL BIOTECHNOLOGY                          1,124,450
                                           -----------

  CAPITAL MARKETS 0.9%
  Federated Investors,
     Inc. -- Class B............   5,788       140,070
  Franklin Resources, Inc. .....   1,331        90,508
                                           -----------
TOTAL CAPITAL MARKETS                          230,578
                                           -----------

  CHEMICALS 1.4%
  CF Industries Holdings,
     Inc. ......................   1,474        94,616
  Ecolab, Inc. .................   3,347       124,709
  Sigma-Aldrich Corp. ..........   2,989       131,098
                                           -----------
TOTAL CHEMICALS                                350,423
                                           -----------

  COMMERCIAL SERVICES & SUPPLIES 1.0%
  Equifax, Inc. ................   4,147       108,154
  Pitney Bowes, Inc. ...........   5,046       125,040
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           233,194
                                           -----------

  COMMUNICATIONS EQUIPMENT 2.4%
  Cisco Systems, Inc.*..........   8,677       154,190
  Harris Corp. .................   2,963       106,520
  Motorola, Inc. ...............  15,765        84,658
  QUALCOMM, Inc. ...............   6,004       229,713
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                 575,081
                                           -----------

  COMPUTERS & PERIPHERALS 3.4%
  Apple, Inc.*..................   1,700       182,903
  Dell, Inc.*...................  12,767       155,119
  Lexmark International,
     Inc. -- Class A*...........   7,288       188,249
  NetApp, Inc.*.................   7,740       104,722
  QLogic Corp.*.................  10,403       125,044
  SanDisk Corp.*................   8,119        72,178
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                  828,215
                                           -----------

  CONSTRUCTION & ENGINEERING 0.2%
  Jacobs Engineering Group,
     Inc.*......................   1,158        42,186
                                           -----------
TOTAL CONSTRUCTION & ENGINEERING                42,186
                                           -----------

  CONSUMER FINANCE 1.0%
  American Express Co. .........   2,847        78,292
  SLM Corp.*....................  15,307       163,326
                                           -----------
TOTAL CONSUMER FINANCE                         241,618
                                           -----------

  CONTAINERS & PACKAGING 1.4%
  Ball Corp. ...................   6,672       228,182
  Pactiv Corp.*.................   5,046       118,884
                                           -----------
TOTAL CONTAINERS & PACKAGING                   347,066
                                           -----------

  DIVERSIFIED CONSUMER SERVICES 2.6%
  Apollo Group, Inc. -- Class
     A*.........................   5,440       378,134
  H&R Block, Inc. ..............  12,534       247,171
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            625,305
                                           -----------

  DIVERSIFIED FINANCIAL SERVICES 3.2%
  CME Group, Inc. ..............     448       126,403
  IntercontinentalExchange,
     Inc.*......................   2,289       195,847
  Leucadia National Corp. ......   5,462       146,600
  Moody's Corp. ................  10,345       264,832
  NYSE Euronext.................   1,432        43,218
                                           -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES           776,900
                                           -----------

  ELECTRICAL EQUIPMENT 0.2%
  Rockwell Automation, Inc. ....   2,083        57,637
                                           -----------
TOTAL ELECTRICAL EQUIPMENT                      57,637
                                           -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
  Amphenol Corp. -- Class A.....   4,827       138,294
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS       138,294
                                           -----------

  ENERGY EQUIPMENT & SERVICES 2.9%
  Baker Hughes, Inc. ...........   1,531        53,508
  BJ Services Co. ..............   8,493       109,135
  Cameron International Corp.*..   2,305        55,919
  Halliburton Co. ..............   5,730       113,397
  Schlumberger, Ltd. ...........   2,847       147,048
  Smith International, Inc. ....   2,357        81,269
  Transocean, Inc.*.............   1,657       136,421
                                           -----------
TOTAL ENERGY EQUIPMENT & SERVICES              696,697
                                           -----------

  FOOD PRODUCTS 2.6%
  Campbell Soup Co. ............   5,630       213,658
  Hershey Co.(The)..............   5,698       212,194
  Kellogg Co. ..................   4,189       211,209
                                           -----------
TOTAL FOOD PRODUCTS                            637,061
                                           -----------

  GAS UTILITIES 0.4%
  Questar Corp. ................   2,999       103,346
                                           -----------
TOTAL GAS UTILITIES                            103,346
                                           -----------


                                               37                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)


  HEALTH CARE EQUIPMENT & SUPPLIES 7.2%
  Becton, Dickinson & Co. ......   1,706      $118,396
  C.R. Bard, Inc. ..............   1,642       144,906
  Hospira, Inc.*................   4,741       131,895
  Intuitive Surgical, Inc.*.....   1,400       241,906
  Medtronic, Inc. ..............   4,557       183,784
  St Jude Medical, Inc.*........   5,972       227,115
  Stryker Corp. ................   3,089       165,138
  Varian Medical Systems,
     Inc.*......................   6,214       282,799
  Zimmer Holdings, Inc.*........   5,478       254,344
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       1,750,283
                                           -----------

  HEALTH CARE PROVIDERS & SERVICES 5.4%
  Coventry Health Care, Inc.*...   5,340        70,435
  DaVita, Inc.*.................   5,531       313,884
  Express Scripts, Inc.*........   5,040       305,474
  Laboratory Corp. of America
     Holdings*..................   2,825       173,709
  Patterson Cos., Inc.*.........   6,814       172,599
  Quest Diagnostics, Inc. ......   3,499       163,753
  UnitedHealth Group, Inc. .....   5,304       125,864
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES       1,325,718
                                           -----------

  HEALTH CARE TECHNOLOGY 0.7%
  IMS Health, Inc. .............  12,276       176,038
                                           -----------
TOTAL HEALTH CARE TECHNOLOGY                   176,038
                                           -----------

  HOTELS, RESTAURANTS & LEISURE 2.5%
  Darden Restaurants, Inc. .....   8,056       178,601
  International Game
     Technology.................   4,398        61,572
  Starbucks Corp.*..............  14,375       188,744
  Yum! Brands, Inc. ............   6,320       183,343
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            612,260
                                           -----------

  HOUSEHOLD DURABLES 1.0%
  Black & Decker Corp. .........   3,715       188,053
  Harman International
     Industries, Inc. ..........   3,305        60,713
                                           -----------
TOTAL HOUSEHOLD DURABLES                       248,766
                                           -----------

  HOUSEHOLD PRODUCTS 1.9%
  Clorox Co. ...................   4,567       277,719
  Colgate-Palmolive Co. ........   2,857       179,306
                                           -----------
TOTAL HOUSEHOLD PRODUCTS                       457,025
                                           -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
  AES Corp.(The)*...............   9,845        78,465
  Constellation Energy Group,
     Inc. ......................   2,247        54,400
                                           -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                               132,865
                                           -----------

  INSURANCE 1.1%
  Progressive Corp. ............  18,216       259,942
                                           -----------
TOTAL INSURANCE                                259,942
                                           -----------

  INTERNET & CATALOG RETAIL 1.5%
  Amazon.com, Inc.*.............   4,557       260,843
  Expedia, Inc.*................  12,134       115,394
                                           -----------
TOTAL INTERNET & CATALOG RETAIL                376,237
                                           -----------

  INTERNET SOFTWARE & SERVICES 2.7%
  Akamai Technologies, Inc.*....   6,162        88,609
  eBay, Inc.*...................   8,288       126,558
  Google, Inc. -- Class A*......     716       257,302
  Yahoo!, Inc.*.................  15,365       196,979
                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES             669,448
                                           -----------

  IT SERVICES 2.9%
  Cognizant Technology Solutions
     Corp. -- Class A*..........  11,209       215,213
  Fiserv, Inc.*.................   4,647       155,024
  Mastercard, Inc. -- Class A...     858       126,829
  Total System Services, Inc. ..   8,239       113,204
  Western Union Co. ............   5,914        90,248
                                           -----------
TOTAL IT SERVICES                              700,518
                                           -----------

  LIFE SCIENCES TOOLS & SERVICES 0.7%
  Waters Corp.*.................   3,673       160,877
                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           160,877
                                           -----------

  MACHINERY 2.2%
  Caterpillar, Inc. ............   3,415       130,351
  Cummins, Inc. ................   3,947       102,030
  Danaher Corp. ................   2,383       141,169
  ITT Corp. ....................   2,373       105,598
  Terex Corp.*..................   2,767        46,181
                                           -----------
TOTAL MACHINERY                                525,329
                                           -----------

  MEDIA 0.8%
  McGraw-Hill Cos., Inc. .......   3,689        99,013
  Omnicom Group, Inc. ..........   3,531       104,305
                                           -----------
TOTAL MEDIA                                    203,318
                                           -----------

  METALS & MINING 2.4%
  Freeport-McMoRan Copper &
     Gold, Inc. ................   3,341        97,223
  Nucor Corp. ..................   6,014       243,627
  Titanium Metals Corp. ........  12,744       118,647
  United States Steel Corp. ....   3,551       130,961
                                           -----------
TOTAL METALS & MINING                          590,458
                                           -----------

  MULTILINE RETAIL 1.7%
  Kohl's Corp.*.................   4,263       149,759
  Sears Holdings Corp.*.........   4,666       269,415
                                           -----------
TOTAL MULTILINE RETAIL                         419,174
                                           -----------

  OIL, GAS & CONSUMABLE FUELS 9.1%
  Apache Corp. .................   2,821       232,253
  Cabot Oil & Gas Corp. ........   2,873        80,645
  Chesapeake Energy Corp. ......   6,488       142,541
  ConocoPhillips................   3,363       174,943
  CONSOL Energy, Inc. ..........   2,047        64,255
  Devon Energy Corp. ...........   2,299       185,897
  EOG Resources, Inc. ..........   3,283       265,661
  Exxon Mobil Corp. ............   2,499       185,226
  Murphy Oil Corp. .............   3,099       156,934
  Pioneer Natural Resources
     Co. .......................   2,721        75,726
  Southwestern Energy Co.*......   3,431       122,212
  Sunoco, Inc. .................   5,936       181,048
  Valero Energy Corp. ..........   4,357        89,667
  XTO Energy, Inc. .............   7,456       268,043
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS            2,225,051
                                           -----------




                                38


See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  PERSONAL PRODUCTS 1.3%
  Avon Products, Inc. ..........   6,278      $155,883
  Estee Lauder Cos.,
     Inc -- Class A.............   4,215       151,908
                                           -----------
TOTAL PERSONAL PRODUCTS                        307,791
                                           -----------

  PHARMACEUTICALS 2.4%
  Barr Pharmaceuticals, Inc.*...   3,699       237,698
  Forest Laboratories, Inc.*....   8,829       205,098
  Johnson & Johnson.............   2,531       155,251
                                           -----------
TOTAL PHARMACEUTICALS                          598,047
                                           -----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.6%
  CB Richard Ellis Group,
     Inc. -- Class A*...........  19,906       139,541
                                           -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  139,541
                                           -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
  MEMC Electronic Materials,
     Inc.*......................   1,721        31,632
  National Semiconductor
     Corp. .....................   5,688        74,911
  NVIDIA Corp.*.................   4,731        41,444
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    147,987
                                           -----------

  SOFTWARE 5.4%
  Adobe Systems, Inc.*..........   5,930       157,975
  Autodesk, Inc.*...............   5,156       109,874
  BMC Software, Inc.*...........   2,709        69,946
  Citrix Systems, Inc.*.........   4,646       119,728
  Electronic Arts, Inc.*........   2,725        62,076
  Intuit, Inc.*.................   9,319       233,534
  Microsoft Corp. ..............   5,824       130,050
  Oracle Corp.*.................  10,813       197,770
  Salesforce.com, Inc.*.........   3,299       102,137
  Symantec Corp.*...............  11,061       139,147
                                           -----------
TOTAL SOFTWARE                               1,322,237
                                           -----------

  SPECIALTY RETAIL 5.7%
  Abercrombie & Fitch
     Co. -- Class A.............   4,183       121,140
  AutoZone, Inc.*...............   2,399       305,369
  Bed Bath & Beyond, Inc.*......  10,477       269,992
  Best Buy Co., Inc. ...........   4,205       112,736
  GameStop Corp. -- Class A*....   2,725        74,638
  Lowe's Cos., Inc. ............  10,319       223,922
  TJX Cos., Inc. ...............  10,235       273,888
                                           -----------
TOTAL SPECIALTY RETAIL                       1,381,685
                                           -----------

  TEXTILES, APPAREL & LUXURY GOODS 2.2%
  Coach, Inc.*..................  13,824       284,774
  NIKE, Inc. -- Class B.........   2,557       147,360
  Polo Ralph Lauren Corp. ......   2,083        98,255
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS         530,389
                                           -----------

  TOBACCO 1.1%
  UST, Inc. ....................   3,847       260,019
                                           -----------
TOTAL TOBACCO                                  260,019
                                           -----------

  TRADING COMPANIES & DISTRIBUTORS 0.5%
  Fastenal Co. .................   2,979       119,935
                                           -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         119,935
                                           -----------
TOTAL COMMON STOCKS
  (Cost $38,840,061)                        24,344,355
                                           -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.......................  42,242        42,242
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $42,242)                                42,242
                                           -----------
TOTAL INVESTMENTS 100.0%
  (Cost $38,882,303)                        24,386,597
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                          11,189
                                           -----------
NET ASSETS--100.0%                         $24,397,786
------------------------------------------------------



*    Non-Income Producing Security.

   (a) Amount represents less than 0.05% of net assets.





                                               39                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.7%
  AIRLINES 2.4%
  Alaska Air Group, Inc.*.......   6,959      $171,887
  JetBlue Airways Corp.*........  12,618        70,030
                                           -----------
TOTAL AIRLINES                                 241,917
                                           -----------

  AUTO COMPONENTS 3.2%
  ArvinMeritor, Inc. ...........  36,215       214,393
  Lear Corp.*...................   6,059        12,179
  Modine Manufacturing Co. .....  12,768        94,483
                                           -----------
TOTAL AUTO COMPONENTS                          321,055
                                           -----------

  CAPITAL MARKETS 0.4%
  Apollo Investment Corp. ......   3,126        41,204
                                           -----------
TOTAL CAPITAL MARKETS                           41,204
                                           -----------

  CHEMICALS 5.6%
  Cabot Corp. ..................   1,740        46,023
  Chemtura Corp. ...............  23,937        41,411
  Ferro Corp. ..................   5,949        92,090
  Lubrizol Corp. ...............     960        36,077
  Olin Corp. ...................   7,099       128,918
  RPM International, Inc. ......   6,599        93,706
  Sensient Technologies Corp. ..   1,990        50,208
  Valspar Corp. ................   4,080        83,436
                                           -----------
TOTAL CHEMICALS                                571,869
                                           -----------

  COMMERCIAL BANKS 6.0%
  Associated Banc-Corp. ........   4,210        92,873
  Bancorpsouth, Inc. ...........   1,870        45,385
  Colonial BancGroup, Inc. .....  11,698        47,494
  FirstMerit Corp. .............   5,289       123,339
  PacWest Bancorp...............   1,880        46,981
  TCF Financial Corp. ..........   6,729       119,372
  Webster Financial Corp. ......   4,240        78,610
  Wilmington Trust Corp. .......   1,700        49,062
                                           -----------
TOTAL COMMERCIAL BANKS                         603,116
                                           -----------

  COMMERCIAL SERVICES & SUPPLIES 2.9%
  Kelly Services, Inc. -- Class
     A..........................  16,718       238,065
  Manpower, Inc. ...............   1,840        57,279
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           295,344
                                           -----------

  COMPUTERS & PERIPHERALS 3.1%
  Diebold, Inc. ................   2,100        62,412
  Imation Corp. ................  12,108       149,171
  Palm, Inc.*...................  25,556       101,968
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                  313,551
                                           -----------

  CONSUMER FINANCE 0.9%
  AmeriCredit Corp.*............  15,718        92,107
                                           -----------
TOTAL CONSUMER FINANCE                          92,107
                                           -----------

  CONTAINERS & PACKAGING 0.6%
  Sonoco Products Co. ..........   2,580        64,964
                                           -----------
TOTAL CONTAINERS & PACKAGING                    64,964
                                           -----------

  DIVERSIFIED CONSUMER SERVICES 0.4%
  Regis Corp. ..................   3,080        38,100
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES             38,100
                                           -----------

  ELECTRIC UTILITIES 5.0%
  Great Plains Energy, Inc. ....   6,009       116,815
  Hawaiian Electric Industries,
     Inc. ......................   6,879       183,119
  IDACORP, Inc. ................   2,830        75,448
  Sierra Pacific Resources......   3,500        29,015
  Westar Energy, Inc. ..........   5,139       100,159
                                           -----------
TOTAL ELECTRIC UTILITIES                       504,556
                                           -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.8%
  Arrow Electronics, Inc.*......   2,010        35,075
  Ingram Micro, Inc. -- Class
     A*.........................   9,849       131,287
  Tech Data Corp.*..............   3,600        77,220
  Vishay Intertechnology,
     Inc.*......................   9,669        41,673
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS       285,255
                                           -----------

  FOOD & STAPLES RETAILING 0.4%
  Ruddick Corp. ................   1,520        43,533
                                           -----------
TOTAL FOOD & STAPLES RETAILING                  43,533
                                           -----------

  FOOD PRODUCTS 0.9%
  J.M. Smucker Co.(The).........   1,250        55,700
  Smithfield Foods, Inc.*.......   3,600        37,872
                                           -----------
TOTAL FOOD PRODUCTS                             93,572
                                           -----------

  GAS UTILITIES 4.5%
  AGL Resources, Inc. ..........   3,760       114,304
  Oneok, Inc. ..................   3,220       102,718
  UGI Corp. ....................   3,529        84,237
  WGL Holdings, Inc. ...........   4,729       152,227
                                           -----------
TOTAL GAS UTILITIES                            453,486
                                           -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.5%
  Teleflex, Inc. ...............     940        49,811
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          49,811
                                           -----------

  HEALTH CARE PROVIDERS & SERVICES 3.4%
  Health Management Associates,
     Inc. -- Class A*...........  37,665        79,096
  Kindred Healthcare, Inc.*.....   7,559       109,530
  Omnicare, Inc. ...............   5,479       151,056
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES         339,682
                                           -----------

  HOTELS, RESTAURANTS & LEISURE 0.8%
  Bob Evans Farms, Inc. ........   3,340        69,739
  Boyd Gaming Corp. ............   1,590        10,812
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE             80,551
                                           -----------

  HOUSEHOLD DURABLES 4.1%
  Furniture Brands
     International, Inc. .......  37,135       211,298
  Ryland Group, Inc. ...........  10,909       204,980
                                           -----------
TOTAL HOUSEHOLD DURABLES                       416,278
                                           -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  Black Hills Corp. ............   2,260        57,065
                                           -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                                57,065
                                           -----------

  INSURANCE 10.1%
  American Financial Group,
     Inc. ......................   4,120        93,648
  Arthur J. Gallagher & Co. ....   3,120        76,003
  Everest Re Group, Ltd. .......     750        56,025
  Fidelity National Financial,
     Inc. -- Class A............  22,487       202,608
  First American Corp. .........   7,259       148,156



                                40


See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Hanover Insurance Group,
     Inc. ......................   1,830       $71,827
  Horace Mann Educators Corp. ..   4,150        33,034
  Mercury General Corp. ........   2,480       127,398
  Old Republic International
     Corp. .....................  14,078       129,658
  Protective Life Corp. ........   3,560        29,726
  Unitrin, Inc. ................   2,860        60,060
                                           -----------
TOTAL INSURANCE                              1,028,143
                                           -----------

  IT SERVICES 2.1%
  Acxiom Corp. .................  11,128        87,466
  SAIC, Inc.*...................   6,709       123,915
                                           -----------
TOTAL IT SERVICES                              211,381
                                           -----------

  MACHINERY 2.4%
  Federal Signal Corp. .........  16,228       138,100
  Timken Co. ...................   2,760        43,829
  Trinity Industries, Inc. .....   3,810        64,313
                                           -----------
TOTAL MACHINERY                                246,242
                                           -----------

  MEDIA 1.7%
  Belo Corp. -- Class A.........  10,389        22,129
  Media General, Inc. -- Class
     A..........................  13,788       105,202
  Scholastic Corp. .............   2,410        44,754
                                           -----------
TOTAL MEDIA                                    172,085
                                           -----------

  METALS & MINING 0.7%
  Worthington Industries,
     Inc. ......................   6,069        73,253
                                           -----------
TOTAL METALS & MINING                           73,253
                                           -----------

  MULTI-UTILITIES 6.5%
  Alliant Energy Corp. .........   2,500        73,450
  NSTAR.........................   2,670        88,243
  OGE Energy Corp. .............   2,950        80,535
  PNM Resources, Inc. ..........   9,619        93,785
  Puget Energy, Inc. ...........   3,630        85,051
  SCANA Corp. ..................   2,960        97,414
  Vectren Corp. ................   5,389       135,803
                                           -----------
TOTAL MULTI-UTILITIES                          654,281
                                           -----------

  MULTILINE RETAIL 0.9%
  99 Cents Only Stores*.........   7,259        88,560
                                           -----------
TOTAL MULTILINE RETAIL                          88,560
                                           -----------

  PAPER & FOREST PRODUCTS 0.5%
  Louisiana-Pacific Corp. ......  11,249        53,995
                                           -----------
TOTAL PAPER & FOREST PRODUCTS                   53,995
                                           -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 10.3%
  BRE Properties, Inc. .........   1,380        48,038
  Camden Property Trust.........   2,100        70,791
  Cousins Properties, Inc. .....   3,600        52,128
  Duke Realty Corp. ............   4,260        60,109
  Equity One, Inc. .............   3,400        59,398
  Health Care REIT, Inc. .......   2,160        96,142
  Highwoods Properties, Inc. ...   5,059       125,564
  Hospitality Properties Trust..   4,929        50,029
  Liberty Property Trust........   4,420       105,417
  Mack-Cali Realty Corp. .......   4,349        98,809
  Nationwide Health Properties,
     Inc. ......................   2,960        88,326
  Realty Income Corp. ..........   2,580        59,650
  UDR, Inc. ....................   3,910        77,262
  Weingarten Realty Investors...   2,490        50,920
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    1,042,583
                                           -----------

  ROAD & RAIL 2.2%
  Avis Budget Group, Inc.*......  21,447        35,173
  Werner Enterprises, Inc. .....   4,789        93,960
  YRC Worldwide, Inc.*..........  20,357        93,235
                                           -----------
TOTAL ROAD & RAIL                              222,368
                                           -----------

  SPECIALTY RETAIL 6.6%
  Barnes & Noble, Inc. .........   2,220        41,914
  Borders Group, Inc. ..........  22,247        75,417
  Collective Brands, Inc.*......   7,299        93,354
  Foot Locker, Inc. ............  20,617       301,421
  Rent-A-Center, Inc.*..........  10,789       157,519
                                           -----------
TOTAL SPECIALTY RETAIL                         669,625
                                           -----------

  THRIFTS & MORTGAGE FINANCE 4.5%
  Astoria Financial Corp. ......   3,330        63,337
  First Niagara Financial Group,
     Inc. ......................  12,588       198,513
  New York Community Bancorp,
     Inc. ......................   6,599       103,340
  PMI Group, Inc.(The)..........  12,758        31,768
  Washington Federal, Inc. .....   3,070        54,093
                                           -----------
TOTAL THRIFTS & MORTGAGE FINANCE               451,051
                                           -----------

  TOBACCO 1.3%
  Universal Corp. ..............   3,340       132,231
                                           -----------
TOTAL TOBACCO                                  132,231
                                           -----------

  TRADING COMPANIES & DISTRIBUTORS 1.4%
  GATX Corp. ...................   3,150        89,932
  United Rentals, Inc.*.........   5,059        51,855
                                           -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         141,787
                                           -----------
TOTAL COMMON STOCKS
  (Cost $16,967,222)                        10,094,601
                                           -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Government Money Market
     Fund.......................  31,649        31,649
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $31,649)                                31,649
                                           -----------
TOTAL INVESTMENTS 100.0%
  (Cost $16,998,871)                        10,126,250
                                           -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(A)                                 (714)
                                           -----------
NET ASSETS--100.0%                         $10,125,536
------------------------------------------------------



*    Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.


                                               41                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.2%
  Alliant Techsystems, Inc.*....   2,480      $204,699
                                           -----------
TOTAL AEROSPACE & DEFENSE                      204,699
                                           -----------

  BEVERAGES 1.3%
  Hansen Natural Corp.*.........   9,151       231,703
                                           -----------
TOTAL BEVERAGES                                231,703
                                           -----------

  BIOTECHNOLOGY 1.7%
  United Therapeutics Corp.*....   3,515       306,614
                                           -----------
TOTAL BIOTECHNOLOGY                            306,614
                                           -----------

  CAPITAL MARKETS 1.7%
  Affiliated Managers Group,
     Inc.*......................   1,660        76,991
  Eaton Vance Corp. ............   4,715       103,730
  SEI Investments Co. ..........   6,355       112,356
                                           -----------
TOTAL CAPITAL MARKETS                          293,077
                                           -----------

  CHEMICALS 0.7%
  Terra Industries, Inc. .......   5,265       115,777
                                           -----------
TOTAL CHEMICALS                                115,777
                                           -----------

  COMMERCIAL SERVICES & SUPPLIES 6.5%
  Copart, Inc.*.................   3,420       119,358
  Corporate Executive Board
     Co.(The)...................   3,730       111,266
  Dun & Bradstreet Corp. .......   2,250       165,802
  Korn/Ferry International*.....  11,061       153,637
  Mine Safety Appliances Co. ...   2,730        73,710
  Navigant Consulting, Inc.*....  16,996       274,825
  Rollins, Inc. ................   8,231       144,619
  Stericycle, Inc.*.............   1,790       104,590
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES         1,147,807
                                           -----------

  COMMUNICATIONS EQUIPMENT 2.5%
  F5 Networks, Inc.*............  12,706       315,363
  Plantronics, Inc. ............   8,111       117,123
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                 432,486
                                           -----------

  COMPUTERS & PERIPHERALS 1.0%
  Western Digital Corp.*........  10,581       174,587
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                  174,587
                                           -----------

  DIVERSIFIED CONSUMER SERVICES 7.1%
  Career Education Corp.*.......  11,651       184,202
  Corinthian Colleges, Inc.*....  15,906       227,138
  ITT Educational Services,
     Inc.*......................   3,085       270,400
  Matthews International
     Corp. -- Class A...........   4,010       178,966
  Sotheby's.....................   5,065        47,155
  Strayer Education, Inc. ......   1,520       343,931
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES          1,251,792
                                           -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
  FLIR Systems, Inc.*...........   8,456       271,438
  Trimble Navigation, Ltd.*.....   3,525        72,509
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS       343,947
                                           -----------

  ENERGY EQUIPMENT & SERVICES 2.5%
  FMC Technologies, Inc.*.......   3,405       119,141
  Helix Energy Solutions Group,
     Inc.*......................   7,320        77,299
  Oceaneering International,
     Inc.*......................   2,460        69,298
  Unit Corp.*...................   4,760       178,691
                                           -----------
TOTAL ENERGY EQUIPMENT & SERVICES              444,429
                                           -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 3.9%
  Gen-Probe, Inc.*..............   3,235       152,239
  Hologic, Inc.*................   8,671       106,133
  Idexx Laboratories, Inc.*.....   3,455       121,581
  Kinetic Concepts, Inc.*.......   6,450       156,155
  ResMed, Inc.*.................   4,285       146,804
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         682,912
                                           -----------

  HEALTH CARE PROVIDERS & SERVICES 5.3%
  Community Health Systems,
     Inc.*......................   5,295       108,547
  Henry Schein, Inc.*...........   2,295       107,429
  Lincare Holdings, Inc.*.......   6,225       164,029
  Psychiatric Solutions, Inc.*..  12,826       426,977
  VCA Antech, Inc.*.............   7,346       132,963
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES         939,945
                                           -----------

  HEALTH CARE TECHNOLOGY 0.5%
  Cerner Corp.*.................   2,540        94,564
                                           -----------
TOTAL HEALTH CARE TECHNOLOGY                    94,564
                                           -----------

  HOTELS, RESTAURANTS & LEISURE 1.4%
  Cheesecake Factory,
     Inc.(The)*.................   7,230        63,624
  Chipotle Mexican Grill,
     Inc. -- Class A*...........   1,915        97,186
  Scientific Games
     Corp. -- Class A*..........   5,175        93,150
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            253,960
                                           -----------

  HOUSEHOLD DURABLES 3.9%
  NVR, Inc.*....................     710       348,049
  Toll Brothers, Inc.*..........  14,626       338,153
                                           -----------
TOTAL HOUSEHOLD DURABLES                       686,202
                                           -----------

  HOUSEHOLD PRODUCTS 1.7%
  Church & Dwight Co., Inc. ....   2,670       157,770
  Energizer Holdings, Inc.*.....   2,900       141,694
                                           -----------
TOTAL HOUSEHOLD PRODUCTS                       299,464
                                           -----------

  INSURANCE 4.5%
  Brown & Brown, Inc. ..........   9,531       195,576
  Philadelphia Consolidated
     Holding Co.*...............   6,405       374,628
  W.R. Berkley Corp. ...........   8,506       223,453
                                           -----------
TOTAL INSURANCE                                793,657
                                           -----------

  INTERNET & CATALOG RETAIL 0.6%
  Priceline.com, Inc.*..........   1,910       100,523
                                           -----------
TOTAL INTERNET & CATALOG RETAIL                100,523
                                           -----------

  INTERNET SOFTWARE & SERVICES 2.2%
  Digital River, Inc.*..........  12,741       315,722
  ValueClick, Inc.*.............   9,531        70,529
                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES             386,251
                                           -----------



                                42


See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)


  IT SERVICES 3.7%
  Alliance Data Systems Corp.*..   2,610      $130,918
  DST Systems, Inc.*............   4,105       166,581
  Gartner, Inc.*................   4,895        90,068
  Global Payments, Inc. ........   4,105       166,293
  SRA International,
     Inc. -- Class A*...........   5,415       100,069
                                           -----------
TOTAL IT SERVICES                              653,929
                                           -----------

  LIFE SCIENCES TOOLS & SERVICES 4.2%
  Affymetrix, Inc.*.............  12,866        47,476
  Charles River Laboratories
     International, Inc.*.......   1,520        54,462
  Covance, Inc.*................   1,300        65,000
  Invitrogen Corp.*.............   7,760       223,410
  Pharmaceutical Product
     Development, Inc. .........   4,795       148,549
  Techne Corp. .................   2,965       204,644
                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           743,541
                                           -----------

  MACHINERY 2.4%
  Donaldson Co., Inc. ..........   3,510       123,377
  Graco, Inc. ..................   5,905       146,031
  Joy Global, Inc. .............   5,275       152,869
                                           -----------
TOTAL MACHINERY                                422,277
                                           -----------

  MEDIA 5.0%
  DreamWorks Animation SKG,
     Inc. -- Class A*...........  14,126       396,941
  John Wiley & Sons, Inc.- Class
     A..........................   3,905       135,816
  Marvel Entertainment, Inc.*...   8,321       267,853
  Valassis Communications,
     Inc.*......................  16,701        74,152
                                           -----------
TOTAL MEDIA                                    874,762
                                           -----------

  METALS & MINING 2.6%
  Cliffs Natural Resources,
     Inc. ......................   7,150       192,979
  Commercial Metals Co. ........  11,071       122,888
  Steel Dynamics, Inc. .........  11,976       142,754
                                           -----------
TOTAL METALS & MINING                          458,621
                                           -----------

  MULTILINE RETAIL 1.4%
  Dollar Tree, Inc.*............   6,625       251,883
                                           -----------
TOTAL MULTILINE RETAIL                         251,883
                                           -----------

  OIL, GAS & CONSUMABLE FUELS 5.5%
  Cimarex Energy Co. ...........   6,215       251,459
  Denbury Resources, Inc.*......   6,570        83,505
  Encore Acquisition Co.*.......  13,076       407,317
  Frontier Oil Corp. ...........   7,406        97,833
  Newfield Exploration Co.*.....   3,300        75,834
  Quicksilver Resources, Inc.*..   5,295        55,439
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS              971,387
                                           -----------

  PERSONAL PRODUCTS 0.9%
  NBTY, Inc.*...................   6,745       157,631
                                           -----------
TOTAL PERSONAL PRODUCTS                        157,631
                                           -----------

  PHARMACEUTICALS 2.8%
  Endo Pharmaceuticals Holdings,
     Inc.*......................  11,271       208,514
  Medicis Pharmaceutical
     Corp. -- Class A...........   4,475        63,858
  Sepracor, Inc.*...............  16,106       214,532
                                           -----------
TOTAL PHARMACEUTICALS                          486,904
                                           -----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.8%
  Jones Lang LaSalle, Inc. .....   4,480       147,482
                                           -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  147,482
                                           -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
  Cree, Inc.*...................  10,061       197,497
  Silicon Laboratories, Inc.*...   7,750       201,190
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    398,687
                                           -----------

  SOFTWARE 4.4%
  ACI Worldwide, Inc.*..........  12,716       174,209
  Ansys, Inc.*..................   3,545       101,493
  Factset Research Systems,
     Inc. ......................   4,205       163,112
  Fair Isaac Corp. .............   4,695        73,195
  Macrovision Solutions Corp.*..   6,600        73,128
  McAfee, Inc.*.................   5,645       183,745
                                           -----------
TOTAL SOFTWARE                                 768,882
                                           -----------

  SPECIALTY RETAIL 9.0%
  Advance Auto Parts, Inc. .....   5,365       167,388
  Aeropostale, Inc.*............  14,086       341,022
  American Eagle Outfitters,
     Inc. ......................   8,916        99,146
  Chico's FAS, Inc.*............  38,134       129,656
  Guess?, Inc. .................   2,685        58,452
  O'Reilly Automotive, Inc.*....   4,725       128,095
  Pacific Sunwear of California,
     Inc.*......................  15,136        51,765
  Ross Stores, Inc. ............   8,971       293,262
  Urban Outfitters, Inc.*.......  11,601       252,206
  Williams-Sonoma, Inc. ........   7,200        59,616
                                           -----------
TOTAL SPECIALTY RETAIL                       1,580,608
                                           -----------

  TEXTILES, APPAREL & LUXURY GOODS 2.7%
  Timberland Co. -- Class A*....  12,516       151,444
  Under Armour, Inc. -- Class
     A*.........................   7,080       184,080
  Warnaco Group, Inc.*..........   4,985       148,602
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS         484,126
                                           -----------
TOTAL COMMON STOCKS
  (Cost $26,673,089)                        17,585,116
                                           -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Government Money Market
     Fund.......................     100           100
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $100)                                      100
                                           -----------
TOTAL INVESTMENTS 99.9%
  (Cost $26,673,189)                        17,585,216
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             10,628
                                           -----------
NET ASSETS--100.0%                         $17,595,844
------------------------------------------------------



*    Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.




                                               43                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS 99.5%
  AEROSPACE & DEFENSE 0.8%
  Applied Signal Technology,
     Inc. ......................   11,920      $213,606
                                            -----------
TOTAL AEROSPACE & DEFENSE                       213,606
                                            -----------

  AUTO COMPONENTS 1.7%
  Standard Motor Products,
     Inc. ......................   60,220       253,526
  Superior Industries
     International, Inc. .......   13,490       192,907
                                            -----------
TOTAL AUTO COMPONENTS                           446,433
                                            -----------

  AUTOMOBILES 0.3%
  Monaco Coach Corp. ...........   38,000        83,600
                                            -----------
TOTAL AUTOMOBILES                                83,600
                                            -----------

  BUILDING PRODUCTS 2.7%
  Gibraltar Industries, Inc. ...   17,470       231,477
  Griffon Corp.*................   21,220       179,097
  NCI Building Systems, Inc.*...    3,260        60,669
  Universal Forest Products,
     Inc. ......................    8,750       206,937
                                            -----------
TOTAL BUILDING PRODUCTS                         678,180
                                            -----------

  CAPITAL MARKETS 1.4%
  SWS Group, Inc. ..............   18,680       346,701
                                            -----------
TOTAL CAPITAL MARKETS                           346,701
                                            -----------

  CHEMICALS 3.7%
  A. Schulman, Inc. ............    9,880       176,951
  Georgia Gulf Corp. ...........   71,180       163,714
  Material Sciences Corp.*......   13,380        65,964
  PolyOne Corp.*................   45,020       213,845
  Quaker Chemical Corp. ........    9,140       174,848
  Stepan Co. ...................    4,340       155,502
                                            -----------
TOTAL CHEMICALS                                 950,824
                                            -----------

  COMMERCIAL BANKS 11.2%
  Central Pacific Financial
     Corp. .....................   14,200       221,520
  Community Bank System, Inc. ..    6,910       172,405
  First BanCorp. ...............   48,090       491,480
  First Commonwealth Financial
     Corp. .....................   14,220       157,273
  First Financial Bancorp.......   13,750       184,938
  First Midwest Bancorp, Inc. ..    2,120        47,085
  Hanmi Financial Corp. ........   17,440        69,760
  Independent Bank Corp. .......   28,490       104,558
  Irwin Financial Corp. ........   30,400        66,880
  National Penn Bancshares,
     Inc. ......................    8,210       139,077
  Old National Bancorp..........    9,510       180,119
  Provident Bankshares Corp. ...    9,700       103,499
  South Financial Group, Inc. ..   12,110        70,359
  Sterling Bancorp..............   10,640       166,835
  Sterling Financial Corp. .....    8,360        70,976
  Susquehanna Bancshares,
     Inc. ......................   11,050       171,165
  Umpqua Holdings Corp. ........   15,650       266,363
  United Bankshares, Inc. ......    2,320        74,008
  Whitney Holding Corp. ........    4,910        93,290
                                            -----------
TOTAL COMMERCIAL BANKS                        2,851,590
                                            -----------

  COMMERCIAL SERVICES & SUPPLIES 2.9%
  ABM Industries, Inc. .........    8,840       144,357
  CDI Corp. ....................    5,180        67,340
  Spherion Corp.*...............   41,850       133,083
  Standard Register Co.(The)....   24,350       197,965
  United Stationers, Inc.*......    1,550        57,955
  Volt Information Sciences,
     Inc.*......................   19,450       148,793
                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES            749,493
                                            -----------

  COMMUNICATIONS EQUIPMENT 0.6%
  Black Box Corp. ..............    2,570        78,154
  Symmetricom, Inc.*............   16,920        75,294
                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                  153,448
                                            -----------

  CONSTRUCTION & ENGINEERING 0.2%
  Insituform Technologies,
     Inc. -- Class A*...........    4,530        60,838
                                            -----------
TOTAL CONSTRUCTION & ENGINEERING                 60,838
                                            -----------

  CONTAINERS & PACKAGING 1.0%
  Rock-Tenn Co. -- Class A......    8,070       245,409
                                            -----------
TOTAL CONTAINERS & PACKAGING                    245,409
                                            -----------

  DISTRIBUTORS 0.2%
  Audiovox Corp. -- Class A*....    9,250        54,483
                                            -----------
TOTAL DISTRIBUTORS                               54,483
                                            -----------

  DIVERSIFIED CONSUMER SERVICES 0.1%
  CPI Corp. ....................    4,140        30,222
                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES              30,222
                                            -----------

  DIVERSIFIED FINANCIAL SERVICES 0.4%
  Financial Federal Corp. ......    4,190        96,999
                                            -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES             96,999
                                            -----------

  ELECTRIC UTILITIES 2.3%
  Allete, Inc. .................    3,570       124,950
  Central Vermont Public Service
     Corp. .....................    4,840        96,364
  Cleco Corp. ..................    4,210        96,872
  UIL Holdings Corp. ...........    4,110       135,630
  Unisource Energy Corp. .......    4,720       130,178
                                            -----------
TOTAL ELECTRIC UTILITIES                        583,994
                                            -----------

  ELECTRICAL EQUIPMENT 0.7%
  AO Smith Corp. ...............    4,170       131,563
  C&D Technologies, Inc.*.......   14,520        50,820
                                            -----------
TOTAL ELECTRICAL EQUIPMENT                      182,383
                                            -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.7%
  Benchmark Electronics, Inc.*..    5,850        70,141
  CTS Corp. ....................   12,040        84,160
  Gerber Scientific, Inc.*......    8,840        42,255
  Insight Enterprises, Inc.*....    8,600        83,678
  Methode Electronics, Inc. ....    5,610        42,580



                                44


See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Park Electrochemical Corp. ...    4,130       $89,291
  SYNNEX Corp.*.................   18,660       287,924
                                            -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS        700,029
                                            -----------

  FOOD & STAPLES RETAILING 2.5%
  Great Atlantic & Pacific Tea
     Co., Inc.*.................    2,460        20,344
  Nash Finch Co. ...............    9,260       365,122
  Spartan Stores, Inc. .........    9,810       264,772
                                            -----------
TOTAL FOOD & STAPLES RETAILING                  650,238
                                            -----------

  FOOD PRODUCTS 0.3%
  Lance, Inc. ..................    3,820        79,036
                                            -----------
TOTAL FOOD PRODUCTS                              79,036
                                            -----------

  GAS UTILITIES 5.1%
  Atmos Energy Corp. ...........   13,360       324,247
  Laclede Group, Inc. ..........    7,770       406,527
  New Jersey Resources Corp. ...    3,830       142,629
  Northwest Natural Gas Co. ....    1,600        81,408
  Piedmont Natural Gas Co.,
     Inc. ......................    4,500       148,140
  Southwest Gas Corp. ..........    7,400       193,288
                                            -----------
TOTAL GAS UTILITIES                           1,296,239
                                            -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.5%
  Datascope Corp. ..............    2,660       133,452
                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          133,452
                                            -----------

  HEALTH CARE PROVIDERS & SERVICES 1.2%
  Gentiva Health Services,
     Inc.*......................    3,450        93,667
  MedCath Corp.*................    4,240        65,381
  Owens & Minor, Inc. ..........    3,200       138,464
                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES          297,512
                                            -----------

  HOTELS, RESTAURANTS & LEISURE 1.6%
  CKE Restaurants, Inc. ........    5,040        42,790
  Landry's Restaurants, Inc. ...    8,720       109,436
  O'Charleys, Inc. .............   16,700       125,250
  Ruby Tuesday, Inc.*...........   34,010        81,964
  Steak n Shake Co.(The)*.......    9,170        47,225
                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE             406,665
                                            -----------

  HOUSEHOLD DURABLES 5.4%
  Bassett Furniture Industries,
     Inc. ......................   49,830       219,750
  Ethan Allen Interiors, Inc. ..    3,890        69,592
  La-Z-Boy, Inc. ...............   63,900       369,342
  Libbey, Inc. .................    9,940        36,381
  M/I Homes, Inc. ..............   29,030       395,098
  National Presto Industries,
     Inc. ......................    4,210       278,913
                                            -----------
TOTAL HOUSEHOLD DURABLES                      1,369,076
                                            -----------

  HOUSEHOLD PRODUCTS 0.8%
  Central Garden & Pet
     Co. -- Class A*............   62,760       199,577
  Spectrum Brands, Inc.*........   23,620        17,242
                                            -----------
TOTAL HOUSEHOLD PRODUCTS                        216,819
                                            -----------

  INDUSTRIAL CONGLOMERATES 2.1%
  Standex International Corp. ..   15,860       409,347
  Tredegar Corp. ...............    9,100       133,952
                                            -----------
TOTAL INDUSTRIAL CONGLOMERATES                  543,299
                                            -----------

  INSURANCE 4.1%
  LandAmerica Financial Group,
     Inc. ......................   16,590       163,411
  Presidential Life Corp. ......   10,440        97,927
  Safety Insurance Group,
     Inc. ......................    6,710       254,913
  Selective Insurance Group,
     Inc. ......................    5,760       136,800
  Stewart Information Services
     Corp. .....................   19,140       317,724
  United Fire & Casualty Co. ...    3,110        72,059
                                            -----------
TOTAL INSURANCE                               1,042,834
                                            -----------

  IT SERVICES 1.4%
  Ciber, Inc.*..................   22,330       120,582
  Gevity HR, Inc. ..............   66,580       227,038
                                            -----------
TOTAL IT SERVICES                               347,620
                                            -----------

  LEISURE EQUIPMENT & PRODUCTS 1.6%
  Arctic Cat, Inc. .............   27,520       208,602
  Brunswick Corp. ..............   20,970        72,766
  Nautilus, Inc.*...............   49,780       121,463
                                            -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS              402,831
                                            -----------

  LIFE SCIENCES TOOLS & SERVICES 0.4%
  Cambrex Corp.*................   24,260       109,170
                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES            109,170
                                            -----------

  MACHINERY 2.7%
  Briggs & Stratton Corp. ......    8,650       136,324
  Lydall, Inc.*.................   12,970        86,250
  Mueller Industries, Inc. .....    3,100        70,897
  Wabash National Corp. ........   63,420       383,057
                                            -----------
TOTAL MACHINERY                                 676,528
                                            -----------

  MEDIA 0.5%
  Live Nation, Inc.*............   11,880       133,650
                                            -----------
TOTAL MEDIA                                     133,650
                                            -----------

  METALS & MINING 0.2%
  AM Castle & Co. ..............    4,310        52,453
                                            -----------
TOTAL METALS & MINING                            52,453
                                            -----------

  MULTI-UTILITIES 1.6%
  Avista Corp. .................    8,050       159,873
  CH Energy Group, Inc. ........    5,750       237,072
                                            -----------
TOTAL MULTI-UTILITIES                           396,945
                                            -----------

  MULTILINE RETAIL 1.9%
  Fred's, Inc. -- Class A.......   25,440       311,640
  Tuesday Morning Corp.*........   71,810       160,854
                                            -----------
TOTAL MULTILINE RETAIL                          472,494
                                            -----------



                                               45                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  OIL, GAS & CONSUMABLE FUELS 0.2%
  Southern Union Co. ...........    3,070       $52,865
                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                52,865
                                            -----------

  PAPER & FOREST PRODUCTS 1.3%
  Schweitzer-Mauduit
     International, Inc. .......    4,130        69,054
  Wausau Paper Corp. ...........   28,520       264,095
                                            -----------
TOTAL PAPER & FOREST PRODUCTS                   333,149
                                            -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 8.0%
  BioMed Realty Trust, Inc. ....    8,090       113,664
  Colonial Properties Trust.....   15,830       166,848
  DiamondRock Hospitality Co. ..   10,000        51,800
  Entertainment Properties
     Trust......................    2,480        92,876
  Home Properties, Inc. ........    3,280       132,807
  Inland Real Estate Corp. .....    7,620        87,325
  Kite Realty Group Trust.......   10,270        62,442
  Lexington Realty Trust........   12,640       101,499
  LTC Properties, Inc. .........    4,610       111,424
  Medical Properties Trust,
     Inc. ......................   17,970       132,619
  Mid-America Apartment
     Communities, Inc. .........    3,960       139,550
  National Retail Properties,
     Inc. ......................    6,310       112,507
  Parkway Properties, Inc. .....    5,570        96,083
  Pennsylvania Real Estate
     Investment Trust...........    9,600       121,440
  Post Properties, Inc. ........    4,094        91,378
  PS Business Parks, Inc. ......    1,300        58,851
  Senior Housing Properties
     Trust......................    6,200       118,854
  Sovran Self Storage, Inc. ....    3,270       106,112
  Urstadt Biddle Properties,
     Inc --  Class A............    9,160       150,041
                                            -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     2,048,120
                                            -----------

  ROAD & RAIL 1.7%
  Arkansas Best Corp. ..........   14,730       429,969
                                            -----------
TOTAL ROAD & RAIL                               429,969
                                            -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
  Photronics, Inc.*.............   16,370        11,295
  Rudolph Technologies, Inc.*...    8,570        28,710
                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                      40,005
                                            -----------

  SPECIALTY RETAIL 15.8%
  Big 5 Sporting Goods Corp. ...    7,300        45,844
  Brown Shoe Co., Inc. .........   12,450       131,223
  Cabela's, Inc.*...............    5,020        39,909
  Cato Corp. -- Class A.........   14,770       229,231
  Finish Line, Inc. -- Class A..  155,009     1,483,436
  Group 1 Automotive, Inc. .....   15,290       153,665
  Haverty Furniture Cos.,
     Inc. ......................   44,380       436,699
  Jo-Ann Stores, Inc.*..........   23,020       441,063
  Lithia Motors, Inc. -- Class
     A..........................   36,390       149,199
  MarineMax, Inc.*..............   16,680        38,698
  OfficeMax, Inc. ..............   23,820       191,751
  PEP Boys-Manny Moe & Jack.....   31,550       152,071
  Sonic Automotive,
     Inc. -- Class A............   18,080        92,750
  Stein Mart, Inc. .............  112,369       241,593
  Zale Corp.*...................   11,330       193,290
                                            -----------
TOTAL SPECIALTY RETAIL                        4,020,422
                                            -----------

  TEXTILES, APPAREL & LUXURY GOODS 0.6%
  Oxford Industries, Inc. ......   11,590       156,117
                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS          156,117
                                            -----------

  THRIFTS & MORTGAGE FINANCE 3.2%
  Anchor BanCorp Wisconsin,
     Inc. ......................    2,860        16,302
  Bank Mutual Corp. ............    9,090       104,808
  BankAtlantic Bancorp,
     Inc -- A...................   14,170        87,429
  Brookline Bancorp, Inc. ......    9,620       112,554
  Corus Bankshares, Inc. .......   42,470        93,434
  Dime Community Bancshares.....    7,180       119,906
  FirstFed Financial Corp.*.....    4,550        40,722
  Flagstar Bancorp, Inc. .......   69,070       131,233
  Guaranty Financial Group,
     Inc.*......................    7,950        16,138
  TrustCo Bank Corp. ...........    8,270       100,646
                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                823,172
                                            -----------

  TOBACCO 0.6%
  Alliance One International,
     Inc.*......................   48,160       160,854
                                            -----------
TOTAL TOBACCO                                   160,854
                                            -----------

  TRADING COMPANIES & DISTRIBUTORS 1.1%
  Lawson Products, Inc. ........    2,900        86,420
  Watsco, Inc. .................    4,600       189,014
                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS          275,434
                                            -----------
TOTAL COMMON STOCKS
  (Cost $35,116,408)                         25,395,200
                                            -----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Government Money Market
     Fund.......................  111,994       111,994
                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $111,994)                               111,994
                                            -----------
TOTAL INVESTMENTS 99.9%
  (Cost $35,228,402)                         25,507,194
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                              19,596
                                            -----------
NET ASSETS--100.0%                          $25,526,790
-------------------------------------------------------



*   Non-Income Producing Security.






                                46


See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 3.0%
  AAR Corp.*....................   1,645      $26,304
  Ceradyne, Inc.*...............   2,166       50,901
  Curtiss-Wright Corp. .........   1,167       43,062
  Orbital Sciences Corp.*.......   3,082       63,150
  Teledyne Technologies, Inc.*..     769       35,043
                                           ----------
TOTAL AEROSPACE & DEFENSE                     218,460
                                           ----------

  AIR FREIGHT & LOGISTICS 0.6%
  Forward Air Corp. ............   1,576       41,244
                                           ----------
TOTAL AIR FREIGHT & LOGISTICS                  41,244
                                           ----------

  AUTO COMPONENTS 0.5%
  Drew Industries, Inc.*........   2,774       33,565
                                           ----------
TOTAL AUTO COMPONENTS                          33,565
                                           ----------

  BEVERAGES 0.5%
  Boston Beer Co., Inc. -- Class
     A*.........................   1,017       38,432
                                           ----------
TOTAL BEVERAGES                                38,432
                                           ----------

  BIOTECHNOLOGY 1.7%
  Martek Biosciences Corp.*.....   4,051      120,841
                                           ----------
TOTAL BIOTECHNOLOGY                           120,841
                                           ----------

  BUILDING PRODUCTS 0.7%
  Simpson Manufacturing Co.,
     Inc. ......................   2,216       51,057
                                           ----------
TOTAL BUILDING PRODUCTS                        51,057
                                           ----------

  CAPITAL MARKETS 4.1%
  Greenhill & Co., Inc. ........   2,326      153,446
  optionsXpress Holdings,
     Inc. ......................   3,951       70,170
  TradeStation Group, Inc.*.....   9,439       73,907
                                           ----------
TOTAL CAPITAL MARKETS                         297,523
                                           ----------

  CHEMICALS 1.3%
  Balchem Corp. ................   1,745       44,602
  NewMarket Corp. ..............   1,316       49,600
                                           ----------
TOTAL CHEMICALS                                94,202
                                           ----------

  COMMERCIAL BANKS 3.3%
  Nara Bancorp, Inc. ...........   4,669       51,359
  PrivateBancorp, Inc. .........   1,446       52,070
  UCBH Holdings, Inc. ..........   3,084       16,284
  Wilshire Bancorp, Inc. .......  10,707      118,098
                                           ----------
TOTAL COMMERCIAL BANKS                        237,811
                                           ----------

  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Waste Connections, Inc.*......   1,248       42,245
                                           ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           42,245
                                           ----------

  COMMUNICATIONS EQUIPMENT 1.8%
  Comtech Telecommunications
     Corp.*.....................   1,337       64,737
  NETGEAR, Inc.*................   3,851       42,554
  ViaSat, Inc.*.................   1,137       20,716
                                           ----------
TOTAL COMMUNICATIONS EQUIPMENT                128,007
                                           ----------

  COMPUTERS & PERIPHERALS 0.8%
  Intevac, Inc.*................   5,138       39,974
  Stratasys, Inc.*..............   1,587       19,171
                                           ----------
TOTAL COMPUTERS & PERIPHERALS                  59,145
                                           ----------

  CONSTRUCTION MATERIALS 1.1%
  Headwaters, Inc.*.............   7,843       83,136
                                           ----------
TOTAL CONSTRUCTION MATERIALS                   83,136
                                           ----------

  CONSUMER FINANCE 1.2%
  First Cash Financial Services,
     Inc.*......................   2,872       44,142
  World Acceptance Corp.*.......   2,135       39,455
                                           ----------
TOTAL CONSUMER FINANCE                         83,597
                                           ----------

  DISTRIBUTORS 0.2%
  LKQ Corp.*....................   1,477       16,897
                                           ----------
TOTAL DISTRIBUTORS                             16,897
                                           ----------

  DIVERSIFIED CONSUMER SERVICES 2.7%
  Coinstar, Inc.*...............   3,352       80,414
  Pre-Paid Legal Services,
     Inc.*......................   1,666       65,774
  Universal Technical Institute,
     Inc.*......................   2,793       46,085
                                           ----------
TOTAL DIVERSIFIED CONSUMER SERVICES           192,273
                                           ----------

  DIVERSIFIED FINANCIAL SERVICES 1.2%
  Portfolio Recovery Associates,
     Inc.*......................   2,504       89,844
                                           ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES           89,844
                                           ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
  Brightpoint, Inc.*............   4,001       23,046
  Daktronics, Inc. .............   2,334       23,247
  FARO Technologies, Inc.*......   2,495       37,849
  LoJack Corp.*.................   2,924       12,778
  Scansource, Inc.*.............   1,647       32,676
                                           ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS      129,596
                                           ----------

  ENERGY EQUIPMENT & SERVICES 3.3%
  Basic Energy Services, Inc.*..   5,967       81,629
  CARBO Ceramics, Inc. .........   1,387       60,015
  Dril-Quip, Inc.*..............     458       11,313
  Hornbeck Offshore Services,
     Inc.*......................   2,154       51,265
  Superior Well Services,
     Inc.*......................   2,185       36,599
                                           ----------
TOTAL ENERGY EQUIPMENT & SERVICES             240,821
                                           ----------

  FOOD & STAPLES RETAILING 0.5%
  United Natural Foods, Inc.*...   1,637       36,571
                                           ----------
TOTAL FOOD & STAPLES RETAILING                 36,571
                                           ----------


                                               47                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)


  FOOD PRODUCTS 0.5%
  Green Mountain Coffee
     Roasters, Inc.*............   1,327      $38,470
                                           ----------
TOTAL FOOD PRODUCTS                            38,470
                                           ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 6.2%
  Abaxis, Inc.*.................   1,666       25,606
  American Medical Systems
     Holdings, Inc.*............   2,166       23,436
  Cooper Cos., Inc. ............   1,516       24,984
  Haemonetics Corp.*............     448       26,459
  ICU Medical, Inc.*............   1,057       33,856
  Immucor, Inc.*................   2,645       70,225
  Integra LifeSciences Holdings
     Corp.*.....................   1,595       59,876
  Kensey Nash Corp.*............   1,276       32,398
  Merit Medical Systems, Inc.*..   2,604       47,653
  Palomar Medical Technologies,
     Inc.*......................   7,283       83,317
  SurModics, Inc.*..............     808       21,412
                                           ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        449,222
                                           ----------

  HEALTH CARE PROVIDERS & SERVICES 8.9%
  Air Methods Corp.*............   1,147       19,247
  Amedisys, Inc.*...............     779       43,943
  AMN Healthcare Services,
     Inc.*......................   4,182       37,596
  Amsurg Corp.*.................   1,725       43,021
  Catalyst Health Solutioins,
     Inc.*......................   6,118      103,211
  Healthways, Inc.*.............   1,447       14,615
  inVentiv Health, Inc.*........   3,014       28,542
  LCA-Vision, Inc. .............   6,854       23,441
  LHC Group, Inc.*..............   5,438      191,853
  Molina Healthcare, Inc.*......   1,906       42,447
  Pediatrix Medical Group,
     Inc.*......................     808       31,229
  PharMerica Corp.*.............   2,922       59,989
  Sunrise Senior Living, Inc.*..   2,206        6,662
                                           ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        645,796
                                           ----------

  HOTELS, RESTAURANTS & LEISURE 5.4%
  CEC Entertainment, Inc.*......   2,185       56,111
  Monarch Casino & Resort,
     Inc.*......................   2,554       22,756
  P.F. Chang's China Bistro,
     Inc.*......................   2,574       52,664
  Panera Bread Co. -- Class A*..   2,485      112,123
  Papa John's International,
     Inc.*......................   2,822       63,664
  Shuffle Master, Inc.*.........   9,279       35,817
  Sonic Corp.*..................   2,972       31,801
  WMS Industries, Inc.*.........     798       19,950
                                           ----------
TOTAL HOTELS, RESTAURANTS & LEISURE           394,886
                                           ----------

  HOUSEHOLD DURABLES 2.1%
  Meritage Homes Corp.*.........   6,515       89,451
  Standard Pacific Corp.*.......  23,147       65,969
                                           ----------
TOTAL HOUSEHOLD DURABLES                      155,420
                                           ----------

  INSURANCE 2.1%
  Infinity Property & Casualty
     Corp. .....................   1,956       77,888
  Zenith National Insurance
     Corp. .....................   2,254       74,066
                                           ----------
TOTAL INSURANCE                               151,954
                                           ----------

  INTERNET & CATALOG RETAIL 4.2%
  NutriSystem, Inc. ............   6,086       86,117
  PetMed Express, Inc.*.........   9,418      166,322
  Stamps.com, Inc.*.............   4,969       48,497
                                           ----------
TOTAL INTERNET & CATALOG RETAIL               300,936
                                           ----------

  INTERNET SOFTWARE & SERVICES 6.0%
  Bankrate, Inc.*...............   2,824       92,938
  DealerTrack Holdings, Inc.*...   3,452       37,040
  InfoSpace, Inc. ..............   4,519       38,728
  j2 Global Communications,
     Inc.*......................   6,217      100,218
  United Online, Inc. ..........   6,994       51,755
  Websense, Inc.*...............   5,788      112,982
                                           ----------
TOTAL INTERNET SOFTWARE & SERVICES            433,661
                                           ----------

  IT SERVICES 2.5%
  CACI International,
     Inc. -- Class A*...........   1,278       52,628
  Heartland Payment Systems,
     Inc. ......................   4,321       75,229
  Wright Express Corp.*.........   3,911       53,541
                                           ----------
TOTAL IT SERVICES                             181,398
                                           ----------

  LEISURE EQUIPMENT & PRODUCTS 1.7%
  Polaris Industries, Inc. .....   1,356       45,656
  Pool Corp. ...................   4,421       76,970
                                           ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            122,626
                                           ----------

  LIFE SCIENCES TOOLS & SERVICES 0.9%
  Dionex Corp.*.................     769       41,395
  Kendle International, Inc.*...   1,147       20,726
  PharmaNet Development Group,
     Inc.*......................   1,316        2,106
                                           ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           64,227
                                           ----------

  MACHINERY 0.5%
  Toro Co. .....................   1,127       37,912
                                           ----------
TOTAL MACHINERY                                37,912
                                           ----------

  MEDIA 0.7%
  Arbitron, Inc. ...............   1,485       48,381
                                           ----------
TOTAL MEDIA                                    48,381
                                           ----------

  METALS & MINING 0.2%
  Brush Engineered Materials,
     Inc.*......................   1,276       15,657
                                           ----------
TOTAL METALS & MINING                          15,657
                                           ----------

  OIL, GAS & CONSUMABLE FUELS 2.1%
  Penn Virginia Corp. ..........   1,516       56,350
  Petroleum Development Corp.*..   1,687       34,938
  St. Mary Land & Exploration
     Co. .......................   2,545       63,345
                                           ----------
TOTAL OIL, GAS & CONSUMABLE FUELS             154,633
                                           ----------

  PAPER & FOREST PRODUCTS 1.0%
  Deltic Timber Corp. ..........   1,566       71,331
                                           ----------
TOTAL PAPER & FOREST PRODUCTS                  71,331
                                           ----------




                                48


See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  PERSONAL PRODUCTS 1.8%
  Chattem, Inc.*................     648      $49,034
  Mannatech, Inc. ..............  20,654       82,823
                                           ----------
TOTAL PERSONAL PRODUCTS                       131,857
                                           ----------

  PHARMACEUTICALS 0.4%
  Par Pharmaceutical Cos.,
     Inc.*......................   3,153       31,530
                                           ----------
TOTAL PHARMACEUTICALS                          31,530
                                           ----------

  ROAD & RAIL 2.8%
  Heartland Express, Inc. ......   3,501       53,705
  Knight Transportation, Inc. ..   4,151       66,001
  Landstar System, Inc. ........   2,175       83,933
                                           ----------
TOTAL ROAD & RAIL                             203,639
                                           ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
  Diodes, Inc.*.................   1,457       14,395
                                           ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    14,395
                                           ----------

  SOFTWARE 8.8%
  Blackbaud, Inc. ..............   2,395       36,404
  Concur Technologies, Inc.*....   1,964       49,552
  Epicor Software Corp.*........   9,389       66,192
  EPIQ Systems, Inc.*...........   3,382       45,961
  MICROS Systems, Inc.*.........   1,437       24,472
  Quality Systems, Inc. ........   3,153      121,359
  Secure Computing Corp.*.......   9,241       52,304
  Smith Micro Software, Inc.*...   8,931       55,819
  Sonic Solutions, Inc.*........   7,114       14,513
  SPSS, Inc.*...................   1,756       41,020
  Taleo Corp. Class A*..........   5,775       79,695
  Tyler Technologies, Inc.*.....   3,891       52,879
                                           ----------
TOTAL SOFTWARE                                640,170
                                           ----------

  SPECIALTY RETAIL 6.0%
  Christopher & Banks Corp. ....   4,190       21,872
  Dress Barn, Inc.*.............   4,369       41,768
  Gymboree Corp.*...............   2,484       64,236
  Hibbett Sports, Inc.*.........   3,642       64,864
  Jos. A. Bank Clothiers,
     Inc.*......................   2,464       62,758
  Select Comfort Corp.*.........  10,436        5,009
  Stage Stores, Inc. ...........   7,921       61,071
  Tractor Supply Co.*...........   1,895       78,756
  Zumiez, Inc.*.................   3,672       35,839
                                           ----------
TOTAL SPECIALTY RETAIL                        436,173
                                           ----------

  TEXTILES, APPAREL & LUXURY GOODS 3.8%
  Crocs, Inc.*..................   3,343        8,391
  Deckers Outdoor Corp.*........     350       29,701
  Fossil, Inc.*.................   1,227       22,270
  K-Swiss, Inc. -- Class A......   5,328       80,613
  True Religion Apparel, Inc.*..   4,511       75,559
  Volcom, Inc.*.................   4,601       59,491
                                           ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        276,025
                                           ----------
TOTAL COMMON STOCKS
  (Cost $9,875,912)                         7,235,566
                                           ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.......................  12,036       12,036
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,036)                               12,036
                                           ----------
TOTAL INVESTMENTS 99.9%
  (Cost $9,887,948)                         7,247,602
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             9,784
                                           ----------
NET ASSETS--100.0%                         $7,257,386
-----------------------------------------------------



   *Non-Income Producing Security.





                                               49                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%

  AUTO COMPONENTS 1.9%
  Goodyear Tire & Rubber
     Co.(The)*..................   4,052      $36,144
  Johnson Controls, Inc. .......   1,988       35,247
                                           ----------
TOTAL AUTO COMPONENTS                          71,391
                                           ----------

  AUTOMOBILES 2.7%
  Ford Motor Co.*...............  12,468       27,305
  General Motors Corp. .........   5,935       34,304
  Harley-Davidson, Inc. ........   1,558       38,140
                                           ----------
TOTAL AUTOMOBILES                              99,749
                                           ----------

  DISTRIBUTORS 1.7%
  Genuine Parts Co. ............   1,588       62,488
                                           ----------
TOTAL DISTRIBUTORS                             62,488
                                           ----------

  DIVERSIFIED CONSUMER SERVICES 3.5%
  Apollo Group, Inc. -- Class
     A*.........................   1,087       75,558
  H&R Block, Inc. ..............   2,749       54,210
                                           ----------
TOTAL DIVERSIFIED CONSUMER SERVICES           129,768
                                           ----------

  HOTELS, RESTAURANTS & LEISURE 11.6%
  Carnival Corp. ...............   1,678       42,621
  Darden Restaurants, Inc. .....   2,257       50,038
  International Game
     Technology.................   3,687       51,618
  Marriott International,
     Inc. -- Class A............   2,399       50,067
  McDonald's Corp. .............   1,028       59,552
  Starbucks Corp.*..............   4,104       53,885
  Starwood Hotels & Resorts
     Worldwide, Inc. ...........   1,939       43,705
  Wyndham Worldwide Corp. ......   3,958       32,416
  Yum! Brands, Inc. ............   1,687       48,940
                                           ----------
TOTAL HOTELS, RESTAURANTS & LEISURE           432,842
                                           ----------

  HOUSEHOLD DURABLES 15.3%
  Black & Decker Corp. .........     998       50,519
  Centex Corp. .................   4,036       49,441
  D.R. Horton, Inc. ............   4,907       36,214
  Fortune Brands, Inc. .........   1,089       41,535
  Harman International
     Industries, Inc. ..........   2,052       37,695
  KB HOME.......................   2,956       49,336
  Leggett & Platt, Inc. ........   2,787       48,382
  Lennar Corp. -- Class A.......   4,469       34,590
  Newell Rubbermaid, Inc. ......   3,495       48,056
  Pulte Homes, Inc. ............   4,046       45,072
  Snap-on, Inc. ................   1,218       45,005
  Stanley Works(The)............   1,460       47,800
  Whirlpool Corp. ..............     769       35,874
                                           ----------
TOTAL HOUSEHOLD DURABLES                      569,519
                                           ----------

  INTERNET & CATALOG RETAIL 2.4%
  Amazon.com, Inc.*.............     864       49,455
  Expedia, Inc.*................   4,170       39,657
                                           ----------
TOTAL INTERNET & CATALOG RETAIL                89,112
                                           ----------

  LEISURE EQUIPMENT & PRODUCTS 3.8%
  Eastman Kodak Co. ............   4,183       38,400
  Hasbro, Inc. .................   1,777       51,658
  Mattel, Inc. .................   3,511       52,735
                                           ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            142,793
                                           ----------

  MEDIA 19.0%
  CBS Corp. -- Class B..........   4,202       40,802
  Comcast Corp. -- Class A......   3,225       50,826
  DIRECTV Group, Inc.(The)*.....   2,636       57,702
  Gannett Co., Inc. ............   3,637       40,007
  Interpublic Group of Cos.,
     Inc.*......................   8,286       43,004
  McGraw-Hill Cos., Inc. .......   1,633       43,830
  Meredith Corp. ...............   2,238       43,350
  New York Times Co. -- Class
     A..........................   4,311       43,110
  News Corp. -- Class A.........   5,060       53,838
  Omnicom Group, Inc. ..........   1,619       47,825
  Scripps Networks
     Interactive -- Class A.....   1,566       44,474
  Time Warner, Inc. ............   4,739       47,817
  Viacom, Inc. -- Class B*......   2,549       51,541
  Walt Disney Co.(The)..........   1,968       50,971
  Washington Post Co. -- Class
     B..........................     113       48,228
                                           ----------
TOTAL MEDIA                                   707,325
                                           ----------

  MULTILINE RETAIL 9.6%
  Big Lots, Inc.*...............   2,055       50,204
  Family Dollar Stores, Inc. ...   2,304       62,001
  J.C. Penney Co., Inc. ........   1,685       40,305
  Kohl's Corp.*.................   1,286       45,177
  Macy's, Inc. .................   3,304       40,606
  Nordstrom, Inc. ..............   1,967       35,583
  Sears Holdings Corp.*.........     639       36,896
  Target Corp. .................   1,186       47,582
                                           ----------
TOTAL MULTILINE RETAIL                        358,354
                                           ----------

  SPECIALTY RETAIL 21.2%
  Abercrombie & Fitch
     Co. -- Class A.............   1,487       43,064
  AutoNation, Inc.*.............   4,951       34,013
  AutoZone, Inc.*...............     510       64,918
  Bed Bath & Beyond, Inc.*......   2,068       53,292
  Best Buy Co., Inc. ...........   1,597       42,816
  GameStop Corp. -- Class A*....   1,706       46,727
  Gap, Inc.(The)................   3,526       45,626
  Home Depot, Inc. .............   2,446       57,701
  Limited Brands, Inc. .........   3,404       40,780
  Lowe's Cos., Inc. ............   2,746       59,588
  Office Depot, Inc.*...........  10,598       38,153
  RadioShack Corp. .............   3,753       47,513
  Sherwin-Williams Co.(The).....   1,070       60,894
  Staples, Inc. ................   2,708       52,617
  Tiffany & Co. ................   1,726       47,379
  TJX Cos., Inc. ...............   1,995       53,386
                                           ----------
TOTAL SPECIALTY RETAIL                        788,467
                                           ----------

  TEXTILES, APPAREL & LUXURY GOODS 7.1%
  Coach, Inc.*..................   2,308       47,545
  Jones Apparel Group, Inc. ....   3,435       38,163
  Liz Claiborne, Inc. ..........   3,521       28,696
  NIKE, Inc. -- Class B.........   1,018       58,667
  Polo Ralph Lauren Corp. ......     939       44,293
  V.F. Corp. ...................     809       44,576
                                           ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        261,940
                                           ----------
TOTAL COMMON STOCKS
  (Cost $6,986,784)                         3,713,748
                                           ----------



                                50


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.......................   7,072       $7,072
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,072)                                 7,072
                                           ----------
TOTAL INVESTMENTS 100.0%
  (Cost $6,993,856)                         3,720,820
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                          1,446
                                           ----------
NET ASSETS--100.0%                         $3,722,266
-----------------------------------------------------



(a)    Amount represents less than 0.05% of net assets.

    *  Non-Income Producing Security.


                                               51                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.4%
  BEVERAGES 20.1%
  Anheuser-Busch Cos., Inc. ....   4,650      $288,439
  Brown-Forman Corp. -- Class
     B..........................   5,151       233,833
  Coca-Cola Co.(The)............   5,730       252,464
  Coca-Cola Enterprises, Inc. ..  17,470       175,573
  Constellation Brands,
     Inc. -- Class A*...........  13,900       174,306
  Dr Pepper Snapple Group,
     Inc.*......................  11,560       264,724
  Molson Coors Brewing
     Co. -- Class B.............   6,280       234,621
  Pepsi Bottling Group, Inc. ...   9,830       227,270
  PepsiCo, Inc. ................   4,180       238,302
                                           -----------
TOTAL BEVERAGES                              2,089,532
                                           -----------

  FOOD & STAPLES RETAILING 19.5%
  Costco Wholesale Corp. .......   4,480       255,405
  CVS Caremark Corp. ...........   8,470       259,605
  Kroger Co.(The)...............  11,400       313,044
  Safeway, Inc. ................  11,940       253,964
  SUPERVALU, Inc. ..............  13,460       191,670
  Sysco Corp. ..................   8,960       234,752
  Wal-Mart Stores, Inc. ........   4,970       277,376
  Walgreen Co. .................   9,310       237,033
                                           -----------
TOTAL FOOD & STAPLES RETAILING               2,022,849
                                           -----------

  FOOD PRODUCTS 31.3%
  Archer-Daniels-Midland Co. ...  14,189       294,138
  Campbell Soup Co. ............   7,950       301,703
  ConAgra Foods, Inc. ..........  15,530       270,533
  Dean Foods Co.*...............  12,950       283,087
  General Mills, Inc. ..........   4,390       297,379
  H.J. Heinz Co. ...............   6,150       269,493
  Hershey Co.(The)..............   7,160       266,638
  Kellogg Co. ..................   5,370       270,755
  Kraft Foods, Inc. -- Class A..   9,060       264,008
  McCormick & Co., Inc. ........   7,730       260,192
  Sara Lee Corp. ...............  23,549       263,278
  Tyson Foods, Inc. -- Class A..  23,549       205,818
                                           -----------
TOTAL FOOD PRODUCTS                          3,247,022
                                           -----------

  HOUSEHOLD PRODUCTS 10.7%
  Clorox Co. ...................   4,810       292,496
  Colgate-Palmolive Co. ........   3,980       249,785
  Kimberly-Clark Corp. .........   4,720       289,289
  Procter & Gamble Co. .........   4,240       273,649
                                           -----------
TOTAL HOUSEHOLD PRODUCTS                     1,105,219
                                           -----------

  PERSONAL PRODUCTS 3.9%
  Avon Products, Inc. ..........   7,640       189,701
  Estee Lauder Cos.,
     Inc -- Class A.............   5,920       213,357
                                           -----------
TOTAL PERSONAL PRODUCTS                        403,058
                                           -----------

  TOBACCO 13.9%
  Altria Group, Inc. ...........  15,120       290,153
  Lorillard, Inc. ..............   4,310       283,856
  Philip Morris International,
     Inc. ......................   6,010       261,255
  Reynolds American, Inc. ......   6,250       306,000
  UST, Inc. ....................   4,470       302,127
                                           -----------
TOTAL TOBACCO                                1,443,391
                                           -----------
TOTAL COMMON STOCKS
  (Cost $11,719,178)                        10,311,071
                                           -----------

SHORT TERM INVESTMENTS 0.5%
  SSgA Government Money Market
     Fund.......................  48,592        48,592
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $48,592)                                48,592
                                           -----------
TOTAL INVESTMENTS 99.9%
  (Cost $11,767,770)                        10,359,663
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                              8,176
                                           -----------
NET ASSETS--100.0%                         $10,367,839
------------------------------------------------------



   *Non-Income Producing Security.





                                52


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  ENERGY EQUIPMENT & SERVICES 28.1%
  Baker Hughes, Inc. ...........   3,270     $114,287
  BJ Services Co. ..............  10,050      129,143
  Cameron International Corp.*..   5,270      127,850
  ENSCO International, Inc. ....   3,630      137,976
  Halliburton Co. ..............   6,110      120,917
  Nabors Industries, Ltd.*......   8,090      116,334
  National-Oilwell Varco,
     Inc.*......................   4,020      120,158
  Noble Corp. ..................   4,880      157,185
  Rowan Cos., Inc. .............   6,470      117,366
  Schlumberger, Ltd. ...........   2,560      132,224
  Smith International, Inc. ....   3,460      119,301
  Transocean, Inc.*.............   1,850      152,310
  Weatherford International,
     Ltd.*......................   7,530      127,106
                                           ----------
TOTAL ENERGY EQUIPMENT & SERVICES           1,672,157
                                           ----------

  OIL, GAS & CONSUMABLE FUELS 71.7%
  Anadarko Petroleum Corp. .....   3,980      140,494
  Apache Corp. .................   1,870      153,957
  Cabot Oil & Gas Corp. ........   5,590      156,911
  Chesapeake Energy Corp. ......   5,490      120,615
  Chevron Corp. ................   2,560      190,976
  ConocoPhillips................   2,930      152,419
  CONSOL Energy, Inc. ..........   3,760      118,026
  Devon Energy Corp. ...........   2,160      174,658
  El Paso Corp. ................  15,930      154,521
  EOG Resources, Inc. ..........   2,290      185,307
  Exxon Mobil Corp. ............   2,720      201,606
  Hess Corp. ...................   2,500      150,525
  Marathon Oil Corp. ...........   5,310      154,521
  Massey Energy Co. ............   5,800      133,922
  Murphy Oil Corp. .............   3,250      164,580
  Noble Energy, Inc. ...........   3,650      189,143
  Occidental Petroleum Corp. ...   2,990      166,065
  Peabody Energy Corp. .........   3,970      137,005
  Pioneer Natural Resources
     Co. .......................   3,800      105,754
  Range Resources Corp. ........   4,280      180,702
  Southwestern Energy Co.*......   6,540      232,955
  Spectra Energy Corp. .........   8,610      166,431
  Sunoco, Inc. .................   5,160      157,380
  Tesoro Corp. .................  12,250      118,458
  Valero Energy Corp. ..........   6,590      135,622
  Williams Cos., Inc. ..........   8,520      178,664
  XTO Energy, Inc. .............   4,160      149,552
                                           ----------
TOTAL OIL, GAS & CONSUMABLE FUELS           4,270,769
                                           ----------
TOTAL COMMON STOCKS
  (Cost $9,473,407)                         5,942,926
                                           ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.......................  14,428       14,428
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $14,428)                               14,428
                                           ----------
TOTAL INVESTMENTS 100.0%
  (Cost $9,487,835)                         5,957,354
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                            197
                                           ----------
NET ASSETS--100.0%                         $5,957,551
-----------------------------------------------------



   *Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.




                                               53                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.7%

  CAPITAL MARKETS 19.3%
  American Capital, Ltd. .......   7,694      $108,101
  Ameriprise Financial, Inc. ...   4,650       100,440
  Bank of New York Mellon
     Corp. .....................   5,699       185,787
  Charles Schwab Corp.(The).....   7,753       148,237
  E*TRADE Financial Corp.*......  54,762        99,667
  Federated Investors,
     Inc. -- Class B............   6,702       162,188
  Franklin Resources, Inc. .....   1,945       132,260
  Goldman Sachs Group,
     Inc.(The)..................   1,667       154,198
  Invesco Ltd. .................   7,632       113,793
  Janus Capital Group, Inc. ....   7,478        87,792
  Legg Mason, Inc. .............   4,978       110,462
  Merrill Lynch & Co., Inc. ....   6,799       126,393
  Morgan Stanley................   7,983       139,463
  Northern Trust Corp. .........   2,484       139,874
  State Street Corp. ...........   3,165       137,203
  T. Rowe Price Group, Inc. ....   3,104       122,732
                                           -----------
TOTAL CAPITAL MARKETS                        2,068,590
                                           -----------

  COMMERCIAL BANKS 21.7%
  BB&T Corp. ...................   4,742       170,001
  Comerica, Inc. ...............   4,978       137,343
  Fifth Third Bancorp...........  11,324       122,865
  First Horizon National
     Corp. .....................  13,940       166,025
  Huntington Bancshares, Inc. ..  17,113       161,718
  KeyCorp.......................  13,856       169,459
  M&T Bank Corp. ...............   2,083       168,931
  Marshall & Ilsley Corp. ......   7,729       139,354
  National City Corp. ..........  40,409       109,104
  PNC Financial Services Group,
     Inc. ......................   2,384       158,941
  Regions Financial Corp. ......  12,021       133,313
  SunTrust Banks, Inc. .........   3,363       134,991
  U.S. Bancorp..................   5,102       152,091
  Wachovia Corp. ...............  12,224        78,356
  Wells Fargo & Co. ............   5,001       170,284
  Zions Bancorp.................   4,008       152,745
                                           -----------
TOTAL COMMERCIAL BANKS                       2,325,521
                                           -----------

  CONSUMER FINANCE 5.3%
  American Express Co. .........   4,901       134,778
  Capital One Financial Corp. ..   3,474       135,903
  Discover Financial Services...  12,561       153,872
  SLM Corp.*....................  12,744       135,978
                                           -----------
TOTAL CONSUMER FINANCE                         560,531
                                           -----------

  DIVERSIFIED FINANCIAL SERVICES 12.9%
  Bank of America Corp. ........   5,862       141,684
  CIT Group, Inc. ..............  17,476        72,351
  Citigroup, Inc. ..............  10,649       145,359
  CME Group, Inc. ..............     511       144,179
  IntercontinentalExchange,
     Inc.*......................   2,459       210,392
  JPMorgan Chase & Co. .........   4,499       185,584
  Leucadia National Corp. ......   4,684       125,718
  Moody's Corp. ................   5,165       132,224
  Nasdaq OMX Group (The)*.......   2,701        87,674
  NYSE Euronext.................   4,498       135,750
                                           -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES         1,380,915
                                           -----------

  INSURANCE 22.8%
  AFLAC, Inc. ..................   2,940       130,183
  Allstate Corp. ...............   4,070       107,407
  American International Group,
     Inc. ......................  49,443        94,436
  Aon Corp. ....................   3,998       169,115
  Assurant, Inc. ...............   3,618        92,187
  Chubb Corp. ..................   3,162       163,855
  Cincinnati Financial Corp. ...   6,042       157,032
  Genworth Financial,
     Inc. -- Class A............  13,353        64,629
  Hartford Financial Services
     Group, Inc. ...............   3,208        33,107
  Lincoln National Corp. .......   3,576        61,650
  Loews Corp. ..................   4,675       155,257
  Marsh & McLennan Cos., Inc. ..   5,698       167,065
  MBIA, Inc. ...................  14,050       138,112
  MetLife, Inc. ................   3,024       100,457
  Principal Financial Group,
     Inc. ......................   4,156        78,922
  Progressive Corp. ............  11,049       157,669
  Prudential Financial, Inc. ...   2,226        66,780
  Torchmark Corp. ..............   3,139       131,116
  Travelers Cos., Inc.(The).....   3,742       159,222
  Unum Group....................   7,454       117,401
  XL Capital, Ltd. -- Class A...  10,060        97,582
                                           -----------
TOTAL INSURANCE                              2,443,184
                                           -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 14.6%
  Apartment Investment &
     Management Co. -- Class A..   5,422        79,324
  AvalonBay Communities, Inc. ..   1,880       133,518
  Boston Properties, Inc. ......   1,954       138,499
  Developers Diversified Realty
     Corp. .....................   5,523        72,738
  Equity Residential............   3,930       137,275
  General Growth Properties,
     Inc. ......................   9,290        38,461
  HCP, Inc. ....................   4,670       139,773
  Host Hotels & Resorts, Inc. ..  11,399       117,866
  Kimco Realty Corp. ...........   4,554       102,829
  Plum Creek Timber Co., Inc. ..   3,429       127,833
  ProLogis......................   4,531        63,434
  Public Storage, Inc. .........   1,877       152,975
  Simon Property Group, Inc. ...   1,884       126,285
  Vornado Realty Trust..........   1,839       129,741
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    1,560,551
                                           -----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.9%
  CB Richard Ellis Group,
     Inc. -- Class A*...........  13,489        94,558
                                           -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                   94,558
                                           -----------

  THRIFTS & MORTGAGE FINANCE 2.2%
  Hudson City Bancorp, Inc. ....   9,325       175,403
  Sovereign Bancorp, Inc.*......  21,189        61,449
                                           -----------
TOTAL THRIFTS & MORTGAGE FINANCE               236,852
                                           -----------
TOTAL COMMON STOCKS
  (Cost $13,733,558)                        10,670,702
                                           -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Government Money Market
     Fund.......................  33,725        33,725
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $33,725)                                33,725
                                           -----------
TOTAL INVESTMENTS 100.0%
  (Cost $13,767,283)                        10,704,427
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                             938
                                           -----------
NET ASSETS--100.0%                         $10,705,365
------------------------------------------------------



  *  Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.



                                54


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS 99.9%

  BIOTECHNOLOGY 11.2%
  Amgen, Inc.*..................   18,930    $1,133,718
  Biogen Idec, Inc.*............   24,090     1,025,029
  Celgene Corp.*................   17,660     1,134,832
  Genzyme Corp.*................   14,120     1,029,066
  Gilead Sciences, Inc.*........   24,070     1,103,609
                                            -----------
TOTAL BIOTECHNOLOGY                           5,426,254
                                            -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 21.9%
  Baxter International, Inc. ...   17,090     1,033,774
  Becton, Dickinson & Co. ......   14,110       979,234
  Boston Scientific Corp.*......   84,100       759,423
  C.R. Bard, Inc. ..............   11,480     1,013,110
  Covidien, Ltd. ...............   20,560       910,603
  Hospira, Inc.*................   28,770       800,381
  Intuitive Surgical, Inc.*.....    4,120       711,895
  Medtronic, Inc. ..............   21,520       867,902
  St Jude Medical, Inc.*........   25,290       961,779
  Stryker Corp. ................   17,920       958,003
  Varian Medical Systems,
     Inc.*......................   18,920       861,049
  Zimmer Holdings, Inc.*........   16,580       769,809
                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       10,626,962
                                            -----------

  HEALTH CARE PROVIDERS & SERVICES 27.9%
  Aetna, Inc. ..................   29,770       740,380
  AmerisourceBergen Corp. ......   28,930       904,641
  Cardinal Health, Inc. ........   22,170       846,894
  CIGNA Corp. ..................   30,550       497,965
  Coventry Health Care, Inc.*...   34,840       459,540
  DaVita, Inc.*.................   20,260     1,149,755
  Express Scripts, Inc.*........   15,120       916,423
  Humana, Inc.*.................   27,010       799,226
  Laboratory Corp. of America
     Holdings*..................   15,440       949,405
  McKesson Corp. ...............   20,540       755,666
  Medco Health Solutions,
     Inc.*......................   23,420       888,789
  Patterson Cos., Inc.*.........   36,090       914,160
  Quest Diagnostics, Inc. ......   20,190       944,892
  Tenet Healthcare Corp.*.......  184,910       809,906
  UnitedHealth Group, Inc. .....   42,730     1,013,983
  WellPoint, Inc.*..............   23,840       926,661
                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES       13,518,286
                                            -----------

  HEALTH CARE TECHNOLOGY 1.6%
  IMS Health, Inc. .............   55,740       799,311
                                            -----------
TOTAL HEALTH CARE TECHNOLOGY                    799,311
                                            -----------

  LIFE SCIENCES TOOLS & SERVICES 8.9%
  Applied Biosystems Inc. ......   31,760       979,161
  Millipore Corp.*..............   16,280       844,769
  PerkinElmer, Inc. ............   43,870       787,028
  Thermo Fisher Scientific
     Inc.*......................   20,180       819,308
  Waters Corp.*.................   20,450       895,710
                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES          4,325,976
                                            -----------

  PHARMACEUTICALS 28.4%
  Abbott Laboratories...........   19,520     1,076,528
  Allergan, Inc. ...............   19,910       789,830
  Barr Pharmaceuticals, Inc.*...   17,200     1,105,272
  Bristol-Myers Squibb Co. .....   54,300     1,115,865
  Eli Lilly & Co. ..............   25,000       845,500
  Forest Laboratories, Inc.*....   40,500       940,815
  Johnson & Johnson.............   16,070       985,734
  King Pharmaceuticals, Inc.*...  110,660       972,701
  Merck & Co., Inc. ............   35,560     1,100,582
  Mylan Inc.*...................   96,550       827,434
  Pfizer, Inc. .................   63,110     1,117,678
  Schering-Plough Corp. ........   61,710       894,178
  Watson Pharmaceuticals,
     Inc.*......................   41,150     1,076,895
  Wyeth.........................   29,540       950,597
                                            -----------
TOTAL PHARMACEUTICALS                        13,799,609
                                            -----------
TOTAL COMMON STOCKS
  (Cost $62,529,167)                         48,496,398
                                            -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................   30,722        30,722
                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $30,722)                                 30,722
                                            -----------
TOTAL INVESTMENTS 100.0%
  (Cost $62,559,889)                         48,527,120
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                            9,482
                                            -----------
NET ASSETS--100.0%                          $48,536,602
-------------------------------------------------------


   *Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.


                                               55                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%

  AEROSPACE & DEFENSE 20.9%
  Boeing Co. ...................   2,971     $155,294
  General Dynamics Corp. .......   2,078      125,345
  Goodrich Corp. ...............   3,723      136,113
  Honeywell International,
     Inc. ......................   3,917      119,273
  L-3 Communications Holdings,
     Inc. ......................   1,697      137,745
  Lockheed Martin Corp. ........   1,539      130,892
  Northrop Grumman Corp. .......   2,666      125,009
  Precision Castparts Corp. ....   1,971      127,740
  Raytheon Co. .................   2,936      150,059
  Rockwell Collins, Inc. .......   3,515      130,863
  United Technologies Corp. ....   2,758      151,580
                                           ----------
TOTAL AEROSPACE & DEFENSE                   1,489,913
                                           ----------

  AIR FREIGHT & LOGISTICS 8.0%
  C.H. Robinson Worldwide,
     Inc. ......................   3,096      160,311
  Expeditors International of
     Washington, Inc. ..........   4,503      147,023
  FedEx Corp. ..................   1,911      124,922
  United Parcel Service,
     Inc. -- Class B............   2,604      137,439
                                           ----------
TOTAL AIR FREIGHT & LOGISTICS                 569,695
                                           ----------

  AIRLINES 1.8%
  Southwest Airlines Co. .......  11,124      131,041
                                           ----------
TOTAL AIRLINES                                131,041
                                           ----------

  BUILDING PRODUCTS 1.3%
  Masco Corp. ..................   9,107       92,436
                                           ----------
TOTAL BUILDING PRODUCTS                        92,436
                                           ----------

  COMMERCIAL SERVICES & SUPPLIES 16.9%
  Allied Waste Industries,
     Inc.*......................  15,062      156,946
  Avery Dennison Corp. .........   3,741      131,010
  Cintas Corp. .................   5,552      131,582
  Equifax, Inc. ................   5,075      132,356
  Monster Worldwide, Inc.*......   9,423      134,183
  Pitney Bowes, Inc. ...........   4,858      120,381
  R.R. Donnelley & Sons Co. ....   6,900      114,333
  Robert Half International,
     Inc. ......................   6,633      125,165
  Waste Management, Inc. .......   5,068      158,274
                                           ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES        1,204,230
                                           ----------

  CONSTRUCTION & ENGINEERING 3.1%
  Fluor Corp. ..................   2,901      115,837
  Jacobs Engineering Group,
     Inc.*......................   2,877      104,809
                                           ----------
TOTAL CONSTRUCTION & ENGINEERING              220,646
                                           ----------

  ELECTRICAL EQUIPMENT 5.4%
  Cooper Industries,
     Ltd. -- Class A............   4,043      125,131
  Emerson Electric Co. .........   4,011      131,280
  Rockwell Automation, Inc. ....   4,691      129,800
                                           ----------
TOTAL ELECTRICAL EQUIPMENT                    386,211
                                           ----------

  INDUSTRIAL CONGLOMERATES 6.9%
  3M Co. .......................   2,449      157,471
  General Electric Co. .........   6,884      134,307
  Textron, Inc. ................   5,271       93,297
  Tyco International, Ltd. .....   4,308      108,906
                                           ----------
TOTAL INDUSTRIAL CONGLOMERATES                493,981
                                           ----------

  MACHINERY 21.8%
  Caterpillar, Inc. ............   2,646      100,998
  Cummins, Inc. ................   3,134       81,014
  Danaher Corp. ................   2,259      133,823
  Deere & Co. ..................   2,788      107,505
  Dover Corp. ..................   3,928      124,793
  Eaton Corp. ..................   2,549      113,685
  Flowserve Corp. ..............      79        4,497
  Illinois Tool Works, Inc. ....   3,678      122,808
  Ingersoll-Rand Co.,
     Ltd. -- Class A............   4,965       91,604
  ITT Corp. ....................   2,964      131,898
  Manitowoc Co., Inc. ..........   9,462       93,106
  PACCAR, Inc. .................   4,048      118,364
  Pall Corp. ...................   5,047      133,291
  Parker-Hannifin Corp. ........   3,036      117,706
  Terex Corp.*..................   5,164       86,187
                                           ----------
TOTAL MACHINERY                             1,561,279
                                           ----------

  ROAD & RAIL 9.8%
  Burlington Northern Santa Fe
     Corp. .....................   1,750      155,855
  CSX Corp. ....................   3,036      138,806
  Norfolk Southern Corp. .......   2,499      149,790
  Ryder System, Inc. ...........   2,509       99,407
  Union Pacific Corp. ..........   2,328      155,440
                                           ----------
TOTAL ROAD & RAIL                             699,298
                                           ----------

  TRADING COMPANIES & DISTRIBUTORS 3.9%
  Fastenal Co. .................   3,216      129,476
  W.W. Grainger, Inc. ..........   1,929      151,562
                                           ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS        281,038
                                           ----------
TOTAL COMMON STOCKS
  (Cost $9,877,271)                         7,129,768
                                           ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................  11,867       11,867
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,867)                               11,867
                                           ----------
TOTAL INVESTMENTS 99.9%
  (Cost $9,889,138)                         7,141,635
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             4,174
                                           ----------
NET ASSETS--100.0%                         $7,145,809
-----------------------------------------------------



   *Non-Income Producing Security.



                                56


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  CHEMICALS 50.3%
  Air Products & Chemicals,
     Inc. ......................   3,123     $181,540
  Ashland, Inc. ................   8,204      185,328
  CF Industries Holdings,
     Inc. ......................   2,168      139,164
  Dow Chemical Co.(The).........   6,752      180,076
  Du Pont (E.I.) de Nemours &
     Co. .......................   5,271      168,672
  Eastman Chemical Co. .........   4,062      164,064
  Ecolab, Inc. .................   4,951      184,474
  Hercules, Inc. ...............  12,404      208,511
  International Flavors &
     Fragrances, Inc. ..........   5,652      180,186
  Monsanto Co. .................   2,144      190,773
  PPG Industries, Inc. .........   3,653      181,116
  Praxair, Inc. ................   2,925      190,564
  Rohm & Haas Co. ..............   3,353      235,883
  Sigma-Aldrich Corp. ..........   4,588      201,230
                                           ----------
TOTAL CHEMICALS                             2,591,581
                                           ----------

  CONSTRUCTION MATERIALS 3.2%
  Vulcan Materials Co. .........   3,049      165,500
                                           ----------
TOTAL CONSTRUCTION MATERIALS                  165,500
                                           ----------

  CONTAINERS & PACKAGING 15.6%
  Ball Corp. ...................   5,819      199,010
  Bemis Co., Inc. ..............   8,637      214,543
  Pactiv Corp.*.................   8,854      208,600
  Sealed Air Corp. .............  10,638      179,995
                                           ----------
TOTAL CONTAINERS & PACKAGING                  802,148
                                           ----------

  METALS & MINING 21.9%
  AK Steel Holding Corp. .......   8,233      114,603
  Alcoa, Inc. ..................   9,387      108,044
  Allegheny Technologies,
     Inc. ......................   5,879      156,029
  Freeport-McMoRan Copper &
     Gold, Inc. ................   3,560      103,596
  Newmont Mining Corp. .........   6,081      160,174
  Nucor Corp. ..................   5,193      210,368
  Titanium Metals Corp. ........  19,951      185,744
  United States Steel Corp. ....   2,531       93,343
                                           ----------
TOTAL METALS & MINING                       1,131,901
                                           ----------

  PAPER & FOREST PRODUCTS 8.7%
  International Paper Co. ......   8,834      152,121
  MeadWestvaco Corp. ...........   9,792      137,382
  Weyerhaeuser Co. .............   4,168      159,301
                                           ----------
TOTAL PAPER & FOREST PRODUCTS                 448,804
                                           ----------
TOTAL COMMON STOCKS
  (Cost $7,303,322)                         5,139,934
                                           ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.......................  11,609       11,609
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,609)                               11,609
                                           ----------
TOTAL INVESTMENTS 99.9%
  (Cost $7,314,931)                         5,151,543
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             3,464
                                           ----------
NET ASSETS--100.0%                         $5,155,007
-----------------------------------------------------



   *Non-Income Producing Security.




                                               57                 ANNUAL REPORT



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%

  COMMUNICATIONS EQUIPMENT 13.1%
  Ciena Corp.*..................  13,693     $131,590
  Cisco Systems, Inc.*..........   5,991      106,460
  Corning, Inc. ................   8,592       93,051
  Harris Corp. .................   2,873      103,284
  JDS Uniphase Corp.*...........  16,061       87,693
  Juniper Networks, Inc.*.......   5,253       98,441
  Motorola, Inc. ...............  19,228      103,255
  QUALCOMM, Inc. ...............   2,913      111,452
  Tellabs, Inc.*................  34,729      147,251
                                           ----------
TOTAL COMMUNICATIONS EQUIPMENT                982,477
                                           ----------

  COMPUTERS & PERIPHERALS 14.3%
  Apple, Inc.*..................   1,020      109,742
  Dell, Inc.*...................   7,756       94,235
  EMC Corp.*....................  10,980      129,344
  Hewlett-Packard Co. ..........   2,876      110,093
  International Business
     Machines Corp. ............   1,183      109,984
  Lexmark International,
     Inc. -- Class A*...........   4,154      107,298
  NetApp, Inc.*.................   6,647       89,934
  QLogic Corp.*.................   7,880       94,718
  SanDisk Corp.*................   6,000       53,340
  Sun Microsystems, Inc.*.......  16,887       77,680
  Teradata Corp.*...............   6,101       93,894
                                           ----------
TOTAL COMPUTERS & PERIPHERALS               1,070,262
                                           ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 6.3%
  Agilent Technologies, Inc.*...   4,344       96,393
  Amphenol Corp. -- Class A.....   3,484       99,817
  Jabil Circuit, Inc. ..........  11,954      100,533
  Molex, Inc. ..................   5,511       79,414
  Tyco Electronics, Ltd. .......   5,126       99,649
                                           ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS      475,806
                                           ----------

  INTERNET SOFTWARE & SERVICES 6.9%
  Akamai Technologies, Inc.*....   7,996      114,983
  eBay, Inc.*...................   5,875       89,711
  Google, Inc. -- Class A*......     307      110,324
  VeriSign, Inc.*...............   5,520      117,024
  Yahoo!, Inc.*.................   6,414       82,227
                                           ----------
TOTAL INTERNET SOFTWARE & SERVICES            514,269
                                           ----------

  IT SERVICES 15.4%
  Affiliated Computer Services,
     Inc. -- Class A*...........   2,727      111,807
  Automatic Data Processing,
     Inc. ......................   3,109      108,660
  Cognizant Technology Solutions
     Corp. -- Class A*..........   5,700      109,440
  Computer Sciences Corp.*......   3,183       95,999
  Convergys Corp.*..............   8,871       68,218
  Fidelity National Information
     Services, Inc. ............   6,687      100,907
  Fiserv, Inc.*.................   2,684       89,538
  Mastercard, Inc. -- Class A...     655       96,822
  Paychex, Inc. ................   4,224      120,553
  Total System Services, Inc. ..   7,749      106,471
  Unisys Corp.*.................  42,080       63,962
  Western Union Co. ............   5,394       82,312
                                           ----------
TOTAL IT SERVICES                           1,154,689
                                           ----------

  OFFICE ELECTRONICS 1.2%
  Xerox Corp. ..................  10,810       86,696
                                           ----------
TOTAL OFFICE ELECTRONICS                       86,696
                                           ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 25.0%
  Advanced Micro Devices,
     Inc.*......................  25,571       89,498
  Altera Corp. .................   6,289      109,114
  Analog Devices, Inc. .........   4,831      103,190
  Applied Materials, Inc. ......   8,469      109,335
  Broadcom Corp. -- Class A*....   6,602      112,762
  Intel Corp. ..................   7,004      112,064
  KLA-Tencor Corp. .............   4,009       93,209
  Linear Technology Corp. ......   4,288       97,252
  LSI Corp.*....................  22,956       88,381
  MEMC Electronic Materials,
     Inc.*......................   4,522       83,114
  Microchip Technology, Inc. ...   4,468      110,047
  Micron Technology, Inc.*......  32,280      152,039
  National Semiconductor
     Corp. .....................   7,742      101,962
  Novellus Systems, Inc.*.......   6,467      102,179
  NVIDIA Corp.*.................  12,511      109,596
  Teradyne, Inc.*...............  15,817       80,667
  Texas Instruments, Inc. ......   5,967      116,715
  Xilinx, Inc. .................   5,638      103,852
                                           ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                 1,874,976
                                           ----------

  SOFTWARE 17.7%
  Adobe Systems, Inc.*..........   3,423       91,189
  Autodesk, Inc.*...............   4,082       86,988
  BMC Software, Inc.*...........   4,238      109,425
  CA, Inc. .....................   6,366      113,315
  Citrix Systems, Inc.*.........   4,951      127,587
  Compuware Corp.*..............  13,791       87,987
  Electronic Arts, Inc.*........   3,072       69,980
  Intuit, Inc.*.................   4,462      111,818
  Microsoft Corp. ..............   5,340      119,242
  Novell, Inc.*.................  24,558      114,440
  Oracle Corp.*.................   7,297      133,462
  Salesforce.com, Inc.*.........   2,445       75,697
  Symantec Corp.*...............   6,992       87,959
                                           ----------
TOTAL SOFTWARE                              1,329,089
                                           ----------
TOTAL COMMON STOCKS
  (Cost $14,024,184)                        7,488,264
                                           ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................   7,797        7,797
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,797)                                 7,797
                                           ----------
TOTAL INVESTMENTS 100.0%
  (Cost $14,031,981)                        7,496,061
                                           ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(a)                                (948)
                                           ----------
NET ASSETS--100.0%                         $7,495,113
-----------------------------------------------------



   *Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.



                                58


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  DIVERSIFIED TELECOMMUNICATION SERVICES 15.6%
  AT&T, Inc. ...................   4,200     $112,434
  CenturyTel, Inc. .............   3,210       80,603
  Embarq Corp. .................   2,790       83,700
  Frontier Communications
     Corp. .....................  10,390       79,068
  Qwest Communications
     International, Inc. .......  33,530       95,896
  Verizon Communications,
     Inc. ......................   3,750      111,262
  Windstream Corp. .............  10,590       79,531
                                           ----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    642,494
                                           ----------

  ELECTRIC UTILITIES 33.8%
  Allegheny Energy, Inc. .......   3,300       99,495
  American Electric Power Co.,
     Inc. ......................   3,410      111,268
  Duke Energy Corp. ............   6,570      107,617
  Edison International..........   3,050      108,550
  Entergy Corp. ................   1,400      109,270
  Exelon Corp. .................   1,910      103,598
  FirstEnergy Corp. ............   1,830       95,453
  FPL Group, Inc. ..............   2,320      109,597
  Pepco Holdings, Inc. .........   5,420      111,923
  Pinnacle West Capital Corp. ..   3,450      109,192
  PPL Corp. ....................   3,400      111,588
  Progress Energy, Inc. ........   2,770      109,055
  Southern Co. .................   3,090      106,111
                                           ----------
TOTAL ELECTRIC UTILITIES                    1,392,717
                                           ----------

  GAS UTILITIES 5.2%
  Nicor, Inc. ..................   2,510      115,987
  Questar Corp. ................   2,820       97,177
                                           ----------
TOTAL GAS UTILITIES                           213,164
                                           ----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 7.9%
  AES Corp.(The)*...............  10,150       80,896
  Constellation Energy Group,
     Inc. ......................   5,040      122,018
  Dynegy, Inc. -- Class A*......  33,260      121,066
                                           ----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              323,980
                                           ----------

  MULTI-UTILITIES 33.3%
  Ameren Corp. .................   2,950       95,728
  CenterPoint Energy, Inc. .....   8,730      100,570
  CMS Energy Corp. .............   9,830      100,757
  Consolidated Edison, Inc. ....   2,660      115,231
  Dominion Resources, Inc. .....   2,920      105,938
  DTE Energy Co. ...............   2,900      102,370
  Integrys Energy Group, Inc. ..   2,370      112,978
  NiSource, Inc. ...............   7,970      103,291
  PG&E Corp. ...................   3,030      111,110
  Public Service Enterprise
     Group, Inc. ...............   3,550       99,932
  Sempra Energy.................   2,360      100,512
  TECO Energy, Inc. ............   7,290       84,127
  Wisconsin Energy Corp. .......     900       39,150
  Xcel Energy, Inc. ............   5,610       97,726
                                           ----------
TOTAL MULTI-UTILITIES                       1,369,420
                                           ----------

  WIRELESS TELECOMMUNICATION SERVICES 3.9%
  American Tower Corp. -- Class
     A*.........................   3,130      101,131
  Sprint Nextel Corp. ..........  19,440       60,847
                                           ----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    161,978
                                           ----------
TOTAL COMMON STOCKS
  (Cost $5,732,679)                         4,103,753
                                           ----------

SHORT TERM INVESTMENTS 0.5%
  SSgA Government Money Market
     Fund.......................  22,350       22,350
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $22,350)                               22,350
                                           ----------
TOTAL INVESTMENTS 100.2%
  (Cost $5,755,029)                         4,126,103
                                           ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--(0.2)%                               (8,352)
                                           ----------
NET ASSETS--100.0%                         $4,117,751
-----------------------------------------------------



   * Non-Income Producing Security.




                                               59                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES                            October 31, 2008

--------------------------------------------------------------------------------


                                            RYDEX S&P      RYDEX S&P        RYDEX S&P         RYDEX S&P
                                             500 PURE       500 PURE       MIDCAP 400        MIDCAP 400
                                            VALUE ETF     GROWTH ETF   PURE VALUE ETF   PURE GROWTH ETF
                                         ------------   ------------   --------------   ---------------
ASSETS
Investments at Market Value............  $ 17,947,704   $ 24,386,597     $10,126,250      $17,585,216
  Cash.................................            --             --           5,600               --
Receivables:
  Investments Sold.....................            --             --          62,247          188,082
  Dividends............................        51,752         19,966          23,500            3,857
                                         ------------   ------------     -----------      -----------
     TOTAL ASSETS......................    17,999,456     24,406,563      10,211,997       17,777,155
                                         ------------   ------------     -----------      -----------
LIABILITIES
Payables:
  Investments Purchased................            --             --          83,044          174,125
  Overdraft............................            --             --              --              889
  Accrued Management Fees..............         5,876          8,777           3,417            6,297
                                         ------------   ------------     -----------      -----------
     TOTAL LIABILITIES.................         5,876          8,777          86,461          181,311
                                         ------------   ------------     -----------      -----------
NET ASSETS.............................  $ 17,993,580   $ 24,397,786     $10,125,536      $17,595,844
                                         ============   ============     ===========      ===========
NET ASSETS CONSIST OF:
Paid-in Capital........................  $ 33,598,265   $ 39,645,365     $18,217,411      $27,732,063
Undistributed Net Investment Income....        13,722         18,881              --               93
Accumulated Net Realized Gain (Loss) on
  Investment Securities................    (2,968,885)      (770,754)     (1,219,254)      (1,048,339)
Net Unrealized Depreciation on
  Investment Securities................   (12,649,522)   (14,495,706)     (6,872,621)      (9,087,973)
                                         ------------   ------------     -----------      -----------
NET ASSETS.............................  $ 17,993,580   $ 24,397,786     $10,125,536      $17,595,844
                                         ============   ============     ===========      ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value............     1,000,989      1,000,097         500,168          450,011
                                         ============   ============     ===========      ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share...........  $      17.98   $      24.40     $     20.24      $     39.10
                                         ============   ============     ===========      ===========
Total Cost of Investments..............  $ 30,597,226   $ 38,882,303     $16,998,871      $26,673,189
                                         ============   ============     ===========      ===========






                                60


See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)                October 31, 2008

--------------------------------------------------------------------------------

                                            RYDEX S&P         RYDEX S&P     RYDEX S&P EQUAL   RYDEX S&P EQUAL
                                         SMALLCAP 600      SMALLCAP 600     WEIGHT CONSUMER   WEIGHT CONSUMER
                                       PURE VALUE ETF   PURE GROWTH ETF   DISCRETIONARY ETF       STAPLES ETF
                                       --------------   ---------------   -----------------   ---------------
ASSETS
Investments at Market Value.........     $25,507,194      $ 7,247,602        $ 3,720,820        $10,359,663
Receivables:
  Investments Sold..................          11,093           81,892                 --            157,871
  Dividends.........................          27,212            2,086              3,460             12,008
                                         -----------      -----------        -----------        -----------
     TOTAL ASSETS...................      25,545,499        7,331,580          3,724,280         10,529,542
                                         -----------      -----------        -----------        -----------
LIABILITIES
Payables:
  Investments Purchased.............              --           71,996                 --            157,213
  Overdraft.........................          11,093               --                 --                 --
  Accrued Management Fees...........           7,616            2,198              2,014              4,490
                                         -----------      -----------        -----------        -----------
     TOTAL LIABILITIES..............          18,709           74,194              2,014            161,703
                                         -----------      -----------        -----------        -----------
NET ASSETS..........................     $25,526,790      $ 7,257,386        $ 3,722,266        $10,367,839
                                         ===========      ===========        ===========        ===========
NET ASSETS CONSIST OF:
Paid-in Capital.....................     $39,836,934      $10,178,851        $ 8,285,157        $11,996,093
Undistributed Net Investment
  Income............................          12,181              192              2,465             11,681
Accumulated Net Realized Gain (Loss)
  on Investment Securities..........      (4,601,117)        (281,311)        (1,292,320)          (231,828)
Net Unrealized Depreciation on
  Investment Securities.............      (9,721,208)      (2,640,346)        (3,273,036)        (1,408,107)
                                         -----------      -----------        -----------        -----------
NET ASSETS..........................     $25,526,790      $ 7,257,386        $ 3,722,266        $10,367,839
                                         ===========      ===========        ===========        ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value.........       1,100,039          250,004            150,000            250,000
                                         ===========      ===========        ===========        ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share........     $     23.21      $     29.03        $     24.82        $     41.47
                                         ===========      ===========        ===========        ===========
Total Cost of Investments...........     $35,228,402      $ 9,887,948        $ 6,993,856        $11,767,770
                                         ===========      ===========        ===========        ===========





                                               61                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)                October 31, 2008

--------------------------------------------------------------------------------

                                              RYDEX S&P        RYDEX S&P         RYDEX S&P         RYDEX S&P
                                           EQUAL WEIGHT     EQUAL WEIGHT      EQUAL WEIGHT      EQUAL WEIGHT
                                             ENERGY ETF   FINANCIALS ETF   HEALTH CARE ETF   INDUSTRIALS ETF
                                           ------------   --------------   ---------------   ---------------
ASSETS
Investments at Market Value.............    $ 5,957,354     $10,704,427      $ 48,527,120      $ 7,141,635
Receivables:
  Investments Sold......................             --          47,019                --               --
  Dividends.............................          2,823          18,612            31,943            7,037
                                            -----------     -----------      ------------      -----------
     TOTAL ASSETS.......................      5,960,177      10,770,058        48,559,063        7,148,672
                                            -----------     -----------      ------------      -----------
LIABILITIES
Payables:
  Investments Purchased.................             --          60,825                --               --
  Accrued Management Fees...............          2,626           3,868            22,461            2,863
                                            -----------     -----------      ------------      -----------
     TOTAL LIABILITIES..................          2,626          64,693            22,461            2,863
                                            -----------     -----------      ------------      -----------
NET ASSETS..............................    $ 5,957,551     $10,705,365      $ 48,536,602      $ 7,145,809
                                            ===========     ===========      ============      ===========
NET ASSETS CONSIST OF:
Paid-in Capital.........................    $ 9,533,229     $15,829,524      $ 63,574,028      $ 9,926,511
Undistributed Net Investment Income.....            937              --            10,963            1,505
Accumulated Net Realized Gain (Loss) on
  Investment Securities.................        (46,134)     (2,061,303)       (1,015,620)         (34,704)
Net Unrealized Depreciation on
  Investment Securities.................     (3,530,481)     (3,062,856)      (14,032,769)      (2,747,503)
                                            -----------     -----------      ------------      -----------
NET ASSETS..............................    $ 5,957,551     $10,705,365      $ 48,536,602      $ 7,145,809
                                            ===========     ===========      ============      ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value.............        150,005         500,000         1,150,000          200,000
                                            ===========     ===========      ============      ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share............    $     39.72     $     21.41      $      42.21      $     35.73
                                            ===========     ===========      ============      ===========
Total Cost of Investments...............    $ 9,487,835     $13,767,283      $ 62,559,889      $ 9,889,138
                                            ===========     ===========      ============      ===========






                                62


See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (concluded)                October 31, 2008

--------------------------------------------------------------------------------

                                                         RYDEX S&P        RYDEX S&P       RYDEX S&P
                                                      EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                     MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                     -------------   --------------   -------------
ASSETS
Investments at Market Value.......................    $ 5,151,543      $ 7,496,061     $ 4,126,103
Receivables:
  Investments Sold................................             --               --          19,679
  Dividends.......................................          5,359            3,063          13,891
                                                      -----------      -----------     -----------
     TOTAL ASSETS.................................      5,156,902        7,499,124       4,159,673
                                                      -----------      -----------     -----------
LIABILITIES
Payables:
  Investments Purchased...........................             --               --          39,420
  Accrued Management Fees.........................          1,895            4,011           2,502
                                                      -----------      -----------     -----------
     TOTAL LIABILITIES............................          1,895            4,011          41,922
                                                      -----------      -----------     -----------
NET ASSETS........................................    $ 5,155,007      $ 7,495,113     $ 4,117,751
                                                      ===========      ===========     ===========
NET ASSETS CONSIST OF:
Paid-in Capital...................................    $ 7,573,651      $14,742,169     $ 5,804,560
Undistributed Net Investment Income...............          5,332               --          17,521
Accumulated Net Realized Gain (Loss) on Investment
  Securities......................................       (260,588)        (711,136)        (75,404)
Net Unrealized Depreciation on Investment
  Securities......................................     (2,163,388)      (6,535,920)     (1,628,926)
                                                      -----------      -----------     -----------
NET ASSETS........................................    $ 5,155,007      $ 7,495,113     $ 4,117,751
                                                      ===========      ===========     ===========
Shares Outstanding (Unlimited Shares Authorized),
  No Par Value....................................        150,000          250,000         100,000
                                                      ===========      ===========     ===========
Net Asset Value, Offering Price and Repurchase
  Price Per Share.................................    $     34.37      $     29.98     $     41.18
                                                      ===========      ===========     ===========
Total Cost of Investments.........................    $ 7,314,931      $14,031,981     $ 5,755,029
                                                      ===========      ===========     ===========






                                               63                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                                      For the Year Ended
                                                                October 31, 2008

--------------------------------------------------------------------------------


                                            RYDEX S&P      RYDEX S&P        RYDEX S&P         RYDEX S&P
                                             500 PURE       500 PURE       MIDCAP 400        MIDCAP 400
                                            VALUE ETF     GROWTH ETF   PURE VALUE ETF   PURE GROWTH ETF
                                         ------------   ------------   --------------   ---------------
INVESTMENT INCOME
  Dividends............................  $  1,076,553   $    424,914     $   444,009      $     82,473
                                         ------------   ------------     -----------      ------------
EXPENSES
  Management Fee.......................        96,632        161,685          49,014            73,904
                                         ------------   ------------     -----------      ------------
Net Investment Income..................       979,921        263,229         394,995             8,569
                                         ------------   ------------     -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments..........................    (3,206,740)      (880,834)     (1,263,527)       (1,273,983)
  In-kind Redemptions..................      (792,946)       986,753        (171,083)        1,215,031
                                         ------------   ------------     -----------      ------------
     Net Realized Gain (Loss)..........    (3,999,686)       105,919      (1,434,610)          (58,952)
                                         ------------   ------------     -----------      ------------
Net Change in Unrealized
  Appreciation/Depreciation on:
  Investment Securities................   (12,417,041)   (19,825,715)     (6,410,678)      (10,136,135)
                                         ------------   ------------     -----------      ------------
Net Realized and Unrealized Loss on
  Investments..........................   (16,416,727)   (19,719,796)     (7,845,288)      (10,195,087)
                                         ------------   ------------     -----------      ------------
     NET (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.......  $(15,436,806)  $(19,456,567)    $(7,450,293)     $(10,186,518)
                                         ============   ============     ===========      ============






                                64


See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued)                          For the Year Ended
                                                                October 31, 2008

--------------------------------------------------------------------------------

                                         RYDEX S&P         RYDEX S&P     RYDEX S&P EQUAL   RYDEX S&P EQUAL
                                      SMALLCAP 600      SMALLCAP 600     WEIGHT CONSUMER   WEIGHT CONSUMER
                                    PURE VALUE ETF   PURE GROWTH ETF   DISCRETIONARY ETF       STAPLES ETF
                                    --------------   ---------------   -----------------   ---------------
INVESTMENT INCOME
  Dividends.......................   $    729,200      $    50,405        $   247,892        $   223,838
  Foreign Taxes Withheld..........           (904)              --                 --                 --
                                     ------------      -----------        -----------        -----------
     Total Income.................        728,296           50,405            247,892            223,838
                                     ------------      -----------        -----------        -----------
EXPENSES
  Management Fee..................         88,305           22,439             63,937             49,232
  Other Fees......................            247               --                 --                 --
                                     ------------      -----------        -----------        -----------
     Total Expenses...............         88,552           22,439             63,937             49,232
                                     ------------      -----------        -----------        -----------
Net Investment Income.............        639,744           27,966            183,955            174,606
                                     ------------      -----------        -----------        -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.....................     (4,430,566)        (274,420)        (1,554,884)          (161,705)
  In-kind Redemptions.............        607,023          573,585         (2,090,258)           203,178
                                     ------------      -----------        -----------        -----------
     Net Realized Gain (Loss).....     (3,823,543)         299,165         (3,645,142)            41,473
                                     ------------      -----------        -----------        -----------
Net Change in Unrealized
  Appreciation/Depreciation on:
  Investment Securities...........     (7,000,618)      (3,549,666)        (2,318,744)        (2,115,793)
                                     ------------      -----------        -----------        -----------
Net Realized and Unrealized Loss
  on Investments..................    (10,824,161)      (3,250,501)        (5,963,886)        (2,074,320)
                                     ------------      -----------        -----------        -----------
     NET (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS..   $(10,184,417)     $(3,222,535)       $(5,779,931)       $(1,899,714)
                                     ============      ===========        ===========        ===========





                                               65                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued)                          For the Year Ended
                                                                October 31, 2008

--------------------------------------------------------------------------------

                                            RYDEX S&P        RYDEX S&P        RYDEX S&P         RYDEX S&P
                                         EQUAL WEIGHT     EQUAL WEIGHT     EQUAL WEIGHT      EQUAL WEIGHT
                                           ENERGY ETF   FINANCIALS ETF   HEATH CARE ETF   INDUSTRIALS ETF
                                         ------------   --------------   --------------   ---------------
INVESTMENT INCOME
  Dividends............................   $   128,732     $   220,784     $    302,474      $   155,478
                                          -----------     -----------     ------------      -----------
EXPENSES
  Management Fee.......................        64,256          32,067          199,367           46,667
                                          -----------     -----------     ------------      -----------
Net Investment Income..................        64,476         188,717          103,107          108,811
                                          -----------     -----------     ------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments..........................       444,759      (2,058,581)      (1,176,641)         170,571
  In-kind Redemptions..................     1,490,700              --        1,440,772          870,771
                                          -----------     -----------     ------------      -----------
     Net Realized Gain (Loss)..........     1,935,459      (2,058,581)         264,131        1,041,342
                                          -----------     -----------     ------------      -----------
Net Change in Unrealized
  Appreciation/Depreciation on:
  Investment Securities................    (6,142,032)     (2,732,751)     (13,885,432)      (4,023,914)
                                          -----------     -----------     ------------      -----------
Net Realized and Unrealized Loss on
  Investments..........................    (4,206,573)     (4,791,332)     (13,621,301)      (2,982,572)
                                          -----------     -----------     ------------      -----------
     NET (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.......   $(4,142,097)    $(4,602,615)    $(13,518,194)     $(2,873,761)
                                          ===========     ===========     ============      ===========






                                66


See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (concluded)                          For the Year Ended
                                                                October 31, 2008

--------------------------------------------------------------------------------

                                                       RYDEX S&P        RYDEX S&P       RYDEX S&P
                                                    EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                   MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                   -------------   --------------   -------------
INVESTMENT INCOME
  Dividends......................................   $   186,097      $   123,222     $   214,696
                                                    -----------      -----------     -----------
EXPENSES
  Management Fee.................................        29,264           96,926          28,349
                                                    -----------      -----------     -----------
Net Investment Income............................       156,833           26,296         186,347
                                                    -----------      -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments....................................      (257,285)        (929,134)        (74,875)
  In-kind Redemptions............................       317,838         (405,169)       (351,808)
                                                    -----------      -----------     -----------
     Net Realized Gain (Loss)....................        60,553       (1,334,303)       (426,683)
                                                    -----------      -----------     -----------
Net Change in Unrealized
  Appreciation/Depreciation on:
  Investment Securities..........................    (2,701,829)      (7,030,476)     (2,110,863)
                                                    -----------      -----------     -----------
Net Realized and Unrealized Loss on Investments..    (2,641,276)      (8,364,779)     (2,537,546)
                                                    -----------      -----------     -----------
     NET (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS................................   $(2,484,443)     $(8,338,483)    $(2,351,199)
                                                    ===========      ===========     ===========






                                               67                 ANNUAL REPORT



See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                         RYDEX S&P 500 PURE VALUE ETF         RYDEX S&P 500 PURE GROWTH ETF
                                     -----------------------------------   -----------------------------------
                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                     OCTOBER 31, 2008   OCTOBER 31, 2007   OCTOBER 31, 2008   OCTOBER 31, 2007
                                     ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income............    $    979,921       $    782,512       $    263,229        $   287,779
  Net Realized Gain (Loss).........      (3,999,686)         1,498,971            105,919           (303,897)
  Net Change in Unrealized
     Appreciation/Depreciation on
     Investments...................     (12,417,041)        (1,243,457)       (19,825,715)         4,763,550
                                       ------------       ------------       ------------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................     (15,436,806)         1,038,026        (19,456,567)         4,747,432
                                       ------------       ------------       ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (996,902)          (763,947)          (259,562)          (279,098)
                                       ------------       ------------       ------------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold........       9,326,454         30,026,191         15,193,116         41,220,808
  Value of Shares Reinvested.......          21,040              6,721              1,902              1,567
  Value of Shares Repurchased......     (14,555,071)       (11,904,315)       (34,421,140)                --
                                       ------------       ------------       ------------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................      (5,207,577)        18,128,597        (19,226,122)        41,222,375
                                       ------------       ------------       ------------        -----------
     Increase (Decrease) in Net
       Assets......................     (21,641,285)        18,402,676        (38,942,251)        45,690,709
NET ASSETS--BEGINNING OF PERIOD....      39,634,865         21,232,189         63,340,037         17,649,328
                                       ------------       ------------       ------------        -----------
NET ASSETS--END OF PERIOD(1).......    $ 17,993,580       $ 39,634,865       $ 24,397,786        $63,340,037
                                       ============       ============       ============        ===========
(1) Including Undistributed Net
  Investment Income................    $     13,722       $     71,041       $     18,881        $    15,214
                                       ============       ============       ============        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold......................         350,000            850,000            400,000          1,100,000
  Shares Reinvested................             797                192                 56                 41
  Shares Repurchased...............        (500,000)          (350,000)        (1,000,000)                --
  Shares Outstanding, Beginning of
     Period........................       1,150,192            650,000          1,600,041            500,000
                                       ------------       ------------       ------------        -----------
  Shares Outstanding, End of
     Period........................       1,000,989          1,150,192          1,000,097          1,600,041
                                       ============       ============       ============        ===========






                                68


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                 RYDEX S&P MIDCAP 400 PURE GROWTH
                                         RYDEX S&P MIDCAP 400 PURE VALUE ETF                   ETF
                                         -----------------------------------   -----------------------------------
                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                         OCTOBER 31, 2008   OCTOBER 31, 2007   OCTOBER 31, 2008   OCTOBER 31, 2007
                                         ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income................    $    394,995       $    431,034       $      8,569       $    121,930
  Net Realized Gain (Loss).............      (1,434,610)         1,170,195            (58,952)         1,847,506
  Net Change in Unrealized
     Appreciation/Depreciation on
     Investments.......................      (6,410,678)        (1,114,000)       (10,136,135)         2,040,810
                                           ------------       ------------       ------------       ------------
  Net Increase (Decrease) in Net Assets
     Resulting From Operations.........      (7,450,293)           487,229        (10,186,518)         4,010,246
                                           ------------       ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................        (365,468)          (425,129)           (14,295)          (118,480)
  Capital..............................          (3,840)                --                 --                 --
  Net Realized Gains...................              --                 --                 --            (64,208)
                                           ------------       ------------       ------------       ------------
  Decrease in Net Assets From
     Distributions to Shareholders.....        (369,308)          (425,129)           (14,295)          (182,688)
                                           ------------       ------------       ------------       ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold............       2,929,138         20,533,730         31,994,754          8,630,176
  Value of Shares Reinvested...........           2,678              2,802                170                432
  Value of Shares Repurchased..........      (6,444,307)       (14,113,540)       (25,112,473)       (14,090,678)
                                           ------------       ------------       ------------       ------------
  Net Increase (Decrease) in Net Assets
     Resulting From Share
     Transactions......................      (3,512,491)         6,422,992          6,882,451         (5,460,070)
                                           ------------       ------------       ------------       ------------
     Increase (Decrease) in Net
       Assets..........................     (11,332,092)         6,485,092         (3,318,362)        (1,632,512)
NET ASSETS--BEGINNING OF PERIOD........      21,457,628         14,972,536         20,914,206         22,546,718
                                           ------------       ------------       ------------       ------------
NET ASSETS--END OF PERIOD(1)...........    $ 10,125,536       $ 21,457,628       $ 17,595,844       $ 20,914,206
                                           ============       ============       ============       ============
(1) Including Undistributed Net
  Investment Income....................    $         --       $      7,853       $         93       $      5,819
                                           ============       ============       ============       ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold..........................         100,000            550,000            600,000            150,000
  Shares Reinvested....................              90                 78                  3                  8
  Shares Repurchased...................        (200,000)          (400,000)          (500,000)          (250,000)
  Shares Outstanding, Beginning of
     Period............................         600,078            450,000            350,008            450,000
                                           ------------       ------------       ------------       ------------
  Shares Outstanding, End of Period....         500,168            600,078            450,011            350,008
                                           ============       ============       ============       ============





                                               69                 ANNUAL REPORT



See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                      RYDEX S&P SMALLCAP 600                RYDEX S&P SMALLCAP 600
                                                              PURE VALUE ETF                       PURE GROWTH ETF
                                         -----------------------------------   -----------------------------------
                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                         OCTOBER 31, 2008   OCTOBER 31, 2007   OCTOBER 31, 2008   OCTOBER 31, 2007
                                         ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income................    $    639,744        $   341,437        $    27,966        $       189
  Net Realized Gain (Loss).............      (3,823,543)          (164,386)           299,165            470,249
  Net Change in Unrealized
     Appreciation/Depreciation on
     Investments.......................      (7,000,618)        (2,989,872)        (3,549,666)           855,709
                                           ------------        -----------        -----------        -----------
  Net Decrease in Net Assets Resulting
     From Operations...................     (10,184,417)        (2,812,821)        (3,222,535)         1,326,147
                                           ------------        -----------        -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................        (581,573)          (304,472)           (27,774)            (4,792)
  Capital..............................              --             (9,172)                --                 --
                                           ------------        -----------        -----------        -----------
  Decrease in Net Assets From
     Distributions to Shareholders.....        (581,573)          (313,644)           (27,774)            (4,792)
                                           ------------        -----------        -----------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold............      18,998,419         21,411,904          3,530,251          4,219,106
  Value of Shares Reinvested...........             577                883                111                 44
  Value of Shares Repurchased..........      (5,132,560)        (1,879,073)        (4,251,773)        (2,131,084)
                                           ------------        -----------        -----------        -----------
  Net Increase (Decrease) in Net Assets
     Resulting From Share
     Transactions......................      13,866,436         19,533,714           (721,411)         2,088,066
                                           ------------        -----------        -----------        -----------
     Increase in Net Assets............       3,100,446         16,407,249         (3,971,720)         3,409,421
NET ASSETS--BEGINNING OF PERIOD........      22,426,344          6,019,095         11,229,106          7,819,685
                                           ------------        -----------        -----------        -----------
NET ASSETS--END OF PERIOD(1)...........    $ 25,526,790        $22,426,344        $ 7,257,386        $11,229,106
                                           ============        ===========        ===========        ===========
(1) Including Undistributed Net
  Investment Income....................    $     12,181        $        --        $       192        $        --
                                           ============        ===========        ===========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold..........................         650,000            500,000            100,000            100,000
  Shares Reinvested....................              18                 21                  3                  1
  Shares Repurchased...................        (150,000)           (50,000)          (100,000)           (50,000)
  Shares Outstanding, Beginning of
     Period............................         600,021            150,000            250,001            200,000
                                           ------------        -----------        -----------        -----------
  Shares Outstanding, End of Period....       1,100,039            600,021            250,004            250,001
                                           ============        ===========        ===========        ===========






                                70


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                             RYDEX S&P EQUAL WEIGHT CONSUMER        RYDEX S&P EQUAL WEIGHT CONSUMER
                                                           DISCRETIONARY ETF                            STAPLES ETF
                                        ------------------------------------   ------------------------------------
                                              YEAR ENDED        PERIOD ENDED         YEAR ENDED        PERIOD ENDED
                                        OCTOBER 31, 2008   OCTOBER 31, 2007*   OCTOBER 31, 2008   OCTOBER 31, 2007*
                                        ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income...............    $    183,955       $     256,800        $   174,606        $   173,946
  Net Realized Gain (Loss)............      (3,645,142)         (3,021,999)            41,473            (50,768)
  Net Change in Unrealized
     Appreciation/Depreciation on
     Investments......................      (2,318,744)           (954,292)        (2,115,793)           707,686
                                          ------------       -------------        -----------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations.......................      (5,779,931)         (3,719,491)        (1,899,714)           830,864
                                          ------------       -------------        -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............        (191,461)           (246,829)          (170,546)          (166,325)
                                          ------------       -------------        -----------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........      77,181,099         164,688,912          6,977,860          9,840,904
  Value of Shares Reinvested..........              --                  --                 --                 --
  Value of Shares Repurchased.........     (96,415,372)       (131,794,661)        (2,441,867)        (2,603,337)
                                          ------------       -------------        -----------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions.....................     (19,234,273)         32,894,251          4,535,993          7,237,567
                                          ------------       -------------        -----------        -----------
     Increase (Decrease) in Net
       Assets.........................     (25,205,665)         28,927,931          2,465,733          7,902,106
NET ASSETS--BEGINNING OF PERIOD.......      28,927,931                  --          7,902,106                 --
                                          ------------       -------------        -----------        -----------
NET ASSETS--END OF PERIOD(1)..........    $  3,722,266       $  28,927,931        $10,367,839        $ 7,902,106
                                          ============       =============        ===========        ===========
(1) Including Undistributed Net
  Investment Income...................    $      2,465       $       9,971        $    11,681        $     7,621
                                          ============       =============        ===========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................       2,050,000           3,550,000            150,000            200,000
  Shares Reinvested...................              --                  --                 --                 --
  Shares Repurchased..................      (2,550,000)         (2,900,000)           (50,000)           (50,000)
  Shares Outstanding, Beginning of
     Period...........................         650,000                  --            150,000                 --
                                          ------------       -------------        -----------        -----------
  Shares Outstanding, End of Period...         150,000             650,000            250,000            150,000
                                          ============       =============        ===========        ===========



* The Fund commenced operations on November 1, 2006.


                                               71                 ANNUAL REPORT



See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                  RYDEX S&P EQUAL WEIGHT FINANCIALS
                                           RYDEX S&P EQUAL WEIGHT ENERGY ETF                                    ETF
                                        ------------------------------------   ------------------------------------
                                              YEAR ENDED        PERIOD ENDED         YEAR ENDED        PERIOD ENDED
                                        OCTOBER 31, 2008   OCTOBER 31, 2007*   OCTOBER 31, 2008   OCTOBER 31, 2007*
                                        ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income...............     $    64,476        $    39,906         $   188,717        $    105,693
  Net Realized Gain (Loss)............       1,935,459            260,240          (2,058,581)            393,350
  Net Change in Unrealized
     Appreciation/Depreciation on
     Investments......................      (6,142,032)         2,611,551          (2,732,751)           (330,105)
                                           -----------        -----------         -----------        ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations.......................      (4,142,097)         2,911,697          (4,602,615)            168,938
                                           -----------        -----------         -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............         (63,539)           (42,062)           (161,215)            (98,785)
  Net Realized Gains..................        (269,337)                --                  --                  --
                                           -----------        -----------         -----------        ------------
  Decrease in Net Assets From
     Distributions to Shareholders....        (332,876)           (42,062)           (161,215)            (98,785)
                                           -----------        -----------         -----------        ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........       6,873,049          7,251,932           8,469,375          31,922,837
  Value of Shares Reinvested..........             343                 --                  --                  --
  Value of Shares Repurchased.........      (6,562,435)                --                  --         (24,993,170)
                                           -----------        -----------         -----------        ------------
  Net Increase in Net Assets Resulting
     From Share Transactions..........         310,957          7,251,932           8,469,375           6,929,667
                                           -----------        -----------         -----------        ------------
     Increase (Decrease) in Net
       Assets.........................      (4,164,016)        10,121,567           3,705,545           6,999,820
NET ASSETS--BEGINNING OF PERIOD.......      10,121,567                 --           6,999,820                  --
                                           -----------        -----------         -----------        ------------
NET ASSETS--END OF PERIOD(1)..........     $ 5,957,551        $10,121,567         $10,705,365        $  6,999,820
                                           ===========        ===========         ===========        ============
(1) Including Undistributed Net
  Investment Income...................     $       937        $        --         $        --        $         --
                                           ===========        ===========         ===========        ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................         100,000            150,000             350,000             650,000
  Shares Reinvested...................               5                 --                  --                  --
  Shares Repurchased..................        (100,000)                --                  --            (500,000)
  Shares Outstanding, Beginning of
     Period...........................         150,000                 --             150,000                  --
                                           -----------        -----------         -----------        ------------
  Shares Outstanding, End of Period...         150,005            150,000             500,000             150,000
                                           ===========        ===========         ===========        ============



* The Fund commenced operations on November 1, 2006.



                                72


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                         RYDEX S&P EQUAL WEIGHT HEALTH CARE     RYDEX S&P EQUAL WEIGHT INDUSTRIALS
                                                         ETF                                    ETF
                                        ------------------------------------   ------------------------------------
                                              YEAR ENDED        PERIOD ENDED         YEAR ENDED        PERIOD ENDED
                                        OCTOBER 31, 2008   OCTOBER 31, 2007*   OCTOBER 31, 2008   OCTOBER 31, 2007*
                                        ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income...............    $    103,107        $     39,168        $   108,811         $   84,478
  Net Realized Gain...................         264,131           1,090,098          1,041,342            253,601
  Net Change in Unrealized
     Appreciation/Depreciation on
     Investments......................     (13,885,432)           (147,337)        (4,023,914)         1,276,411
                                          ------------        ------------        -----------         ----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations.......................     (13,518,194)            981,929         (2,873,761)         1,614,490
                                          ------------        ------------        -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............         (94,309)            (37,003)          (106,813)           (81,906)
  Net Realized Gains..................              --                  --           (266,443)                --
                                          ------------        ------------        -----------         ----------
  Decrease in Net Assets From
     Distributions to Shareholders....        ( 94,309)            (37,003)          (373,256)           (81,906)
                                          ------------        ------------        -----------         ----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........      61,205,232          36,174,181          7,034,803          7,372,663
  Value of Shares Reinvested..........              --                  --                 --                 --
  Value of Shares Repurchased.........     (16,438,715)        (19,736,519)        (5,547,224)                --
                                          ------------        ------------        -----------         ----------
  Net Increase in Net Assets Resulting
     From Share Transactions..........      44,766,517          16,437,662          1,487,579          7,372,663
                                          ------------        ------------        -----------         ----------
     Increase (Decrease) in Net
       Assets.........................      31,154,014          17,382,588         (1,759,438)         8,905,247
NET ASSETS--BEGINNING OF PERIOD.......      17,382,588                  --          8,905,247                 --
                                          ------------        ------------        -----------         ----------
NET ASSETS--END OF PERIOD(1)..........    $ 48,536,602        $ 17,382,588        $ 7,145,809         $8,905,247
                                          ============        ============        ===========         ==========
(1) Including Undistributed Net
  Investment Income...................    $     10,963        $      2,165        $     1,505         $    1,947
                                          ============        ============        ===========         ==========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................       1,150,000             650,000            150,000            150,000
  Shares Reinvested...................              --                  --                 --                 --
  Shares Repurchased..................        (300,000)           (350,000)          (100,000)                --
  Shares Outstanding, Beginning of
     Period...........................         300,000                  --            150,000                 --
                                          ------------        ------------        -----------         ----------
  Shares Outstanding, End of Period...       1,150,000             300,000            200,000            150,000
                                          ============        ============        ===========         ==========



* The Fund commenced operations on November 1, 2006.


                                               73                 ANNUAL REPORT



See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                 RYDEX S&P EQUAL WEIGHT TECHNOLOGY
                                        RYDEX S&P EQUAL WEIGHT MATERIALS ETF                    ETF
                                        ------------------------------------   ------------------------------------
                                              YEAR ENDED        PERIOD ENDED         YEAR ENDED        PERIOD ENDED
                                        OCTOBER 31, 2008   OCTOBER 31, 2007*   OCTOBER 31, 2008   OCTOBER 31, 2007*
                                        ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income...............     $   156,833        $    128,347       $     26,296        $   (11,089)
  Net Realized Gain (Loss)............          60,553           1,084,454         (1,334,303)         1,406,629
  Net Change in Unrealized
     Appreciation/Depreciation on
     Investments......................      (2,701,829)            538,441         (7,030,476)           494,556
                                           -----------        ------------       ------------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations.......................      (2,484,443)          1,751,242         (8,338,483)         1,890,096
                                           -----------        ------------       ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............        (159,896)           (119,952)           (27,611)                --
                                           -----------        ------------       ------------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........       4,429,500          26,216,591         15,426,927         25,589,410
  Value of Shares Reinvested..........              --                  --                 --                 --
  Value of Shares Repurchased.........      (5,543,627)        (18,934,408)       (18,877,730)        (8,167,496)
                                           -----------        ------------       ------------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions.....................      (1,114,127)          7,282,183         (3,450,803)        17,421,914
                                           -----------        ------------       ------------        -----------
     Increase (Decrease) in Net
       Assets.........................      (3,758,466)          8,913,473        (11,816,897)        19,312,010
NET ASSETS--BEGINNING OF PERIOD.......       8,913,473                  --         19,312,010                 --
                                           -----------        ------------       ------------        -----------
NET ASSETS--END OF PERIOD(1)..........     $ 5,155,007        $  8,913,473       $  7,495,113        $19,312,010
                                           ===========        ============       ============        ===========
(1) Including Undistributed Net
  Investment Income...................     $     5,332        $      8,395       $         --        $        --
                                           ===========        ============       ============        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................         100,000             500,000            350,000            500,000
  Shares Reinvested...................              --                  --                 --                 --
  Shares Repurchased..................        (100,000)           (350,000)          (450,000)          (150,000)
  Shares Outstanding, Beginning of
     Period...........................         150,000                  --            350,000                 --
                                           -----------        ------------       ------------        -----------
  Shares Outstanding, End of Period...         150,000             150,000            250,000            350,000
                                           ===========        ============       ============        ===========



* The Fund commenced operations on March 1, 2006.



                                74


See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

--------------------------------------------------------------------------------

                                                         RYDEX S&P EQUAL WEIGHT UTILITIES ETF
                                                         ------------------------------------
                                                               YEAR ENDED        PERIOD ENDED
                                                         OCTOBER 31, 2008   OCTOBER 31, 2007*
                                                         ----------------   -----------------
OPERATIONS
  Net Investment Income................................       $   186,347         $   217,228
  Net Realized Gain (Loss).............................          (426,683)            661,560
  Net Change in Unrealized Appreciation/Depreciation on
     Investments.......................................        (2,110,863)            481,937
                                                              -----------         -----------
  Net Increase (Decrease) in Net Assets Resulting From
     Operations........................................        (2,351,199)          1,360,725
                                                              -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................................          (182,405)           (203,649)
                                                              -----------         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold............................         2,499,606          13,839,342
  Value of Shares Reinvested...........................                --                  --
  Value of Shares Repurchased..........................        (2,076,737)         (8,767,932)
                                                              -----------         -----------
  Net Increase in Net Assets Resulting From Share
     Transactions......................................           422,869           5,071,410
                                                              -----------         -----------
     Increase (Decrease) in Net Assets.................        (2,110,735)          6,228,486
NET ASSETS--BEGINNING OF PERIOD........................         6,228,486                  --
                                                              -----------         -----------
NET ASSETS--END OF PERIOD(1)...........................       $ 4,117,751         $ 6,228,486
                                                              ===========         ===========
(1) Including Undistributed Net Investment Income......       $    17,521         $    13,579
                                                              ===========         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold..........................................            50,000             250,000
  Shares Reinvested....................................                --                  --
  Shares Repurchased...................................           (50,000)           (150,000)
  Shares Outstanding, Beginning of Period..............           100,000                  --
                                                              -----------         -----------
  Shares Outstanding, End of Period....................           100,000             100,000
                                                              ===========         ===========



* The Fund commenced operations on November 1, 2006.



                                               75                 ANNUAL REPORT



See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                        RYDEX S&P 500 PURE VALUE ETF                 RYDEX S&P 500 PURE GROWTH ETF
                           -----------------------------------------------------  ----------------------------------
                                 YEAR ENDED        YEAR ENDED       PERIOD ENDED        YEAR ENDED        YEAR ENDED
                           OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*  OCTOBER 31, 2008  OCTOBER 31, 2007
                           ----------------  ----------------  -----------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....            $34.46            $32.66             $29.87            $39.59            $35.30
                                    -------           -------            -------           -------           -------
Net Investment Income**..              1.00              0.75               0.49              0.20              0.25
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........            (16.44)             1.80               2.58            (15.19)             4.26
                                    -------           -------            -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS.............            (15.44)             2.55               3.07            (14.99)             4.51
                                    -------           -------            -------           -------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....             (1.04)            (0.75)             (0.28)            (0.20)            (0.22)
                                    -------           -------            -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD.................            $17.98            $34.46             $32.66            $24.40            $39.59
                                    =======           =======            =======           =======           =======
TOTAL RETURN***..........            (45.76)%            7.79%             10.27%           (38.00)%           12.79%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............           $17,994           $39,635            $21,232           $24,398           $63,340
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................              0.35%             0.35%              0.35%****         0.35%             0.35%
Net Investment Income....              3.63%             2.15%              2.37%****         0.57%             0.66%
Portfolio Turnover
  Rate+..................                53%               26%                 4%               30%               24%
                             RYDEX S&P 500
                            PURE GROWTH ETF
                           -----------------
                                PERIOD ENDED
                           OCTOBER 31, 2006*
                           -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....             $34.42
                                     -------
Net Investment Income**..               0.11
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........               0.84
                                     -------
TOTAL FROM INVESTMENT
  OPERATIONS.............               0.95
                                     -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....              (0.07)
                                     -------
NET ASSET VALUE AT END OF
  PERIOD.................             $35.30
                                     =======
TOTAL RETURN***..........               2.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............            $17,649
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................               0.35%****
Net Investment Income....               0.48%****
Portfolio Turnover
  Rate+..................                  7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                                76


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                   RYDEX S&P MIDCAP 400 PURE GROWTH
                                    RYDEX S&P MIDCAP 400 PURE VALUE ETF                           ETF
                           -----------------------------------------------------  ----------------------------------
                                 YEAR ENDED        YEAR ENDED       PERIOD ENDED        YEAR ENDED        YEAR ENDED
                           OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*  OCTOBER 31, 2008  OCTOBER 31, 2007
                           ----------------  ----------------  -----------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....            $35.76            $33.27             $31.53            $59.75            $50.10
                                    -------           -------            -------           -------           -------
Net Investment Income**..              0.87              0.82               0.44              0.02              0.33
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........            (15.54)             2.48               1.60            (20.63)             9.73
                                    -------           -------            -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS.............            (14.67)             3.30               2.04            (20.61)            10.06
                                    -------           -------            -------           -------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....             (0.84)            (0.81)             (0.30)            (0.04)            (0.27)
Capital..................             (0.01)               --                 --                --                --
Net Realized Gain........                --                --                 --                --             (0.14)
                                    -------           -------            -------           -------           -------
Total Distributions......             (0.85)            (0.81)             (0.30)            (0.04)            (0.41)
                                    -------           -------            -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD.................            $20.24            $35.76             $33.27            $39.10            $59.75
                                    =======           =======            =======           =======           =======
TOTAL RETURN***..........            (41.75)%            9.94%              6.48%           (34.52)%           20.17%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............           $10,126           $21,458            $14,973           $17,596           $20,914
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................              0.35%             0.35%              0.35%****         0.35%             0.35%
Net Investment Income....              2.87%             2.28%              2.07%****         0.04%             0.60%
Portfolio Turnover
  Rate+..................                64%               46%                 4%               52%               53%
                            RYDEX S&P MIDCAP
                            400 PURE GROWTH
                                  ETF
                           -----------------
                                PERIOD ENDED
                           OCTOBER 31, 2006*
                           -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....             $52.62
                                     -------
Net Investment Income**..               0.02
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........              (2.53)
                                     -------
TOTAL FROM INVESTMENT
  OPERATIONS.............              (2.51)
                                     -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....              (0.01)
Capital..................                 --
Net Realized Gain........                 --
                                     -------
Total Distributions......              (0.01)
                                     -------
NET ASSET VALUE AT END OF
  PERIOD.................             $50.10
                                     =======
TOTAL RETURN***..........              (4.76)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............            $22,547
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................               0.35%****
Net Investment Income....               0.07%****
Portfolio Turnover
  Rate+..................                 14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                               77                 ANNUAL REPORT



See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                  RYDEX S&P SMALLCAP 600 PURE GROWTH
                                   RYDEX S&P SMALLCAP 600 PURE VALUE ETF                          ETF
                           -----------------------------------------------------  ----------------------------------
                                 YEAR ENDED        YEAR ENDED       PERIOD ENDED        YEAR ENDED        YEAR ENDED
                           OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*  OCTOBER 31, 2008  OCTOBER 31, 2007
                           ----------------  ----------------  -----------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....            $37.38            $40.13             $38.45            $44.92            $39.10
                                    -------           -------             ------            ------           -------
Net Investment Income**..              0.79              0.74               0.37              0.17                --
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........            (14.26)            (2.85)              1.62            (15.87)             5.84
                                    -------           -------             ------            ------           -------
TOTAL FROM INVESTMENT
  OPERATIONS.............            (13.47)            (2.11)              1.99            (15.70)             5.84
                                    -------           -------             ------            ------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....             (0.70)            (0.62)             (0.31)            (0.19)            (0.02)
Capital..................                --             (0.02)                --                --                --
                                    -------           -------             ------            ------           -------
Total Distributions......             (0.70)            (0.64)             (0.31)            (0.19)            (0.02)
                                    -------           -------             ------            ------           -------
NET ASSET VALUE AT END OF
  PERIOD.................            $23.21            $37.38             $40.13            $29.03            $44.92
                                    =======           =======             ======            ======           =======
TOTAL RETURN***..........            (36.48)%           (5.38)%             5.19%           (35.05)%           14.93%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............           $25,527           $22,426             $6,019            $7,257           $11,229
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................              0.35%             0.35%              0.35%****         0.35%             0.35%
Net Investment Income....              2.57%             1.78%              1.46%****         0.44%             0.00%
Portfolio Turnover
  Rate+..................                50%               37%                 7%               63%               51%
                               RYDEX S&P
                           SMALLCAP 600 PURE
                               GROWTH ETF
                           -----------------
                                PERIOD ENDED
                           OCTOBER 31, 2006*
                           -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....             $39.31
                                      ------
Net Investment Income**..              (0.01)
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........              (0.20)
                                      ------
TOTAL FROM INVESTMENT
  OPERATIONS.............              (0.21)
                                      ------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....                 --
Capital..................                 --
                                      ------
Total Distributions......                 --
                                      ------
NET ASSET VALUE AT END OF
  PERIOD.................             $39.10
                                      ======
TOTAL RETURN***..........              (0.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............             $7,820
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................               0.35%****
Net Investment Income....              (0.04)%****
Portfolio Turnover
  Rate+..................                 14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                                78


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                        RYDEX S&P EQUAL WEIGHT CONSUMER     RYDEX S&P EQUAL WEIGHT CONSUMER
                                                      DISCRETIONARY ETF                         STAPLES ETF
                                      ---------------------------------   ---------------------------------
                                           YEAR ENDED      PERIOD ENDED        YEAR ENDED      PERIOD ENDED
                                          OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                 2008             2007*              2008             2007*
                                      ---------------   ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................           $44.50            $44.98            $52.68            $48.16
                                               ------           -------           -------            ------
Net Investment Income**.............             0.53              0.32              0.88              1.16
Net Realized and Unrealized Gain
  (Loss) on Investments.............           (19.59)            (0.49)           (11.22)             4.32
                                               ------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....           (19.06)            (0.17)           (10.34)             5.48
                                               ------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............            (0.62)            (0.31)            (0.87)            (0.96)
                                               ------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....           $24.82            $44.50            $41.47            $52.68
                                               ======           =======           =======            ======
TOTAL RETURN***.....................           (43.27)%           (0.40)%          (19.87)%           11.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................           $3,722           $28,928           $10,368            $7,902
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................             0.50%             0.50%****         0.50%             0.50%****
Net Investment Income...............             1.44%             0.67%****         1.78%             2.29%****
Portfolio Turnover Rate+............               29%               28%               25%               19%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                               79                 ANNUAL REPORT



See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                          RYDEX S&P EQUAL WEIGHT FINANCIALS
                                      RYDEX S&P EQUAL WEIGHT ENERGY ETF                  ETF
                                      ---------------------------------   ---------------------------------
                                           YEAR ENDED      PERIOD ENDED        YEAR ENDED      PERIOD ENDED
                                          OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                 2008             2007*              2008             2007*
                                      ---------------   ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................           $67.48            $48.35            $46.67            $48.57
                                               ------           -------           -------            ------
Net Investment Income**.............             0.33              0.27              1.02              0.92
Net Realized and Unrealized Gain
  (Loss) on Investments.............           (25.94)            19.14            (25.40)            (1.95)
                                               ------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....           (25.61)            19.41            (24.38)            (1.03)
                                               ------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............            (0.35)            (0.28)            (0.88)            (0.87)
Net Realized Gains..................            (1.80)               --                --                --
                                               ------           -------           -------            ------
Total Distributions.................            (2.15)            (0.28)            (0.88)            (0.87)
                                               ------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....           $39.72            $67.48            $21.41            $46.67
                                               ======           =======           =======            ======
TOTAL RETURN***.....................           (39.28)%           40.28%           (52.88)%           (2.23)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................           $5,958           $10,122           $10,705            $7,000
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................             0.50%             0.50%****         0.50%             0.50%****
Net Investment Income...............             0.50%             0.47%****         3.09%             1.84%****
Portfolio Turnover Rate+............               38%               34%               51%               31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                                80


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                     RYDEX S&P EQUAL WEIGHT HEALTH CARE     RYDEX S&P EQUAL WEIGHT INDUSTRIALS
                                                     ETF                                    ETF
                                    ------------------------------------   ------------------------------------
                                         YEAR ENDED         PERIOD ENDED        YEAR ENDED         PERIOD ENDED
                                        OCTOBER 31,          OCTOBER 31,       OCTOBER 31,          OCTOBER 31,
                                               2008                2007*              2008                2007*
                                    ---------------      ---------------   ---------------      ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD..........................           $57.94               $49.46            $59.37               $49.15
                                            -------              -------            ------               ------
Net Investment Income**...........             0.14                 0.11              0.61                 0.56
Net Realized and Unrealized Gain
  (Loss) on Investments...........           (15.74)                8.48            (21.82)               10.21
                                            -------              -------            ------               ------
TOTAL FROM INVESTMENT OPERATIONS..           (15.60)                8.59            (21.21)               10.77
                                            -------              -------            ------               ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income.............            (0.13)               (0.11)            (0.65)               (0.55)
Net Realized Gains................               --                   --             (1.78)                  --
                                            -------              -------            ------               ------
Total Distributions...............            (0.13)               (0.11)            (2.43)               (0.55)
                                            -------              -------            ------               ------
NET ASSET VALUE AT END OF PERIOD..           $42.21               $57.94            $35.73               $59.37
                                            =======              =======            ======               ======
TOTAL RETURN***...................           (26.98)%              17.37%           (37.12)%              22.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)........................          $48,537              $17,383            $7,146               $8,905
RATIO TO AVERAGE NET ASSETS OF:
Expenses..........................             0.50%                0.50%****         0.50%                0.50%****
Net Investment Income.............             0.26%                0.20%****         1.17%                1.02%****
Portfolio Turnover Rate+..........               26%                  55%               30%                  36%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                               81                 ANNUAL REPORT



See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                       RYDEX S&P EQUAL WEIGHT MATERIALS   RYDEX S&P EQUAL WEIGHT TECHNOLOGY
                                                     ETF                                 ETF
                                      ---------------------------------   ---------------------------------
                                           YEAR ENDED      PERIOD ENDED        YEAR ENDED      PERIOD ENDED
                                          OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                 2008             2007*              2008             2007*
                                      ---------------   ---------------       -----------   ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................           $59.42            $48.43            $55.18            $47.80
                                               ------            ------            ------           -------
Net Investment Income**.............             1.40              0.85              0.06             (0.05)
Net Realized and Unrealized Gain
  (Loss) on Investments.............           (25.11)            10.74            (25.19)             7.43
                                               ------            ------            ------           -------
TOTAL FROM INVESTMENT OPERATIONS....           (23.71)            11.59            (25.13)             7.38
                                               ------            ------            ------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............            (1.34)            (0.60)            (0.07)               --
                                               ------            ------            ------           -------
NET ASSET VALUE AT END OF PERIOD....           $34.37            $59.42            $29.98            $55.18
                                               ======            ======            ======           =======
TOTAL RETURN***.....................           (40.67)%           24.02%           (45.58)%           15.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................           $5,155            $8,913            $7,495           $19,312
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................             0.50%             0.50%****         0.50%             0.50%****
Net Investment Income...............             2.69%             1.53%****         0.14%            (0.10)%****
Portfolio Turnover Rate+............               34%               31%               36%               60%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                                82


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (concluded)

--------------------------------------------------------------------------------

                                                           RYDEX S&P EQUAL WEIGHT UTILITIES
                                                                                        ETF
                                                          ---------------------------------
                                                               YEAR ENDED      PERIOD ENDED
                                                              OCTOBER 31,       OCTOBER 31,
                                                                     2008             2007*
                                                          ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................           $62.28            $54.91
                                                                   ------            ------
Net Investment Income**.................................             1.81              1.55
Net Realized and Unrealized Gain (Loss) on Investments..           (21.09)             7.38
                                                                   ------            ------
TOTAL FROM INVESTMENT OPERATIONS........................           (19.28)             8.93
                                                                   ------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................            (1.82)            (1.56)
                                                                   ------            ------
NET ASSET VALUE AT END OF PERIOD........................           $41.18            $62.28
                                                                   ======            ======
TOTAL RETURN***.........................................           (31.63)%           16.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............           $4,118            $6,228
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................             0.50%             0.50%****
Net Investment Income...................................             3.30%             2.59%****
Portfolio Turnover Rate+................................               25%               20%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                                               83                 ANNUAL REPORT



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                                   October 31, 2008

--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2008, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust, (each a "Fund" and collectively, the "Funds"). The financial statement herein relate to the following Funds: Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF. Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006. Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF commenced operations on November 1, 2006.

The Funds' investment objective is to provide investment results that correspond generally to the performance, before fees and expenses, of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P 500 Pure Value ETF tracks the S&P 500/Citigroup Pure Value Index, the Rydex S&P 500 Pure Growth ETF tracks the S&P 500/Citigroup Pure Growth Index, the Rydex S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400/Citigroup Pure Value Index, the Rydex S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400/Citigroup Pure Growth Index, the Rydex S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600/Citigroup Pure Value Index, the Rydex S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600/Citigroup Pure Growth Index, Rydex S&P Equal Weight Consumer Discretionary ETF tracks the S&P Equal Weight Index Consumer Discretionary, the Rydex S&P Equal Weight Consumer Staples ETF tracks the S&P Equal Weight Index Consumer Staples, the Rydex S&P Equal Weight Energy ETF tracks the S&P Equal Weight Index Energy, the Rydex S&P Equal Weight Financials ETF tracks the S&P Equal Weight Index Financials, the Rydex S&P Equal Weight Health Care ETF tracks the S&P Equal Weight Index Health Care, the Rydex S&P Equal Weight Industrials ETF tracks the S&P Equal Weight Index Industrials, the Rydex S&P Equal Weight Materials ETF tracks the S&P Equal Weight Index Materials, the Rydex S&P Equal Weight Technology ETF tracks the S&P Equal Weight Index Information Technology and the Rydex S&P Equal Weight Utilities ETF tracks the S&P Equal Weight Index Telecommunication Services & Utilities. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their Net Asset Value ("NAV").

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Rydex Investments, which acts as the Funds' investment advisor (the "Advisor"), in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

--------------------------------------------------------------------------------

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds' net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. For the year ended October 31, 2008, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years for purposes of complying with FIN 48, and has concluded that no provision for income tax was required in the Funds' financial statements.

The Funds file U.S. federal income tax returns and returns in various foreign jurisdictions in which they invest. While the statute of limitations remains open to examine the Funds' U.S. federal income tax returns filed for the fiscal years 2006 and 2007, no examinations are in progress or anticipated at this time.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization, in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

In order to present paid-in-capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or net asset value per share. The most significant of these adjustments are for tax equalization and net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the year ended October 31, 2008 are disclosed in each Fund's Statement of Operations. For the year ended October 31, 2008, the adjustments for the Funds were as follows:



                                               85                 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                      UNDISTRIBUTED    ACCUMULATED
                                                           PAID-IN   NET INVESTMENT   NET REALIZED
                                                           CAPITAL    INCOME (LOSS)    GAIN (LOSS)
                                                       -----------   --------------   ------------
Rydex S&P 500 Pure Value ETF.........................  $(1,001,555)     $(40,338)      $ 1,041,893
Rydex S&P 500 Pure Growth ETF........................      521,025            --          (521,025)
Rydex S&P MidCap 400 Pure Value ETF..................     (305,185)      (37,380)          342,565
Rydex S&P MidCap 400 Pure Growth ETF.................      964,762            --          (964,762)
Rydex S&P SmallCap 600 Pure Value ETF................      600,691       (45,990)         (554,701)
Rydex S&P SmallCap 600 Pure Growth ETF...............      528,344            --          (528,344)
Rydex S&P Equal Weight Consumer Discretionary ETF....   (2,355,678)           --         2,355,678
Rydex S&P Equal Weight Consumer Staples ETF..........      192,766            --          (192,766)
Rydex S&P Equal Weight Energy ETF....................    1,970,340            --        (1,970,340)
Rydex S&P Equal Weight Financials ETF................         (947)      (27,502)           28,449
Rydex S&P Equal Weight Health Care ETF...............    1,259,539            --        (1,259,539)
Rydex S&P Equal Weight Industrials ETF...............    1,066,269        (2,440)       (1,063,829)
Rydex S&P Equal Weight Materials ETF.................      308,663            --          (308,663)
Rydex S&P Equal Weight Technology ETF................     (648,467)        1,315           647,152
Rydex S&P Equal Weight Utilities ETF.................     (353,465)           --           353,465


For the year ended October 31, 2008, there were no significant differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of investments other than tax deferral of losses on wash sales and the cumulative return of capital payments on REITs.

At October 31, 2008, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                              2014      2015        2016
                                                            -------   --------   ----------
Rydex S&P 500 Pure Value ETF..............................  $    --   $     --   $2,798,860
Rydex S&P 500 Pure Growth ETF.............................   28,988    142,389      524,165
Rydex S&P MidCap 400 Pure Value ETF.......................   94,708     13,767      936,294
Rydex S&P MidCap 400 Pure Growth ETF......................       --         --      645,507
Rydex S&P SmallCap 600 Pure Value ETF.....................   16,654    170,782    3,946,225
Rydex S&P SmallCap 600 Pure Growth ETF....................       --         --      127,914
Rydex S&P Equal Weight Consumer Discretionary ETF.........       --         --    1,277,332
Rydex S&P Equal Weight Consumer Staples ETF...............       --     54,862      152,812
Rydex S&P Equal Weight Energy ETF.........................       --         --           --
Rydex S&P Equal Weight Financials ETF.....................       --         --    1,811,004
Rydex S&P Equal Weight Health Care ETF....................       --         --      951,005
Rydex S&P Equal Weight Industrials ETF....................       --         --           --
Rydex S&P Equal Weight Materials ETF......................       --         --      176,420
Rydex S&P Equal Weight Technology ETF.....................       --         --      637,647
Rydex S&P Equal Weight Utilities ETF......................       --         --       60,408


The Funds did not utilize any capital loss carryforwards during the year ended October 31, 2008.

The tax character of distributable earnings (accumulated losses) at October 31, 2008 were as follows:

                                                                 UNDISTRIBUTED                    UNREALIZED
                                                  UNDISTRIBUTED      LONG TERM  CAPITAL LOSS   APPRECIATION/
                                                ORDINARY INCOME   CAPITAL GAIN  CARRYFORWARD  (DEPRECIATION)
                                                ---------------  -------------  ------------  --------------
Rydex S&P 500 Pure Value ETF.................       $13,722         $     --     $(2,798,860)  $(12,819,547)
Rydex S&P 500 Pure Growth ETF................        18,881               --        (695,542)   (14,570,918)
Rydex S&P MidCap 400 Pure Value ETF..........            --               --      (1,044,769)    (7,047,106)
Rydex S&P MidCap 400 Pure Growth ETF.........            93               --        (645,507)    (9,490,805)
Rydex S&P SmallCap 600 Pure Value ETF........        12,181               --      (4,133,661)   (10,188,664)
Rydex S&P SmallCap 600 Pure Growth ETF.......           192               --        (127,914)    (2,793,743)
Rydex S&P Equal Weight Consumer Discretionary
  ETF........................................         2,465               --      (1,277,332)    (3,288,024)
Rydex S&P Equal Weight Consumer Staples ETF..        11,681               --        (207,674)    (1,432,261)
Rydex S&P Equal Weight Energy ETF............           937               --              --     (3,576,615)
Rydex S&P Equal Weight Financials ETF........            --               --      (1,811,004)    (3,313,155)
Rydex S&P Equal Weight Health Care ETF.......        10,963               --        (951,005)   (14,097,384)
Rydex S&P Equal Weight Industrials ETF.......         1,505               --              --     (2,782,207)
Rydex S&P Equal Weight Materials ETF.........         5,332               --        (176,420)    (2,247,556)
Rydex S&P Equal Weight Technology ETF........            --               --        (637,647)    (6,609,409)
Rydex S&P Equal Weight Utilities ETF.........        17,521               --         (60,408)    (1,643,922)

--------------------------------------------------------------------------------

The tax character of distributions paid during 2008 were as follows:

                                                           ORDINARY      LONG-TERM   RETURN ON
                                                             INCOME   CAPITAL GAIN     CAPITAL
                                                           --------   ------------   ---------
Rydex S&P 500 Pure Value ETF.............................  $996,902        $--         $   --
Rydex S&P 500 Pure Growth ETF............................   259,562         --             --
Rydex S&P MidCap 400 Pure Value ETF......................   365,468         --          3,840
Rydex S&P MidCap 400 Pure Growth ETF.....................    14,295         --             --
Rydex S&P SmallCap 600 Pure Value ETF....................   581,573         --             --
Rydex S&P SmallCap 600 Pure Growth ETF...................    27,774         --             --
Rydex S&P Equal Weight Consumer Discretionary ETF........   191,461         --             --
Rydex S&P Equal Weight Consumer Staples ETF..............   170,546         --             --
Rydex S&P Equal Weight Energy ETF........................   332,876         --             --
Rydex S&P Equal Weight Financials ETF....................   161,215         --             --
Rydex S&P Equal Weight Health Care ETF...................    94,309         --             --
Rydex S&P Equal Weight Industrials ETF...................   373,256         --             --
Rydex S&P Equal Weight Materials ETF.....................   159,896         --             --
Rydex S&P Equal Weight Technology ETF....................    27,611         --             --
Rydex S&P Equal Weight Utilities ETF.....................   182,405         --             --


The tax character of distributions paid during 2007 were as follows:

                                                                 ORDINARY      LONG-TERM
                                                                   INCOME   CAPITAL GAIN
                                                                 --------   ------------
Rydex S&P 500 Pure Value ETF...................................  $763,947     $     --
Rydex S&P 500 Pure Growth ETF..................................   279,098           --
Rydex S&P MidCap 400 Pure Value ETF............................   425,129           --
Rydex S&P MidCap 400 Pure Growth ETF...........................   182,688           --
Rydex S&P SmallCap 600 Pure Value ETF..........................   304,472           --
Rydex S&P SmallCap 600 Pure Growth ETF.........................     4,792           --
Rydex S&P Equal Weight Consumer Discretionary ETF..............   246,829           --
Rydex S&P Equal Weight Consumer Staples ETF....................   166,325           --
Rydex S&P Equal Weight Energy ETF..............................    42,062           --
Rydex S&P Equal Weight Financials ETF..........................    98,785           --
Rydex S&P Equal Weight Health Care ETF.........................    37,003           --
Rydex S&P Equal Weight Industrials ETF.........................    81,906           --
Rydex S&P Equal Weight Materials ETF...........................   119,952           --
Rydex S&P Equal Weight Technology ETF..........................        --           --
Rydex S&P Equal Weight Utilities ETF...........................   203,649           --


E. FAIR VALUE MEASUREMENT

The Funds adopted Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification an acceptable fair valuation methods and applications.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

     Level 1 -- quoted prices in active markets for identical securities.
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


                                               87                 ANNUAL REPORT

--------------------------------------------------------------------------------

The following table summarizes the inputs used to value the Funds' net assets as of October 31, 2008:

                                                    LEVEL 1                     LEVEL 2                     LEVEL 3
                                       LEVEL 1        OTHER        LEVEL 2        OTHER        LEVEL 3        OTHER
                                   INVESTMENTS    FINANCIAL    INVESTMENTS    FINANCIAL    INVESTMENTS    FINANCIAL
FUND                             IN SECURITIES  INSTRUMENTS  IN SECURITIES  INSTRUMENTS  IN SECURITIES  INSTRUMENTS        TOTAL
----                             -------------  -----------  -------------  -----------  -------------  -----------  -----------
ASSETS
Rydex S&P 500 Pure Value ETF...   $17,947,704     $     --      $     --      $     --      $     --      $     --   $17,947,704
Rydex S&P 500 Pure Growth ETF..    24,386,597           --            --            --            --            --    24,386,597
Rydex S&P MidCap 400 Pure Value
  ETF..........................    10,126,250           --            --            --            --            --    10,126,250
Rydex S&P MidCap 400 Pure
  Growth ETF...................    17,585,216           --            --            --            --            --    17,585,216
Rydex S&P SmallCap 600 Pure
  Value ETF....................    25,507,194           --            --            --            --            --    25,507,194
Rydex S&P SmallCap 600 Pure
  Growth ETF...................     7,247,602           --            --            --            --            --     7,247,602
Rydex S&P Equal Weight Consumer
  Discretionary ETF............     3,720,820           --            --            --            --            --     3,720,820
Rydex S&P Equal Weight Consumer
  Staples ETF..................    10,359,663           --            --            --            --            --    10,359,663
Rydex S&P Equal Weight Energy
  ETF..........................     5,957,354           --            --            --            --            --     5,957,354
Rydex S&P Equal Weight
  Financials ETF...............    10,704,427           --            --            --            --            --    10,704,427
Rydex S&P Equal Weight Health
  Care ETF.....................    48,527,120           --            --            --            --            --    48,527,120
Rydex S&P Equal Weight
  Industrials ETF..............     7,141,635           --            --            --            --            --     7,141,635
Rydex S&P Equal Weight
  Materials ETF................     5,151,543           --            --            --            --            --     5,151,543
Rydex S&P Equal Weight
  Technology ETF...............     7,496,061           --            --            --            --            --     7,496,061
Rydex S&P Equal Weight
  Utilities ETF................     4,126,103           --            --            --            --            --     4,126,103
LIABILITIES
Rydex S&P 500 Pure Value ETF...            --           --            --            --            --            --            --
Rydex S&P 500 Pure Growth ETF..            --           --            --            --            --            --            --
Rydex S&P MidCap 400 Pure Value
  ETF..........................            --           --            --            --            --            --            --
Rydex S&P MidCap 400 Pure
  Growth ETF...................            --           --            --            --            --            --            --
Rydex S&P SmallCap 600 Pure
  Value ETF....................            --           --            --            --            --            --            --
Rydex S&P SmallCap 600 Pure
  Growth ETF...................            --           --            --            --            --            --            --
Rydex S&P Equal Weight Consumer
  Discretionary ETF............            --           --            --            --            --            --            --
Rydex S&P Equal Weight Consumer
  Staples ETF..................            --           --            --            --            --            --            --
Rydex S&P Equal Weight Energy
  ETF..........................            --           --            --            --            --            --            --
Rydex S&P Equal Weight
  Financials ETF...............            --           --            --            --            --            --            --
Rydex S&P Equal Weight Health
  Care ETF.....................            --           --            --            --            --            --            --
Rydex S&P Equal Weight
  Industrials ETF..............            --           --            --            --            --            --            --
Rydex S&P Equal Weight
  Materials ETF................            --           --            --            --            --            --            --
Rydex S&P Equal Weight
  Technology ETF...............            --           --            --            --            --            --            --
Rydex S&P Equal Weight
  Utilities ETF................            --           --            --            --            --            --            --


F. DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income and distribute from net realized capital gains at least annually.

G. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in future financial statements. The Rydex S&P Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

H. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of each Fund's to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate shown below of the average daily net assets of the Funds.

--------------------------------------------------------------------------------

                                                                       ADVISORY FEE
                                                                       ------------
Rydex S&P 500 Pure Value ETF.........................................      0.35%
Rydex S&P 500 Pure Growth ETF........................................      0.35%
Rydex S&P MidCap 400 Pure Value ETF..................................      0.35%
Rydex S&P MidCap 400 Pure Growth ETF.................................      0.35%
Rydex S&P SmallCap 600 Pure Value ETF................................      0.35%
Rydex S&P SmallCap 600 Pure Growth ETF...............................      0.35%
Rydex S&P Equal Weight Consumer Discretionary ETF....................      0.50%
Rydex S&P Equal Weight Consumer Staples ETF..........................      0.50%
Rydex S&P Equal Weight Energy ETF....................................      0.50%
Rydex S&P Equal Weight Financials ETF................................      0.50%
Rydex S&P Equal Weight Health Care ETF...............................      0.50%
Rydex S&P Equal Weight Industrials ETF...............................      0.50%
Rydex S&P Equal Weight Materials ETF.................................      0.50%
Rydex S&P Equal Weight Technology ETF................................      0.50%
Rydex S&P Equal Weight Utilities ETF.................................      0.50%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At October 31, 2008, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

                                                                             MINIMUM
                                                                     TRANSACTION FEE
                                                                     ---------------
Rydex S&P 500 Pure Value ETF.......................................       $1,000
Rydex S&P 500 Pure Growth ETF......................................        1,000
Rydex S&P MidCap 400 Pure Value ETF................................          750
Rydex S&P MidCap 400 Pure Growth ETF...............................          750
Rydex S&P SmallCap 600 Pure Value ETF..............................        1,000
Rydex S&P SmallCap 600 Pure Growth ETF.............................        1,000
Rydex S&P Equal Weight Consumer Discretionary ETF..................          750
Rydex S&P Equal Weight Consumer Staples ETF........................          500
Rydex S&P Equal Weight Energy ETF..................................          500
Rydex S&P Equal Weight Financials ETF..............................          750
Rydex S&P Equal Weight Health Care ETF.............................          500
Rydex S&P Equal Weight Industrials ETF.............................          500
Rydex S&P Equal Weight Materials ETF...............................          500
Rydex S&P Equal Weight Technology ETF..............................          750
Rydex S&P Equal Weight Utilities ETF...............................          500




                                               89                 ANNUAL REPORT

--------------------------------------------------------------------------------

5.  INVESTMENT TRANSACTIONS

For the year ended October 31, 2008 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                               SUBSCRIPTIONS   REDEMPTIONS
                                                               -------------   -----------
Rydex S&P 500 Pure Value ETF.................................   $ 9,292,276    $14,411,568
Rydex S&P 500 Pure Growth ETF................................    15,115,309     34,269,664
Rydex S&P MidCap 400 Pure Value ETF..........................     2,924,913      6,303,437
Rydex S&P MidCap 400 Pure Growth ETF.........................    31,956,825     25,069,207
Rydex S&P SmallCap 600 Pure Value ETF........................    18,820,070      5,113,009
Rydex S&P SmallCap 600 Pure Growth ETF.......................     3,513,297      4,254,691
Rydex S&P Equal Weight Consumer Discretionary ETF............    77,058,727     96,304,982
Rydex S&P Equal Weight Consumer Staples ETF..................     6,962,914      2,432,602
Rydex S&P Equal Weight Energy ETF............................     6,874,552      6,560,402
Rydex S&P Equal Weight Financials ETF........................     8,445,313             --
Rydex S&P Equal Weight Health Care ETF.......................    61,094,105     16,309,360
Rydex S&P Equal Weight Industrials ETF.......................     7,018,597      5,533,450
Rydex S&P Equal Weight Materials ETF.........................     4,426,873      5,539,678
Rydex S&P Equal Weight Technology ETF........................    15,430,437     18,879,668
Rydex S&P Equal Weight Utilities ETF.........................     2,496,243      2,071,848


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                  PURCHASES         SALES
                                                                -----------   -----------
Rydex S&P 500 Pure Value ETF..................................  $19,418,873   $13,922,391
Rydex S&P 500 Pure Growth ETF.................................   12,696,003    15,719,211
Rydex S&P MidCap 400 Pure Value ETF...........................    8,554,269     8,444,582
Rydex S&P MidCap 400 Pure Growth ETF..........................   11,244,201    10,018,714
Rydex S&P SmallCap 600 Pure Value ETF.........................   12,151,918    12,104,211
Rydex S&P SmallCap 600 Pure Growth ETF........................    4,162,950     3,888,267
Rydex S&P Equal Weight Consumer Discretionary ETF.............    3,963,587     3,519,206
Rydex S&P Equal Weight Consumer Staples ETF...................    1,593,497     1,692,133
Rydex S&P Equal Weight Energy ETF.............................    4,100,756     4,754,584
Rydex S&P Equal Weight Financials ETF.........................    1,965,583     1,793,667
Rydex S&P Equal Weight Health Care ETF........................    8,331,437     8,519,884
Rydex S&P Equal Weight Industrials ETF........................    2,236,670     2,576,680
Rydex S&P Equal Weight Materials ETF..........................    1,510,272     1,553,809
Rydex S&P Equal Weight Technology ETF.........................    5,793,278     5,474,232
Rydex S&P Equal Weight Utilities ETF..........................      936,490     1,042,672


There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2008.

At October 31, 2008, the identified cost of investments in securities owned by each fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                       GROSS         GROSS  NET UNREALIZED
                                                    IDENTIFIED    UNREALIZED    UNREALIZED   APPRECIATION/
                                                          COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                                   -----------  ------------  ------------  --------------
Rydex S&P 500 Pure Value ETF....................   $30,767,251   $   64,221   $(12,883,768)  $(12,819,547)
Rydex S&P 500 Pure Growth ETF...................    38,957,515      554,612    (15,125,530)   (14,570,918)
Rydex S&P MidCap 400 Pure Value ETF.............    17,173,356       66,585     (7,113,691)    (7,047,106)
Rydex S&P MidCap 400 Pure Growth ETF............    27,076,022           --     (9,490,805)    (9,490,805)
Rydex S&P SmallCap 600 Pure Value ETF...........    35,695,858    1,610,944    (11,799,607)   (10,188,664)
Rydex S&P SmallCap 600 Pure Growth ETF..........    10,041,345      147,023     (2,940,766)    (2,793,743)
Rydex S&P Equal Weight Consumer Discretionary
  ETF...........................................     7,008,844        8,507     (3,296,530)    (3,288,024)
Rydex S&P Equal Weight Consumer Staples ETF.....    11,791,924           --     (1,432,261)    (1,432,261)
Rydex S&P Equal Weight Energy ETF...............     9,533,969       37,500     (3,614,115)    (3,576,615)
Rydex S&P Equal Weight Financials ETF...........    14,017,582      319,324     (3,632,479)    (3,313,155)
Rydex S&P Equal Weight Health Care ETF..........    62,624,504      562,045    (14,659,429)   (14,097,384)
Rydex S&P Equal Weight Industrials ETF..........     9,923,842       82,029     (2,864,236)    (2,782,207)
Rydex S&P Equal Weight Materials ETF............     7,399,099       47,902     (2,295,458)    (2,247,556)
Rydex S&P Equal Weight Technology ETF...........    14,105,470           --     (6,609,409)    (6,609,409)
Rydex S&P Equal Weight Utilities ETF............     5,770,026           --     (1,643,922)    (1,643,922)


6.  ACQUISTION OF RYDEX INVESTMENTS AND THE DISTRIBUTOR

At the close of business on January 17, 2008, Rydex NV, Inc., comprised of Rydex Investments, together with several other Rydex entities, was acquired by Security Benefit Corporation ("Security Benefit"), a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education, government, institutional, and qualified plan markets (the "Transaction"). As a result of the Transaction's completion, Rydex Investments and the Distributor are wholly-owned subsidiaries of

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------


Security Benefit. While the Transaction has no material impact on the Funds or their shareholders, it resulted in a change of control of Rydex Investments, which in turn caused the termination of the investment advisory agreement between Rydex Investments and the Funds.

A new investment advisory agreement between Rydex Investments and the Funds was approved under substantially the same terms as the previous investment advisory agreement (the "New Agreement"). This New Agreement was approved by shareholders, via proxy, and took effect upon the closing of the Transaction.

The Transaction had no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex Investments under the New Agreement, or the persons responsible for the management of the Funds.



                                               91                 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex ETF Trust (the "Trust"), comprising, respectively, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex, S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF, Rydex S&P Equal Weight Utilities ETF (the "Funds"), fifteen of the funds comprising Rydex ETF Trust (the "Trust"), as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the period indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the Rydex ETF Trust at October 31, 2008 mentioned above, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the period indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                              ERNST & YOUNG LOGO
Boston, Massachusetts
December 23, 2008

SUPPLEMENTAL INFORMATION (Unaudited)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

For federal income tax purposes, the following information is furnished for the year ended October 31, 2008 in respect to percentage of ordinary distributions (net investment income plus short-term gains) which qualify for corporate dividends received deduction, designated qualified dividend income eligible for reduced taxes and distributions from long-term capital gains. These long-term capital gains distributions may be subject to a maximum tax rate of 15% as provided by the internal revenue code. The funds below hereby designate the maximum amount of such dividend allowable up to the amount of the dividends paid during the year.


                                                           DIVIDEND       LONG TERM   QUALIFIED
                                                           RECEIVED   CAPITAL GAINS    DIVIDEND
                                                          DEDUCTION    DISTRIBUTION      INCOME
                                                          ---------   -------------   ---------
Rydex S&P 500 Pure Value ETF............................    100.00%      $     --      $957,765
Rydex S&P 500 Pure Growth ETF...........................    100.00%            --       408,338
Rydex S&P MidCap 400 Pure Value ETF.....................     99.83%            --       356,356
Rydex S&P MidCap 400 Pure Growth ETF....................     73.08%            --        77,234
Rydex S&P SmallCap 600 Pure Value ETF...................     95.00%            --       563,755
Rydex S&P SmallCap 600 Pure Growth ETF..................    100.00%            --        49,093
Rydex S&P Equal Weight Consumer Discretionary ETF.......    100.00%            --       197,459
Rydex S&P Equal Weight Consumer Staples ETF.............    100.00%            --       221,499
Rydex S&P Equal Weight Energy ETF.......................     28.06%       277,191       116,720
Rydex S&P Equal Weight Financials ETF...................    100.00%            --       159,704
Rydex S&P Equal Weight Health Care ETF..................     99.00%            --       287,848
Rydex S&P Equal Weight Industrials ETF..................     43.90%       106,100       144,102
Rydex S&P Equal Weight Materials ETF....................    100.00%            --       185,402
Rydex S&P Equal Weight Technology ETF...................    100.00%            --       112,538
Rydex S&P Equal Weight Utilities ETF....................     97.79%            --       209,781


PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2008 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.


                                               93                 ANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) (concluded)

--------------------------------------------------------------------------------


PROXY RESULTS

Shareholders of Rydex ETF Trust voted on the following proposal at a meeting of shareholders held on October 4, 2007. The description of the proposal and number of shares voted are as follows:

                                                        SHARES VOTED   SHARES VOTED   SHARES VOTED
                                                                 FOR        AGAINST        ABSTAIN
                                                        ------------   ------------   ------------
1. To approve an Investment Management Advisory
  Agreement between Rydex ETF Trust and PADCO Advisors
  Inc.
Rydex S&P 500 Pure Value ETF..........................     651,883        15,376         14,933
Rydex S&P 500 Pure Growth ETF.........................     772,840           300          4,564
Rydex S&P MidCap 400 Pure Value ETF...................     262,397         1,083         81,321
Rydex S&P MidCap 400 Pure Growth ETF..................     111,411            --         49,439
Rydex S&P SmallCap 600 Pure Value ETF.................     340,514        32,601          4,928
Rydex S&P SmallCap 600 Pure Growth ETF................     167,819            37          2,349
Rydex S&P Equal Weight Consumer Discretionary ETF.....     927,061           654          1,435
Rydex S&P Equal Weight Consumer Staples ETF...........     138,151           135             --
Rydex S&P Equal Weight Energy ETF.....................      90,565           495            615
Rydex S&P Equal Weight Financials ETF.................      79,217           565             --
Rydex S&P Equal Weight Health Care ETF................     370,751           250            300
Rydex S&P Equal Weight Industrials ETF................      98,069           534             89
Rydex S&P Equal Weight Materials ETF..................      68,217           306            535
Rydex S&P Equal Weight Technology ETF.................     188,409           466             98
Rydex S&P Equal Weight Utilities ETF..................      79,362           230             --


QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
CARL G.                    Rydex Series Funds - 2004                  158
VERBONCOEUR*              Rydex Variable Trust - 2004
Trustee,                   Rydex Dynamic Funds - 2004
President (1952)             Rydex ETF Trust - 2004


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present). Executive Vice President of Rydex Investments (2000 to 2003)

                             ---------------------
MICHAEL P.                 Rydex Series Funds - 2005                  150
BYRUM*                    Rydex Variable Trust - 2005
Trustee, Vice              Rydex Dynamic Funds - 2005
President and                Rydex ETF Trust - 2005
Secretary (1970)



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to
2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES


 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
JOHN O. DEMARET            Rydex Series Funds - 1997                  150
Trustee,                  Rydex Variable Trust - 1998
Chairman of the            Rydex Dynamic Funds - 1999
Board (1940)                 Rydex ETF Trust - 2003


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                             ---------------------
COREY A.                   Rydex Series Funds - 1993                  150
COLEHOUR                  Rydex Variable Trust - 1998
Trustee (1945)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and President of Schield Management, registered investment advisor (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment advisor (1985 to 2005)

                             ---------------------
J. KENNETH                 Rydex Series Funds - 1995                  150
DALTON                    Rydex Variable Trust - 1998
Trustee (1941)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                             ---------------------
WERNER E. KELLER           Rydex Series Funds - 2005                  150
Trustee (1940)            Rydex Variable Trust - 2005
                           Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                             ---------------------
THOMAS F. LYDON,           Rydex Series Funds - 2005                  150
JR.                       Rydex Variable Trust - 2005
Trustee (1960)             Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                             ---------------------
PATRICK T.                 Rydex Series Funds - 1997                  150
MCCARVILLE                Rydex Variable Trust - 1998
Trustee (1942)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                             ---------------------
ROGER SOMERS               Rydex Series Funds - 1993                  150
Trustee (1944)            Rydex Variable Trust - 1998
                           Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------


                                               95                 ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (concluded)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONT.)



EXECUTIVE OFFICERS

            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
NICK BONOS*                                Chief Financial Officer of Rydex
Vice President and Treasurer (1963)        Specialized Products, LLC (2005 to
                                           present); Vice President and Treasurer of
                                           Rydex Series Funds, Rydex Variable Trust,
                                           Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President
                                           of Rydex Investments (2003 to present);
                                           Vice President and Treasurer of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006); Vice President of Accounting of
                                           Rydex Investments (2000 to 2003)
JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, and Rydex Dynamic Funds
                                           (2000 to present); Secretary of Rydex ETF
                                           Trust (2002 to present); Vice President
                                           of Compliance of Rydex Investments (2000
                                           to present); Secretary of Rydex Capital
                                           Partners SPhinX Fund (2003 to 2006)
JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds, Rydex ETF Trust (2006 to
                                           present); Senior Vice President of Rydex
                                           Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Director of Accounting of Rydex
                                           Investments (2003 to 2004); Vice
                                           President of Mutual Funds, State Street
                                           Bank & Trust (2000 to 2003)
PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds,
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Rydex Investments.

[GRAPHIC]


[RYDEX INVESTMENTS LOGO]

      9601 Blackwell Road o Suite 500 o Rockville, MD 20850
      www.rydexinvestments.com o 800.820.0888

      ETF2-ANN-1008X1009

[GRAPHIC]



                                                                OCTOBER 31, 2008

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                                            RYDEX 2x S&P 500 ETF
                                                    RYDEX INVERSE 2x S&P 500 ETF
                                                     RYDEX 2x S&P MIDCAP 400 ETF
                                             RYDEX INVERSE 2x S&P MIDCAP 400 ETF
                                                    RYDEX 2x RUSSELL 2000(R) ETF
                                            RYDEX INVERSE 2x RUSSELL 2000(R) ETF
                                           RYDEX 2x S&P SELECT SECTOR ENERGY ETF
                                   RYDEX INVERSE 2x S&P SELECT SECTOR ENERGY ETF
                                        RYDEX 2x S&P SELECT SECTOR FINANCIAL ETF
                                RYDEX INVERSE 2x S&P SELECT SECTOR FINANCIAL ETF
                                       RYDEX 2x S&P SELECT SECTOR TECHNOLOGY ETF
                               RYDEX INVERSE 2x S&P SELECT SECTOR TECHNOLOGY ETF
                                      RYDEX 2x S&P SELECT SECTOR HEALTH CARE ETF
                              RYDEX INVERSE 2x S&P SELECT SECTOR HEALTH CARE ETF

                                                        [RYDEX INVESTMENTS LOGO]

                                                                 ANNUAL REPORT 1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------




LETTER TO OUR SHAREHOLDERS........................     2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS........     4

FEES & EXPENSES...................................     5

MANAGER'S ANALYSIS................................     6

SCHEDULE OF INVESTMENTS...........................    27

STATEMENTS OF ASSETS AND LIABILITIES..............    70

STATEMENTS OF OPERATIONS..........................    74

STATEMENTS OF CHANGES IN NET ASSETS...............    78

FINANCIAL HIGHLIGHTS..............................    85

NOTES TO FINANCIAL STATEMENTS.....................    92

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S
  REPORT..........................................   101

SUPPLEMENTAL INFORMATION..........................   102

ANNUAL REPORT 2





--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

Rydex is a proud participant in the ETF space with $1.7 billion in ETF assets and more than 30 exchange traded funds. Due to their convenience, transparency and ability to provide access to difficult to reach areas of the market, ETFs can play an important role in investor portfolios.

Professional investment advisors are increasingly using ETFs in their portfolios. A 2008 survey of registered investment advisors (RIAs) by Rydex AdvisorBenchmarking(TM) revealed that three-quarters of RIAs now use ETFs and that ETFs now slightly edge out the use of stocks in advisor portfolios. Rydex believes that investor knowledge is paramount when contemplating investment options. While advisor ETF use is skyrocketing, because investors still have room for education on ETFs, Rydex now offers ETF Essentials(TM) -- a comprehensive guide to ETFs -- to help advisors educate their clients on the nuances of ETFs. The program presents information on ETF topics in simple understandable language and is available via print and online. It's also free and can be requested on www.rydexinvestments.com web site.

MARKET CONDITIONS

The last 12 months proved to be the most extraordinarily difficult period for investors in nearly a century. The crisis that unfolded during the summer months hit nearly every conceivable asset class, resulting in huge declines in wealth regardless of how investors had structured their portfolios. Other than treasury bills and the U.S. dollar, no investment category was spared the panic that washed over the world's financial markets. In the U.S., the major stock market averages lost more than 20% of their value, while international markets fared worse. Emerging market stocks were hit particularly hard as shown by the nearly 60% decline in Chinese share prices. Although commodity prices rose over the period, that masks an astounding plunge from mid-summer highs. From early
July -- when oil rose to nearly $150/barrel, commodities -- led by oil -- fell more than 30%. Sector selection strategies offered little respite. Only consumer staples stocks, the most defensive in the S&P 500 Sector Index series, provided some degree of protection as that index held losses to less than 1.5%. Other traditional safe havens such as utilities and health care were down between 15% -- 25% while financial stocks, which are at the epicenter of the crisis, fell nearly 43%.

The events of late September completely overwhelmed everything that had come before. In an incredibly brief period, the entire global financial system seized up as the lubricant of any economy -- bank lending -- came to a complete halt. The resulting crash in global stock markets was as steep and deep as anything witnessed since the crash of 1929 and continues to this day. The Wall Street model of large, aggressive, risk-taking investment banks was completely swept aside as financial titans such as Merrill Lynch, Morgan Stanley, Goldman Sachs and Lehman Brothers collapsed, merged with, or were reborn as commercial banks. Financial dominos tumbled as a wave of commercial bank failures -- the most since the S&L crisis of the 1990s -- unfolded in the third quarter, culminating with the collapse of Washington Mutual, the largest bank failure in U.S. history. The other huge and profound shift is the nationalization of the global financial system. The takeover of Fannie Mae and Freddie Mac and AIG, the seizure of IndyMac Bank and Washington Mutual and the forced merger of Wachovia, along with blanket guarantees of mortgage-backed securities, whole loans, intra-bank loans, money market funds and bank deposits (both here and in Europe) point to a near takeover of the global financial system by national governments. In this history-making period, governments at all levels moved with unprecedented speed, scope and coordination to save the financial system and with it the global economy. In the U.S. this culminated with a $700 billion plan put forward by the U.S. Treasury to essentially buy up all the bad mortgage assets clogging the financial system. Rejection of that plan by the House of Representatives late in September sent the markets into a tailspin with the Dow suffering its biggest point drop in history and sending the index to three-year lows. Treasury bill yields fell to near zero and interest rates on longer-dated treasuries fell to a decade low in a massive flight to safety.

It is not all doom and gloom, however. This environment has broken the commodity bubble and has resulted in a huge slowdown in global inflation. This helps the emerging markets, whose economies and markets have been pummeled by the rise in food and energy costs. It has also ushered in a period of dollar strength, which gives the Fed additional room to ease. Moreover, interest rates could hardly be lower and stocks are cheaper than they have been in some time. With the massive amounts of liquidity pumped into the system, stocks could rally sharply in the months ahead -- they have repeatedly shown signs of doing throughout the crisis.

Having gone through at least four false bottoms so far this year -- Societe Generale, Bear Stearns, Fannie Mae /Freddie Mac and Lehman Brothers -- the question is: Can any rally be sustained? The key to that question is fairly straightforward. The allocation of credit in the bond and money markets needs to resume. No recovery in stocks is possible without it. While capital has been thrown at the markets and recovery plans announced, the mountain of bad debt is still sitting on bank balance sheets. The fuel is in place for the markets to recover -- they always do. This process is likely to be lengthy, though. Navigating through this difficult environment will require carefully thought-out investment strategies and the discipline to stay the course.

                                                                 ANNUAL REPORT 3






--------------------------------------------------------------------------------

These tumultuous markets did not leave the ETF space unscathed. According to the Investment Company Institute, over the past 12 months, while the number of ETFs on the market has increased 19% (from 586 in October 2007 to 698 in October
2008), ETF assets decreased $105.86 billion, or 18%. Despite the market's erosion of assets, with their numerous benefits, ETFs can provide a suitable choice for investors looking for convenient access to the markets.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us. It is our goal to continue to offer innovative ETF choices to meet your investment needs.

Sincerely,

/s/ DAVID C. REILLY, CFA
David C. Reilly, CFA
Director of Portfolio Strategies

ANNUAL REPORT 4



A BRIEF NOTE ON THE COMPOUNDING OF RETURNS

--------------------------------------------------------------------------------

The Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0% -- in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

                                          INDEX         INDEX          FUND    FUND           FUND
                                          LEVEL   PERFORMANCE   EXPECTATION      NAV   PERFORMANCE   ASSESSMENT
---------------------------------------------------------------------------------------------------------------
Start                                      100                                $10.00
Day 1                                      106        6.00%         9.00%     $10.90       9.00%       In line
Day 2                                       99       (6.60)%       (9.90)%    $ 9.82      (9.90)%      In line
Cumulative                                           (1.00)%       (1.50)%                (1.80)%        (0.30)%
---------------------------------------------------------------------------------------------------------------



As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

                                                                 ANNUAL REPORT 5






--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2008 and held for the six months ended October 31, 2008.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                          BEGINNING     ENDING        EXPENSES PAID
                                                            ACCOUNT    ACCOUNT               DURING
                                                              VALUE      VALUE     SIX-MONTH PERIOD
                                                            4/30/08   10/31/08  4/30/08 TO 10/31/08
                                                          ---------  ---------  -------------------
ACTUAL
  Rydex 2x S&P 500 ETF*.................................    $1,000   $2,025.60         $5.32
  Rydex Inverse 2x S&P 500 ETF*.........................    $1,000   $  327.90         $2.34
  Rydex 2x MidCap 400 ETF*..............................    $1,000   $  298.70         $2.29
  Rydex Inverse 2x S&P MidCap 400 ETF*..................    $1,000   $2,218.10         $5.66
  Rydex 2x Russell 2000 ETF*............................    $1,000   $  340.90         $2.36
  Rydex Inverse 2x Russell 2000 ETF*....................    $1,000   $1,836.20         $4.99
  Rydex 2x S&P Select Sector Energy ETF**...............    $1,000   $  270.60         $1.74
  Rydex Inverse 2x S&P Select Sector Energy ETF**.......    $1,000   $1,497.50         $3.42
  Rydex 2x S&P Select Sector Financial ETF**............    $1,000   $  354.90         $1.85
  Rydex Inverse 2x S&P Select Sector Financial ETF**....    $1,000   $  958.10         $2.68
  Rydex 2x S&P Select Sector Technology ETF**...........    $1,000   $  416.40         $1.94
  Rydex Inverse 2x S&P Select Sector Technology ETF**...    $1,000   $1,727.90         $3.73
  Rydex 2x S&P Select Sector Health Care ETF**..........    $1,000   $  706.70         $2.33
  Rydex Inverse 2x S&P Select Sector Health Care ETF**..    $1,000   $1,120.40         $2.90
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
  Rydex 2x S&P 500 ETF*.................................    $1,000   $1,021.62         $3.56
  Rydex Inverse 2x S&P 500 ETF*.........................    $1,000   $1,021.62         $3.56
  Rydex 2x MidCap 400 ETF*..............................    $1,000   $1,021.62         $3.56
  Rydex Inverse 2x S&P MidCap 400 ETF*..................    $1,000   $1,021.62         $3.56
  Rydex 2x Russell 2000 ETF*............................    $1,000   $1,021.62         $3.56
  Rydex Inverse 2x Russell 2000 ETF*....................    $1,000   $1,021.62         $3.56
  Rydex 2x S&P Select Sector Energy ETF**...............    $1,000   $1,016.80         $2.76
  Rydex Inverse 2x S&P Select Sector Energy ETF**.......    $1,000   $1,016.80         $2.76
  Rydex 2x S&P Select Sector Financial ETF**............    $1,000   $1,016.80         $2.76
  Rydex Inverse 2x S&P Select Sector Financial ETF**....    $1,000   $1,016.80         $2.76
  Rydex 2x S&P Select Sector Technology ETF**...........    $1,000   $1,016.80         $2.76
  Rydex Inverse 2x S&P Select Sector Technology ETF**...    $1,000   $1,016.80         $2.76
  Rydex 2x S&P Select Sector Health Care ETF**..........    $1,000   $1,016.80         $2.76
  Rydex Inverse 2x S&P Select Sector Health Care ETF**..    $1,000   $1,016.80         $2.76


--------

    * Expenses are equal to the Fund's annualized expense ratio of 0.70% multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

   ** Fund commenced operations on June 10, 2008. Expenses are equal to the Fund's annualized expense ratio of 0.70% multiplied by the average account value over the period, multiplied by 143/366 (to reflect the period from inception to date).

ANNUAL REPORT 6


RYDEX 2x S&P 500 ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Rydex 2x S&P 500 ETF returned -62.68% while the S&P 500 returned -34.11% over the same time period. Financials were the biggest performance detraction, down 48.99% over the same period, followed by the beaten-down technology sector, which returned -40.69%. While they were negative over the same time period, defense, consumer staples and health care better weathered the economic storm. Since its inception on 11/5/2007, Rydex 2x S&P 500 ETF maintained a daily correlation of 100% to its benchmark of 200% of the daily price movement of the S&P 500.

The year was marked by stunning failures in the financial markets, brought on by the implosion of the housing-backed debt markets, historic market volatility and a global economic meltdown. Major financial institutions either went bankrupt or had to receive assistance from the federal government in the form of the Department of Treasury's Troubled Assets Relief (TARP) Program. Inter-bank lending nearly ground to a halt as credit became a major concern globally. The Volatility Index(R) (VIX) Index jumped to historic highs in September and October as the financial crisis culminated with the Securities and Exchange Commission (SEC) taking emergency action to ban the short selling of more than 900 securities. This increased volatility in the markets contributed widely to the daily tracking variances seen in September and October.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2008

(PERFORMANCE GRAPH)

                                 RYDEX 2X       S&P 500
                                  S&P 500    TOTAL RETURN
                                    ETF          INDEX
                                 --------    ------------
11/5/2007                          10000         10000
11/6/2007                           9757         10121
11/7/2007                          10332          9829
11/8/2007                          10352          9823
11/9/2007                          10667          9683
11/10/2007                         10667          9683
11/11/2007                         10667          9683
11/12/2007                         10880          9587
11/13/2007                         10244          9869
11/14/2007                         10399          9802
11/15/2007                         10667          9673
11/16/2007                         10571          9723
11/17/2007                         10571          9723
11/18/2007                         10571          9723
11/19/2007                         10940          9554
11/20/2007                         10845          9597
11/21/2007                         11209          9445
11/22/2007                         11209          9445
11/23/2007                         10841          9605
11/24/2007                         10841          9605
11/25/2007                         10841          9605
11/26/2007                         11351          9382
11/27/2007                         10997          9523
11/28/2007                         10368          9798
11/29/2007                         10367          9803
11/30/2007                         10205          9879
12/1/2007                          10205          9879
12/2/2007                          10205          9879
12/3/2007                          10337          9822
12/4/2007                          10475          9757
12/5/2007                          10155          9911
12/6/2007                           9851         10061
12/7/2007                           9901         10043
12/8/2007                           9901         10043
12/9/2007                           9901         10043
12/10/2007                          9744         10119
12/11/2007                         10252          9863
12/12/2007                         10120          9924
12/13/2007                         10100          9937
12/14/2007                         10389          9800
12/15/2007                         10389          9800
12/16/2007                         10389          9800
12/17/2007                         10701          9653
12/18/2007                         10577          9714
12/19/2007                         10608          9701
12/20/2007                         10495          9751
12/21/2007                         10144          9915
12/22/2007                         10144          9915
12/23/2007                         10144          9915
12/24/2007                          9980          9996
12/25/2007                          9980          9996
12/26/2007                          9980         10004
12/27/2007                         10260          9864
12/28/2007                         10252          9878
12/29/2007                         10252          9878
12/30/2007                         10252          9878
12/31/2007                         10411          9811
1/1/2008                           10411          9811
1/2/2008                           10696          9671
1/3/2008                           10703          9671
1/4/2008                           11245          9434
1/5/2008                           11245          9434
1/6/2008                           11245          9434
1/7/2008                           11163          9464
1/8/2008                           11583          9294
1/9/2008                           11265          9421
1/10/2008                          11096          9496
1/11/2008                          11396          9368
1/12/2008                          11396          9368
1/13/2008                          11396          9368
1/14/2008                          11159          9469
1/15/2008                          11719          9233
1/16/2008                          11863          9183
1/17/2008                          12556          8916
1/18/2008                          12709          8862
1/19/2008                          12709          8862
1/20/2008                          12709          8862
1/21/2008                          12709          8862
1/22/2008                          13012          8764
1/23/2008                          12460          8952
1/24/2008                          12225          9042
1/25/2008                          12613          8899
1/26/2008                          12613          8899
1/27/2008                          12613          8899
1/28/2008                          12168          9055
1/29/2008                          12034          9112
1/30/2008                          12159          9069
1/31/2008                          11777          9222
2/1/2008                           11447          9335
2/2/2008                           11447          9335
2/3/2008                           11447          9335
2/4/2008                           11690          9238
2/5/2008                           12433          8943
2/6/2008                           12621          8878
2/7/2008                           12418          8951
2/8/2008                           12536          8913
2/9/2008                           12536          8913
2/10/2008                          12536          8913
2/11/2008                          12392          8966
2/12/2008                          12208          9032
2/13/2008                          11880          9158
2/14/2008                          12192          9035
2/15/2008                          12181          9044
2/16/2008                          12181          9044
2/17/2008                          12181          9044
2/18/2008                          12181          9044
2/19/2008                          12201          9036
2/20/2008                          12002          9112
2/21/2008                          12300          8998
2/22/2008                          12100          9070
2/23/2008                          12100          9070
2/24/2008                          12100          9070
2/25/2008                          11781          9195
2/26/2008                          11619          9259
2/27/2008                          11642          9253
2/28/2008                          11848          9171
2/29/2008                          12488          8923
3/1/2008                           12488          8923
3/2/2008                           12488          8923
3/3/2008                           12483          8928
3/4/2008                           12574          8897
3/5/2008                           12432          8948
3/6/2008                           12978          8752
3/7/2008                           13206          8679
3/8/2008                           13206          8679
3/9/2008                           13206          8679
3/10/2008                          13608          8545
3/11/2008                          12610          8863
3/12/2008                          12831          8786
3/13/2008                          12701          8831
3/14/2008                          13235          8648
3/15/2008                          13235          8648
3/16/2008                          13235          8648
3/17/2008                          13476          8571
3/18/2008                          12339          8935
3/19/2008                          12945          8718
3/20/2008                          12339          8927
3/21/2008                          12339          8927
3/22/2008                          12339          8927
3/23/2008                          12339          8927
3/24/2008                          11964          9064
3/25/2008                          11910          9085
3/26/2008                          12120          9006
3/27/2008                          12393          8904
3/28/2008                          12594          8834
3/29/2008                          12594          8834
3/30/2008                          12594          8834
3/31/2008                          12456          8884
4/1/2008                           11565          9203
4/2/2008                           11608          9187
4/3/2008                           11580          9199
4/4/2008                           11568          9207
4/5/2008                           11568          9207
4/6/2008                           11568          9207
4/7/2008                           11534          9221
4/8/2008                           11646          9177
4/9/2008                           11835          9104
4/10/2008                          11732          9145
4/11/2008                          12214          8959
4/12/2008                          12214          8959
4/13/2008                          12214          8959
4/14/2008                          12298          8929
4/15/2008                          12185          8970
4/16/2008                          11636          9175
4/17/2008                          11622          9181
4/18/2008                          11204          9347
4/19/2008                          11204          9347
4/20/2008                          11204          9347
4/21/2008                          11241          9333
4/22/2008                          11441          9251
4/23/2008                          11377          9278
4/24/2008                          11233          9338
4/25/2008                          11092          9398
4/26/2008                          11092          9398
4/27/2008                          11092          9398
4/28/2008                          11116          9389
4/29/2008                          11203          9353
4/30/2008                          11292          9317
5/1/2008                           10905          9478
5/2/2008                           10841          9509
5/3/2008                           10841          9509
5/4/2008                           10841          9509
5/5/2008                           10940          9467
5/6/2008                           10772          9540
5/7/2008                           11157          9371
5/8/2008                           11076          9406
5/9/2008                           11226          9344
5/10/2008                          11226          9344
5/11/2008                          11226          9344
5/12/2008                          10979          9447
5/13/2008                          10984          9446
5/14/2008                          10896          9485
5/15/2008                          10661          9588
5/16/2008                          10641          9600
5/17/2008                          10641          9600
5/18/2008                          10641          9600
5/19/2008                          10621          9609
5/20/2008                          10817          9520
5/21/2008                          11168          9368
5/22/2008                          11109          9394
5/23/2008                          11406          9270
5/24/2008                          11406          9270
5/25/2008                          11406          9270
5/26/2008                          11406          9270
5/27/2008                          11255          9333
5/28/2008                          11161          9372
5/29/2008                          11043          9423
5/30/2008                          11018          9438
5/31/2008                          11018          9438
6/1/2008                           11018          9438
6/2/2008                           11246          9339
6/3/2008                           11377          9285
6/4/2008                           11376          9287
6/5/2008                           10932          9468
6/6/2008                           11616          9177
6/7/2008                           11616          9177
6/8/2008                           11616          9177
6/9/2008                           11594          9185
6/10/2008                          11658          9162
6/11/2008                          12044          9009
6/12/2008                          11964          9040
6/13/2008                          11611          9176
6/14/2008                          11611          9176
6/15/2008                          11611          9176
6/16/2008                          11611          9177
6/17/2008                          11771          9115
6/18/2008                          11996          9026
6/19/2008                          11908          9062
6/20/2008                          12357          8894
6/21/2008                          12357          8894
6/22/2008                          12357          8894
6/23/2008                          12353          8895
6/24/2008                          12425          8870
6/25/2008                          12283          8922
6/26/2008                          12997          8663
6/27/2008                          13093          8631
6/28/2008                          13093          8631
6/29/2008                          13093          8631
6/30/2008                          13071          8642
7/1/2008                           12968          8677
7/2/2008                           13443          8519
7/3/2008                           13424          8529
7/4/2008                           13424          8529
7/5/2008                           13424          8529
7/6/2008                           13424          8529
7/7/2008                           13652          8457
7/8/2008                           13178          8605
7/9/2008                           13780          8410
7/10/2008                          13586          8469
7/11/2008                          13888          8376
7/12/2008                          13888          8376
7/13/2008                          13888          8376
7/14/2008                          14143          8300
7/15/2008                          14455          8210
7/16/2008                          13738          8417
7/17/2008                          13416          8518
7/18/2008                          13415          8520
7/19/2008                          13415          8520
7/20/2008                          13415          8520
7/21/2008                          13427          8516
7/22/2008                          13065          8631
7/23/2008                          12960          8666
7/24/2008                          13559          8466
7/25/2008                          13461          8501
7/26/2008                          13461          8501
7/27/2008                          13461          8501
7/28/2008                          13958          8343
7/29/2008                          13313          8539
7/30/2008                          12869          8682
7/31/2008                          13204          8569
8/1/2008                           13356          8522
8/2/2008                           13356          8522
8/3/2008                           13356          8522
8/4/2008                           13601          8445
8/5/2008                           12820          8689
8/6/2008                           12721          8722
8/7/2008                           13174          8566
8/8/2008                           12557          8771
8/9/2008                           12557          8771
8/10/2008                          12557          8771
8/11/2008                          12375          8834
8/12/2008                          12670          8728
8/13/2008                          12741          8705
8/14/2008                          12603          8754
8/15/2008                          12500          8790
8/16/2008                          12500          8790
8/17/2008                          12500          8790
8/18/2008                          12876          8658
8/19/2008                          13116          8578
8/20/2008                          12956          8632
8/21/2008                          12894          8654
8/22/2008                          12601          8753
8/23/2008                          12601          8753
8/24/2008                          12601          8753
8/25/2008                          13096          8582
8/26/2008                          13007          8613
8/27/2008                          12799          8684
8/28/2008                          12420          8814
8/29/2008                          12756          8693
8/30/2008                          12756          8693
8/31/2008                          12756          8693
9/1/2008                           12756          8693
9/2/2008                           12868          8658
9/3/2008                           12908          8645
9/4/2008                           13683          8386
9/5/2008                           13564          8424
9/6/2008                           13564          8424
9/7/2008                           13564          8424
9/8/2008                           13009          8598
9/9/2008                           13902          8305
9/10/2008                          13736          8356
9/11/2008                          13345          8474
9/12/2008                          13291          8492
9/13/2008                          13291          8492
9/14/2008                          13291          8492
9/15/2008                          14538          8092
9/16/2008                          14045          8234
9/17/2008                          15363          7846
9/18/2008                          14035          8188
9/19/2008                          12974          8518
9/20/2008                          12974          8518
9/21/2008                          12974          8518
9/22/2008                          13909          8193
9/23/2008                          14353          8065
9/24/2008                          14305          8049
9/25/2008                          13687          8207
9/26/2008                          13619          8235
9/27/2008                          13619          8235
9/28/2008                          13619          8235
9/29/2008                          15559          7511
9/30/2008                          14417          7919
10/1/2008                          14575          7884
10/2/2008                          15756          7568
10/3/2008                          16103          7465
10/4/2008                          16103          7465
10/5/2008                          16103          7465
10/6/2008                          17250          7178
10/7/2008                          19382          6766
10/8/2008                          19939          6693
10/9/2008                          22621          6183
10/10/2008                         23337          6111
10/11/2008                         23337          6111
10/12/2008                         23337          6111
10/13/2008                         17896          6819
10/14/2008                         18496          6783
10/15/2008                         21852          6171
10/16/2008                         20075          6433
10/17/2008                         20287          6393
10/18/2008                         20287          6393
10/19/2008                         20287          6393
10/20/2008                         18396          6698
10/21/2008                         19611          6492
10/22/2008                         21723          6097
10/23/2008                         21314          6174
10/24/2008                         22994          5961
10/25/2008                         22994          5961
10/26/2008                         22994          5961
10/27/2008                         24333          5772
10/28/2008                         18940          6395
10/29/2008                         19941          6325
10/30/2008                         18516          6489
10/31/2008                         17827          6589




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (11/05/2007)
                                                                    ---------------
RYDEX 2X S&P 500 ETF.............................................           -62.68%
S&P 500 TOTAL RETURN INDEX.......................................           -34.11%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                 ANNUAL REPORT 7



RYDEX 2x S&P 500 ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

    DESCRIPTION                                                     % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                         3.75%
GENERAL ELECTRIC CO.                                                      1.99%
PROCTER & GAMBLE CO.                                                      1.91%
MICROSOFT CORP.                                                           1.71%
JOHNSON & JOHNSON                                                         1.67%
AT&T, INC.                                                                1.54%
CHEVRON CORP.                                                             1.49%
JPMORGAN CHASE & CO.                                                      1.48%
INTERNATIONAL BUSINESS MACHINES CORP.                                     1.23%
WAL-MART STORES, INC.                                                     1.22%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Industrials                                  21.58
Information Technology                       13.86
Financials                                   13.14
Health Care                                  12.20
Energy                                       11.58
Consumer Staples                             11.36
Consumer Discretionary                        7.23
Utilities                                     3.37
Telecommunication Services                    2.91
Materials                                     2.77




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

ANNUAL REPORT 8


RYDEX INVERSE 2x S&P 500 ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Rydex Inverse 2x S&P 500 ETF delivered a 78.27% total return compared to the S&P 500, which came in at -34.11%. The financial industry made headlines with financials down -48.99%, followed closely by the beaten-down technology sector, at -40.69%. Defense, consumer staples and health care were all negative over the same time period, though they all held their own in the face of a troubled economy. Since its inception on 11/5/2007, Rydex Inverse S&P 500 ETF achieved a daily correlation of 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

The year was marked by stunning failures in the financial markets, brought on by the implosion of the housing-backed debt markets, historic market volatility and a global economic meltdown. Major financial institutions either went bankrupt or had to receive assistance from the federal government in the form of the Department of Treasury's Troubled Assets Relief (TARP) Program. Inter-bank lending nearly ground to a halt as credit became a major concern globally. The Volatility Index(R) (VIX) Index jumped to historic highs in September and October as the financial crisis culminated with the Securities and Exchange Commission (SEC) taking emergency action to ban the short selling of more than 900 securities. This increased volatility in the markets contributed widely to the daily tracking variances seen in September and October.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2008

(Performance Graph)

                                 RYDEX INVERSE       S&P 500
                                     2X S&P       TOTAL RETURN
                                    500 ETF           INDEX
                                 -------------    ------------
11/5/2007                            10000            10000
11/6/2007                             9757            10121
11/7/2007                            10332             9829
11/8/2007                            10352             9823
11/9/2007                            10667             9683
11/10/2007                           10667             9683
11/11/2007                           10667             9683
11/12/2007                           10880             9587
11/13/2007                           10244             9869
11/14/2007                           10399             9802
11/15/2007                           10667             9673
11/16/2007                           10571             9723
11/17/2007                           10571             9723
11/18/2007                           10571             9723
11/19/2007                           10940             9554
11/20/2007                           10845             9597
11/21/2007                           11209             9445
11/22/2007                           11209             9445
11/23/2007                           10841             9605
11/24/2007                           10841             9605
11/25/2007                           10841             9605
11/26/2007                           11351             9382
11/27/2007                           10997             9523
11/28/2007                           10368             9798
11/29/2007                           10367             9803
11/30/2007                           10205             9879
12/1/2007                            10205             9879
12/2/2007                            10205             9879
12/3/2007                            10337             9822
12/4/2007                            10475             9757
12/5/2007                            10155             9911
12/6/2007                             9851            10061
12/7/2007                             9901            10043
12/8/2007                             9901            10043
12/9/2007                             9901            10043
12/10/2007                            9744            10119
12/11/2007                           10252             9863
12/12/2007                           10120             9924
12/13/2007                           10100             9937
12/14/2007                           10389             9800
12/15/2007                           10389             9800
12/16/2007                           10389             9800
12/17/2007                           10701             9653
12/18/2007                           10577             9714
12/19/2007                           10608             9701
12/20/2007                           10495             9751
12/21/2007                           10144             9915
12/22/2007                           10144             9915
12/23/2007                           10144             9915
12/24/2007                            9980             9996
12/25/2007                            9980             9996
12/26/2007                            9980            10004
12/27/2007                           10260             9864
12/28/2007                           10252             9878
12/29/2007                           10252             9878
12/30/2007                           10252             9878
12/31/2007                           10411             9811
1/1/2008                             10411             9811
1/2/2008                             10696             9671
1/3/2008                             10703             9671
1/4/2008                             11245             9434
1/5/2008                             11245             9434
1/6/2008                             11245             9434
1/7/2008                             11163             9464
1/8/2008                             11583             9294
1/9/2008                             11265             9421
1/10/2008                            11096             9496
1/11/2008                            11396             9368
1/12/2008                            11396             9368
1/13/2008                            11396             9368
1/14/2008                            11159             9469
1/15/2008                            11719             9233
1/16/2008                            11863             9183
1/17/2008                            12556             8916
1/18/2008                            12709             8862
1/19/2008                            12709             8862
1/20/2008                            12709             8862
1/21/2008                            12709             8862
1/22/2008                            13012             8764
1/23/2008                            12460             8952
1/24/2008                            12225             9042
1/25/2008                            12613             8899
1/26/2008                            12613             8899
1/27/2008                            12613             8899
1/28/2008                            12168             9055
1/29/2008                            12034             9112
1/30/2008                            12159             9069
1/31/2008                            11777             9222
2/1/2008                             11447             9335
2/2/2008                             11447             9335
2/3/2008                             11447             9335
2/4/2008                             11690             9238
2/5/2008                             12433             8943
2/6/2008                             12621             8878
2/7/2008                             12418             8951
2/8/2008                             12536             8913
2/9/2008                             12536             8913
2/10/2008                            12536             8913
2/11/2008                            12392             8966
2/12/2008                            12208             9032
2/13/2008                            11880             9158
2/14/2008                            12192             9035
2/15/2008                            12181             9044
2/16/2008                            12181             9044
2/17/2008                            12181             9044
2/18/2008                            12181             9044
2/19/2008                            12201             9036
2/20/2008                            12002             9112
2/21/2008                            12300             8998
2/22/2008                            12100             9070
2/23/2008                            12100             9070
2/24/2008                            12100             9070
2/25/2008                            11781             9195
2/26/2008                            11619             9259
2/27/2008                            11642             9253
2/28/2008                            11848             9171
2/29/2008                            12488             8923
3/1/2008                             12488             8923
3/2/2008                             12488             8923
3/3/2008                             12483             8928
3/4/2008                             12574             8897
3/5/2008                             12432             8948
3/6/2008                             12978             8752
3/7/2008                             13206             8679
3/8/2008                             13206             8679
3/9/2008                             13206             8679
3/10/2008                            13608             8545
3/11/2008                            12610             8863
3/12/2008                            12831             8786
3/13/2008                            12701             8831
3/14/2008                            13235             8648
3/15/2008                            13235             8648
3/16/2008                            13235             8648
3/17/2008                            13476             8571
3/18/2008                            12339             8935
3/19/2008                            12945             8718
3/20/2008                            12339             8927
3/21/2008                            12339             8927
3/22/2008                            12339             8927
3/23/2008                            12339             8927
3/24/2008                            11964             9064
3/25/2008                            11910             9085
3/26/2008                            12120             9006
3/27/2008                            12393             8904
3/28/2008                            12594             8834
3/29/2008                            12594             8834
3/30/2008                            12594             8834
3/31/2008                            12456             8884
4/1/2008                             11565             9203
4/2/2008                             11608             9187
4/3/2008                             11580             9199
4/4/2008                             11568             9207
4/5/2008                             11568             9207
4/6/2008                             11568             9207
4/7/2008                             11534             9221
4/8/2008                             11646             9177
4/9/2008                             11835             9104
4/10/2008                            11732             9145
4/11/2008                            12214             8959
4/12/2008                            12214             8959
4/13/2008                            12214             8959
4/14/2008                            12298             8929
4/15/2008                            12185             8970
4/16/2008                            11636             9175
4/17/2008                            11622             9181
4/18/2008                            11204             9347
4/19/2008                            11204             9347
4/20/2008                            11204             9347
4/21/2008                            11241             9333
4/22/2008                            11441             9251
4/23/2008                            11377             9278
4/24/2008                            11233             9338
4/25/2008                            11092             9398
4/26/2008                            11092             9398
4/27/2008                            11092             9398
4/28/2008                            11116             9389
4/29/2008                            11203             9353
4/30/2008                            11292             9317
5/1/2008                             10905             9478
5/2/2008                             10841             9509
5/3/2008                             10841             9509
5/4/2008                             10841             9509
5/5/2008                             10940             9467
5/6/2008                             10772             9540
5/7/2008                             11157             9371
5/8/2008                             11076             9406
5/9/2008                             11226             9344
5/10/2008                            11226             9344
5/11/2008                            11226             9344
5/12/2008                            10979             9447
5/13/2008                            10984             9446
5/14/2008                            10896             9485
5/15/2008                            10661             9588
5/16/2008                            10641             9600
5/17/2008                            10641             9600
5/18/2008                            10641             9600
5/19/2008                            10621             9609
5/20/2008                            10817             9520
5/21/2008                            11168             9368
5/22/2008                            11109             9394
5/23/2008                            11406             9270
5/24/2008                            11406             9270
5/25/2008                            11406             9270
5/26/2008                            11406             9270
5/27/2008                            11255             9333
5/28/2008                            11161             9372
5/29/2008                            11043             9423
5/30/2008                            11018             9438
5/31/2008                            11018             9438
6/1/2008                             11018             9438
6/2/2008                             11246             9339
6/3/2008                             11377             9285
6/4/2008                             11376             9287
6/5/2008                             10932             9468
6/6/2008                             11616             9177
6/7/2008                             11616             9177
6/8/2008                             11616             9177
6/9/2008                             11594             9185
6/10/2008                            11658             9162
6/11/2008                            12044             9009
6/12/2008                            11964             9040
6/13/2008                            11611             9176
6/14/2008                            11611             9176
6/15/2008                            11611             9176
6/16/2008                            11611             9177
6/17/2008                            11771             9115
6/18/2008                            11996             9026
6/19/2008                            11908             9062
6/20/2008                            12357             8894
6/21/2008                            12357             8894
6/22/2008                            12357             8894
6/23/2008                            12353             8895
6/24/2008                            12425             8870
6/25/2008                            12283             8922
6/26/2008                            12997             8663
6/27/2008                            13093             8631
6/28/2008                            13093             8631
6/29/2008                            13093             8631
6/30/2008                            13071             8642
7/1/2008                             12968             8677
7/2/2008                             13443             8519
7/3/2008                             13424             8529
7/4/2008                             13424             8529
7/5/2008                             13424             8529
7/6/2008                             13424             8529
7/7/2008                             13652             8457
7/8/2008                             13178             8605
7/9/2008                             13780             8410
7/10/2008                            13586             8469
7/11/2008                            13888             8376
7/12/2008                            13888             8376
7/13/2008                            13888             8376
7/14/2008                            14143             8300
7/15/2008                            14455             8210
7/16/2008                            13738             8417
7/17/2008                            13416             8518
7/18/2008                            13415             8520
7/19/2008                            13415             8520
7/20/2008                            13415             8520
7/21/2008                            13427             8516
7/22/2008                            13065             8631
7/23/2008                            12960             8666
7/24/2008                            13559             8466
7/25/2008                            13461             8501
7/26/2008                            13461             8501
7/27/2008                            13461             8501
7/28/2008                            13958             8343
7/29/2008                            13313             8539
7/30/2008                            12869             8682
7/31/2008                            13204             8569
8/1/2008                             13356             8522
8/2/2008                             13356             8522
8/3/2008                             13356             8522
8/4/2008                             13601             8445
8/5/2008                             12820             8689
8/6/2008                             12721             8722
8/7/2008                             13174             8566
8/8/2008                             12557             8771
8/9/2008                             12557             8771
8/10/2008                            12557             8771
8/11/2008                            12375             8834
8/12/2008                            12670             8728
8/13/2008                            12741             8705
8/14/2008                            12603             8754
8/15/2008                            12500             8790
8/16/2008                            12500             8790
8/17/2008                            12500             8790
8/18/2008                            12876             8658
8/19/2008                            13116             8578
8/20/2008                            12956             8632
8/21/2008                            12894             8654
8/22/2008                            12601             8753
8/23/2008                            12601             8753
8/24/2008                            12601             8753
8/25/2008                            13096             8582
8/26/2008                            13007             8613
8/27/2008                            12799             8684
8/28/2008                            12420             8814
8/29/2008                            12756             8693
8/30/2008                            12756             8693
8/31/2008                            12756             8693
9/1/2008                             12756             8693
9/2/2008                             12868             8658
9/3/2008                             12908             8645
9/4/2008                             13683             8386
9/5/2008                             13564             8424
9/6/2008                             13564             8424
9/7/2008                             13564             8424
9/8/2008                             13009             8598
9/9/2008                             13902             8305
9/10/2008                            13736             8356
9/11/2008                            13345             8474
9/12/2008                            13291             8492
9/13/2008                            13291             8492
9/14/2008                            13291             8492
9/15/2008                            14538             8092
9/16/2008                            14045             8234
9/17/2008                            15363             7846
9/18/2008                            14035             8188
9/19/2008                            12974             8518
9/20/2008                            12974             8518
9/21/2008                            12974             8518
9/22/2008                            13909             8193
9/23/2008                            14353             8065
9/24/2008                            14305             8049
9/25/2008                            13687             8207
9/26/2008                            13619             8235
9/27/2008                            13619             8235
9/28/2008                            13619             8235
9/29/2008                            15559             7511
9/30/2008                            14417             7919
10/1/2008                            14575             7884
10/2/2008                            15756             7568
10/3/2008                            16103             7465
10/4/2008                            16103             7465
10/5/2008                            16103             7465
10/6/2008                            17250             7178
10/7/2008                            19382             6766
10/8/2008                            19939             6693
10/9/2008                            22621             6183
10/10/2008                           23337             6111
10/11/2008                           23337             6111
10/12/2008                           23337             6111
10/13/2008                           17896             6819
10/14/2008                           18496             6783
10/15/2008                           21852             6171
10/16/2008                           20075             6433
10/17/2008                           20287             6393
10/18/2008                           20287             6393
10/19/2008                           20287             6393
10/20/2008                           18396             6698
10/21/2008                           19611             6492
10/22/2008                           21723             6097
10/23/2008                           21314             6174
10/24/2008                           22994             5961
10/25/2008                           22994             5961
10/26/2008                           22994             5961
10/27/2008                           24333             5772
10/28/2008                           18940             6395
10/29/2008                           19941             6325
10/30/2008                           18516             6489
10/31/2008                           17827             6589




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (11/05/2007)
                                                                    ---------------
RYDEX INVERSE 2X S&P 500 ETF.....................................            78.27%
S&P 500 TOTAL RETURN INDEX.......................................           -34.11%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                 ANNUAL REPORT 9



RYDEX 2x S&P MIDCAP 400 ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Since its inception on 11/5/2007, Rydex 2x S&P MidCap 400 ETF returned -63.12%. Over the year, its benchmark, the S&P 400, returned -34.44%.

Mid-cap stocks underperformed their large-cap counterparts, though in these troubled economic times, all market caps took a hit. Negative returns from the industrial and technology sector contributed most to this ETF's negative performance. Up through May of 2007 mid-cap stocks did see some strength -- buoyed by the energy, materials and industrial sectors -- which all benefited from high oil and commodity prices in the first half of the year. However, in June, as recession fears increased on the tail of the burgeoning global financial meltdown, energy and commodity prices plummeted, taking the respective leaders in their industries to new lows. Of course, the year was marked by a historic failure in financials, leading to a significant jump in the Volatility Index(R) (VIX) and causing interbank lending to grind to a halt. This increased volatility may have contributed to wider tracking variances in September and October.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2008

(PERFORMANCE GRAPH)

                                  RYDEX 2X      S&P MIDCAP
                                 S&P MIDCAP      400 TOTAL
                                   400 ETF     RETURN INDEX
                                 ----------    ------------
11/5/2007                           10000          10000
11/6/2007                           10245          10125
11/7/2007                            9771           9893
11/8/2007                            9849           9931
11/9/2007                            9584           9799
11/10/2007                           9584           9799
11/11/2007                           9584           9799
11/12/2007                           9293           9651
11/13/2007                           9703           9865
11/14/2007                           9615           9820
11/15/2007                           9413           9714
11/16/2007                           9371           9694
11/17/2007                           9371           9694
11/18/2007                           9371           9694
11/19/2007                           9011           9511
11/20/2007                           8988           9499
11/21/2007                           8749           9374
11/22/2007                           8749           9374
11/23/2007                           8972           9497
11/24/2007                           8972           9497
11/25/2007                           8972           9497
11/26/2007                           8687           9347
11/27/2007                           8880           9451
11/28/2007                           9408           9733
11/29/2007                           9407           9733
11/30/2007                           9529           9799
12/1/2007                            9529           9799
12/2/2007                            9529           9799
12/3/2007                            9455           9760
12/4/2007                            9385           9726
12/5/2007                            9659           9869
12/6/2007                           10053          10072
12/7/2007                           10071          10084
12/8/2007                           10071          10084
12/9/2007                           10071          10084
12/10/2007                          10232          10165
12/11/2007                           9627           9865
12/12/2007                           9696           9900
12/13/2007                           9692           9899
12/14/2007                           9383           9742
12/15/2007                           9383           9742
12/16/2007                           9383           9742
12/17/2007                           9064           9578
12/18/2007                           9195           9647
12/19/2007                           9180           9641
12/20/2007                           9395           9754
12/21/2007                           9683           9906
12/22/2007                           9683           9906
12/23/2007                           9683           9906
12/24/2007                           9899          10018
12/25/2007                           9899          10018
12/26/2007                           9847           9993
12/27/2007                           9544           9841
12/28/2007                           9529           9836
12/29/2007                           9529           9836
12/30/2007                           9529           9836
12/31/2007                           9417           9780
1/1/2008                             9417           9780
1/2/2008                             9184           9660
1/3/2008                             9053           9592
1/4/2008                             8527           9317
1/5/2008                             8527           9317
1/6/2008                             8527           9317
1/7/2008                             8480           9293
1/8/2008                             8090           9080
1/9/2008                             8166           9124
1/10/2008                            8315           9207
1/11/2008                            8077           9078
1/12/2008                            8077           9078
1/13/2008                            8077           9078
1/14/2008                            8242           9171
1/15/2008                            7850           8954
1/16/2008                            7771           8911
1/17/2008                            7319           8653
1/18/2008                            7265           8623
1/19/2008                            7265           8623
1/20/2008                            7265           8623
1/21/2008                            7265           8623
1/22/2008                            7192           8582
1/23/2008                            7518           8776
1/24/2008                            7693           8881
1/25/2008                            7553           8802
1/26/2008                            7553           8802
1/27/2008                            7553           8802
1/28/2008                            7907           9006
1/29/2008                            8026           9073
1/30/2008                            7855           8977
1/31/2008                            8194           9178
2/1/2008                             8578           9392
2/2/2008                             8578           9392
2/3/2008                             8578           9392
2/4/2008                             8455           9324
2/5/2008                             7973           9057
2/6/2008                             7782           8950
2/7/2008                             7946           9043
2/8/2008                             7967           9060
2/9/2008                             7967           9060
2/10/2008                            7967           9060
2/11/2008                            8058           9112
2/12/2008                            8094           9132
2/13/2008                            8304           9251
2/14/2008                            8042           9104
2/15/2008                            8005           9082
2/16/2008                            8005           9082
2/17/2008                            8005           9082
2/18/2008                            8005           9082
2/19/2008                            8017           9091
2/20/2008                            8237           9217
2/21/2008                            8018           9095
2/22/2008                            8114           9148
2/23/2008                            8114           9148
2/24/2008                            8114           9148
2/25/2008                            8435           9334
2/26/2008                            8603           9425
2/27/2008                            8523           9380
2/28/2008                            8349           9287
2/29/2008                            7844           9007
3/1/2008                             7844           9007
3/2/2008                             7844           9007
3/3/2008                             7870           9023
3/4/2008                             7775           8970
3/5/2008                             7875           9025
3/6/2008                             7444           8778
3/7/2008                             7297           8693
3/8/2008                             7297           8693
3/9/2008                             7297           8693
3/10/2008                            6996           8512
3/11/2008                            7457           8793
3/12/2008                            7382           8752
3/13/2008                            7573           8864
3/14/2008                            7291           8700
3/15/2008                            7291           8700
3/16/2008                            7291           8700
3/17/2008                            6971           8517
3/18/2008                            7536           8860
3/19/2008                            7160           8640
3/20/2008                            7430           8801
3/21/2008                            7430           8801
3/22/2008                            7430           8801
3/23/2008                            7430           8801
3/24/2008                            7786           9003
3/25/2008                            7936           9093
3/26/2008                            7798           9019
3/27/2008                            7622           8913
3/28/2008                            7484           8834
3/29/2008                            7484           8834
3/30/2008                            7484           8834
3/31/2008                            7623           8915
4/1/2008                             8114           9208
4/2/2008                             8194           9248
4/3/2008                             8259           9286
4/4/2008                             8322           9324
4/5/2008                             8322           9324
4/6/2008                             8322           9324
4/7/2008                             8365           9349
4/8/2008                             8359           9343
4/9/2008                             8094           9198
4/10/2008                            8296           9313
4/11/2008                            7999           9146
4/12/2008                            7999           9146
4/13/2008                            7999           9146
4/14/2008                            7972           9128
4/15/2008                            8047           9176
4/16/2008                            8511           9442
4/17/2008                            8446           9407
4/18/2008                            8704           9551
4/19/2008                            8704           9551
4/20/2008                            8704           9551
4/21/2008                            8720           9555
4/22/2008                            8471           9417
4/23/2008                            8534           9451
4/24/2008                            8658           9524
4/25/2008                            8898           9656
4/26/2008                            8898           9656
4/27/2008                            8898           9656
4/28/2008                            8936           9677
4/29/2008                            8826           9613
4/30/2008                            8794           9602
5/1/2008                             9020           9727
5/2/2008                             9043           9740
5/3/2008                             9043           9740
5/4/2008                             9043           9740
5/5/2008                             9026           9731
5/6/2008                             9170           9809
5/7/2008                             8963           9696
5/8/2008                             9093           9770
5/9/2008                             9106           9778
5/10/2008                            9106           9778
5/11/2008                            9106           9778
5/12/2008                            9319           9893
5/13/2008                            9432           9954
5/14/2008                            9473           9977
5/15/2008                            9700          10095
5/16/2008                            9754          10124
5/17/2008                            9754          10124
5/18/2008                            9754          10124
5/19/2008                            9691          10094
5/20/2008                            9669          10078
5/21/2008                            9370           9924
5/22/2008                            9425           9956
5/23/2008                            9208           9837
5/24/2008                            9208           9837
5/25/2008                            9208           9837
5/26/2008                            9208           9837
5/27/2008                            9355           9919
5/28/2008                            9518          10007
5/29/2008                            9578          10041
5/30/2008                            9701          10110
5/31/2008                            9701          10110
6/1/2008                             9701          10110
6/2/2008                             9546          10025
6/3/2008                             9547          10028
6/4/2008                             9607          10055
6/5/2008                            10041          10287
6/6/2008                             9515          10018
6/7/2008                             9515          10018
6/8/2008                             9515          10018
6/9/2008                             9493          10007
6/10/2008                            9355           9937
6/11/2008                            9035           9765
6/12/2008                            9046           9772
6/13/2008                            9333           9929
6/14/2008                            9333           9929
6/15/2008                            9333           9929
6/16/2008                            9483          10010
6/17/2008                            9477          10006
6/18/2008                            9334           9930
6/19/2008                            9418           9976
6/20/2008                            9084           9802
6/21/2008                            9084           9802
6/22/2008                            9084           9802
6/23/2008                            9074           9796
6/24/2008                            8845           9674
6/25/2008                            8968           9741
6/26/2008                            8498           9485
6/27/2008                            8428           9448
6/28/2008                            8428           9448
6/29/2008                            8428           9448
6/30/2008                            8340           9399
7/1/2008                             8364           9412
7/2/2008                             7860           9130
7/3/2008                             7685           9030
7/4/2008                             7685           9030
7/5/2008                             7685           9030
7/6/2008                             7685           9030
7/7/2008                             7565           8959
7/8/2008                             7906           9161
7/9/2008                             7677           9030
7/10/2008                            7758           9078
7/11/2008                            7699           9044
7/12/2008                            7699           9044
7/13/2008                            7699           9044
7/14/2008                            7545           8954
7/15/2008                            7405           8872
7/16/2008                            7764           9087
7/17/2008                            7975           9211
7/18/2008                            7933           9189
7/19/2008                            7933           9189
7/20/2008                            7933           9189
7/21/2008                            8042           9251
7/22/2008                            8247           9371
7/23/2008                            8263           9380
7/24/2008                            7764           9095
7/25/2008                            7827           9135
7/26/2008                            7827           9135
7/27/2008                            7827           9135
7/28/2008                            7642           9026
7/29/2008                            7968           9220
7/30/2008                            8203           9357
7/31/2008                            7966           9224
8/1/2008                             7930           9202
8/2/2008                             7930           9202
8/3/2008                             7930           9202
8/4/2008                             7635           9032
8/5/2008                             7956           9222
8/6/2008                             8072           9290
8/7/2008                             7831           9151
8/8/2008                             8173           9353
8/9/2008                             8173           9353
8/10/2008                            8173           9353
8/11/2008                            8345           9440
8/12/2008                            8183           9348
8/13/2008                            8238           9379
8/14/2008                            8365           9454
8/15/2008                            8353           9449
8/16/2008                            8353           9449
8/17/2008                            8353           9449
8/18/2008                            8138           9326
8/19/2008                            7979           9234
8/20/2008                            8043           9272
8/21/2008                            8060           9285
8/22/2008                            8211           9372
8/23/2008                            8211           9372
8/24/2008                            8211           9372
8/25/2008                            7879           9182
8/26/2008                            7953           9225
8/27/2008                            8148           9343
8/28/2008                            8407           9490
8/29/2008                            8215           9382
8/30/2008                            8215           9382
8/31/2008                            8215           9382
9/1/2008                             8215           9382
9/2/2008                             8058           9290
9/3/2008                             7949           9229
9/4/2008                             7560           9006
9/5/2008                             7614           9040
9/6/2008                             7614           9040
9/7/2008                             7614           9040
9/8/2008                             7817           9159
9/9/2008                             7220           8806
9/10/2008                            7416           8927
9/11/2008                            7497           8975
9/12/2008                            7665           9077
9/13/2008                            7665           9077
9/14/2008                            7665           9077
9/15/2008                            6993           8677
9/16/2008                            7290           8863
9/17/2008                            6654           8476
9/18/2008                            7306           8892
9/19/2008                            7913           9269
9/20/2008                            7913           9269
9/21/2008                            7913           9269
9/22/2008                            7187           8838
9/23/2008                            7026           8736
9/24/2008                            6870           8638
9/25/2008                            7021           8735
9/26/2008                            6923           8675
9/27/2008                            6923           8675
9/28/2008                            6923           8675
9/29/2008                            5912           8042
9/30/2008                            6390           8377
10/1/2008                            6246           8281
10/2/2008                            5549           7821
10/3/2008                            5277           7626
10/4/2008                            5277           7626
10/5/2008                            5277           7626
10/6/2008                            4806           7290
10/7/2008                            4282           6896
10/8/2008                            4180           6814
10/9/2008                            3577           6323
10/10/2008                           3590           6337
10/11/2008                           3590           6337
10/12/2008                           3590           6337
10/13/2008                           4341           7000
10/14/2008                           4145           6843
10/15/2008                           3349           6181
10/16/2008                           3609           6422
10/17/2008                           3558           6398
10/18/2008                           3558           6398
10/19/2008                           3558           6398
10/20/2008                           3900           6680
10/21/2008                           3678           6493
10/22/2008                           3258           6112
10/23/2008                           3081           5953
10/24/2008                           2897           5782
10/25/2008                           2897           5782
10/26/2008                           2897           5782
10/27/2008                           2636           5533
10/28/2008                           3116           6010
10/29/2008                           3201           6119
10/30/2008                           3488           6374
10/31/2008                           3688           6556




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (11/05/2007)
                                                                    ---------------
RYDEX 2X S&P MIDCAP 400 ETF......................................           -63.12%
S&P MIDCAP 400 TOTAL RETURN INDEX................................           -34.44%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

ANNUAL REPORT 10


RYDEX 2x S&P MIDCAP 400 ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

    DESCRIPTION                                                     % OF NET ASSETS
------------------------------------------------------------------------------------
NEW YORK COMMUNITY BANCORP, INC.                                          0.60%
STERICYCLE, INC.                                                          0.55%
MCAFEE, INC.                                                              0.55%
CEPHALON, INC.                                                            0.55%
EVEREST RE GROUP, LTD.                                                    0.52%
EQUITABLE RESOURCES, INC.                                                 0.51%
DENTSPLY INTERNATIONAL, INC.                                              0.51%
HEALTH CARE REIT, INC.                                                    0.50%
FMC TECHNOLOGIES, INC.                                                    0.50%
FLIR SYSTEMS, INC.                                                        0.50%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   19.53
Industrials                                  14.43
Consumer Discretionary                       13.65
Information Technology                       13.39
Health Care                                  12.27
Utilities                                     8.53
Energy                                        7.01
Materials                                     6.57
Consumer Staples                              4.15
Telecommunication Services                    0.47




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                                ANNUAL REPORT 11



RYDEX INVERSE 2x S&P MIDCAP 400 ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Since its inception on 11/5/2007, Rydex Inverse 2x S&P MidCap 400 ETF returned 78.90%. Over the same time period, its benchmark -- the S&P MidCap
400(TM) -- returned -34.44%. For the period since its inception, Rydex Inverse 2x S&P MidCap 400 ETF achieved a daily correlation of 100% to its benchmark of -200% of the daily price movement of the S&P MidCap 400 Index. Allocations to the hard-hit industrial and technology sectors were the largest contributors to the ETF's negative performance.

Helped by rising oil and commodity prices, companies in the energy, materials and industrials sectors buoyed mid-cap stocks through May 2008. However, beginning in June, as recession fears increased on the tail of a growing global financial crisis, expectations for global industrial demand began to wane and these companies began to suffer. By July, oil and commodity prices began to slide, Inter-bank lending ground to a halt and the Volatility Index(R) (VIX) jumped to all-time highs in September and October as the economic crisis culminated in the need for government intervention. On September 19, 2008, the Securities and Exchange Commission (SEC) took emergency action to ban all short selling of financial securities. This had an immense ripple effect not only on the stock market itself, but also in the futures and other derivative markets.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2008

(Performance Graph)

                                RYDEX INVERSE
                                    2X S&P        S&P MIDCAP
                                  MIDCAP 400       400 TOTAL
                                     ETF         RETURN INDEX
                                -------------    ------------
11/5/2007                           10000            10000
11/6/2007                            9744            10125
11/7/2007                           10191             9893
11/8/2007                           10123             9931
11/9/2007                           10409             9799
11/10/2007                          10409             9799
11/11/2007                          10409             9799
11/12/2007                          10727             9651
11/13/2007                          10273             9865
11/14/2007                          10351             9820
11/15/2007                          10563             9714
11/16/2007                          10632             9694
11/17/2007                          10632             9694
11/18/2007                          10632             9694
11/19/2007                          11040             9511
11/20/2007                          11067             9499
11/21/2007                          11364             9374
11/22/2007                          11364             9374
11/23/2007                          11087             9497
11/24/2007                          11087             9497
11/25/2007                          11087             9497
11/26/2007                          11432             9347
11/27/2007                          11177             9451
11/28/2007                          10512             9733
11/29/2007                          10524             9733
11/30/2007                          10396             9799
12/1/2007                           10396             9799
12/2/2007                           10396             9799
12/3/2007                           10475             9760
12/4/2007                           10547             9726
12/5/2007                           10249             9869
12/6/2007                            9835            10072
12/7/2007                            9821            10084
12/8/2007                            9821            10084
12/9/2007                            9821            10084
12/10/2007                           9659            10165
12/11/2007                          10247             9865
12/12/2007                          10161             9900
12/13/2007                          10173             9899
12/14/2007                          10508             9742
12/15/2007                          10508             9742
12/16/2007                          10508             9742
12/17/2007                          10864             9578
12/18/2007                          10705             9647
12/19/2007                          10731             9641
12/20/2007                          10484             9754
12/21/2007                          10169             9906
12/22/2007                          10169             9906
12/23/2007                          10169             9906
12/24/2007                           9936            10018
12/25/2007                           9936            10018
12/26/2007                           9992             9993
12/27/2007                          10305             9841
12/28/2007                          10325             9836
12/29/2007                          10325             9836
12/30/2007                          10325             9836
12/31/2007                          10468             9780
1/1/2008                            10468             9780
1/2/2008                            10714             9660
1/3/2008                            10873             9592
1/4/2008                            11507             9317
1/5/2008                            11507             9317
1/6/2008                            11507             9317
1/7/2008                            11565             9293
1/8/2008                            12100             9080
1/9/2008                            11970             9124
1/10/2008                           11786             9207
1/11/2008                           12109             9078
1/12/2008                           12109             9078
1/13/2008                           12109             9078
1/14/2008                           11854             9171
1/15/2008                           12428             8954
1/16/2008                           12574             8911
1/17/2008                           13287             8653
1/18/2008                           13388             8623
1/19/2008                           13388             8623
1/20/2008                           13388             8623
1/21/2008                           13388             8623
1/22/2008                           13539             8582
1/23/2008                           12929             8776
1/24/2008                           12617             8881
1/25/2008                           12851             8802
1/26/2008                           12851             8802
1/27/2008                           12851             8802
1/28/2008                           12262             9006
1/29/2008                           12082             9073
1/30/2008                           12342             8977
1/31/2008                           11795             9178
2/1/2008                            11250             9392
2/2/2008                            11250             9392
2/3/2008                            11250             9392
2/4/2008                            11416             9324
2/5/2008                            12073             9057
2/6/2008                            12362             8950
2/7/2008                            12105             9043
2/8/2008                            12071             9060
2/9/2008                            12071             9060
2/10/2008                           12071             9060
2/11/2008                           11936             9112
2/12/2008                           11885             9132
2/13/2008                           11574             9251
2/14/2008                           11943             9104
2/15/2008                           12011             9082
2/16/2008                           12011             9082
2/17/2008                           12011             9082
2/18/2008                           12011             9082
2/19/2008                           11992             9091
2/20/2008                           11663             9217
2/21/2008                           11974             9095
2/22/2008                           11839             9148
2/23/2008                           11839             9148
2/24/2008                           11839             9148
2/25/2008                           11364             9334
2/26/2008                           11141             9425
2/27/2008                           11248             9380
2/28/2008                           11478             9287
2/29/2008                           12176             9007
3/1/2008                            12176             9007
3/2/2008                            12176             9007
3/3/2008                            12138             9023
3/4/2008                            12283             8970
3/5/2008                            12132             9025
3/6/2008                            12803             8778
3/7/2008                            13059             8693
3/8/2008                            13059             8693
3/9/2008                            13059             8693
3/10/2008                           13603             8512
3/11/2008                           12707             8793
3/12/2008                           12835             8752
3/13/2008                           12506             8864
3/14/2008                           12976             8700
3/15/2008                           12976             8700
3/16/2008                           12976             8700
3/17/2008                           13524             8517
3/18/2008                           12461             8860
3/19/2008                           13083             8640
3/20/2008                           12611             8801
3/21/2008                           12611             8801
3/22/2008                           12611             8801
3/23/2008                           12611             8801
3/24/2008                           12036             9003
3/25/2008                           11798             9093
3/26/2008                           11993             9019
3/27/2008                           12273             8913
3/28/2008                           12495             8834
3/29/2008                           12495             8834
3/30/2008                           12495             8834
3/31/2008                           12272             8915
4/1/2008                            11469             9208
4/2/2008                            11366             9248
4/3/2008                            11276             9286
4/4/2008                            11191             9324
4/5/2008                            11191             9324
4/6/2008                            11191             9324
4/7/2008                            11132             9349
4/8/2008                            11148             9343
4/9/2008                            11494             9198
4/10/2008                           11210             9313
4/11/2008                           11619             9146
4/12/2008                           11619             9146
4/13/2008                           11619             9146
4/14/2008                           11664             9128
4/15/2008                           11546             9176
4/16/2008                           10881             9442
4/17/2008                           10963             9407
4/18/2008                           10634             9551
4/19/2008                           10634             9551
4/20/2008                           10634             9551
4/21/2008                           10623             9555
4/22/2008                           10930             9417
4/23/2008                           10855             9451
4/24/2008                           10690             9524
4/25/2008                           10398             9656
4/26/2008                           10398             9656
4/27/2008                           10398             9656
4/28/2008                           10354             9677
4/29/2008                           10492             9613
4/30/2008                           10520             9602
5/1/2008                            10246             9727
5/2/2008                            10225             9740
5/3/2008                            10225             9740
5/4/2008                            10225             9740
5/5/2008                            10245             9731
5/6/2008                            10081             9809
5/7/2008                            10317             9696
5/8/2008                            10161             9770
5/9/2008                            10149             9778
5/10/2008                           10149             9778
5/11/2008                           10149             9778
5/12/2008                            9913             9893
5/13/2008                            9790             9954
5/14/2008                            9747             9977
5/15/2008                            9517            10095
5/16/2008                            9467            10124
5/17/2008                            9467            10124
5/18/2008                            9467            10124
5/19/2008                            9526            10094
5/20/2008                            9556            10078
5/21/2008                            9849             9924
5/22/2008                            9786             9956
5/23/2008                           10027             9837
5/24/2008                           10027             9837
5/25/2008                           10027             9837
5/26/2008                           10027             9837
5/27/2008                            9862             9919
5/28/2008                            9691            10007
5/29/2008                            9626            10041
5/30/2008                            9499            10110
5/31/2008                            9499            10110
6/1/2008                             9499            10110
6/2/2008                             9661            10025
6/3/2008                             9657            10028
6/4/2008                             9606            10055
6/5/2008                             9165            10287
6/6/2008                             9652            10018
6/7/2008                             9652            10018
6/8/2008                             9652            10018
6/9/2008                             9676            10007
6/10/2008                            9815             9937
6/11/2008                           10155             9765
6/12/2008                           10144             9772
6/13/2008                            9822             9929
6/14/2008                            9822             9929
6/15/2008                            9822             9929
6/16/2008                            9664            10010
6/17/2008                            9670            10006
6/18/2008                            9819             9930
6/19/2008                            9730             9976
6/20/2008                           10077             9802
6/21/2008                           10077             9802
6/22/2008                           10077             9802
6/23/2008                           10089             9796
6/24/2008                           10342             9674
6/25/2008                           10199             9741
6/26/2008                           10738             9485
6/27/2008                           10831             9448
6/28/2008                           10831             9448
6/29/2008                           10831             9448
6/30/2008                           10944             9399
7/1/2008                            10913             9412
7/2/2008                            11573             9130
7/3/2008                            11840             9030
7/4/2008                            11840             9030
7/5/2008                            11840             9030
7/6/2008                            11840             9030
7/7/2008                            12020             8959
7/8/2008                            11481             9161
7/9/2008                            11812             9030
7/10/2008                           11684             9078
7/11/2008                           11777             9044
7/12/2008                           11777             9044
7/13/2008                           11777             9044
7/14/2008                           12015             8954
7/15/2008                           12235             8872
7/16/2008                           11644             9087
7/17/2008                           11328             9211
7/18/2008                           11390             9189
7/19/2008                           11390             9189
7/20/2008                           11390             9189
7/21/2008                           11235             9251
7/22/2008                           10948             9371
7/23/2008                           10929             9380
7/24/2008                           11585             9095
7/25/2008                           11496             9135
7/26/2008                           11496             9135
7/27/2008                           11496             9135
7/28/2008                           11765             9026
7/29/2008                           11269             9220
7/30/2008                           10939             9357
7/31/2008                           11255             9224
8/1/2008                            11306             9202
8/2/2008                            11306             9202
8/3/2008                            11306             9202
8/4/2008                            11728             9032
8/5/2008                            11237             9222
8/6/2008                            11071             9290
8/7/2008                            11404             9151
8/8/2008                            10908             9353
8/9/2008                            10908             9353
8/10/2008                           10908             9353
8/11/2008                           10702             9440
8/12/2008                           10914             9348
8/13/2008                           10843             9379
8/14/2008                           10674             9454
8/15/2008                           10690             9449
8/16/2008                           10690             9449
8/17/2008                           10690             9449
8/18/2008                           10966             9326
8/19/2008                           11181             9234
8/20/2008                           11091             9272
8/21/2008                           11068             9285
8/22/2008                           10863             9372
8/23/2008                           10863             9372
8/24/2008                           10863             9372
8/25/2008                           11305             9182
8/26/2008                           11202             9225
8/27/2008                           10929             9343
8/28/2008                           10578             9490
8/29/2008                           10824             9382
8/30/2008                           10824             9382
8/31/2008                           10824             9382
9/1/2008                            10824             9382
9/2/2008                            11029             9290
9/3/2008                            11177             9229
9/4/2008                            11730             9006
9/5/2008                            11651             9040
9/6/2008                            11651             9040
9/7/2008                            11651             9040
9/8/2008                            11335             9159
9/9/2008                            12224             8806
9/10/2008                           11900             8927
9/11/2008                           11770             8975
9/12/2008                           11508             9077
9/13/2008                           11508             9077
9/14/2008                           11508             9077
9/15/2008                           12508             8677
9/16/2008                           12007             8863
9/17/2008                           13075             8476
9/18/2008                           11804             8892
9/19/2008                           10821             9269
9/20/2008                           10821             9269
9/21/2008                           10821             9269
9/22/2008                           11830             8838
9/23/2008                           12101             8736
9/24/2008                           12369             8638
9/25/2008                           12099             8735
9/26/2008                           12270             8675
9/27/2008                           12270             8675
9/28/2008                           12270             8675
9/29/2008                           14058             8042
9/30/2008                           12881             8377
10/1/2008                           13185             8281
10/2/2008                           14685             7821
10/3/2008                           15398             7626
10/4/2008                           15398             7626
10/5/2008                           15398             7626
10/6/2008                           16771             7290
10/7/2008                           18620             6896
10/8/2008                           19105             6814
10/9/2008                           21763             6323
10/10/2008                          21621             6337
10/11/2008                          21621             6337
10/12/2008                          21621             6337
10/13/2008                          17004             7000
10/14/2008                          18001             6843
10/15/2008                          21348             6181
10/16/2008                          19718             6422
10/17/2008                          20221             6398
10/18/2008                          20221             6398
10/19/2008                          20221             6398
10/20/2008                          18132             6680
10/21/2008                          19242             6493
10/22/2008                          21383             6112
10/23/2008                          22462             5953
10/24/2008                          23836             5782
10/25/2008                          23836             5782
10/26/2008                          23836             5782
10/27/2008                          26022             5533
10/28/2008                          21205             6010
10/29/2008                          20889             6119
10/30/2008                          18988             6374
10/31/2008                          17890             6556




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (11/05/2007)
                                                                    ---------------
RYDEX INVERSE 2X S&P MIDCAP 400 ETF..............................            78.90%
S&P MIDCAP 400 TOTAL RETURN INDEX................................           -34.44%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

ANNUAL REPORT 12


RYDEX 2x RUSSELL 2000 ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Since its inception on 11/05/2007, Rydex 2x Russell 2000 ETF returned -59.79%. Over the same time period, its benchmark, the Russell 2000(R) Index, returned -31.04%. For the period since its inception, Rydex 2x Russell 2000 ETF achieved a daily correlation of 100% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Technology and consumer discretionary sector stocks contributed the most to the Russell 2000 Index's decline. Of course, signs of continued weakness in the economy stemming from the escalating financial crisis resulted in hard hits on stocks in these sectors. In large part, this was due to earnings expectations as both consumers and businesses alike curtailed their spending on software and retail goods.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2008

(Performance Graph)

                                   RYDEX 2X      RUSSELL 2000
                                 RUSSELL 2000    TOTAL RETURN
                                      ETF            INDEX
                                 ------------    ------------
11/5/2007                            10000           10000
11/6/2007                            10279           10144
11/7/2007                             9617            9818
11/8/2007                             9749            9881
11/9/2007                             9536            9773
11/10/2007                            9536            9773
11/11/2007                            9536            9773
11/12/2007                            9401            9706
11/13/2007                            9945            9986
11/14/2007                            9776            9903
11/15/2007                            9507            9765
11/16/2007                            9452            9739
11/17/2007                            9452            9739
11/18/2007                            9452            9739
11/19/2007                            8979            9497
11/20/2007                            8957            9485
11/21/2007                            8741            9372
11/22/2007                            8741            9372
11/23/2007                            9088            9558
11/24/2007                            9088            9558
11/25/2007                            9088            9558
11/26/2007                            8600            9306
11/27/2007                            8796            9410
11/28/2007                            9431            9750
11/29/2007                            9332            9701
11/30/2007                            9369            9722
12/1/2007                             9369            9722
12/2/2007                             9369            9722
12/3/2007                             9179            9624
12/4/2007                             8985            9524
12/5/2007                             9312            9697
12/6/2007                             9827            9967
12/7/2007                             9791            9949
12/8/2007                             9791            9949
12/9/2007                             9791            9949
12/10/2007                            9931           10021
12/11/2007                            9304            9705
12/12/2007                            9444            9777
12/13/2007                            9387            9749
12/14/2007                            9009            9553
12/15/2007                            9009            9553
12/16/2007                            9009            9553
12/17/2007                            8651            9365
12/18/2007                            9003            9555
12/19/2007                            9051            9582
12/20/2007                            9324            9727
12/21/2007                            9760            9956
12/22/2007                            9760            9956
12/23/2007                            9760            9956
12/24/2007                            9975           10068
12/25/2007                            9975           10068
12/26/2007                           10038           10102
12/27/2007                            9455            9810
12/28/2007                            9413            9789
12/29/2007                            9413            9789
12/30/2007                            9413            9789
12/31/2007                            9270            9716
1/1/2008                              9270            9716
1/2/2008                              8966            9559
1/3/2008                              8761            9451
1/4/2008                              8209            9154
1/5/2008                              8209            9154
1/6/2008                              8209            9154
1/7/2008                              8260            9184
1/8/2008                              7821            8942
1/9/2008                              7984            9034
1/10/2008                             8162            9137
1/11/2008                             7809            8940
1/12/2008                             7809            8940
1/13/2008                             7809            8940
1/14/2008                             7980            9040
1/15/2008                             7643            8849
1/16/2008                             7691            8880
1/17/2008                             7270            8635
1/18/2008                             7113            8542
1/19/2008                             7113            8542
1/20/2008                             7113            8542
1/21/2008                             7113            8542
1/22/2008                             7074            8521
1/23/2008                             7532            8799
1/24/2008                             7516            8790
1/25/2008                             7425            8738
1/26/2008                             7425            8738
1/27/2008                             7425            8738
1/28/2008                             7724            8913
1/29/2008                             7786            8950
1/30/2008                             7570            8827
1/31/2008                             7956            9054
2/1/2008                              8336            9272
2/2/2008                              8336            9272
2/3/2008                              8336            9272
2/4/2008                              8174            9183
2/5/2008                              7682            8906
2/6/2008                              7482            8791
2/7/2008                              7707            8922
2/8/2008                              7619            8873
2/9/2008                              7619            8873
2/10/2008                             7619            8873
2/11/2008                             7637            8884
2/12/2008                             7761            8957
2/13/2008                             8127            9168
2/14/2008                             7753            8957
2/15/2008                             7674            8909
2/16/2008                             7674            8909
2/17/2008                             7674            8909
2/18/2008                             7674            8909
2/19/2008                             7686            8919
2/20/2008                             7853            9017
2/21/2008                             7548            8843
2/22/2008                             7534            8833
2/23/2008                             7534            8833
2/24/2008                             7534            8833
2/25/2008                             7855            9024
2/26/2008                             8004            9111
2/27/2008                             7990            9101
2/28/2008                             7750            8966
2/29/2008                             7322            8718
3/1/2008                              7322            8718
3/2/2008                              7322            8718
3/3/2008                              7280            8693
3/4/2008                              7206            8653
3/5/2008                              7272            8688
3/6/2008                              6820            8423
3/7/2008                              6768            8389
3/8/2008                              6768            8389
3/9/2008                              6768            8389
3/10/2008                             6436            8184
3/11/2008                             7032            8564
3/12/2008                             6901            8484
3/13/2008                             7162            8642
3/14/2008                             6800            8429
3/15/2008                             6800            8429
3/16/2008                             6800            8429
3/17/2008                             6545            8271
3/18/2008                             7182            8672
3/19/2008                             6805            8446
3/20/2008                             7160            8666
3/21/2008                             7160            8666
3/22/2008                             7160            8666
3/23/2008                             7160            8666
3/24/2008                             7581            8919
3/25/2008                             7666            8970
3/26/2008                             7600            8930
3/27/2008                             7395            8810
3/28/2008                             7196            8694
3/29/2008                             7196            8694
3/30/2008                             7196            8694
3/31/2008                             7295            8755
4/1/2008                              7773            9043
4/2/2008                              7813            9065
4/3/2008                              7844            9082
4/4/2008                              7850            9084
4/5/2008                              7850            9084
4/6/2008                              7850            9084
4/7/2008                              7816            9071
4/8/2008                              7807            9062
4/9/2008                              7512            8890
4/10/2008                             7701            9005
4/11/2008                             7289            8761
4/12/2008                             7289            8761
4/13/2008                             7289            8761
4/14/2008                             7244            8734
4/15/2008                             7367            8811
4/16/2008                             7816            9083
4/17/2008                             7701            9014
4/18/2008                             7974            9181
4/19/2008                             7974            9181
4/20/2008                             7974            9181
4/21/2008                             7927            9142
4/22/2008                             7611            8960
4/23/2008                             7702            9016
4/24/2008                             7891            9130
4/25/2008                             7993            9191
4/26/2008                             7993            9191
4/27/2008                             7993            9191
4/28/2008                             8079            9237
4/29/2008                             7942            9156
4/30/2008                             7871            9121
5/1/2008                              8169            9295
5/2/2008                              8088            9244
5/3/2008                              8088            9244
5/4/2008                              8088            9244
5/5/2008                              8052            9226
5/6/2008                              8163            9296
5/7/2008                              7876            9123
5/8/2008                              7942            9166
5/9/2008                              7961            9173
5/10/2008                             7961            9173
5/11/2008                             7961            9173
5/12/2008                             8242            9341
5/13/2008                             8324            9388
5/14/2008                             8308            9379
5/15/2008                             8473            9473
5/16/2008                             8419            9445
5/17/2008                             8419            9445
5/18/2008                             8419            9445
5/19/2008                             8350            9411
5/20/2008                             8297            9375
5/21/2008                             8102            9267
5/22/2008                             8233            9342
5/23/2008                             8036            9229
5/24/2008                             8036            9229
5/25/2008                             8036            9229
5/26/2008                             8036            9229
5/27/2008                             8259            9360
5/28/2008                             8352            9414
5/29/2008                             8512            9505
5/30/2008                             8571            9540
5/31/2008                             8571            9540
6/1/2008                              8571            9540
6/2/2008                              8410            9448
6/3/2008                              8358            9422
6/4/2008                              8470            9483
6/5/2008                              8914            9733
6/6/2008                              8376            9441
6/7/2008                              8376            9441
6/8/2008                              8376            9441
6/9/2008                              8276            9376
6/10/2008                             8201            9343
6/11/2008                             7876            9157
6/12/2008                             7919            9183
6/13/2008                             8222            9359
6/14/2008                             8222            9359
6/15/2008                             8222            9359
6/16/2008                             8378            9450
6/17/2008                             8287            9398
6/18/2008                             8159            9323
6/19/2008                             8316            9414
6/20/2008                             8037            9260
6/21/2008                             8037            9260
6/22/2008                             8037            9260
6/23/2008                             7902            9185
6/24/2008                             7643            9033
6/25/2008                             7827            9140
6/26/2008                             7444            8917
6/27/2008                             7433            8914
6/28/2008                             7433            8914
6/29/2008                             7433            8914
6/30/2008                             7255            8806
7/1/2008                              7291            8831
7/2/2008                              6878            8585
7/3/2008                              6750            8502
7/4/2008                              6750            8502
7/5/2008                              6750            8502
7/6/2008                              6750            8502
7/7/2008                              6596            8406
7/8/2008                              7096            8719
7/9/2008                              6694            8477
7/10/2008                             6835            8562
7/11/2008                             6925            8621
7/12/2008                             6925            8621
7/13/2008                             6925            8621
7/14/2008                             6710            8488
7/15/2008                             6663            8460
7/16/2008                             7159            8772
7/17/2008                             7369            8899
7/18/2008                             7289            8854
7/19/2008                             7289            8854
7/20/2008                             7289            8854
7/21/2008                             7389            8912
7/22/2008                             7794            9157
7/23/2008                             7846            9188
7/24/2008                             7482            8973
7/25/2008                             7648            9075
7/26/2008                             7648            9075
7/27/2008                             7648            9075
7/28/2008                             7341            8893
7/29/2008                             7732            9130
7/30/2008                             7822            9186
7/31/2008                             7721            9132
8/1/2008                              7765            9153
8/2/2008                              7765            9153
8/3/2008                              7765            9153
8/4/2008                              7502            9000
8/5/2008                              7860            9216
8/6/2008                              7968            9278
8/7/2008                              7701            9119
8/8/2008                              8138            9386
8/9/2008                              8138            9386
8/10/2008                             8138            9386
8/11/2008                             8516            9601
8/12/2008                             8376            9523
8/13/2008                             8442            9560
8/14/2008                             8590            9646
8/15/2008                             8568            9633
8/16/2008                             8568            9633
8/17/2008                             8568            9633
8/18/2008                             8301            9488
8/19/2008                             8041            9337
8/20/2008                             8080            9357
8/21/2008                             7932            9276
8/22/2008                             8208            9434
8/23/2008                             8208            9434
8/24/2008                             8208            9434
8/25/2008                             7825            9216
8/26/2008                             7886            9254
8/27/2008                             8093            9376
8/28/2008                             8424            9568
8/29/2008                             8235            9462
8/30/2008                             8235            9462
8/31/2008                             8235            9462
9/1/2008                              8235            9462
9/2/2008                              8220            9449
9/3/2008                              8299            9493
9/4/2008                              7771            9196
9/5/2008                              7769            9199
9/6/2008                              7769            9199
9/7/2008                              7769            9199
9/8/2008                              8081            9379
9/9/2008                              7513            9052
9/10/2008                             7717            9178
9/11/2008                             7772            9204
9/12/2008                             7794            9221
9/13/2008                             7794            9221
9/14/2008                             7794            9221
9/15/2008                             7140            8830
9/16/2008                             7573            9099
9/17/2008                             6826            8660
9/18/2008                             7776            9266
9/19/2008                             8471            9651
9/20/2008                             8471            9651
9/21/2008                             8471            9651
9/22/2008                             7746            9225
9/23/2008                             7527            9081
9/24/2008                             7316            8935
9/25/2008                             7460            9038
9/26/2008                             7466            9030
9/27/2008                             7466            9030
9/28/2008                             7466            9030
9/29/2008                             6409            8428
9/30/2008                             6951            8708
10/1/2008                             6728            8606
10/2/2008                             6022            8172
10/3/2008                             5727            7938
10/4/2008                             5727            7938
10/5/2008                             5727            7938
10/6/2008                             5279            7637
10/7/2008                             4597            7163
10/8/2008                             4369            7005
10/9/2008                             3635            6399
10/10/2008                            3998            6698
10/11/2008                            3998            6698
10/12/2008                            3998            6698
10/13/2008                            4713            7319
10/14/2008                            4441            7111
10/15/2008                            3616            6438
10/16/2008                            4117            6880
10/17/2008                            3913            6752
10/18/2008                            3913            6752
10/19/2008                            3913            6752
10/20/2008                            4246            7014
10/21/2008                            4008            6806
10/22/2008                            3590            6437
10/23/2008                            3380            6282
10/24/2008                            3129            6041
10/25/2008                            3129            6041
10/26/2008                            3129            6041
10/27/2008                            2824            5750
10/28/2008                            3278            6188
10/29/2008                            3344            6297
10/30/2008                            3691            6596
10/31/2008                            4021            6896




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (11/05/2007)
                                                                    ---------------
RYDEX 2X RUSSELL 2000 ETF........................................           -59.79%
RUSSELL 2000 TOTAL RETURN INDEX..................................           -31.04%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 13



RYDEX 2x RUSSELL 2000 ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

      DESCRIPTION                                                   % OF NET ASSETS
------------------------------------------------------------------------------------
CORVEL CORP                                                               0.77%
RALCORP HOLDINGS, INC                                                     0.37%
ALEXION PHARMACEUTICALS, INC                                              0.31%
MYRIAD GENETICS, INC                                                      0.28%
WASTE CONNECTIONS, INC                                                    0.26%
PIEDMONT NATURAL GAS CO., INC                                             0.24%
REALTY INCOME CORP                                                        0.23%
FLOWERS FOODS, INC                                                        0.22%
COMSTOCK RESOURCES, INC                                                   0.22%
SENIOR HOUSING PROPERTIES TRUST                                           0.22%

------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Industrials                                  26.78
Financials                                   19.60
Information Technology                       14.23
Health Care                                  13.49
Consumer Discretionary                       10.03
Energy                                        4.68
Utilities                                     3.34
Consumer Staples                              3.53
Materials                                     3.38
Telecommunication Services                    0.94




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

ANNUAL REPORT 14


RYDEX INVERSE 2x RUSSELL 2000 ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Since its inception on 11/05/2007, Rydex Inverse 2x Russell 2000 ETF returned 48.79%. Over the same time period, its benchmark the Russell 2000 returned -31.04%. For the period since its inception, Rydex Inverse 2x Russell 2000 ETF achieved a daily correlation of 100% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Technology and consumer discretionary sectors were not immune to the global economic crisis and contributed the most to the Russell 2000 Index's decline for the year. Of course, signs of continued weakness in the global economy saw stocks in these sectors get hit hard as consumers and businesses alike reigned in their spending on software and services.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2008

(Performance Graph)

                                 RYDEX INVERSE    RUSSELL 2000
                                   2X RUSSELL     TOTAL RETURN
                                    2000 ETF          INDEX
                                 -------------    ------------
11/5/2007                            10000            10000
11/6/2007                             9709            10144
11/7/2007                            10345             9818
11/8/2007                            10209             9881
11/9/2007                            10449             9773
11/10/2007                           10449             9773
11/11/2007                           10449             9773
11/12/2007                           10601             9706
11/13/2007                            9999             9986
11/14/2007                           10163             9903
11/15/2007                           10443             9765
11/16/2007                           10513             9739
11/17/2007                           10513             9739
11/18/2007                           10513             9739
11/19/2007                           11041             9497
11/20/2007                           11071             9485
11/21/2007                           11349             9372
11/22/2007                           11349             9372
11/23/2007                           10899             9558
11/24/2007                           10899             9558
11/25/2007                           10899             9558
11/26/2007                           11488             9306
11/27/2007                           11217             9410
11/28/2007                           10408             9750
11/29/2007                           10521             9701
11/30/2007                           10488             9722
12/1/2007                            10488             9722
12/2/2007                            10488             9722
12/3/2007                            10705             9624
12/4/2007                            10931             9524
12/5/2007                            10533             9697
12/6/2007                             9951             9967
12/7/2007                             9992             9949
12/8/2007                             9992             9949
12/9/2007                             9992             9949
12/10/2007                            9845            10021
12/11/2007                           10483             9705
12/12/2007                           10324             9777
12/13/2007                           10393             9749
12/14/2007                           10815             9553
12/15/2007                           10815             9553
12/16/2007                           10815             9553
12/17/2007                           11240             9365
12/18/2007                           10777             9555
12/19/2007                           10732             9582
12/20/2007                           10408             9727
12/21/2007                            9928             9956
12/22/2007                            9928             9956
12/23/2007                            9928             9956
12/24/2007                            9708            10068
12/25/2007                            9708            10068
12/26/2007                            9652            10102
12/27/2007                           10209             9810
12/28/2007                           10264             9789
12/29/2007                           10264             9789
12/30/2007                           10264             9789
12/31/2007                           10414             9716
1/1/2008                             10414             9716
1/2/2008                             10757             9559
1/3/2008                             11013             9451
1/4/2008                             11702             9154
1/5/2008                             11702             9154
1/6/2008                             11702             9154
1/7/2008                             11628             9184
1/8/2008                             12258             8942
1/9/2008                             11984             9034
1/10/2008                            11727             9137
1/11/2008                            12235             8940
1/12/2008                            12235             8940
1/13/2008                            12235             8940
1/14/2008                            11971             9040
1/15/2008                            12472             8849
1/16/2008                            12413             8880
1/17/2008                            13080             8635
1/18/2008                            13356             8542
1/19/2008                            13356             8542
1/20/2008                            13356             8542
1/21/2008                            13356             8542
1/22/2008                            13450             8521
1/23/2008                            12582             8799
1/24/2008                            12610             8790
1/25/2008                            12771             8738
1/26/2008                            12771             8738
1/27/2008                            12771             8738
1/28/2008                            12255             8913
1/29/2008                            12155             8950
1/30/2008                            12500             8827
1/31/2008                            11864             9054
2/1/2008                             11292             9272
2/2/2008                             11292             9272
2/3/2008                             11292             9272
2/4/2008                             11512             9183
2/5/2008                             12199             8906
2/6/2008                             12528             8791
2/7/2008                             12148             8922
2/8/2008                             12298             8873
2/9/2008                             12298             8873
2/10/2008                            12298             8873
2/11/2008                            12271             8884
2/12/2008                            12071             8957
2/13/2008                            11506             9168
2/14/2008                            12034             8957
2/15/2008                            12155             8909
2/16/2008                            12155             8909
2/17/2008                            12155             8909
2/18/2008                            12155             8909
2/19/2008                            12141             8919
2/20/2008                            11877             9017
2/21/2008                            12347             8843
2/22/2008                            12373             8833
2/23/2008                            12373             8833
2/24/2008                            12373             8833
2/25/2008                            11849             9024
2/26/2008                            11624             9111
2/27/2008                            11648             9101
2/28/2008                            12002             8966
2/29/2008                            12666             8718
3/1/2008                             12666             8718
3/2/2008                             12666             8718
3/3/2008                             12743             8693
3/4/2008                             12874             8653
3/5/2008                             12760             8688
3/6/2008                             13556             8423
3/7/2008                             13664             8389
3/8/2008                             13664             8389
3/9/2008                             13664             8389
3/10/2008                            14327             8184
3/11/2008                            13007             8564
3/12/2008                            13262             8484
3/13/2008                            12764             8642
3/14/2008                            13410             8429
3/15/2008                            13410             8429
3/16/2008                            13410             8429
3/17/2008                            13909             8271
3/18/2008                            12573             8672
3/19/2008                            13234             8446
3/20/2008                            12558             8666
3/21/2008                            12558             8666
3/22/2008                            12558             8666
3/23/2008                            12558             8666
3/24/2008                            11826             8919
3/25/2008                            11694             8970
3/26/2008                            11799             8930
3/27/2008                            12116             8810
3/28/2008                            12441             8694
3/29/2008                            12441             8694
3/30/2008                            12441             8694
3/31/2008                            12270             8755
4/1/2008                             11467             9043
4/2/2008                             11416             9065
4/3/2008                             11375             9082
4/4/2008                             11375             9084
4/5/2008                             11375             9084
4/6/2008                             11375             9084
4/7/2008                             11410             9071
4/8/2008                             11436             9062
4/9/2008                             11871             8890
4/10/2008                            11566             9005
4/11/2008                            12200             8761
4/12/2008                            12200             8761
4/13/2008                            12200             8761
4/14/2008                            12273             8734
4/15/2008                            12063             8811
4/16/2008                            11330             9083
4/17/2008                            11499             9014
4/18/2008                            11088             9181
4/19/2008                            11088             9181
4/20/2008                            11088             9181
4/21/2008                            11168             9142
4/22/2008                            11616             8960
4/23/2008                            11475             9016
4/24/2008                            11191             9130
4/25/2008                            11049             9191
4/26/2008                            11049             9191
4/27/2008                            11049             9191
4/28/2008                            10934             9237
4/29/2008                            11125             9156
4/30/2008                            11217             9121
5/1/2008                             10796             9295
5/2/2008                             10913             9244
5/3/2008                             10913             9244
5/4/2008                             10913             9244
5/5/2008                             10960             9226
5/6/2008                             10803             9296
5/7/2008                             11192             9123
5/8/2008                             11094             9166
5/9/2008                             11080             9173
5/10/2008                            11080             9173
5/11/2008                            11080             9173
5/12/2008                            10682             9341
5/13/2008                            10576             9388
5/14/2008                            10596             9379
5/15/2008                            10386             9473
5/16/2008                            10452             9445
5/17/2008                            10452             9445
5/18/2008                            10452             9445
5/19/2008                            10531             9411
5/20/2008                            10604             9375
5/21/2008                            10852             9267
5/22/2008                            10678             9342
5/23/2008                            10941             9229
5/24/2008                            10941             9229
5/25/2008                            10941             9229
5/26/2008                            10941             9229
5/27/2008                            10636             9360
5/28/2008                            10516             9414
5/29/2008                            10316             9505
5/30/2008                            10249             9540
5/31/2008                            10249             9540
6/1/2008                             10249             9540
6/2/2008                             10440             9448
6/3/2008                             10502             9422
6/4/2008                             10367             9483
6/5/2008                              9819             9733
6/6/2008                             10412             9441
6/7/2008                             10412             9441
6/8/2008                             10412             9441
6/9/2008                             10551             9376
6/10/2008                            10635             9343
6/11/2008                            11055             9157
6/12/2008                            10998             9183
6/13/2008                            10580             9359
6/14/2008                            10580             9359
6/15/2008                            10580             9359
6/16/2008                            10374             9450
6/17/2008                            10488             9398
6/18/2008                            10651             9323
6/19/2008                            10448             9414
6/20/2008                            10798             9260
6/21/2008                            10798             9260
6/22/2008                            10798             9260
6/23/2008                            10977             9185
6/24/2008                            11339             9033
6/25/2008                            11071             9140
6/26/2008                            11613             8917
6/27/2008                            11633             8914
6/28/2008                            11633             8914
6/29/2008                            11633             8914
6/30/2008                            11908             8806
7/1/2008                             11851             8831
7/2/2008                             12522             8585
7/3/2008                             12759             8502
7/4/2008                             12759             8502
7/5/2008                             12759             8502
7/6/2008                             12759             8502
7/7/2008                             13049             8406
7/8/2008                             12089             8719
7/9/2008                             12774             8477
7/10/2008                            12501             8562
7/11/2008                            12341             8621
7/12/2008                            12341             8621
7/13/2008                            12341             8621
7/14/2008                            12724             8488
7/15/2008                            12813             8460
7/16/2008                            11875             8772
7/17/2008                            11528             8899
7/18/2008                            11658             8854
7/19/2008                            11658             8854
7/20/2008                            11658             8854
7/21/2008                            11499             8912
7/22/2008                            10865             9157
7/23/2008                            10799             9188
7/24/2008                            11303             8973
7/25/2008                            11054             9075
7/26/2008                            11054             9075
7/27/2008                            11054             9075
7/28/2008                            11499             8893
7/29/2008                            10887             9130
7/30/2008                            10758             9186
7/31/2008                            10891             9132
8/1/2008                             10838             9153
8/2/2008                             10838             9153
8/3/2008                             10838             9153
8/4/2008                             11205             9000
8/5/2008                             10674             9216
8/6/2008                             10527             9278
8/7/2008                             10886             9119
8/8/2008                             10259             9386
8/9/2008                             10259             9386
8/10/2008                            10259             9386
8/11/2008                             9780             9601
8/12/2008                             9942             9523
8/13/2008                             9864             9560
8/14/2008                             9690             9646
8/15/2008                             9718             9633
8/16/2008                             9718             9633
8/17/2008                             9718             9633
8/18/2008                            10019             9488
8/19/2008                            10341             9337
8/20/2008                            10291             9357
8/21/2008                            10479             9276
8/22/2008                            10121             9434
8/23/2008                            10121             9434
8/24/2008                            10121             9434
8/25/2008                            10589             9216
8/26/2008                            10507             9254
8/27/2008                            10229             9376
8/28/2008                             9814             9568
8/29/2008                            10036             9462
8/30/2008                            10036             9462
8/31/2008                            10036             9462
9/1/2008                             10036             9462
9/2/2008                             10059             9449
9/3/2008                              9965             9493
9/4/2008                             10503             9196
9/5/2008                             10604             9199
9/6/2008                             10604             9199
9/7/2008                             10604             9199
9/8/2008                             10183             9379
9/9/2008                             10903             9052
9/10/2008                            10619             9178
9/11/2008                            10536             9204
9/12/2008                            10508             9221
9/13/2008                            10508             9221
9/14/2008                            10508             9221
9/15/2008                            11384             8830
9/16/2008                            10763             9099
9/17/2008                            11838             8660
9/18/2008                            10224             9266
9/19/2008                             9325             9651
9/20/2008                             9325             9651
9/21/2008                             9325             9651
9/22/2008                            10140             9225
9/23/2008                            10433             9081
9/24/2008                            10725             8935
9/25/2008                            10515             9038
9/26/2008                            10513             9030
9/27/2008                            10513             9030
9/28/2008                            10513             9030
9/29/2008                            11984             8428
9/30/2008                            11012             8708
10/1/2008                            11405             8606
10/2/2008                            12589             8172
10/3/2008                            13185             7938
10/4/2008                            13185             7938
10/5/2008                            13185             7938
10/6/2008                            14209             7637
10/7/2008                            16010             7163
10/8/2008                            16814             7005
10/9/2008                            19520             6399
10/10/2008                           17552             6698
10/11/2008                           17552             6698
10/12/2008                           17552             6698
10/13/2008                           14385             7319
10/14/2008                           15347             7111
10/15/2008                           18162             6438
10/16/2008                           15664             6880
10/17/2008                           16555             6752
10/18/2008                           16555             6752
10/19/2008                           16555             6752
10/20/2008                           15128             7014
10/21/2008                           16013             6806
10/22/2008                           17648             6437
10/23/2008                           18696             6282
10/24/2008                           20045             6041
10/25/2008                           20045             6041
10/26/2008                           20045             6041
10/27/2008                           21994             5750
10/28/2008                           18454             6188
10/29/2008                           18338             6297
10/30/2008                           16414             6596
10/31/2008                           14879             6896




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (11/05/2007)
                                                                    ---------------
RYDEX INVERSE 2X RUSSELL 2000 ETF................................            48.79%
RUSSELL 2000 TOTAL RETURN INDEX..................................           -31.04%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 15



RYDEX 2x S&P SELECT SECTOR ENERGY ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

With the energy sector suffering significant losses during the one-year period ended October 31, 2008, it's not surprising that Rydex 2x S&P Select Sector Energy ETF returned -72.94%. since its inception on 6/10/2008. In that period, its benchmark, the Energy Select Sector Index, returned -40.70%. Rydex 2x S&P Select Sector Energy ETF achieved a daily correlation of 100% to its benchmark of 200% of the daily price movement of the Energy Select Sector Index.

Soaring oil and coal prices helped to ensure that energy stocks delivered some of the best-performing companies in the first half of 2008. In the second quarter alone, coal industry stocks jumped 65% on rising coal prices. Oil and gas exploration companies jumped nearly 32% in tandem with record oil prices as expectations for continued international energy demands would lead to increases in spending on oil and gas exploration. However, during the summer, rising inflation concerns both in the United States and abroad, coupled with the continued housing and financial crises, caused concerns about a global economic slowdown. Cost-conscious consumers began to drive less and conserve electricity. By July month-end, oil prices began a rapid descent that saw prices as low as $68 by the end of October. The once high-flying coal companies also suffered as oil prices declined due to a waning demand for alternative energy sources.

Since the ETF's inception on 6/10/2008 through the year ended 10/31/2008, coal and consumable fuel companies fell an average of 67%. Given their relatively small weight in the portfolio their effect on total return was minor compared to that of integrated oil and gas companies such as ExxonMobil (XOM) and Chevron
(CVX). With more than 50% exposure to this sector in the portfolio, negative performance from this industry was the primary driver of positive returns.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2008

(Performance Graph)

                                RYDEX
                               2X S&P          S&P 500
                           SELECT SECTOR    TOTAL RETURN     ENERGY SELECT
                           ENERGY ETF(A)      INDEX(B)      SECTOR INDEX(C)
                           -------------    ------------    ---------------
6/10/2008                      10000            10000            10000
6/11/2008                      10168             9833            10084
6/12/2008                       9808             9866             9905
6/13/2008                      10020            10015            10011
6/14/2008                      10020            10015            10011
6/15/2008                      10020            10015            10011
6/16/2008                      10091            10016            10047
6/17/2008                      10468             9948            10236
6/18/2008                      10481             9851            10243
6/19/2008                      10019             9891            10017
6/20/2008                       9881             9708             9950
6/21/2008                       9881             9708             9950
6/22/2008                       9881             9708             9950
6/23/2008                      10648             9708            10334
6/24/2008                      10280             9681            10156
6/25/2008                      10145             9738            10091
6/26/2008                       9937             9455             9988
6/27/2008                      10137             9420            10088
6/28/2008                      10137             9420            10088
6/29/2008                      10137             9420            10088
6/30/2008                      10477             9432            10258
7/1/2008                       10607             9470            10322
7/2/2008                        9859             9298             9957
7/3/2008                        9703             9309             9880
7/4/2008                        9703             9309             9880
7/5/2008                        9703             9309             9880
7/6/2008                        9703             9309             9880
7/7/2008                        9224             9231             9637
7/8/2008                        8929             9392             9485
7/9/2008                        8516             9179             9265
7/10/2008                       9004             9243             9530
7/11/2008                       8900             9141             9475
7/12/2008                       8900             9141             9475
7/13/2008                       8900             9141             9475
7/14/2008                       9047             9059             9555
7/15/2008                       8267             8960             9143
7/16/2008                       7900             9186             8944
7/17/2008                       7584             9297             8767
7/18/2008                       7804             9299             8897
7/19/2008                       7804             9299             8897
7/20/2008                       7804             9299             8897
7/21/2008                       8287             9295             9174
7/22/2008                       7852             9420             8933
7/23/2008                       7193             9459             8559
7/24/2008                       7108             9240             8509
7/25/2008                       7256             9279             8599
7/26/2008                       7256             9279             8599
7/27/2008                       7256             9279             8599
7/28/2008                       7211             9106             8572
7/29/2008                       7073             9320             8487
7/30/2008                       7901             9476             8987
7/31/2008                       7360             9353             8677
8/1/2008                        7313             9301             8652
8/2/2008                        7313             9301             8652
8/3/2008                        7313             9301             8652
8/4/2008                        6560             9217             8208
8/5/2008                        6665             9483             8275
8/6/2008                        6968             9519             8465
8/7/2008                        6755             9349             8334
8/8/2008                        6628             9573             8258
8/9/2008                        6628             9573             8258
8/10/2008                       6628             9573             8258
8/11/2008                       6588             9642             8226
8/12/2008                       6527             9526             8188
8/13/2008                       7009             9501             8489
8/14/2008                       6824             9554             8376
8/15/2008                       6567             9594             8213
8/16/2008                       6567             9594             8213
8/17/2008                       6567             9594             8213
8/18/2008                       6407             9450             8112
8/19/2008                       6791             9363             8355
8/20/2008                       7219             9421             8617
8/21/2008                       7548             9446             8814
8/22/2008                       7271             9554             8653
8/23/2008                       7271             9554             8653
8/24/2008                       7271             9554             8653
8/25/2008                       7069             9366             8534
8/26/2008                       7329             9401             8692
8/27/2008                       7529             9478             8811
8/28/2008                       7372             9620             8718
8/29/2008                       7185             9488             8608
8/30/2008                       7185             9488             8608
8/31/2008                       7185             9488             8608
9/1/2008                        7185             9488             8608
9/2/2008                        6469             9450             8181
9/3/2008                        6385             9435             8129
9/4/2008                        6128             9153             7964
9/5/2008                        6083             9194             7936
9/6/2008                        6083             9194             7936
9/7/2008                        6083             9194             7936
9/8/2008                        5963             9384             7856
9/9/2008                        5149             9064             7320
9/10/2008                       5537             9120             7593
9/11/2008                       5717             9249             7717
9/12/2008                       6056             9269             7947
9/13/2008                       6056             9269             7947
9/14/2008                       6056             9269             7947
9/15/2008                       5167             8832             7364
9/16/2008                       5559             8987             7641
9/17/2008                       5281             8563             7451
9/18/2008                       5604             8937             7673
9/19/2008                       6423             9297             8234
9/20/2008                       6423             9297             8234
9/21/2008                       6423             9297             8234
9/22/2008                       6273             8942             8140
9/23/2008                       5877             8802             7885
9/24/2008                       5875             8785             7884
9/25/2008                       6133             8958             8058
9/26/2008                       5870             8988             7886
9/27/2008                       5870             8988             7886
9/28/2008                       5870             8988             7886
9/29/2008                       4505             8198             6986
9/30/2008                       5055             8643             7407
10/1/2008                       4824             8605             7239
10/2/2008                       4125             8259             6729
10/3/2008                       4097             8148             6707
10/4/2008                       4097             8148             6707
10/5/2008                       4097             8148             6707
10/6/2008                       3750             7834             6425
10/7/2008                       3273             7385             6022
10/8/2008                       3336             7305             6078
10/9/2008                       2555             6749             5380
10/10/2008                      2127             6670             4936
10/11/2008                      2127             6670             4936
10/12/2008                      2127             6670             4936
10/13/2008                      2945             7442             5883
10/14/2008                      2943             7403             5883
10/15/2008                      2010             6735             4948
10/16/2008                      2308             7021             5314
10/17/2008                      2316             6978             5325
10/18/2008                      2316             6978             5325
10/19/2008                      2316             6978             5325
10/20/2008                      2852             7310             5930
10/21/2008                      2615             7085             5682
10/22/2008                      2048             6654             5067
10/23/2008                      2290             6739             5374
10/24/2008                      2104             6506             5154
10/25/2008                      2104             6506             5154
10/26/2008                      2104             6506             5154
10/27/2008                      1844             6300             4844
10/28/2008                      2273             6979             5405
10/29/2008                      2408             6903             5562
10/30/2008                      2652             7082             5840
10/31/2008                      2706             7191             5902




    Data Points for the line graph do not reflect the reinvestment of dividends on securities in the index.

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (06/10/2008)
                                                                    ---------------
RYDEX 2X S&P SELECT SECTOR ENERGY ETF............................           -72.94%
ENERGY SELECT SECTOR INDEX.......................................           -40.70%
S&P 500 TOTAL RETURN INDEX.......................................           -28.09%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

ANNUAL REPORT 16


RYDEX 2x S&P SELECT SECTOR ENERGY ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                         18.48%
CHEVRON CORP.                                                             11.83%
CONOCOPHILLIPS                                                             6.20%
OCCIDENTAL PETROLEUM CORP.                                                 3.89%
SCHLUMBERGER, LTD.                                                         3.31%
DEVON ENERGY CORP.                                                         3.26%
APACHE CORP.                                                               2.65%
TRANSOCEAN, INC.                                                           2.48%
EOG RESOURCES, INC.                                                        2.08%
XTO ENERGY, INC.                                                           2.05%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Oil, Gas & Consumable Fuels                  77.24
Energy Equipment & Services                  17.11
Road & Rail                                   5.65




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                                ANNUAL REPORT 17



RYDEX INVERSE 2x S&P SELECT SECTOR ENERGY ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Since its inception on 6/10/2008, Rydex Inverse 2x S&P Select Sector Energy ETF returned 49.75%. Since inception, its benchmark, the Energy Select Sector Index, returned -40.70%. The ETF achieved a daily correlation of 100% to its benchmark of -200% of the daily price movement of the Energy Select Sector Index.

Soaring oil and coal prices helped to ensure that energy stocks delivered some of the best-performing companies in the first half of 2008. In the second quarter alone, coal industry stocks jumped 65% on rising coal prices. Oil and gas exploration companies jumped nearly 32% in tandem with record oil prices as expectations for continued international energy demands would lead to increases in spending on oil and gas exploration. However, during the summer, rising inflation concerns both in the United States and abroad, coupled with the continued housing and financial crises, caused concerns about a global economic slowdown. Cost-conscious consumers began to drive less and conserve electricity. By July month-end, oil prices began a rapid descent that saw prices as low as $68 by the end of October. The once high-flying coal companies also suffered as oil prices declined due to a waning demand for alternative energy sources.

Since the ETF's inception on 6/10/2008 through the year ended 10/31/2008, coal and consumable fuel companies fell an average of 67%. Given their relatively small weight in the portfolio their effect on total return was minor compared to that of integrated oil and gas companies such as ExxonMobil (XOM) and Chevron
(CVX). With more than 50% exposure to this sector in the portfolio, negative performance from this industry was the primary driver of positive returns.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2008

(Performance Graph)

                                RYDEX
                             INVERSE 2X
                             S&P SELECT            S&P             ENERGY
                           SECTOR ENERGY       500 TOTAL       SELECT SECTOR
                               ETF(A)       RETURN INDEX(B)       INDEX(C)
                           -------------    ---------------    -------------
6/10/2008                      10000             10000             10000
6/11/2008                       9831              9833             10084
6/12/2008                      10176              9866              9905
6/13/2008                       9964             10015             10011
6/14/2008                       9964             10015             10011
6/15/2008                       9964             10015             10011
6/16/2008                       9895             10016             10047
6/17/2008                       9523              9948             10236
6/18/2008                       9511              9851             10243
6/19/2008                       9933              9891             10017
6/20/2008                      10069              9708              9950
6/21/2008                      10069              9708              9950
6/22/2008                      10069              9708              9950
6/23/2008                       9299              9708             10334
6/24/2008                       9621              9681             10156
6/25/2008                       9747              9738             10091
6/26/2008                       9943              9455              9988
6/27/2008                       9749              9420             10088
6/28/2008                       9749              9420             10088
6/29/2008                       9749              9420             10088
6/30/2008                       9423              9432             10258
7/1/2008                        9308              9470             10322
7/2/2008                        9972              9298              9957
7/3/2008                       10127              9309              9880
7/4/2008                       10127              9309              9880
7/5/2008                       10127              9309              9880
7/6/2008                       10127              9309              9880
7/7/2008                       10621              9231              9637
7/8/2008                       10949              9392              9485
7/9/2008                       11456              9179              9265
7/10/2008                      10811              9243              9530
7/11/2008                      10940              9141              9475
7/12/2008                      10940              9141              9475
7/13/2008                      10940              9141              9475
7/14/2008                      10759              9059              9555
7/15/2008                      11677              8960              9143
7/16/2008                      12173              9186              8944
7/17/2008                      12657              9297              8767
7/18/2008                      12280              9299              8897
7/19/2008                      12280              9299              8897
7/20/2008                      12280              9299              8897
7/21/2008                      11516              9295              9174
7/22/2008                      12119              9420              8933
7/23/2008                      13133              9459              8559
7/24/2008                      13289              9240              8509
7/25/2008                      13009              9279              8599
7/26/2008                      13009              9279              8599
7/27/2008                      13009              9279              8599
7/28/2008                      13092              9106              8572
7/29/2008                      13339              9320              8487
7/30/2008                      11759              9476              8987
7/31/2008                      12572              9353              8677
8/1/2008                       12651              9301              8652
8/2/2008                       12651              9301              8652
8/3/2008                       12651              9301              8652
8/4/2008                       13933              9217              8208
8/5/2008                       13705              9483              8275
8/6/2008                       13068              9519              8465
8/7/2008                       13476              9349              8334
8/8/2008                       13728              9573              8258
8/9/2008                       13728              9573              8258
8/10/2008                      13728              9573              8258
8/11/2008                      13812              9642              8226
8/12/2008                      13943              9526              8188
8/13/2008                      12923              9501              8489
8/14/2008                      13267              9554              8376
8/15/2008                      13765              9594              8213
8/16/2008                      13765              9594              8213
8/17/2008                      13765              9594              8213
8/18/2008                      14101              9450              8112
8/19/2008                      13253              9363              8355
8/20/2008                      12417              9421              8617
8/21/2008                      11851              9446              8814
8/22/2008                      12285              9554              8653
8/23/2008                      12285              9554              8653
8/24/2008                      12285              9554              8653
8/25/2008                      12628              9366              8534
8/26/2008                      12156              9401              8692
8/27/2008                      11825              9478              8811
8/28/2008                      12077              9620              8718
8/29/2008                      12388              9488              8608
8/30/2008                      12388              9488              8608
8/31/2008                      12388              9488              8608
9/1/2008                       12388              9488              8608
9/2/2008                       13615              9450              8181
9/3/2008                       13791              9435              8129
9/4/2008                       14359              9153              7964
9/5/2008                       14465              9194              7936
9/6/2008                       14465              9194              7936
9/7/2008                       14465              9194              7936
9/8/2008                       14749              9384              7856
9/9/2008                       16764              9064              7320
9/10/2008                      15535              9120              7593
9/11/2008                      15031              9249              7717
9/12/2008                      14129              9269              7947
9/13/2008                      14129              9269              7947
9/14/2008                      14129              9269              7947
9/15/2008                      16209              8832              7364
9/16/2008                      15020              8987              7641
9/17/2008                      15777              8563              7451
9/18/2008                      14905              8937              7673
9/19/2008                      12820              9297              8234
9/20/2008                      12820              9297              8234
9/21/2008                      12820              9297              8234
9/22/2008                      13101              8942              8140
9/23/2008                      13882              8802              7885
9/24/2008                      13886              8785              7884
9/25/2008                      13284              8958              8058
9/26/2008                      13848              8988              7886
9/27/2008                      13848              8988              7886
9/28/2008                      13848              8988              7886
9/29/2008                      16952              8198              6986
9/30/2008                      14936              8643              7407
10/1/2008                      15602              8605              7239
10/2/2008                      17743              8259              6729
10/3/2008                      17862              8148              6707
10/4/2008                      17862              8148              6707
10/5/2008                      17862              8148              6707
10/6/2008                      19354              7834              6425
10/7/2008                      21796              7385              6022
10/8/2008                      21451              7305              6078
10/9/2008                      26238              6749              5380
10/10/2008                     30401              6670              4936
10/11/2008                     30401              6670              4936
10/12/2008                     30401              6670              4936
10/13/2008                     19002              7442              5883
10/14/2008                     19041              7403              5883
10/15/2008                     24990              6735              4948
10/16/2008                     21342              7021              5314
10/17/2008                     21258              6978              5325
10/18/2008                     21258              6978              5325
10/19/2008                     21258              6978              5325
10/20/2008                     16598              7310              5930
10/21/2008                     18003              7085              5682
10/22/2008                     21823              6654              5067
10/23/2008                     19171              6739              5374
10/24/2008                     20760              6506              5154
10/25/2008                     20760              6506              5154
10/26/2008                     20760              6506              5154
10/27/2008                     23129              6300              4844
10/28/2008                     17949              6979              5405
10/29/2008                     16887              6903              5562
10/30/2008                     15313              7082              5840
10/31/2008                     14976              7191              5902




    Data Points for the line graph do not reflect the reinvestment of dividends on securities in the index.

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (06/10/2008)
                                                                    ---------------
RYDEX INVERSE 2X S&P SELECT SECTOR ENERGY ETF....................            49.75%
ENERGY SELECT SECTOR INDEX.......................................           -40.70%
S&P 500 TOTAL RETURN INDEX.......................................           -28.09%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

ANNUAL REPORT 18


RYDEX 2x S&P SELECT SECTOR FINANCIALS ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Since its inception on 06/10/2008, Rydex 2x S&P Select Sector Financials ETF returned -64.51%. Over the same time period, its benchmark, the Financials Select Sector Index, returned -31.31%. For the period since its inception, this ETF achieved a daily correlation of 100% to its benchmark of 200% of the daily price movement of the Financials Select Sector Index.

Financial concerns that began in the fall of 2007 accelerated into a global economic crisis culminating in a historic government intervention and restrictions on short sales of financial companies. The market witnessed stunning failures of major investment banks due to the toxic housing-backed debt instruments. Bear Stearns was purchased by JP Morgan, the government took control of Fannie Mae and Freddie Mac, and parts of Lehman Brothers were acquired by Barclays. Wall Street institution Merrill Lynch was acquired by Bank of America, and the two remaining investment banks, Goldman Sachs and Morgan Stanley, changed their structure to become bank holding companies in order to access much needed financing from the Federal Reserve. Not only did investment banks have trouble, but insurance companies found themselves facing catastrophic ratings downgrades. Multi-line insurers like AIG and investment banks like Goldman Sachs contributed significantly to the benchmark's loss, with AIG losing more than 90% of its value and Goldman Sachs down 40% in the same period.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2008

(Performance Graph)

                                 RYDEX
                                2X S&P            S&P 500         FINANCIAL
                             SELECT SECTOR     TOTAL RETURN    SELECT SECTOR
                           FINANCIAL ETF(A)      INDEX(B)         INDEX(C)
                           ----------------    ------------    -------------
6/10/2008                        10000             10000           10000
6/11/2008                         9352              9833            9672
6/12/2008                         9732              9866            9868
6/13/2008                        10121             10015           10070
6/14/2008                        10121             10015           10070
6/15/2008                        10121             10015           10070
6/16/2008                        10333             10016           10176
6/17/2008                         9729              9948            9878
6/18/2008                         9493              9851            9758
6/19/2008                         9659              9891            9844
6/20/2008                         9165              9708            9594
6/21/2008                         9165              9708            9594
6/22/2008                         9165              9708            9594
6/23/2008                         8661              9708            9332
6/24/2008                         8917              9681            9472
6/25/2008                         8987              9738            9508
6/26/2008                         8205              9455            9086
6/27/2008                         7979              9420            8962
6/28/2008                         7979              9420            8962
6/29/2008                         7979              9420            8962
6/30/2008                         7637              9432            8771
7/1/2008                          7807              9470            8860
7/2/2008                          7584              9298            8733
7/3/2008                          7531              9309            8705
7/4/2008                          7531              9309            8705
7/5/2008                          7531              9309            8705
7/6/2008                          7531              9309            8705
7/7/2008                          7053              9231            8430
7/8/2008                          7863              9392            8912
7/9/2008                          7055              9179            8446
7/10/2008                         6921              9243            8368
7/11/2008                         6567              9141            8153
7/12/2008                         6567              9141            8153
7/13/2008                         6567              9141            8153
7/14/2008                         5905              9059            7744
7/15/2008                         5552              8960            7515
7/16/2008                         6929              9186            8440
7/17/2008                         7825              9297            8986
7/18/2008                         7995              9299            9085
7/19/2008                         7995              9299            9085
7/20/2008                         7995              9299            9085
7/21/2008                         7860              9295            9008
7/22/2008                         8892              9420            9602
7/23/2008                         9223              9459            9782
7/24/2008                         7981              9240            9122
7/25/2008                         7884              9279            9067
7/26/2008                         7884              9279            9067
7/27/2008                         7884              9279            9067
7/28/2008                         7172              9106            8654
7/29/2008                         8245              9320            9303
7/30/2008                         8572              9476            9489
7/31/2008                         8368              9353            9369
8/1/2008                          8468              9301            9426
8/2/2008                          8468              9301            9426
8/3/2008                          8468              9301            9426
8/4/2008                          8255              9217            9308
8/5/2008                          9088              9483            9778
8/6/2008                          8919              9519            9681
8/7/2008                          8031              9349            9195
8/8/2008                          8591              9573            9520
8/9/2008                          8591              9573            9520
8/10/2008                         8591              9573            9520
8/11/2008                         8913              9642            9698
8/12/2008                         8001              9526            9194
8/13/2008                         7531              9501            8922
8/14/2008                         7916              9554            9149
8/15/2008                         8089              9594            9251
8/16/2008                         8089              9594            9251
8/17/2008                         8089              9594            9251
8/18/2008                         7509              9450            8920
8/19/2008                         7045              9363            8649
8/20/2008                         7280              9421            8794
8/21/2008                         7127              9446            8700
8/22/2008                         7571              9554            8970
8/23/2008                         7571              9554            8970
8/24/2008                         7571              9554            8970
8/25/2008                         7100              9366            8691
8/26/2008                         7201              9401            8753
8/27/2008                         7443              9478            8899
8/28/2008                         8116              9620            9300
8/29/2008                         8020              9488            9245
8/30/2008                         8020              9488            9245
8/31/2008                         8020              9488            9245
9/1/2008                          8020              9488            9245
9/2/2008                          8311              9450            9413
9/3/2008                          8567              9435            9541
9/4/2008                          7765              9153            9093
9/5/2008                          8271              9194            9387
9/6/2008                          8271              9194            9387
9/7/2008                          8271              9194            9387
9/8/2008                          9039              9384            9823
9/9/2008                          7845              9064            9175
9/10/2008                         7732              9120            9110
9/11/2008                         7973              9249            9248
9/12/2008                         7803              9269            9150
9/13/2008                         7803              9269            9150
9/14/2008                         7803              9269            9150
9/15/2008                         6161              8832            8185
9/16/2008                         6957              8987            8693
9/17/2008                         5721              8563            7916
9/18/2008                         7087              8937            8845
9/19/2008                         8659              9297            9828
9/20/2008                         8659              9297            9828
9/21/2008                         8659              9297            9828
9/22/2008                         7188              8942            8994
9/23/2008                         6971              8802            8858
9/24/2008                         6764              8785            8726
9/25/2008                         7116              8958            8954
9/26/2008                         7554              8988            9226
9/27/2008                         7554              8988            9226
9/28/2008                         7554              8988            9226
9/29/2008                         5140              8198            7749
9/30/2008                         6611              8643            8763
10/1/2008                         6888              8605            8951
10/2/2008                         6305              8259            8565
10/3/2008                         5802              8148            8225
10/4/2008                         5802              8148            8225
10/5/2008                         5802              8148            8225
10/6/2008                         5313              7834            7882
10/7/2008                         4064              7385            6973
10/8/2008                         3815              7305            6763
10/9/2008                         2902              6749            5969
10/10/2008                        3320              6670            6384
10/11/2008                        3320              6670            6384
10/12/2008                        3320              6670            6384
10/13/2008                        3988              7442            7038
10/14/2008                        4505              7403            7489
10/15/2008                        3681              6735            6806
10/16/2008                        3806              7021            6919
10/17/2008                        3628              6978            6759
10/18/2008                        3628              6978            6759
10/19/2008                        3628              6978            6759
10/20/2008                        3835              7310            6949
10/21/2008                        3695              7085            6821
10/22/2008                        3180              6654            6346
10/23/2008                        3126              6739            6291
10/24/2008                        2887              6506            6049
10/25/2008                        2887              6506            6049
10/26/2008                        2887              6506            6049
10/27/2008                        2649              6300            5802
10/28/2008                        3318              6979            6527
10/29/2008                        3130              6903            6340
10/30/2008                        3204              7082            6418
10/31/2008                        3549              7191            6770




    Data Points for the line graph do not reflect the reinvestment of dividends on securities in the index.

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (06/10/2008)
                                                                    ---------------
RYDEX 2X S&P SELECT SECTOR FINANCIALS ETF........................           -64.51%
FINANCIALS SELECT SECTOR INDEX...................................           -31.31%
S&P 500 TOTAL RETURN INDEX.......................................           -28.09%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 19



RYDEX 2x S&P SELECT SECTOR FINANCIALS ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

         DESCRIPTION                                                % OF NET ASSETS
------------------------------------------------------------------------------------
JPMORGAN CHASE & CO.                                                      9.75%
BANK OF AMERICA CORP.                                                     7.78%
WELLS FARGO & CO.                                                         7.23%
CITIGROUP, INC.                                                           4.77%
U.S. BANCORP                                                              3.33%
GOLDMAN SACHS GROUP, INC.                                                 2.58%
BANK OF NEW YORK MELLON CORP.                                             2.40%
AMERICAN EXPRESS CO.                                                      2.05%
MERRILL LYNCH & CO., INC.                                                 1.83%
METLIFE, INC.                                                             1.62%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Diversified Financial Services               31.30
Commercial Banks                             22.61
Capital Markets                              17.10
Insurance                                    16.33
Real Estate Investment Trusts (REITs)         7.12
Consumer Finance                              4.54
Thrifts & Mortgage Finance                    0.90
Real Estate Management & Development          0.10




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

ANNUAL REPORT 20


RYDEX INVERSE 2x S&P SELECT SECTOR FINANCIALS ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Since its inception on 06/10/2008, Rydex Inverse 2x S&P Select Sector Financials ETF returned -4.19%. Over the same time period, its benchmark, the Financials Select Sector Index, returned -31.31%. For the period since its inception, Rydex Inverse 2x S&P Select Sector Financials ETF achieved a daily correlation of 99% to its benchmark of -200% of the daily price movement of the Financials Select Sector Index.

It must be noted that for most of the period since inception, the Select Sector Financials Index moved sideways and was characterized by extreme volatility due to the implosion of the already-struggling financial sector. Inter-bank lending came grinding to a halt on concerns of credit worthiness, and the Volatility Index(R) (VIX) jumped to historic all-time highs in September and October 2008, as the crisis culminated in the need for government intervention in the form of the Department of Treasury's Troubled Assets Relief (TARP) Program. On September 19, 2008, the Securities and Exchange Commission (SEC) took emergency action and banned all short selling of more than 900 financial-services stocks. This government intervention was felt not only in financials -- additionally, the ban on short selling had a large ripple effect on the futures and other derivative markets, resulting in increased uncertainty and reduced liquidity. This increased volatility in the stock market contributed to wider daily tracking variance in the ETF during September and October. The SEC lifted the ban on short selling on October 8, following the passage by the U.S. Congress of a $700 billion bailout plan. During this time, Rydex halted creations in the fund to minimize the difficulty in our managing the fund.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2008

(Performance Graph)

                            RYDEX INVERSE
                               2X S&P                S&P
                            SELECT SECTOR        500 TOTAL       FINANCIAL SELECT
                          FINANCIAL ETF(A)    RETURN INDEX(B)     SECTOR INDEX(C)
                          ----------------    ---------------    ----------------
6/10/2008                       10000              10000               10000
6/11/2008                       10648               9833                9672
6/12/2008                       10217               9866                9868
6/13/2008                        9791              10015               10070
6/14/2008                        9791              10015               10070
6/15/2008                        9791              10015               10070
6/16/2008                        9580              10016               10176
6/17/2008                       10144               9948                9878
6/18/2008                       10388               9851                9758
6/19/2008                       10205               9891                9844
6/20/2008                       10731               9708                9594
6/21/2008                       10731               9708                9594
6/22/2008                       10731               9708                9594
6/23/2008                       11311               9708                9332
6/24/2008                       10973               9681                9472
6/25/2008                       10889               9738                9508
6/26/2008                       11844               9455                9086
6/27/2008                       12165               9420                8962
6/28/2008                       12165               9420                8962
6/29/2008                       12165               9420                8962
6/30/2008                       12685               9432                8771
7/1/2008                        12413               9470                8860
7/2/2008                        12773               9298                8733
7/3/2008                        12863               9309                8705
7/4/2008                        12863               9309                8705
7/5/2008                        12863               9309                8705
7/6/2008                        12863               9309                8705
7/7/2008                        13668               9231                8430
7/8/2008                        12160               9392                8912
7/9/2008                        13427               9179                8446
7/10/2008                       13676               9243                8368
7/11/2008                       14392               9141                8153
7/12/2008                       14392               9141                8153
7/13/2008                       14392               9141                8153
7/14/2008                       15848               9059                7744
7/15/2008                       16748               8960                7515
7/16/2008                       12753               9186                8440
7/17/2008                       11052               9297                8986
7/18/2008                       10805               9299                9085
7/19/2008                       10805               9299                9085
7/20/2008                       10805               9299                9085
7/21/2008                       10981               9295                9008
7/22/2008                        9543               9420                9602
7/23/2008                        9175               9459                9782
7/24/2008                       10401               9240                9122
7/25/2008                       10528               9279                9067
7/26/2008                       10528               9279                9067
7/27/2008                       10528               9279                9067
7/28/2008                       11504               9106                8654
7/29/2008                        9793               9320                9303
7/30/2008                        9392               9476                9489
7/31/2008                        9611               9353                9369
8/1/2008                         9496               9301                9426
8/2/2008                         9496               9301                9426
8/3/2008                         9496               9301                9426
8/4/2008                         9729               9217                9308
8/5/2008                         8751               9483                9778
8/6/2008                         8913               9519                9681
8/7/2008                         9801               9349                9195
8/8/2008                         9104               9573                9520
8/9/2008                         9104               9573                9520
8/10/2008                        9104               9573                9520
8/11/2008                        8771               9642                9698
8/12/2008                        9699               9526                9194
8/13/2008                       10269               9501                8922
8/14/2008                        9745               9554                9149
8/15/2008                        9528               9594                9251
8/16/2008                        9528               9594                9251
8/17/2008                        9528               9594                9251
8/18/2008                       10215               9450                8920
8/19/2008                       10827               9363                8649
8/20/2008                       10468               9421                8794
8/21/2008                       10697               9446                8700
8/22/2008                       10055               9554                8970
8/23/2008                       10055               9554                8970
8/24/2008                       10055               9554                8970
8/25/2008                       10683               9366                8691
8/26/2008                       10532               9401                8753
8/27/2008                       10173               9478                8899
8/28/2008                        9243               9620                9300
8/29/2008                        9356               9488                9245
8/30/2008                        9356               9488                9245
8/31/2008                        9356               9488                9245
9/1/2008                         9356               9488                9245
9/2/2008                         9024               9450                9413
9/3/2008                         8739               9435                9541
9/4/2008                         9563               9153                9093
9/5/2008                         8959               9194                9387
9/6/2008                         8959               9194                9387
9/7/2008                         8959               9194                9387
9/8/2008                         8120               9384                9823
9/9/2008                         9168               9064                9175
9/10/2008                        9295               9120                9110
9/11/2008                        9012               9249                9248
9/12/2008                        9209               9269                9150
9/13/2008                        9209               9269                9150
9/14/2008                        9209               9269                9150
9/15/2008                       11180               8832                8185
9/16/2008                        9885               8987                8693
9/17/2008                       11629               8563                7916
9/18/2008                        9044               8937                8845
9/19/2008                        7048               9297                9828
9/20/2008                        7048               9297                9828
9/21/2008                        7048               9297                9828
9/22/2008                        8198               8942                8994
9/23/2008                        8436               8802                8858
9/24/2008                        8612               8785                8726
9/25/2008                        8195               8958                8954
9/26/2008                        7808               8988                9226
9/27/2008                        7808               8988                9226
9/28/2008                        7808               8988                9226
9/29/2008                        9992               8198                7749
9/30/2008                        8316               8643                8763
10/1/2008                        8063               8605                8951
10/2/2008                        8656               8259                8565
10/3/2008                        9169               8148                8225
10/4/2008                        9169               8148                8225
10/5/2008                        9169               8148                8225
10/6/2008                        9862               7834                7882
10/7/2008                       11853               7385                6973
10/8/2008                       12450               7305                6763
10/9/2008                       15025               6749                5969
10/10/2008                      13069               6670                6384
10/11/2008                      13069               6670                6384
10/12/2008                      13069               6670                6384
10/13/2008                      10202               7442                7038
10/14/2008                       8852               7403                7489
10/15/2008                      10492               6735                6806
10/16/2008                      10120               7021                6919
10/17/2008                      10614               6978                6759
10/18/2008                      10614               6978                6759
10/19/2008                      10614               6978                6759
10/20/2008                       9978               7310                6949
10/21/2008                      10382               7085                6821
10/22/2008                      11892               6654                6346
10/23/2008                      12103               6739                6291
10/24/2008                      13085               6506                6049
10/25/2008                      13085               6506                6049
10/26/2008                      13085               6506                6049
10/27/2008                      14175               6300                5802
10/28/2008                      10602               6979                6527
10/29/2008                      11262               6903                6340
10/30/2008                      10870               7082                6418
10/31/2008                       9581               7191                6770




    Data Points for the line graph do not reflect the reinvestment of dividends on securities in the index.

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (06/10/2008)
                                                                    ---------------
RYDEX INVERSE 2X S&P SELECT SECTOR FINANCIALS ETF................            -4.19%
FINANCIALS SELECT SECTOR INDEX...................................           -31.31%
S&P 500 TOTAL RETURN INDEX.......................................           -28.09%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 21



RYDEX 2x S&P SELECT SECTOR TECHNOLOGY ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Since its inception on 6/10/2008, Rydex 2x S&P Select Sector Technology ETF returned -58.36%. Over the same time period, its benchmark, the Technology Select Sector Index, returned -32.01%. For the period since its inception, Rydex Inverse 2x S&P Select Sector Technology ETF achieved a daily correlation of 100% to its benchmark of 200% of the daily price movement of the Technology Select Sector Index.

The technology industry suffered with the rest of the economy as expectations for global technology spending dried up in 2008. In fact, losses in the technology sector were sizable across the board. Computer and peripheral companies make up the largest component of the technology sector. Companies such as Apple (AAPL), IBM (IBM), and Dell Inc. (DELL) contributing the most to the sector's decline. Software companies such as giant Microsoft (MSFT) also contributed to a large loss in the tech sector. Also, historic volatility in the stock market in September and October led to wider daily tracking variances for the fund in September and October.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2008

(Performance Graph)

                               RYDEX 2X
                              S&P SELECT          S&P 500        TECHNOLOGY
                          SECTOR TECHNOLOGY    TOTAL RETURN    SELECT SECTOR
                                ETF(A)           INDEX(B)         INDEX(C)
                          -----------------    ------------    -------------
6/10/2008                       10000              10000           10000
6/11/2008                        9513               9833            9757
6/12/2008                        9623               9866            9813
6/13/2008                        9981              10015            9999
6/14/2008                        9981              10015            9999
6/15/2008                        9981              10015            9999
6/16/2008                       10008              10016           10013
6/17/2008                        9845               9948            9932
6/18/2008                        9599               9851            9808
6/19/2008                        9808               9891            9916
6/20/2008                        9320               9708            9670
6/21/2008                        9320               9708            9670
6/22/2008                        9320               9708            9670
6/23/2008                        9216               9708            9617
6/24/2008                        9165               9681            9591
6/25/2008                        9427               9738            9729
6/26/2008                        8784               9455            9396
6/27/2008                        8685               9420            9345
6/28/2008                        8685               9420            9345
6/29/2008                        8685               9420            9345
6/30/2008                        8629               9432            9316
7/1/2008                         8644               9470            9324
7/2/2008                         8355               9298            9168
7/3/2008                         8341               9309            9164
7/4/2008                         8341               9309            9164
7/5/2008                         8341               9309            9164
7/6/2008                         8341               9309            9164
7/7/2008                         8447               9231            9222
7/8/2008                         8637               9392            9311
7/9/2008                         8107               9179            9023
7/10/2008                        8317               9243            9140
7/11/2008                        8169               9141            9059
7/12/2008                        8169               9141            9059
7/13/2008                        8169               9141            9059
7/14/2008                        8015               9059            8974
7/15/2008                        8040               8960            8989
7/16/2008                        8352               9186            9163
7/17/2008                        8503               9297            9246
7/18/2008                        8311               9299            9142
7/19/2008                        8311               9299            9142
7/20/2008                        8311               9299            9142
7/21/2008                        8199               9295            9081
7/22/2008                        8164               9420            9063
7/23/2008                        8448               9459            9220
7/24/2008                        8084               9240            9021
7/25/2008                        8281               9279            9131
7/26/2008                        8281               9279            9131
7/27/2008                        8281               9279            9131
7/28/2008                        7924               9106            8934
7/29/2008                        8225               9320            9104
7/30/2008                        8313               9476            9153
7/31/2008                        8211               9353            9097
8/1/2008                         8100               9301            9037
8/2/2008                         8100               9301            9037
8/3/2008                         8100               9301            9037
8/4/2008                         8024               9217            8995
8/5/2008                         8483               9483            9246
8/6/2008                         8639               9519            9330
8/7/2008                         8596               9349            9307
8/8/2008                         9007               9573            9530
8/9/2008                         9007               9573            9530
8/10/2008                        9007               9573            9530
8/11/2008                        9144               9642            9604
8/12/2008                        9117               9526            9590
8/13/2008                        9065               9501            9563
8/14/2008                        9180               9554            9623
8/15/2008                        9233               9594            9653
8/16/2008                        9233               9594            9653
8/17/2008                        9233               9594            9653
8/18/2008                        8995               9450            9529
8/19/2008                        8744               9363            9393
8/20/2008                        8787               9421            9416
8/21/2008                        8753               9446            9399
8/22/2008                        9016               9554            9542
8/23/2008                        9016               9554            9542
8/24/2008                        9016               9554            9542
8/25/2008                        8681               9366            9365
8/26/2008                        8620               9401            9333
8/27/2008                        8784               9478            9420
8/28/2008                        8977               9620            9524
8/29/2008                        8576               9488            9313
8/30/2008                        8576               9488            9313
8/31/2008                        8576               9488            9313
9/1/2008                         8576               9488            9313
9/2/2008                         8411               9450            9224
9/3/2008                         8167               9435            9091
9/4/2008                         7628               9153            8791
9/5/2008                         7585               9194            8767
9/6/2008                         7585               9194            8767
9/7/2008                         7585               9194            8767
9/8/2008                         7724               9384            8847
9/9/2008                         7428               9064            8678
9/10/2008                        7448               9120            8690
9/11/2008                        7608               9249            8783
9/12/2008                        7615               9269            8788
9/13/2008                        7615               9269            8788
9/14/2008                        7615               9269            8788
9/15/2008                        7035               8832            8455
9/16/2008                        7080               8987            8482
9/17/2008                        6388               8563            8070
9/18/2008                        6887               8937            8380
9/19/2008                        7318               9297            8642
9/20/2008                        7318               9297            8642
9/21/2008                        7318               9297            8642
9/22/2008                        6758               8942            8314
9/23/2008                        6620               8802            8232
9/24/2008                        6714               8785            8290
9/25/2008                        7007               8958            8473
9/26/2008                        7031               8988            8489
9/27/2008                        7031               8988            8489
9/28/2008                        7031               8988            8489
9/29/2008                        5772               8198            7729
9/30/2008                        6318               8643            8100
10/1/2008                        6180               8605            7952
10/2/2008                        5700               8259            7647
10/3/2008                        5620               8148            7594
10/4/2008                        5620               8148            7594
10/5/2008                        5620               8148            7594
10/6/2008                        5150               7834            7282
10/7/2008                        4505               7385            6861
10/8/2008                        4402               7305            6770
10/9/2008                        4032               6749            6494
10/10/2008                       3956               6670            6437
10/11/2008                       3956               6670            6437
10/12/2008                       3956               6670            6437
10/13/2008                       4944               7442            7234
10/14/2008                       4646               7403            7015
10/15/2008                       3905               6735            6467
10/16/2008                       4259               7021            6759
10/17/2008                       4227               6978            6735
10/18/2008                       4227               6978            6735
10/19/2008                       4227               6978            6735
10/20/2008                       4558               7310            6994
10/21/2008                       4080               7085            6626
10/22/2008                       3662               6654            6289
10/23/2008                       3710               6739            6331
10/24/2008                       3507               6506            6158
10/25/2008                       3507               6506            6158
10/26/2008                       3507               6506            6158
10/27/2008                       3379               6300            6048
10/28/2008                       4155               6979            6743
10/29/2008                       4018               6903            6630
10/30/2008                       4174               7082            6762
10/31/2008                       4163               7191            6755




    Data Points for the line graph do not reflect the reinvestment of dividends on securities in the index.

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (06/10/2008)
                                                                    ---------------
RYDEX 2X SELECT SECTOR TECHNOLOGY ETF............................           -58.36%
TECHNOLOGY SELECT SECTOR INDEX...................................           -32.01%
S&P 500 TOTAL RETURN INDEX.......................................           -28.09%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

ANNUAL REPORT 22


RYDEX 2x S&P SELECT SECTOR TECHNOLOGY ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

      DESCRIPTION                                                   % OF NET ASSETS
------------------------------------------------------------------------------------
MICROSOFT CORP.                                                           9.01%
AT&T, INC.                                                                8.11%
INTERNATIONAL BUSINESS MACHINES CORP.                                     6.47%
CISCO SYSTEMS, INC.                                                       5.39%
APPLE, INC.                                                               4.90%
HEWLETT-PACKARD CO.                                                       4.82%
VERIZON COMMUNICATIONS, INC.                                              4.36%
INTEL CORP.                                                               4.12%
GOOGLE, INC. -- CLASS A                                                   3.92%
ORACLE CORP.                                                              3.70%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Computers & Peripherals                      23.47
Software                                     19.68
Diversified Telecommunication Services       16.14
Communications Equipment                     13.49
Semiconductors & Semiconductor Equipment     11.57
Internet Software & Services                  7.32
IT Services                                   4.85
Electronic Equipment & Instruments            1.67
Wireless Telecommunication Services           1.36
Office Electronics                            0.45




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                                ANNUAL REPORT 23



RYDEX INVERSE 2x S&P SELECT SECTOR TECHNOLOGY ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Since its inception on 6/10/2008, Rydex Inverse 2x S&P Select Sector Technology ETF returned 72.79%. Over the same time period, its benchmark, the Technology Select Sector Index, returned -32.01%. For the period since its inception, the ETF achieved a daily correlation of 100% to its benchmark of -200% of the daily price movement of the Technology Select Sector Index.

The technology industry suffered with the rest of the economy as expectations for global technology spending dried up in 2008. In fact, losses in the technology sector were sizable across the board. Computer and peripheral companies make up the largest component of the technology sector. Companies such as Apple (AAPL), IBM (IBM), and Dell Inc. (DELL) contributing the most to the sector's decline. Software companies such as giant Microsoft (MSFT) also contributed to a large loss in the tech sector. Also, historic volatility in the stock market in September and October led to wider daily tracking variances for the fund in September and October.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2008

(Performance Graph)

                                 RYDEX
                              INVERSE 2X
                              S&P SELECT              S&P           TECHNOLOGY
                          SECTOR TECHNOLOGY       500 TOTAL       SELECT SECTOR
                                ETF(A)         RETURN INDEX(B)       INDEX(C)
                          -----------------    ---------------    -------------
6/10/2008                       10000               10000             10000
6/11/2008                       10483                9833              9757
6/12/2008                       10364                9866              9813
6/13/2008                        9971               10015              9999
6/14/2008                        9971               10015              9999
6/15/2008                        9971               10015              9999
6/16/2008                        9944               10016             10013
6/17/2008                       10105                9948              9932
6/18/2008                       10359                9851              9808
6/19/2008                       10133                9891              9916
6/20/2008                       10637                9708              9670
6/21/2008                       10637                9708              9670
6/22/2008                       10637                9708              9670
6/23/2008                       10755                9708              9617
6/24/2008                       10813                9681              9591
6/25/2008                       10507                9738              9729
6/26/2008                       11224                9455              9396
6/27/2008                       11351                9420              9345
6/28/2008                       11351                9420              9345
6/29/2008                       11351                9420              9345
6/30/2008                       11423                9432              9316
7/1/2008                        11404                9470              9324
7/2/2008                        11785                9298              9168
7/3/2008                        11805                9309              9164
7/4/2008                        11805                9309              9164
7/5/2008                        11805                9309              9164
7/6/2008                        11805                9309              9164
7/7/2008                        11661                9231              9222
7/8/2008                        11405                9392              9311
7/9/2008                        12116                9179              9023
7/10/2008                       11805                9243              9140
7/11/2008                       12021                9141              9059
7/12/2008                       12021                9141              9059
7/13/2008                       12021                9141              9059
7/14/2008                       12253                9059              8974
7/15/2008                       12215                8960              8989
7/16/2008                       11752                9186              9163
7/17/2008                       11540                9297              9246
7/18/2008                       11803                9299              9142
7/19/2008                       11803                9299              9142
7/20/2008                       11803                9299              9142
7/21/2008                       11960                9295              9081
7/22/2008                       12012                9420              9063
7/23/2008                       11592                9459              9220
7/24/2008                       12093                9240              9021
7/25/2008                       11805                9279              9131
7/26/2008                       11805                9279              9131
7/27/2008                       11805                9279              9131
7/28/2008                       12316                9106              8934
7/29/2008                       11851                9320              9104
7/30/2008                       11724                9476              9153
7/31/2008                       11869                9353              9097
8/1/2008                        12028                9301              9037
8/2/2008                        12028                9301              9037
8/3/2008                        12028                9301              9037
8/4/2008                        12137                9217              8995
8/5/2008                        11455                9483              9246
8/6/2008                        11241                9519              9330
8/7/2008                        11297                9349              9307
8/8/2008                        10759                9573              9530
8/9/2008                        10759                9573              9530
8/10/2008                       10759                9573              9530
8/11/2008                       10595                9642              9604
8/12/2008                       10627                9526              9590
8/13/2008                       10688                9501              9563
8/14/2008                       10552                9554              9623
8/15/2008                       10492                9594              9653
8/16/2008                       10492                9594              9653
8/17/2008                       10492                9594              9653
8/18/2008                       10761                9450              9529
8/19/2008                       11063                9363              9393
8/20/2008                       11008                9421              9416
8/21/2008                       11051                9446              9399
8/22/2008                       10720                9554              9542
8/23/2008                       10720                9554              9542
8/24/2008                       10720                9554              9542
8/25/2008                       11116                9366              9365
8/26/2008                       11195                9401              9333
8/27/2008                       10987                9478              9420
8/28/2008                       10745                9620              9524
8/29/2008                       11224                9488              9313
8/30/2008                       11224                9488              9313
8/31/2008                       11224                9488              9313
9/1/2008                        11224                9488              9313
9/2/2008                        11435                9450              9224
9/3/2008                        11767                9435              9091
9/4/2008                        12537                9153              8791
9/5/2008                        12605                9194              8767
9/6/2008                        12605                9194              8767
9/7/2008                        12605                9194              8767
9/8/2008                        12383                9384              8847
9/9/2008                        12849                9064              8678
9/10/2008                       12816                9120              8690
9/11/2008                       12545                9249              8783
9/12/2008                       12536                9269              8788
9/13/2008                       12536                9269              8788
9/14/2008                       12536                9269              8788
9/15/2008                       13491                8832              8455
9/16/2008                       13407                8987              8482
9/17/2008                       14705                8563              8070
9/18/2008                       13631                8937              8380
9/19/2008                       12808                9297              8642
9/20/2008                       12808                9297              8642
9/21/2008                       12808                9297              8642
9/22/2008                       13758                8942              8314
9/23/2008                       14043                8802              8232
9/24/2008                       13855                8785              8290
9/25/2008                       13238                8958              8473
9/26/2008                       13194                8988              8489
9/27/2008                       13194                8988              8489
9/28/2008                       13194                8988              8489
9/29/2008                       15512                8198              7729
9/30/2008                       14386                8643              8100
10/1/2008                       14542                8605              7952
10/2/2008                       15614                8259              7647
10/3/2008                       15829                8148              7594
10/4/2008                       15829                8148              7594
10/5/2008                       15829                8148              7594
10/6/2008                       17077                7834              7282
10/7/2008                       19279                7385              6861
10/8/2008                       19701                7305              6770
10/9/2008                       21357                6749              6494
10/10/2008                      21758                6670              6437
10/11/2008                      21758                6670              6437
10/12/2008                      21758                6670              6437
10/13/2008                      16461                7442              7234
10/14/2008                      17502                7403              7015
10/15/2008                      20103                6735              6467
10/16/2008                      18326                7021              6759
10/17/2008                      18465                6978              6735
10/18/2008                      18465                6978              6735
10/19/2008                      18465                6978              6735
10/20/2008                      17065                7310              6994
10/21/2008                      18893                7085              6626
10/22/2008                      20790                6654              6289
10/23/2008                      20516                6739              6331
10/24/2008                      21657                6506              6158
10/25/2008                      21657                6506              6158
10/26/2008                      21657                6506              6158
10/27/2008                      22401                6300              6048
10/28/2008                      17412                6979              6743
10/29/2008                      17990                6903              6630
10/30/2008                      17238                7082              6762
10/31/2008                      17279                7191              6755




    Data Points for the line graph do not reflect the reinvestment of dividends on securities in the index.

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (06/10/2008)
                                                                    ---------------
RYDEX INVERSE 2X S&P SELECT SECTOR TECHNOLOGY ETF................            72.79%
TECHNOLOGY SELECT SECTOR INDEX...................................           -32.01%
S&P 500 TOTAL RETURN INDEX.......................................           -28.09%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

ANNUAL REPORT 24


RYDEX 2x S&P SELECT SECTOR HEALTH CARE ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Since its inception on 6/10/2008, Rydex 2x S&P Select Sector Health Care ETF returned -29.33%. Over the same time period its benchmark, the Health Care Select Sector Index, returned -12.76%. For the period since inception, the ETF achieved a daily correlation of 100% to its benchmark of 200% of the daily price movement of the Health Care Select Sector Index.

The health care sector remained relatively range-bound until the end of September 2008, as a slowing economy began to affect stocks in the sector. Pharmaceutical companies make up more than 50% of the index. Poor sales for pharmaceutical giants like Wyeth (WYE) and Eli Lilly (LLY) contributed the most to the index's poor performance. On the whole, pharmaceutical companies faced the double whammy of lower earnings due to the increased competition of generic drugs and a cut back in prescription drugs due to the general economic slowdown.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2008

(Performance Graph)

                             RYDEX 2X
                            S&P SELECT            S&P              HEALTH
                          SECTOR HEALTH       500 TOTAL         CARE SELECT
                           CARE ETF(A)     RETURN INDEX(B)    SECTOR INDEX(C)
                          -------------    ---------------    ---------------
6/10/2008                     10000             10000              10000
6/11/2008                      9709              9833               9855
6/12/2008                      9791              9866               9897
6/13/2008                     10032             10015              10021
6/14/2008                     10032             10015              10021
6/15/2008                     10032             10015              10021
6/16/2008                      9939             10016               9975
6/17/2008                      9855              9948               9934
6/18/2008                      9687              9851               9849
6/19/2008                      9789              9891               9902
6/20/2008                      9507              9708               9761
6/21/2008                      9507              9708               9761
6/22/2008                      9507              9708               9761
6/23/2008                      9567              9708               9792
6/24/2008                      9635              9681               9828
6/25/2008                      9797              9738               9910
6/26/2008                      9383              9455               9702
6/27/2008                      9496              9420               9759
6/28/2008                      9496              9420               9759
6/29/2008                      9496              9420               9759
6/30/2008                      9679              9432               9855
7/1/2008                       9779              9470               9904
7/2/2008                       9699              9298               9859
7/3/2008                       9719              9309               9872
7/4/2008                       9719              9309               9872
7/5/2008                       9719              9309               9872
7/6/2008                       9719              9309               9872
7/7/2008                       9625              9231               9825
7/8/2008                      10184              9392              10111
7/9/2008                      10113              9179              10076
7/10/2008                     10201              9243              10121
7/11/2008                      9961              9141               9999
7/12/2008                      9961              9141               9999
7/13/2008                      9961              9141               9999
7/14/2008                      9928              9059               9983
7/15/2008                     10179              8960              10109
7/16/2008                     10327              9186              10183
7/17/2008                     10483              9297              10260
7/18/2008                     10373              9299              10208
7/19/2008                     10373              9299              10208
7/20/2008                     10373              9299              10208
7/21/2008                     10119              9295              10083
7/22/2008                     10311              9420              10179
7/23/2008                     10533              9459              10290
7/24/2008                     10500              9240              10274
7/25/2008                     10631              9279              10339
7/26/2008                     10631              9279              10339
7/27/2008                     10631              9279              10339
7/28/2008                     10427              9106              10240
7/29/2008                     10573              9320              10313
7/30/2008                     10556              9476              10304
7/31/2008                     10628              9353              10340
8/1/2008                      10413              9301              10237
8/2/2008                      10413              9301              10237
8/3/2008                      10413              9301              10237
8/4/2008                      10675              9217              10366
8/5/2008                      11220              9483              10630
8/6/2008                      11284              9519              10645
8/7/2008                      10995              9349              10508
8/8/2008                      11527              9573              10762
8/9/2008                      11527              9573              10762
8/10/2008                     11527              9573              10762
8/11/2008                     11549              9642              10770
8/12/2008                     11485              9526              10741
8/13/2008                     11397              9501              10697
8/14/2008                     11496              9554              10743
8/15/2008                     11707              9594              10843
8/16/2008                     11707              9594              10843
8/17/2008                     11707              9594              10843
8/18/2008                     11469              9450              10734
8/19/2008                     11305              9363              10657
8/20/2008                     11192              9421              10604
8/21/2008                     11247              9446              10631
8/22/2008                     11461              9554              10725
8/23/2008                     11461              9554              10725
8/24/2008                     11461              9554              10725
8/25/2008                     11099              9366              10555
8/26/2008                     11108              9401              10560
8/27/2008                     11095              9478              10554
8/28/2008                     11281              9620              10643
8/29/2008                     11013              9488              10518
8/30/2008                     11013              9488              10518
8/31/2008                     11013              9488              10518
9/1/2008                      11013              9488              10518
9/2/2008                      11037              9450              10530
9/3/2008                      11063              9435              10537
9/4/2008                      10500              9153              10270
9/5/2008                      10392              9194              10219
9/6/2008                      10392              9194              10219
9/7/2008                      10392              9194              10219
9/8/2008                      10825              9384              10429
9/9/2008                      10457              9064              10253
9/10/2008                     10491              9120              10270
9/11/2008                     10776              9249              10409
9/12/2008                     10728              9269              10387
9/13/2008                     10728              9269              10387
9/14/2008                     10728              9269              10387
9/15/2008                     10300              8832              10181
9/16/2008                     10324              8987              10193
9/17/2008                      9639              8563               9857
9/18/2008                     10047              8937              10063
9/19/2008                     10162              9297              10123
9/20/2008                     10162              9297              10123
9/21/2008                     10162              9297              10123
9/22/2008                      9647              8942               9867
9/23/2008                      9552              8802               9820
9/24/2008                      9658              8785               9874
9/25/2008                      9967              8958              10033
9/26/2008                     10036              8988              10070
9/27/2008                     10036              8988              10070
9/28/2008                     10036              8988              10070
9/29/2008                      8866              8198               9484
9/30/2008                      9576              8643               9846
10/1/2008                      9578              8605               9841
10/2/2008                      9275              8259               9686
10/3/2008                      9152              8148               9625
10/4/2008                      9152              8148               9625
10/5/2008                      9152              8148               9625
10/6/2008                      8296              7834               9176
10/7/2008                      7705              7385               8856
10/8/2008                      7503              7305               8742
10/9/2008                      6416              6749               8119
10/10/2008                     5980              6670               7848
10/11/2008                     5980              6670               7848
10/12/2008                     5980              6670               7848
10/13/2008                     7486              7442               8826
10/14/2008                     7475              7403               8821
10/15/2008                     6455              6735               8224
10/16/2008                     6937              7021               8527
10/17/2008                     6941              6978               8532
10/18/2008                     6941              6978               8532
10/19/2008                     6941              6978               8532
10/20/2008                     7509              7310               8878
10/21/2008                     7281              7085               8744
10/22/2008                     6582              6654               8326
10/23/2008                     6788              6739               8456
10/24/2008                     6426              6506               8232
10/25/2008                     6426              6506               8232
10/26/2008                     6426              6506               8232
10/27/2008                     5994              6300               7960
10/28/2008                     6905              6979               8561
10/29/2008                     6588              6903               8363
10/30/2008                     6888              7082               8557
10/31/2008                     7067              7191               8670




    Data Points for the line graph do not reflect the reinvestment of dividends on securities in the index.

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (06/10/2008)
                                                                    ---------------
RYDEX 2X SELECT SECTOR HEALTH CARE ETF...........................           -29.33%
HEALTH CARE SELECT SECTOR INDEX..................................           -12.76%
S&P 500 TOTAL RETURN INDEX.......................................           -28.09%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 25



RYDEX 2x SELECT SECTOR HEALTH CARE ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2008

--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

        DESCRIPTION                                                 % OF NET ASSETS
------------------------------------------------------------------------------------
JOHNSON & JOHNSON                                                         12.05%
PFIZER, INC.                                                               8.39%
ABBOTT LABORATORIES                                                        5.06%
MERCK & CO., INC.                                                          4.66%
AMGEN, INC.                                                                4.45%
MEDTRONIC, INC.                                                            3.21%
WYETH                                                                      3.03%
GILEAD SCIENCES, INC.                                                      2.97%
BRISTOL-MYERS SQUIBB CO.                                                   2.87%
BAXTER INTERNATIONAL, INC.                                                 2.71%

------------------------------------------------------------------------------------


INDUSTRY ALLOCATIONS*

(PIE CHART)

Pharmaceuticals                              49.98
Health Care Equipment & Supplies             16.56
Biotechnology                                13.83
Health Care Providers & Services             13.46
Road & Rail                                   3.27
Life Sciences Tools & Services                2.67
Health Care Technology                        0.23




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

ANNUAL REPORT 26


RYDEX INVERSE 2x S&P SELECT SECTOR HEALTH CARE ETF
MANAGER'S ANALYSIS (Unaudited)

--------------------------------------------------------------------------------

Since its inception on 6/10/2008, Rydex Inverse 2x S&P Select Sector Health Care ETF returned 12.04%. Over the same time period, its benchmark, the Health Care Select Sector Index, returned -12.76%. For the period since inception, Rydex Inverse 2x S&P Select Sector Health Care ETF achieved a daily correlation of 100% to its benchmark of -200% of the daily price movement of the Health Care Select Sector Index.

The health care sector remained relatively range-bound until the end of September 2008, as a slowing economy began to affect stocks in the sector. Pharmaceutical companies make up more than 50% of the index. Poor sales for pharmaceutical giants like Wyeth (WYE) and Eli Lilly (LLY) contributed the most to the index's poor performance. On the whole, pharmaceutical companies faced the double whammy of lower earnings due to the increased competition of generic drugs and a cut back in prescription drugs due to the general economic slowdown.

The year ending October 31, 2008 was marked by the stunning failure of the financial markets, brought on by the implosion of housing-backed debt markets, a growing global economic meltdown, and unprecedented volatility in the stock market. The Volatility Index(R) (VIX) jumped to historic highs in September and October as the economic crisis culminated in historic government intervention. On September 19, 2008, the Securities and Exchange Commission (SEC) temporarily banned short selling of financial stocks, which had a ripple effect on the derivatives and futures markets. This increased volatility contributed to the wider daily tracking variances seen in the ETF in September and October.

The apparent discrepancy between the leverage and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2008

(Performance Graph)

                          RYDEX INVERSE
                              2X S&P
                          SELECT SECTOR           S&P              HEALTH
                           HEALTH CARE        500 TOTAL         CARE SELECT
                              ETF(A)       RETURN INDEX(B)    SECTOR INDEX(C)
                          -------------    ---------------    ---------------
6/10/2008                     10000             10000              10000
6/11/2008                     10288              9833               9855
6/12/2008                     10203              9866               9897
6/13/2008                      9949             10015              10021
6/14/2008                      9949             10015              10021
6/15/2008                      9949             10015              10021
6/16/2008                     10043             10016               9975
6/17/2008                     10128              9948               9934
6/18/2008                     10301              9851               9849
6/19/2008                     10193              9891               9902
6/20/2008                     10484              9708               9761
6/21/2008                     10484              9708               9761
6/22/2008                     10484              9708               9761
6/23/2008                     10420              9708               9792
6/24/2008                     10345              9681               9828
6/25/2008                     10175              9738               9910
6/26/2008                     10604              9455               9702
6/27/2008                     10479              9420               9759
6/28/2008                     10479              9420               9759
6/29/2008                     10479              9420               9759
6/30/2008                     10281              9432               9855
7/1/2008                      10177              9470               9904
7/2/2008                      10261              9298               9859
7/3/2008                      10243              9309               9872
7/4/2008                      10243              9309               9872
7/5/2008                      10243              9309               9872
7/6/2008                      10243              9309               9872
7/7/2008                      10341              9231               9825
7/8/2008                       9751              9392              10111
7/9/2008                       9819              9179              10076
7/10/2008                      9735              9243              10121
7/11/2008                      9967              9141               9999
7/12/2008                      9967              9141               9999
7/13/2008                      9967              9141               9999
7/14/2008                     10001              9059               9983
7/15/2008                      9753              8960              10109
7/16/2008                      9615              9186              10183
7/17/2008                      9471              9297              10260
7/18/2008                      9571              9299              10208
7/19/2008                      9571              9299              10208
7/20/2008                      9571              9299              10208
7/21/2008                      9805              9295              10083
7/22/2008                      9621              9420              10179
7/23/2008                      9412              9459              10290
7/24/2008                      9443              9240              10274
7/25/2008                      9327              9279              10339
7/26/2008                      9327              9279              10339
7/27/2008                      9327              9279              10339
7/28/2008                      9507              9106              10240
7/29/2008                      9375              9320              10313
7/30/2008                      9389              9476              10304
7/31/2008                      9327              9353              10340
8/1/2008                       9512              9301              10237
8/2/2008                       9512              9301              10237
8/3/2008                       9512              9301              10237
8/4/2008                       9279              9217              10366
8/5/2008                       8812              9483              10630
8/6/2008                       8760              9519              10645
8/7/2008                       8984              9349              10508
8/8/2008                       8556              9573              10762
8/9/2008                       8556              9573              10762
8/10/2008                      8556              9573              10762
8/11/2008                      8539              9642              10770
8/12/2008                      8587              9526              10741
8/13/2008                      8653              9501              10697
8/14/2008                      8579              9554              10743
8/15/2008                      8424              9594              10843
8/16/2008                      8424              9594              10843
8/17/2008                      8424              9594              10843
8/18/2008                      8593              9450              10734
8/19/2008                      8717              9363              10657
8/20/2008                      8804              9421              10604
8/21/2008                      8760              9446              10631
8/22/2008                      8596              9554              10725
8/23/2008                      8596              9554              10725
8/24/2008                      8596              9554              10725
8/25/2008                      8867              9366              10555
8/26/2008                      8860              9401              10560
8/27/2008                      8872              9478              10554
8/28/2008                      8724              9620              10643
8/29/2008                      8932              9488              10518
8/30/2008                      8932              9488              10518
8/31/2008                      8932              9488              10518
9/1/2008                       8932              9488              10518
9/2/2008                       8915              9450              10530
9/3/2008                       8893              9435              10537
9/4/2008                       9340              9153              10270
9/5/2008                       9435              9194              10219
9/6/2008                       9435              9194              10219
9/7/2008                       9435              9194              10219
9/8/2008                       9052              9384              10429
9/9/2008                       9356              9064              10253
9/10/2008                      9327              9120              10270
9/11/2008                      9077              9249              10409
9/12/2008                      9120              9269              10387
9/13/2008                      9120              9269              10387
9/14/2008                      9120              9269              10387
9/15/2008                      9483              8832              10181
9/16/2008                      9461              8987              10193
9/17/2008                     10080              8563               9857
9/18/2008                      9675              8937              10063
9/19/2008                      9566              9297              10123
9/20/2008                      9566              9297              10123
9/21/2008                      9566              9297              10123
9/22/2008                     10046              8942               9867
9/23/2008                     10157              8802               9820
9/24/2008                     10049              8785               9874
9/25/2008                      9728              8958              10033
9/26/2008                      9662              8988              10070
9/27/2008                      9662              8988              10070
9/28/2008                      9662              8988              10070
9/29/2008                     10769              8198               9484
9/30/2008                     10036              8643               9846
10/1/2008                     10042              8605               9841
10/2/2008                     10352              8259               9686
10/3/2008                     10486              8148               9625
10/4/2008                     10486              8148               9625
10/5/2008                     10486              8148               9625
10/6/2008                     11447              7834               9176
10/7/2008                     12225              7385               8856
10/8/2008                     12546              7305               8742
10/9/2008                     14337              6749               8119
10/10/2008                    15257              6670               7848
10/11/2008                    15257              6670               7848
10/12/2008                    15257              6670               7848
10/13/2008                    11451              7442               8826
10/14/2008                    11481              7403               8821
10/15/2008                    13003              6735               8224
10/16/2008                    12041              7021               8527
10/17/2008                    12031              6978               8532
10/18/2008                    12031              6978               8532
10/19/2008                    12031              6978               8532
10/20/2008                    11050              7310               8878
10/21/2008                    11395              7085               8744
10/22/2008                    12492              6654               8326
10/23/2008                    12099              6739               8456
10/24/2008                    12758              6506               8232
10/25/2008                    12758              6506               8232
10/26/2008                    12758              6506               8232
10/27/2008                    13580              6300               7960
10/28/2008                    11557              6979               8561
10/29/2008                    12103              6903               8363
10/30/2008                    11521              7082               8557
10/31/2008                    11204              7191               8670




    Data Points for the line graph do not reflect the reinvestment of dividends on securities in the index.

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2008
--------------------------------------------------------------------------------

                                                                    SINCE INCEPTION
                                                                       (06/10/2008)
                                                                    ---------------
RYDEX INVERSE 2X S&P SELECT SECTOR HEALTH CARE ETF...............            12.04%
HEALTH CARE SELECT SECTOR INDEX..................................           -12.76%
S&P 500 TOTAL RETURN INDEX.......................................           -28.09%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.



See Notes to Financial Statements.

                                                                ANNUAL REPORT 27




RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                             MARKET
                                                SHARES        VALUE
-------------------------------------------------------------------
COMMON STOCKS 82.7%
  AEROSPACE & DEFENSE 2.3%
  Boeing Co. ................................    8,170     $427,046
  General Dynamics Corp. ....................    4,390      264,805
  Goodrich Corp. ............................    1,380       50,453
  Honeywell International, Inc. .............    8,220      250,299
  L-3 Communications Holdings, Inc. .........    1,340      108,768
  Lockheed Martin Corp. .....................    3,680      312,984
  Northrop Grumman Corp. ....................    3,730      174,899
  Precision Castparts Corp. .................    1,540       99,807
  Raytheon Co. ..............................    4,600      235,106
  Rockwell Collins, Inc. ....................    1,760       65,525
  United Technologies Corp. .................   10,650      585,324
                                                         ----------
TOTAL AEROSPACE & DEFENSE                                 2,575,016
                                                         ----------

  AIR FREIGHT & LOGISTICS 0.9%
  C.H. Robinson Worldwide, Inc. .............    1,880       97,346
  Expeditors International of Washington,
     Inc. ...................................    2,350       76,728
  FedEx Corp. ...............................    3,440      224,873
  United Parcel Service, Inc. -- Class B.....   11,130      587,441
                                                         ----------
TOTAL AIR FREIGHT & LOGISTICS                               986,388
                                                         ----------

  AIRLINES 0.1%
  Southwest Airlines Co. ....................    8,100       95,418
                                                         ----------
TOTAL AIRLINES                                               95,418
                                                         ----------

  AUTO COMPONENTS 0.1%
  Goodyear Tire & Rubber Co.(The)*...........    2,660       23,727
  Johnson Controls, Inc. ....................    6,560      116,309
                                                         ----------
TOTAL AUTO COMPONENTS                                       140,036
                                                         ----------

  AUTOMOBILES 0.1%
  Ford Motor Co.*............................   24,970       54,684
  General Motors Corp. ......................    6,250       36,125
  Harley-Davidson, Inc. .....................    2,600       63,648
                                                         ----------
TOTAL AUTOMOBILES                                           154,457
                                                         ----------

  BEVERAGES 2.4%
  Anheuser-Busch Cos., Inc. .................    7,940      492,518
  Brown-Forman Corp. -- Class B..............    1,080       49,032
  Coca-Cola Co.(The).........................   21,950      967,117
  Coca-Cola Enterprises, Inc. ...............    3,500       35,175
  Constellation Brands, Inc. -- Class A*.....    2,140       26,836
  Dr Pepper Snapple Group, Inc.*.............    2,800       64,120
  Molson Coors Brewing Co. -- Class B........    1,660       62,017
  Pepsi Bottling Group, Inc. ................    1,510       34,911
  PepsiCo, Inc. .............................   17,290      985,703
                                                         ----------
TOTAL BEVERAGES                                           2,717,429
                                                         ----------

  BIOTECHNOLOGY 1.6%
  Amgen, Inc.*...............................   11,680      699,515
  Biogen Idec, Inc.*.........................    3,210      136,586
  Celgene Corp.*.............................    5,020      322,585
  Genzyme Corp.*.............................    2,970      216,454
  Gilead Sciences, Inc.*.....................   10,160      465,836
                                                         ----------
TOTAL BIOTECHNOLOGY                                       1,840,976
                                                         ----------

  BUILDING PRODUCTS 0.0%(A)
  Masco Corp. ...............................    3,980       40,397
                                                         ----------
TOTAL BUILDING PRODUCTS                                      40,397
                                                         ----------

  CAPITAL MARKETS 2.1%
  American Capital, Ltd. ....................    2,290       32,175
  Ameriprise Financial, Inc. ................    2,400       51,840
  Bank of New York Mellon Corp. .............   12,660      412,716
  Charles Schwab Corp.(The)..................   10,300      196,936
  E*TRADE Financial Corp.*...................    5,930       10,793
  Federated Investors, Inc. -- Class B.......      970       23,474
  Franklin Resources, Inc. ..................    1,680      114,240
  Goldman Sachs Group, Inc.(The).............    4,800      444,000
  Invesco Ltd. ..............................    4,270       63,666
  Janus Capital Group, Inc. .................    1,760       20,662
  Legg Mason, Inc. ..........................    1,570       34,838
  Merrill Lynch & Co., Inc. .................   16,910      314,357
  Morgan Stanley.............................   12,250      214,007
  Northern Trust Corp. ......................    2,440      137,396
  State Street Corp. ........................    4,770      206,780
  T. Rowe Price Group, Inc. .................    2,860      113,084
                                                         ----------
TOTAL CAPITAL MARKETS                                     2,390,964
                                                         ----------

  CHEMICALS 1.7%
  Air Products & Chemicals, Inc. ............    2,340      136,024
  Ashland, Inc. .............................      630       14,232
  CF Industries Holdings, Inc. ..............      620       39,798
  Dow Chemical Co.(The)......................   10,210      272,301
  Du Pont (E.I.) de Nemours & Co. ...........    9,960      318,720
  Eastman Chemical Co. ......................      840       33,928
  Ecolab, Inc. ..............................    1,940       72,284
  Hercules, Inc. ............................    1,240       20,844
  International Flavors & Fragrances, Inc. ..      870       27,736
  Monsanto Co. ..............................    6,070      540,109
  PPG Industries, Inc. ......................    1,810       89,740
  Praxair, Inc. .............................    3,480      226,722
  Rohm & Haas Co. ...........................    1,370       96,379
  Sigma-Aldrich Corp. .......................    1,390       60,965
                                                         ----------
TOTAL CHEMICALS                                           1,949,782
                                                         ----------

  COMMERCIAL BANKS 2.8%
  BB&T Corp. ................................    6,070      217,610
  Comerica, Inc. ............................    1,660       45,799
  Fifth Third Bancorp........................    6,380       69,223
  First Horizon National Corp. ..............    2,230       26,559
  Huntington Bancshares, Inc. ...............    4,040       38,178
  KeyCorp....................................    5,460       66,776
  M&T Bank Corp. ............................      850       68,935
  Marshall & Ilsley Corp. ...................    2,870       51,746
  National City Corp. .......................   23,110       62,397
  PNC Financial Services Group, Inc. ........    3,830      255,346
  Regions Financial Corp. ...................    7,670       85,060


See Notes to Financial Statements.

ANNUAL REPORT 28


RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  SunTrust Banks, Inc. ......................    3,910     $156,947
  U.S. Bancorp...............................   19,240      573,545
  Wachovia Corp. ............................   23,840      152,814
  Wells Fargo & Co. .........................   36,540    1,244,187
  Zions Bancorp..............................    1,270       48,400
                                                         ----------
TOTAL COMMERCIAL BANKS                                    3,163,522
                                                         ----------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Allied Waste Industries, Inc.*.............    3,740       38,971
  Avery Dennison Corp. ......................    1,180       41,324
  Cintas Corp. ..............................    1,460       34,602
  Equifax, Inc. .............................    1,420       37,034
  Monster Worldwide, Inc.*...................    1,370       19,509
  Pitney Bowes, Inc. ........................    2,290       56,746
  R.R. Donnelley & Sons Co. .................    2,320       38,442
  Robert Half International, Inc. ...........    1,720       32,456
  Waste Management, Inc. ....................    5,420      169,266
                                                         ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                        468,350
                                                         ----------

  COMMUNICATIONS EQUIPMENT 2.1%
  Ciena Corp.*...............................    1,000        9,610
  Cisco Systems, Inc.*.......................   65,230    1,159,137
  Corning, Inc. .............................   17,430      188,767
  Harris Corp. ..............................    1,480       53,206
  JDS Uniphase Corp.*........................    2,370       12,940
  Juniper Networks, Inc.*....................    6,000      112,440
  Motorola, Inc. ............................   25,020      134,357
  QUALCOMM, Inc. ............................   18,120      693,271
  Tellabs, Inc.*.............................    4,390       18,614
                                                         ----------
TOTAL COMMUNICATIONS EQUIPMENT                            2,382,342
                                                         ----------

  COMPUTERS & PERIPHERALS 3.7%
  Apple, Inc.*...............................    9,780    1,052,230
  Dell, Inc.*................................   19,250      233,888
  EMC Corp.*.................................   22,870      269,409
  Hewlett-Packard Co. .......................   27,050    1,035,474
  International Business Machines Corp. .....   14,960    1,390,831
  Lexmark International, Inc. -- Class A*....      970       25,055
  NetApp, Inc.*..............................    3,620       48,979
  QLogic Corp.*..............................    1,450       17,429
  SanDisk Corp.*.............................    2,480       22,047
  Sun Microsystems, Inc.*....................    8,320       38,272
  Teradata Corp.*............................    1,970       30,318
                                                         ----------
TOTAL COMPUTERS & PERIPHERALS                             4,163,932
                                                         ----------

  CONSTRUCTION & ENGINEERING 0.1%
  Fluor Corp. ...............................    1,980       79,061
  Jacobs Engineering Group, Inc.*............    1,350       49,181
                                                         ----------
TOTAL CONSTRUCTION & ENGINEERING                            128,242
                                                         ----------

  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co. ......................    1,210       65,679
                                                         ----------
TOTAL CONSTRUCTION MATERIALS                                 65,679
                                                         ----------

  CONSUMER FINANCE 0.6%
  American Express Co. ......................   12,800      352,000
  Capital One Financial Corp. ...............    4,150      162,348
  Discover Financial Services................    5,290       64,803
  SLM Corp.*.................................    5,160       55,057
                                                         ----------
TOTAL CONSUMER FINANCE                                      634,208
                                                         ----------

  CONTAINERS & PACKAGING 0.1%
  Ball Corp. ................................    1,070       36,594
  Bemis Co., Inc. ...........................    1,100       27,324
  Pactiv Corp.*..............................    1,450       34,162
  Sealed Air Corp. ..........................    1,750       29,610
                                                         ----------
TOTAL CONTAINERS & PACKAGING                                127,690
                                                         ----------

  DISTRIBUTORS 0.1%
  Genuine Parts Co. .........................    1,790       70,437
                                                         ----------
TOTAL DISTRIBUTORS                                           70,437
                                                         ----------

  DIVERSIFIED CONSUMER SERVICES 0.1%
  Apollo Group, Inc. -- Class A*.............    1,170       81,327
  H&R Block, Inc. ...........................    3,620       71,386
                                                         ----------
TOTAL DIVERSIFIED CONSUMER SERVICES                         152,713
                                                         ----------

  DIVERSIFIED FINANCIAL SERVICES 3.9%
  Bank of America Corp. .....................   55,380    1,338,535
  CIT Group, Inc. ...........................    3,150       13,041
  Citigroup, Inc. ...........................   60,130      820,774
  CME Group, Inc. ...........................      740      208,791
  IntercontinentalExchange, Inc.*............      830       71,015
  JPMorgan Chase & Co. ......................   40,680    1,678,050
  Leucadia National Corp. ...................    1,950       52,338
  Moody's Corp. .............................    2,180       55,808
  Nasdaq OMX Group (The)*....................    1,500       48,690
  NYSE Euronext..............................    2,940       88,729
                                                         ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                      4,375,771
                                                         ----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
  AT&T, Inc. ................................   65,080    1,742,192
  CenturyTel, Inc. ..........................    1,130       28,374
  Embarq Corp. ..............................    1,570       47,100
  Frontier Communications Corp. .............    3,490       26,559
  Qwest Communications International, Inc. ..   16,390       46,875
  Verizon Communications, Inc. ..............   31,450      933,121
  Windstream Corp. ..........................    4,850       36,424
                                                         ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES              2,860,645
                                                         ----------

  ELECTRIC UTILITIES 1.9%
  Allegheny Energy, Inc. ....................    1,860       56,079
  American Electric Power Co., Inc. .........    4,440      144,877
  Duke Energy Corp. .........................   13,970      228,829
  Edison International.......................    3,600      128,124
  Entergy Corp. .............................    2,120      165,466
  Exelon Corp. ..............................    7,260      393,782
  FirstEnergy Corp. .........................    3,370      175,779
  FPL Group, Inc. ...........................    4,510      213,052
  Pepco Holdings, Inc. ......................    2,230       46,050


See Notes to Financial Statements.

                                                                ANNUAL REPORT 29



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Pinnacle West Capital Corp. ...............    1,110      $35,132
  PPL Corp. .................................    4,140      135,875
  Progress Energy, Inc. .....................    2,890      113,779
  Southern Co. ..............................    8,510      292,233
                                                         ----------
TOTAL ELECTRIC UTILITIES                                  2,129,057
                                                         ----------

  ELECTRICAL EQUIPMENT 0.3%
  Cooper Industries, Ltd. -- Class A.........    1,920       59,424
  Emerson Electric Co. ......................    8,570      280,496
  Rockwell Automation, Inc. .................    1,610       44,549
                                                         ----------
TOTAL ELECTRICAL EQUIPMENT                                  384,469
                                                         ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Agilent Technologies, Inc.*................    3,950       87,650
  Amphenol Corp. -- Class A..................    1,950       55,868
  Jabil Circuit, Inc. .......................    2,320       19,511
  Molex, Inc. ...............................    1,580       22,768
  Tyco Electronics, Ltd. ....................    5,220      101,477
                                                         ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                    287,274
                                                         ----------

  ENERGY EQUIPMENT & SERVICES 1.7%
  Baker Hughes, Inc. ........................    3,400      118,830
  BJ Services Co. ...........................    3,250       41,762
  Cameron International Corp.*...............    2,400       58,224
  ENSCO International, Inc. .................    1,580       60,056
  Halliburton Co. ...........................    9,680      191,567
  Nabors Industries, Ltd.*...................    3,090       44,434
  National-Oilwell Varco, Inc.*..............    4,610      137,793
  Noble Corp. ...............................    2,970       95,664
  Rowan Cos., Inc. ..........................    1,250       22,675
  Schlumberger, Ltd. ........................   13,250      684,362
  Smith International, Inc. .................    2,390       82,407
  Transocean, Inc.*..........................    3,520      289,802
  Weatherford International, Ltd.*...........    7,520      126,938
                                                         ----------
TOTAL ENERGY EQUIPMENT & SERVICES                         1,954,514
                                                         ----------

  FOOD & STAPLES RETAILING 2.6%
  Costco Wholesale Corp. ....................    4,800      273,648
  CVS Caremark Corp. ........................   15,850      485,802
  Kroger Co.(The)............................    7,230      198,536
  Safeway, Inc. .............................    4,810      102,309
  SUPERVALU, Inc. ...........................    2,350       33,464
  Sysco Corp. ...............................    6,650      174,230
  Wal-Mart Stores, Inc. .....................   24,760    1,381,855
  Walgreen Co. ..............................   10,930      278,278
  Whole Foods Market, Inc. ..................    1,550       16,616
                                                         ----------
TOTAL FOOD & STAPLES RETAILING                            2,944,738
                                                         ----------

  FOOD PRODUCTS 1.4%
  Archer-Daniels-Midland Co. ................    7,110      147,390
  Campbell Soup Co. .........................    2,340       88,803
  ConAgra Foods, Inc. .......................    5,000       87,100
  Dean Foods Co.*............................    1,680       36,725
  General Mills, Inc. .......................    3,710      251,316
  H.J. Heinz Co. ............................    3,450      151,179
  Hershey Co.(The)...........................    1,830       68,149
  Kellogg Co. ...............................    2,770      139,663
  Kraft Foods, Inc. -- Class A...............   16,760      488,387
  McCormick & Co., Inc. .....................    1,420       47,797
  Sara Lee Corp. ............................    7,800       87,204
  Tyson Foods, Inc. -- Class A...............    3,310       28,929
                                                         ----------
TOTAL FOOD PRODUCTS                                       1,622,642
                                                         ----------

  GAS UTILITIES 0.1%
  Nicor, Inc. ...............................      500       23,105
  Questar Corp. .............................    1,910       65,819
                                                         ----------
TOTAL GAS UTILITIES                                          88,924
                                                         ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
  Baxter International, Inc. ................    6,930      419,196
  Becton, Dickinson & Co. ...................    2,690      186,686
  Boston Scientific Corp.*...................   16,570      149,627
  C.R. Bard, Inc. ...........................    1,100       97,075
  Covidien, Ltd. ............................    5,540      245,366
  Hospira, Inc.*.............................    1,760       48,963
  Intuitive Surgical, Inc.*..................      430       74,300
  Medtronic, Inc. ...........................   12,460      502,512
  St Jude Medical, Inc.*.....................    3,770      143,373
  Stryker Corp. .............................    2,730      145,946
  Varian Medical Systems, Inc.*..............    1,380       62,804
  Zimmer Holdings, Inc.*.....................    2,490      115,611
                                                         ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                    2,191,459
                                                         ----------

  HEALTH CARE PROVIDERS & SERVICES 1.6%
  Aetna, Inc. ...............................    5,210      129,573
  AmerisourceBergen Corp. ...................    1,750       54,723
  Cardinal Health, Inc. .....................    3,970      151,654
  CIGNA Corp. ...............................    3,040       49,552
  Coventry Health Care, Inc.*................    1,640       21,632
  DaVita, Inc.*..............................    1,150       65,263
  Express Scripts, Inc.*.....................    2,720      164,859
  Humana, Inc.*..............................    1,870       55,333
  Laboratory Corp. of America Holdings*......    1,230       75,633
  McKesson Corp. ............................    3,050      112,210
  Medco Health Solutions, Inc.*..............    5,580      211,761
  Patterson Cos., Inc.*......................    1,010       25,583
  Quest Diagnostics, Inc. ...................    1,750       81,900
  Tenet Healthcare Corp.*....................    4,580       20,060
  UnitedHealth Group, Inc. ..................   13,450      319,168
  WellPoint, Inc.*...........................    5,650      219,615
                                                         ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                    1,758,519
                                                         ----------

  HEALTH CARE TECHNOLOGY 0.0%(A)
  IMS Health, Inc. ..........................    2,010       28,823
                                                         ----------
TOTAL HEALTH CARE TECHNOLOGY                                 28,823
                                                         ----------

  HOTELS, RESTAURANTS & LEISURE 1.2%
  Carnival Corp. ............................    4,830      122,682
  Darden Restaurants, Inc. ..................    1,550       34,364
  International Game Technology..............    3,420       47,880
  Marriott International, Inc. -- Class A....    3,260       68,036


See Notes to Financial Statements.

ANNUAL REPORT 30


RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  McDonald's Corp. ..........................   12,420     $719,491
  Starbucks Corp.*...........................    8,070      105,959
  Starwood Hotels & Resorts Worldwide,
     Inc. ...................................    2,060       46,432
  Wyndham Worldwide Corp. ...................    1,960       16,052
  Yum! Brands, Inc. .........................    5,180      150,272
                                                         ----------
TOTAL HOTELS, RESTAURANTS & LEISURE                       1,311,168
                                                         ----------

  HOUSEHOLD DURABLES 0.3%
  Black & Decker Corp. ......................      660       33,409
  Centex Corp. ..............................    1,360       16,660
  D.R. Horton, Inc. .........................    3,040       22,435
  Fortune Brands, Inc. ......................    1,660       63,312
  Harman International Industries, Inc. .....      650       11,941
  KB HOME....................................      830       13,853
  Leggett & Platt, Inc. .....................    1,780       30,901
  Lennar Corp. -- Class A....................    1,560       12,074
  Newell Rubbermaid, Inc. ...................    3,060       42,075
  Pulte Homes, Inc. .........................    2,360       26,290
  Snap-on, Inc. .............................      630       23,279
  Stanley Works(The).........................      870       28,484
  Whirlpool Corp. ...........................      820       38,253
                                                         ----------
TOTAL HOUSEHOLD DURABLES                                    362,966
                                                         ----------

  HOUSEHOLD PRODUCTS 2.6%
  Clorox Co. ................................    1,520       92,431
  Colgate-Palmolive Co. .....................    5,580      350,201
  Kimberly-Clark Corp. ......................    4,590      281,321
  Procter & Gamble Co. ......................   33,510    2,162,735
                                                         ----------
TOTAL HOUSEHOLD PRODUCTS                                  2,886,688
                                                         ----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  AES Corp.(The)*............................    7,430       59,217
  Constellation Energy Group, Inc. ..........    1,970       47,694
  Dynegy, Inc. -- Class A*...................    5,580       20,311
                                                         ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS          127,222
                                                         ----------

  INDUSTRIAL CONGLOMERATES 2.6%
  3M Co. ....................................    7,720      496,396
  General Electric Co. ......................  115,910    2,261,404
  Textron, Inc. .............................    2,740       48,498
  Tyco International, Ltd. ..................    5,240      132,467
                                                         ----------
TOTAL INDUSTRIAL CONGLOMERATES                            2,938,765
                                                         ----------

  INSURANCE 2.0%
  AFLAC, Inc. ...............................    5,260      232,913
  Allstate Corp. ............................    5,980      157,812
  American International Group, Inc. ........   29,690       56,708
  Aon Corp. .................................    3,070      129,861
  Assurant, Inc. ............................    1,310       33,379
  Chubb Corp. ...............................    3,980      206,244
  Cincinnati Financial Corp. ................    1,790       46,522
  Genworth Financial, Inc. -- Class A........    4,780       23,135
  Hartford Financial Services Group, Inc. ...    3,330       34,366
  Lincoln National Corp. ....................    2,840       48,962
  Loews Corp. ...............................    4,000      132,840
  Marsh & McLennan Cos., Inc. ...............    5,660      165,951
  MBIA, Inc. ................................    2,160       21,233
  MetLife, Inc. .............................    8,410      279,380
  Principal Financial Group, Inc. ...........    2,860       54,311
  Progressive Corp. .........................    7,460      106,454
  Prudential Financial, Inc. ................    4,720      141,600
  Torchmark Corp. ...........................      960       40,099
  Travelers Cos., Inc.(The)..................    6,520      277,426
  Unum Group.................................    3,820       60,165
  XL Capital, Ltd. -- Class A................    3,450       33,465
                                                         ----------
TOTAL INSURANCE                                           2,282,826
                                                         ----------

  INTERNET & CATALOG RETAIL 0.2%
  Amazon.com, Inc.*..........................    3,530      202,057
  Expedia, Inc.*.............................    2,310       21,968
                                                         ----------
TOTAL INTERNET & CATALOG RETAIL                             224,025
                                                         ----------

  INTERNET SOFTWARE & SERVICES 1.2%
  Akamai Technologies, Inc.*.................    1,870       26,891
  eBay, Inc.*................................   12,060      184,156
  Google, Inc. -- Class A*...................    2,640      948,710
  VeriSign, Inc.*............................    2,130       45,156
  Yahoo!, Inc.*..............................   15,300      196,146
                                                         ----------
TOTAL INTERNET SOFTWARE & SERVICES                        1,401,059
                                                         ----------

  IT SERVICES 0.7%
  Affiliated Computer Services, Inc. -- Class
     A*......................................    1,070       43,870
  Automatic Data Processing, Inc. ...........    5,620      196,419
  Cognizant Technology Solutions
     Corp. -- Class A*.......................    3,220       61,824
  Computer Sciences Corp.*...................    1,670       50,367
  Convergys Corp.*...........................    1,350       10,382
  Fidelity National Information Services,
     Inc. ...................................    2,100       31,689
  Fiserv, Inc.*..............................    1,810       60,382
  Mastercard, Inc. -- Class A................      800      118,256
  Paychex, Inc. .............................    3,540      101,032
  Total System Services, Inc. ...............    2,180       29,953
  Unisys Corp.*..............................    3,970        6,034
  Western Union Co. .........................    8,050      122,843
                                                         ----------
TOTAL IT SERVICES                                           833,051
                                                         ----------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Eastman Kodak Co. .........................    3,180       29,192
  Hasbro, Inc. ..............................    1,390       40,407
  Mattel, Inc. ..............................    3,980       59,780
                                                         ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                          129,379
                                                         ----------

  LIFE SCIENCES TOOLS & SERVICES 0.3%
  Applied Biosystems Inc. ...................    1,870       57,652
  Millipore Corp.*...........................      610       31,653
  PerkinElmer, Inc. .........................    1,320       23,681
  Thermo Fisher Scientific Inc.*.............    4,630      187,978
  Waters Corp.*..............................    1,090       47,742
                                                         ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                        348,706
                                                         ----------


See Notes to Financial Statements.

                                                                ANNUAL REPORT 31



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  MACHINERY 1.2%
  Caterpillar, Inc. .........................    6,720     $256,502
  Cummins, Inc. .............................    2,240       57,904
  Danaher Corp. .............................    2,820      167,057
  Deere & Co. ...............................    4,720      182,003
  Dover Corp. ...............................    2,070       65,764
  Eaton Corp. ...............................    1,840       82,064
  Flowserve Corp. ...........................      630       35,860
  Illinois Tool Works, Inc. .................    4,420      147,584
  Ingersoll-Rand Co., Ltd. -- Class A........    3,520       64,944
  ITT Corp. .................................    2,010       89,445
  Manitowoc Co., Inc. .......................    1,440       14,170
  PACCAR, Inc. ..............................    4,010      117,252
  Pall Corp. ................................    1,320       34,861
  Parker-Hannifin Corp. .....................    1,850       71,725
  Terex Corp.*...............................    1,070       17,858
                                                         ----------
TOTAL MACHINERY                                           1,404,993
                                                         ----------

  MEDIA 2.1%
  CBS Corp. -- Class B.......................    7,510       72,922
  Comcast Corp. -- Class A...................   32,230      507,945
  DIRECTV Group, Inc.(The)*..................    6,370      139,439
  Gannett Co., Inc. .........................    2,520       27,720
  Interpublic Group of Cos., Inc.*...........    5,260       27,299
  McGraw-Hill Cos., Inc. ....................    3,510       94,209
  Meredith Corp. ............................      400        7,748
  New York Times Co. -- Class A..............    1,290       12,900
  News Corp. -- Class A......................   25,350      269,724
  Omnicom Group, Inc. .......................    3,520      103,981
  Scripps Networks Interactive -- Class A....      990       28,116
  Time Warner, Inc. .........................   39,570      399,261
  Viacom, Inc. -- Class B*...................    6,860      138,709
  Walt Disney Co.(The).......................   20,720      536,648
  Washington Post Co. -- Class B.............       70       29,876
                                                         ----------
TOTAL MEDIA                                               2,396,497
                                                         ----------

  METALS & MINING 0.5%
  AK Steel Holding Corp. ....................    1,240       17,261
  Alcoa, Inc. ...............................    8,980      103,360
  Allegheny Technologies, Inc. ..............    1,110       29,459
  Freeport-McMoRan Copper & Gold, Inc. ......    4,240      123,384
  Newmont Mining Corp. ......................    5,040      132,754
  Nucor Corp. ...............................    3,500      141,785
  Titanium Metals Corp. .....................      940        8,751
  United States Steel Corp. .................    1,300       47,944
                                                         ----------
TOTAL METALS & MINING                                       604,698
                                                         ----------

  MULTI-UTILITIES 1.1%
  Ameren Corp. ..............................    2,320       75,284
  CenterPoint Energy, Inc. ..................    3,770       43,430
  CMS Energy Corp. ..........................    2,490       25,523
  Consolidated Edison, Inc. .................    3,020      130,826
  Dominion Resources, Inc. ..................    6,400      232,192
  DTE Energy Co. ............................    1,800       63,540
  Integrys Energy Group, Inc. ...............      840       40,043
  NiSource, Inc. ............................    3,030       39,269
  PG&E Corp. ................................    3,960      145,213
  Public Service Enterprise Group, Inc. .....    5,620      158,203
  Sempra Energy..............................    2,720      115,845
  TECO Energy, Inc. .........................    2,350       27,119
  Wisconsin Energy Corp. ....................    1,290       56,115
  Xcel Energy, Inc. .........................    4,930       85,881
                                                         ----------
TOTAL MULTI-UTILITIES                                     1,238,483
                                                         ----------

  MULTILINE RETAIL 0.6%
  Big Lots, Inc.*............................      910       22,231
  Family Dollar Stores, Inc. ................    1,540       41,441
  J.C. Penney Co., Inc. .....................    2,450       58,604
  Kohl's Corp.*..............................    3,360      118,037
  Macy's, Inc. ..............................    4,640       57,026
  Nordstrom, Inc. ...........................    1,760       31,838
  Sears Holdings Corp.*......................      630       36,376
  Target Corp. ..............................    8,330      334,200
                                                         ----------
TOTAL MULTILINE RETAIL                                      699,753
                                                         ----------

  OFFICE ELECTRONICS 0.1%
  Xerox Corp. ...............................    9,630       77,233
                                                         ----------
TOTAL OFFICE ELECTRONICS                                     77,233
                                                         ----------

  OIL, GAS & CONSUMABLE FUELS 9.1%
  Anadarko Petroleum Corp. ..................    5,170      182,501
  Apache Corp. ..............................    3,690      303,798
  Cabot Oil & Gas Corp. .....................    1,140       32,000
  Chesapeake Energy Corp. ...................    5,760      126,547
  Chevron Corp. .............................   22,690    1,692,674
  ConocoPhillips.............................   16,780      872,896
  CONSOL Energy, Inc. .......................    2,020       63,408
  Devon Energy Corp. ........................    4,880      394,597
  El Paso Corp. .............................    7,740       75,078
  EOG Resources, Inc. .......................    2,750      222,530
  Exxon Mobil Corp. .........................   57,360    4,251,523
  Hess Corp. ................................    3,130      188,457
  Marathon Oil Corp. ........................    7,790      226,689
  Massey Energy Co. .........................      930       21,474
  Murphy Oil Corp. ..........................    2,100      106,344
  Noble Energy, Inc. ........................    1,910       98,976
  Occidental Petroleum Corp. ................    9,020      500,971
  Peabody Energy Corp. ......................    3,000      103,530
  Pioneer Natural Resources Co. .............    1,320       36,736
  Range Resources Corp. .....................    1,710       72,196
  Southwestern Energy Co.*...................    3,790      135,000
  Spectra Energy Corp. ......................    6,790      131,251
  Sunoco, Inc. ..............................    1,290       39,345
  Tesoro Corp. ..............................    1,520       14,698
  Valero Energy Corp. .......................    5,780      118,952
  Williams Cos., Inc. .......................    6,360      133,369
  XTO Energy, Inc. ..........................    6,070      218,216
                                                         ----------
TOTAL OIL, GAS & CONSUMABLE FUELS                        10,363,756
                                                         ----------


See Notes to Financial Statements.

ANNUAL REPORT 32


RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  PAPER & FOREST PRODUCTS 0.2%
  International Paper Co. ...................    4,720      $81,278
  MeadWestvaco Corp. ........................    1,890       26,517
  Weyerhaeuser Co. ..........................    2,330       89,053
                                                         ----------
TOTAL PAPER & FOREST PRODUCTS                               196,848
                                                         ----------

  PERSONAL PRODUCTS 0.2%
  Avon Products, Inc. .......................    4,700      116,701
  Estee Lauder Cos., Inc -- Class A..........    1,270       45,771
                                                         ----------
TOTAL PERSONAL PRODUCTS                                     162,472
                                                         ----------

  PHARMACEUTICALS 6.0%
  Abbott Laboratories........................   17,020      938,653
  Allergan, Inc. ............................    3,400      134,878
  Barr Pharmaceuticals, Inc.*................    1,200       77,112
  Bristol-Myers Squibb Co. ..................   21,860      449,223
  Eli Lilly & Co. ...........................   11,050      373,711
  Forest Laboratories, Inc.*.................    3,370       78,285
  Johnson & Johnson..........................   30,860    1,892,952
  King Pharmaceuticals, Inc.*................    2,720       23,909
  Merck & Co., Inc. .........................   23,660      732,277
  Mylan Inc.*................................    3,360       28,795
  Pfizer, Inc. ..............................   74,440    1,318,332
  Schering-Plough Corp. .....................   17,950      260,096
  Watson Pharmaceuticals, Inc.*..............    1,150       30,096
  Wyeth......................................   14,730      474,011
                                                         ----------
TOTAL PHARMACEUTICALS                                     6,812,330
                                                         ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 0.9%
  Apartment Investment & Management
     Co. -- Class A..........................      950       13,899
  AvalonBay Communities, Inc. ...............      850       60,367
  Boston Properties, Inc. ...................    1,320       93,562
  Developers Diversified Realty Corp. .......    1,330       17,516
  Equity Residential.........................    2,990      104,441
  General Growth Properties, Inc. ...........    2,510       10,391
  HCP, Inc. .................................    2,780       83,205
  Host Hotels & Resorts, Inc. ...............    5,740       59,352
  Kimco Realty Corp. ........................    2,510       56,676
  Plum Creek Timber Co., Inc. ...............    1,890       70,459
  ProLogis...................................    2,900       40,600
  Public Storage, Inc. ......................    1,380      112,470
  Simon Property Group, Inc. ................    2,490      166,905
  Vornado Realty Trust.......................    1,510      106,530
                                                         ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                 996,373
                                                         ----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT
     0.0%(A)
  CB Richard Ellis Group, Inc. -- Class A*...    1,900       13,319
                                                         ----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                   13,319
                                                         ----------

  ROAD & RAIL 1.0%
  Burlington Northern Santa Fe Corp. ........    3,120      277,867
  CSX Corp. .................................    4,500      205,740
  Norfolk Southern Corp. ....................    4,140      248,152
  Ryder System, Inc. ........................      620       24,564
  Union Pacific Corp. .......................    5,620      375,248
                                                         ----------
TOTAL ROAD & RAIL                                         1,131,571
                                                         ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.9%
  Advanced Micro Devices, Inc.*..............    6,710       23,485
  Altera Corp. ..............................    3,320       57,602
  Analog Devices, Inc. ......................    3,210       68,566
  Applied Materials, Inc. ...................   14,820      191,326
  Broadcom Corp. -- Class A*.................    4,870       83,180
  Intel Corp. ...............................   62,080      993,280
  KLA-Tencor Corp. ..........................    1,910       44,407
  Linear Technology Corp. ...................    2,450       55,566
  LSI Corp.*.................................    7,110       27,374
  MEMC Electronic Materials, Inc.*...........    2,490       45,766
  Microchip Technology, Inc. ................    2,030       49,999
  Micron Technology, Inc.*...................    8,400       39,564
  National Semiconductor Corp. ..............    2,150       28,315
  Novellus Systems, Inc.*....................    1,090       17,222
  NVIDIA Corp.*..............................    6,150       53,874
  Teradyne, Inc.*............................    1,860        9,486
  Texas Instruments, Inc. ...................   14,480      283,229
  Xilinx, Inc. ..............................    3,050       56,181
                                                         ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT            2,128,422
                                                         ----------

  SOFTWARE 3.1%
  Adobe Systems, Inc.*.......................    5,860      156,110
  Autodesk, Inc.*............................    2,480       52,849
  BMC Software, Inc.*........................    2,100       54,222
  CA, Inc. ..................................    4,350       77,430
  Citrix Systems, Inc.*......................    2,010       51,798
  Compuware Corp.*...........................    2,810       17,928
  Electronic Arts, Inc.*.....................    3,520       80,186
  Intuit, Inc.*..............................    3,540       88,712
  Microsoft Corp. ...........................   86,710    1,936,234
  Novell, Inc.*..............................    3,810       17,755
  Oracle Corp.*..............................   43,270      791,408
  Salesforce.com, Inc.*......................    1,150       35,604
  Symantec Corp.*............................    9,270      116,616
                                                         ----------
TOTAL SOFTWARE                                            3,476,852
                                                         ----------

  SPECIALTY RETAIL 1.4%
  Abercrombie & Fitch Co. -- Class A.........      960       27,802
  AutoNation, Inc.*..........................    1,190        8,175
  AutoZone, Inc.*............................      460       58,553
  Bed Bath & Beyond, Inc.*...................    2,880       74,218
  Best Buy Co., Inc. ........................    3,730      100,001
  GameStop Corp. -- Class A*.................    1,800       49,302
  Gap, Inc.(The).............................    5,190       67,159
  Home Depot, Inc. ..........................   18,760      442,548
  Limited Brands, Inc. ......................    3,150       37,737
  Lowe's Cos., Inc. .........................   16,190      351,323
  Office Depot, Inc.*........................    3,040       10,944
  RadioShack Corp. ..........................    1,450       18,357
  Sherwin-Williams Co.(The)..................    1,090       62,032
  Staples, Inc. .............................    7,850      152,525


See Notes to Financial Statements.

                                                                ANNUAL REPORT 33



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
-------------------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Tiffany & Co. .............................    1,370      $37,607
  TJX Cos., Inc. ............................    4,630      123,899
                                                         ----------
TOTAL SPECIALTY RETAIL                                    1,622,182
                                                         ----------

  TEXTILES, APPAREL & LUXURY GOODS 0.4%
  Coach, Inc.*...............................    3,720       76,632
  Jones Apparel Group, Inc. .................      920       10,221
  Liz Claiborne, Inc. .......................    1,050        8,558
  NIKE, Inc. -- Class B......................    4,330      249,538
  Polo Ralph Lauren Corp. ...................      630       29,717
  V.F. Corp. ................................      960       52,896
                                                         ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                      427,562
                                                         ----------

  THRIFTS & MORTGAGE FINANCE 0.1%
  Hudson City Bancorp, Inc. .................    5,740      107,969
  Sovereign Bancorp, Inc. ...................    6,000       17,400
                                                         ----------
TOTAL THRIFTS & MORTGAGE FINANCE                            125,369
                                                         ----------

  TOBACCO 1.6%
  Altria Group, Inc. ........................   22,750      436,572
  Lorillard, Inc. ...........................    1,920      126,451
  Philip Morris International, Inc. .........   22,760      989,377
  Reynolds American, Inc. ...................    1,880       92,045
  UST, Inc. .................................    1,630      110,172
                                                         ----------
TOTAL TOBACCO                                             1,754,617
                                                         ----------

  TRADING COMPANIES & DISTRIBUTORS 0.1%
  Fastenal Co. ..............................    1,430       57,572
  W.W. Grainger, Inc. .......................      720       56,570
                                                         ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                      114,142
                                                         ----------

  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  American Tower Corp. -- Class A*...........    4,350      140,548
  Sprint Nextel Corp. .......................   31,520       98,658
                                                         ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                   239,206
                                                         ----------
TOTAL COMMON STOCKS
  (Cost $107,814,291).................................   93,707,346
                                                         ----------






                                                       FACE         MARKET
                                                     AMOUNT          VALUE
--------------------------------------------------------------------------

REPURCHASE AGREEMENTS 11.2%
  State Street Bank & Trust Co., 0.030%,
  dated 10/31/08, to be repurchased at
  $12,688,032 on 11/03/08 collateralized by
  $13,975,000 FNMA at 5.500% due 07/14/28
  with a value of $12,944,344................   $12,688,000    $12,688,000
                                                              ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $12,688,000)                                            12,688,000
                                                              ------------
TOTAL INVESTMENTS 93.9%
  (Cost $120,502,291)                                          106,395,346
                                                              ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--6.1%                      6,968,547
                                                              ------------
NET ASSETS--100.0%                                            $113,363,893
--------------------------------------------------------------------------





                                                            UNREALIZED
                                               CONTRACTS          LOSS
----------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
  December 2008 S&P 500 Index E-Mini Futures
  Contracts (Aggregate Market Value of
  Contracts $131,633,700)....................    2,712     $(2,745,632)
----------------------------------------------------------------------



     * Non-Income Producing Security.

   (a) Amount represents less than 0.05% of net assets.

FNMA--Federal National Mortgage Association


See Notes to Financial Statements.

ANNUAL REPORT 34


RYDEX INVERSE 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                            FACE        MARKET
                                                          AMOUNT         VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 66.9%
  State Street Bank & Trust Co., 0.030%, dated
     10/31/08, to be repurchased at $44,251,111 on
     11/03/08 collateralized by $48,535,000 FNMA
     at 5.550% due 07/10/28 with a value of
     $45,137,550..................................   $44,251,000   $44,251,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $44,251,000)                                                44,251,000
                                                                   -----------

TOTAL INVESTMENTS 66.9%
  (Cost $44,251,000)                                                44,251,000
                                                                   -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--33.1%                        21,854,557
                                                                   -----------
NET ASSETS --100.0%                                                $66,105,557
------------------------------------------------------------------------------






                                                                 UNREALIZED
                                                    CONTRACTS          LOSS
---------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  December 2008 S&P 500 Index E-Mini Futures
  Contracts (Aggregate Market Value of Contracts
  $133,720,813)...................................    2,755    $(10,472,763)
---------------------------------------------------------------------------



FNMA--Federal National Mortgage Association




See Notes to Financial Statements.

                                                                ANNUAL REPORT 35




RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                               MARKET
                                                 SHARES         VALUE
---------------------------------------------------------------------
COMMON STOCKS 80.7%
  AEROSPACE & DEFENSE 0.4%
  Alliant Techsystems, Inc.*.................      200        $16,508
  BE Aerospace, Inc.*........................      610          7,851
                                                           ----------
TOTAL AEROSPACE & DEFENSE                                      24,359
                                                           ----------

  AIRLINES 0.3%
  Airtran Holdings, Inc.*....................      720          2,945
  Alaska Air Group, Inc.*....................      220          5,434
  JetBlue Airways Corp.*.....................    1,120          6,216
                                                           ----------
TOTAL AIRLINES                                                 14,595
                                                           ----------

  AUTO COMPONENTS 0.5%
  ArvinMeritor, Inc. ........................      450          2,664
  BorgWarner, Inc. ..........................      710         15,954
  Gentex Corp. ..............................      870          8,343
  Lear Corp.*................................      470            945
  Modine Manufacturing Co. ..................      200          1,480
                                                           ----------
TOTAL AUTO COMPONENTS                                          29,386
                                                           ----------

  AUTOMOBILES 0.1%
  Thor Industries, Inc. .....................      220          3,938
                                                           ----------
TOTAL AUTOMOBILES                                               3,938
                                                           ----------

  BEVERAGES 0.3%
  Hansen Natural Corp.*......................      450         11,394
  PepsiAmericas, Inc. .......................      350          6,625
                                                           ----------
TOTAL BEVERAGES                                                18,019
                                                           ----------

  BIOTECHNOLOGY 1.3%
  Cephalon, Inc.*............................      420         30,122
  PDL BioPharma, Inc. .......................      730          7,118
  United Therapeutics Corp.*.................      140         12,212
  Vertex Pharmaceuticals, Inc.*..............      910         23,851
                                                           ----------
TOTAL BIOTECHNOLOGY                                            73,303
                                                           ----------

  CAPITAL MARKETS 1.6%
  Affiliated Managers Group, Inc.*...........      250         11,595
  Apollo Investment Corp. ...................      870         11,468
  Eaton Vance Corp. .........................      710         15,620
  Jefferies Group, Inc. .....................      740         11,714
  Raymond James Financial, Inc. .............      590         13,741
  SEI Investments Co. .......................      820         14,498
  Waddell & Reed Financial, Inc. -- Class A..      520          7,550
                                                           ----------
TOTAL CAPITAL MARKETS                                          86,186
                                                           ----------

  CHEMICALS 2.9%
  Airgas, Inc. ..............................      510         19,564
  Albemarle Corp. ...........................      560         13,636
  Cabot Corp. ...............................      390         10,316
  Chemtura Corp. ............................    1,480          2,560
  Cytec Industries, Inc. ....................      290          8,213
  Ferro Corp. ...............................      270          4,180
  FMC Corp. .................................      460         20,028
  Lubrizol Corp. ............................      410         15,408
  Minerals Technologies, Inc. ...............      120          6,811
  Olin Corp. ................................      460          8,354
  RPM International, Inc. ...................      800         11,360
  Scotts Miracle-Gro Co.(The) {d208} Class
     A.......................................      270          7,052
  Sensient Technologies Corp. ...............      300          7,569
  Terra Industries, Inc. ....................      560         12,314
  Valspar Corp. .............................      610         12,474
                                                           ----------
TOTAL CHEMICALS                                               159,839
                                                           ----------

  COMMERCIAL BANKS 3.5%
  Associated Banc-Corp. .....................      780         17,207
  Bancorpsouth, Inc. ........................      440         10,679
  Bank of Hawaii Corp. ......................      290         14,706
  Cathay General Bancorp.....................      300          7,344
  City National Corp. .......................      250         13,382
  Colonial BancGroup, Inc. ..................    1,240          5,034
  Commerce Bancshares Inc/Kansas City MO.....      380         17,966
  Cullen/Frost Bankers, Inc. ................      360         20,149
  FirstMerit Corp. ..........................      500         11,660
  PacWest Bancorp............................      150          3,749
  SVB Financial Group*.......................      200         10,290
  Synovus Financial Corp. ...................    1,720         17,768
  TCF Financial Corp. .......................      710         12,595
  Webster Financial Corp. ...................      320          5,933
  Westamerica Bancorp........................      180         10,305
  Wilmington Trust Corp. ....................      410         11,833
                                                           ----------
TOTAL COMMERCIAL BANKS                                        190,600
                                                           ----------

  COMMERCIAL SERVICES & SUPPLIES 3.4%
  Brink's Co.(The)...........................      260         12,607
  Clean Harbors, Inc.*.......................      120          7,868
  Copart, Inc.*..............................      400         13,960
  Corporate Executive Board Co.(The).........      210          6,264
  Corrections Corp. of America*..............      770         14,715
  Deluxe Corp. ..............................      320          3,891
  Dun & Bradstreet Corp. ....................      330         24,318
  Herman Miller, Inc. .......................      340          7,480
  HNI Corp. .................................      270          4,946
  Kelly Services, Inc. -- Class A............      170          2,421
  Korn/Ferry International*..................      290          4,028
  Manpower, Inc. ............................      490         15,254
  Mine Safety Appliances Co. ................      180          4,860
  MPS Group, Inc.*...........................      570          4,440
  Navigant Consulting, Inc.*.................      280          4,528
  Republic Services, Inc. ...................      950         22,515
  Rollins, Inc. .............................      250          4,393
  Stericycle, Inc.*..........................      520         30,384
                                                           ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                          188,872
                                                           ----------

  COMMUNICATIONS EQUIPMENT 1.2%
  3Com Corp.*................................    2,480          6,771
  ADC Telecommunications, Inc.*..............      720          4,565
  Adtran, Inc. ..............................      340          5,168
  Avocent Corp.*.............................      270          4,055
  CommScope, Inc.*...........................      430          6,325
  F5 Networks, Inc.*.........................      490         12,162
  Foundry Networks, Inc.*....................      900         13,365
  Plantronics, Inc. .........................      300          4,332
  Polycom, Inc.*.............................      520         10,925
                                                           ----------
TOTAL COMMUNICATIONS EQUIPMENT                                 67,668
                                                           ----------

  COMPUTERS & PERIPHERALS 1.1%
  Diebold, Inc. .............................      400         11,888
  Imation Corp. .............................      180          2,218
  NCR Corp.*.................................    1,000         18,280


See Notes to Financial Statements.

ANNUAL REPORT 36


RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
---------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Palm, Inc.*................................      670         $2,673
  Western Digital Corp.*.....................    1,360         22,440
                                                           ----------
TOTAL COMPUTERS & PERIPHERALS                                  57,499
                                                           ----------

  CONSTRUCTION & ENGINEERING 1.3%
  Dycom Industries, Inc.*....................      240          2,131
  Granite Construction, Inc. ................      200          7,134
  KBR, Inc. .................................    1,040         15,434
  Quanta Services, Inc.*.....................    1,070         21,143
  Shaw Group, Inc.(The)*.....................      510          9,124
  URS Corp.*.................................      520         15,283
                                                           ----------
TOTAL CONSTRUCTION & ENGINEERING                               70,249
                                                           ----------

  CONSTRUCTION MATERIALS 0.4%
  Martin Marietta Materials, Inc. ...........      250         19,595
                                                           ----------
TOTAL CONSTRUCTION MATERIALS                                   19,595
                                                           ----------

  CONSUMER FINANCE 0.1%
  AmeriCredit Corp.*.........................      710          4,161
                                                           ----------
TOTAL CONSUMER FINANCE                                          4,161
                                                           ----------

  CONTAINERS & PACKAGING 0.9%
  AptarGroup, Inc. ..........................      420         12,734
  Greif, Inc. {d208} Class A.................      210          8,522
  Packaging Corp. of America.................      630         10,603
  Sonoco Products Co. .......................      610         15,360
  Temple-Inland, Inc. .......................      650          3,854
                                                           ----------
TOTAL CONTAINERS & PACKAGING                                   51,073
                                                           ----------

  DIVERSIFIED CONSUMER SERVICES 1.8%
  Career Education Corp.*....................      450          7,115
  Corinthian Colleges, Inc.*.................      520          7,426
  DeVry, Inc. ...............................      380         21,542
  ITT Educational Services, Inc.*............      190         16,653
  Matthews International Corp. -- Class A....      190          8,480
  Regis Corp. ...............................      260          3,216
  Service Corp. International................    1,570         10,833
  Sotheby's..................................      410          3,817
  Strayer Education, Inc. ...................       90         20,364
                                                           ----------
TOTAL DIVERSIFIED CONSUMER SERVICES                            99,446
                                                           ----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
  Cincinnati Bell, Inc.*.....................    1,440          3,442
                                                           ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                    3,442
                                                           ----------

  ELECTRIC UTILITIES 1.8%
  DPL, Inc. .................................      700         15,967
  Great Plains Energy, Inc. .................      730         14,191
  Hawaiian Electric Industries, Inc. ........      520         13,842
  IDACORP, Inc. .............................      280          7,465
  Northeast Utilities........................      950         21,432
  Sierra Pacific Resources...................    1,430         11,855
  Westar Energy, Inc. .......................      660         12,863
                                                           ----------
TOTAL ELECTRIC UTILITIES                                       97,615
                                                           ----------

  ELECTRICAL EQUIPMENT 1.2%
  AMETEK, Inc. ..............................      650         21,612
  Hubbell, Inc. -- Class B...................      340         12,196
  Roper Industries, Inc. ....................      550         24,942
  Thomas & Betts Corp.*......................      350          8,313
                                                           ----------
TOTAL ELECTRICAL EQUIPMENT                                     67,063
                                                           ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.9%
  Arrow Electronics, Inc.*...................      730         12,738
  Avnet, Inc.*...............................      920         15,401
  FLIR Systems, Inc.*........................      850         27,285
  Ingram Micro, Inc. -- Class A*.............    1,020         13,597
  National Instruments Corp. ................      350          8,890
  Tech Data Corp.*...........................      310          6,650
  Trimble Navigation, Ltd.*..................      740         15,222
  Vishay Intertechnology, Inc.*..............    1,140          4,913
                                                           ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                      104,696
                                                           ----------

  ENERGY EQUIPMENT & SERVICES 2.6%
  Exterran Holdings, Inc.*...................      400          8,964
  FMC Technologies, Inc.*....................      780         27,292
  Helix Energy Solutions Group, Inc.*........      560          5,914
  Helmerich & Payne, Inc. ...................      640         21,958
  Oceaneering International, Inc.*...........      340          9,578
  Patterson-UTI Energy, Inc. ................      960         12,739
  Pride International, Inc.*.................    1,060         19,917
  Superior Energy Services, Inc.*............      490         10,447
  Tidewater, Inc. ...........................      320         13,955
  Unit Corp.*................................      290         10,887
                                                           ----------
TOTAL ENERGY EQUIPMENT & SERVICES                             141,651
                                                           ----------

  FOOD & STAPLES RETAILING 0.4%
  BJ's Wholesale Club, Inc.*.................      360         12,672
  Ruddick Corp. .............................      240          6,874
                                                           ----------
TOTAL FOOD & STAPLES RETAILING                                 19,546
                                                           ----------

  FOOD PRODUCTS 1.4%
  Corn Products International, Inc. .........      460         11,187
  Hormel Foods Corp. ........................      430         12,152
  J.M. Smucker Co.(The)......................      340         15,151
  Lancaster Colony Corp. ....................      120          3,785
  Ralcorp Holdings, Inc.*....................      340         23,011
  Smithfield Foods, Inc.*....................      720          7,574
  Tootsie Roll Industries, Inc. .............      160          3,979
                                                           ----------
TOTAL FOOD PRODUCTS                                            76,839
                                                           ----------

  GAS UTILITIES 2.2%
  AGL Resources, Inc. .......................      470         14,288
  Energen Corp. .............................      440         14,771
  Equitable Resources, Inc. .................      800         27,768
  National Fuel Gas Co. .....................      500         18,095
  Oneok, Inc. ...............................      640         20,416
  UGI Corp. .................................      660         15,754
  WGL Holdings, Inc. ........................      310          9,979
                                                           ----------
TOTAL GAS UTILITIES                                           121,071
                                                           ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 3.1%
  Advanced Medical Optics, Inc.*.............      320          1,974
  Beckman Coulter, Inc. .....................      380         18,969
  Dentsply International, Inc. ..............      910         27,646
  Edwards Lifesciences Corp.*................      340         17,966
  Gen-Probe, Inc.*...........................      330         15,530
  Hill-Rom Holdings, Inc. ...................      380          8,649
  Hologic, Inc.*.............................    1,570         19,217
  Idexx Laboratories, Inc.*..................      360         12,668


See Notes to Financial Statements.

                                                                ANNUAL REPORT 37



RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
---------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Kinetic Concepts, Inc.*....................      350         $8,473
  ResMed, Inc.*..............................      460         15,760
  STERIS Corp. ..............................      360         12,254
  Teleflex, Inc. ............................      240         12,718
                                                           ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                        171,824
                                                           ----------

  HEALTH CARE PROVIDERS & SERVICES 2.4%
  Community Health Systems, Inc.*............      590         12,095
  Health Management Associates, Inc. -- Class
     A*......................................    1,500          3,150
  Health Net, Inc.*..........................      660          8,501
  Henry Schein, Inc.*........................      550         25,745
  Kindred Healthcare, Inc.*..................      180          2,608
  LifePoint Hospitals, Inc.*.................      330          7,910
  Lincare Holdings, Inc.*....................      450         11,858
  Omnicare, Inc. ............................      640         17,645
  Psychiatric Solutions, Inc.*...............      340         11,319
  Universal Health Services, Inc. -- Class
     B.......................................      310         13,032
  VCA Antech, Inc.*..........................      520          9,412
  WellCare Health Plans, Inc.*...............      260          6,284
                                                           ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                        129,559
                                                           ----------

  HEALTH CARE TECHNOLOGY 0.3%
  Cerner Corp.*..............................      420         15,637
                                                           ----------
TOTAL HEALTH CARE TECHNOLOGY                                   15,637
                                                           ----------

  HOTELS, RESTAURANTS & LEISURE 1.0%
  Bob Evans Farms, Inc. .....................      190          3,967
  Boyd Gaming Corp. .........................      350          2,380
  Brinker International, Inc. ...............      620          5,766
  Cheesecake Factory, Inc.(The)*.............      400          3,520
  Chipotle Mexican Grill, Inc. -- Class A*...      200         10,150
  International Speedway Corp. -- Class A....      170          5,336
  Life Time Fitness, Inc.*...................      210          3,999
  Scientific Games Corp. -- Class A*.........      400          7,200
  Wendy's/Arby's Group, Inc. -- Class A*.....    2,860         10,353
                                                           ----------
TOTAL HOTELS, RESTAURANTS & LEISURE                            52,671
                                                           ----------

  HOUSEHOLD DURABLES 1.4%
  American Greetings Corp. -- Class A........      280          3,270
  Blyth, Inc. ...............................      150          1,290
  Furniture Brands International, Inc. ......      250          1,423
  Hovnanian Enterprises, Inc. -- Class A*....      310          1,330
  MDC Holdings, Inc. ........................      220          7,399
  Mohawk Industries, Inc.*...................      340         16,449
  NVR, Inc.*.................................       30         14,706
  Ryland Group, Inc. ........................      260          4,885
  Toll Brothers, Inc.*.......................      800         18,496
  Tupperware Brands Corp. ...................      380          9,614
                                                           ----------
TOTAL HOUSEHOLD DURABLES                                       78,862
                                                           ----------

  HOUSEHOLD PRODUCTS 0.8%
  Church & Dwight Co., Inc. .................      410         24,227
  Energizer Holdings, Inc.*..................      360         17,589
                                                           ----------
TOTAL HOUSEHOLD PRODUCTS                                       41,816
                                                           ----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  Black Hills Corp. .........................      240          6,060
                                                           ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS              6,060
                                                           ----------

  INDUSTRIAL CONGLOMERATES 0.2%
  Carlisle Cos., Inc. .......................      370          8,603
                                                           ----------
TOTAL INDUSTRIAL CONGLOMERATES                                  8,603
                                                           ----------

  INSURANCE 4.1%
  American Financial Group, Inc. ............      460         10,456
  Arthur J. Gallagher & Co. .................      570         13,885
  Brown & Brown, Inc. .......................      710         14,569
  Everest Re Group, Ltd. ....................      380         28,386
  Fidelity National Financial, Inc. -- Class
     A.......................................    1,290         11,623
  First American Corp. ......................      570         11,634
  Hanover Insurance Group, Inc. .............      310         12,168
  HCC Insurance Holdings, Inc. ..............      700         15,442
  Horace Mann Educators Corp. ...............      240          1,910
  Mercury General Corp. .....................      220         11,301
  Old Republic International Corp. ..........    1,410         12,986
  Philadelphia Consolidated Holding Co.*.....      350         20,471
  Protective Life Corp. .....................      430          3,591
  Reinsurance Group of America, Inc. -- Class
     A.......................................      440         16,430
  StanCorp Financial Group, Inc. ............      300         10,224
  Unitrin, Inc. .............................      300          6,300
  W.R. Berkley Corp. ........................      860         22,592
                                                           ----------
TOTAL INSURANCE                                               223,968
                                                           ----------

  INTERNET & CATALOG RETAIL 0.3%
  NetFlix, Inc.*.............................      260          6,438
  Priceline.com, Inc.*.......................      240         12,631
                                                           ----------
TOTAL INTERNET & CATALOG RETAIL                                19,069
                                                           ----------

  INTERNET SOFTWARE & SERVICES 0.2%
  Digital River, Inc.*.......................      230          5,699
  ValueClick, Inc.*..........................      530          3,922
                                                           ----------
TOTAL INTERNET SOFTWARE & SERVICES                              9,621
                                                           ----------

  IT SERVICES 2.3%
  Acxiom Corp. ..............................      410          3,223
  Alliance Data Systems Corp.*...............      410         20,565
  Broadridge Financial Solutions, Inc. ......      860         10,406
  DST Systems, Inc.*.........................      260         10,551
  Gartner, Inc.*.............................      360          6,624
  Global Payments, Inc. .....................      490         19,850
  Lender Processing Services, Inc. ..........      510         11,766
  Metavante Technologies, Inc.*..............      550          9,223
  NeuStar, Inc. -- Class A*..................      480          9,456
  SAIC, Inc.*................................    1,180         21,794
  SRA International, Inc. -- Class A*........      260          4,805
                                                           ----------
TOTAL IT SERVICES                                             128,263
                                                           ----------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Callaway Golf Co. .........................      400          4,184
                                                           ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                              4,184
                                                           ----------

  LIFE SCIENCES TOOLS & SERVICES 1.8%
  Affymetrix, Inc.*..........................      430          1,587
  Charles River Laboratories International,
     Inc.*...................................      420         15,049
  Covance, Inc.*.............................      390         19,500
  Invitrogen Corp.*..........................      570         16,410
  Pharmaceutical Product Development, Inc. ..      730         22,615
  Techne Corp. ..............................      240         16,565
  Varian, Inc.*..............................      180          6,633
                                                           ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                           98,359
                                                           ----------


See Notes to Financial Statements.

ANNUAL REPORT 38


RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
---------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  MACHINERY 3.4%
  AGCO Corp.*................................      560        $17,651
  Crane Co. .................................      300          4,911
  Donaldson Co., Inc. .......................      480         16,872
  Federal Signal Corp. ......................      290          2,468
  Graco, Inc. ...............................      370          9,150
  Harsco Corp. ..............................      520         12,308
  IDEX Corp. ................................      510         11,822
  Joy Global, Inc. ..........................      660         19,127
  Kennametal, Inc. ..........................      470          9,973
  Lincoln Electric Holdings, Inc. ...........      260         11,219
  Nordson Corp. .............................      210          7,755
  Oshkosh Corp. .............................      460          3,524
  Pentair, Inc. .............................      610         16,861
  SPX Corp. .................................      330         12,784
  Timken Co. ................................      520          8,258
  Trinity Industries, Inc. ..................      500          8,440
  Wabtec Corp. ..............................      300         11,928
                                                           ----------
TOTAL MACHINERY                                               185,051
                                                           ----------

  MARINE 0.1%
  Alexander & Baldwin, Inc. .................      250          7,975
                                                           ----------
TOTAL MARINE                                                    7,975
                                                           ----------

  MEDIA 0.9%
  Belo Corp. -- Class A......................      540          1,150
  DreamWorks Animation SKG, Inc. -- Class
     A*......................................      490         13,769
  Harte-Hanks, Inc. .........................      230          1,615
  John Wiley & Sons, Inc.- Class A...........      260          9,043
  Lamar Advertising Co. -- Class A*..........      460          6,978
  Marvel Entertainment, Inc.*................      300          9,657
  Media General, Inc. -- Class A.............      140          1,068
  Scholastic Corp. ..........................      160          2,971
  Valassis Communications, Inc.*.............      290          1,288
                                                           ----------
TOTAL MEDIA                                                    47,539
                                                           ----------

  METALS & MINING 1.0%
  Carpenter Technology Corp. ................      270          4,887
  Cliffs Natural Resources, Inc. ............      650         17,543
  Commercial Metals Co. .....................      700          7,770
  Reliance Steel & Aluminum Co. .............      390          9,766
  Steel Dynamics, Inc. ......................    1,090         12,993
  Worthington Industries, Inc. ..............      370          4,466
                                                           ----------
TOTAL METALS & MINING                                          57,425
                                                           ----------

  MULTI-UTILITIES 2.5%
  Alliant Energy Corp. ......................      680         19,978
  MDU Resources Group, Inc. .................    1,120         20,395
  NSTAR......................................      650         21,482
  OGE Energy Corp. ..........................      570         15,561
  PNM Resources, Inc. .......................      530          5,168
  Puget Energy, Inc. ........................      790         18,510
  SCANA Corp. ...............................      720         23,695
  Vectren Corp. .............................      500         12,600
                                                           ----------
TOTAL MULTI-UTILITIES                                         137,389
                                                           ----------

  MULTILINE RETAIL 0.5%
  99 Cents Only Stores*......................      290          3,538
  Dollar Tree, Inc.*.........................      550         20,911
  Saks, Inc.*................................      870          5,220
                                                           ----------
TOTAL MULTILINE RETAIL                                         29,669
                                                           ----------

  OFFICE ELECTRONICS 0.1%
  Zebra Technologies Corp. -- Class A*.......      400          8,096
                                                           ----------
TOTAL OFFICE ELECTRONICS                                        8,096
                                                           ----------

  OIL, GAS & CONSUMABLE FUELS 3.1%
  Arch Coal, Inc. ...........................      880         18,841
  Bill Barrett Corp.*........................      230          4,692
  Cimarex Energy Co. ........................      510         20,635
  Comstock Resources, Inc.*..................      280         13,838
  Denbury Resources, Inc.*...................    1,510         19,192
  Encore Acquisition Co.*....................      330         10,279
  Forest Oil Corp.*..........................      550         16,065
  Frontier Oil Corp. ........................      640          8,454
  Newfield Exploration Co.*..................      810         18,614
  Overseas Shipholding Group, Inc. ..........      150          5,637
  Patriot Coal Corp.*........................      390          6,174
  Plains Exploration & Production Co.*.......      660         18,612
  Quicksilver Resources, Inc.*...............      690          7,224
                                                           ----------
TOTAL OIL, GAS & CONSUMABLE FUELS                             168,257
                                                           ----------

  PAPER & FOREST PRODUCTS 0.1%
  Louisiana-Pacific Corp. ...................      560          2,688
                                                           ----------
TOTAL PAPER & FOREST PRODUCTS                                   2,688
                                                           ----------

  PERSONAL PRODUCTS 0.4%
  Alberto-Culver Co. ........................      520         13,380
  NBTY, Inc.*................................      330          7,712
                                                           ----------
TOTAL PERSONAL PRODUCTS                                        21,092
                                                           ----------

  PHARMACEUTICALS 1.0%
  Endo Pharmaceuticals Holdings, Inc.*.......      740         13,690
  Medicis Pharmaceutical Corp. -- Class A....      350          4,995
  Perrigo Co. ...............................      480         16,320
  Sepracor, Inc.*............................      670          8,924
  Valeant Pharmaceuticals International*.....      540         10,136
                                                           ----------
TOTAL PHARMACEUTICALS                                          54,065
                                                           ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.2%
  Alexandria Real Estate Equities, Inc. .....      200         13,904
  AMB Property Corp. ........................      600         14,418
  BRE Properties, Inc. ......................      310         10,791
  Camden Property Trust......................      330         11,124
  Cousins Properties, Inc. ..................      270          3,910
  Duke Realty Corp. .........................      900         12,699
  Equity One, Inc. ..........................      190          3,319
  Essex Property Trust, Inc. ................      160         15,568
  Federal Realty Investment Trust............      360         22,057
  Health Care REIT, Inc. ....................      620         27,596
  Highwoods Properties, Inc. ................      390          9,680
  Hospitality Properties Trust...............      580          5,887
  Liberty Property Trust.....................      600         14,310
  Macerich Co. ..............................      460         13,533
  Mack-Cali Realty Corp. ....................      400          9,088
  Nationwide Health Properties, Inc. ........      590         17,606
  Potlatch Corp. ............................      240          7,970
  Rayonier, Inc. ............................      480         15,879



See Notes to Financial Statements.

                                                                ANNUAL REPORT 39



RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
---------------------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Realty Income Corp. .......................      620        $14,334
  Regency Centers Corp. .....................      430         16,968
  UDR, Inc. .................................      830         16,401
  Weingarten Realty Investors................      460          9,407
                                                           ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                   286,449
                                                           ----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  Jones Lang LaSalle, Inc. ..................      250          8,230
                                                           ----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                      8,230
                                                           ----------

  ROAD & RAIL 0.9%
  Avis Budget Group, Inc.*...................      620          1,017
  Con-way, Inc. .............................      280          9,531
  J.B. Hunt Transport Services, Inc. ........      500         14,215
  Kansas City Southern*......................      560         17,287
  Werner Enterprises, Inc. ..................      260          5,101
  YRC Worldwide, Inc.*.......................      350          1,603
                                                           ----------
TOTAL ROAD & RAIL                                              48,754
                                                           ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.5%
  Atmel Corp.*...............................    2,730         11,330
  Cree, Inc.*................................      540         10,600
  Fairchild Semiconductor International,
     Inc.*...................................      770          4,374
  Integrated Device Technology, Inc.*........    1,040          6,614
  International Rectifier Corp.*.............      450          6,948
  Intersil Corp. -- Class A..................      760         10,404
  Lam Research Corp.*........................      770         17,217
  RF Micro Devices, Inc.*....................    1,600          3,184
  Semtech Corp.*.............................      380          4,606
  Silicon Laboratories, Inc.*................      290          7,528
                                                           ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                 82,805
                                                           ----------

  SOFTWARE 2.4%
  ACI Worldwide, Inc.*.......................      210          2,877
  Advent Software, Inc.*.....................      100          1,874
  Ansys, Inc.*...............................      540         15,460
  Cadence Design Systems, Inc.*..............    1,590          6,471
  Factset Research Systems, Inc. ............      260         10,085
  Fair Isaac Corp. ..........................      300          4,677
  Jack Henry & Associates, Inc. .............      530         10,075
  Macrovision Solutions Corp.*...............      510          5,651
  McAfee, Inc.*..............................      930         30,272
  Mentor Graphics Corp.*.....................      570          4,184
  Parametric Technology Corp.*...............      710          9,223
  Sybase, Inc.*..............................      490         13,049
  Synopsys, Inc.*............................      880         16,086
  Wind River Systems, Inc.*..................      420          3,671
                                                           ----------
TOTAL SOFTWARE                                                133,655
                                                           ----------

  SPECIALTY RETAIL 3.7%
  Advance Auto Parts, Inc. ..................      590         18,408
  Aeropostale, Inc.*.........................      410          9,926
  American Eagle Outfitters, Inc. ...........    1,260         14,011
  AnnTaylor Stores Corp.*....................      350          4,400
  Barnes & Noble, Inc. ......................      230          4,342
  Borders Group, Inc. .......................      370          1,254
  CarMax, Inc.*..............................    1,350         14,337
  Chico's FAS, Inc.*.........................    1,080          3,672
  Coldwater Creek, Inc.*.....................      290          1,041
  Collective Brands, Inc.*...................      390          4,988
  Dick's Sporting Goods, Inc.*...............      520          7,967
  Foot Locker, Inc. .........................      950         13,889
  Guess?, Inc. ..............................      370          8,055
  J. Crew Group, Inc.*.......................      320          6,480
  O'Reilly Automotive, Inc.*.................      820         22,230
  Pacific Sunwear of California, Inc.*.......      400          1,368
  PetSmart, Inc. ............................      780         15,358
  Rent-A-Center, Inc.*.......................      410          5,986
  Ross Stores, Inc. .........................      810         26,479
  Urban Outfitters, Inc.*....................      700         15,218
  Williams-Sonoma, Inc. .....................      530          4,389
                                                           ----------
TOTAL SPECIALTY RETAIL                                        203,798
                                                           ----------

  TEXTILES, APPAREL & LUXURY GOODS 0.6%
  Hanesbrands, Inc.*.........................      570          9,958
  Phillips-Van Heusen Corp. .................      310          7,598
  Timberland Co. -- Class A*.................      290          3,509
  Under Armour, Inc. -- Class A*.............      220          5,720
  Warnaco Group, Inc.*.......................      280          8,347
                                                           ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                         35,132
                                                           ----------

  THRIFTS & MORTGAGE FINANCE 1.2%
  Astoria Financial Corp. ...................      490          9,320
  First Niagara Financial Group, Inc. .......      720         11,354
  New York Community Bancorp, Inc. ..........    2,100         32,886
  PMI Group, Inc.(The).......................      420          1,046
  Washington Federal, Inc. ..................      540          9,515
                                                           ----------
TOTAL THRIFTS & MORTGAGE FINANCE                               64,121
                                                           ----------

  TOBACCO 0.1%
  Universal Corp. ...........................      160          6,334
                                                           ----------
TOTAL TOBACCO                                                   6,334
                                                           ----------

  TRADING COMPANIES & DISTRIBUTORS 0.4%
  GATX Corp. ................................      300          8,565
  MSC Industrial Direct Co. -- Class A.......      280         10,041
  United Rentals, Inc.*......................      360          3,690
                                                           ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                         22,296
                                                           ----------

  WATER UTILITIES 0.3%
  Aqua America, Inc. ........................      830         14,940
                                                           ----------
TOTAL WATER UTILITIES                                          14,940
                                                           ----------

  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  Telephone & Data Systems, Inc. ............      650         17,453
                                                           ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                      17,453
                                                           ----------
TOTAL COMMON STOCKS
  (Cost $5,196,509)                                         4,422,420
                                                           ----------
TOTAL INVESTMENTS 80.7%
  (Cost $5,196,509)                                         4,422,420
                                                           ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--19.3%                1,057,606
                                                           ----------
NET ASSETS--100.0%                                         $5,480,026
---------------------------------------------------------------------



See Notes to Financial Statements.

ANNUAL REPORT 40


RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                                           UNREALIZED
                                               CONTRACTS         GAIN
---------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  December 2008 S&P MidCap 400 Index E-Mini
     Futures Contracts (Aggregate Market
     Value of Contracts $4,993,120)..........       88       $149,000
                                                           ----------


                                                 UNITS
---------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston January 2009 S&P
     MidCap 400 Index Swap, Terminating
     01/27/09 (Notional Market Value
     $1,519,841)**...........................    2,673       $236,602
---------------------------------------------------------------------



     * Non-Income Producing Security.

    ** Price return based on S&P MidCap 400 Index +/- financing at a variable rate.





See Notes to Financial Statements.

                                                                ANNUAL REPORT 41




RYDEX INVERSE 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                      FACE         MARKET
                                                    AMOUNT          VALUE
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS 88.9%
  State Street Bank & Trust Co., 0.030%,
  dated 10/31/08, to be repurchased at
  $5,866,015 on 11/03/08 collateralized by
  $6,460,000 FNMA at 5.500% due 07/14/28 with
  a value of $5,983,575......................   $5,866,000     $5,866,000
                                                             ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,866,000)                                             5,866,000
                                                             ------------
TOTAL INVESTMENTS 88.9%
  (Cost $5,866,000)                                             5,866,000
                                                             ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--11.1%                      730,111
                                                             ------------
NET ASSETS--100.0%                                             $6,596,111
-------------------------------------------------------------------------

                                                               UNREALIZED
                                                CONTRACTS            LOSS
-------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  December 2008 S&P MidCap 400 Index E-Mini
  Futures Contracts (Aggregate Market Value
  of Contracts $4,198,760)...................           74      $(466,566)
                                                             ------------


                                                  UNITS
-------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston January 2009 S&P
  MidCap 400 Index Swap, Terminating 01/27/09
  (Notional Market Value $9,031,265)*........       15,886    $(1,405,948)
-------------------------------------------------------------------------



     * Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

FNMA   --Federal National Mortgage Association




See Notes to Financial Statements.

ANNUAL REPORT 42



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS 80.4%
  AEROSPACE & DEFENSE 1.6%
  AAR Corp.*.................................          514         $8,219
  Aerovironment, Inc.*.......................          138          4,957
  American Science & Engineering, Inc. ......          120          7,548
  Applied Signal Technology, Inc. ...........          168          3,010
  Argon ST, Inc.*............................          170          3,546
  Ascent Solar Technologies, Inc.*...........           98            510
  Axsys Technologies, Inc.*..................          118          7,791
  Ceradyne, Inc.*............................          348          8,178
  Cubic Corp. ...............................          208          4,628
  Curtiss-Wright Corp. ......................          594         21,919
  Ducommun, Inc. ............................          138          2,786
  DynCorp International, Inc. -- Class A*....          326          4,310
  Esterline Technologies Corp.*..............          386         13,915
  GenCorp, Inc.*.............................          754          3,695
  HEICO Corp. ...............................          288         11,079
  Herley Industries, Inc.*...................          178          2,367
  Hexcel Corp.*..............................        1,268         16,738
  Ladish Co., Inc.*..........................          190          3,236
  LMI Aerospace, Inc.*.......................          118          1,802
  Moog, Inc. -- Class A*.....................          564         19,808
  Orbital Sciences Corp.*....................          772         15,818
  Stanley, Inc.*.............................          118          4,043
  Taser International, Inc.*.................          824          4,128
  Teledyne Technologies, Inc.*...............          466         21,236
  TransDigm Group, Inc.*.....................          436         13,141
  Triumph Group, Inc. .......................          218          9,561
                                                             ------------
TOTAL AEROSPACE & DEFENSE                                         217,969
                                                             ------------

  AIR FREIGHT & LOGISTICS 0.3%
  Atlas Air Worldwide Holdings, Inc.*........          178          3,439
  Dynamex, Inc.*.............................          120          2,929
  Forward Air Corp. .........................          378          9,892
  HUB Group, Inc. -- Class A*................          486         15,285
  Pacer International, Inc. .................          456          5,148
  Park-Ohio Holdings Corp.*..................          108            820
                                                             ------------
TOTAL AIR FREIGHT & LOGISTICS                                      37,513
                                                             ------------

  AIRLINES 0.7%
  Airtran Holdings, Inc.*....................        1,546          6,323
  Alaska Air Group, Inc.*....................          476         11,757
  Allegiant Travel Co.*......................          178          7,090
  Hawaiian Holdings, Inc.*...................          526          3,682
  JetBlue Airways Corp.*.....................        2,280         12,654
  Republic Airways Holdings, Inc.*...........          456          6,817
  SkyWest, Inc. .............................          772         11,897
  UAL Corp. .................................        1,656         24,111
  US Airways Group, Inc.*....................        1,506         15,271
                                                             ------------
TOTAL AIRLINES                                                     99,602
                                                             ------------

  AUTO COMPONENTS 0.4%
  American Axle & Manufacturing Holdings,
     Inc. ...................................          606          2,176
  Amerigon, Inc.*............................          288          1,382
  ArvinMeritor, Inc. ........................          972          5,754
  Cooper Tire & Rubber Co. ..................          774          5,906
  Dana Holding Corp.*........................        1,308          2,485
  Dorman Products, Inc.*.....................          148          1,665
  Drew Industries, Inc.*.....................          258          3,122
  Exide Technologies*........................          992          4,712
  Fuel Systems Solutions, Inc.*..............          158          4,495
  Hayes Lemmerz International, Inc.*.........        1,330          1,769
  Lear Corp.*................................          843          1,695
  Modine Manufacturing Co. ..................          426          3,152
  Quantum Fuel Systems Technologies
     Worldwide, Inc.*........................        1,090            818
  Raser Technologies, Inc.*..................          565          2,435
  Spartan Motors, Inc. ......................          426          1,955
  Stoneridge, Inc.*..........................          190          1,081
  Superior Industries International, Inc. ...          306          4,376
  Tenneco, Inc.*.............................          614          3,015
  Visteon Corp.*.............................        1,644          1,134
  Wonder Auto Technolgy, Inc.*...............          198            790
                                                             ------------
TOTAL AUTO COMPONENTS                                              53,917
                                                             ------------

  AUTOMOBILES 0.0%(A)
  Fleetwood Enterprises, Inc.*...............          960            393
  Winnebago Industries, Inc. ................          386          2,293
                                                             ------------
TOTAL AUTOMOBILES                                                   2,686
                                                             ------------

  BEVERAGES 0.1%
  Boston Beer Co., Inc. -- Class A*..........          110          4,157
  Coca-Cola Bottling Co. Consolidated........           50          2,209
  National Beverage Corp.*...................          140          1,282
                                                             ------------
TOTAL BEVERAGES                                                     7,648
                                                             ------------

  BIOTECHNOLOGY 3.5%
  Acadia Pharmaceuticals, Inc.*..............          436            828
  Acorda Therapeutics, Inc.*.................          486          9,914
  Affymax, Inc.*.............................          138          1,849
  Alexion Pharmaceuticals, Inc.*.............        1,012         41,239
  Alkermes, Inc.*............................        1,260         12,449
  Allos Therapeutics, Inc.*..................          694          5,073
  Alnylam Pharmaceuticals, Inc.*.............          466         10,718
  Amicus Therapeutics, Inc.*.................           68            723
  Arena Pharmaceuticals, Inc.*...............          972          3,577
  Ariad Pharmaceuticals, Inc.*...............          912          1,815
  ArQule, Inc.*..............................          536          1,479
  Array BioPharma, Inc.*.....................          624          3,070
  Celera Corp.*..............................        1,052         11,898
  Cell Genesys, Inc.*........................        1,130            259
  Celldex Therapeutics Inc*..................          198          1,534
  Cepheid, Inc.*.............................          752          8,926
  Cougar Biotechnology, Inc.*................          198          5,029
  Cubist Pharmaceuticals, Inc.*..............          744         18,890
  CV Therapeutics, Inc.*.....................          802          7,483
  Cytokinetics, Inc.*........................          465          1,325
  Cytori Therapeutics, Inc.*.................          258          1,032
  Dendreon Corp.*............................        1,230          6,052
  Dyax Corp.*................................          734          2,459
  Emergent Biosolutions, Inc.*...............          178          3,206
  Enzon Pharmaceuticals, Inc.*...............          594          2,952
  Genomic Health, Inc.*......................          188          3,465
  Geron Corp.*...............................        1,030          4,099
  GTx, Inc.*.................................          248          3,502
  Halozyme Therapeutics, Inc.*...............          802          3,842
  Human Genome Sciences, Inc.*...............        1,784          5,762
  Idenix Pharmaceuticals, Inc.*..............          328          1,811
  Idera Pharmaceuticals, Inc.*...............          268          2,605
  Immunogen, Inc.*...........................          666          3,084
  Immunomedics, Inc.*........................          862          1,293
  Incyte Corp.*..............................        1,002          4,158
  Indevus Pharmaceuticals, Inc.*.............        1,022          2,729
  InterMune, Inc.*...........................          416          6,128


See Notes to Financial Statements.

                                                                ANNUAL REPORT 43



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Isis Pharmaceuticals, Inc.*................        1,190        $16,731
  Lexicon Pharmaceuticals, Inc.*.............        1,060          1,664
  Ligand Pharmaceuticals, Inc. -- Class B*...        1,110          2,298
  MannKind Corp.*............................          684          2,572
  Marshall Edwards, Inc.*....................          268            332
  Martek Biosciences Corp. ..................          436         13,006
  Maxygen, Inc.*.............................          328          1,374
  Medarex, Inc.*.............................        1,684         11,838
  Metabolix, Inc.*...........................          248          2,324
  Molecular Insight Pharmaceuticals, Inc.*...          236          1,180
  Momenta Pharmaceuticals, Inc.*.............          326          2,970
  Myriad Genetics, Inc.*.....................          586         36,971
  Nabi Biopharmaceuticals*...................          684          2,681
  Nanosphere, Inc.*..........................          168            837
  Neurocrine Biosciences, Inc.*..............          506          2,090
  Novavax, Inc.*.............................          764          1,719
  NPS Pharmaceuticals, Inc.*.................          624          4,368
  Omrix Biopharmaceuticals, Inc.*............          188          3,258
  Onyx Pharmaceuticals, Inc.*................          734         19,803
  Opko Health, Inc.*.........................          634            970
  Orexigen Therapeutics, Inc.*...............          266          1,263
  OSI Pharmaceuticals, Inc.*.................          754         28,614
  Osiris Therapeutics, Inc.*.................          198          3,004
  PDL BioPharma, Inc. .......................        1,576         15,366
  Pharmasset, Inc.*..........................          218          3,898
  Progenics Pharmaceuticals, Inc.*...........          348          3,483
  Protalix BioTherapeutics, Inc.*............          140            238
  Regeneron Pharmaceuticals, Inc.*...........          822         15,865
  Repligen Corp.*............................          408          1,636
  Rexahn Pharmaceuticals, Inc.*..............          386            425
  Rigel Pharmaceuticals, Inc.*...............          485          4,224
  Sangamo Biosciences, Inc.*.................          486          3,796
  Savient Pharmaceuticals, Inc.*.............          714          3,399
  Seattle Genetics, Inc.*....................          802          8,245
  Synta Pharmaceuticals Corp.*...............          218          1,543
  Targacept, Inc.*...........................          238          1,409
  Theravance, Inc.*..........................          684          4,637
  United Therapeutics Corp.*.................          298         25,995
  XOMA, Ltd.*................................        1,744          2,180
  Zymogenetics, Inc.*........................          495          1,584
                                                             ------------
TOTAL BIOTECHNOLOGY                                               466,047
                                                             ------------

  BUILDING PRODUCTS 0.4%
  AAON, Inc. ................................          178          2,935
  American Woodmark Corp. ...................          138          2,559
  Ameron International Corp. ................          120          5,640
  Apogee Enterprises, Inc. ..................          378          3,727
  Builders FirstSource, Inc.*................          208            790
  China Architectural Engineering, Inc.*.....          248            977
  Gibraltar Industries, Inc. ................          356          4,717
  Griffon Corp.*.............................          576          4,862
  Insteel Industries, Inc. ..................          228          2,339
  NCI Building Systems, Inc.*................          258          4,801
  Quanex Building Products Corp. ............          486          4,452
  Simpson Manufacturing Co., Inc. ...........          494         11,382
  Trex Co., Inc.*............................          198          3,229
  Universal Forest Products, Inc. ...........          218          5,156
                                                             ------------
TOTAL BUILDING PRODUCTS                                            57,566
                                                             ------------

  CAPITAL MARKETS 1.5%
  Apollo Investment Corp. ...................        1,874         24,699
  Ares Capital Corp. ........................        1,280         10,061
  BGC Partners, Inc. -- Class A..............          446          1,824
  BlackRock Kelso Capital Corp. .............          170          1,785
  Broadpoint Securities Group, Inc.*.........          318            938
  Calamos Asset Management, Inc. -- Class A..          268          2,200
  Capital Southwest Corp. ...................           40          4,080
  Cohen & Steers, Inc. ......................          218          3,961
  Diamond Hill Investment Group, Inc. .......           30          1,908
  Epoch Holding Corp. .......................          148          1,295
  Evercore Partners, Inc. -- Class A.........          130          1,582
  FBR Capital Markets Corp.*.................          366          2,017
  FCStone Group, Inc.*.......................          298          1,773
  GAMCO Investors, Inc. -- Class A...........          100          3,807
  GFI Group, Inc. ...........................          872          2,799
  Gladstone Capital Corp. ...................          278          3,311
  Gladstone Invt Corp. ......................          288          1,604
  Greenhill & Co., Inc. .....................          228         15,041
  Harris & Harris Group, Inc.*...............          338          1,690
  Hercules Technology Growth Capital, Inc. ..          436          3,785
  International Assets Holding Corp.*........           58            936
  Kayne Anderson Energy Development Co. .....          130          1,923
  KBW, Inc.*.................................          346         10,131
  Knight Capital Group, Inc. -- Class A*.....        1,240         17,930
  Kohlberg Capital Corp. ....................          238          1,330
  LaBranche & Co., Inc.*.....................          674          4,199
  Ladenburg Thalmann Financial Services,
     Inc.*...................................        1,416          1,784
  MCG Capital Corp. .........................        1,000            820
  MVC Capital, Inc. .........................          318          3,934
  NGP Capital Resources Co. .................          289          3,507
  optionsXpress Holdings, Inc. ..............          556          9,875
  Patriot Capital Funding, Inc. .............          276          1,366
  PennantPark Investment Corp. ..............          278          1,270
  Penson Worldwide, Inc.*....................          218          1,557
  Piper Jaffray Cos., Inc.*..................          248          9,784
  Prospect Capital Corp. ....................          346          4,353
  Pzena Investment Management, Inc. -- Class
     A.......................................           80            354
  Riskmetrics Group, Inc.*...................          286          4,407
  Sanders Morris Harris Group, Inc. .........          258          1,909
  Stifel Financial Corp.*....................          333         14,535
  SWS Group, Inc. ...........................          318          5,902
  Thomas Weisel Partners Group, Inc.*........          258          1,450
  TradeStation Group, Inc.*..................          426          3,336
  U.S. Global Investors, Inc. -- Class A.....          168          1,211
  Westwood Holdings Group, Inc. .............           70          2,685
                                                             ------------
TOTAL CAPITAL MARKETS                                             200,648
                                                             ------------

  CHEMICALS 1.7%
  A. Schulman, Inc. .........................          356          6,376
  American Vanguard Corp. ...................          248          3,628
  Arch Chemicals, Inc. ......................          328          9,305
  Balchem Corp. .............................          238          6,083
  Calgon Carbon Corp.*.......................          536          7,140
  Ferro Corp. ...............................          576          8,916
  Flotek Industries, Inc.*...................          298          1,475
  GenTek, Inc.*..............................          118          2,124
  H.B. Fuller Co. ...........................          636         11,238
  Hercules, Inc. ............................        1,488         25,013
  ICO, Inc.*.................................          366          1,636
  Innophos Holdings, Inc. ...................          138          3,692
  Innospec, Inc. ............................          308          2,695
  Koppers Holdings, Inc. ....................          278          6,614


See Notes to Financial Statements.

ANNUAL REPORT 44


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Landec Corp.*..............................          308         $2,880
  LSB Industries, Inc.*......................          228          1,874
  Minerals Technologies, Inc. ...............          248         14,076
  NewMarket Corp. ...........................          178          6,709
  NL Industries, Inc. .......................           90          1,240
  Olin Corp. ................................          982         17,833
  OM Group, Inc.*............................          406          8,664
  Penford Corp. .............................          148          1,905
  PolyOne Corp.*.............................        1,230          5,843
  Quaker Chemical Corp. .....................          138          2,640
  Rockwood Holdings, Inc.*...................          546          6,743
  Sensient Technologies Corp. ...............          634         15,996
  ShengdaTech, Inc.*.........................          396          2,008
  Solutia, Inc.*.............................        1,248         12,031
  Spartech Corp. ............................          406          2,582
  Stepan Co. ................................           80          2,866
  Westlake Chemical Corp. ...................          248          4,521
  WR Grace & Co.*............................          952          8,578
  Zep, Inc. .................................          278          5,852
  Zoltek Cos., Inc.*.........................          366          4,315
                                                             ------------
TOTAL CHEMICALS                                                   225,091
                                                             ------------

  COMMERCIAL BANKS 6.5%
  1st Source Corp. ..........................          198          4,249
  AMCORE Financial, Inc. ....................          266          1,237
  Ameris Bancorp.............................          178          1,965
  Ames Natl Corp. ...........................           88          2,200
  Arrow Financial Corp. .....................          120          3,119
  Bancfirst Corp. ...........................           98          4,939
  Banco Latinoamericano de Exportaciones,
     S.A. -- Class E.........................          358          3,806
  BancTrust Financial Group, Inc. ...........          228          2,841
  Bank of the Ozarks, Inc. ..................          160          4,864
  Banner Corp. ..............................          188          2,401
  Boston Private Financial Holdings, Inc. ...          722          6,382
  Bryn Mawr Bank Corp. ......................           90          1,907
  Camden National Corp. .....................          100          2,925
  Capital City Bank Group, Inc. .............          158          4,424
  Capitol Bancorp, Ltd. .....................          188          1,925
  Cardinal Financial Corp. ..................          318          1,984
  Cascade Bancorp............................          296          2,824
  Cathay General Bancorp.....................          654         16,010
  Centerstate Banks of Florida, Inc. ........          120          2,100
  Central Pacific Financial Corp. ...........          378          5,897
  Chemical Financial Corp. ..................          316          8,301
  Citizens + Northn Corp. ...................          118          2,773
  Citizens Republic Bancorp, Inc. ...........        1,602          4,726
  City Bank..................................          178          1,833
  City Holding Co. ..........................          210          8,786
  CoBiz Financial, Inc. .....................          248          2,887
  Colonial BancGroup, Inc. ..................        2,666         10,824
  Columbia Banking System, Inc. .............          238          3,789
  Community Bank System, Inc. ...............          421         10,504
  Community Trust Bancorp, Inc. .............          198          6,609
  CVB Financial Corp. .......................          872         11,040
  East West Bancorp, Inc. ...................          834         14,470
  Enterprise Financial Services Corp. .......          148          2,745
  F.N.B. Corp. ..............................        1,130         14,803
  Farmers Capital Bank Corp. ................           80          1,582
  Financial Institutions, Inc. ..............          148          2,399
  First Bancorp Inc/ME.......................          118          2,124
  First BanCorp. ............................          940          9,607
  First Bancorp..............................          188          3,290
  First Busey Corp. .........................          336          6,263
  First Commonwealth Financial Corp. ........          962         10,640
  First Community Bancshares, Inc. ..........          120          3,756
  First Financial Bancorp....................          496          6,671
  First Financial Bankshares, Inc. ..........          276         14,956
  First Financial Corp. .....................          148          6,257
  First Merchants Corp. .....................          238          5,238
  First Midwest Bancorp, Inc. ...............          644         14,303
  First South Bancorp, Inc. .................          108          1,517
  FirstMerit Corp. ..........................        1,070         24,952
  Frontier Financial Corp. ..................          624          4,156
  Glacier Bancorp, Inc. .....................          714         14,401
  Greene Bankshares, Inc. ...................          170          3,358
  Guaranty Bancorp*..........................          694          2,956
  Hancock Holding Co. .......................          338         14,926
  Hanmi Financial Corp. .....................          494          1,976
  Harleysville National Corp. ...............          416          5,770
  Heartland Financial USA, Inc. .............          170          4,038
  Heritage Commerce Corp. ...................          138          1,786
  Home Bancshares, Inc. .....................          178          4,635
  IBERIABANK Corp. ..........................          168          8,558
  Independent Bank Corp. ....................          218          6,272
  Integra Bank Corp. ........................          268          1,616
  International Bancshares Corp. ............          674         17,504
  Investors Bancorp, Inc.*...................          584          8,386
  Lakeland Bancorp, Inc. ....................          268          2,953
  Lakeland Financial Corp. ..................          160          3,592
  MainSource Financial Group, Inc. ..........          265          4,733
  MB Financial, Inc. ........................          456         13,548
  Midwest Banc Holdings, Inc. ...............          296            891
  Nara Bancorp, Inc. ........................          298          3,278
  National Penn Bancshares, Inc. ............        1,050         17,787
  NBT Bancorp, Inc. .........................          426         11,877
  Northfield Bancorp, Inc. ..................          258          3,122
  Old National Bancorp.......................          872         16,516
  Old Second Bancorp, Inc. ..................          178          2,403
  Oriental Financial Group...................          318          5,164
  Pacific Capital Bancorp....................          606         11,902
  Pacific Continental Corp. .................          140          1,995
  PacWest Bancorp............................          318          7,947
  Park National Corp. .......................          148         10,767
  Peapack Gladstone Financial Corp. .........          110          3,523
  Pennsylvania Commerce Bancorp, Inc.*.......           70          2,083
  Peoples Bancorp, Inc. .....................          138          2,643
  Pinnacle Financial Partners, Inc.*.........          298          8,720
  Premierwest Bancorp........................          258          2,103
  PrivateBancorp, Inc. ......................          286         10,299
  Prosperity Bancshares, Inc. ...............          516         17,136
  Provident Bankshares Corp. ................          436          4,652
  Renasant Corp. ............................          278          5,827
  Republic Bancorp, Inc. -- Class A..........          120          2,762
  S&T Bancorp, Inc. .........................          316         10,776
  S.Y. Bancorp, Inc. ........................          178          4,902
  Sandy Spring Bancorp, Inc. ................          218          4,680
  Santander BanCorp..........................           60            569
  SCBT Financial Corp. ......................          138          4,677
  Seacoast Banking Corp. of Florida..........          198          1,758
  Shore Bancshares, Inc. ....................          110          2,671
  Sierra Bancorp.............................           98          1,956
  Signature Bank*............................          455         14,824
  Simmons First National Corp. -- Class A....          188          5,832


See Notes to Financial Statements.

                                                                ANNUAL REPORT 45



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Smithtown Bancorp, Inc. ...................          130         $2,557
  South Financial Group, Inc. ...............          962          5,589
  Southside Bancshares, Inc. ................          158          3,806
  Southwest Bancorp, Inc. ...................          188          2,722
  State Bancorp Inc/NY.......................          188          2,395
  StellarOne Corp. ..........................          298          5,066
  Sterling Bancorp...........................          238          3,732
  Sterling Bancshares, Inc. .................          962          7,658
  Sterling Financial Corp. ..................          684          5,807
  Suffolk Bancorp............................          128          4,154
  Sun Bancorp, Inc.*.........................          190          1,900
  Susquehanna Bancshares, Inc. ..............        1,130         17,504
  SVB Financial Group*.......................          396         20,374
  Texas Capital Bancshares, Inc.*............          366          6,533
  Tompkins Financial Corp. ..................           78          3,822
  TowneBank/Portsmouth VA....................          276          6,036
  Trico Bancshares...........................          180          3,877
  Trustmark Corp. ...........................          654         13,420
  UCBH Holdings, Inc. .......................        1,458          7,698
  UMB Financial Corp. .......................          408         18,495
  Umpqua Holdings Corp. .....................          792         13,480
  Union Bankshares Corp. ....................          178          4,242
  United Bankshares, Inc. ...................          496         15,822
  United Community Banks, Inc. ..............          536          7,032
  United Security Bancshares Co. ............          110          1,540
  Univest Corp. of Pennsylvania..............          168          5,198
  W Holding Co., Inc. .......................        1,436            933
  Washington Trust Bancorp, Inc. ............          150          3,198
  WesBanco, Inc. ............................          348          9,459
  West Bancorporation, Inc. .................          228          2,850
  West Coast Bancorp.........................          208          1,814
  Westamerica Bancorp........................          386         22,099
  Western Alliance Bancorp*..................          248          3,673
  Wilshire Bancorp, Inc. ....................          256          2,824
  Wintrust Financial Corp. ..................          308          7,885
  Yadkin Valley Financial Corp. .............          150          2,234
                                                             ------------
TOTAL COMMERCIAL BANKS                                            874,278
                                                             ------------

  COMMERCIAL SERVICES & SUPPLIES 3.6%
  ABM Industries, Inc. ......................          576          9,406
  ACCO Brands Corp.*.........................          714          2,013
  Administaff, Inc. .........................          286          5,717
  Advisory Board Co.(The)*...................          228          5,620
  American Ecology Corp. ....................          218          3,824
  American Reprographics Co.*................          476          5,065
  AMREP Corp.*...............................           20            602
  ATC Technology Corp.*......................          278          6,097
  Bowne & Co., Inc. .........................          356          2,773
  Casella Waste Systems, Inc. -- Class A*....          298          1,502
  CBIZ, Inc.*................................          594          4,811
  CDI Corp. .................................          178          2,314
  Cenveo, Inc.*..............................          634          3,062
  Clean Harbors, Inc.*.......................          258         16,917
  Comfort Systems USA, Inc. .................          526          4,908
  COMSYS IT Partners, Inc.*..................          190          1,155
  Consolidated Graphics, Inc.*...............          130          1,691
  Cornell Cos., Inc.*........................          148          3,370
  CoStar Group, Inc.*........................          258          9,293
  Courier Corp. .............................          138          2,403
  CRA International, Inc.*...................          148          4,005
  Deluxe Corp. ..............................          684          8,317
  Duff & Phelps Corp. -- Class A*............          138          2,622
  EnergySolutions, Inc. .....................          436          1,966
  EnerNOC, Inc.*.............................          128            845
  Ennis, Inc. ...............................          338          3,978
  Exponent, Inc.*............................          198          5,827
  First Advantage Corp. -- Class A*..........          138          1,508
  Fuel Tech, Inc.*...........................          248          2,914
  G&K Services, Inc. -- Class A..............          258          5,828
  Geo Group, Inc.(The)*......................          674         11,903
  GeoEye, Inc.*..............................          238          5,150
  Healthcare Services Group, Inc. ...........          566          9,373
  Heidrick & Struggles International, Inc. ..          228          5,502
  Herman Miller, Inc. .......................          742         16,324
  Hill International, Inc.*..................          308          1,934
  HNI Corp. .................................          586         10,736
  Hudson Highland Group, Inc.*...............          328          1,719
  Huron Consulting Group, Inc.*..............          276         15,006
  ICF International, Inc.*...................           88          1,635
  ICT Group, Inc.*...........................          118            622
  IKON Office Solutions, Inc. ...............        1,070         18,436
  Innerworkings, Inc.*.......................          416          2,891
  Interface, Inc. -- Class A.................          704          4,963
  Kelly Services, Inc. -- Class A............          346          4,927
  Kforce, Inc.*..............................          406          3,195
  Kimball International, Inc. -- Class B.....          418          3,114
  Knoll, Inc. ...............................          636          9,197
  Korn/Ferry International*..................          614          8,528
  LECG Corp.*................................          338          1,622
  M&F Worldwide Corp.*.......................          150          3,457
  McGrath RentCorp...........................          308          7,004
  Metalico, Inc.*............................          318          1,018
  Mine Safety Appliances Co. ................          406         10,962
  Mobile Mini, Inc.*.........................          456          7,661
  MPS Group, Inc.*...........................        1,240          9,660
  Multi-Color Corp. .........................          140          2,758
  Navigant Consulting, Inc.*.................          634         10,252
  Odyssey Marine Exploration, Inc.*..........          634          2,397
  On Assignment, Inc.*.......................          466          3,029
  PRG-Schultz International, Inc.*...........          198            840
  Protection One, Inc.*......................           80            588
  Resources Connection, Inc.*................          604         10,473
  Rollins, Inc. .............................          546          9,593
  Schawk, Inc. ..............................          198          2,600
  School Specialty, Inc.*....................          248          5,208
  Spherion Corp.*............................          724          2,302
  Standard Parking Corp.*....................          118          2,473
  Standard Register Co.(The).................          198          1,610
  SYKES Enterprises, Inc.*...................          436          6,959
  Team, Inc.*................................          246          6,831
  Tetra Tech, Inc.*..........................          774         17,020
  TrueBlue, Inc.*............................          584          4,865
  United Stationers, Inc.*...................          308         11,516
  Viad Corp. ................................          276          6,031
  Volt Information Sciences, Inc.*...........          168          1,285
  VSE Corp. .................................           50          1,640
  Waste Connections, Inc.*...................        1,022         34,595
  Waste Services, Inc.*......................          316          1,890
  Watson Wyatt Worldwide, Inc. -- Class A....          564         23,953
                                                             ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                              477,600
                                                             ------------

  COMMUNICATIONS EQUIPMENT 2.2%
  3Com Corp.*................................        5,313         14,505
  Acme Packet, Inc.*.........................          358          1,697


See Notes to Financial Statements.

ANNUAL REPORT 46


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Adtran, Inc. ..............................          742        $11,278
  Airvana, Inc.*.............................          318          1,396
  Anaren, Inc.*..............................          190          2,366
  Arris Group, Inc.*.........................        1,616         11,167
  Aruba Networks, Inc.*......................          694          2,158
  Avanex Corp.*..............................          178            552
  Avocent Corp.*.............................          594          8,922
  Bel Fuse, Inc. -- Class B..................          158          3,429
  BigBand Networks, Inc.*....................          436          1,613
  Black Box Corp. ...........................          228          6,933
  Blue Coat Systems, Inc.*...................          436          5,886
  Bookham, Inc.*.............................        1,328            717
  Cogo Group, Inc.*..........................          338          1,839
  Comtech Telecommunications Corp.*..........          318         15,398
  DG FastChannel, Inc.*......................          231          4,091
  Digi International, Inc.*..................          338          3,461
  EMS Technologies, Inc.*....................          208          4,347
  Emulex Corp.*..............................        1,110         10,545
  Extreme Networks*..........................        1,160          2,134
  Finisar Corp.*.............................        5,204          3,174
  Foundry Networks, Inc.*....................        1,924         28,571
  Globecomm Systems, Inc.*...................          268          2,112
  Harmonic, Inc.*............................        1,240          8,816
  Harris Stratex Networks, Inc. -- Class A*..          336          2,228
  Hughes Communications, Inc.*...............           98          1,593
  Infinera Corp.*............................        1,220          9,492
  InterDigital, Inc.*........................          596         12,981
  Ixia*......................................          564          3,756
  Loral Space & Communications, Ltd.*........          158          1,817
  MRV Communications, Inc.*..................        2,072          1,533
  NETGEAR, Inc.*.............................          466          5,149
  Neutral Tandem, Inc.*......................          218          3,798
  Nextwave Wireless, Inc.*...................          636            178
  Oplink Communications, Inc.*...............          276          2,241
  Opnext, Inc.*..............................          248            992
  Orbcomm, Inc.*.............................          416          1,248
  Parkervision, Inc.*........................          306          1,533
  PC-Tel, Inc. ..............................          256          1,503
  Plantronics, Inc. .........................          644          9,299
  Polycom, Inc.*.............................        1,150         24,162
  Powerwave Technologies, Inc.*..............        1,734          1,647
  Riverbed Technology, Inc.*.................          742          9,297
  SeaChange International, Inc.*.............          406          3,102
  ShoreTel, Inc.*............................          574          2,795
  Sonus Networks, Inc.*......................        2,686          5,936
  Starent Networks Corp.*....................          396          3,948
  Sycamore Networks, Inc.*...................        2,518          8,410
  Symmetricom, Inc.*.........................          604          2,688
  Tekelec*...................................          862         10,939
  Utstarcom, Inc.*...........................        1,458          3,470
  ViaSat, Inc.*..............................          336          6,122
                                                             ------------
TOTAL COMMUNICATIONS EQUIPMENT                                    298,964
                                                             ------------

  COMPUTERS & PERIPHERALS 0.7%
  3PAR, Inc.*................................          347          2,214
  Adaptec, Inc.*.............................        1,596          5,123
  Avid Technology, Inc.*.....................          396          5,873
  Compellent Technologies, Inc.*.............          178          1,940
  Cray, Inc.*................................          436          1,369
  Data Domain, Inc.*.........................          436          8,049
  Electronics for Imaging, Inc.*.............          704          7,462
  Hutchinson Technology, Inc.*...............          308          2,107
  Hypercom Corp.*............................          704          1,373
  Imation Corp. .............................          396          4,879
  Immersion Corp.*...........................          406          2,103
  Intermec, Inc.*............................          812         10,532
  Intevac, Inc.*.............................          288          2,241
  Isilon Systems, Inc.*......................          326          1,115
  Netezza Corp.*.............................          495          4,801
  Novatel Wireless, Inc.*....................          416          2,167
  Palm, Inc.*................................        1,416          5,650
  Presstek, Inc.*............................          366          1,530
  Quantum Corp.*.............................        2,584            749
  Rackable Systems, Inc.*....................          388          2,766
  Rimage Corp.*..............................          128          1,887
  STEC, Inc.*................................          406          2,233
  Stratasys, Inc.*...........................          268          3,237
  Super Micro Computer, Inc.*................          288          1,809
  Synaptics, Inc.*...........................          446         13,777
                                                             ------------
TOTAL COMPUTERS & PERIPHERALS                                      96,986
                                                             ------------

  CONSTRUCTION & ENGINEERING 0.6%
  Dycom Industries, Inc.*....................          526          4,671
  EMCOR Group, Inc.*.........................          892         15,851
  Furmanite Corp.*...........................          476          3,808
  Granite Construction, Inc. ................          436         15,552
  Great Lakes Dredge & Dock Corp. ...........          526          2,356
  Insituform Technologies, Inc. -- Class A*..          366          4,915
  Integrated Electrical Services, Inc.*......          100          1,223
  Layne Christensen Co.*.....................          256          6,728
  MasTec, Inc.*..............................          566          4,936
  Michael Baker Corp.*.......................           98          2,335
  Northwest Pipe Co.*........................          120          3,448
  Orion Marine Group, Inc.*..................          286          1,481
  Perini Corp.*..............................          664         12,629
  Pike Electric Corp.*.......................          220          1,925
  Sterling Construction Co, Inc.*............          150          1,982
                                                             ------------
TOTAL CONSTRUCTION & ENGINEERING                                   83,840
                                                             ------------

  CONSTRUCTION MATERIALS 0.1%
  Headwaters, Inc.*..........................          554          5,872
  Texas Industries, Inc. ....................          308          9,742
  U.S. Concrete, Inc.*.......................          526          1,657
  United States Lime & Minerals, Inc.*.......           20            510
                                                             ------------
TOTAL CONSTRUCTION MATERIALS                                       17,781
                                                             ------------

  CONSUMER FINANCE 0.3%
  Advance America Cash Advance Centers,
     Inc. ...................................          554          1,485
  Advanta Corp. -- Class B...................          506          2,287
  Cardtronics, Inc.*.........................          158            882
  Cash America International, Inc. ..........          386         13,653
  CompuCredit Corp.*.........................          208            537
  Credit Acceptance Corp.*...................           80          1,227
  Dollar Financial Corp.*....................          318          3,698
  Ezcorp, Inc. -- Class A*...................          506          8,015
  First Cash Financial Services, Inc.*.......          258          3,965
  First Marblehead Corp (The)................          912          1,550
  Nelnet, Inc. -- Class A....................          228          3,336
  World Acceptance Corp.*....................          218          4,029
                                                             ------------
TOTAL CONSUMER FINANCE                                             44,664
                                                             ------------


See Notes to Financial Statements.

                                                                ANNUAL REPORT 47



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  CONTAINERS & PACKAGING 0.3%
  AEP Industries, Inc.*......................           70         $1,370
  Boise, Inc.*...............................          447            282
  Bway Holding Co.*..........................          100            748
  Graphic Packaging Holding Co.*.............        1,904          3,522
  Myers Industries, Inc. ....................          376          3,974
  Rock-Tenn Co. -- Class A...................          504         15,327
  Silgan Holdings, Inc. .....................          336         15,637
                                                             ------------
TOTAL CONTAINERS & PACKAGING                                       40,860
                                                             ------------

  DISTRIBUTORS 0.0%(A)
  Aristotle Corp (The)*......................           20            122
  Audiovox Corp. -- Class A*.................          228          1,343
  Core-Mark Holding Co., Inc.*...............          128          2,530
                                                             ------------
TOTAL DISTRIBUTORS                                                  3,995
                                                             ------------

  DIVERSIFIED CONSUMER SERVICES 0.8%
  American Public Education, Inc.*...........          148          6,552
  Capella Education Co.*.....................          188          8,911
  Coinstar, Inc.*............................          368          8,828
  Corinthian Colleges, Inc.*.................        1,120         15,994
  Jackson Hewitt Tax Service, Inc. ..........          376          5,181
  K12, Inc.*.................................           78          2,145
  Learning Tree International, Inc.*.........          118          1,505
  Lincoln Educational Services Corp.*........           58            839
  Matthews International Corp. -- Class A....          408         18,209
  Pre-Paid Legal Services, Inc.*.............          108          4,264
  Princeton Review, Inc.*....................          178            991
  Regis Corp. ...............................          566          7,001
  Sotheby's..................................          892          8,305
  Steiner Leisure, Ltd.*.....................          218          5,646
  Stewart Enterprises, Inc. -- Class A.......        1,100          5,687
  thinkorswim Group, Inc.*...................          684          5,472
  Universal Technical Institute, Inc.*.......          286          4,719
                                                             ------------
TOTAL DIVERSIFIED CONSUMER SERVICES                               110,249
                                                             ------------

  DIVERSIFIED FINANCIAL SERVICES 0.4%
  Ampal-American Israel Corp -- Class A*.....          258            583
  Asset Acceptance Capital Corp.*............          198          1,606
  Compass Diversified Holdings...............          316          3,855
  Encore Capital Group, Inc.*................          178          1,666
  Fifth Street Finance Corp. ................          130            884
  Financial Federal Corp. ...................          336          7,778
  Interactive Brokers Group, Inc. -- Class
     A*......................................          536         11,454
  Life Partners Holdings, Inc. ..............           80          3,214
  MarketAxess Holdings, Inc.*................          406          2,322
  Medallion Financial Corp. .................          198          1,602
  NewStar Financial, Inc.*...................          316          1,710
  PHH Corp.*.................................          714          5,755
  Pico Holdings, Inc.*.......................          218          5,459
  Portfolio Recovery Associates, Inc.*.......          198          7,104
  Primus Guaranty, Ltd.*.....................          297            134
  Resource America, Inc. -- Class A..........          128            736
                                                             ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                               55,862
                                                             ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
  Alaska Communications Systems Group,
     Inc. ...................................          574          5,361
  Atlantic Tele-Network, Inc. ...............          128          3,114
  Cbeyond, Inc.*.............................          316          3,798
  Cincinnati Bell, Inc.*.....................        3,202          7,653
  Cogent Communications Group, Inc.*.........          626          2,992
  Consolidated Communications Holdings,
     Inc. ...................................          306          3,152
  Fairpoint Communications, Inc. ............        1,170          4,657
  General Communication, Inc. -- Class A*....          596          4,577
  Global Crossing Ltd.*......................          346          2,304
  Globalstar, Inc.*..........................          554            305
  Hungarian Telephone & Cable Corp.*.........           60            645
  Ibasis, Inc.*..............................          416            919
  IDT Corp. -- Class B*......................          684            705
  Iowa Telecommunications Services, Inc. ....          426          6,441
  NTELOS Holdings Corp. .....................          396         10,296
  PAETEC Holding Corp.*......................        1,626          1,464
  Premiere Global Services, Inc.*............          814          8,099
  Shenandoah Telecom Co. ....................          308          7,383
  tw telecom inc*............................        1,942         13,750
  Vonage Holdings Corp.*.....................          644            605
                                                             ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       88,220
                                                             ------------

  ELECTRIC UTILITIES 1.4%
  Allete, Inc. ..............................          346         12,110
  Central Vermont Public Service Corp. ......          138          2,748
  Cleco Corp. ...............................          794         18,270
  El Paso Electric Co.*......................          594         11,001
  Empire District Electric Co.(The)..........          446          8,568
  IDACORP, Inc. .............................          596         15,889
  ITC Holdings Corp. ........................          654         26,539
  MGE Energy, Inc. ..........................          288         10,261
  NorthWestern Corp. ........................          516         10,083
  Portland General Electric Co. .............          824         16,909
  UIL Holdings Corp. ........................          336         11,088
  Unisource Energy Corp. ....................          456         12,576
  Westar Energy, Inc. .......................        1,378         26,857
                                                             ------------
TOTAL ELECTRIC UTILITIES                                          182,899
                                                             ------------

  ELECTRICAL EQUIPMENT 1.7%
  Acuity Brands, Inc. .......................          536         18,739
  Advanced Battery Technologies, Inc.*.......          576          1,642
  Akeena Solar, Inc.*........................          278            781
  American Superconductor Corp.*.............          554          6,930
  AO Smith Corp. ............................          266          8,392
  AZZ, Inc.*.................................          158          4,610
  Baldor Electric Co. .......................          606         10,641
  Beacon Power Corp.*........................        1,262          1,148
  Belden, Inc. ..............................          576         12,004
  Brady Corp. -- Class A.....................          664         20,584
  Capstone Turbine Corp.*....................        1,922          2,595
  China BAK Battery, Inc.*...................          436          1,125
  Coleman Cable, Inc.*.......................          108            752
  Encore Wire Corp. .........................          238          4,562
  Ener1, Inc.*...............................          476          3,727
  Energy Conversion Devices, Inc.*...........          594         20,279
  EnerSys*...................................          366          4,838
  Evergreen Solar, Inc.*.....................        1,892          7,171
  Franklin Electric Co., Inc. ...............          298         12,564
  FuelCell Energy, Inc.*.....................          902          4,312
  Fushi Copperweld, Inc.*....................          188            837
  GrafTech International, Ltd.*..............        1,576         12,781
  GT Solar International, Inc.*..............          398          1,835
  Harbin Electric, Inc.*.....................           98            803
  II-VI, Inc.*...............................          318          8,933
  LaBarge, Inc.*.............................          160          2,200
  LSI Industries, Inc. ......................          248          1,947
  Medis Technologies, Ltd.*..................          416            507
  Microvision, Inc.*.........................          893          1,545


See Notes to Financial Statements.

ANNUAL REPORT 48


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Orion Energy Systems, Inc.*................          118           $524
  Plug Power, Inc.*..........................        1,060          1,039
  Polypore International, Inc.*..............          208          1,774
  Powell Industries, Inc.*...................           98          1,814
  Power-One, Inc.*...........................          982          1,090
  PowerSecure International, Inc.*...........          228            878
  Preformed Line Products Co. ...............           38          1,520
  Regal-Beloit Corp. ........................          426         13,871
  Ultralife Corp.*...........................          168          1,460
  Valence Technology, Inc.*..................          666          1,532
  Vicor Corp. ...............................          258          1,803
  Woodward Governor Co. .....................          774         24,845
                                                             ------------
TOTAL ELECTRICAL EQUIPMENT                                        230,934
                                                             ------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
  Agilysys, Inc. ............................          298          1,198
  Anixter International, Inc.*...............          396         13,310
  Benchmark Electronics, Inc.*...............          892         10,695
  Brightpoint, Inc.*.........................          654          3,767
  Checkpoint Systems, Inc.*..................          524          6,608
  China Security & Surveillance Technology,
     Inc.*...................................          376          3,937
  Cogent, Inc.*..............................          544          4,972
  Cognex Corp. ..............................          554          8,875
  Coherent, Inc.*............................          308          7,792
  Comverge, Inc.*............................          288          1,308
  CPI International, Inc.*...................          128          1,262
  CTS Corp. .................................          446          3,118
  Daktronics, Inc. ..........................          436          4,343
  DTS, Inc.*.................................          238          4,915
  Echelon Corp.*.............................          388          3,154
  Electro Rent Corp. ........................          286          3,429
  Electro Scientific Industries, Inc.*.......          356          2,980
  Elixir Gaming Technologies, Inc.*..........          892            125
  FARO Technologies, Inc.*...................          218          3,307
  Gerber Scientific, Inc.*...................          308          1,472
  ICx Technologies, Inc.*....................          178          1,456
  Insight Enterprises, Inc.*.................          616          5,994
  IPG Photonics Corp.*.......................          256          3,635
  KEMET Corp.*...............................        1,059            625
  L-1 Identity Solutions, Inc.*..............          862          7,068
  Littelfuse, Inc.*..........................          288          5,374
  Maxwell Technologies, Inc.*................          238          2,159
  Measurement Specialties, Inc.*.............          188          2,008
  Mercury Computer Systems, Inc.*............          298          2,140
  Methode Electronics, Inc. .................          504          3,825
  MTS Systems Corp. .........................          228          7,405
  Multi-Fineline Electronix, Inc.*...........          118          1,378
  Newport Corp.*.............................          476          3,422
  OSI Systems, Inc.*.........................          208          2,392
  Park Electrochemical Corp. ................          268          5,794
  PC Connection, Inc.*.......................          128            773
  PC Mall, Inc.*.............................          148            663
  Plexus Corp.*..............................          526          9,815
  Radisys Corp.*.............................          298          1,898
  Rofin-Sinar Technologies, Inc.*............          388          8,648
  Rogers Corp.*..............................          238          7,164
  Sanmina-SCI Corp.*.........................        6,998          5,248
  Scansource, Inc.*..........................          346          6,865
  Smart Modular Technologies WWH, Inc.*......          584          1,583
  SYNNEX Corp.*..............................          228          3,518
  Technitrol, Inc. ..........................          536          3,093
  TTM Technologies, Inc.*....................          564          4,038
  Universal Display Corp.*...................          378          4,090
  Zygo Corp.*................................          198          1,701
                                                             ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          204,339
                                                             ------------

  ENERGY EQUIPMENT & SERVICES 1.3%
  Allis-Chalmers Energy, Inc.*...............          368          2,488
  Basic Energy Services, Inc.*...............          544          7,442
  Bolt Technology Corp.*.....................          110            892
  Bristow Group, Inc.*.......................          318          7,877
  Bronco Drilling Co., Inc.*.................          346          2,671
  Cal Dive International, Inc.*..............          584          4,970
  CARBO Ceramics, Inc. ......................          268         11,596
  Complete Production Services, Inc.*........          634          7,855
  Dawson Geophysical Co.*....................          100          2,453
  Dril-Quip, Inc.*...........................          406         10,028
  ENGlobal Corp.*............................          356          1,563
  Geokinetics, Inc.*.........................           60            342
  Grey Wolf, Inc.*...........................        2,359         15,145
  Gulf Island Fabrication, Inc. .............          158          3,114
  Gulfmark Offshore, Inc.*...................          298         11,026
  Hornbeck Offshore Services, Inc.*..........          306          7,283
  ION Geophysical Corp.*.....................        1,112          7,295
  Lufkin Industries, Inc. ...................          198         10,359
  Matrix Service Co.*........................          346          4,238
  Mitcham Industries, Inc.*..................          128            699
  NATCO Group, Inc. -- Class A*..............          266          5,623
  Natural Gas Services Group, Inc.*..........          158          2,094
  Newpark Resources, Inc.*...................        1,188          6,831
  OYO Geospace Corp.*........................           50          1,434
  Parker Drilling Co.*.......................        1,488          7,619
  PHI, Inc.*.................................          178          3,734
  Pioneer Drilling Co.*......................          654          5,062
  RPC, Inc. .................................          386          4,088
  Sulphco, Inc.*.............................          704          1,408
  Superior Well Services, Inc.*..............          218          3,651
  T-3 Energy Services, Inc.*.................          168          4,050
  Trico Marine Services, Inc.*...............          168          1,512
  Union Drilling, Inc.*......................          188          1,030
  Willbros Group, Inc.*......................          514          7,962
                                                             ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                 175,434
                                                             ------------

  FOOD & STAPLES RETAILING 0.8%
  Andersons, Inc.(The).......................          238          6,338
  Arden Group, Inc. -- Class A...............           18          2,700
  Casey's General Stores, Inc. ..............          666         20,113
  Great Atlantic & Pacific Tea Co., Inc.*....          466          3,854
  Ingles Markets, Inc. -- Class A............          168          3,135
  Nash Finch Co. ............................          168          6,624
  Pantry, Inc.(The)*.........................          296          6,518
  Pricesmart, Inc. ..........................          188          2,801
  Ruddick Corp. .............................          556         15,924
  Spartan Stores, Inc. ......................          288          7,773
  Susser Holdings Corp.*.....................          100          1,558
  United Natural Foods, Inc.*................          566         12,645
  Village Super Market -- Class A............           40          1,966
  Weis Markets, Inc. ........................          148          4,801
  Winn-Dixie Stores, Inc.*...................          714         10,724
                                                             ------------
TOTAL FOOD & STAPLES RETAILING                                    107,474
                                                             ------------


See Notes to Financial Statements.

                                                                ANNUAL REPORT 49



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  FOOD PRODUCTS 1.6%
  AgFeed Industries, Inc.*...................          258         $1,130
  Alico, Inc. ...............................           50          1,969
  American Dairy, Inc.*......................           88          1,081
  B&G Foods, Inc. -- Class A.................          268          1,000
  Cal-Maine Foods, Inc. .....................          168          4,937
  Calavo Growers, Inc. ......................          138          1,401
  Chiquita Brands International, Inc.*.......          574          7,835
  Darling International, Inc.*...............        1,072          8,083
  Diamond Foods, Inc. .......................          208          6,080
  Farmer Brothers Co. .......................           90          2,160
  Flowers Foods, Inc. .......................        1,020         30,243
  Fresh Del Monte Produce, Inc.*.............          554         11,695
  Green Mountain Coffee Roasters, Inc.*......          228          6,610
  Griffin Land & Nurseries, Inc. ............           40          1,227
  Hain Celestial Group, Inc.*................          536         12,456
  HQ Sustainable Maritime Industries, Inc.*..           88            361
  Imperial Sugar Co. ........................          158          1,871
  J&J Snack Foods Corp. .....................          188          5,896
  Lancaster Colony Corp. ....................          268          8,453
  Lance, Inc. ...............................          356          7,365
  Lifeway Foods, Inc.*.......................           60            600
  Omega Protein Corp.*.......................          238          1,756
  Pilgrim's Pride Corp. .....................          565            621
  Ralcorp Holdings, Inc.*....................          744         50,354
  Reddy Ice Holdings, Inc. ..................          238            633
  Sanderson Farms, Inc. .....................          268          8,367
  Smart Balance, Inc.*.......................          824          5,900
  Synutra International, Inc.*...............          138          1,932
  Tootsie Roll Industries, Inc. .............          316          7,859
  TreeHouse Foods, Inc.*.....................          416         12,588
  Zhongpin, Inc.*............................          246          2,118
                                                             ------------
TOTAL FOOD PRODUCTS                                               214,581
                                                             ------------

  GAS UTILITIES 1.2%
  Chesapeake Utilities Corp. ................           90          2,812
  Laclede Group, Inc. .......................          288         15,068
  New Jersey Resources Corp. ................          554         20,631
  Nicor, Inc. ...............................          594         27,449
  Northwest Natural Gas Co. .................          348         17,706
  Piedmont Natural Gas Co., Inc. ............          970         31,932
  South Jersey Industries, Inc. .............          396         13,492
  Southwest Gas Corp. .......................          574         14,993
  WGL Holdings, Inc. ........................          654         21,052
                                                             ------------
TOTAL GAS UTILITIES                                               165,135
                                                             ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 3.1%
  Abaxis, Inc.*..............................          288          4,427
  Abiomed, Inc.*.............................          446          6,503
  Accuray, Inc.*.............................          476          3,008
  Align Technology, Inc.*....................          814          5,641
  Alphatec Holdings, Inc.*...................          328          1,289
  American Medical Systems Holdings, Inc.*...          962         10,409
  Analogic Corp. ............................          178          7,861
  Angiodynamics, Inc.*.......................          318          4,007
  Arthrocare Corp.*..........................          348          7,231
  Atrion Corp. ..............................           20          1,979
  Cantel Medical Corp.*......................          168          1,613
  Cardiac Science Corp.*.....................          258          2,407
  Conceptus, Inc.*...........................          396          6,415
  CONMED Corp.*..............................          376          9,851
  CryoLife, Inc.*............................          366          4,904
  Cyberonics, Inc.*..........................          316          4,026
  Cynosure, Inc. -- Class A*.................          128          1,121
  Datascope Corp. ...........................          170          8,529
  DexCom, Inc.*..............................          346          1,564
  ev3, Inc.*.................................          930          6,017
  Exactech, Inc.*............................          100          2,020
  Greatbatch, Inc.*..........................          298          6,482
  Haemonetics Corp.*.........................          338         19,962
  Hansen Medical, Inc.*......................          228          2,123
  I-Flow Corp.*..............................          286          1,613
  ICU Medical, Inc.*.........................          148          4,740
  Immucor, Inc.*.............................          922         24,479
  Insulet Corp.*.............................          238          1,333
  Integra LifeSciences Holdings Corp.*.......          238          8,935
  Invacare Corp. ............................          426          7,749
  IRIS International, Inc.*..................          238          2,654
  Kensey Nash Corp.*.........................           98          2,488
  Masimo Corp.*..............................          606         19,386
  Medical Action Industries, Inc.*...........          188          2,162
  Mentor Corp. ..............................          446          7,537
  Meridian Bioscience, Inc. .................          526         12,929
  Merit Medical Systems, Inc.*...............          366          6,698
  Micrus Endovascular Corp.*.................          208          2,454
  Natus Medical, Inc.*.......................          366          5,600
  Neogen Corp.*..............................          188          5,540
  NuVasive, Inc.*............................          466         21,944
  NxStage Medical, Inc.*.....................          338          1,372
  OraSure Technologies, Inc.*................          616          2,840
  Orthofix International NV*.................          228          3,089
  Orthovita, Inc.*...........................          872          2,389
  Palomar Medical Technologies, Inc.*........          238          2,723
  Quidel Corp.*..............................          368          5,818
  RTI Biologics, Inc.*.......................          704          2,147
  Sirona Dental Systems, Inc.*...............          218          3,481
  Somanetics Corp.*..........................          158          2,963
  SonoSite, Inc.*............................          218          4,593
  Spectranetics Corp.*.......................          416          1,248
  Stereotaxis, Inc.*.........................          358          1,443
  STERIS Corp. ..............................          772         26,279
  SurModics, Inc.*...........................          208          5,512
  Symmetry Medical, Inc.*....................          466          6,021
  Synovis Life Technologies, Inc.*...........          168          2,938
  Thoratec Corp.*............................          714         17,579
  TomoTherapy, Inc.*.........................          536          1,742
  TranS1, Inc.*..............................          160          1,018
  Vision Sciences, Inc.*.....................          218            687
  Vnus Medical Technologies, Inc.*...........          170          2,623
  Volcano Corp.*.............................          624          9,703
  West Pharmaceutical Services, Inc. ........          426         17,006
  Wright Medical Group, Inc.*................          486         11,266
  Zoll Medical Corp.*........................          278          6,694
                                                             ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            410,804
                                                             ------------

  HEALTH CARE PROVIDERS & SERVICES 3.4%
  Air Methods Corp.*.........................          140          2,349
  Alliance Imaging, Inc.*....................          336          2,738
  Almost Family, Inc.*.......................           80          3,853
  Amedisys, Inc.*............................          348         19,631
  AMERIGROUP Corp.*..........................          704         17,600
  AMN Healthcare Services, Inc.*.............          446          4,010
  Amsurg Corp.*..............................          416         10,375
  Assisted Living Concepts, Inc. -- Class
     A*......................................          724          3,598


See Notes to Financial Statements.

ANNUAL REPORT 50


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  athenahealth, Inc.*........................          268         $8,201
  Bio-Reference Labs, Inc.*..................          150          3,689
  BMP Sunstone Corp.*........................          306          2,062
  Capital Senior Living Corp.*...............          296          1,329
  CardioNet, Inc.*...........................           60          1,535
  Catalyst Health Solutions, Inc.*...........          436          7,355
  Centene Corp.*.............................          574         10,814
  Chemed Corp. ..............................          300         13,137
  Chindex International, Inc.*...............          148          1,240
  Corvel Corp.*..............................        3,880        104,062
  Cross Country Healthcare, Inc.*............          406          4,596
  Emergency Medical Services Corp. -- Class
     A*......................................          120          3,943
  Emeritus Corp.*............................          258          2,975
  Ensign Group, Inc. ........................          110          1,803
  Five Star Quality Care, Inc.*..............          416            815
  Genoptix, Inc.*............................          110          3,678
  Gentiva Health Services, Inc.*.............          336          9,122
  Hanger Orthopedic Group, Inc.*.............          390          6,497
  Healthsouth Corp.*.........................        1,160         14,546
  Healthspring, Inc.*........................          654         10,804
  Healthways, Inc.*..........................          466          4,707
  HMS Holdings Corp.*........................          328          8,125
  inVentiv Health, Inc.*.....................          436          4,129
  IPC The Hospitalist Co, Inc.*..............           80          1,629
  Kindred Healthcare, Inc.*..................          368          5,332
  Landauer, Inc. ............................          120          6,487
  LHC Group, Inc.*...........................          190          6,703
  Magellan Health Services, Inc.*............          536         19,800
  MedCath Corp.*.............................          208          3,207
  Molina Healthcare, Inc.*...................          188          4,187
  MWI Veterinary Supply, Inc.*...............          138          4,779
  National Healthcare Corp. .................          110          4,511
  National Research Corp. ...................           20            573
  Nighthawk Radiology Holdings, Inc.*........          308          1,414
  Odyssey HealthCare, Inc.*..................          436          4,181
  Owens & Minor, Inc. .......................          544         23,539
  PharMerica Corp.*..........................          398          8,171
  Providence Service Corp.*..................          160            192
  PSS World Medical, Inc.*...................          814         14,766
  Psychiatric Solutions, Inc.*...............          734         24,435
  RadNet, Inc.*..............................          278            956
  RehabCare Group, Inc.*.....................          238          4,077
  Res-Care, Inc.*............................          328          5,055
  Skilled Healthcare Group, Inc. -- Class
     A*......................................          228          2,800
  Sun Healthcare Group, Inc.*................          566          6,498
  Sunrise Senior Living, Inc.*...............          594          1,794
  Triple-S Mgmt Corp. -- Class B*............          188          1,919
  Universal American Corp.*..................          516          4,567
  US Physical Therapy, Inc.*.................          158          2,193
  Virtual Radiologic Corp.*..................           90            783
                                                             ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                            457,866
                                                             ------------

  HEALTH CARE TECHNOLOGY 0.3%
  Allscripts-Misys Healthcare Solutions,
     Inc. ...................................          754          4,901
  Computer Programs & Systems, Inc. .........          120          3,323
  Eclipsys Corp.*............................          714         10,603
  MedAssets, Inc.*...........................          238          3,434
  Omnicell, Inc.*............................          408          4,480
  Phase Forward, Inc.*.......................          564          8,048
  Vital Images, Inc.*........................          208          2,715
                                                             ------------
TOTAL HEALTH CARE TECHNOLOGY                                       37,504
                                                             ------------

  HOTELS, RESTAURANTS & LEISURE 1.8%
  AFC Enterprises, Inc.*.....................          336          1,633
  Ambassadors Group, Inc. ...................          248          2,589
  Ameristar Casinos, Inc. ...................          336          3,095
  Bally Technologies, Inc.*..................          724         16,037
  BJ's Restaurants, Inc.*....................          228          2,027
  Bluegreen Corp.*...........................          168            815
  Bob Evans Farms, Inc. .....................          406          8,477
  Buffalo Wild Wings, Inc.*..................          238          6,731
  California Pizza Kitchen, Inc.*............          278          2,716
  CBRL Group, Inc. ..........................          288          5,737
  CEC Entertainment, Inc.*...................          268          6,882
  Cheesecake Factory, Inc.(The)*.............          842          7,410
  Churchill Downs, Inc. .....................          128          4,861
  CKE Restaurants, Inc. .....................          694          5,892
  Denny's Corp.*.............................        1,250          2,237
  DineEquity Inc. ...........................          228          4,111
  Domino's Pizza, Inc.*......................          516          3,070
  Dover Downs Gaming & Entertainment, Inc. ..          188            963
  Dover Motorsports, Inc. ...................          198            424
  Einstein Noah Restaurant Group, Inc.*......           60            481
  Gaylord Entertainment Co.*.................          536         11,476
  Great Wolf Resorts, Inc.*..................          356            673
  Isle of Capri Casinos, Inc.*...............          208          1,059
  Jack in the Box, Inc.*.....................          774         15,557
  Krispy Kreme Doughnuts, Inc.*..............          744          2,053
  Landry's Restaurants, Inc. ................          158          1,983
  Life Time Fitness, Inc.*...................          456          8,682
  Lodgian, Inc.*.............................          218          1,112
  Luby's, Inc.*..............................          286          1,384
  Marcus Corp. ..............................          268          3,760
  Monarch Casino & Resort, Inc.*.............          150          1,337
  Morgans Hotel Group Co.*...................          356          1,695
  O'Charleys, Inc. ..........................          238          1,785
  P.F. Chang's China Bistro, Inc.*...........          318          6,506
  Papa John's International, Inc.*...........          288          6,497
  Peet's Coffee & Tea, Inc.*.................          188          4,222
  Pinnacle Entertainment, Inc.*..............          792          4,435
  Red Robin Gourmet Burgers, Inc.*...........          218          3,311
  Rick's Cabaret International, Inc.*........           88            556
  Riviera Holdings Corp.*....................          130            558
  Ruby Tuesday, Inc.*........................          684          1,648
  Ruth's Hospitality Group Inc*..............          268            614
  Shuffle Master, Inc.*......................          694          2,679
  Six Flags, Inc.*...........................          920            285
  Sonic Corp.*...............................          792          8,474
  Speedway Motorsports, Inc. ................          178          2,839
  Steak n Shake Co.(The)*....................          378          1,947
  Texas Roadhouse, Inc. -- Class A*..........          694          4,872
  Town Sports International Holdings, Inc.*..          228            568
  Vail Resorts, Inc.*........................          416         13,836
  Wendy's/Arby's Group, Inc. -- Class A*.....        5,224         18,911
  WMS Industries, Inc.*......................          576         14,400
                                                             ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                               235,902
                                                             ------------

  HOUSEHOLD DURABLES 0.8%
  American Greetings Corp. -- Class A........          614          7,172
  Beazer Homes USA, Inc.*....................          516          1,636
  Blyth, Inc. ...............................          318          2,735
  Brookfield Homes Corp. ....................          120          1,099
  Cavco Industries, Inc.*....................           88          2,995
  Champion Enterprises, Inc.*................        1,022          1,911
  CSS Industries, Inc. ......................          100          2,220


See Notes to Financial Statements.

                                                                ANNUAL REPORT 51



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Ethan Allen Interiors, Inc. ...............          326         $5,832
  Furniture Brands International, Inc. ......          546          3,107
  Helen of Troy, Ltd.*.......................          396          7,124
  Hooker Furniture Corp. ....................          120          1,093
  Hovnanian Enterprises, Inc. -- Class A*....          614          2,634
  iRobot Corp.*..............................          238          2,456
  La-Z-Boy, Inc. ............................          674          3,896
  Libbey, Inc. ..............................          190            695
  M/I Homes, Inc. ...........................          188          2,559
  Meritage Homes Corp.*......................          406          5,574
  National Presto Industries, Inc. ..........           60          3,975
  Palm Harbor Homes, Inc.*...................          130          1,118
  Russ Berrie & Co., Inc.*...................          218            589
  Ryland Group, Inc. ........................          556         10,447
  Sealy Corp. ...............................          584          1,886
  Skyline Corp. .............................           90          1,946
  Standard Pacific Corp.*....................        1,636          4,663
  Tempur-Pedic International, Inc. ..........          982          7,669
  Tupperware Brands Corp. ...................          814         20,594
  Universal Electronics, Inc.*...............          188          3,972
                                                             ------------
TOTAL HOUSEHOLD DURABLES                                          111,597
                                                             ------------

  HOUSEHOLD PRODUCTS 0.1%
  Central Garden & Pet Co. -- Class A*.......          852          2,709
  Spectrum Brands, Inc.*.....................          505            369
  WD-40 Co. .................................          218          6,344
                                                             ------------
TOTAL HOUSEHOLD PRODUCTS                                            9,422
                                                             ------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
  Black Hills Corp. .........................          506         12,777
  Ormat Technologies, Inc. ..................          238          5,750
  Synthesis Energy Systems, Inc.*............          336            739
  U S Geothermal, Inc.*......................          814            684
                                                             ------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                 19,950
                                                             ------------

  INDUSTRIAL CONGLOMERATES 0.2%
  China Direct, Inc.*........................           90            228
  Otter Tail Corp. ..........................          466         10,942
  Raven Industries, Inc. ....................          208          6,695
  Standex International Corp. ...............          168          4,336
  Tredegar Corp. ............................          318          4,681
  United Capital Corp.*......................           20            445
                                                             ------------
TOTAL INDUSTRIAL CONGLOMERATES                                     27,327
                                                             ------------

  INSURANCE 3.1%
  Ambac Financial Group, Inc. ...............        3,786         10,146
  AmCOMP, Inc.*..............................          168          2,039
  American Equity Investment Life Holding
     Co. ....................................          722          3,263
  American Physicians Capital, Inc. .........          110          4,500
  American Safety Insurance Holdings Ltd.*...          138          1,428
  Amerisafe, Inc.*...........................          248          4,275
  Amtrust Financial Services, Inc. ..........          208          2,043
  Argo Group International Holdings, Ltd.*...          406         12,951
  Aspen Insurance Holdings, Ltd. ............        1,130         25,945
  Assured Guaranty, Ltd. ....................          734          8,243
  Baldwin & Lyons, Inc. -- Class B...........          110          2,001
  Castlepoint Holdings, Ltd. ................          438          3,951
  Citizens, Inc.*............................          496          4,211
  CNA Surety Corp.*..........................          218          3,019
  Crawford & Co. -- Class B*.................          318          4,611
  Delphi Financial Group -- Class A..........          546          8,599
  Donegal Group, Inc. -- Class A.............          158          2,588
  eHealth, Inc.*.............................          328          4,172
  EMC Insurance Group, Inc. .................           78          1,908
  Employers Holdings, Inc. ..................          654          8,345
  Enstar Group, Ltd.*........................           70          5,330
  FBL Financial Group, Inc. -- Class A.......          168          2,933
  First Acceptance Corp.*....................          228            695
  First Mercury Financial Corp.*.............          188          2,028
  Flagstone Reinsurance Holdings, Ltd. ......          396          4,194
  Fpic Insurance Group, Inc.*................          110          4,924
  Greenlight Capital Re, Ltd.*...............          378          4,733
  Hallmark Financial Services*...............           78            507
  Harleysville Group, Inc. ..................          170          5,369
  Hilltop Holdings, Inc.*....................          594          5,584
  Horace Mann Educators Corp. ...............          536          4,267
  Independence Holding Co. ..................           88            575
  Infinity Property & Casualty Corp. ........          198          7,884
  IPC Holdings, Ltd. ........................          664         18,333
  Kansas City Life Insurance Co. ............           60          2,865
  LandAmerica Financial Group, Inc. .........          208          2,049
  Maiden Holdings Ltd. ......................          644          2,911
  Max Capital Group, Ltd. ...................          744         11,867
  Meadowbrook Insurance Group, Inc. .........          734          3,868
  Montpelier Re Holdings, Ltd. ..............        1,230         17,601
  National Financial Partners Corp. .........          524          3,490
  National Interstate Corp. .................           80          1,400
  National Western Life Insurance
     Co. -- Class A..........................           30          5,663
  Navigators Group, Inc.*....................          178          8,991
  NYMAGIC, Inc. .............................           60          1,047
  Odyssey Re Holdings Corp. .................          318         12,542
  Phoenix Cos., Inc. ........................        1,508          9,757
  Platinum Underwriters Holdings, Ltd. ......          644         20,441
  PMA Capital Corp. -- Class A*..............          416          1,922
  Presidential Life Corp. ...................          288          2,701
  ProAssurance Corp.*........................          426         23,409
  RLI Corp. .................................          248         14,233
  Safety Insurance Group, Inc. ..............          218          8,282
  SeaBright Insurance Holdings, Inc.*........          278          2,908
  Selective Insurance Group, Inc. ...........          704         16,720
  State Auto Financial Corp. ................          188          4,952
  Stewart Information Services Corp. ........          228          3,785
  Tower Group, Inc. .........................          268          5,636
  United America Indemnity, Ltd. -- Class
     A*......................................          246          2,947
  United Fire & Casualty Co. ................          298          6,905
  Validus Holdings, Ltd. ....................          852         15,114
  Zenith National Insurance Corp. ...........          486         15,970
                                                             ------------
TOTAL INSURANCE                                                   415,570
                                                             ------------

  INTERNET & CATALOG RETAIL 0.3%
  1-800-FLOWERS.COM, Inc. -- Class A*........          346          1,851
  Bidz.com, Inc.*............................           78            526
  Blue Nile, Inc.*...........................          178          5,443
  Drugstore.Com*.............................        1,100          1,958
  Gaiam, Inc. -- Class A*....................          238          1,952
  NetFlix, Inc.*.............................          534         13,222
  NutriSystem, Inc. .........................          406          5,745
  Orbitz Worldwide, Inc.*....................          486          1,638
  Overstock.com, Inc.*.......................          208          2,581
  PetMed Express, Inc.*......................          316          5,581
  Shutterfly, Inc.*..........................          258          1,968
  Stamps.com, Inc.*..........................          187          1,825
                                                             ------------
TOTAL INTERNET & CATALOG RETAIL                                    44,290
                                                             ------------


See Notes to Financial Statements.

ANNUAL REPORT 52


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


  INTERNET SOFTWARE & SERVICES 1.5%
  Ariba, Inc.*...............................        1,130        $12,091
  Art Technology Group, Inc.*................        1,696          3,307
  AsiaInfo Holdings, Inc.*...................          456          5,011
  Bankrate, Inc.*............................          168          5,529
  Chordiant Software, Inc.*..................          396          1,315
  comScore, Inc.*............................          238          2,904
  Constant Contact, Inc.*....................          268          3,219
  DealerTrack Holdings, Inc.*................          564          6,052
  Dice Holdings, Inc.*.......................          208            844
  Digital River, Inc.*.......................          486         12,043
  DivX, Inc.*................................          356          2,485
  EarthLink, Inc.*...........................        1,448          9,991
  GSI Commerce, Inc.*........................          308          3,188
  HSW International, Inc.*...................          366            337
  InfoSpace, Inc. ...........................          456          3,908
  Internap Network Services Corp.*...........          664          1,899
  Internet Brands, Inc. -- Class A*..........          288          1,869
  Internet Capital Group, Inc.*..............          506          2,894
  Interwoven, Inc.*..........................          604          7,616
  j2 Global Communications, Inc.*............          584          9,414
  Keynote Systems, Inc.*.....................          180          1,764
  Knot, Inc.(The)*...........................          376          2,594
  Limelight Networks, Inc.*..................          378            900
  Liquidity Services, Inc.*..................          190          1,596
  LoopNet, Inc.*.............................          386          2,922
  Marchex, Inc. -- Class B...................          316          2,427
  MercadoLibre, Inc.*........................          336          4,593
  ModusLink Global Solutions, Inc.*..........          615          3,419
  Move, Inc.*................................        1,694          2,846
  NIC, Inc. .................................          526          2,825
  Omniture, Inc.*............................          822          9,453
  Perficient, Inc.*..........................          426          2,339
  Rackspace Hosting, Inc.*...................          228          1,297
  RealNetworks, Inc.*........................        1,190          5,093
  S1 Corp.*..................................          654          4,101
  SAVVIS, Inc.*..............................          496          4,266
  SonicWALL, Inc.*...........................          704          3,154
  SupportSoft, Inc.*.........................          614          1,535
  Switch & Data Facilities Co., Inc.*........          268          2,524
  TechTarget, Inc.*..........................          188            919
  Terremark Worldwide, Inc.*.................          694          3,130
  TheStreet.com, Inc. .......................          238            938
  United Online, Inc. .......................        1,020          7,548
  ValueClick, Inc.*..........................        1,140          8,436
  Vignette Corp.*............................          326          2,647
  VistaPrint, Ltd.*..........................          584          9,969
  Vocus, Inc.*...............................          208          3,501
  Web.com Group, Inc.*.......................          366          1,797
  Websense, Inc.*............................          594         11,595
                                                             ------------
TOTAL INTERNET SOFTWARE & SERVICES                                206,044
                                                             ------------

  IT SERVICES 1.5%
  Acxiom Corp. ..............................          804          6,319
  BearingPoint, Inc.*........................        2,743            604
  CACI International, Inc. -- Class A*.......          396         16,307
  Cass Information Systems, Inc. ............           90          3,128
  China Information Security Technology,
     Inc*....................................          298          1,183
  Ciber, Inc.*...............................          704          3,802
  CSG Systems International, Inc.*...........          456          7,583
  Cybersource Corp.*.........................          912         11,081
  Euronet Worldwide, Inc.*...................          624          7,438
  ExlService Holdings, Inc.*.................          188          1,372
  Forrester Research, Inc.*..................          208          5,834
  Gartner, Inc.*.............................          782         14,389
  Gevity HR, Inc. ...........................          308          1,050
  Global Cash Access Holdings, Inc.*.........          526          1,483
  Hackett Group Inc (The)*...................          544          1,621
  Heartland Payment Systems, Inc. ...........          318          5,536
  iGate Corp.*...............................          288          1,956
  infoGROUP, Inc. ...........................          436          1,945
  Integral Systems, Inc.*....................          228          5,602
  Mantech International Corp. -- Class A*....          268         14,456
  MAXIMUS, Inc. .............................          248          7,921
  NCI, Inc. -- Class A*......................           88          2,094
  Ness Technologies, Inc.*...................          516          3,813
  Online Resources Corp.*....................          378          1,323
  Perot Systems Corp. -- Class A*............        1,140         16,405
  RightNow Technologies, Inc.*...............          366          2,408
  Safeguard Scientifics, Inc.*...............        1,534          1,212
  Sapient Corp.*.............................        1,160          6,368
  SI International, Inc.*....................          178          5,126
  SRA International, Inc. -- Class A*........          564         10,423
  Syntel, Inc. ..............................          168          4,178
  TeleTech Holdings, Inc.*...................          516          4,665
  TNS, Inc.*.................................          326          4,623
  VeriFone Holdings, Inc.*...................          902         10,247
  Virtusa Corp.*.............................          118            650
  Wright Express Corp.*......................          514          7,037
                                                             ------------
TOTAL IT SERVICES                                                 201,182
                                                             ------------

  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Brunswick Corp. ...........................        1,158          4,018
  Callaway Golf Co. .........................          872          9,121
  JAKKS Pacific, Inc.*.......................          358          8,009
  Leapfrog Enterprises, Inc.*................          436          2,943
  Marine Products Corp. .....................          130            805
  Nautilus, Inc.*............................          298            727
  Polaris Industries, Inc. ..................          436         14,680
  Pool Corp. ................................          634         11,038
  RC2 Corp.*.................................          228          2,896
  Smith & Wesson Holding Corp.*..............          496          1,141
  Steinway Musical Instruments*..............           90          2,003
                                                             ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                 57,381
                                                             ------------

  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Accelrys, Inc.*............................          356          1,705
  Affymetrix, Inc.*..........................          912          3,365
  Albany Molecular Research, Inc.*...........          308          3,896
  AMAG Pharmaceuticals, Inc.*................          228          6,972
  Bio-Rad Laboratories, Inc. -- Class A*.....          248         21,174
  Bruker Corp.*..............................          664          2,716
  Caliper Life Sciences, Inc.*...............          634            888
  Cambrex Corp.*.............................          386          1,737
  Clinical Data, Inc.*.......................          138          1,518
  Dionex Corp.*..............................          238         12,811
  Enzo Biochem, Inc.*........................          426          2,458
  eResearchTechnology, Inc.*.................          574          3,708
  Exelixis, Inc.*............................        1,388          4,775
  Kendle International, Inc.*................          170          3,072
  Life Sciences Research, Inc.*..............          108          1,991
  Luminex Corp.*.............................          544         10,145
  Medivation, Inc.*..........................          336          6,307
  Nektar Therapeutics*.......................        1,220          6,747


See Notes to Financial Statements.

                                                                ANNUAL REPORT 53



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Parexel International Corp.*...............          744         $7,738
  PharmaNet Development Group, Inc.*.........          258            413
  Sequenom, Inc.*............................          744         13,392
  Varian, Inc.*..............................          388         14,298
                                                             ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES                              131,826
                                                             ------------

  MACHINERY 2.5%
  3D Systems Corp.*..........................          238          2,587
  Accuride Corp.*............................          445            142
  Actuant Corp. -- Class A...................          734         13,161
  Alamo Group, Inc. .........................           80          1,006
  Albany International Corp. -- Class A......          388          5,649
  Altra Holdings, Inc.*......................          348          3,111
  American Railcar Industries, Inc. .........          120          1,334
  Ampco-Pittsburgh Corp. ....................          110          2,600
  Astec Industries, Inc.*....................          238          6,050
  Badger Meter, Inc. ........................          190          4,788
  Barnes Group, Inc. ........................          634          9,199
  Blount International, Inc.*................          506          4,397
  Briggs & Stratton Corp. ...................          654         10,307
  Cascade Corp. .............................          120          3,961
  Chart Industries, Inc.*....................          376          5,121
  China Fire & Security Group, Inc.*.........          188          1,617
  CIRCOR International, Inc. ................          218          6,682
  CLARCOR, Inc. .............................          664         23,499
  Colfax Corp.*..............................          286          2,437
  Columbus McKinnon Corp.*...................          248          3,482
  Commercial Vehicle Group, Inc.*............          286            380
  Dynamic Materials Corp. ...................          168          3,192
  Energy Recovery, Inc.*.....................          198          1,148
  EnPro Industries, Inc.*....................          268          5,952
  ESCO Technologies, Inc.*...................          346         11,937
  Federal Signal Corp. ......................          634          5,395
  Flanders Corp.*............................          208          1,290
  Flow International Corp.*..................          496          1,905
  Force Protection, Inc.*....................          902          2,517
  FreightCar America, Inc. ..................          158          4,125
  Gorman-Rupp Co. ...........................          188          5,913
  Graham Corp. ..............................          130          2,730
  Greenbrier Cos., Inc. .....................          218          1,798
  Hurco Cos., Inc.*..........................           88          1,980
  K-Tron International, Inc.*................           30          2,820
  Kadant, Inc.*..............................          188          3,091
  Kaydon Corp. ..............................          366         12,228
  Key Technology, Inc.*......................           70          1,133
  LB Foster Co. -- Class A*..................          148          4,070
  Lindsay Corp. .............................          158          7,518
  Lydall, Inc.*..............................          218          1,450
  Met-Pro Corp. .............................          198          2,313
  Middleby Corp.*............................          228          9,209
  Mueller Industries, Inc. ..................          486         11,115
  Mueller Water Products, Inc. -- Class A....        1,516         10,612
  NACCO Industries, Inc. -- Class A..........           80          4,929
  NN, Inc. ..................................          208          1,500
  Nordson Corp. .............................          446         16,471
  Omega Flex, Inc. ..........................           40            856
  PMFG, Inc.*................................          168          1,824
  RBC Bearings, Inc.*........................          288          6,834
  Robbins & Myers, Inc. .....................          368          7,507
  Sauer-Danfoss, Inc. .......................          148          1,517
  Sun Hydraulics Corp. ......................          158          3,309
  Tecumseh Products Co. -- Class A*..........          218          4,037
  Tennant Co. ...............................          218          5,470
  Thermadyne Holdings Corp.*.................          178          1,604
  Titan International, Inc. .................          456          5,271
  Titan Machinery, Inc.*.....................           98          1,213
  Trimas Corp.*..............................          190            751
  TurboChef Technologies, Inc.*..............          308          1,549
  Twin Disc, Inc. ...........................          118            915
  Wabash National Corp. .....................          406          2,452
  Wabtec Corp. ..............................          636         25,287
  Watts Water Technologies, Inc. -- Class A..          386         10,202
  Xerium Technologies, Inc. .................          276          1,074
                                                             ------------
TOTAL MACHINERY                                                   331,523
                                                             ------------

  MARINE 0.2%
  American Commercial Lines, Inc.*...........          475          3,529
  Eagle Bulk Shipping, Inc. .................          614          6,122
  Genco Shipping & Trading, Ltd. ............          318          6,631
  Horizon Lines, Inc. -- Class A.............          396          1,857
  International Shipholding Corp. ...........           80          1,967
  TBS International, Ltd.*...................          138          1,181
  Ultrapetrol Bahamas, Ltd.*.................          328          1,358
                                                             ------------
TOTAL MARINE                                                       22,645
                                                             ------------

  MEDIA 0.9%
  AH Belo Corp. -- Class A...................          268            887
  Arbitron, Inc. ............................          358         11,664
  Belo Corp. -- Class A......................        1,178          2,509
  Charter Communications, Inc. -- Class A*...        5,382          2,368
  Cinemark Holdings, Inc. ...................          396          3,283
  Citadel Broadcasting Corp.*................        2,278            683
  CKX, Inc.*.................................          694          3,081
  Cox Radio, Inc. -- Class A*................          338          1,842
  Crown Media Holdings, Inc. -- Class A*.....          140            435
  Cumulus Media, Inc. -- Class A*............          348            365
  Dolan Media Co.*...........................          336          1,378
  Entercom Communications Corp. -- Class A...          327            226
  Entravision Communications Corp. -- Class
     A*......................................          777          1,469
  Fisher Communications, Inc. ...............           90          3,321
  Global Sources, Ltd.*......................          228          1,801
  Global Traffic Network, Inc.*..............          158            845
  Gray Television, Inc. .....................          535            267
  Harte-Hanks, Inc. .........................          486          3,412
  Idearc, Inc. ..............................        1,852            704
  Interactive Data Corp. ....................          486         11,460
  Journal Communications, Inc. -- Class A....          556          1,390
  Knology, Inc.*.............................          376          1,820
  Lee Enterprises, Inc. .....................          594          1,485
  LIN TV Corp. -- Class A*...................          356            609
  Live Nation, Inc.*.........................        1,000         11,250
  Martha Stewart Living Omnimedia,
     Inc. -- Class A*........................          336          1,757
  Marvel Entertainment, Inc.*................          644         20,730
  McClatchy Co. -- Class A...................          752          2,309
  Media General, Inc. -- Class A.............          298          2,274
  Mediacom Communications Corp. -- Class A*..          516          2,291
  National CineMedia, Inc. ..................          556          4,504
  Outdoor Channel Holdings, Inc.*............          208          1,664
  Playboy Enterprises, Inc. -- Class B*......          278            687
  Primedia, Inc. ............................          317            396
  RCN Corp.*.................................          496          3,199
  RH Donnelley Corp.*........................          870            739
  RHI Entertainment, Inc.*...................          178          2,385


See Notes to Financial Statements.

ANNUAL REPORT 54


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Scholastic Corp. ..........................          318         $5,905
  Sinclair Broadcast Group, Inc. -- Class A..          694          2,242
  Valassis Communications, Inc.*.............          634          2,815
  Value Line, Inc. ..........................           20            771
  Westwood One, Inc.*........................          892            259
  World Wrestling Entertainment,
     Inc. -- Class A.........................          278          3,959
                                                             ------------
TOTAL MEDIA                                                       127,440
                                                             ------------

  METALS & MINING 0.7%
  Allied Nevada Gold Corp.*..................          594          2,049
  AM Castle & Co. ...........................          218          2,653
  AMCOL International Corp. .................          338          8,291
  Apex Silver Mines, Ltd.*...................          774          1,029
  Brush Engineered Materials, Inc.*..........          268          3,288
  China Precision Stl, Inc.*.................          228            495
  Coeur d'Alene Mines Corp.*.................        6,941          4,998
  Compass Minerals International, Inc. ......          426         23,400
  General Moly, Inc.*........................          824          1,640
  General Stl Hldgs, Inc.*...................          140            664
  Haynes International, Inc.*................          158          3,999
  Hecla Mining Co.*..........................        1,676          4,173
  Horsehead Holding Corp.*...................          456          1,578
  Kaiser Aluminum Corp. .....................          208          6,981
  Olympic Steel, Inc. .......................          118          2,697
  Royal Gold, Inc. ..........................          386         11,128
  RTI International Metals, Inc.*............          306          4,832
  Stillwater Mining Co.*.....................          524          2,075
  Sutor Technology Group Ltd.*...............          100            215
  Universal Stainless & Alloy*...............           90          1,659
  Worthington Industries, Inc. ..............          852         10,284
                                                             ------------
TOTAL METALS & MINING                                              98,128
                                                             ------------

  MULTI-UTILITIES 0.3%
  Avista Corp. ..............................          702         13,942
  CH Energy Group, Inc. .....................          208          8,576
  PNM Resources, Inc. .......................        1,140         11,115
                                                             ------------
TOTAL MULTI-UTILITIES                                              33,633
                                                             ------------

  MULTILINE RETAIL 0.1%
  99 Cents Only Stores*......................          616          7,515
  Dillard's, Inc. -- Class A.................          754          4,019
  Fred's, Inc. -- Class A....................          526          6,443
  Retail Ventures, Inc.*.....................          378            779
  Tuesday Morning Corp.*.....................          398            892
                                                             ------------
TOTAL MULTILINE RETAIL                                             19,648
                                                             ------------

  OIL, GAS & CONSUMABLE FUELS 3.0%
  Abraxas Petroleum Corp.*...................          554          1,219
  Alon USA Energy, Inc. .....................          140          1,235
  American Oil & Gas, Inc.*..................          486            875
  APCO Argentina, Inc. ......................           50          1,397
  Approach Resources, Inc.*..................          118          1,286
  Arena Resources, Inc.*.....................          496         15,118
  Arlington Tankers, Ltd. ...................          168          1,633
  Atlas America, Inc. .......................          456         10,447
  ATP Oil & Gas Corp.*.......................          366          4,407
  Aventine Renewable Energy Holdings, Inc.*..          386            753
  Berry Petroleum Co. -- Class A.............          564         13,141
  Bill Barrett Corp.*........................          486          9,914
  BMB Munai, Inc.*...........................          526          1,310
  BPZ Resources, Inc.*.......................          792          7,841
  Brigham Exploration Co.*...................          606          4,751
  Callon Petroleum Co.*......................          278          2,869
  Cano Petroleum, Inc.*......................          624            362
  Carrizo Oil & Gas, Inc.*...................          358          8,374
  Cheniere Energy, Inc.*.....................          644          2,409
  Clayton Williams Energy, Inc.*.............           70          3,390
  Clean Energy Fuels Corp.*..................          288          2,218
  Comstock Resources, Inc.*..................          604         29,850
  Concho Resources, Inc.*....................          732         15,555
  Contango Oil & Gas Co.*....................          170          9,350
  Crosstex Energy, Inc. .....................          534          5,452
  CVR Energy, Inc.*..........................          306          1,215
  Delek US Holdings, Inc. ...................          178            995
  Delta Petroleum Corp.*.....................          822          7,727
  Dht Maritime, Inc. ........................          516          2,714
  Double Eagle Petroleum Co.*................          108            872
  Endeavour International Corp.*.............        1,498          1,123
  Energy Partners, Ltd.*.....................          418          1,806
  Energy XXI Bermuda Limtited................        1,576          3,105
  Evergreen Energy, Inc.*....................        1,069            385
  EXCO Resources, Inc.*......................        1,972         18,123
  FX Energy, Inc.*...........................          534          2,611
  Gasco Energy, Inc.*........................        1,238            990
  General Maritime Corp. ....................          348          5,272
  GeoGlobal Resources, Inc.*.................          504            932
  GeoMet, Inc.*..............................          246            726
  Georesources, Inc.*........................           80          1,195
  GMX Resources, Inc.*.......................          218          8,229
  Golar LNG, Ltd. ...........................          466          3,187
  Goodrich Petroleum Corp.*..................          298          8,272
  Gran Tierra Energy, Inc.*..................        1,368          3,461
  GreenHunter Energy, Inc.*..................           58            519
  Gulfport Energy Corp.*.....................          346          2,439
  Harvest Natural Resources, Inc.*...........          466          3,956
  Houston American Energy Corp. .............          198            790
  International Coal Group, Inc.*............        1,676          7,844
  James River Coal Co.*......................          353          6,785
  Knightsbridge Tankers, Ltd. ...............          228          4,083
  McMoRan Exploration Co.*...................          792         11,238
  Meridian Resource Corp.*...................          980          1,166
  National Coal Corp.*.......................          366          1,570
  Nordic American Tanker Shipping, Ltd. .....          456         13,520
  Northern Oil And Gas, Inc.*................          278          1,515
  Oilsands Quest, Inc.*......................        2,318          3,825
  Pacific Ethanol, Inc.*.....................          584            526
  Panhandle Oil and Gas, Inc. -- Class A.....           98          2,450
  Parallel Petroleum Corp.*..................          546          2,189
  Penn Virginia Corp. .......................          546         20,295
  Petroleum Development Corp.*...............          198          4,101
  Petroquest Energy, Inc.*...................          574          5,711
  PrimeEnergy Corp.*.........................           10            600
  Quest Resource Corp.*......................          366            156
  RAM Energy Resources, Inc.*................          614            755
  Rentech, Inc.*.............................        2,190          1,621
  Rex Energy Corp.*..........................          218          1,478
  Rosetta Resources, Inc.*...................          674          7,111
  Ship Finance International, Ltd. ..........          556          7,589
  Stone Energy Corp.*........................          416         12,621
  Swift Energy Co.*..........................          406         13,024
  Teekay Tankers Ltd. .......................          178          2,163
  Toreador Resources Corp.*..................          220          1,628
  Tri-Valley Corp.*..........................          298          1,415
  TXCO Resources, Inc.*......................          466          2,442


See Notes to Financial Statements.

                                                                ANNUAL REPORT 55



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Uranium Resources, Inc.*...................          646           $607
  USEC, Inc.*................................        1,466          6,055
  Vaalco Energy, Inc.*.......................          782          4,145
  Venoco, Inc.*..............................          268          1,134
  VeraSun Energy Corp.*......................        1,296            661
  Warren Resources, Inc.*....................          772          4,084
  Western Refining, Inc. ....................          396          2,641
  Westmoreland Coal Co.*.....................          128          1,261
  World Fuel Services Corp. .................          378          8,101
                                                             ------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                 403,910
                                                             ------------

  PAPER & FOREST PRODUCTS 0.3%
  AbitibiBowater, Inc.*......................          704          1,373
  Buckeye Technologies, Inc.*................          516          3,039
  Deltic Timber Corp. .......................          138          6,286
  Glatfelter.................................          596          6,145
  Kapstone Paper and Packaging Corp.*........          238          1,140
  Louisiana-Pacific Corp. ...................        1,358          6,518
  Mercer International, Inc.*................          396          1,109
  Neenah Paper, Inc. ........................          190          1,716
  Schweitzer-Mauduit International, Inc. ....          208          3,478
  Verso Paper Corp. .........................          188            291
  Wausau Paper Corp. ........................          584          5,408
                                                             ------------
TOTAL PAPER & FOREST PRODUCTS                                      36,503
                                                             ------------

  PERSONAL PRODUCTS 0.4%
  American Oriental Bioengineering, Inc.*....          814          4,973
  Chattem, Inc.*.............................          228         17,253
  China Sky One Med, Inc.*...................           98            880
  Elizabeth Arden, Inc.*.....................          318          5,498
  Inter Parfums, Inc. .......................          188          2,192
  Mannatech, Inc. ...........................          208            834
  Nu Skin Enterprises, Inc. -- Class A.......          654          8,430
  Prestige Brands Holdings, Inc.*............          446          3,082
  Schiff Nutrition International, Inc.*......          120            707
  USANA Health Sciences, Inc.*...............           90          3,415
                                                             ------------
TOTAL PERSONAL PRODUCTS                                            47,264
                                                             ------------

  PHARMACEUTICALS 1.2%
  Acura Pharmaceuticals, Inc.*...............          108            621
  Adolor Corp.*..............................          606          1,909
  Akorn, Inc.*...............................          754          2,345
  Alexza Pharmaceuticals, Inc.*..............          316            901
  Alpharma, Inc. -- Class A*.................          554         17,346
  Ardea Biosciences, Inc.*...................          158          1,604
  Auxilium Pharmaceuticals, Inc.*............          544         10,689
  Biodel, Inc.*..............................          140            311
  BioForm Medical, Inc.*.....................          288            590
  BioMimetic Therapeutics, Inc.*.............          178          1,456
  Cadence Pharmaceuticals, Inc.*.............          268          1,750
  Caraco Pharmaceutical Laboratories, Ltd.*..          148          1,505
  Columbia Laboratories, Inc.*...............          616            967
  Cypress Bioscience, Inc.*..................          496          2,698
  Depomed, Inc.*.............................          634          1,369
  Discovery Laboratories, Inc.*..............        1,278          2,339
  Durect Corp.*..............................        1,080          4,439
  Inspire Pharmaceuticals, Inc.*.............          556          2,035
  Javelin Pharmaceuticals, Inc.*.............          646            917
  Jazz Pharmaceuticals, Inc.*................          100            298
  KV Pharmaceutical Co. -- Class A*..........          436          7,412
  MAP Pharmaceuticals, Inc.*.................          100            416
  Medicines Co.(The)*........................          684         11,922
  Medicis Pharmaceutical Corp. -- Class A....          744         10,617
  MiddleBrook Pharmaceuticals, Inc.*.........          476            643
  Noven Pharmaceuticals, Inc.*...............          328          3,690
  Obagi Medical Products, Inc.*..............          238          1,980
  Optimer Pharmaceuticals, Inc.*.............          338          1,403
  Pain Therapeutics, Inc.*...................          456          4,168
  Par Pharmaceutical Cos., Inc.*.............          456          4,560
  Pozen, Inc.*...............................          346          2,135
  Questcor Pharmaceuticals, Inc.*............          714          5,526
  Salix Pharmaceuticals Ltd.*................          634          5,833
  Sucampo Pharmaceuticals, Inc. -- Class A*..          120            987
  Valeant Pharmaceuticals International*.....          922         17,306
  Viropharma, Inc.*..........................          922         11,562
  Vivus, Inc.*...............................          912          5,554
  XenoPort, Inc.*............................          328         13,648
                                                             ------------
TOTAL PHARMACEUTICALS                                             165,451
                                                             ------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 4.6%
  Acadia Realty Trust........................          426          7,698
  Agree Realty Corp. ........................          100          2,007
  Alexander's, Inc. .........................           30         10,500
  American Campus Communities, Inc. .........          556         14,445
  American Capital Agency Corp. .............          130          2,418
  Anthracite Capital, Inc. ..................          774          3,359
  Anworth Mortgage Asset Corp. ..............        1,090          6,387
  Arbor Realty Trust, Inc. ..................          188            677
  Ashford Hospitality Trust, Inc. ...........        1,430          2,317
  Associated Estates Realty Corp. ...........          188          1,534
  BioMed Realty Trust, Inc. .................        1,042         14,640
  Capital Trust, Inc. -- Class A.............          218          1,722
  CapLease, Inc. ............................          594          4,010
  Capstead Mortgage Corp. ...................          744          7,477
  Care Investment Trust, Inc. ...............          178          1,990
  Cedar Shopping Centers, Inc. ..............          506          4,837
  Chimera Investment Corp. ..................          446          1,284
  Cogdell Spencer, Inc. .....................          158          1,896
  Colonial Properties Trust..................          624          6,577
  Corporate Office Properties Trust..........          548         17,037
  Cousins Properties, Inc. ..................          574          8,312
  DCT Industrial Trust, Inc. ................        2,260         11,142
  DiamondRock Hospitality Co. ...............        1,250          6,475
  DuPont Fabros Technology, Inc. ............          158            984
  EastGroup Properties, Inc. ................          328         10,981
  Education Realty Trust, Inc. ..............          376          1,598
  Entertainment Properties Trust.............          431         16,141
  Equity Lifestyle Properties, Inc. .........          268         11,253
  Equity One, Inc. ..........................          426          7,442
  Extra Space Storage, Inc. .................        1,050         12,086
  FelCor Lodging Trust, Inc. ................          832          2,504
  First Industrial Realty Trust, Inc. .......          584          6,039
  First Potomac Realty Trust.................          351          4,310
  Franklin Street Properties Corp. ..........          782          9,251
  Friedman, Billings, Ramsey Group,
     Inc. -- Class A*........................        1,862          1,266
  Getty Realty Corp. ........................          228          4,439
  Glimcher Realty Trust......................          496          2,599
  Gramercy Capital Corp. ....................          546          1,452
  Hatteras Financial Corp. ..................          150          3,270
  Healthcare Realty Trust, Inc. .............          774         19,776
  Hersha Hospitality Trust...................          634          2,669
  Highwoods Properties, Inc. ................          842         20,898
  Home Properties, Inc. .....................          416         16,844


See Notes to Financial Statements.

ANNUAL REPORT 56


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Inland Real Estate Corp. ..................          754         $8,641
  Investors Real Estate Trust................          754          7,450
  JER Investors Trust, Inc. .................          298            969
  Kite Realty Group Trust....................          268          1,629
  LaSalle Hotel Properties...................          526          7,406
  Lexington Realty Trust.....................          684          5,493
  LTC Properties, Inc. ......................          306          7,396
  Maguire Properties, Inc. ..................          506          1,796
  Medical Properties Trust, Inc. ............          872          6,435
  MFA Mortgage Investments, Inc. ............        2,607         14,339
  Mid-America Apartment Communities, Inc. ...          346         12,193
  Mission West Properties....................          258          2,234
  Monmouth Real Estate Investment
     Corp. -- Class A........................          258          1,883
  National Health Investors, Inc. ...........          296          8,862
  National Retail Properties, Inc. ..........        1,020         18,187
  Newcastle Investment Corp. ................          694          2,811
  NorthStar Realty Finance Corp. ............          734          4,221
  Omega Healthcare Investors, Inc. ..........        1,080         16,276
  One Liberty Properties, Inc. ..............          108          1,281
  Parkway Properties, Inc. ..................          198          3,416
  Pennsylvania Real Estate Investment Trust..          466          5,895
  Post Properties, Inc. .....................          584         13,035
  Potlatch Corp. ............................          516         17,136
  PS Business Parks, Inc. ...................          198          8,963
  RAIT Financial Trust.......................          814          3,109
  Ramco-Gershenson Properties................          208          2,741
  Realty Income Corp. .......................        1,338         30,935
  Redwood Trust, Inc. .......................          436          6,645
  Resource Capital Corp. ....................          278          1,376
  Saul Centers, Inc. ........................          128          4,684
  Senior Housing Properties Trust............        1,508         28,908
  Sovran Self Storage, Inc. .................          288          9,346
  Strategic Hotels & Resorts, Inc. ..........          982          4,861
  Sun Communities, Inc. .....................          218          3,279
  Sunstone Hotel Investors, Inc. ............          674          4,415
  Tanger Factory Outlet Centers..............          416         15,047
  U-Store-It Trust...........................          654          4,486
  Universal Health Realty Income Trust.......          158          5,484
  Urstadt Biddle Properties, Inc- Class A....          276          4,521
  Washington Real Estate Investment Trust....          687         20,596
  Winthrop Realty Trust......................          734          1,879
                                                             ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                       624,802
                                                             ------------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  Avatar Holdings, Inc.*.....................           80          2,716
  Consolidated-Tomoka Land Co. ..............           70          2,583
  Forestar Real Estate Group, Inc.*..........          466          4,077
  FX Real Estate and Entertainment, Inc.*....          138             95
  Grubb & Ellis Co. .........................          456            698
  Maui Land & Pineapple Co., Inc.*...........           60            930
  Meruelo Maddux Properties, Inc.*...........          564            553
  Stratus Properties, Inc.*..................           80          1,960
  Tejon Ranch Co.*...........................          148          4,301
  Thomas Properties Group, Inc. .............          316          2,196
                                                             ------------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                         20,109
                                                             ------------

  ROAD & RAIL 0.7%
  Amerco, Inc.*..............................          120          5,431
  Arkansas Best Corp. .......................          298          8,699
  Celadon Group, Inc.*.......................          288          3,079
  Dollar Thrifty Automotive Group*...........          286            463
  Genesee & Wyoming, Inc. -- Class A*........          406         13,540
  Heartland Express, Inc. ...................          734         11,260
  Knight Transportation, Inc. ...............          754         11,989
  Marten Transport, Ltd.*....................          198          3,639
  Old Dominion Freight Line, Inc.*...........          366         11,104
  Patriot Transportation Holding, Inc.*......           20          1,400
  Saia, Inc.*................................          178          1,889
  Universal Truckload Services, Inc.*........           80          1,222
  Werner Enterprises, Inc. ..................          564         11,066
  YRC Worldwide, Inc.*.......................          754          3,453
                                                             ------------
TOTAL ROAD & RAIL                                                  88,234
                                                             ------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.5%
  Actel Corp.*...............................          336          4,062
  Advanced Analogic Technologies, Inc.*......          604          1,818
  Advanced Energy Industries, Inc.*..........          436          4,652
  Amkor Technology, Inc.*....................        1,438          5,838
  Anadigics, Inc.*...........................          824          1,450
  Applied Micro Circuits Corp.*..............          852          4,354
  Asyst Technologies, Inc.*..................          654            412
  Atheros Communications, Inc.*..............          782         14,053
  ATMI, Inc.*................................          426          5,180
  AuthenTec, Inc.*...........................          328            617
  Axcelis Technologies, Inc.*................        1,348            593
  Brooks Automation, Inc.*...................          834          5,713
  Cabot Microelectronics Corp.*..............          308          8,849
  Cavium Networks, Inc.*.....................          398          5,071
  Ceva, Inc.*................................          268          2,278
  Cirrus Logic, Inc.*........................          853          4,896
  Cohu, Inc. ................................          306          4,327
  Cymer, Inc.*...............................          398          9,739
  Diodes, Inc.*..............................          378          3,735
  DSP Group, Inc.*...........................          318          2,003
  Eagle Test Systems, Inc.*..................          180          2,725
  Emcore Corp.*..............................          970          3,453
  Entegris, Inc.*............................        1,506          4,051
  Entropic Communications, Inc.*.............          120            127
  Exar Corp.*................................          496          3,313
  FEI Co.*...................................          485         10,190
  Formfactor, Inc.*..........................          644         11,219
  Hittite Microwave Corp.*...................          258          8,455
  IXYS Corp. ................................          318          2,525
  Kopin Corp.*...............................          912          2,116
  Kulicke & Soffa Industries, Inc.*..........          704          2,070
  Lattice Semiconductor Corp.*...............        1,517          2,852
  LTX -- Credence Corp.*.....................        1,654          1,025
  Mattson Technology, Inc.*..................          654          1,713
  Micrel, Inc. ..............................          654          4,807
  Microsemi Corp.*...........................        1,040         22,610
  Microtune, Inc.*...........................          714          1,785
  MIPS Technologies, Inc.*...................          584          1,629
  MKS Instruments, Inc.*.....................          654         12,132
  Monolithic Power Systems, Inc.*............          346          5,879
  Netlogic Microsystems, Inc.*...............          228          4,815
  NVE Corp.*.................................           60          1,695
  OmniVision Technologies, Inc.*.............          674          5,453
  Pericom Semiconductor Corp.*...............          288          2,246
  Photronics, Inc.*..........................          554            382
  PLX Technology, Inc.*......................          368          1,266
  PMC -- Sierra, Inc.*.......................        2,884         13,497
  Power Integrations, Inc. ..................          398          8,354
  RF Micro Devices, Inc.*....................        3,470          6,905


See Notes to Financial Statements.

                                                                ANNUAL REPORT 57



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Rubicon Technology, Inc.*..................          178           $947
  Rudolph Technologies, Inc.*................          406          1,360
  Semitool, Inc.*............................          298          1,761
  Semtech Corp.*.............................          814          9,866
  Sigma Designs, Inc.*.......................          348          3,859
  Silicon Image, Inc.*.......................          970          4,433
  Silicon Storage Technology, Inc.*..........        1,100          3,465
  Sirf Technology Holdings, Inc.*............          802            754
  Skyworks Solutions, Inc.*..................        2,150         15,330
  Spansion, Inc. -- Class A*.................        1,684          1,044
  Standard Microsystems Corp.*...............          298          5,367
  Supertex, Inc.*............................          148          3,570
  Techwell, Inc.*............................          200          1,752
  Tessera Technologies, Inc.*................          636         10,990
  Transmeta Corp.*...........................          158          2,583
  Trident Microsystems, Inc.*................          804          1,455
  TriQuint Semiconductor, Inc.*..............        1,892          8,476
  Ultra Clean Holdings*......................          258            779
  Ultratech, Inc.*...........................          308          4,645
  Veeco Instruments, Inc.*...................          418          3,235
  Volterra Semiconductor Corp.*..............          336          3,172
  Zoran Corp.*...............................          684          5,568
                                                             ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    333,340
                                                             ------------

  SOFTWARE 3.1%
  ACI Worldwide, Inc.*.......................          456          6,247
  Actuate Corp.*.............................          794          2,255
  Advent Software, Inc.*.....................          218          4,085
  American Software, Inc. -- Class A.........          298          1,356
  ArcSight, Inc.*............................           90            532
  Blackbaud, Inc. ...........................          586          8,907
  Blackboard, Inc.*..........................          406          9,939
  Bottomline Technologies, Inc.*.............          288          2,269
  Callidus Software, Inc.*...................          396          1,338
  Commvault Systems, Inc.*...................          564          6,035
  Concur Technologies, Inc.*.................          566         14,280
  Deltek, Inc.*..............................          168            875
  DemandTec, Inc.*...........................          258          1,860
  Digimarc Corp.*............................           40            400
  Double-Take Software, Inc.*................          228          1,687
  Ebix, Inc.*................................           80          2,034
  Entrust, Inc.*.............................          812          1,137
  Epicor Software Corp.*.....................          782          5,513
  EPIQ Systems, Inc.*........................          466          6,333
  Fair Isaac Corp. ..........................          644         10,040
  FalconStor Software, Inc.*.................          506          1,523
  Guidance Software, Inc.*...................          120            342
  i2 Technologies, Inc.*.....................          208          2,964
  Informatica Corp.*.........................        1,170         16,439
  Interactive Intelligence, Inc.*............          180          1,323
  Jack Henry & Associates, Inc. .............          990         18,820
  JDA Software Group, Inc.*..................          338          4,827
  Kenexa Corp.*..............................          298          2,655
  Lawson Software, Inc.*.....................        1,556          8,278
  Macrovision Solutions Corp.*...............        1,090         12,077
  Magma Design Automation, Inc.*.............          584          1,524
  Manhattan Associates, Inc.*................          326          5,480
  Mentor Graphics Corp.*.....................        1,198          8,793
  MICROS Systems, Inc.*......................        1,072         18,256
  MicroStrategy, Inc. -- Class A*............          120          4,724
  Midway Games, Inc.*........................          148            132
  Monotype Imaging Holdings, Inc.*...........          198          1,348
  MSC.Software Corp.*........................          594          5,108
  Net 1 UEPS Technologies, Inc.*.............          594          8,316
  Netscout Systems, Inc.*....................          386          3,713
  NetSuite, Inc.*............................           90            888
  OpenTV Corp. -- Class A*...................        1,148          1,527
  Opnet Technologies, Inc.*..................          178          2,248
  Parametric Technology Corp.*...............        1,516         19,693
  Pegasystems, Inc. .........................          188          2,459
  Phoenix Technologies Ltd.*.................          366          1,618
  Progress Software Corp.*...................          546         12,525
  PROS Holdings, Inc.*.......................          168            902
  QAD, Inc. .................................          168            857
  Quality Systems, Inc. .....................          228          8,776
  Quest Software, Inc.*......................          952         12,614
  Radiant Systems, Inc.*.....................          366          1,929
  Renaissance Learning, Inc. ................          128          1,746
  Secure Computing Corp.*....................          694          3,928
  Smith Micro Software, Inc.*................          398          2,488
  Solera Holdings, Inc.*.....................          684         17,025
  Sonic Solutions, Inc.*.....................          288            588
  Sourcefire, Inc.*..........................          266          1,686
  SPSS, Inc.*................................          238          5,560
  SuccessFactors, Inc.*......................          318          2,541
  Sybase, Inc.*..............................        1,042         27,748
  Symyx Technologies*........................          446          1,967
  Synchronoss Technologies, Inc.*............          288          2,238
  Take-Two Interactive Software, Inc. .......        1,012         12,002
  Taleo Corp. Class A*.......................          346          4,775
  TeleCommunication Systems, Inc. -- Class
     A*......................................          446          3,069
  THQ, Inc.*.................................          882          6,571
  TIBCO Software, Inc.*......................        2,458         12,659
  Tivo, Inc.*................................        1,348          9,261
  Tyler Technologies, Inc.*..................          504          6,849
  Ultimate Software Group, Inc.*.............          326          4,346
  Unica Corp.*...............................          188            972
  Vasco Data Security International, Inc.*...          356          4,034
  Wind River Systems, Inc.*..................          952          8,321
                                                             ------------
TOTAL SOFTWARE                                                    420,174
                                                             ------------

  SPECIALTY RETAIL 2.2%
  Aaron Rents, Inc.  -- Class B..............          596         14,775
  Aeropostale, Inc.*.........................          882         21,353
  America's Car-Mart, Inc.*..................          130          2,123
  Asbury Automotive Group, Inc. .............          418          1,359
  Bebe Stores, Inc. .........................          506          4,483
  Big 5 Sporting Goods Corp. ................          288          1,809
  Blockbuster, Inc. -- Class A*..............        2,310          3,511
  Borders Group, Inc. .......................          794          2,692
  Brown Shoe Co., Inc. ......................          556          5,860
  Buckle, Inc.(The)..........................          434         11,418
  Build-A-Bear Workshop, Inc.*...............          218          1,134
  Cabela's, Inc.*............................          516          4,102
  Cache, Inc.*...............................          148            531
  Casual Male Retail Group, Inc.*............          494            939
  Cato Corp. -- Class A......................          366          5,680
  Charlotte Russe Holding, Inc.*.............          278          2,349
  Charming Shoppes, Inc.*....................        1,496          1,646
  Chico's FAS, Inc.*.........................        2,328          7,915
  Children's Place Retail Stores,
     Inc.(The)*..............................          308         10,296
  Christopher & Banks Corp. .................          466          2,433
  Circuit City Stores, Inc. .................        2,129            532
  Citi Trends, Inc.*.........................          188          3,145


See Notes to Financial Statements.

ANNUAL REPORT 58


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Coldwater Creek, Inc.*.....................          752         $2,700
  Collective Brands, Inc.*...................          842         10,769
  Conn's, Inc.*..............................          128          1,734
  Dress Barn, Inc.*..........................          594          5,679
  DSW, Inc. -- Class A*......................          178          2,302
  Finish Line, Inc. -- Class A...............          564          5,397
  Genesco, Inc.*.............................          256          6,351
  Group 1 Automotive, Inc. ..................          306          3,075
  Gymboree Corp.*............................          376          9,723
  Haverty Furniture Cos., Inc. ..............          238          2,342
  hhgregg, Inc.*.............................          168            921
  Hibbett Sports, Inc.*......................          376          6,697
  Hot Topic, Inc.*...........................          576          3,732
  J. Crew Group, Inc.*.......................          556         11,259
  Jo-Ann Stores, Inc.*.......................          336          6,438
  Jos. A. Bank Clothiers, Inc.*..............          238          6,062
  Lumber Liquidators, Inc.*..................          120          1,000
  MarineMax, Inc.*...........................          218            506
  Men's Wearhouse, Inc.(The).................          684         10,458
  Midas, Inc.*...............................          180          2,345
  Monro Muffler, Inc. .......................          218          4,694
  New York & Co, Inc.*.......................          308            869
  Pacific Sunwear of California, Inc.*.......          863          2,951
  PEP Boys-Manny Moe & Jack..................          556          2,680
  Pier 1 Imports, Inc.*......................        1,170          1,615
  Rent-A-Center, Inc.*.......................          882         12,877
  Rex Stores Corp.*..........................          110            977
  Sally Beauty Holdings, Inc.*...............        1,240          6,299
  Shoe Carnival, Inc.*.......................          118          1,653
  Sonic Automotive, Inc. -- Class A..........          346          1,775
  Stage Stores, Inc. ........................          506          3,901
  Stein Mart, Inc. ..........................          336            722
  Syms Corp.*................................           88            924
  Systemax, Inc. ............................          148          2,096
  Talbots, Inc. .............................          326          3,198
  Tractor Supply Co.*........................          436         18,120
  Tween Brands, Inc.*........................          328          2,795
  Ulta Salon Cosmetics & Fragrance, Inc.*....          268          2,364
  Wet Seal, Inc.(The) -- Class A*............        1,210          3,557
  Zale Corp.*................................          426          7,268
  Zumiez, Inc.*..............................          258          2,518
                                                             ------------
TOTAL SPECIALTY RETAIL                                            293,428
                                                             ------------

  TEXTILES, APPAREL & LUXURY GOODS 1.3%
  American Apparel, Inc.*....................          446          2,623
  Carter's, Inc.*............................          744         15,803
  Cherokee, Inc. ............................          100          2,065
  Columbia Sportswear Co. ...................          160          5,899
  Crocs, Inc.*...............................        1,100          2,761
  Deckers Outdoor Corp.*.....................          170         14,426
  FGX International Holdings, Ltd.*..........          178          1,958
  Fossil, Inc.*..............................          596         10,817
  Fuqi Intl, Inc.*...........................          128          1,013
  G-III Apparel Group, Ltd.*.................          178          2,458
  Iconix Brand Group, Inc.*..................          762          8,298
  K-Swiss, Inc. -- Class A...................          338          5,114
  Kenneth Cole Productions, Inc. -- Class A..          118          1,567
  Lululemon Athletica, Inc.*.................          238          3,373
  Maidenform Brands, Inc.*...................          298          3,272
  Movado Group, Inc. ........................          208          3,164
  Oxford Industries, Inc. ...................          188          2,532
  Perry Ellis International, Inc.*...........          158          1,547
  Quiksilver, Inc.*..........................        1,664          4,310
  Skechers U.S.A., Inc. -- Class A*..........          436          5,921
  Steven Madden, Ltd.*.......................          228          4,966
  Timberland Co. -- Class A*.................          634          7,671
  True Religion Apparel, Inc.*...............          228          3,819
  Under Armour, Inc. -- Class A*.............          436         11,336
  Unifi, Inc.*...............................          594          2,851
  Unifirst Corp. ............................          188          6,134
  Volcom, Inc.*..............................          238          3,077
  Warnaco Group, Inc.*.......................          604         18,005
  Weyco Group, Inc. .........................           98          2,724
  Wolverine World Wide, Inc. ................          654         15,369
                                                             ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                            174,873
                                                             ------------

  THRIFTS & MORTGAGE FINANCE 1.4%
  Abington Bancorp, Inc. ....................          326          3,374
  Anchor BanCorp Wisconsin, Inc. ............          248          1,414
  Bank Mutual Corp. .........................          634          7,310
  BankFinancial Corp. .......................          258          3,145
  Beneficial Mutual Bancorp, Inc.*...........          436          5,166
  Berkshire Hills Bancorp, Inc. .............          155          4,035
  Brookline Bancorp, Inc. ...................          764          8,939
  Brooklyn Fed Bancorp, Inc. ................           48            696
  Clifton Savings Bancorp, Inc. .............          138          1,504
  Corus Bankshares, Inc. ....................          496          1,091
  Danvers Bancorp, Inc. .....................          238          2,923
  Dime Community Bancshares..................          308          5,143
  Doral Financial Corp.*.....................           70            654
  Downey Financial Corp. ....................          268            429
  Encore Bancshares, Inc.*...................           88          1,469
  ESSA Bancorp, Inc. ........................          228          3,160
  Federal Agricultural Mortgage
     Corp. -- Class C........................          128            742
  First Financial Holdings, Inc. ............          158          3,429
  First Financial Northwest..................          298          2,435
  First Niagara Financial Group, Inc. .......        1,548         24,412
  First Place Financial Corp. ...............          228          1,566
  FirstFed Financial Corp.*..................          178          1,593
  Flagstar Bancorp, Inc. ....................          684          1,300
  Flushing Financial Corp. ..................          278          4,323
  Fox Chase Bancorp, Inc.*...................           80            952
  Guaranty Financial Group, Inc.*............          494          1,003
  Home Federal Bancorp Inc/ID................           88          1,020
  Kearny Financial Corp. ....................          238          2,744
  Meridian Interstate Bancorp, Inc.*.........          138          1,339
  NASB Financial, Inc. ......................           48          1,440
  NewAlliance Bancshares, Inc. ..............        1,428         19,706
  Northwest Bancorp, Inc. ...................          228          6,042
  OceanFirst Financial Corp. ................          118          1,958
  Ocwen Financial Corp.*.....................          466          3,122
  Oritani Financial Corp.*...................          170          2,904
  PMI Group, Inc.(The).......................        1,070          2,664
  Provident Financial Services, Inc. ........          784         11,493
  Provident New York Bancorp.................          526          6,333
  Radian Group, Inc. ........................        1,060          3,816
  Rockville Financial, Inc. .................          118          1,535
  Roma Financial Corp. ......................          118          1,717
  TrustCo Bank Corp. ........................        1,000         12,170

  United Community Financial Corp. ..........          346          1,623
  United Financial Bancorp, Inc. ............          238        3,33224
  ViewPoint Financial Group..................          148          2,516
  Waterstone Financial Inc.*.................           90            742


See Notes to Financial Statements.

                                                                ANNUAL REPORT 59



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Westfield Financial, Inc. .................          416         $4,306
  WSFS Financial Corp. ......................           80          3,830
                                                             ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                  188,559
                                                             ------------

  TOBACCO 0.2%
  Alliance One International, Inc.*..........        1,170          3,908
  Star Scientific, Inc.*.....................          872          2,773
  Universal Corp. ...........................          336         13,302
  Vector Group, Ltd. ........................          436          7,434
                                                             ------------
TOTAL TOBACCO                                                      27,417
                                                             ------------

  TRADING COMPANIES & DISTRIBUTORS 0.5%
  Aceto Corp. ...............................          326          2,722
  Aircastle Ltd. ............................          614          4,267
  Applied Industrial Technologies, Inc. .....          556         11,226
  Beacon Roofing Supply, Inc.*...............          584          7,989
  DXP Enterprises, Inc.*.....................           98          1,368
  H&E Equipment Services, Inc.*..............          218          1,242
  Houston Wire & Cable Co. ..................          238          2,742
  Interline Brands, Inc.*....................          426          4,533
  Kaman Corp. -- Class A.....................          336          8,578
  Lawson Products, Inc. .....................           58          1,728
  RSC Holdings, Inc.*........................          626          4,595
  Rush Enterprises, Inc. -- Class A*.........          446          4,179
  TAL International Group, Inc. .............          188          3,113
  Textainer Group Holdings, Ltd. ............          128          1,412
  Watsco, Inc. ..............................          308         12,656
                                                             ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                             72,350
                                                             ------------

  TRANSPORTATION INFRASTRUCTURE 0.0%(A)
  CAI International, Inc.*...................           98            776
                                                             ------------
TOTAL TRANSPORTATION INFRASTRUCTURE                                   776
                                                             ------------

  WATER UTILITIES 0.3%
  American States Water Co. .................          228          7,800
  Cadiz, Inc.*...............................          158          2,198
  California Water Service Group.............          258          9,690
  Connecticut Water Service, Inc. ...........          110          2,915
  Consolidated Water Co., Ltd. ..............          188          2,668
  Middlesex Water Co. .......................          178          3,069
  SJW Corp. .................................          170          4,726
  Southwest Water Co. .......................          326          2,598
                                                             ------------
TOTAL WATER UTILITIES                                              35,664
                                                             ------------

  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Centennial Communications Corp.*...........          892          3,175
  FiberTower Corp.*..........................        1,586          1,158
  ICO Global Communications Holdings, Ltd.*..        1,368          2,244
  iPCS, Inc.*................................          228          3,721
  Syniverse Holdings, Inc.*..................          674         12,671
  TerreStar Corp.*...........................          764            619
  USA Mobility, Inc.*........................          308          2,972
  Virgin Mobile USA, Inc. -- Class A*........          385            381
                                                             ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                          26,941
                                                             ------------
TOTAL COMMON STOCKS
  (Cost $11,813,050)                                           10,802,259
                                                             ------------


                                                      FACE
                                                    AMOUNT
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS 11.7%
  State Street Bank & Trust Co., 0.030%,
     dated 10/31/08, to be repurchased at
     $1,572,004 on 11/03/08 collateralized by
     $1,715,000 FHLMC at 5.625% due 11/23/35
     with a value of $1,603,525..............   $1,572,000     $1,572,000
                                                             ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,572,000)                                             1,572,000
                                                             ------------
TOTAL INVESTMENTS 92.1%
  (Cost $13,385,050)                                           12,374,259
                                                             ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--7.9%                     1,067,244
                                                             ------------
NET ASSETS--100.0%                                            $13,441,503
-------------------------------------------------------------------------

                                                               UNREALIZED
                                                CONTRACTS            LOSS
-------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  December 2008 Russell 2000 Index E-Mini
     Futures Contracts (Aggregate Market
     Value of Contracts $15,984,720).........          298    $(1,424,665)
-------------------------------------------------------------------------



     * Non-Income Producing Security.

(a)    Amount represents less than 0.05% of net assets.

FHLMC--Federal Home Loan Mortgage Corporation




See Notes to Financial Statements.

ANNUAL REPORT 60


RYDEX INVERSE 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                            FACE        MARKET
                                                          AMOUNT         VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 88.5%
  State Street Bank & Trust Co., 0.030%, dated
  10/31/08, to be repurchased at $14,613,037 on
  11/03/08 collateralized by $15,945,000 FHLMC at
  5.625% due 11/23/35 with a value of
  $14,908,575.....................................   $14,613,000   $14,613,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $14,613,000)                                                14,613,000
                                                                   -----------
TOTAL INVESTMENTS 88.5%
  (Cost $14,613,000)                                                14,613,000
                                                                   -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--11.5%                         1,905,147
                                                                   -----------
NET ASSETS--100.0%                                                 $16,518,147
------------------------------------------------------------------------------






                                                                UNREALIZED
                                                    CONTRACTS         LOSS
--------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  December 2008 Russell 2000 Index E-Mini Futures
  Contracts (Aggregate Market Value of Contracts
  $24,138,000)....................................     450     $(2,227,460)
                                                               -----------





                                                     UNITS
-----------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston January 2009 Russell
  2000 Index Swap, Terminating 01/27/09 (Notional
  Market Value $9,108,293)*.......................  16,945  $(1,755,839)
-----------------------------------------------------------------------



     * Price return based on S&P Russell 2000 Index +/- financing at a variable rate.

FHLMC--Federal Home Loan Mortgage Corporation


See Notes to Financial Statements.

                                                                ANNUAL REPORT 61



RYDEX 2X S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                               MARKET
                                                 SHARES         VALUE
---------------------------------------------------------------------
COMMON STOCKS 82.2%
  ENERGY EQUIPMENT & SERVICES 14.9%
  Baker Hughes, Inc. ........................      1,180      $41,241
  BJ Services Co. ...........................      1,500       19,275
  Cameron International Corp.*...............        660       16,012
  ENSCO International, Inc. .................        430       16,344
  Halliburton Co. ...........................      3,180       62,932
  Nabors Industries, Ltd.*...................      1,390       19,988
  National-Oilwell Varco, Inc.*..............      2,000       59,780
  Noble Corp. ...............................      1,360       43,806
  Rowan Cos., Inc. ..........................        940       17,052
  Schlumberger, Ltd. ........................      2,590      133,773
  Smith International, Inc. .................        650       22,412
  Transocean, Inc.*..........................      1,220      100,443
  Weatherford International, Ltd.*...........      2,930       49,458
                                                           ----------
TOTAL ENERGY EQUIPMENT & SERVICES                             602,516
                                                           ----------

  OIL, GAS & CONSUMABLE FUELS 67.3%
  Anadarko Petroleum Corp. ..................      1,840       64,952
  Apache Corp. ..............................      1,300      107,029
  Cabot Oil & Gas Corp. .....................        310        8,702
  Chesapeake Energy Corp. ...................      2,440       53,607
  Chevron Corp. .............................      6,410      478,186
  ConocoPhillips.............................      4,820      250,736
  CONSOL Energy, Inc. .......................      1,140       35,785
  Devon Energy Corp. ........................      1,630      131,802
  El Paso Corp. .............................      3,470       33,659
  EOG Resources, Inc. .......................      1,040       84,157
  Exxon Mobil Corp. .........................     10,080      747,130
  Hess Corp. ................................      1,370       82,488
  Marathon Oil Corp. ........................      2,600       75,660
  Massey Energy Co. .........................        250        5,773
  Murphy Oil Corp. ..........................        970       49,121
  Noble Energy, Inc. ........................        520       26,946
  Occidental Petroleum Corp. ................      2,830      157,178
  Peabody Energy Corp. ......................        820       28,298
  Pioneer Natural Resources Co. .............        360       10,019
  Range Resources Corp. .....................        470       19,843
  Southwestern Energy Co.*...................      1,030       36,689
  Spectra Energy Corp. ......................      1,850       35,760
  Sunoco, Inc. ..............................        610       18,605
  Tesoro Corp. ..............................        420        4,061
  Valero Energy Corp. .......................      1,880       38,690
  Williams Cos., Inc. .......................      2,490       52,215
  XTO Energy, Inc. ..........................      2,310       83,044
                                                           ----------
TOTAL OIL, GAS & CONSUMABLE FUELS                           2,720,135
                                                           ----------
TOTAL COMMON STOCKS
  (Cost $3,229,632)                                         3,322,651
                                                           ----------


                                                    FACE       MARKET
                                                  AMOUNT        VALUE
---------------------------------------------------------------------
REPURCHASE AGREEMENTS 4.9%
  State Street Bank & Trust Co., 0.030%,
     dated 10/31/08, to be repurchased at
     $199,001 on 11/03/08 collateralized by
     $220,000 FHLMC at 5.625% due 11/23/35
     with a value of $205,700................   $199,000     $199,000
                                                           ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $199,000)                                             199,000
                                                           ----------
TOTAL INVESTMENTS 87.1%
  (Cost $3,428,632)                                         3,521,651
                                                           ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--12.9%                  522,144
                                                           ----------
NET ASSETS--100.0%                                         $4,043,795
---------------------------------------------------------------------


                                                           UNREALIZED
                                                 UNITS           GAIN
---------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston January 2009 S&P
     Select Sector Energy Index Swap,
     Terminating 01/27/09 (Notional Market
     Value $4,700,893)**.....................      9,208     $652,119
---------------------------------------------------------------------



     * Non-Income Producing Security.

** Price return based on S&P Select Sector Energy Index +/- financing at a variable rate.

FHLMC--Federal Home Loan Mortgage Corporation


See Notes to Financial Statements.

ANNUAL REPORT 62


RYDEX INVERSE 2X S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                           FACE       MARKET
                                                         AMOUNT        VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS 89.8%
  State Street Bank & Trust Co., 0.030%, dated
  10/31/08, to be repurchased at $5,025,013 on
  11/03/08 collateralized by $5,535,000 FNMA at
  5.500% due 07/14/28 with a value of $5,126,794..   $5,025,000   $5,025,000
                                                                  ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,025,000)                                                5,025,000
                                                                  ----------
TOTAL INVESTMENTS 89.8%
  (Cost $5,025,000)                                                5,025,000
                                                                  ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--10.2%                         570,539
                                                                  ----------
NET ASSETS--100.0%                                                $5,595,539
----------------------------------------------------------------------------





                                                             UNREALIZED
                                                     UNITS         LOSS
-----------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston January 2009 S&P
  Select Sector Energy Index Swap, Terminating
  01/27/09 (Notional Market Value $11,113,287)*...  21,769  $(2,974,767)
-----------------------------------------------------------------------



     * Price return based on S&P Select Sector Energy Index +/- financing at a variable rate.

FNMA--Federal National Mortgage Association


See Notes to Financial Statements.

                                                                ANNUAL REPORT 63



RYDEX 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                             MARKET
                                               SHARES         VALUE
-------------------------------------------------------------------
COMMON STOCKS 81.3%
  CAPITAL MARKETS 13.9%
  American Capital, Ltd. ....................   1,410       $19,811
  Ameriprise Financial, Inc. ................   1,480        31,968
  Bank of New York Mellon Corp. .............   7,809       254,574
  Charles Schwab Corp.(The)..................   6,349       121,393
  E*TRADE Financial Corp.*...................   3,660         6,661
  Federated Investors, Inc. -- Class B.......     600        14,520
  Franklin Resources, Inc. ..................   1,040        70,720
  Goldman Sachs Group, Inc.(The).............   2,960       273,800
  Invesco Ltd. ..............................   2,630        39,213
  Janus Capital Group, Inc. .................   1,090        12,797
  Legg Mason, Inc. ..........................     970        21,524
  Merrill Lynch & Co., Inc. .................  10,429       193,875
  Morgan Stanley.............................   7,549       131,881
  Northern Trust Corp. ......................   1,510        85,028
  State Street Corp. ........................   2,940       127,449
  T. Rowe Price Group, Inc. .................   1,760        69,590
                                                        -----------
TOTAL CAPITAL MARKETS                                     1,474,804
                                                        -----------

  COMMERCIAL BANKS 18.4%
  BB&T Corp. ................................   3,740       134,079
  Comerica, Inc. ............................   1,020        28,142
  Fifth Third Bancorp........................   3,930        42,640
  First Horizon National Corp. ..............   1,370        16,317
  Huntington Bancshares, Inc. ...............   2,490        23,530
  KeyCorp....................................   3,370        41,215
  M&T Bank Corp. ............................     530        42,983
  Marshall & Ilsley Corp. ...................   1,770        31,913
  National City Corp. .......................  14,259        38,499
  PNC Financial Services Group, Inc. ........   2,360       157,341
  Regions Financial Corp. ...................   4,730        52,456
  SunTrust Banks, Inc. ......................   2,410        96,737
  U.S. Bancorp...............................  11,869       353,815
  Wachovia Corp. ............................  14,709        94,285
  Wells Fargo & Co. .........................  22,538       767,419
  Zions Bancorp..............................     780        29,726
                                                        -----------
TOTAL COMMERCIAL BANKS                                    1,951,097
                                                        -----------

  CONSUMER FINANCE 3.7%
  American Express Co. ......................   7,899       217,222
  Capital One Financial Corp. ...............   2,560       100,147
  Discover Financial Services................   3,270        40,058
  SLM Corp.*.................................   3,180        33,931
                                                        -----------
TOTAL CONSUMER FINANCE                                      391,358
                                                        -----------

  DIVERSIFIED FINANCIAL SERVICES 25.4%
  Bank of America Corp. .....................  34,157       825,575
  CIT Group, Inc. ...........................   1,940         8,032
  Citigroup, Inc. ...........................  37,087       506,237
  CME Group, Inc. ...........................     460       129,789
  IntercontinentalExchange, Inc.*............     510        43,635
  JPMorgan Chase & Co. ......................  25,088     1,034,880
  Leucadia National Corp. ...................   1,210        32,476
  Moody's Corp. .............................   1,340        34,304
  Nasdaq OMX Group (The)*....................     930        30,188
  NYSE Euronext..............................   1,810        54,626
                                                        -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                      2,699,742
                                                        -----------

  INSURANCE 13.3%
  AFLAC, Inc. ...............................   3,240       143,467
  Allstate Corp. ............................   3,690        97,379
  American International Group, Inc. ........  18,318        34,987
  Aon Corp. .................................   1,890        79,947
  Assurant, Inc. ............................     810        20,639
  Chubb Corp. ...............................   2,460       127,477
  Cincinnati Financial Corp. ................   1,110        28,849
  Genworth Financial, Inc. -- Class A........   2,950        14,278
  Hartford Financial Services Group, Inc. ...   2,050        21,156
  Lincoln National Corp. ....................   1,750        30,170
  Loews Corp. ...............................   2,470        82,029
  Marsh & McLennan Cos., Inc. ...............   3,490       102,327
  MBIA, Inc. ................................   1,330        13,074
  MetLife, Inc. .............................   5,190       172,412
  Principal Financial Group, Inc. ...........   1,770        33,612
  Progressive Corp. .........................   4,600        65,642
  Prudential Financial, Inc. ................   2,910        87,300
  Torchmark Corp. ...........................     590        24,644
  Travelers Cos., Inc.(The)..................   4,020       171,051
  Unum Group.................................   2,350        37,013
  XL Capital, Ltd. -- Class A................   2,130        20,661
                                                        -----------
TOTAL INSURANCE                                           1,408,114
                                                        -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.8%
  Apartment Investment & Management
     Co. -- Class A..........................     580         8,485
  AvalonBay Communities, Inc. ...............     520        36,930
  Boston Properties, Inc. ...................     820        58,122
  Developers Diversified Realty Corp. .......     820        10,799
  Equity Residential.........................   1,850        64,621
  General Growth Properties, Inc. ...........   1,550         6,417
  HCP, Inc. .................................   1,710        51,180
  Host Hotels & Resorts, Inc. ...............   3,540        36,604
  Kimco Realty Corp. ........................   1,550        34,999
  Plum Creek Timber Co., Inc. ...............   1,170        43,618
  ProLogis...................................   1,790        25,060
  Public Storage, Inc. ......................     850        69,275
  Simon Property Group, Inc. ................   1,530       102,556
  Vornado Realty Trust.......................     930        65,611
                                                        -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                 614,277
                                                        -----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
  CB Richard Ellis Group, Inc. -- Class A*...   1,170         8,202
                                                        -----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                    8,202
                                                        -----------

  THRIFTS & MORTGAGE FINANCE 0.7%
  Hudson City Bancorp, Inc. .................   3,540        66,587
  Sovereign Bancorp, Inc. ...................   3,700        10,730
                                                        -----------
TOTAL THRIFTS & MORTGAGE FINANCE                             77,317
                                                        -----------
TOTAL COMMON STOCKS
  (Cost $8,948,092)                                       8,624,911
                                                        -----------
TOTAL INVESTMENTS 81.3%
  (Cost $8,948,092)                                       8,624,911
                                                        -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--18.7%              1,985,359
                                                        -----------
NET ASSETS--100.0%                                      $10,610,270
-------------------------------------------------------------------


                                                         UNREALIZED
                                                UNITS          GAIN
-------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston January 2009 S&P
     Select Sector Financial Index Swap,
     Terminating 01/27/09 (Notional Market
     Value $12,299,786)**....................  79,343    $2,566,561
-------------------------------------------------------------------



     * Non-Income Producing Security.

    ** Price return based on S&P Select Sector Financial Index +/- financing at a variable rate.


See Notes to Financial Statements.

ANNUAL REPORT 64


RYDEX INVERSE 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                           FACE       MARKET
                                                         AMOUNT        VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS 97.7%
  State Street Bank & Trust Co., 0.030%, dated
  10/31/08, to be repurchased at $6,997,017 on
  11/03/08 collateralized by $7,635,000 FHLMC at
  5.625% due 11/23/35 with a value of $7,138,725..   $6,997,000   $6,997,000
                                                                  ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,997,000)                                                6,997,000
                                                                  ----------
TOTAL INVESTMENTS 97.7%
  (Cost $6,997,000)                                                6,997,000
                                                                  ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--2.3%                          166,806
                                                                  ----------
NET ASSETS--100.0%                                                $7,163,806
----------------------------------------------------------------------------





                                                                UNREALIZED
                                                    CONTRACTS  GAIN/(LOSS)
--------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  December 2008 S&P 500 Index E-Mini Futures
  Contracts (Aggregate Market Value of Contracts
  $485,375).......................................        10        $1,387
                                                               -----------


                                                      UNITS
--------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston January 2009 S&P
  Select Sector Financial Index Swap, Terminating
  01/27/09 (Notional Market Value $15,994,404)*...   103,176   $(3,320,090)
--------------------------------------------------------------------------



     * Price return based on S&P Select Sector Financial Index +/- financing at a variable rate.

FHLMC--Federal Home Loan Mortgage Corporation


See Notes to Financial Statements.

                                                                ANNUAL REPORT 65



RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                            MARKET
                                               SHARES        VALUE
------------------------------------------------------------------
COMMON STOCKS 83.0%
  COMMUNICATIONS EQUIPMENT 11.2%
  Ciena Corp.*...............................     190       $1,826
  Cisco Systems, Inc.*.......................   9,458      168,069
  Corning, Inc. .............................   2,559       27,714
  Harris Corp. ..............................     230        8,268
  JDS Uniphase Corp.*........................     400        2,184
  Juniper Networks, Inc.*....................     890       16,679
  Motorola, Inc. ............................   3,689       19,810
  QUALCOMM, Inc. ............................   2,639      100,968
  Tellabs, Inc.*.............................     760        3,222
                                                        ----------
TOTAL COMMUNICATIONS EQUIPMENT                             348,740
                                                        ----------

  COMPUTERS & PERIPHERALS 19.5%
  Apple, Inc.*...............................   1,420      152,778
  Dell, Inc.*................................   2,819       34,251
  EMC Corp.*.................................   3,349       39,451
  Hewlett-Packard Co. .......................   3,919      150,019
  International Business Machines Corp. .....   2,169      201,652
  Lexmark International, Inc. -- Class A*....     160        4,133
  NetApp, Inc.*..............................     550        7,441
  QLogic Corp.*..............................     240        2,885
  SanDisk Corp.*.............................     380        3,378
  Sun Microsystems, Inc.*....................   1,270        5,842
  Teradata Corp.*............................     310        4,771
                                                        ----------
TOTAL COMPUTERS & PERIPHERALS                              606,601
                                                        ----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 13.4%
  AT&T, Inc. ................................   9,438      252,655
  CenturyTel, Inc. ..........................     180        4,520
  Embarq Corp. ..............................     240        7,200
  Frontier Communications Corp. .............     550        4,186
  Qwest Communications International, Inc. ..   2,519        7,204
  Verizon Communications, Inc. ..............   4,579      135,859
  Windstream Corp. ..........................     750        5,632
                                                        ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES               417,256
                                                        ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
  Agilent Technologies, Inc.*................     590       13,092
  Amphenol Corp. -- Class A..................     290        8,308
  Jabil Circuit, Inc. .......................     380        3,196
  Molex, Inc. ...............................     250        3,603
  Tyco Electronics, Ltd. ....................     770       14,969
                                                        ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                    43,168
                                                        ----------

  INTERNET SOFTWARE & SERVICES 6.1%
  Akamai Technologies, Inc.*.................     300        4,314
  eBay, Inc.*................................   1,770       27,028
  Google, Inc. -- Class A*...................     340      122,182
  VeriSign, Inc.*............................     330        6,996
  Yahoo!, Inc.*..............................   2,249       28,832
                                                        ----------
TOTAL INTERNET SOFTWARE & SERVICES                         189,352
                                                        ----------

  IT SERVICES 4.0%
  Affiliated Computer Services, Inc. -- Class
     A*......................................     170        6,970
  Automatic Data Processing, Inc. ...........     830       29,009
  Cognizant Technology Solutions
     Corp. -- Class A*.......................     490        9,408
  Computer Sciences Corp.*...................     250        7,540
  Convergys Corp.*...........................     230        1,769
  Fidelity National Information Services,
     Inc. ...................................     330        4,980
  Fiserv, Inc.*..............................     270        9,007
  Mastercard, Inc. -- Class A................     120       17,738
  Paychex, Inc. .............................     530       15,126
  Total System Services, Inc. ...............     340        4,672
  Unisys Corp.*..............................     740        1,125
  Western Union Co. .........................   1,190       18,159
                                                        ----------
TOTAL IT SERVICES                                          125,503
                                                        ----------

  OFFICE ELECTRONICS 0.4%
  Xerox Corp. ...............................   1,440       11,549
                                                        ----------
TOTAL OFFICE ELECTRONICS                                    11,549
                                                        ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9.6%
  Advanced Micro Devices, Inc.*..............   1,070        3,745
  Altera Corp. ..............................     510        8,848
  Analog Devices, Inc. ......................     480       10,253
  Applied Materials, Inc. ...................   2,179       28,131
  Broadcom Corp. -- Class A*.................     730       12,468
  Intel Corp. ...............................   8,018      128,288
  KLA-Tencor Corp. ..........................     290        6,743
  Linear Technology Corp. ...................     370        8,392
  LSI Corp.*.................................   1,120        4,312
  MEMC Electronic Materials, Inc.*...........     380        6,984
  Microchip Technology, Inc. ................     310        7,635
  Micron Technology, Inc.*...................   1,330        6,264
  National Semiconductor Corp. ..............     340        4,478
  Novellus Systems, Inc.*....................     180        2,844
  NVIDIA Corp.*..............................     930        8,147
  Teradyne, Inc.*............................     330        1,683
  Texas Instruments, Inc. ...................   2,119       41,448
  Xilinx, Inc. ..............................     460        8,473
                                                        ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT             299,136
                                                        ----------

  SOFTWARE 16.3%
  Adobe Systems, Inc.*.......................     860       22,910
  Autodesk, Inc.*............................     370        7,885
  BMC Software, Inc.*........................     320        8,262
  CA, Inc. ..................................     650       11,570
  Citrix Systems, Inc.*......................     310        7,989
  Compuware Corp.*...........................     460        2,935
  Electronic Arts, Inc.*.....................     520       11,846
  Intuit, Inc.*..............................     530       13,282
  Microsoft Corp. ...........................  12,577      280,844
  Novell, Inc.*..............................     650        3,029
  Oracle Corp.*..............................   6,298      115,190
  Salesforce.com, Inc.*......................     180        5,573
  Symantec Corp.*............................   1,370       17,235
                                                        ----------
TOTAL SOFTWARE                                             508,550
                                                        ----------

  WIRELESS TELECOMMUNICATION SERVICES 1.1%
  American Tower Corp. -- Class A*...........     640       20,678
  Sprint Nextel Corp. .......................   4,639       14,520
                                                        ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                   35,198
                                                        ----------
TOTAL COMMON STOCKS
  (Cost $3,414,499)                                      2,585,053
                                                        ----------
TOTAL INVESTMENTS 83.0%
  (Cost $3,414,499)                                      2,585,053
                                                        ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--17.0%               530,245
                                                        ----------
NET ASSETS--100.0%                                      $3,115,298
------------------------------------------------------------------




See Notes to Financial Statements.

ANNUAL REPORT 66


RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2008

--------------------------------------------------------------------------------

                                                        UNREALIZED
                                                UNITS         GAIN
------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston January 2009 S&P
     Select Sector Technology Index Swap,
     Terminating 01/27/09 (Notional Market
     Value $3,622,468)**.....................  21,838     $343,569
------------------------------------------------------------------



*      Non-Income Producing Security.

** Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 67



RYDEX INVERSE 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                           FACE       MARKET
                                                         AMOUNT        VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS 87.4%
  State Street Bank & Trust Co., 0.030%, dated
  10/31/08, to be repurchased at $5,652,014 on
  11/03/08 collateralized by $6,225,000 FNMA at
  5.500% due 07/14/28 with a value of $5,765,906..   $5,652,000   $5,652,000
                                                                  ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,652,000)                                                5,652,000
                                                                  ----------
TOTAL INVESTMENTS 87.4%
  (Cost $5,652,000)                                                5,652,000
                                                                  ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--12.6%                         816,463
                                                                  ----------
NET ASSETS--100.0%                                                $6,468,463
----------------------------------------------------------------------------





                                                             UNREALIZED
                                                     UNITS         LOSS
-----------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston January 2009 S&P
  Select Sector Technology Index Swap, Terminating
  01/27/09 (Notional Market Value $12,886,603)*...  77,686  $(1,879,566)
-----------------------------------------------------------------------



     * Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.

FNMA--Federal National Mortgage Association


See Notes to Financial Statements.

ANNUAL REPORT 68


RYDEX 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                               MARKET
                                                  SHARES        VALUE
---------------------------------------------------------------------
COMMON STOCKS 82.3%
  BIOTECHNOLOGY 11.8%
  Amgen, Inc.*...............................      3,930     $235,368
  Biogen Idec, Inc.*.........................      1,100       46,805
  Celgene Corp.*.............................      1,690      108,599
  Genzyme Corp.*.............................      1,020       74,338
  Gilead Sciences, Inc.*.....................      3,420      156,807
                                                           ----------
TOTAL BIOTECHNOLOGY                                           621,917
                                                           ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 14.1%
  Baxter International, Inc. ................      2,370      143,361
  Becton, Dickinson & Co. ...................        930       64,542
  Boston Scientific Corp.*...................      5,620       50,749
  C.R. Bard, Inc. ...........................        390       34,417
  Covidien, Ltd. ............................      1,860       82,379
  Hospira, Inc.*.............................        590       16,414
  Intuitive Surgical, Inc.*..................        140       24,191
  Medtronic, Inc. ...........................      4,210      169,789
  St Jude Medical, Inc.*.....................      1,300       49,439
  Stryker Corp. .............................        930       49,718
  Varian Medical Systems, Inc.*..............        460       20,935
  Zimmer Holdings, Inc.*.....................        850       39,465
                                                           ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                        745,399
                                                           ----------

  HEALTH CARE PROVIDERS & SERVICES 11.4%
  Aetna, Inc. ...............................      1,800       44,766
  AmerisourceBergen Corp. ...................        610       19,075
  Cardinal Health, Inc. .....................      1,350       51,570
  CIGNA Corp. ...............................      1,060       17,278
  Coventry Health Care, Inc.*................        550        7,255
  DaVita, Inc.*..............................        390       22,133
  Express Scripts, Inc.*.....................        960       58,186
  Humana, Inc.*..............................        670       19,825
  Laboratory Corp. of America Holdings*......        410       25,211
  McKesson Corp. ............................      1,060       38,997
  Medco Health Solutions, Inc.*..............      1,930       73,243
  Patterson Cos., Inc.*......................        340        8,612
  Quest Diagnostics, Inc. ...................        610       28,548
  Tenet Healthcare Corp.*....................      1,600        7,008
  UnitedHealth Group, Inc. ..................      4,560      108,209
  WellPoint, Inc.*...........................      1,950       75,796
                                                           ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                        605,712
                                                           ----------

  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ..........................        710       10,181
                                                           ----------
TOTAL HEALTH CARE TECHNOLOGY                                   10,181
                                                           ----------

  LIFE SCIENCES TOOLS & SERVICES 2.3%
  Applied Biosystems Inc. ...................        670       20,656
  Millipore Corp.*...........................        230       11,935
  PerkinElmer, Inc. .........................        440        7,893
  Thermo Fisher Scientific Inc.*.............      1,560       63,336
  Waters Corp.*..............................        370       16,206
                                                           ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                          120,026
                                                           ----------

  PHARMACEUTICALS 42.5%
  Abbott Laboratories........................      4,850      267,478
  Allergan, Inc. ............................      1,170       46,414
  Barr Pharmaceuticals, Inc.*................        400       25,704
  Bristol-Myers Squibb Co. ..................      7,390      151,865
  Eli Lilly & Co. ...........................      3,720      125,810
  Forest Laboratories, Inc.*.................      1,150       26,715
  Johnson & Johnson..........................     10,380      636,709
  King Pharmaceuticals, Inc.*................        990        8,702
  Merck & Co., Inc. .........................      7,960      246,362
  Mylan Inc.*................................      1,130        9,684
  Pfizer, Inc. ..............................     25,030      443,281
  Schering-Plough Corp. .....................      6,100       88,389
  Watson Pharmaceuticals, Inc.*..............        410       10,730
  Wyeth......................................      4,980      160,256
                                                           ----------
TOTAL PHARMACEUTICALS                                       2,248,099
                                                           ----------
TOTAL COMMON STOCKS
  (Cost $4,876,484)                                         4,351,334
                                                           ----------

                                                    FACE
                                                  AMOUNT
---------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.8%
  State Street Bank & Trust Co., 0.030%,
     dated 10/31/08, to be repurchased at
     $147,000 on 11/03/08 collateralized by
     $165,000 FHLMC at 5.625% due 11/23/35
     with a value of $154,275................   $147,000     $147,000
                                                           ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $147,000)                                             147,000
                                                           ----------
TOTAL INVESTMENTS 85.1%
  (Cost $5,023,484)                                         4,498,334
                                                           ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--14.9%                  785,229
                                                           ----------
NET ASSETS--100.0%                                         $5,283,563
---------------------------------------------------------------------

                                                           UNREALIZED
                                                 UNITS           GAIN
---------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston January 2009 S&P
     Select Sector Health Care Index Swap,
     Terminating 01/27/09 (Notional Market
     Value $6,180,737)**.....................     22,908     $461,513
---------------------------------------------------------------------



     * Non-Income Producing Security.

    ** Price return based on S&P Select Sector Health Care Index +/- financing at a variable rate.

FHLMC--Federal Home Loan Mortgage Corporation


See Notes to Financial Statements.

                                                                ANNUAL REPORT 69



RYDEX INVERSE 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2008

--------------------------------------------------------------------------------



                                                           FACE       MARKET
                                                         AMOUNT        VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS 88.8%
  State Street Bank & Trust Co., 0.030%, dated
  10/31/08, to be repurchased at $7,442,019 on
  11/03/08 collateralized by $8,200,000 FNMA at
  5.500% due 07/14/28 with a value of $7,595,250..   $7,442,000   $7,442,000
                                                                  ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,442,000)                                                7,442,000
                                                                  ----------
TOTAL INVESTMENTS 88.8%
  (Cost $7,442,000)                                                7,442,000
                                                                  ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--11.2%                         939,419
                                                                  ----------
NET ASSETS--100.0%                                                $8,381,419
----------------------------------------------------------------------------





                                                             UNREALIZED
                                                     UNITS         LOSS
-----------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston January 2009 S&P
  Select Sector Health Care Index Swap,
  Terminating 01/27/09 (Notional Market Value
  $17,291,276)*...................................  64,087  $(1,728,947)
-----------------------------------------------------------------------



     * Price return based on S&P Select Sector Health Care Index +/- financing at a variable rate.

FNMA--Federal National Mortgage Association


See Notes to Financial Statements.

ANNUAL REPORT 70




STATEMENTS OF ASSETS AND LIABILITIES                            October 31, 2008

--------------------------------------------------------------------------------


                                                   RYDEX 2X          RYDEX      RYDEX 2X   RYDEX INVERSE
                                                    S&P 500     INVERSE 2X    S&P MIDCAP   2X S&P MIDCAP
                                                        ETF    S&P 500 ETF       400 ETF         400 ETF
                                               ------------   ------------   -----------   -------------
ASSETS
Investments at Market Value*.................  $ 93,707,346   $         --   $ 4,422,420    $        --
Repurchase Agreements........................    12,688,000     44,251,000            --      5,866,000
                                               ------------   ------------   -----------    -----------
Total Investments............................   106,395,346     44,251,000     4,422,420      5,866,000
                                               ------------   ------------   -----------    -----------
Cash.........................................         3,724            341        28,573            317
Segregated Cash for Swaps....................     1,000,000      8,700,000       206,600      1,691,000
Margin Deposit for Future Contracts..........    13,770,900     14,553,000       437,400        523,800
Receivables:
  Investments Sold...........................         3,346             --        46,644             --
  Dividends..................................       107,397             --         2,230             --
  Interest...................................            32            111            --             15
  Fund Shares Sold...........................            --             --     1,295,272             --
  Variation Margin on Futures Contracts......     1,281,709             --        62,407             --
  Equity Index Swap Settlement...............           846             --       236,808             --
                                               ------------   ------------   -----------    -----------
     TOTAL ASSETS............................   122,563,300     67,504,452     6,738,354      8,081,132
                                               ------------   ------------   -----------    -----------
LIABILITIES
Payables:
  Investments Purchased......................     4,996,528             --     1,256,169             --
  Equity Index Swap Settlement...............            --         11,112            --      1,407,173
  Fund Shares Repurchased....................     4,147,460             --            --             --
  Variation Margin on Futures Contracts......            --      1,334,089            --         70,936
  Accrued Management Fees....................        55,419         53,694         2,159          6,912
                                               ------------   ------------   -----------    -----------
     TOTAL LIABILITIES.......................     9,199,407      1,398,895     1,258,328      1,485,021
                                               ------------   ------------   -----------    -----------
NET ASSETS...................................  $113,363,893   $ 66,105,557   $ 5,480,026    $ 6,596,111
                                               ============   ============   ===========    ===========
NET ASSETS CONSIST OF:
Paid-in Capital..............................  $164,463,493   $ 53,470,609   $12,287,903    $ 5,811,212
Undistributed Net Investment Income..........        81,221             --            --             --
Accumulated Net Realized Gain (Loss) on
  Investment Securities, Futures and Swaps...   (34,328,244)    23,107,711    (6,419,390)     2,657,413
Net Unrealized Appreciation/Depreciation on
  Investment Securities and Futures..........   (16,852,577)   (10,472,763)     (388,487)    (1,872,514)
                                               ------------   ------------   -----------    -----------
NET ASSETS...................................  $113,363,893   $ 66,105,557   $ 5,480,026    $ 6,596,111
                                               ============   ============   ===========    ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..................     4,100,000        500,000       200,000         50,000
                                               ============   ============   ===========    ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.................  $      27.65   $     132.21   $     27.40    $    131.92
                                               ============   ============   ===========    ===========
*Total Cost of Investments...................  $120,502,291   $ 44,251,000   $ 5,196,509    $ 5,866,000
                                               ============   ============   ===========    ===========





See Notes to Financial Statements.

                                                                ANNUAL REPORT 71





STATEMENTS OF ASSETS AND LIABILITIES (continued)                October 31, 2008

--------------------------------------------------------------------------------

                                                                                 RYDEX   RYDEX INVERSE
                                              RYDEX 2X   RYDEX INVERSE          2X S&P          2X S&P
                                               RUSSELL      2X RUSSELL   SELECT SECTOR   SELECT SECTOR
                                              2000 ETF        2000 ETF      ENERGY ETF      ENERGY ETF
                                           -----------   -------------   -------------   -------------
ASSETS
Investments at Market Value*.............  $10,802,259    $        --     $ 3,322,651     $        --
Repurchase Agreements....................    1,572,000     14,613,000         199,000       5,025,000
                                           -----------    -----------     -----------     -----------
Total Investments........................   12,374,259     14,613,000       3,521,651       5,025,000
                                           -----------    -----------     -----------     -----------
Cash.....................................           --            887             544             280
Segregated Cash for Swaps................           --      1,895,100         163,000       3,556,230
Margin Deposit for Future Contracts......    1,461,200      2,901,600              --              --
Receivables:
  Investments Sold.......................       47,138             --              --              --
  Dividends..............................        6,906             --           2,416              --
  Interest...............................            4             37              --              12
  Variation Margin on Futures Contracts..      557,872             --              --              --
  Equity Index Swap Settlement...........           --             --         653,460              --
                                           -----------    -----------     -----------     -----------
     TOTAL ASSETS........................   14,447,379     19,410,624       4,341,071       8,581,522
                                           -----------    -----------     -----------     -----------
LIABILITIES
Payables:
  Investments Purchased..................      997,917             --         296,036              --
  Equity Index Swap Settlement...........           --      1,758,635              --       2,981,264
  Variation Margin on Futures Contracts..           --      1,118,793              --              --
  Overdraft..............................        1,841             --              --              --
  Accrued Management Fees................        6,118         15,049           1,240           4,719
                                           -----------    -----------     -----------     -----------
     TOTAL LIABILITIES...................    1,005,876      2,892,477         297,276       2,985,983
                                           -----------    -----------     -----------     -----------
NET ASSETS...............................  $13,441,503    $16,518,147     $ 4,043,795     $ 5,595,539
                                           ===========    ===========     ===========     ===========
NET ASSETS CONSIST OF:
Paid-in Capital..........................  $21,191,068    $16,104,875     $ 8,112,973     $ 4,246,174
Undistributed Net Investment Income......        2,359             --             983              --
Accumulated Net Realized Gain (Loss) on
  Investment Securities, Futures and
  Swaps..................................   (5,316,468)     4,396,571      (4,815,299)      4,324,132
Net Unrealized Appreciation/Depreciation
  on Investment Securities and Futures...   (2,435,456)    (3,983,299)        745,138      (2,974,767)
                                           -----------    -----------     -----------     -----------
NET ASSETS...............................  $13,441,503    $16,518,147     $ 4,043,795     $ 5,595,539
                                           ===========    ===========     ===========     ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..............      450,000        150,000         200,000          50,000
                                           ===========    ===========     ===========     ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.............  $     29.87    $    110.12     $     20.22     $    111.91
                                           ===========    ===========     ===========     ===========
*Total Cost of Investments...............  $13,385,050    $14,613,000     $ 3,428,632     $ 5,025,000
                                           ===========    ===========     ===========     ===========





See Notes to Financial Statements.

ANNUAL REPORT 72




STATEMENTS OF ASSETS AND LIABILITIES (continued)                October 31, 2008

--------------------------------------------------------------------------------

                                                RYDEX   RYDEX INVERSE            RYDEX    RYDEX INVERSE
                                               2X S&P          2X S&P           2X S&P           2X S&P
                                        SELECT SECTOR   SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
                                        FINANCIAL ETF   FINANCIAL ETF   TECHNOLOGY ETF   TECHNOLOGY ETF
                                        -------------   -------------   --------------   --------------
ASSETS
Investments at Market Value*..........   $  8,624,911    $        --      $ 2,585,053      $        --
Repurchase Agreements.................             --      6,997,000               --        5,652,000
                                         ------------    -----------      -----------      -----------
Total Investments.....................      8,624,911      6,997,000        2,585,053        5,652,000
                                         ------------    -----------      -----------      -----------
Cash..................................      7,846,930            123               --              957
Segregated Cash for Swaps.............        721,960      3,494,900          273,412        2,696,500
Receivables:
  Investments Sold....................          2,062             --               --               --
  Dividends receivable................         22,935             --            7,399               --
  Interest............................             --             17               --               14
  Variation Margin on Futures
     Contracts........................             --          1,387           12,638               --
  Equity Index Swap Settlement........      2,570,865             --          342,405               --
                                         ------------    -----------      -----------      -----------
     TOTAL ASSETS.....................     19,789,663     10,493,427        3,220,907        8,349,471
                                         ------------    -----------      -----------      -----------
LIABILITIES
Payables:
  Investments Purchased...............        489,525             --           99,799               --
  Equity Index Swap Settlement........             --      3,324,406               --        1,876,429
  Fund Shares Repurchased.............      8,679,296             --               --               --
  Overdraft...........................             --             --            3,709               --
  Accrued Management Fees.............         10,572          5,215            2,101            4,579
                                         ------------    -----------      -----------      -----------
     TOTAL LIABILITIES................      9,179,393      3,329,621          105,609        1,881,008
                                         ------------    -----------      -----------      -----------
NET ASSETS............................   $ 10,610,270    $ 7,163,806      $ 3,115,298      $ 6,468,463
                                         ============    ===========      ===========      ===========
NET ASSETS CONSIST OF:
Paid-in Capital.......................   $ 26,556,387    $ 7,500,000      $ 7,500,000      $ 4,540,184
Undistributed Net Investment Income...         44,812             --            4,645               --
Accumulated Net Realized Gain (Loss)
  on Investment Securities, Futures
  and Swaps...........................    (18,234,309)     2,982,509       (3,903,470)       3,807,845
Net Unrealized
  Appreciation/Depreciation on
  Investment Securities and Futures...      2,243,380     (3,318,703)        (485,877)      (1,879,566)
                                         ------------    -----------      -----------      -----------
NET ASSETS............................   $ 10,610,270    $ 7,163,806      $ 3,115,298      $ 6,468,463
                                         ============    ===========      ===========      ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value...........        400,000        100,000          100,000           50,000
                                         ============    ===========      ===========      ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share..........   $      26.53    $     71.64      $     31.15      $    129.37
                                         ============    ===========      ===========      ===========
*Total Cost of Investments............   $  8,948,092    $ 6,997,000      $ 3,414,499      $ 5,652,000
                                         ============    ===========      ===========      ===========





See Notes to Financial Statements.

                                                                ANNUAL REPORT 73





STATEMENTS OF ASSETS AND LIABILITIES (concluded)                October 31, 2008

--------------------------------------------------------------------------------

                                                                    RYDEX     RYDEX INVERSE
                                                                   2X S&P            2X S&P
                                                            SELECT SECTOR     SELECT SECTOR
                                                          HEALTH CARE ETF   HEALTH CARE ETF
                                                          ---------------   ---------------
ASSETS
Investments at Market Value*............................    $ 4,351,334       $        --
Repurchase Agreements...................................        147,000         7,442,000
                                                            -----------       -----------
Total Investments.......................................      4,498,334         7,442,000
                                                            -----------       -----------
Cash....................................................            498               115
Segregated Cash for Swaps...............................        422,750         2,666,000
Receivables:
  Dividends receivable..................................          4,792                --
  Interest..............................................             --                19
  Equity Index Swap Settlement..........................        458,539                --
                                                            -----------       -----------
     TOTAL ASSETS.......................................      5,384,913        10,108,134
                                                            -----------       -----------
LIABILITIES
Payables:
  Investments Purchased.................................         97,885                --
  Equity Index Swap Settlement..........................             --         1,721,049
  Accrued Management Fees...............................          3,465             5,666
                                                            -----------       -----------
     TOTAL LIABILITIES..................................        101,350         1,726,715
                                                            -----------       -----------
NET ASSETS..............................................    $ 5,283,563       $ 8,381,419
                                                            ===========       ===========
NET ASSETS CONSIST OF:
Paid-in Capital.........................................    $ 7,500,000       $ 7,500,000
Undistributed Net Investment Income.....................          1,011                --
Accumulated Net Realized Gain (Loss) on Investment
  Securities, Futures and Swaps.........................     (2,153,811)        2,610,366
Net Unrealized Appreciation/Depreciation on Investment
  Securities and Futures................................        (63,637)       (1,728,947)
                                                            -----------       -----------
NET ASSETS..............................................    $ 5,283,563       $ 8,381,419
                                                            ===========       ===========
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value.................................................        100,000           100,000
                                                            ===========       ===========
Net Asset Value, Offering Price and Repurchase Price Per
  Share.................................................    $     52.84       $     83.81
                                                            ===========       ===========
*Total Cost of Investments..............................    $ 5,023,484       $ 7,442,000
                                                            ===========       ===========





See Notes to Financial Statements.

ANNUAL REPORT 74



STATEMENTS OF OPERATIONS                                      For the Year Ended
                                                                October 31, 2008

--------------------------------------------------------------------------------


                                              RYDEX 2X   RYDEX INVERSE      RYDEX 2X   RYDEX INVERSE
                                               S&P 500      2X S&P 500    S&P MIDCAP   2X S&P MIDCAP
                                                  ETF*            ETF*      400 ETF*        400 ETF*
                                          ------------   -------------   -----------   -------------
INVESTMENT INCOME
  Interest..............................  $     76,662    $    878,370   $    24,759    $   251,695
  Dividends.............................       610,930              --        74,048             --
                                          ------------    ------------   -----------    -----------
     Total Income.......................       687,592         878,370        98,807        251,695
                                          ------------    ------------   -----------    -----------
EXPENSES
  Management Fee........................       234,559         343,748        42,704         75,009
  Trustee Fees..........................         1,043           2,586           374            548
                                          ------------    ------------   -----------    -----------
     Total Expenses.....................       235,602         346,334        43,078         75,557
                                          ------------    ------------   -----------    -----------
Net Investment Income...................       451,990         532,036        55,729        176,138
                                          ------------    ------------   -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments...........................    (6,444,138)             --    (1,954,483)            --
  Futures Contracts.....................   (23,003,009)     32,457,153      (578,526)     2,732,362
  Swap Contracts........................    (4,887,927)      6,822,931    (3,891,506)     8,029,026
                                          ------------    ------------   -----------    -----------
     Net Realized Gain (Loss)...........   (34,335,074)     39,280,084    (6,424,515)    10,761,388
Net Change in Unrealized
  Appreciation/Depreciation on:
  Investment Securities.................   (14,106,945)             --      (774,089)            --
  Futures Contracts.....................    (2,745,632)    (10,472,763)      149,000       (466,566)
  Swap Contracts........................            --              --       236,602     (1,405,948)
                                          ------------    ------------   -----------    -----------
Net Change in Unrealized
  Appreciation/Depreciation on
  Investments...........................   (16,852,577)    (10,472,763)     (388,487)    (1,872,514)
                                          ------------    ------------   -----------    -----------
Net Realized and Unrealized Gain (Loss)
  on Investments, Futures and Swap
  Contracts.............................   (51,187,651)     28,807,321    (6,813,002)     8,888,874
                                          ------------    ------------   -----------    -----------
  Contribution from Advisor.............            --              --            --        148,040
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM
       OPERATIONS.......................  $(50,735,661)   $ 29,339,357   $(6,757,273)   $ 9,213,052
                                          ============    ============   ===========    ===========



* The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 75




STATEMENTS OF OPERATIONS (continued)                          For the Year Ended
                                                                October 31, 2008

--------------------------------------------------------------------------------

                                                                                  RYDEX   RYDEX INVERSE
                                               RYDEX 2X   RYDEX INVERSE          2X S&P          2X S&P
                                           RUSSELL 2000      2X RUSSELL   SELECT SECTOR   SELECT SECTOR
                                                   ETF*       2000 ETF*    ENERGY ETF**    ENERGY ETF**
                                           ------------   -------------   -------------   -------------
INVESTMENT INCOME
  Interest...............................   $    29,091    $   442,146     $     2,447     $    42,262
  Dividends..............................       110,415             --          19,165              --
  Foreign Taxes Withheld.................           (28)            --              --              --
                                            -----------    -----------     -----------     -----------
     Total Income........................       139,478        442,146          21,612          42,262
                                            -----------    -----------     -----------     -----------
EXPENSES
  Management Fee.........................        60,672        146,940          13,192          23,721
  Trustee Fees...........................           447          1,104             129             116
                                            -----------    -----------     -----------     -----------
     Total Expenses......................        61,119        148,044          13,321          23,837
                                            -----------    -----------     -----------     -----------
Net Investment Income....................        78,359        294,102           8,291          18,425
                                            -----------    -----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments............................    (2,190,191)            --      (1,761,058)             --
  Futures Contracts......................    (2,108,860)     7,190,827         (17,476)       (231,238)
  Swap Contracts.........................    (1,026,866)     5,567,000      (3,036,765)      6,892,306
                                            -----------    -----------     -----------     -----------
     Net Realized Gain (Loss)............    (5,325,917)    12,757,827      (4,815,299)      6,661,068
Net Change in Unrealized
  Appreciation/Depreciation on:
  Investment Securities..................    (1,010,791)            --          93,019              --
  Futures Contracts......................    (1,424,665)    (2,227,460)             --              --
  Swap Contracts.........................            --     (1,755,839)        652,119      (2,974,767)
                                            -----------    -----------     -----------     -----------
Net Change in Unrealized
  Appreciation/Depreciation on
  Investments............................    (2,435,456)    (3,983,299)        745,138      (2,974,767)
                                            -----------    -----------     -----------     -----------
Net Realized and Unrealized Gain (Loss)
  on Investments, Futures and Swap
  Contracts..............................    (7,761,373)     8,774,528      (4,070,161)      3,686,301
                                            -----------    -----------     -----------     -----------
  Contribution from Advisor..............            --        315,120              --              --
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM OPERATIONS..   $(7,683,014)   $ 9,383,750     $(4,061,870)    $ 3,704,726
                                            ===========    ===========     ===========     ===========




 * The Fund commenced operations on November 5, 2007.
** The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

ANNUAL REPORT 76



STATEMENTS OF OPERATIONS (continued)                          For the Year Ended
                                                                October 31, 2008

--------------------------------------------------------------------------------

                                               RYDEX    RYDEX INVERSE             RYDEX     RYDEX INVERSE
                                              2X S&P           2X S&P            2X S&P            2X S&P
                                       SELECT SECTOR    SELECT SECTOR     SELECT SECTOR     SELECT SECTOR
                                      FINANCIAL ETF*   FINANCIAL ETF*   TECHNOLOGY ETF*   TECHNOLOGY ETF*
                                      --------------   --------------   ---------------   ---------------
INVESTMENT INCOME
  Interest..........................   $      3,492      $    38,186      $     2,821       $    39,399
  Dividends.........................        145,092               --           28,811                --
                                       ------------      -----------      -----------       -----------
     Total Income...................        148,584           38,186           31,632            39,399
                                       ------------      -----------      -----------       -----------
EXPENSES
  Management Fee....................         31,560           21,917           15,554            23,359
  Trustee Fees......................             94              156              106               140
                                       ------------      -----------      -----------       -----------
     Total Expenses.................         31,654           22,073           15,660            23,499
                                       ------------      -----------      -----------       -----------
Net Investment Income...............        116,930           16,113           15,972            15,900
                                       ------------      -----------      -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.......................     (6,239,988)              --       (1,037,004)               --
  Futures Contracts.................        (57,188)         406,617           (6,471)         (169,783)
  Swap Contracts....................    (11,943,943)       2,577,966       (2,859,995)        6,464,008
                                       ------------      -----------      -----------       -----------
     Net Realized Gain (Loss).......    (18,241,119)       2,984,583       (3,903,470)        6,294,225
Net Change in Unrealized
  Appreciation/Depreciation on:
  Investment Securities.............       (323,181)              --         (829,446)               --
  Futures Contracts.................             --            1,387               --                --
  Swap Contracts....................      2,566,561       (3,320,090)         343,569        (1,879,566)
                                       ------------      -----------      -----------       -----------
Net Change in Unrealized
  Appreciation/Depreciation on
  Investments.......................      2,243,380       (3,318,703)        (485,877)       (1,879,566)
                                       ------------      -----------      -----------       -----------
Net Realized and Unrealized Gain
  (Loss) on Investments, Futures and
  Swap Contracts....................    (15,997,739)        (334,120)      (4,389,347)        4,414,659
                                       ------------      -----------      -----------       -----------
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM
       OPERATIONS...................   $(15,880,809)     $  (318,007)     $(4,373,375)      $ 4,430,559
                                       ============      ===========      ===========       ===========




* The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 77




STATEMENTS OF OPERATIONS (concluded)                          For the Year Ended
                                                                October 31, 2008

--------------------------------------------------------------------------------

                                                                   RYDEX      RYDEX INVERSE
                                                                  2X S&P             2X S&P
                                                           SELECT SECTOR      SELECT SECTOR
                                                        HEALTH CARE ETF*   HEALTH CARE ETF*
                                                        ----------------   ----------------
INVESTMENT INCOME
  Interest............................................     $     4,050        $    37,257
  Dividends...........................................          39,429                 --
                                                           -----------        -----------
     Total Income.....................................          43,479             37,257
                                                           -----------        -----------
EXPENSES
  Management Fee......................................          20,180             20,965
  Trustee Fees........................................             119                126
                                                           -----------        -----------
     Total Expenses...................................          20,299             21,091
                                                           -----------        -----------
Net Investment Income.................................          23,180             16,166
                                                           -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.........................................        (393,465)                --
  Futures Contracts...................................         (17,476)          (168,972)
  Swap Contracts......................................      (1,742,870)         2,781,930
                                                           -----------        -----------
     Net Realized Gain (Loss).........................      (2,153,811)         2,612,958
Net Change in Unrealized Appreciation/Depreciation on:
  Investment Securities...............................        (525,150)                --
  Swap Contracts......................................         461,513         (1,728,947)
                                                           -----------        -----------
Net Change in Unrealized Appreciation/Depreciation on
  Investments.........................................         (63,637)        (1,728,947)
                                                           -----------        -----------
Net Realized and Unrealized Gain (Loss) on
  Investments, Futures and Swap Contracts.............      (2,217,448)           884,011
                                                           -----------        -----------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS................................     $(2,194,268)       $   900,177
                                                           ===========        ===========




* The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

ANNUAL REPORT 78



STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                 RYDEX 2X    RYDEX INVERSE 2X
                                                              S&P 500 ETF         S&P 500 ETF
                                                        -----------------   -----------------
                                                             PERIOD ENDED        PERIOD ENDED
                                                        OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                        -----------------   -----------------
OPERATIONS
  Net Investment Income...............................     $    451,990        $    532,036
  Net Realized Gain (Loss)............................      (34,335,074)         39,280,084
  Net Change in Unrealized Appreciation/Depreciation
     on Investments...................................      (16,852,577)        (10,472,763)
                                                           ------------        ------------
  Net Increase (Decrease) in Net Assets Resulting From
     Operations.......................................      (50,735,661)         29,339,357
                                                           ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............................         (363,939)           (552,721)
                                                           ------------        ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........................      168,610,953         112,256,284
  Value of Shares Reinvested..........................               --                  --
  Value of Shares Repurchased.........................       (4,147,460)        (74,937,363)
                                                           ------------        ------------
  Net Increase in Net Assets Resulting From Share
     Transactions.....................................      164,463,493          37,318,921
                                                           ------------        ------------
     Increase in Net Assets...........................      113,363,893          66,105,557
NET ASSETS--BEGINNING OF PERIOD.......................               --                  --
                                                           ------------        ------------
NET ASSETS--END OF PERIOD(1)..........................     $113,363,893        $ 66,105,557
                                                           ============        ============
(1) Including Undistributed Net Investment Income.....     $     81,221        $         --
                                                           ============        ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................................        4,250,000           1,150,000
  Shares Reinvested...................................               --                  --
  Shares Repurchased..................................         (150,000)           (650,000)
  Shares Outstanding, Beginning of Period.............               --                  --
                                                           ------------        ------------
  Shares Outstanding, End of Period...................        4,100,000             500,000
                                                           ============        ============



* The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 79




STATEMENTS OF CHANGES IN NET ASSETS (continued)

--------------------------------------------------------------------------------

                                                                 RYDEX 2X    RYDEX INVERSE 2X
                                                               S&P MIDCAP          S&P MIDCAP
                                                                  400 ETF             400 ETF
                                                        -----------------   -----------------
                                                             PERIOD ENDED        PERIOD ENDED
                                                        OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                        -----------------   -----------------
OPERATIONS
  Net Investment Income...............................     $    55,729         $    176,138
  Net Realized Gain (Loss)............................      (6,424,515)          10,761,388
  Net Change in Unrealized Appreciation/Depreciation
     on Investments...................................        (388,487)          (1,872,514)
  Contribution from Advisor...........................              --              148,040
                                                           -----------         ------------
  Net Increase (Decrease) in Net Assets Resulting From
     Operations.......................................      (6,757,273)           9,213,052
                                                           -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............................         (50,604)            (178,257)
  Capital.............................................          (2,868)                  --
                                                           -----------         ------------
  Total Distributions to Shareholders.................         (53,472)            (178,257)
                                                           -----------         ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........................      20,963,143           26,670,531
  Value of Shares Reinvested..........................              --                   --
  Value of Shares Repurchased.........................      (8,672,372)         (29,109,215)
                                                           -----------         ------------
  Net Increase (Decrease) in Net Assets Resulting From
     Share Transactions...............................      12,290,771           (2,438,684)
                                                           -----------         ------------
     Increase in Net Assets...........................       5,480,026            6,596,111
NET ASSETS--BEGINNING OF PERIOD.......................              --                   --
                                                           -----------         ------------
NET ASSETS--END OF PERIOD(1)..........................     $ 5,480,026         $  6,596,111
                                                           ===========         ============
(1) Including Undistributed Net Investment Income.....     $        --         $         --
                                                           ===========         ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................................         350,000              350,000
  Shares Reinvested...................................              --                   --
  Shares Repurchased..................................        (150,000)            (300,000)
  Shares Outstanding, Beginning of Period.............              --                   --
                                                           -----------         ------------
  Shares Outstanding, End of Period...................         200,000               50,000
                                                           ===========         ============



* The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

ANNUAL REPORT 80

--------------------------------------------------------------------------------

                                                                 RYDEX 2X    RYDEX INVERSE 2X
                                                         RUSSELL 2000 ETF    RUSSELL 2000 ETF
                                                        -----------------   -----------------
                                                             PERIOD ENDED        PERIOD ENDED
                                                        OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                        -----------------   -----------------
OPERATIONS
  Net Investment Income...............................     $    78,359         $    294,102
  Net Realized Gain (Loss)............................      (5,325,917)          12,757,827
  Net Change in Unrealized Depreciation on
     Investments......................................      (2,435,456)          (3,983,299)
  Contribution from Advisor...........................              --              315,120
                                                           -----------         ------------
  Net Increase (Decrease) in Net Assets Resulting From
     Operations.......................................      (7,683,014)           9,383,750
                                                           -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............................         (66,551)            (298,197)
                                                           -----------         ------------
  Decrease in Net Assets From Distributions to
     Shareholders.....................................         (66,551)            (298,197)
                                                           -----------         ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........................      30,146,525           67,341,919
  Value of Shares Repurchased.........................      (8,955,457)         (59,909,325)
                                                           -----------         ------------
  Net Increase in Net Assets Resulting From Share
     Transactions.....................................      21,191,068            7,432,594
                                                           -----------         ------------
     Increase in Net Assets...........................      13,441,503           16,518,147
NET ASSETS--BEGINNING OF PERIOD.......................              --                   --
                                                           -----------         ------------
NET ASSETS--END OF PERIOD(1)..........................     $13,441,503         $ 16,518,147
                                                           ===========         ============
(1) Including Undistributed Net Investment Income.....     $     2,359         $         --
                                                           ===========         ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................................         600,000              850,000
  Shares Reinvested...................................              --                   --
  Shares Repurchased..................................        (150,000)            (700,000)
  Shares Outstanding, Beginning of Period.............              --                   --
                                                           -----------         ------------
  Shares Outstanding, End of Period...................         450,000              150,000
                                                           ===========         ============



* The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 81




STATEMENTS OF CHANGES IN NET ASSETS (continued)

--------------------------------------------------------------------------------

                                                                 RYDEX 2X    RYDEX INVERSE 2X
                                                        S&P SELECT SECTOR   S&P SELECT SECTOR
                                                               ENERGY ETF          ENERGY ETF
                                                        -----------------   -----------------
                                                             PERIOD ENDED        PERIOD ENDED
                                                        OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                        -----------------   -----------------
OPERATIONS
  Net Investment Income...............................     $     8,291         $    18,425
  Net Realized Gain (Loss)............................      (4,815,299)          6,661,068
  Net Change in Unrealized Appreciation/Depreciation
     on Investments...................................         745,138          (2,974,767)
                                                           -----------         -----------
  Net Increase (Decrease) in Net Assets Resulting From
     Operations.......................................      (4,061,870)          3,704,726
                                                           -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............................          (7,308)            (19,874)
                                                           -----------         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........................      10,214,317           7,500,000
  Value of Shares Repurchased.........................      (2,101,344)         (5,589,313)
                                                           -----------         -----------
  Net Increase in Net Assets Resulting From Share
     Transactions.....................................       8,112,973           1,910,687
                                                           -----------         -----------
     Increase in Net Assets...........................       4,043,795           5,595,539
NET ASSETS--BEGINNING OF PERIOD.......................              --                  --
                                                           -----------         -----------
NET ASSETS--END OF PERIOD(1)..........................     $ 4,043,795         $ 5,595,539
                                                           ===========         ===========
(1) Including Undistributed Net Investment Income.....     $       983         $        --
                                                           ===========         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................................         250,000             100,000
  Shares Reinvested...................................              --                  --
  Shares Repurchased..................................         (50,000)            (50,000)
  Shares Outstanding, Beginning of Period.............              --                  --
                                                           -----------         -----------
  Shares Outstanding, End of Period...................         200,000              50,000
                                                           ===========         ===========



* The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

ANNUAL REPORT 82

--------------------------------------------------------------------------------

                                                                 RYDEX 2X    RYDEX INVERSE 2X
                                                        S&P SELECT SECTOR   S&P SELECT SECTOR
                                                            FINANCIAL ETF       FINANCIAL ETF
                                                        -----------------   -----------------
                                                             PERIOD ENDED        PERIOD ENDED
                                                        OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                        -----------------   -----------------
OPERATIONS
  Net Investment Income...............................     $    116,930        $    16,113
  Net Realized Gain (Loss)............................      (18,241,119)         2,984,583
  Net Change in Unrealized Appreciation/Depreciation
     on Investments...................................        2,243,380         (3,318,703)
                                                           ------------        -----------
  Net Decrease in Net Assets Resulting From
     Operations.......................................      (15,880,809)          (318,007)
                                                           ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............................          (65,308)           (18,187)
                                                           ------------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........................       35,235,683          7,500,000
  Value of Shares Reinvested..........................               --                 --
  Value of Shares Repurchased.........................       (8,679,296)                --
                                                           ------------        -----------
  Net Increase in Net Assets Resulting From Share
     Transactions.....................................       26,556,387          7,500,000
                                                           ------------        -----------
     Increase in Net Assets...........................       10,610,270          7,163,806
NET ASSETS--BEGINNING OF PERIOD.......................               --                 --
                                                           ------------        -----------
NET ASSETS--END OF PERIOD(1)..........................     $ 10,610,270        $ 7,163,806
                                                           ============        ===========
(1) Including Undistributed Net Investment Income.....     $     44,812        $        --
                                                           ============        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................................          750,000            100,000
  Shares Reinvested...................................               --                 --
  Shares Repurchased..................................         (350,000)                --
  Shares Outstanding, Beginning of Period.............               --                 --
                                                           ------------        -----------
  Shares Outstanding, End of Period...................          400,000            100,000
                                                           ============        ===========



* The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 83




STATEMENTS OF CHANGES IN NET ASSETS (continued)

--------------------------------------------------------------------------------

                                                                 RYDEX 2X    RYDEX INVERSE 2X
                                                        S&P SELECT SECTOR   S&P SELECT SECTOR
                                                           TECHNOLOGY ETF      TECHNOLOGY ETF
                                                        -----------------   -----------------
                                                             PERIOD ENDED        PERIOD ENDED
                                                        OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                        -----------------   -----------------
OPERATIONS
  Net Investment Income...............................     $    15,972         $    15,900
  Net Realized Gain (Loss)............................      (3,903,470)          6,294,225
  Net Change in Unrealized Depreciation on
     Investments......................................        (485,877)         (1,879,566)
                                                           -----------         -----------
  Net Increase (Decrease) in Net Assets Resulting From
     Operations.......................................      (4,373,375)          4,430,559
                                                           -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............................         (11,327)            (18,238)
                                                           -----------         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........................       7,500,000           7,500,000
  Value of Shares Reinvested..........................              --                  --
  Value of Shares Repurchased.........................              --          (5,443,858)
                                                           -----------         -----------
  Net Increase in Net Assets Resulting From Share
     Transactions.....................................       7,500,000           2,056,142
                                                           -----------         -----------
     Increase in Net Assets...........................       3,115,298           6,468,463
NET ASSETS--BEGINNING OF PERIOD.......................              --                  --
                                                           -----------         -----------
NET ASSETS--END OF PERIOD(1)..........................     $ 3,115,298         $ 6,468,463
                                                           ===========         ===========
(1) Including Undistributed Net Investment Income.....     $     4,645         $        --
                                                           ===========         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................................         100,000             100,000
  Shares Reinvested...................................              --                  --
  Shares Repurchased..................................              --             (50,000)
  Shares Outstanding, Beginning of Period.............              --                  --
                                                           -----------         -----------
  Shares Outstanding, End of Period...................         100,000              50,000
                                                           ===========         ===========



* The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

ANNUAL REPORT 84



STATEMENTS OF CHANGES IN NET ASSETS (concluded)

--------------------------------------------------------------------------------

                                                                 RYDEX 2X    RYDEX INVERSE 2X
                                                        S&P SELECT SECTOR   S&P SELECT SECTOR
                                                          HEALTH CARE ETF     HEALTH CARE ETF
                                                        -----------------   -----------------
                                                             PERIOD ENDED        PERIOD ENDED
                                                        OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                        -----------------   -----------------
OPERATIONS
  Net Investment Income...............................     $    23,180         $    16,166
  Net Realized Gain (Loss)............................      (2,153,811)          2,612,958
  Net Change in Unrealized Depreciation on
     Investments......................................         (63,637)         (1,728,947)
                                                           -----------         -----------
  Net (Decrease) in Net Assets Resulting From
     Operations.......................................      (2,194,268)            900,177
                                                           -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............................         (22,169)            (18,758)
                                                           -----------         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...........................       7,500,000           7,500,000
  Value of Shares Reinvested..........................              --                  --
  Value of Shares Repurchased.........................              --                  --
                                                           -----------         -----------
  Net Increase in Net Assets Resulting From Share
     Transactions.....................................       7,500,000           7,500,000
                                                           -----------         -----------
     Increase in Net Assets...........................       5,283,563           8,381,419
NET ASSETS--BEGINNING OF PERIOD.......................              --                  --
                                                           -----------         -----------
NET ASSETS--END OF PERIOD(1)..........................     $ 5,283,563         $ 8,381,419
                                                           ===========         ===========
(1) Including Undistributed Net Investment Income.....     $     1,011         $        --
                                                           ===========         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.........................................         100,000             100,000
  Shares Reinvested...................................              --                  --
  Shares Outstanding, Beginning of Period.............              --                  --
                                                           -----------         -----------
  Shares Outstanding, End of Period...................         100,000             100,000
                                                           ===========         ===========



* The Fund commenced operations on June 10, 2008.



See Notes to Financial Statements.

                                                                ANNUAL REPORT 85




FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                                                           RYDEX INVERSE
                                                              RYDEX 2X                2X
                                                           S&P 500 ETF       S&P 500 ETF
                                                       ---------------   ---------------
                                                          PERIOD ENDED      PERIOD ENDED
                                                           OCTOBER 31,       OCTOBER 31,
                                                                 2008*             2008*
                                                       ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...............           $75.00            $75.00
                                                              --------           -------
Net Investment Income**..............................             0.61              1.04
Net Realized and Unrealized Gain (Loss) on
  Investments........................................           (47.27)            57.20
                                                              --------           -------
TOTAL FROM INVESTMENT OPERATIONS.....................           (46.66)            58.24
                                                              --------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income................................            (0.69)            (1.03)
                                                              --------           -------
NET ASSET VALUE AT END OF PERIOD.....................           $27.65           $132.21
                                                              ========           =======
TOTAL RETURN***......................................           (62.68)%           78.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..........         $113,364           $66,106
RATIO TO AVERAGE NET ASSETS OF:
Expenses.............................................             0.70%****         0.71%****
Net Investment Income................................             1.35%****         1.09%****
Portfolio Turnover Rate+.............................               44%               --



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. The portfolio turnover rate for inverse funds is zero because these funds only hold instruments which are not included in the portfolio turnover rate calculation, as previously disclosed.


See Notes to Financial Statements.

ANNUAL REPORT 86

--------------------------------------------------------------------------------

                                                         RYDEX 2X S&P        RYDEX INVERSE 2X
                                                       MIDCAP 400 ETF      S&P MIDCAP 400 ETF
                                                    -----------------      ------------------
                                                         PERIOD ENDED            PERIOD ENDED
                                                    OCTOBER 31, 2008*       OCTOBER 31, 2008*
                                                    -----------------      ------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD............             $75.00                  $75.00
                                                               ------                 -------
Net Investment Income**...........................               0.56                    1.40
Contribution from Advisor.........................                 --                    1.17
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................             (47.62)                  55.83
                                                               ------                 -------
TOTAL FROM INVESTMENT OPERATIONS..................             (47.06)                  58.40
                                                               ------                 -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.............................              (0.53)                  (1.48)
Capital...........................................              (0.01)                     --
                                                               ------                 -------
Total Distributions...............................              (0.54)                  (1.48)
                                                               ------                 -------
NET ASSET VALUE AT END OF PERIOD..................             $27.40                 $131.92
                                                               ======                 =======
TOTAL RETURN***...................................             (63.12)%                 78.90%(a)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).......             $5,480                  $6,596
RATIO TO AVERAGE NET ASSETS OF:
Expenses..........................................               0.71%****               0.71%****
Net Investment Income.............................               0.94%****               1.65%****
Portfolio Turnover Rate+..........................                234%                     --



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (a) For the period ending October 31, 2008, 1.77% of the Fund's total return consisted of a voluntary reimbursement by the advisor for a realized investment loss. Excluding this item, total return would have been 77.13%.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. The portfolio turnover rate for inverse funds is zero because these funds only hold instruments which are not included in the portfolio turnover rate calculation, as previously disclosed.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 87




FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

                                                                RYDEX 2X    RYDEX INVERSE 2X
                                                        RUSSELL 2000 ETF    RUSSELL 2000 ETF
                                                       -----------------   -----------------
                                                            PERIOD ENDED        PERIOD ENDED
                                                       OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                       -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...............             $75.00              $75.00
                                                                 -------             -------
Net Investment Income**..............................               0.51                1.21
Contribution from Advisor............................                 --                1.29
Net Realized and Unrealized Gain (Loss) on
  Investments........................................             (45.09)              33.76
                                                                 -------             -------
TOTAL FROM INVESTMENT OPERATIONS.....................             (44.58)              36.26
                                                                 -------             -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income................................              (0.55)              (1.14)
                                                                 -------             -------
NET ASSET VALUE AT END OF PERIOD.....................             $29.87             $110.12
                                                                 =======             =======
TOTAL RETURN***......................................             (59.79)%             48.79%(a)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..........            $13,442             $16,518
RATIO TO AVERAGE NET ASSETS OF:
Expenses.............................................               0.71%****           0.71%****
Net Investment Income................................               0.93%****           1.41%****
Portfolio Turnover Rate+.............................                192%                 --



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (a) For the period ending October 31, 2008, 1.19% of the Fund's total return consisted of a voluntary reimbursement by the advisor for a realized investment loss. Excluding this item, total return would have been 47.60%.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. The portfolio turnover rate for inverse funds is zero because these funds only hold instruments which are not included in the portfolio turnover rate calculation, as previously disclosed.


See Notes to Financial Statements.

ANNUAL REPORT 88

--------------------------------------------------------------------------------

                                                                RYDEX 2X    RYDEX INVERSE 2X
                                                       S&P SELECT SECTOR   S&P SELECT SECTOR
                                                              ENERGY ETF          ENERGY ETF
                                                       -----------------   -----------------
                                                            PERIOD ENDED        PERIOD ENDED
                                                       OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                       -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...............             $75.00              $75.00
                                                                  ------             -------
Net Investment Income**..............................               0.09                0.22
Net Realized and Unrealized Gain (Loss) on
  Investments........................................             (54.72)              37.09
                                                                  ------             -------
TOTAL FROM INVESTMENT OPERATIONS.....................             (54.63)              37.31
                                                                  ------             -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income................................              (0.15)              (0.40)
                                                                  ------             -------
NET ASSET VALUE AT END OF PERIOD.....................             $20.22             $111.91
                                                                  ======             =======
TOTAL RETURN***......................................             (72.94)%             49.75%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..........             $4,044              $5,596
RATIO TO AVERAGE NET ASSETS OF:
Expenses.............................................               0.71%****           0.71%****
Net Investment Income................................               0.44%****           0.55%****
Portfolio Turnover Rate+.............................                105%                 --



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. The portfolio turnover rate for inverse funds is zero because these funds only hold instruments which are not included in the portfolio turnover rate calculation, as previously disclosed.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 89




FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

                                                                RYDEX 2X    RYDEX INVERSE 2X
                                                       S&P SELECT SECTOR   S&P SELECT SECTOR
                                                           FINANCIAL ETF       FINANCIAL ETF
                                                       -----------------   -----------------
                                                            PERIOD ENDED        PERIOD ENDED
                                                       OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                       -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...............             $75.00              $75.00
                                                                 -------              ------
Net Investment Income**..............................               0.45                0.16
Net Realized and Unrealized Gain (Loss) on
  Investments........................................             (48.76)              (3.34)
                                                                 -------              ------
TOTAL FROM INVESTMENT OPERATIONS.....................             (48.31)              (3.18)
                                                                 -------              ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income................................              (0.16)              (0.18)
                                                                 -------              ------
NET ASSET VALUE AT END OF PERIOD.....................             $26.53              $71.64
                                                                 =======              ======
TOTAL RETURN***......................................             (64.51)%             (4.19)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..........            $10,610              $7,164
RATIO TO AVERAGE NET ASSETS OF:
Expenses.............................................               0.71%****           0.71%****
Net Investment Income................................               2.60%****           0.52%****
Portfolio Turnover Rate+.............................                177%                 --



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. The portfolio turnover rate for inverse funds is zero because these funds only hold instruments which are not included in the portfolio turnover rate calculation, as previously disclosed.


See Notes to Financial Statements.

ANNUAL REPORT 90

--------------------------------------------------------------------------------

                                                                RYDEX 2X    RYDEX INVERSE 2X
                                                       S&P SELECT SECTOR   S&P SELECT SECTOR
                                                          TECHNOLOGY ETF      TECHNOLOGY ETF
                                                       -----------------   -----------------
                                                            PERIOD ENDED        PERIOD ENDED
                                                       OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                       -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...............             $75.00              $75.00
                                                                  ------             -------
Net Investment Income**..............................               0.16                0.18
Net Realized and Unrealized Gain (Loss) on
  Investments........................................             (43.90)              54.37
                                                                  ------             -------
TOTAL FROM INVESTMENT OPERATIONS.....................             (43.74)              54.55
                                                                  ------             -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income................................              (0.11)              (0.18)
                                                                  ------             -------
NET ASSET VALUE AT END OF PERIOD.....................             $31.15             $129.37
                                                                  ======             =======
TOTAL RETURN***......................................             (58.36)%             72.79%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..........             $3,115              $6,468
RATIO TO AVERAGE NET ASSETS OF:
Expenses.............................................               0.71%****           0.71%****
Net Investment Income................................               0.72%****           0.48%****
Portfolio Turnover Rate+.............................                 65%                 --



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. The portfolio turnover rate for inverse funds is zero because these funds only hold instruments which are not included in the portfolio turnover rate calculation, as previously disclosed.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 91




FINANCIAL HIGHLIGHTS (concluded)

--------------------------------------------------------------------------------

                                                                RYDEX 2X    RYDEX INVERSE 2X
                                                       S&P SELECT SECTOR   S&P SELECT SECTOR
                                                         HEALTH CARE ETF     HEALTH CARE ETF
                                                       -----------------   -----------------
                                                            PERIOD ENDED        PERIOD ENDED
                                                       OCTOBER 31, 2008*   OCTOBER 31, 2008*
                                                       -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...............             $75.00              $75.00
                                                                  ------              ------
Net Investment Income**..............................               0.23                0.16
Net Realized and Unrealized Gain (Loss) on
  Investments........................................             (22.17)               8.84
                                                                  ------              ------
TOTAL FROM INVESTMENT OPERATIONS.....................             (21.94)               9.00
                                                                  ------              ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income................................              (0.22)              (0.19)
                                                                  ------              ------
NET ASSET VALUE AT END OF PERIOD.....................             $52.84              $83.81
                                                                  ======              ======
TOTAL RETURN***......................................             (29.33)%             12.04%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..........             $5,284              $8,381
RATIO TO AVERAGE NET ASSETS OF:
Expenses.............................................               0.71%****           0.71%****
Net Investment Income................................               0.81%****           0.54%****
Portfolio Turnover Rate+.............................                 35%                 --



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. The portfolio turnover rate for inverse funds is zero because these funds only hold instruments which are not included in the portfolio turnover rate calculation, as previously disclosed.


See Notes to Financial Statements.

ANNUAL REPORT 92



NOTES TO FINANCIAL STATEMENTS                                   October 31, 2008

--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2008, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund," and collectively the "Funds"). The financial statements herein relate to the following Funds: Rydex 2x S&P 500 ETF, Rydex Inverse 2x S&P 500 ETF, Rydex 2x S&P MidCap 400 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, Rydex 2x Russell 2000(R) ETF, Rydex Inverse 2x Russell 2000(R) ETF, Rydex 2x S&P Select Sector Energy ETF, Rydex Inverse 2x S&P Select Sector Energy ETF, Rydex 2x S&P Select Sector Financial ETF, Rydex Inverse 2x S&P Select Sector Financial ETF, Rydex 2x S&P Select Sector Technology ETF, Rydex Inverse 2x S&P Select Sector Technology ETF, Rydex 2x S&P Select Sector Health Care ETF, and Rydex Inverse 2x S&P Select Sector Health Care ETF. Rydex 2x S&P 500 ETF, Rydex Inverse 2x S&P 500 ETF, Rydex 2x S&P MidCap 400 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, Rydex 2x Russell 2000(R) ETF, and Rydex Inverse 2x Russell 2000(R) ETF commenced operations on November 5, 2007. Rydex 2x S&P Select Sector Energy ETF, Rydex Inverse 2x S&P Select Sector Energy ETF, Rydex 2x S&P Select Sector Financial ETF, Rydex Inverse 2x S&P Select Sector Financial ETF, Rydex 2x S&P Select Sector Technology ETF, Rydex Inverse 2x S&P Select Sector Technology ETF, Rydex 2x S&P Select Sector Health Care ETF, and Rydex Inverse 2x S&P Select Sector Health Care ETF commenced operations on June 10, 2008.

The Funds' investment objective is to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. For Rydex 2x S&P 500 ETF, Rydex 2x S&P MidCap 400 ETF, Rydex 2x Russell 2000(R) ETF, Rydex 2x S&P Select Sector Energy ETF, Rydex 2x S&P Select Sector Financial ETF, Rydex 2x S&P Select Sector Technology ETF, and Rydex 2x S&P Select Sector Health Care ETF (each a "Leveraged Fund," and collectively the "Leveraged Funds"), each Fund's benchmark is 200% of the performance of an index representing publicly traded securities (the "Underlying Index"). For Rydex Inverse 2x S&P 500 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, Rydex Inverse 2x Russell 2000(R) ETF, Rydex Inverse 2x S&P Select Sector Energy ETF, Rydex Inverse 2x S&P Select Sector Financial ETF, Rydex Inverse 2x S&P Select Sector Technology ETF, and Rydex Inverse 2x S&P Select Sector Health Care ETF (each a "Leveraged Inverse Fund," and collectively the "Leveraged Inverse Funds"), each Fund's benchmark is 200% of the inverse (opposite) performance of its Underlying Index. The Underlying Index for Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF is the S&P 500 Index. The Underlying Index for Rydex 2x S&P MidCap 400 ETF and Rydex Inverse 2x S&P MidCap 400 ETF is the S&P MidCap 400 Index. The Underlying Index for Rydex 2x Russell 2000(R) ETF and Rydex Inverse 2x Russell 2000(R) ETF is the Russell 2000(R) Index. The Underlying Index for Rydex 2x S&P Select Sector Energy ETF and Rydex Inverse 2x S&P Select Sector Energy ETF is the Energy Select Sector Index. The Underlying Index for Rydex 2x S&P Select Sector Financial ETF and Rydex Inverse 2x S&P Select Sector Financial ETF is the Financial Select Sector Index. The Underlying Index for Rydex 2x S&P Select Sector Technology ETF and Rydex Inverse 2x S&P Select Sector Technology ETF is the Technology Select Sector Index. The Underlying Index for Rydex 2x S&P Select Sector Health Care ETF and Rydex Inverse 2x S&P Select Sector Health Care ETF is the Health Care Select Sector Index.

The Leveraged Funds seek to achieve their objective by investing in equity securities contained in the Underlying Index, and leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Leveraged Inverse Funds seek to achieve their objective by engaging in short sales of securities and investing in leveraged derivative instruments, such as equity swaps, futures contracts, and options on securities, futures contracts, and stock indices.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                                                                ANNUAL REPORT 93




NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their Net Asset Value ("NAV"). Investments for which market quotations are not readily are fair valued as determine in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade, (ii) in connection with futures contracts and options thereupon, and other derivative instruments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contacts and other derivative investments trade in the cash market, and (iii) other information and considerations, including current values in related-markets.

Financial futures contracts are valued based on the unrealized gain or loss on the contracts that is determined by the last quoted sales price, usually as of 4:00 PM on the valuation date on the exchange on which they trade.

Domestic equity index swap agreements entered into by a Fund are valued based on the unrealized gain or loss on the agreements that is determined by marking the agreements to the relevant index at the close of the NYSE, usually 4:00 PM or, if there is an afternoon trade, to the "fill". The swaps' market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Short-term securities are valued at amortized cost, which approximates market price. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the current yield to maturity based on amortized cost as of the date of this report. Other securities bear interest at the rates shown, payable at fixed dates through the maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments, which acts as the Funds' investment advisor (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds' net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

D. FUTURES CONTRACTS

The Funds may enter into stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified futures delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.

ANNUAL REPORT 94

--------------------------------------------------------------------------------


Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

E. SWAP AGREEMENTS

The Funds may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity index, in return for periodic payment based on a fixed or variable interest rate. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

F. COLLATERAL

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or repurchase agreements allocated to each Fund.

G. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years for purposes of complying with FIN 48, and has concluded that no provision for income tax was required in the Funds' financial statements.

The Funds file U.S. federal income tax returns and returns in various foreign jurisdictions in which they invest. While the statute of limitations remains open to examine the Funds' U.S. federal income tax returns, no examinations are in progress or anticipated at this time.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization, in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

In order to present paid-in-capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or net asset value per share. The most significant of these adjustments are for tax equalization and net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the

                                                                ANNUAL REPORT 95




NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------


period ended October 31, 2008 are disclosed in each Fund's Statement of Operations. For the period ended October 31, 2008, the adjustments for the Funds were as follows:

                                                                      UNDISTRIBUTED    ACCUMULATED
                                                           PAID-IN   NET INVESTMENT   NET REALIZED
                                                           CAPITAL    INCOME (LOSS)    GAIN (LOSS)
                                                       -----------   --------------   ------------
Rydex 2x S&P 500 ETF.................................  $        --       $(6,830)     $      6,830
Rydex Inverse 2x S&P 500 ETF.........................   16,151,688        20,685       (16,172,373)
Rydex 2x S&P MidCap 400 ETF..........................           --        (5,125)            5,125
Rydex Inverse 2x S&P MidCap 400 ETF..................    8,249,896         2,119        (8,252,015)
Rydex 2x Russell 2000(R) ETF.........................           --        (9,449)            9,449
Rydex Inverse 2x Russell 2000(R) ETF.................    8,672,281         4,095        (8,676,376)
Rydex 2x S&P Select Sector Energy ETF................           --            --                --
Rydex Inverse 2x S&P Select Sector Energy ETF........    2,335,487         1,449        (2,336,936)
Rydex 2x S&P Select Sector Financial ETF.............           --        (6,810)            6,810
Rydex Inverse 2x S&P Select Sector Financial ETF.....           --         2,074            (2,074)
Rydex 2x S&P Select Sector Technology ETF............           --            --                --
Rydex Inverse 2x S&P Select Sector Technology ETF....    2,484,042         2,338        (2,486,380)
Rydex 2x S&P Select Sector Health Care ETF...........           --            --                --
Rydex Inverse 2x S&P Select Sector Health Care ETF...           --         2,592            (2,592)


For the period ended October 31, 2008, there were no significant differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of investments other than tax deferral of losses on wash sales and the cumulative return of capital payments on REITs.

At October 31, 2008, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                               2014       2015          2016
                                                           --------   --------   -----------
Rydex 2x S&P 500 ETF.....................................  $     --   $     --   $31,040,829
Rydex Inverse 2x S&P 500 ETF.............................        --         --            --
Rydex 2x S&P MidCap 400 ETF..............................        --         --     5,600,771
Rydex Inverse 2x S&P MidCap 400 ETF......................        --         --            --
Rydex 2x Russell 2000(R) ETF.............................        --         --     5,395,770
Rydex Inverse 2x Russell 2000(R) ETF.....................        --         --            --
Rydex 2x S&P Select Sector Energy ETF....................        --         --     3,238,456
Rydex Inverse 2x S&P Select Sector Energy ETF............        --         --            --
Rydex 2x S&P Select Sector Financial ETF.................        --         --    12,649,037
Rydex Inverse 2x S&P Select Sector Financial ETF.........        --         --            --
Rydex 2x S&P Select Sector Technology ETF................        --         --     3,557,985
Rydex Inverse 2x S&P Select Sector Technology ETF........        --         --            --
Rydex 2x S&P Select Sector Health Care ETF...............        --         --     2,017,045
Rydex Inverse 2x S&P Select Sector Health Care ETF.......        --         --            --


The Funds did not utilize any capital loss carryforwards during the period ended October 31, 2008.

The tax character of distributable earnings (accumulated losses) at October 31, 2008 were as follows:

                                                                 UNDISTRIBUTED                    UNREALIZED
                                                  UNDISTRIBUTED      LONG TERM  CAPITAL LOSS   APPRECIATION/
                                                ORDINARY INCOME   CAPITAL GAIN  CARRYFORWARD  (DEPRECIATION)
                                                ---------------  -------------  ------------  --------------
Rydex 2x S&P 500 ETF.........................      $   81,221     $        --   $(31,040,829)  $(20,139,992)
Rydex Inverse 2x S&P 500 ETF.................              --      12,634,948             --             --
Rydex 2x S&P MidCap 400 ETF..................              --              --     (5,600,771)    (1,207,106)
Rydex Inverse 2x S&P MidCap 400 ETF..........         831,370       1,359,477             --     (1,405,948)
Rydex 2x Russell 2000(R) ETF.................           2,359              --     (5,395,770)    (2,356,154)
Rydex Inverse 2x Russell 2000(R) ETF.........              --       2,169,111             --     (1,755,839)
Rydex 2x S&P Select Sector Energy ETF........             983              --     (3,238,456)      (831,705)
Rydex Inverse 2x S&P Select Sector Energy
  ETF........................................       4,324,132              --             --     (2,974,767)
Rydex 2x S&P Select Sector Financial ETF.....          44,812              --    (12,649,037)    (3,341,892)
Rydex Inverse 2x S&P Select Sector Financial
  ETF........................................       2,739,094         244,802             --     (3,320,090)
Rydex 2x S&P Select Sector Technology ETF....           4,645              --     (3,557,985)      (831,362)
Rydex Inverse 2x S&P Select Sector Technology
  ETF........................................       3,807,845              --             --     (1,879,566)
Rydex 2x S&P Select Sector Health Care ETF...           1,011              --     (2,017,045)      (200,403)
Rydex Inverse 2x S&P Select Sector Health
  Care ETF...................................       2,610,366              --             --     (1,728,947)

ANNUAL REPORT 96

--------------------------------------------------------------------------------

The tax character of distributions paid during 2008 were as follows:

                                                           ORDINARY      LONG-TERM   RETURN ON
                                                             INCOME   CAPITAL GAIN     CAPITAL
                                                           --------   ------------   ---------
Rydex 2x S&P 500 ETF.....................................  $363,939     $     --       $   --
Rydex Inverse 2x S&P 500 ETF.............................   552,721           --           --
Rydex 2x S&P MidCap 400 ETF..............................    50,604           --        2,868
Rydex Inverse 2x S&P MidCap 400 ETF......................   178,257           --           --
Rydex 2x Russell 2000(R) ETF.............................    66,551           --           --
Rydex Inverse 2x Russell 2000(R) ETF.....................   298,197           --           --
Rydex 2x S&P Select Sector Energy ETF....................     7,308           --           --
Rydex Inverse 2x S&P Select Sector Energy ETF............    19,874           --           --
Rydex 2x S&P Select Sector Financial ETF.................    65,308           --           --
Rydex Inverse 2x S&P Select Sector Financial ETF.........    18,187           --           --
Rydex 2x S&P Select Sector Technology ETF................    11,327           --           --
Rydex Inverse 2x S&P Select Sector Technology ETF........    18,238           --           --
Rydex 2x S&P Select Sector Health Care ETF...............    22,169           --           --
Rydex Inverse 2x S&P Select Sector Health Care ETF.......    18,758           --           --


H. FAIR VALUE MEASUREMENT

The Funds adopted Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification an acceptable fair valuation methods and applications.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                ANNUAL REPORT 97




NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

The following table summarizes the inputs used to value the Funds' net assets as of October 31, 2008:

                                                     LEVEL 1                         LEVEL 2                     LEVEL 3
                                        LEVEL 1        OTHER        LEVEL 2            OTHER        LEVEL 3        OTHER
                                    INVESTMENTS    FINANCIAL    INVESTMENTS        FINANCIAL    INVESTMENTS    FINANCIAL
FUND                              IN SECURITIES  INSTRUMENTS  IN SECURITIES      INSTRUMENTS  IN SECURITIES  INSTRUMENTS
----                              -------------  -----------  -------------  ---------------  -------------  -----------
ASSETS
Rydex 2x S&P 500 ETF............   $106,395,346  $        --     $     --    $            --     $     --      $     --
Rydex Inverse 2x S&P 500 ETF....     44,251,000           --           --                 --           --            --
Rydex 2x S&P MidCap 400 ETF.....      4,422,420      149,000           --            236,602           --            --
Rydex Inverse 2x S&P MidCap 400
  ETF...........................      5,866,000           --           --                 --           --            --
Rydex 2x Russell 2000 ETF.......     12,374,259           --           --                 --           --            --
Rydex Inverse 2x Russell 2000
  ETF...........................     14,613,000           --           --                 --           --            --
Rydex 2x S&P Select Sector
  Energy ETF....................      3,521,651           --           --            652,119           --            --
Rydex Inverse 2x S&P Select
  Sector Energy ETF.............      5,025,000           --           --                 --           --            --
Rydex 2x S&P Select Sector
  Financial ETF.................      8,624,911           --           --          2,566,561           --            --
Rydex Inverse 2x S&P Select
  Sector Financial ETF..........      6,997,000        1,387           --                 --           --            --
Rydex 2x S&P Select Sector
  Technology ETF................      2,585,053           --           --            343,569           --            --
Rydex Inverse 2x S&P Select
  Sector Technology ETF.........      5,652,000           --           --                 --           --            --
Rydex 2x S&P Select Sector
  Health Care ETF...............      4,498,334           --           --            461,513           --            --
Rydex Inverse 2x S&P Select
  Sector Health Care ETF........      7,442,000           --           --                 --           --            --
LIABILITIES
Rydex 2x S&P 500 ETF............             --    2,745,632           --                 --           --            --
Rydex Inverse 2x S&P 500 ETF....             --   10,472,763           --                 --           --            --
Rydex 2x S&P MidCap 400 ETF.....             --           --           --                 --           --            --
Rydex Inverse 2x S&P MidCap 400
  ETF...........................             --      466,566           --          1,405,948           --            --
Rydex 2x Russell 2000 ETF.......             --    1,424,665           --                 --           --            --
Rydex Inverse 2x Russell 2000
  ETF...........................             --    2,227,460           --          1,755,839           --            --
Rydex 2x S&P Select Sector
  Energy ETF....................             --           --           --                 --           --            --
Rydex Inverse 2x S&P Select
  Sector Energy ETF.............             --           --           --          2,974,767           --            --
Rydex 2x S&P Select Sector
  Financial ETF.................             --           --           --                 --           --            --
Rydex Inverse 2x S&P Select
  Sector Financial ETF..........             --           --           --          3,320,090           --            --
Rydex 2x S&P Select Sector
  Technology ETF................             --           --           --                 --           --            --
Rydex Inverse 2x S&P Select
  Sector Technology ETF.........             --           --           --          1,879,566           --            --
Rydex 2x S&P Select Sector
  Health Care ETF...............             --           --           --                 --           --            --
Rydex Inverse 2x S&P Select
  Sector Health Care ETF........             --           --           --          1,728,947           --            --
FUND                                     TOTAL
----                              ------------
ASSETS
Rydex 2x S&P 500 ETF............  $106,395,346
Rydex Inverse 2x S&P 500 ETF....    44,251,000
Rydex 2x S&P MidCap 400 ETF.....     4,808,022
Rydex Inverse 2x S&P MidCap 400
  ETF...........................     5,866,000
Rydex 2x Russell 2000 ETF.......    12,374,259
Rydex Inverse 2x Russell 2000
  ETF...........................    14,613,000
Rydex 2x S&P Select Sector
  Energy ETF....................     4,173,770
Rydex Inverse 2x S&P Select
  Sector Energy ETF.............     5,025,000
Rydex 2x S&P Select Sector
  Financial ETF.................    11,191,472
Rydex Inverse 2x S&P Select
  Sector Financial ETF..........     6,998,387
Rydex 2x S&P Select Sector
  Technology ETF................     2,928,622
Rydex Inverse 2x S&P Select
  Sector Technology ETF.........     5,652,000
Rydex 2x S&P Select Sector
  Health Care ETF...............     4,959,847
Rydex Inverse 2x S&P Select
  Sector Health Care ETF........     7,442,000
LIABILITIES
Rydex 2x S&P 500 ETF............     2,745,632
Rydex Inverse 2x S&P 500 ETF....    10,472,763
Rydex 2x S&P MidCap 400 ETF.....            --
Rydex Inverse 2x S&P MidCap 400
  ETF...........................     1,872,514
Rydex 2x Russell 2000 ETF.......     1,424,665
Rydex Inverse 2x Russell 2000
  ETF...........................     3,983,299
Rydex 2x S&P Select Sector
  Energy ETF....................            --
Rydex Inverse 2x S&P Select
  Sector Energy ETF.............     2,974,767
Rydex 2x S&P Select Sector
  Financial ETF.................            --
Rydex Inverse 2x S&P Select
  Sector Financial ETF..........     3,320,090
Rydex 2x S&P Select Sector
  Technology ETF................            --
Rydex Inverse 2x S&P Select
  Sector Technology ETF.........     1,879,566
Rydex 2x S&P Select Sector
  Health Care ETF...............            --
Rydex Inverse 2x S&P Select
  Sector Health Care ETF........     1,728,947


I. DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income and distribute from net realized capital gains at least annually.

J. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in future financial statements. The risk inherent in the use of futures contracts and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

K. NEW ACCOUNTING PRONOUNCEMENTS

In March, 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

ANNUAL REPORT 98

--------------------------------------------------------------------------------

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of each Funds' to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                       ADVISORY FEE
                                                                       ------------
Rydex 2x S&P 500 ETF.................................................      0.70%
Rydex Inverse 2x S&P 500 ETF.........................................      0.70%
Rydex 2x S&P MidCap 400 ETF..........................................      0.70%
Rydex Inverse 2x S&P MidCap 400 ETF..................................      0.70%
Rydex 2x Russell 2000(R) ETF.........................................      0.70%
Rydex Inverse 2x Russell 2000(R) ETF.................................      0.70%
Rydex 2x S&P Select Sector Energy ETF................................      0.70%
Rydex Inverse 2x S&P Select Sector Energy ETF........................      0.70%
Rydex 2x S&P Select Sector Financial ETF.............................      0.70%
Rydex Inverse 2x S&P Select Sector Financial ETF.....................      0.70%
Rydex 2x S&P Select Sector Technology ETF............................      0.70%
Rydex Inverse 2x S&P Select Sector Technology ETF....................      0.70%
Rydex 2x S&P Select Sector Health Care ETF...........................      0.70%
Rydex Inverse 2x S&P Select Sector Health Care ETF...................      0.70%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution and trustee fees or expenses and extraordinary expenses. Trustee fees which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Fund.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

The Advisor made voluntary contributions during the period ended October 31, 2008 in the amounts of $148,040 in Rydex Inverse 2x S&P MidCap 400 ETF and $315,120 in Rydex Inverse 2x Russell 2000 ETF to compensate portfolio losses caused by trading errors made by advisor.

4.  CAPITAL

At October 31, 2008, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to

                                                                ANNUAL REPORT 99




NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------


equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

                                                                             MINIMUM
                                                                     TRANSACTION FEE
                                                                     ---------------
Rydex 2x S&P 500 ETF...............................................       $2,000
Rydex Inverse 2x S&P 500 ETF.......................................           50
Rydex 2x S&P MidCap 400 ETF........................................        2,000
Rydex Inverse 2x S&P MidCap 400 ETF................................           50
Rydex 2x Russell 2000(R) ETF.......................................        3,000
Rydex Inverse 2x Russell 2000(R) ETF...............................           50
Rydex 2x S&P Select Sector Energy ETF..............................          500
Rydex Inverse 2x S&P Select Sector Energy ETF......................           50
Rydex 2x S&P Select Sector Financial ETF...........................          750
Rydex Inverse 2x S&P Select Sector Financial ETF...................           50
Rydex 2x S&P Select Sector Technology ETF..........................          750
Rydex Inverse 2x S&P Select Sector Technology ETF..................           50
Rydex 2x S&P Select Sector Health Care ETF.........................          500
Rydex Inverse 2x S&P Select Sector Health Care ETF.................           50


5.  INVESTMENT TRANSACTIONS

For the period ended October 31, 2008 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                               SUBSCRIPTIONS   REDEMPTIONS
                                                               -------------   -----------
Rydex 2x S&P 500 ETF.........................................   $30,137,837      $     --
Rydex Inverse 2x S&P 500 ETF.................................            --            --
Rydex 2x S&P MidCap 400 ETF..................................     5,834,339            --
Rydex Inverse 2x S&P MidCap 400 ETF..........................            --            --
Rydex 2x Russell 2000(R) ETF.................................            --            --
Rydex Inverse 2x Russell 2000(R) ETF.........................            --            --
Rydex 2x S&P Select Sector Energy ETF........................            --            --
Rydex Inverse 2x S&P Select Sector Energy ETF................            --            --
Rydex 2x S&P Select Sector Financial ETF.....................            --            --
Rydex Inverse 2x S&P Select Sector Financial ETF.............            --            --
Rydex 2x S&P Select Sector Technology ETF....................            --            --
Rydex Inverse 2x S&P Select Sector Technology ETF............            --            --
Rydex 2x S&P Select Sector Health Care ETF...................            --            --
Rydex Inverse 2x S&P Select Sector Health Care ETF...........            --            --


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds during the period ended October 31, 2008 were as follows:

                                                                  PURCHASES         SALES
                                                                -----------   -----------
Rydex 2x S&P 500 ETF..........................................  $95,988,559   $13,544,522
Rydex Inverse 2x S&P 500 ETF..................................           --            --
Rydex 2x S&P MidCap 400 ETF...................................   14,266,928    12,636,813
Rydex Inverse 2x S&P MidCap 400 ETF...........................           --            --
Rydex 2x Russell 2000(R) ETF..................................   29,199,844    15,164,232
Rydex Inverse 2x Russell 2000(R) ETF..........................           --            --
Rydex 2x S&P Select Sector Energy ETF.........................    9,664,009     4,343,970
Rydex Inverse 2x S&P Select Sector Energy ETF.................           --            --
Rydex 2x S&P Select Sector Financial ETF......................   33,491,913    16,742,791
Rydex Inverse 2x S&P Select Sector Financial ETF..............           --            --
Rydex 2x S&P Select Sector Technology ETF.....................    7,615,657     2,955,906
Rydex Inverse 2x S&P Select Sector Technology ETF.............           --            --
Rydex 2x S&P Select Sector Health Care ETF....................    7,700,021     2,074,652
Rydex Inverse 2x S&P Select Sector Health Care ETF............           --            --

ANNUAL REPORT 100



NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------

At October 31, 2008, the identified cost of investments in securities owned by each fund for federal income tax purposes and the gross unrealized appreciation and depreciation was as follows:

                                                                     GROSS          GROSS   NET UNREALIZED
                                                 IDENTIFIED     UNREALIZED     UNREALIZED    APPRECIATION/
                                                       COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                               ------------   ------------   ------------   --------------
Rydex 2x S&P 500 ETF.........................  $126,535,338     $     --     $(20,139,992)   $(20,139,992)
Rydex Inverse 2x S&P 500 ETF.................    44,251,000           --               --              --
Rydex 2x S&P MidCap 400 ETF..................     5,866,128      309,253       (1,752,961)     (1,443,708)
Rydex Inverse 2x S&P MidCap 400 ETF..........     5,866,000           --               --              --
Rydex 2x Russell 2000(R) ETF.................    14,730,413      418,999       (2,775,153)     (2,356,154)
Rydex Inverse 2x Russell 2000(R) ETF.........    14,613,000           --               --              --
Rydex 2x S&P Select Sector Energy ETF........     5,005,475      138,163       (1,621,987)     (1,483,824)
Rydex Inverse 2x S&P Select Sector Energy
  ETF........................................     5,025,000           --               --              --
Rydex 2x S&P Select Sector Financial ETF.....    14,533,364      412,356       (6,320,809)     (5,908,453)
Rydex Inverse 2x S&P Select Sector Financial
  ETF........................................     6,997,000           --               --              --
Rydex 2x S&P Select Sector Technology ETF....     3,759,984           --         (831,362)       (831,362)
Rydex Inverse 2x S&P Select Sector Technology
  ETF........................................     5,652,000           --               --              --
Rydex 2x S&P Select Sector Health Care ETF...     5,160,250      551,995       (1,213,911)       (661,916)
Rydex Inverse 2x S&P Select Sector Health
  Care ETF...................................     7,442,000           --               --              --


6.  ACQUISTION OF RYDEX INVESTMENTS AND THE DISTRIBUTOR

At the close of business on January 17, 2008, Rydex NV, Inc., comprised of Rydex Investments, together with several other Rydex entities, was acquired by Security Benefit Corporation ("Security Benefit"), a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education, government, institutional, and qualified plan markets (the "Transaction"). As a result of the Transaction's completion, Rydex Investments and the Distributor are wholly-owned subsidiaries of Security Benefit. While the Transaction has no material impact on the Funds or their shareholders, it resulted in a change of control of Rydex Investments, which in turn caused the termination of the investment advisory agreement between Rydex Investments and the Funds.

A new investment advisory agreement between Rydex Investments and the Funds was approved under substantially the same terms as the previous investment advisory agreement (the "New Agreement"). This New Agreement was approved by shareholders, via proxy, and took effect upon the closing of the Transaction.

The Transaction had no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex Investments under the New Agreement, or the persons responsible for the management of the Funds.

                                                               ANNUAL REPORT 101



REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex 2X S&P 500 ETF, Rydex Inverse 2X S&P ETF, Rydex 2X MidCap 400 ETF, Rydex Inverse 2X MidCap 400 ETF, Rydex 2X Russell 2000 ETF, Rydex Inverse 2X Russell 2000 ETF, Rydex 2X S&P Select Sector Energy ETF, Rydex Inverse 2X S&P Select Sector Energy ETF, Rydex 2X S&P Select Sector Financial ETF, Rydex Inverse 2X S&P Select Sector Financial ETF, Rydex 2X S&P Select Sector Technology ETF, Rydex Inverse 2X S&P Select Sector Technology ETF, Rydex 2X S&P Select Sector Health Care ETF, Rydex Inverse 2X S&P Select Sector Health Care ETF (the "Funds"), fourteen of the funds comprising Rydex ETF Trust (the "Trust"), as of October 31, 2008, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the Rydex ETF Trust at October 31, 2008 mentioned above, the results of their operations for the year then ended, the changes in their net assets for the year then ended and the financial highlights for the period indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                   ERNST & YOUNG LOGO
Boston, Massachusetts
December 23, 2008

ANNUAL REPORT 102



SUPPLEMENTAL INFORMATION (Unaudited)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

For federal income tax purposes, the following information is furnished for the year ended October 31, 2008 in respect to percentage of ordinary distributions (net investment income plus short-term gains) which qualify for corporate dividends received deduction, designated qualified dividend income eligible for reduced taxes and distributions from long-term capital gains. These long-term capital gains distributions may be subject to a maximum tax rate of 15% as provided by the internal revenue code. The funds below hereby designate the maximum amount of such dividend allowable up to the amount of the dividends paid during the year.

                                                         DIVIDEND     LONG TERM     QUALIFIED
                                                         RECEIVED   CAPITAL GAINS    DIVIDEND
                                                        DEDUCTION    DISTRIBUTION     INCOME
                                                        ---------   -------------   ---------
Rydex 2x S&P 500 ETF..................................    100.00%      $     --      $575,623
Rydex Inverse 2x S&P 500 ETF..........................      0.00%       555,686
Rydex 2x S&P MidCap 400 ETF...........................    100.00%            --        55,537
Rydex Inverse 2x S&P MidCap 400 ETF...................      0.00%            --            --
Rydex 2x Russell 2000(R) ETF..........................     98.34%            --        64,291
Rydex Inverse 2x Russell 2000(R) ETF..................      0.00%       808,909            --
Rydex 2x S&P Select Sector Energy ETF.................    100.00%            --        17,826
Rydex Inverse 2x S&P Select Sector Energy ETF.........      0.00%            --            --
Rydex 2x S&P Select Sector Financial ETF..............     88.22%            --       100,592
Rydex Inverse 2x S&P Select Sector Financial ETF......      0.00%            --            --
Rydex 2x S&P Select Sector Technology ETF.............    100.00%            --        27,778
Rydex Inverse 2x S&P Select Sector Technology ETF.....      0.00%            --            --
Rydex 2x S&P Select Sector Health Care ETF............    100.00%            --        37,709
Rydex Inverse 2x S&P Select Sector Health Care ETF....      0.00%            --            --


PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2008 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

                                                               ANNUAL REPORT 103




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
CARL G.                    Rydex Series Funds - 2004                  158
VERBONCOEUR*              Rydex Variable Trust - 2004
TRUSTEE,                   Rydex Dynamic Funds - 2004
PRESIDENT (1952)             Rydex ETF Trust - 2004


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present). Executive Vice President of Rydex Investments (2000 to 2003)

                             ---------------------
MICHAEL P.                 Rydex Series Funds - 2005                  150
BYRUM*                    Rydex Variable Trust - 2005
Trustee, Vice              Rydex Dynamic Funds - 2005
President and                Rydex ETF Trust - 2005
Secretary (1970)



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to
2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

 NAME, POSITION                LENGTH OF SERVICE
       AND                         AS TRUSTEE                   NUMBER OF FUNDS
  YEAR OF BIRTH                   (YEAR BEGAN)                     OVERSEEN
----------------   -----------------------------------------   ----------------
JOHN O. DEMARET            Rydex Series Funds - 1997                  150
Trustee,                  Rydex Variable Trust - 1998
Chairman of the            Rydex Dynamic Funds - 1999
Board (1940)                 Rydex ETF Trust - 2003


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                             ---------------------
COREY A.                   Rydex Series Funds - 1993                  150
COLEHOUR                  Rydex Variable Trust - 1998
Trustee (1945)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and President of Schield Management, registered investment advisor (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment advisor (1985 to 2005)

                             ---------------------
J. KENNETH                 Rydex Series Funds - 1995                  150
DALTON                    Rydex Variable Trust - 1998
Trustee (1941)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                             ---------------------
WERNER E. KELLER           Rydex Series Funds - 2005                  150
Trustee (1940)            Rydex Variable Trust - 2005
                           Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                             ---------------------
THOMAS F. LYDON,           Rydex Series Funds - 2005                  150
JR.                       Rydex Variable Trust - 2005
Trustee (1960)             Rydex Dynamic Funds - 2005
                             Rydex ETF Trust - 2005



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                             ---------------------
PATRICK T.                 Rydex Series Funds - 1997                  150
MCCARVILLE                Rydex Variable Trust - 1998
Trustee (1942)             Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                             ---------------------
ROGER SOMERS               Rydex Series Funds - 1993                  150
Trustee (1944)            Rydex Variable Trust - 1998
                           Rydex Dynamic Funds - 1999
                             Rydex ETF Trust - 2003



PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

ANNUAL REPORT 104



INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (concluded)

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
NICK BONOS*                                Chief Financial Officer of Rydex
Vice President and Treasurer (1963)        Specialized Products, LLC (2005 to
                                           present); Vice President and Treasurer of
                                           Rydex Series Funds, Rydex Variable Trust,
                                           Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President
                                           of Rydex Investments (2003 to present);
                                           Vice President and Treasurer of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006); Vice President of Accounting of
                                           Rydex Investments (2000 to 2003)
JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, and Rydex Dynamic Funds
                                           (2000 to present); Secretary of Rydex ETF
                                           Trust (2002 to present); Vice President
                                           of Compliance of Rydex Investments (2000
                                           to present); Secretary of Rydex Capital
                                           Partners SPhinX Fund (2003 to 2006)
JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds, Rydex ETF Trust (2006 to
                                           present); Senior Vice President of Rydex
                                           Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Director of Accounting of Rydex
                                           Investments (2003 to 2004); Vice
                                           President of Mutual Funds, State Street
                                           Bank & Trust (2000 to 2003)
PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds,
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Rydex Investments.

[GRAPHIC]


[RYDEX INVESTMENTS LOGO]

       9601 Blackwell Road o Suite 500 o Rockville, MD 20850
       www.rydexinvestments.com o 800.820.0888

       ETF3-ANN-1008X1009

ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Werner Keller, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended October 31, 2008 and October 31, 2007 were $441,500 and $247,800, respectively. The aggregate Tax Fees billed by the Trust's principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended October 31, 2008 and October 31, 2007 were $0.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on January 7, 2009, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex ETF Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments ("RI") the investment advisor and manager of the Trust, and State Street Bank and Trust Company (the "Administrator"), the administrator of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust, the Administrator or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RI, the Administrator, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RI internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.